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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08941

The Vantagepoint Funds

(Exact name of registrant as specified in charter)

777 North Capitol Street, NE, Suite 600, Washington D.C. 20002-4240

(Address of principal executive offices) (Zip code)

Angela Montez, Secretary of the Registrant

777 North Capitol Street, NE, Suite 600, Washington D.C. 20002-4240

(Name and address of agent for service)

Registrant’s telephone number, including area code: 202-962-4600

Date of fiscal year end: 12/31/14

Date of reporting period: 01/01/14 - 06/30/14

Item 1 (Report to Shareholders): The semi-annual report is set forth below.

SEMIANNUAL REPORT

June 30, 2014

VANTAGEPOINT FUNDS

Table of Contents

Vantagepoint Shareholder Expenses 1
Vantagepoint Funds Returns 3
Vantagepoint Funds Graphical Representation of Portfolio Holdings 6

Vantagepoint Funds
- Statements of Assets and Liabilities 9
- Statements of Operations 16
- Statements of Changes in Net Assets 23
- Financial Highlights 38
- Notes to Financial Statements 73
- Schedules of Investments 138

Shareholder Expenses

As a shareholder of a Vantagepoint Fund, you incur ongoing expenses, such as advisory fees and other fund expenses. The following example is intended to help you understand your ongoing expenses (in dollars and cents) of investing in a fund and to compare these expenses with the ongoing expenses of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2014 to June 30, 2014.

Actual Expenses

The first section in the example below provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section in the example below provides information about the hypothetical account values and hypothetical expenses based on each fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

ACTUAL						HYPOTHETICAL
Beginning Account Value 1/01/14	Ending Account Value 6/30/14	2014 Annualized Expense Ratio(a)	Expenses Paid During Period*		Vantagepoint Funds	Beginning Account Value 1/01/14	Ending Account Value 6/30/14	Annualized Expense Ratio 2014	Expenses Paid During Period*
$1,000.00	$1,008.10	0.63%	$3.14		Low Duration Bond Investor Shares	$1,000.00	$1,021.67	0.63%	$3.16
$1,000.00	$1,009.30	0.38%	$1.89		Low Duration Bond T Shares	$1,000.00	$1,022.91	0.38%	$1.91
$1,000.00	$1,055.10	0.64%	$3.26		Inflation Focused Investor Shares	$1,000.00	$1,021.62	0.64%	$3.21
$1,000.00	$1,056.40	0.39%	$1.99		Inflation Focused T Shares	$1,000.00	$1,022.86	0.39%	$1.96
$1,000.00	$1,008.30	0.98%	$1.64	(b)	High Yield T Shares	$1,000.00	$1,019.83	0.98%	$4.91
$1,000.00	$1,073.90	0.79%	$4.06		Equity Income Investor Shares	$1,000.00	$1,020.88	0.79%	$3.96
$1,000.00	$1,075.70	0.54%	$2.78		Equity Income T Shares	$1,000.00	$1,022.12	0.54%	$2.71
$1,000.00	$1,065.80	0.77%	$3.94		Growth & Income Investor Shares	$1,000.00	$1,020.98	0.77%	$3.86
$1,000.00	$1,067.30	0.52%	$2.67		Growth & Income T Shares	$1,000.00	$1,022.22	0.52%	$2.61
$1,000.00	$1,042.50	0.78%	$3.95		Growth Investor Shares	$1,000.00	$1,020.93	0.78%	$3.91
$1,000.00	$1,043.30	0.53%	$2.69		Growth T Shares	$1,000.00	$1,022.17	0.53%	$2.66
$1,000.00	$1,065.30	0.98%	$5.02		Select Value Investor Shares	$1,000.00	$1,019.93	0.98%	$4.91
$1,000.00	$1,066.00	0.73%	$3.74		Select Value T Shares	$1,000.00	$1,021.17	0.73%	$3.66
$1,000.00	$1,045.10	0.83%	$4.21		Aggressive Opportunities Investor Shares	$1,000.00	$1,020.68	0.83%	$4.16
$1,000.00	$1,046.70	0.58%	$2.94		Aggressive Opportunities T Shares	$1,000.00	$1,021.92	0.58%	$2.91
$1,000.00	$1,058.00	0.95%	$4.85		Discovery Investor Shares	$1,000.00	$1,020.08	0.95%	$4.76
$1,000.00	$1,059.90	0.70%	$3.58		Discovery T Shares	$1,000.00	$1,021.32	0.70%	$3.51
$1,000.00	$1,064.10	0.98%	$5.02		International Investor Shares	$1,000.00	$1,019.93	0.98%	$4.91
$1,000.00	$1,064.90	0.73%	$3.74		International T Shares	$1,000.00	$1,021.17	0.73%	$3.66
$1,000.00	$1,042.20	0.53%	$2.68		Diversifying Strategies T Shares	$1,000.00	$1,022.17	0.53%	$2.66
$1,000.00	$1,037.40	0.42%	$2.12		Core Bond Index Class I	$1,000.00	$1,022.71	0.42%	$2.11
$1,000.00	$1,038.20	0.22%	$1.11		Core Bond Index Class II	$1,000.00	$1,023.70	0.22%	$1.10
$1,000.00	$1,038.70	0.17%	$0.86		Core Bond Index T Shares	$1,000.00	$1,023.95	0.17%	$0.85
$1,000.00	$1,069.60	0.41%	$2.10		500 Stock Index Class I	$1,000.00	$1,022.76	0.41%	$2.06
$1,000.00	$1,069.60	0.21%	$1.08		500 Stock Index Class II	$1,000.00	$1,023.75	0.21%	$1.05
$1,000.00	$1,070.20	0.16%	$0.82		500 Stock Index T Shares	$1,000.00	$1,024.00	0.16%	$0.80
$1,000.00	$1,067.60	0.41%	$2.10		Broad Market Index Class I	$1,000.00	$1,022.76	0.41%	$2.06

(continued)

ACTUAL					HYPOTHETICAL
Beginning Account Value 1/01/14	Ending Account Value 6/30/14	2014 Annualized Expense Ratio(a)	Expenses Paid During Period*	Vantagepoint Funds	Beginning Account Value 1/01/14	Ending Account Value 6/30/14	Annualized Expense Ratio 2014	Expenses Paid During Period*
$1,000.00	$1,068.80	0.21%	$1.08	Broad Market Index Class II	$1,000.00	$1,023.75	0.21%	$1.05
$1,000.00	$1,068.10	0.16%	$0.82	Broad Market Index T Shares	$1,000.00	$1,024.00	0.16%	$0.80
$1,000.00	$1,057.70	0.41%	$2.09	Mid/Small Company Index Class I	$1,000.00	$1,022.76	0.41%	$2.06
$1,000.00	$1,058.80	0.21%	$1.07	Mid/Small Company Index Class II	$1,000.00	$1,023.75	0.21%	$1.05
$1,000.00	$1,058.70	0.16%	$0.82	Mid/Small Company Index T Shares	$1,000.00	$1,024.00	0.16%	$0.80
$1,000.00	$1,046.90	0.54%	$2.74	Overseas Equity Index Class I	$1,000.00	$1,022.12	0.54%	$2.71
$1,000.00	$1,047.70	0.34%	$1.73	Overseas Equity Index Class II	$1,000.00	$1,023.11	0.34%	$1.71
$1,000.00	$1,046.80	0.29%	$1.47	Overseas Equity Index T Shares	$1,000.00	$1,023.36	0.29%	$1.45
$1,000.00	$1,036.20	0.89%	$4.49	Model Portfolio Conservative Growth Investor M Shares**	$1,000.00	$1,020.38	0.89%	$4.46
$1,000.00	$1,037.30	0.64%	$3.23	Model Portfolio Conservative Growth TM Shares**	$1,000.00	$1,021.62	0.64%	$3.21
$1,000.00	$1,045.50	0.88%	$4.46	Model Portfolio Traditional Growth Investor M Shares**	$1,000.00	$1,020.43	0.88%	$4.41
$1,000.00	$1,047.00	0.63%	$3.20	Model Portfolio Traditional Growth TM Shares**	$1,000.00	$1,021.67	0.63%	$3.16
$1,000.00	$1,053.30	0.91%	$4.63	Model Portfolio Long-Term Growth Investor M Shares**	$1,000.00	$1,020.28	0.91%	$4.56
$1,000.00	$1,054.50	0.66%	$3.36	Model Portfolio Long-Term Growth TM Shares**	$1,000.00	$1,021.52	0.66%	$3.31
$1,000.00	$1,059.20	0.96%	$4.90	Model Portfolio All-Equity Growth Investor M Shares**	$1,000.00	$1,020.03	0.96%	$4.81
$1,000.00	$1,060.30	0.71%	$3.63	Model Portfolio All-Equity Growth TM Shares**	$1,000.00	$1,021.27	0.71%	$3.56
$1,000.00	$1,038.50	0.85%	$4.30	Milestone Retirement Income Investor M Shares**	$1,000.00	$1,020.58	0.85%	$4.26
$1,000.00	$1,038.50	0.60%	$3.03	Milestone Retirement Income TM Shares**	$1,000.00	$1,021.82	0.60%	$3.01
$1,000.00	$1,042.40	0.88%	$4.46	Milestone 2010 Investor M Shares**	$1,000.00	$1,020.43	0.88%	$4.41
$1,000.00	$1,042.30	0.63%	$3.19	Milestone 2010 TM Shares**	$1,000.00	$1,021.67	0.63%	$3.16
$1,000.00	$1,044.50	0.88%	$4.46	Milestone 2015 Investor M Shares**	$1,000.00	$1,020.43	0.88%	$4.41
$1,000.00	$1,046.10	0.63%	$3.20	Milestone 2015 TM Shares**	$1,000.00	$1,021.67	0.63%	$3.16
$1,000.00	$1,046.20	0.86%	$4.36	Milestone 2020 Investor M Shares**	$1,000.00	$1,020.53	0.86%	$4.31
$1,000.00	$1,047.90	0.61%	$3.10	Milestone 2020 TM Shares**	$1,000.00	$1,021.77	0.61%	$3.06
$1,000.00	$1,050.00	0.87%	$4.42	Milestone 2025 Investor M Shares**	$1,000.00	$1,020.48	0.87%	$4.36
$1,000.00	$1,050.70	0.62%	$3.15	Milestone 2025 TM Shares**	$1,000.00	$1,021.72	0.62%	$3.11
$1,000.00	$1,053.00	0.88%	$4.48	Milestone 2030 Investor M Shares**	$1,000.00	$1,020.43	0.88%	$4.41
$1,000.00	$1,053.70	0.63%	$3.21	Milestone 2030 TM Shares**	$1,000.00	$1,021.67	0.63%	$3.16
$1,000.00	$1,055.20	0.88%	$4.48	Milestone 2035 Investor M Shares**	$1,000.00	$1,020.43	0.88%	$4.41
$1,000.00	$1,056.70	0.63%	$3.21	Milestone 2035 TM Shares**	$1,000.00	$1,021.67	0.63%	$3.16
$1,000.00	$1,057.80	0.88%	$4.49	Milestone 2040 Investor M Shares**	$1,000.00	$1,020.43	0.88%	$4.41
$1,000.00	$1,059.30	0.63%	$3.22	Milestone 2040 TM Shares**	$1,000.00	$1,021.67	0.63%	$3.16
$1,000.00	$1,059.20	0.97%	$4.95	Milestone 2045 Investor M Shares**	$1,000.00	$1,019.98	0.97%	$4.86
$1,000.00	$1,060.60	0.72%	$3.68	Milestone 2045 TM Shares**	$1,000.00	$1,021.22	0.72%	$3.61
$1,000.00	$1,058.10	1.10%	$5.61	Milestone 2050 Investor M Shares**	$1,000.00	$1,019.34	1.10%	$5.51
$1,000.00	$1,060.40	0.85%	$4.34	Milestone 2050 TM Shares**	$1,000.00	$1,020.58	0.85%	$4.26

(a)	Net of waivers, if any.

(b)	The High Yield Fund commenced operations on May 1, 2014. Expenses are calculated using the fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value over the period, multiplied by [number of days in most recent fiscal half year divided by total number of days in fiscal year e.g., 61/365] (to reflect the period since commencement of operations).

*	Expenses are calculated using each fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value over the period, multiplied by [number of days in most recent fiscal half year divided by total number of days in fiscal year e.g., 181/365] (to reflect the one-half year period).

**	This fund invests in one or more other mutual funds. The annualized expense ratio includes this fund’s proportionate share of the expense ratio of such other mutual fund(s).

Vantagepoint Funds Returns*

As of June 30, 2014

	Year to Date	1 Year	3 Years	5 Years	10 Years	Since Inception	Inception Date
Actively Managed Funds[1]							
Vantagepoint Low Duration Bond Fund (Investor Shares)	0.81%	2.04%	1.81%	2.82%	3.15%	—	12/00
Vantagepoint Low Duration Bond Fund (T Shares)	0.93%	2.27%	1.92%	2.89%	3.18%	—	3/13
Vantagepoint Inflation Focused Fund (Investor Shares)	5.51%	3.83%	2.97%	4.89%	4.49%	—	7/92
Vantagepoint Inflation Focused Fund (T Shares)	5.64%	4.16%	3.10%	4.97%	4.53%	—	3/13
Vantagepoint High Yield Fund (T Shares)	—	—	—	—	—	0.83%	5/14
Vantagepoint Equity Income Fund (Investor Shares)	7.39%	24.12%	14.25%	17.98%	7.92%	—	4/94
Vantagepoint Equity Income Fund (T Shares)	7.57%	24.45%	14.38%	18.07%	7.96%	—	3/13
Vantagepoint Growth & Income Fund (Investor Shares)	6.58%	24.67%	16.15%	18.49%	7.80%	—	10/98
Vantagepoint Growth & Income Fund (T Shares)	6.73%	24.98%	16.28%	18.57%	7.83%	—	3/13
Vantagepoint Growth Fund (Investor Shares)	4.25%	26.15%	13.99%	16.56%	5.53%	—	4/83
Vantagepoint Growth Fund (T Shares)	4.33%	26.46%	14.12%	16.64%	5.57%	—	3/13
Vantagepoint Select Value Fund (Investor Shares)	6.53%	24.17%	15.36%	20.59%	—	8.38%	10/07
Vantagepoint Select Value Fund (T Shares)	6.60%	24.44%	15.47%	20.66%	—	8.43%	3/13
Vantagepoint Aggressive Opportunities Fund (Investor Shares)	4.51%	25.58%	12.64%	18.02%	8.62%	—	10/94
Vantagepoint Aggressive Opportunities Fund (T Shares)	4.67%	25.89%	12.77%	18.10%	8.66%	—	3/13
Vantagepoint Discovery Fund (Investor Shares)	5.80%	28.21%	15.34%	20.60%	—	7.47%	10/07
Vantagepoint Discovery Fund (T Shares)	5.99%	28.54%	15.48%	20.68%	—	7.53%	3/13
Vantagepoint International Fund (Investor Shares)	6.41%	22.04%	8.23%	12.06%	6.94%	—	10/94
Vantagepoint International Fund (T Shares)	6.49%	22.37%	8.36%	12.15%	6.98%	—	3/13
Vantagepoint Diversifying Strategies Fund (T Shares)	4.22%	8.77%	4.07%	4.39%	—	2.68%	10/07
Index Funds[1]							
Vantagepoint Core Bond Index Fund (Class I)	3.74%	3.88%	3.18%	4.37%	4.47%	—	6/97
Vantagepoint Core Bond Index Fund (Class II)	3.82%	4.06%	3.38%	4.58%	4.68%	—	4/99
Vantagepoint Core Bond Index Fund (T Shares)	3.87%	4.14%	3.31%	4.45%	4.51%	—	3/13
Vantagepoint 500 Stock Index Fund (Class I)	6.96%	24.16%	16.13%	18.37%	7.36%	—	6/97
Vantagepoint 500 Stock Index Fund (Class II)	6.96%	24.27%	16.35%	18.61%	7.56%	—	4/99
Vantagepoint 500 Stock Index Fund (T Shares)	7.02%	24.34%	16.25%	18.44%	7.39%	—	3/13
Vantagepoint Broad Market Index Fund (Class I)	6.76%	24.79%	16.09%	18.89%	8.01%	—	10/94
Vantagepoint Broad Market Index Fund (Class II)	6.88%	25.07%	16.31%	19.14%	8.24%	—	4/99
Vantagepoint Broad Market Index Fund (T Shares)	6.81%	25.09%	16.22%	18.96%	8.05%	—	3/13
Vantagepoint Mid/Small Company Index Fund (Class I)	5.77%	25.21%	15.36%	21.28%	10.01%	—	6/97
Vantagepoint Mid/Small Company Index Fund (Class II)	5.88%	25.47%	15.60%	21.54%	10.23%	—	4/99
Vantagepoint Mid/Small Company Index Fund (T Shares)	5.87%	25.46%	15.48%	21.35%	10.05%	—	3/13
Vantagepoint Overseas Equity Index Fund (Class I)	4.69%	23.10%	7.73%	11.41%	6.52%	—	6/97
Vantagepoint Overseas Equity Index Fund (Class II)	4.77%	23.37%	7.96%	11.63%	6.75%	—	4/99
Vantagepoint Overseas Equity Index Fund (T Shares)	4.68%	23.31%	7.83%	11.47%	6.55%	—	3/13

3

Year to Date	1 Year	3 Years	5 Years	10 Years	Since Inception	Inception Date
Model Portfolio Funds[1]							
Vantagepoint Model Portfolio Conservative Growth Fund (Investor M Shares)	3.62%	11.29%	6.88%	8.93%	5.40%	—	4/96
Vantagepoint Model Portfolio Conservative Growth Fund (TM Shares)	3.73%	11.55%	6.99%	9.00%	5.43%	—	3/13
Vantagepoint Model Portfolio Traditional Growth Fund (Investor M Shares)	4.55%	15.97%	9.24%	11.80%	6.25%	—	4/96
Vantagepoint Model Portfolio Traditional Growth Fund (TM Shares)	4.70%	16.26%	9.36%	11.88%	6.28%	—	3/13
Vantagepoint Model Portfolio Long-Term Growth Fund (Investor M Shares)	5.33%	19.41%	10.79%	13.82%	6.94%	—	4/96
Vantagepoint Model Portfolio Long-Term Growth Fund (TM Shares)	5.45%	19.71%	10.91%	13.89%	6.98%	—	3/13
Vantagepoint Model Portfolio All-Equity Growth Fund (Investor M Shares)	5.92%	24.17%	13.14%	16.96%	7.41%	—	10/00
Vantagepoint Model Portfolio All-Equity Growth Fund (TM Shares)	6.03%	24.46%	13.26%	17.03%	7.45%	—	3/13
Milestone Funds[1,2]							
Vantagepoint Milestone Retirement Income Fund (Investor M Shares)	3.85%	8.69%	5.44%	7.21%	—	4.60%	1/05
Vantagepoint Milestone Retirement Income Fund (TM Shares)	3.85%	8.89%	5.53%	7.27%	—	4.63%	3/13
Vantagepoint Milestone 2010 Fund (Investor M Shares)	4.24%	12.04%	7.28%	9.01%	—	5.40%	1/05
Vantagepoint Milestone 2010 Fund (TM Shares)	4.23%	12.25%	7.38%	9.07%	—	5.43%	3/13
Vantagepoint Milestone 2015 Fund (Investor M Shares)	4.45%	13.58%	8.06%	10.59%	—	5.74%	1/05
Vantagepoint Milestone 2015 Fund (TM Shares)	4.61%	13.89%	8.18%	10.67%	—	5.78%	3/13
Vantagepoint Milestone 2020 Fund (Investor M Shares)	4.62%	15.27%	8.96%	11.77%	—	6.00%	1/05
Vantagepoint Milestone 2020 Fund (TM Shares)	4.79%	15.57%	9.09%	11.85%	—	6.04%	3/13
Vantagepoint Milestone 2025 Fund (Investor M Shares)	5.00%	17.16%	9.96%	12.97%	—	6.30%	1/05
Vantagepoint Milestone 2025 Fund (TM Shares)	5.07%	17.45%	10.08%	13.04%	—	6.33%	3/13
Vantagepoint Milestone 2030 Fund (Investor M Shares)	5.30%	18.90%	10.83%	14.09%	—	6.56%	1/05
Vantagepoint Milestone 2030 Fund (TM Shares)	5.37%	19.18%	10.95%	14.16%	—	6.60%	3/13
Vantagepoint Milestone 2035 Fund (Investor M Shares)	5.52%	20.52%	11.67%	15.20%	—	6.85%	1/05
Vantagepoint Milestone 2035 Fund (TM Shares)	5.67%	20.80%	11.78%	15.28%	—	6.89%	3/13
Vantagepoint Milestone 2040 Fund (Investor M Shares)	5.78%	22.00%	12.45%	16.08%	—	7.09%	1/05
Vantagepoint Milestone 2040 Fund (TM Shares)	5.93%	22.29%	12.57%	16.16%	—	7.13%	3/13
Vantagepoint Milestone 2045 Fund (Investor M Shares)	5.92%	22.39%	12.63%	—	—	13.10%	1/10
Vantagepoint Milestone 2045 Fund (TM Shares)	6.06%	22.73%	12.76%	—	—	13.19%	3/13
Vantagepoint Milestone 2050 Fund (Investor M Shares)	5.81%	21.90%	—	—	—	19.66%	9/12
Vantagepoint Milestone 2050 Fund (TM Shares)	6.04%	22.25%	—	—	—	19.91%	3/13

4

* *Current performance may be higher or lower than the past performance presented in this report. Past performance is no guarantee of future performance. Investment returns and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance is available by calling 800-669-7400 or at www.icmarc.org/vpperformance.*

[1] *Prior to March 1, 2013, only the Index Funds offered more than one class of shares. In the above table, performance information for the T Shares of the Actively Managed Funds, for the TM Shares of the Model Portfolio Funds and Milestone Funds, and T Shares for the Index Funds is based on the single share class offered before March 1, 2013, the inception date for the T Shares and TM Shares, except that the performance information for the T Shares of the Index Funds was based on Class I of those Funds. This prior performance has not been adjusted to reflect the actual fees and expenses paid by the T Shares or TM Shares. Performance of the Model Portfolio Funds and Milestone Funds is dependent upon the performance of the underlying funds in which each Model Portfolio Fund and Milestone Fund invests. On March 1, 2013, all outstanding shares of the Diversifying Strategies Fund were renamed T Shares.*

[2] *The share values of the Milestone Funds are not guaranteed at any time, including at or after each Milestone Fund's target year, which is the year when investors expect to retire and begin making gradual withdrawals. There is no guarantee that a Milestone Fund will provide adequate income at and through an investor's retirement or that the investor will have adequate savings for retirement. The Milestone Funds' asset allocations change over time, as described in The Vantagepoint Funds' prospectus.*

5

Vantagepoint Funds Graphical Representation of Portfolio Holdings
As of June 30, 2014

Fixed Income Funds' Sector Allocation (% of Net Assets)

	Asset-Backed	Corporates	Floating Rate Loans	Mortgage-Backed	U.S. Treasury	U.S. Treasury Inflation Protected	Government Related	Cash/Cash Equivalents[1]
Low Duration Bond Fund	14.4%	50.9%	0.7%	4.6%	22.7%	0.0%	3.3%	3.4%
Inflation Focused Fund	0.6%	2.1%	0.0%	0.6%	0.1%	88.9%	2.8%	4.9%
Core Bond Index Fund	0.4%	24.2%	0.0%	30.9%	34.4%	0.0%	9.3%	0.8%
High Yield Fund	0.0%	85.7%	0.0%	0.0%	6.9%	0.0%	0.0%	7.4%

Due to rounding, allocations may not add up to 100%.

Equity Funds' Asset Class Allocation (% of Net Assets)

	Equity	Cash/Cash Equivalents[1]
Equity Income Fund	95.3%	4.7%
500 Stock Index Fund	95.5%	4.5%
Growth & Income Fund	95.4%	4.6%
Broad Market Index Fund	98.2%	1.8%
Growth Fund	97.3%	2.7%
Select Value Fund	95.6%	4.4%
Aggressive Opportunities Fund	96.0%	4.0%
Mid/Small Company Index Fund	98.7%	1.3%

Due to rounding, allocations may not add up to 100%.

Equity Funds' Sector Allocation (% of Total Investments)

	Consumer Discretionary	Consumer Staples	Energy	Financials	Health Care	Industrials	Information Technology	Materials	Telecomm Services	Utilities	Other
Equity Income Fund	12.0%	5.0%	16.1%	25.8%	8.3%	11.7%	8.5%	3.7%	5.2%	3.7%	0.0%
500 Stock Index Fund	11.8%	9.5%	10.9%	16.1%	13.3%	10.5%	18.8%	3.5%	2.4%	3.1%	0.0%
Growth & Income Fund	14.7%	7.0%	10.8%	19.2%	12.4%	13.1%	15.7%	5.1%	0.9%	1.1%	0.0%
Broad Market Index Fund	12.4%	8.2%	9.8%	17.2%	13.0%	11.7%	18.3%	3.9%	2.2%	3.1%	0.0%
Growth Fund	19.0%	5.9%	7.6%	6.6%	18.3%	11.5%	24.3%	6.2%	0.6%	0.0%	0.0%
Select Value Fund	13.8%	2.6%	9.5%	25.1%	6.5%	15.0%	13.7%	5.2%	0.9%	7.7%	0.0%
Aggressive Opportunities Fund	18.4%	4.7%	8.6%	12.4%	11.1%	20.8%	16.2%	3.5%	4.2%	0.1%	0.0%
Mid/Small Company Index Fund	13.9%	3.0%	6.1%	22.5%	11.1%	16.0%	15.3%	6.7%	0.8%	4.5%	0.0%

Allocations represent the portion of each Fund classified as stocks above and due to rounding, the allocations may not add up to 100%.

[1]Cash allocation reduced by other assets and liabilities such as receivables, payables, and accrued expenses as detailed in the Statements of Assets & Liabilities.

6

Vantagepoint Funds Graphical Representation of Portfolio Holdings (continued)

Discovery Fund's and Diversifying Strategies Fund's Asset Class Allocation* (% of Net Assets)

	Equity	Fixed Income	Convertible	Cash/Cash Equivalents[1]
Discovery Fund	99.3%	48.2%	0.0%	1.8%
Diversifying Strategies Fund	37.5%	55.1%	36.1%	1.6%

*For these funds, the portfolio exposures represent the market value of physical securities and a measurement of the exposure through the derivative instruments held by the Fund as a percent of the Fund's net assets. For the purpose of displaying this allocation information, exposure through derivatives is measured based on the value of the underlying assets, rate or index represented by the derivative. This measurement is different from the valuation used for the purposes of calculating the Fund's net asset value, is intended to reflect the "economic exposure" of the derivative, and results in a total percentage reflected in the chart that exceeds 100%.

Discovery Fund's and Diversifying Strategies Fund's Fixed Income Sector Allocation* (% of Net Assets excluding equities, convertibles, and cash/cash equivalents)

	Asset-Backed	Corporates	Floating Rate Loans	Mortgage-Backed	U.S. Treasury	U.S. Treasury Inflation Protected	Government Related
Discovery Fund	8.0%	45.4%	0.0%	7.2%	35.9%	0.0%	3.5%
Diversifying Strategies Fund	8.7%	56.2%	0.7%	10.4%	22.4%	0.0%	1.6%

*For these funds, the fixed income sector allocations were calculated using the actual fixed income securities held. This represents the portion of each fund classified as fixed income above. Due to rounding, allocations may not add up to 100%.

Discovery Fund's and Diversifying Strategies Fund's Equity Sector Allocation* (% of Total Investments excluding fixed income, convertibles, and cash/cash equivalents)

	Consumer Discretionary	Consumer Staples	Energy	Financials	Health Care	Industrials	Information Technology	Materials	Telecomm Services	Utilities	Other
Discovery Fund	13.5%	2.6%	6.9%	21.6%	13.4%	15.3%	18.7%	4.8%	0.4%	2.7%	0.0%
Diversifying Strategies Fund	11.3%	2.7%	5.3%	33.9%	11.3%	12.1%	15.3%	4.3%	0.7%	2.9%	0.3%

*For these funds, the equity sector allocations were calculated using the actual equity securities held and blending them with the sectors represented in the Russell 2000 Index futures held. This represents the portion of each fund classified as equities above and due to rounding, the allocations may not add up to 100%.

Country Allocation for the International Fund and Overseas Equity Index Fund (% of Net Assets)

	Australia	Canada	China	France	Germany	Hong Kong	Italy	Japan	Netherlands	Singapore	Spain	Sweden	Switzerland	United Kingdom	Cash/Cash Equivalents[1]	Other**
International Fund	4.1%	2.8%	2.6%	7.5%	7.7%	4.3%	2.3%	17.0%	4.3%	1.6%	2.5%	1.2%	8.3%	13.9%	2.2%	17.7%
Overseas Equity Index Fund	7.6%	0.0%	0.0%	9.8%	9.0%	2.6%	2.4%	19.9%	4.6%	1.3%	3.6%	2.9%	9.5%	18.1%	1.7%	7.0%

**Other represents countries not listed with under a 2.0% individual weighting.

[1] Cash allocation reduced by other assets and liabilities such as receivables, payables, and accrued expenses as detailed in the Statements of Assets & Liabilities.

7

Model Portfolio Funds and Milestone Funds Underlying Fund Allocation (% of Net Assets)

	Low Duration Bond Fund	Core Bond Index Fund	Inflation Focused Fund	High Yield Fund	Equity Income Fund	Growth & Income Fund	Growth Fund	Select Value Fund	Mid/Small Company Index Fund	Aggressive Opportunities Fund	Discovery Fund	International Fund	Vanguard FTSE EM ETF	Diversifying Strategies Fund
Model Portfolio Conservative Growth Fund	27.6%	16.3%	7.5%	9.7%	7.3%	5.3%	4.8%	2.6%	0.0%	1.4%	1.4%	6.4%	1.0%	9.0%
Model Portfolio Traditional Growth Fund	9.7%	16.1%	3.4%	4.9%	11.0%	11.3%	8.9%	4.5%	0.0%	3.1%	2.6%	11.1%	1.7%	12.0%
Model Portfolio Long-Term Growth Fund	0.0%	12.0%	0.0%	3.0%	14.7%	14.6%	11.0%	6.9%	0.0%	5.0%	3.7%	14.2%	2.1%	13.0%
Model Portfolio All-Equity Growth Fund	0.0%	0.0%	0.0%	0.0%	23.0%	17.3%	14.0%	10.3%	0.0%	9.3%	6.3%	17.0%	3.0%	0.0%
Milestone Retirement Income Fund	26.3%	20.6%	10.5%	5.6%	7.4%	7.4%	2.8%	0.4%	3.9%	0.4%	0.4%	6.3%	1.3%	7.0%
Milestone 2010 Fund	18.5%	21.1%	9.5%	5.5%	8.6%	7.0%	5.3%	0.3%	4.8%	0.3%	0.3%	7.3%	1.4%	10.0%
Milestone 2015 Fund	16.2%	18.8%	6.2%	4.7%	10.1%	7.7%	6.4%	0.5%	5.2%	0.5%	0.5%	8.9%	1.8%	12.5%
Milestone 2020 Fund	10.4%	18.9%	4.0%	4.2%	12.3%	9.4%	7.3%	0.6%	6.3%	0.6%	0.6%	10.4%	2.1%	13.0%
Milestone 2025 Fund	7.5%	15.3%	1.5%	4.2%	14.6%	10.2%	8.7%	0.7%	7.0%	0.7%	0.7%	11.8%	2.6%	14.6%
Milestone 2030 Fund	2.9%	13.2%	0.6%	3.2%	16.6%	10.5%	10.7%	0.8%	8.3%	0.8%	0.8%	13.7%	3.0%	15.0%
Milestone 2035 Fund	0.4%	8.7%	0.1%	2.0%	19.6%	11.9%	11.5%	0.9%	9.3%	0.9%	0.9%	15.6%	3.3%	15.0%
Milestone 2040 Fund	0.0%	3.0%	0.0%	1.2%	22.4%	12.5%	12.4%	1.0%	10.2%	1.0%	1.0%	17.0%	3.5%	15.0%
Milestone 2045 Fund	0.0%	0.0%	0.0%	1.0%	24.0%	11.5%	13.9%	1.0%	10.5%	1.0%	1.0%	17.5%	3.8%	15.0%
Milestone 2050 Fund	0.0%	0.0%	0.0%	1.0%	24.0%	11.5%	13.9%	1.0%	10.5%	1.0%	1.0%	17.5%	3.8%	15.0%

Due to rounding, allocations may not add up to 100%.

8

THE VANTAGEPOINT FUNDS

Statements of Assets and Liabilities

June 30, 2014 (Unaudited)

	Low Duration Bond	Inflation Focused(1)	High Yield	Equity Income
ASSETS:
Investment in securities, at value†	$784,363,435	$524,554,664	$383,740,458	$2,441,071,096
Cash	49,142	800	—	121,329
Cash denominated in foreign currencies	—	215,902	5,303,064	—
Receivables:
Dividends	1,828	2,063	5,872	2,399,237
Interest	2,954,119	2,142,736	4,624,989	—
Security lending income	2,367	—	6,590	43,203
Investments sold	1,115,926	2,976,468	—	53,445,151
Fund shares sold	1,621,466	1,856,068	1,384,148	878,045
Recoverable foreign taxes	—	—	—	59,336
Due from broker—swap agreements collateral	—	10,000	—	—
Swap agreements, at value (Premium $0, $18,641, $0 and $0)	—	252,425	—	—

Total Assets	790,108,283	532,011,126	395,065,121	2,498,017,397

LIABILITIES:
Payables:
Investments purchased	7,227,672	9,263,478	371,575	56,662,558
Distributions	696,458	1,444,187	878,857	—
Fund shares redeemed	5,324	7,445	—	407,896
Variation margin on futures contracts	7,988	69,282	—	—
Variation margin on centrally cleared swaps	—	58,272	—	—
Collateral for securities loaned	13,081,190	—	31,497,398	33,993,761
Swap agreements, at value (Premium $0, $54,201, $0 and $0)	—	187,262	—	—
Unrealized depreciation on forward foreign currency exchange contracts	26,243	—	47,013	—
Accrued Expenses:
Advisory fees	62,495	42,157	82,623	195,040
Subadviser fees	259,071	197,832	250,628	1,887,081
Fund services fees	72,027	47,574	29,509	208,092
Administration fees	2,756	2,756	428	2,756
Directors’ fees and expenses	935	867	1,098	3,686
Other accrued expenses	46,332	75,280	43,931	158,217

Total Liabilities	21,488,491	11,396,392	33,203,060	93,519,087

NET ASSETS	$768,619,792	$520,614,734	$361,862,061	$2,404,498,310

NET ASSETS REPRESENTED BY:
Paid-in capital	$761,387,831	$511,817,228	$360,560,400	$1,546,288,942
Undistributed net investment income (loss)	(84,356)	96,034	34,724	22,703,947
Accumulated net realized gain (loss) on investments, futures contracts, foreign currency transactions, written options and swap agreements	1,066,968	(4,121,131)	(1,948)	302,169,939
Net unrealized appreciation on investments, futures contracts, foreign currency transactions and swap agreements	6,249,349	12,822,603	1,268,885	533,335,482

NET ASSETS	$768,619,792	$520,614,734	$361,862,061	$2,404,498,310

CAPITAL SHARES:
Net Assets—Investor Shares	$46,441,651	$26,554,567	$—	$64,147,533
Shares Outstanding—Investor Shares	4,576,698	2,424,844	—	5,381,891
Net Asset Value—Investor Shares offering and redemption price per share (net assets divided by shares outstanding)	$10 .15	$10 .95	$—	$11 .92
Net Assets—T Shares	$722,178,141	$494,060,167	$361,862,061	$2,340,350,777
Shares Outstanding—T Shares	71,159,767	45,095,142	36,012,371	196,077,349
Net Asset Value—T Shares offering and redemption price per share (net assets divided by shares outstanding)	$10 .15	$10 .96	$10 .05	$11 .94
Cost of investments	$778,040,452	$511,236,761	$382,481,377	$1,907,737,168
Cost of cash denominated in foreign currencies	$—	$212,417	$5,246,327	$—

† Includes securities on loan with values of (Note 7):	$12,817,123	$—	$30,904,395	$33,277,768
(1)	Formerly Inflation Protected Securities Fund.

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Statements of Assets and Liabilities

June 30, 2014 (Unaudited)

	Growth & Income	Growth	Select Value	Aggressive Opportunities
ASSETS:
Investment in securities, at value†	$1,701,708,621	$2,333,932,006	$494,999,505	$1,173,919,624
Cash	811	—	—	—
Receivables:
Dividends	1,504,413	1,122,341	814,858	348,149
Security lending income	3,905	6,820	4,432	36,359
Investments sold	1,383,439	—	1,828,127	74,228,965
Fund shares sold	110,718	114,739	11,047	5,556
Recoverable foreign taxes	690	—	—	—

Total Assets	1,704,712,597	2,335,175,906	497,657,969	1,248,538,653

LIABILITIES:
Payables:
Investments purchased	2,264,445	5,101,458	1,807,155	72,375,736
Fund shares redeemed	807,072	610,022	734,595	432,612
Collateral for securities loaned	10,291,002	35,000,669	20,558,819	33,745,959
Accrued Expenses:
Advisory fees	137,292	186,656	38,795	92,477
Subadviser fees	1,258,803	1,662,548	586,682	972,625
Fund services fees	145,958	193,150	40,756	99,266
Administration fees	2,756	2,747	2,756	2,756
Directors’ fees and expenses	2,611	3,500	719	1,863
Other accrued expenses	134,012	193,605	60,840	106,452

Total Liabilities	15,043,951	42,954,355	23,831,117	107,829,746

NET ASSETS	$1,689,668,646	$2,292,221,551	$473,826,852	$1,140,708,907

NET ASSETS REPRESENTED BY:
Paid-in capital	$1,054,050,289	$1,717,433,459	$329,687,937	$748,124,695
Undistributed net investment income	15,571,114	5,366,652	3,793,874	6,671,372
Accumulated net realized gain (loss) on investments and foreign currency transactions	134,732,306	(34,841,610)	44,313,007	119,661,087
Net unrealized appreciation on investments and foreign currency transactions	485,314,937	604,263,050	96,032,034	266,251,753

NET ASSETS	$1,689,668,646	$2,292,221,551	$473,826,852	$1,140,708,907

CAPITAL SHARES:
Net Assets—Investor Shares	$42,702,264	$31,595,466	$9,563,652	$33,582,108
Shares Outstanding—Investor Shares	3,031,717	2,386,439	698,174	2,501,039
Net Asset Value—Investor Shares offering and redemption price per share (net assets divided by shares outstanding)	$14 .09	$13 .24	$13 .70	$13 .43
Net Assets—T Shares	$1,646,966,382	$2,260,626,085	$464,263,200	$1,107,126,799
Shares Outstanding—T Shares	116,764,284	170,491,249	33,837,485	82,332,901
Net Asset Value—T Shares offering and redemption price per share (net assets divided by shares outstanding)	$14 .11	$13 .26	$13 .72	$13 .45
Cost of investments	$1,216,393,718	$1,729,668,956	$398,967,471	$907,667,872
† Includes securities on loan with values of (Note 7):	$10,144,636	$34,451,961	$20,180,854	$33,270,188

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Statements of Assets and Liabilities

June 30, 2014 (Unaudited)

	Discovery	International	Diversifying Strategies(1)
ASSETS:
Investment in securities, at value†	$310,417,894	$1,571,411,721	$1,079,478,428
Cash	—	866,110	56,679
Cash denominated in foreign currencies	35	2,760,069	—
Receivables:
Dividends	119,728	3,619,089	148,433
Interest	405,110	—	3,481,721
Security lending income	35,118	84,014	—
Investments sold	586,055	16,789,475	2,504,101
Fund shares sold	9,774	629,416	297,721
Recoverable foreign taxes	—	1,424,974	62,550
Variation margin on futures contracts	1,010,027	—	2,301,966
Unrealized appreciation on forward foreign currency exchange contracts	10,761	—	—

Total Assets	312,594,502	1,597,584,868	1,088,331,599

LIABILITIES:
Payables:
Investments purchased	1,103,986	12,296,001	8,904,499
Fund shares redeemed	490,867	268,349	67,306
Variation margin on centrally cleared swaps	—	—	—
Foreign taxes	—	38,442	—
Collateral for securities loaned	20,174,319	37,947,452	—
Unrealized depreciation on forward foreign currency exchange contracts	10,797	15,397	29,119
Accrued Expenses:
Advisory fees	23,605	125,527	87,389
Subadviser fees	286,721	1,750,666	810,623
Fund services fees	24,796	129,190	87,392
Administration fees	2,755	2,756	2,756
Directors’ fees and expenses	414	2,125	1,697
Other accrued expenses	59,577	272,823	87,014

Total Liabilities	22,177,837	52,848,728	10,077,795

NET ASSETS	$290,416,665	$1,544,736,140	$1,078,253,804

NET ASSETS REPRESENTED BY:
Paid-in capital	$229,622,111	$1,259,458,730	$991,100,435
Undistributed net investment income	1,130,141	39,516,104	3,125,908
Accumulated net realized gain (loss) on investments, futures contracts, foreign currency transactions, purchased options on Euro-Bund Futures and written options	26,609,416	(21,239,256)	44,695,467
Net unrealized appreciation on investments, futures contracts and foreign currency transactions	33,054,997	267,000,562	39,331,994

NET ASSETS	$290,416,665	$1,544,736,140	$1,078,253,804

CAPITAL SHARES:
Net Assets—Investor Shares	$5,855,019	$17,817,344	$—
Shares Outstanding—Investor Shares	509,415	1,510,831	—
Net Asset Value—Investor Shares offering and redemption price per share (net assets divided by shares outstanding)	$11 .49	$11 .79	$—
Net Assets—T Shares	$284,561,646	$1,526,918,796	$1,078,253,804
Shares Outstanding—T Shares	24,722,438	129,305,977	99,237,296
Net Asset Value—T Shares offering and redemption price per share (net assets divided by shares outstanding)	$11 .51	$11 .81	$10 .87
Cost of investments	$280,833,000	$1,304,431,450	$1,047,649,961
Cost of cash denominated in foreign currencies	$35	$2,760,447	$—

† Includes securities on loan with values of (Note 7):	$19,476,514	$36,191,368	$—
(1)	Formerly Diversified Assets Fund.

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Statements of Assets and Liabilities

June 30, 2014 (Unaudited)

	Core Bond Index	500 Stock Index	Broad Market Index	Mid/Small Company Index	Overseas Equity Index
ASSETS:
Investment in securities, at value†	$1,856,123,560	$698,227,057	$862,511,204	$805,437,249	$336,049,058
Cash	—	—	1,236	1,938	6,687
Cash denominated in foreign currencies	—	—	—	—	1,146,246
Receivables:
Dividends	13,509	706,179	882,018	781,868	662,406
Interest	9,231,366	—	—	—	—
Security lending income	5,445	1,847	20,254	88,256	18,103
Investments sold	47,587,951	—	13,016,650	35,703,168	30,882
Fund shares sold	6,433,160	1,112,176	501,660	1,133,737	534,325
Due from investment adviser	64,565	26,341	31,892	28,215	12,542
Recoverable foreign taxes	—	—	—	—	307,009
Variation margin on futures contracts	—	6,040	18,997	48,929	4,009
Unrealized appreciation on forward foreign currency exchange contracts	—	—	—	—	110,124

Total Assets	1,919,459,556	700,079,640	876,983,911	843,223,360	338,881,391

LIABILITIES:
Payables:
Investments purchased	245,456,732	559,368	13,160,215	44,351,335	5,872,724
Distributions	3,486,860	—	—	—	—
Fund shares redeemed	4,260	14,307	72,758	14,777	3,748
Collateral for securities loaned	22,401,413	5,419,809	20,441,348	56,194,607	8,417,319
Unrealized depreciation on forward foreign currency exchange contracts	—	—	—	—	32,258
AccruedExpenses:
Advisory fees	66,612	27,979	34,274	29,723	13,198
Subadviser fees	37,907	16,528	33,558	25,740	30,594
Fund services fees	136,926	62,053	75,303	64,472	28,441
Administration fees	2,756	2,756	2,756	2,756	2,756
Directors’ fees and expenses	1,947	991	1,203	1,103	444
Other accrued expenses	143,038	80,769	72,473	60,162	133,083

Total Liabilities	271,738,451	6,184,560	33,893,888	100,744,675	14,534,565

NET ASSETS	$1,647,721,105	$693,895,080	$843,090,023	$742,478,685	$324,346,826

NET ASSETS REPRESENTED BY:
Paid-in capital	$1,627,028,367	$373,133,567	$441,069,568	$493,848,916	$279,531,543
Undistributed net investment income (loss)	(2,930,946)	6,469,091	13,383,788	7,414,560	6,235,493
Accumulated net realized gain (loss) on investments, futures contracts and foreign currency transactions	(17,581,550)	14,085,306	6,884,993	28,130,923	(4,917,903)
Net unrealized appreciation on investments, futures contracts and foreign currency transactions	41,205,234	300,207,116	381,751,674	213,084,286	43,497,693

NET ASSETS	$1,647,721,105	$693,895,080	$843,090,023	$742,478,685	$324,346,299

CAPITAL SHARES:
Net Assets—Class I	$22,734,992	$37,576,180	$41,834,283	$31,618,201	$12,744,659
Shares Outstanding—Class I	2,217,112	2,396,812	2,473,760	1,513,646	967,235
Net Asset Value—Class I offering and redemption price per share (net assets divided by shares outstanding)	$10 .25	$15 .68	$16 .91	$20 .89	$13 .18
Net Assets—Class II	$27,752,103	$2,869,049	$17,038,298	$6,440,342	$3,560,117
Shares Outstanding—Class II	2,690,489	194,335	1,075,949	328,304	289,278
Net Asset Value—Class II offering and redemption price per share (net assets divided by shares outstanding)	$10 .31	$14 .76	$15 .84	$19 .62	$12 .31
Net Assets—T Shares	$1,597,234,010	$653,449,851	$784,217,442	$704,420,142	$308,042,049
Shares Outstanding—T Shares	155,824,600	41,615,898	46,314,869	33,668,938	23,346,664
Net Asset Value—T Shares offering and redemption price per share (net assets divided by shares outstanding)	$10 .25	$15 .70	$16 .93	$20 .92	$13 .19
Cost of investments	$1,814,918,326	$398,182,564	$480,877,962	$592,490,024	$292,655,147
Cost of cash denominated in foreign currencies	$—	$—	$—	$—	$1,144,127

† Includes securities on loan with values of (Note 7):	$21,979,628	$5,298,511	$20,196,486	$54,778,457	$8,036,515

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Statements of Assets and Liabilities

June 30, 2014 (Unaudited)

	Model Portfolio Funds
	Conservative Growth	Traditional Growth	Long-Term Growth	All-Equity Growth
ASSETS:
Investment in securities, at value	$6,283,132	$28,153,907	$46,980,639	$28,950,487
Investments in securities of affiliated Mutual Funds, at value(a)	668,695,360	1,720,322,466	2,249,021,675	941,555,761
Receivables:
Dividends	700,486	1,106,101	736,109	26
Investments sold	37,312	694,931	—	700,929
Fund shares sold	36,504	1,280	402,832	219,171

Total Assets	675,752,794	1,750,278,685	2,297,141,255	971,426,374

LIABILITIES:
Payables:
Investments purchased	830,880	1,173,739	950,808	369,562
Fund shares redeemed	73,815	697,550	318,635	929,400
Accrued Expenses:
Advisory fees	53,591	126,247	161,639	74,967
Fund services fees	21,571	27,294	23,965	10,648
Administration fees	2,562	2,562	2,562	2,562
Directors’ fees and expenses	920	2,357	3,105	1,322
Other accrued expenses	57,383	113,471	171,238	74,422

Total Liabilities	1,040,722	2,143,220	1,631,952	1,462,883

NET ASSETS	$674,712,072	$1,748,135,465	$2,295,509,303	$969,963,491

NET ASSETS REPRESENTED BY:
Paid-in capital	$563,551,859	$1,379,972,710	$1,722,332,190	$689,517,344
Undistributed net investment income	2,499,708	4,457,105	3,364,720	1,037,198
Accumulated net realized gain on investments	40,719,306	62,081,784	96,443,862	39,644,758
Net unrealized appreciation on investments	67,941,199	301,623,866	473,368,531	239,764,191

NET ASSETS	$674,712,072	$1,748,135,465	$2,295,509,303	$969,963,491

CAPITAL SHARES:
Net Assets—Investor M Shares	$106,883,748	$134,997,485	$118,495,532	$52,662,278
Shares Outstanding—Investor M Shares	3,848,075	4,894,170	4,316,785	1,851,809
Net Asset Value—Investor M Shares offering and redemption price per share (net assets divided by shares outstanding)	$27 .78	$27 .58	$27 .45	$28 .44
Net Assets—TM Shares	$567,828,324	$1,613,137,980	$2,177,013,771	$917,301,213
Shares Outstanding—TM Shares	20,415,549	58,400,591	79,195,914	32,207,514
Net Asset Value—TM Shares offering and redemption price per share (net assets divided by shares outstanding)	$27 .81	$27 .62	$27 .49	$28 .48
Cost of investments	$6,162,505	$27,650,812	$46,622,972	$28,466,072
Cost of securities of affiliated Mutual Funds	$600,874,788	$1,419,201,695	$1,776,010,811	$702,275,985

(a)	Investment in other Vantagepoint Funds (Note 1).

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Statements of Assets and Liabilities

June 30, 2014 (Unaudited)

	Milestone Funds
	Milestone Retirement Income	Milestone 2010	Milestone 2015	Milestone 2020	Milestone 2025
ASSETS:
Investment in securities, at value	$4,305,996	$4,250,110	$10,466,610	$14,949,438	$15,422,955
Investments in securities of affiliated Mutual Funds, at value(a)	333,635,306	296,081,530	572,111,116	704,393,073	588,607,446
Receivables:
Dividends	372,019	303,209	482,863	507,425	322,437
Fund shares sold	461,410	253,621	357,694	1,336,119	454,318

Total Assets	338,774,731	300,888,470	583,418,283	721,186,055	604,807,156

LIABILITIES:
Payables:
Investments purchased	753,330	504,271	753,563	1,750,801	770,100
Fund shares redeemed	61,340	39,465	60,211	—	15,988
Accrued Expenses:
Advisory fees	27,419	24,357	47,295	58,079	48,593
Fund services fees	18,237	15,117	23,056	22,806	19,720
Administration fees	2,562	2,562	2,562	2,562	2,562
Directors’ fees and expenses	466	413	821	989	824
Other accrued expenses	30,996	34,439	60,195	64,709	50,448

Total Liabilities	894,350	620,624	947,703	1,899,946	908,235

NET ASSETS	$337,880,381	$300,267,846	$582,470,580	$719,286,109	$603,898,921

NET ASSETS REPRESENTED BY:
Paid-in capital	$310,318,511	$260,464,834	$487,644,087	$591,189,511	$481,672,110
Undistributed net investment income	1,408,182	970,673	1,599,512	1,741,498	1,146,788
Accumulated net realized gain on investments	10,400,673	17,227,754	36,697,062	37,623,236	36,210,843
Net unrealized appreciation on investments	15,753,015	21,604,585	56,529,919	88,731,864	84,869,180

NET ASSETS	$337,880,381	$300,267,846	$582,470,580	$719,286,109	$603,898,921

CAPITAL SHARES:
Net Assets—Investor M Shares	$89,391,604	$73,975,637	$112,976,825	$113,026,505	$97,558,131
Shares Outstanding—Investor M Shares	7,898,552	6,265,413	9,075,215	8,759,650	7,370,454
Net Asset Value—Investor M Shares offering and redemption price per share (net assets divided by shares outstanding)	$11 .32	$11 .81	$12 .45	$12 .90	$13 .24
Net Assets—TM Shares	$248,488,777	$226,292,209	$469,493,755	$606,259,604	$506,340,790
Shares Outstanding—TM Shares	21,925,583	19,138,994	37,664,070	46,919,549	38,196,596
Net Asset Value—TM Shares offering and redemption price per share (net assets divided by shares outstanding)	$11 .33	$11 .82	$12 .47	$12 .92	$13 .26
Cost of investments	$4,232,857	$4,177,749	$10,315,528	$14,654,637	$15,092,558
Cost of securities of affiliated Mutual Funds	$317,955,430	$274,549,306	$515,732,279	$615,956,010	$504,068,663

(a)	Investment in other Vantagepoint Funds (Note 1).

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Statements of Assets and Liabilities

June 30, 2014 (Unaudited)

	Milestone Funds
	Milestone 2030	Milestone 2035	Milestone 2040	Milestone 2045	Milestone 2050
ASSETS:
Investment in securities, at value	$14,520,741	$11,322,026	$11,813,841	$4,536,513	$1,261,467
Investments in securities of affiliated Mutual Funds, at value(a)	481,362,882	334,235,614	324,117,118	115,585,584	31,665,345
Receivables:
Dividends	198,360	82,585	30,546	2,920	806
Fund shares sold	317,802	248,678	120,877	151,478	44,421
Due from investment adviser	—	—	—	—	4,861

Total Assets	496,399,785	345,888,903	336,082,382	120,276,495	32,976,900

LIABILITIES:
Payables:
Investments purchased	548,198	304,017	282,091	186,181	70,879
Fund shares redeemed	16,434	—	35,381	—	9,793
Accrued Expenses:
Advisory fees	40,046	27,889	27,039	9,609	2,592
Fund services fees	17,735	13,382	12,558	5,912	1,809
Administration fees	2,562	2,562	2,562	2,485	5,948
Directors’ fees and expenses	677	468	455	157	54
Other accrued expenses	42,418	35,110	36,165	30,026	25,756

Total Liabilities	668,070	383,428	396,251	234,370	116,831

NET ASSETS	$495,731,715	$345,505,475	$335,686,131	$120,042,125	$32,860,069

NET ASSETS REPRESENTED BY:
Paid-in capital	$384,484,927	$262,974,150	$248,171,723	$95,536,200	$28,608,330
Undistributed net investment income (loss)	633,941	199,755	33,217	(33,210)	(26,149)
Accumulated net realized gain on investments	34,591,716	24,613,351	25,706,176	8,165,496	1,720,902
Net unrealized appreciation on investments	76,021,131	57,718,219	61,775,015	16,373,639	2,556,986

NET ASSETS	$495,731,715	$345,505,475	$335,686,131	$120,042,125	$32,860,069

CAPITAL SHARES:
Net Assets—Investor M Shares	$87,681,498	$66,142,670	$62,269,497	$29,357,937	$9,068,834
Shares Outstanding—Investor M Shares	6,395,701	4,741,019	4,360,392	1,908,415	672,666
Net Asset Value—Investor M Shares offering and redemption price per share (net assets divided by shares outstanding)	$13 .71	$13 .95	$14 .28	$15 .38	$13 .48
Net Assets—TM Shares	$408,050,217	$279,362,805	$273,416,634	$90,684,188	$23,791,235
Shares Outstanding—TM Shares	29,716,690	19,993,856	19,116,419	5,885,358	1,761,624
Net Asset Value—TM Shares offering and redemption price per share (net assets divided by shares outstanding)	$13 .73	$13 .97	$14 .30	$15 .41	$13 .51
Cost of investments	$14,187,573	$11,087,355	$11,547,676	$4,383,568	$1,209,417
Cost of securities of affiliated Mutual Funds	$405,674,919	$276,752,066	$262,608,268	$99,364,890	$29,160,409

(a)	Investment in other Vantagepoint Funds (Note 1).

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Statements of Operations

For the period from January 1, 2014 to June 30, 2014 (Unaudited)

	Low Duration Bond	Inflation Focused(1)	High Yield	Equity Income
INVESTMENT INCOME:
Dividends	$9,648	$8,691	$15,637	$29,026,904
Interest	5,443,047	7,722,590	1,673,551	—
Security lending income	13,080	88	6,590	183,226
Foreign taxes withheld on dividends	—	—	—	(243,664)

Total investment income	5,465,775	7,731,369	1,695,778	28,966,466

EXPENSES:
Advisory (Note 4)	330,701	285,055	140,351	1,200,864
Subadviser	461,721	422,240	250,628	3,765,385
Fund services Investor Shares	81,893	46,627	—	105,292
Fund services T Shares	307,315	271,744	50,127	1,170,824
Custodian	17,187	16,542	11,611	20,985
Administration	8,923	8,923	428	8,923
Fund accounting	15,052	15,052	534	41,398
Legal	25,469	22,543	22,282	102,000
Audit	13,561	13,561	7,594	13,566
Directors	4,077	3,838	1,098	16,044
State license fees and memberships	14,002	21,976	2,440	35,220
Other expenses	28,282	16,503	3,640	73,929

Total expenses	1,308,183	1,144,604	490,733	6,554,430
Less waivers (Note 4)	—	—	—	(49,269)

Net Expenses	1,308,183	1,144,604	490,733	6,505,161

NET INVESTMENT INCOME	4,157,592	6,586,765	1,205,045	22,461,305

NET REALIZED AND UNREALIZED GAIN (LOSS) (Note 2):
Net realized gain (loss) on:
Investments	692,653	3,286,078	17,386	311,434,488
Forward contracts and foreign currency transactions	(69,495)	—	(19,334)	(15,046)
Futures contracts	(16,656)	(1,521,782)	—	—
Written options	—	269,871	—	—
Swap agreements	—	(268,231)	—	—

Net realized gain (loss)	606,502	1,765,936	(1,948)	311,419,442

Net change in unrealized appreciation (depreciation) on:
Investments	1,502,295	23,185,173	1,259,081	(160,154,786)
Forward contracts and foreign currency transactions	29,356	3,586	9,804	(1,343)
Futures contracts	(150,914)	(274,577)	—	—
Written options	—	(176,722)	—	—
Swap agreements	—	199,255	—	—

Net change in unrealized appreciation (depreciation)	1,380,737	22,936,715	1,268,885	(160,156,129)

NET GAIN	1,987,239	24,702,651	1,266,937	151,263,313

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$6,144,831	$31,289,416	$2,471,982	$173,724,618

(1)	Formerly Inflation Protected Securities Fund.

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Statements of Operations

For the period from January 1, 2014 to June 30, 2014 (Unaudited)

	Growth & Income	Growth	Select Value	Aggressive Opportunities
INVESTMENT INCOME:
Dividends	$19,943,815	$10,855,549	$4,840,720	$6,303,582
Security lending income	80,704	21,940	20,321	255,315
Foreign taxes withheld on dividends	(128,462)	(68,568)	(4,608)	(42,592)

Total investment income	19,896,057	10,808,921	4,856,433	6,516,305

EXPENSES:
Advisory (Note 4)	839,791	1,122,193	235,336	587,054
Subadviser	2,481,034	3,369,710	1,125,351	2,026,788
Fund services Investor Shares	70,448	54,074	16,107	56,280
Fund services T Shares	819,694	1,106,784	230,742	570,993
Custodian	35,895	23,858	15,934	10,200
Administration	8,923	8,923	8,923	8,923
Fund accounting	24,696	52,682	14,900	18,100
Legal	74,634	97,345	20,228	51,383
Audit	13,561	13,561	13,561	13,561
Directors	11,323	15,188	3,127	8,047
State license fees and memberships	20,423	24,175	12,621	28,814
Other expenses	68,005	68,793	22,096	37,699

Total expenses	4,468,427	5,957,286	1,718,926	3,417,842
Less waivers (Note 4)	(31,756)	—	—	—

Net Expenses	4,436,671	5,957,286	1,718,926	3,417,842

NET INVESTMENT INCOME	15,459,386	4,851,635	3,137,507	3,098,463

NET REALIZED AND UNREALIZED GAIN (LOSS) (Note 2):
Net realized gain (loss) on:
Investments	124,542,032	144,850,480	35,961,025	98,355,764
Forward contracts and foreign currency transactions	(1,300)	—	—	(4,606)

Net realized gain	124,540,732	144,850,480	35,961,025	98,351,158

Net change in unrealized appreciation (depreciation) on:
Investments	(31,756,398)	(54,722,343)	(8,783,200)	(52,310,219)
Forward contracts and foreign currency transactions	5	—	—	(68)

Net change in unrealized depreciation	(31,756,393)	(54,722,343)	(8,783,200)	(52,310,287)

NET GAIN	92,784,339	90,128,137	27,177,825	46,040,871

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$108,243,725	$94,979,772	$30,315,332	$49,139,334

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Statements of Operations

For the period from January 1, 2014 to June 30, 2014 (Unaudited)

	Discovery	International	Diversifying Strategies(1)
INVESTMENT INCOME:
Dividends	$763,516	$34,823,679	$924,075
Interest	888,663	—	8,436,064
Security lending income	307,624	445,546	—
Foreign taxes withheld on dividends	(9,756)	(2,561,206)	(2,289)

Total investment income	1,950,047	32,708,019	9,357,850

EXPENSES:
Advisory (Note 4)	137,348	725,498	546,249
Subadviser	597,528	3,471,136	1,794,688
Fund services Investor Shares	8,853	29,285	—
Fund services T Shares	134,824	717,156	546,269
Custodian	11,616	229,660	67,951
Administration	8,923	8,923	8,923
Fund accounting	14,719	23,530	21,720
Legal	11,736	58,193	47,049
Audit	14,082	13,561	14,082
Directors	1,798	9,264	7,390
State license fees and memberships	11,600	18,791	5,340
Other expenses	12,520	40,238	46,917

Total expenses	965,547	5,345,235	3,106,578
Less waivers (Note 4)	—	(21,644)	(217,462)

Net Expenses	965,547	5,323,591	2,889,116

NET INVESTMENT INCOME	984,500	27,384,428	6,468,734

NET REALIZED AND UNREALIZED GAIN (LOSS) (Note 2):
Net realized gain (loss) on:
Investments	13,537,980	42,651,507	27,928,356
Forward contracts and foreign currency transactions	(34,528)	(580,286)	(66,959)
Futures contracts	4,618,131	—	10,114,921
Written options	—	—	(387,866)
Purchased options on Euro Bond futures contracts	—	—	(317,968)

Net realized gain	18,121,583	42,071,221	37,270,484

Net change in unrealized appreciation (depreciation) on:
Investments	(2,790,534)	25,459,449 (a)	(4,999,170)
Forward contracts and foreign currency transactions	(2,497)	19,528	(255,055)
Futures contracts	(11,861)	—	4,921,844
Written options	—	—	246,160
Purchased options on Euro-Bund futures contracts	—	—	13,223

Net change in unrealized appreciation (depreciation)	(2,804,892)	25,478,977	(72,998)

NET GAIN	15,316,691	67,550,198	37,197,486

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$16,301,191	$94,934,626	$43,666,220

(1)	Formerly Diversified Assets Fund.
(a)	Net of decrease in deferred foreign tax of $15,863.

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Statements of Operations

For the period from January 1, 2014 to June 30, 2014 (Unaudited)

	Core Bond Index	500 Stock Index	Broad Market Index	Mid/Small Company Index	Overseas Equity Index
INVESTMENT INCOME:
Dividends	$55,996	$6,555,750	$7,716,712	$5,871,372	$8,271,386
Interest	17,005,587	134	176	70	60
Security lending income	24,172	10,266	128,694	489,295	132,800
Foreign taxes withheld on dividends	—	(681)	(2,044)	(1,748)	(636,145)

Total investment income	17,085,755	6,565,469	7,843,538	6,358,989	7,768,101

EXPENSES:
Advisory (Note 4)	349,771	161,231	197,795	178,238	73,816
Subadviser	69,868	32,248	54,434	50,533	59,155
Fund services Class I	32,529	50,123	56,879	43,250	16,953
Fund services Class II	13,389	1,270	8,012	2,894	1,675
Fund services T Shares	675,311	304,482	368,616	339,166	140,306
Custodian	224,964	1,484	19,613	15,970	78,244
Administration	8,923	8,923	8,923	8,923	8,923
Fund accounting	18,100	15,052	15,052	15,052	15,052
Legal	52,460	28,253	35,145	32,333	12,551
Audit	13,561	13,561	13,561	13,561	13,561
Directors	8,551	4,324	5,204	4,788	1,928
State license fees and memberships	28,027	69,911	40,596	23,638	56,090
Other expenses	52,830	27,771	31,212	37,326	27,916

Total expenses	1,548,284	718,633	855,042	765,672	506,170
Less waivers (Note 4)	(337,655)	(152,241)	(184,308)	(169,583)	(70,153)

Net Expenses	1,210,629	566,392	670,734	596,089	436,017

NET INVESTMENT INCOME	15,875,126	5,999,077	7,172,804	5,762,900	7,332,084

NET REALIZED AND UNREALIZED GAIN (LOSS) (Note 2):
Net realized gain (loss) on:
Investments	6,316,582	16,347,367	8,084,235	26,125,741	652,155
Forward contracts and foreign currency transactions	—	—	—	—	84,890
Futures contracts	—	1,525,042	1,444,772	1,221,290	331,464
Purchased options on Euro Bond futures contracts	—	—	—	—	—

Net realized gain	6,316,582	17,872,409	9,529,007	27,347,031	1,068,509

Net change in unrealized appreciation (depreciation) on:
Investments	31,040,955	21,055,055	37,685,954	7,913,856	5,685,463
Forward contracts and foreign currency transactions	—	—	—	—	89,118
Futures contracts	—	(245,782)	(250,453)	(336,119)	(60,782)

Net change in unrealized appreciation	31,040,955	20,809,273	37,435,501	7,577,737	5,713,799

NET GAIN	37,357,537	38,681,682	46,964,508	34,924,768	6,782,308

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$53,232,663	$44,680,759	$54,137,312	$40,687,668	$14,114,392

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Statements of Operations

For the period from January 1, 2014 to June 30, 2014 (Unaudited)

	Model Portfolio Funds
	Conservative Growth	Traditional Growth	Long-Term Growth	All-Equity Growth
INVESTMENT INCOME:
Dividend income from affiliated mutual funds(a)	$2,956,103	$5,068,766	$3,937,970	$—
Dividend income from non-affiliates	74,926	308,863	561,097	342,496

Total investment income	3,031,029	5,377,629	4,499,067	342,496

EXPENSES:
Advisory (Note 4)	320,074	745,960	951,652	438,159
Fund services Class Investor M Shares	127,114	157,389	137,983	61,741
Custodian	1,086	1,086	1,086	1,086
Administration	7,656	7,656	7,656	7,656
Fund accounting	9,336	18,900	45,372	11,268
Legal	26,127	68,397	90,376	39,484
Audit	10,240	10,240	10,240	10,240
Directors	4,287	10,983	14,385	6,078
State license fees and memberships	14,129	20,355	23,383	15,648
Other expenses	20,705	50,239	64,810	31,724

Total expenses	540,754	1,091,205	1,346,943	623,084

NET INVESTMENT INCOME (LOSS)	2,490,275	4,286,424	3,152,124	(280,588)

NET REALIZED AND UNREALIZED GAIN (LOSS) (Note 2):
Net realized gain (loss) on:
Investments with non-affiliates	(68,423)	(58,962)	(229,945)	(359,148)
Investments with affiliates	40,576,931	46,229,077	41,403,923	18,851,975

Net realized gain	40,508,508	46,170,115	41,173,978	18,492,827

Net change in unrealized appreciation (depreciation) on:
Investments with non-affiliates	359,851	1,168,891	2,430,243	1,741,656
Investments with affiliates	(19,142,055)	26,712,436	71,739,221	35,108,962

Net change in unrealized appreciation (depreciation) on investments	(18,782,204)	27,881,327	74,169,464	36,850,618

NET GAIN	21,726,304	74,051,442	115,343,442	55,343,445

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$24,216,579	$78,337,866	$118,495,566	$55,062,857

(a)	Received from other Vantagepoint Funds (Note 1).

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Statements of Operations

For the period from January 1, 2014 to June 30, 2014 (Unaudited)

	Milestone Funds
	Milestone Retirement Income	Milestone 2010	Milestone 2015	Milestone 2020	Milestone 2025
INVESTMENT INCOME:
Dividend income from affiliated mutual funds(a)	$1,700,515	$1,220,493	$2,003,328	$2,159,361	$1,462,632
Dividend income from non-affiliates	48,628	47,365	117,410	171,812	174,179

Total investment income	1,749,143	1,267,858	2,120,738	2,331,173	1,636,811

EXPENSES:
Advisory (Note 4)	161,497	144,056	278,785	334,909	278,157
Fund services Class Investor M Shares	107,711	89,278	135,144	131,170	112,571
Custodian	631	565	376	479	665
Administration	7,656	7,656	7,656	7,656	7,656
Fund accounting	6,330	6,330	21,720	23,530	11,765
Legal	13,363	11,813	23,484	28,981	24,326
Audit	10,240	10,240	10,240	10,240	10,240
Directors	2,132	1,895	3,682	4,375	3,635
State license fees and memberships	11,714	11,534	13,511	14,018	12,845
Other expenses	19,687	13,818	26,628	34,317	28,163

Total expenses	340,961	297,185	521,226	589,675	490,023

NET INVESTMENT INCOME	1,408,182	970,673	1,599,512	1,741,498	1,146,788

NET REALIZED AND UNREALIZED GAIN (LOSS) (Note 2):
Net realized gain (loss) on:
Investments with non-affiliates	(16,934)	(15,568)	(74,423)	(68,028)	(42,904)
Investments with affiliates	7,067,634	12,924,297	34,804,037	34,388,446	31,457,766

Net realized gain	7,050,700	12,908,729	34,729,614	34,320,418	31,414,862

Net change in unrealized appreciation (depreciation) on:
Investments with non-affiliates	195,843	186,650	488,864	788,882	721,131
Investments with affiliates	3,883,123	(1,781,427)	(11,554,312)	(4,543,489)	(4,795,699)

Net change in unrealized appreciation (depreciation) on investments	4,078,966	(1,594,777)	(11,065,448)	(3,754,607)	(4,074,568)

NET GAIN	11,129,666	11,313,952	23,664,166	30,565,811	27,340,294

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$12,537,848	$12,284,625	$25,263,678	$32,307,309	$28,487,082

(a)	Received from other Vantagepoint Funds (Note 1).

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Statements of Operations

For the period from January 1, 2014 to June 30, 2014 (Unaudited)

	Milestone Funds
	Milestone 2030	Milestone 2035	Milestone 2040	Milestone 2045	Milestone 2050
INVESTMENT INCOME:
Dividend income from affiliated mutual funds(a)	$888,457	$373,618	$191,435	$51,543	$12,794
Dividend income from non-affiliates	158,603	128,903	133,373	49,807	13,401

Total investment income	1,047,060	502,521	324,808	101,350	26,195

EXPENSES:
Advisory (Note 4)	227,984	157,714	152,920	52,983	13,338
Fund services Class Investor M Shares	101,358	76,107	70,627	32,673	9,544
Custodian	1,404	747	863	349	1,712
Administration	7,656	7,656	7,656	7,439	8,874
Fund accounting	6,330	6,330	6,330	6,275	7,380
Legal	20,158	13,957	13,643	4,943	1,869
Audit	10,240	10,240	10,240	10,240	10,240
Directors	2,981	2,049	1,999	685	192
State license fees and memberships	12,334	11,619	11,577	10,573	10,183
Other expenses	22,962	16,348	15,736	8,400	4,460

Total expenses	413,407	302,767	291,591	134,560	67,792
Less reimbursements/waivers (Note 4)	—	—	—	—	(15,448)

Net Expenses	413,407	302,767	291,591	134,560	52,344

NET INVESTMENT INCOME (LOSS)	633,653	199,754	33,217	(33,210)	(26,149)

NET REALIZED AND UNREALIZED GAIN (LOSS) (Note 2):
Net realized gain (loss) on:
Investments with non-affiliates	(37,991)	(64,566)	(59,960)	(17,783)	873
Investments with affiliates	29,630,828	20,384,478	21,787,384	4,887,931	928,803

Net realized gain	29,592,837	20,319,912	21,727,424	4,870,148	929,676

Net change in unrealized appreciation (depreciation) on:
Investments with non-affiliates	649,619	574,706	594,651	223,117	54,952
Investments with affiliates	(5,847,555)	(2,798,687)	(3,863,117)	1,666,407	803,959

Net change in unrealized appreciation (depreciation) on investments	(5,197,936)	(2,223,981)	(3,268,466)	1,889,524	858,911

NET GAIN	24,394,901	18,095,931	18,458,958	6,759,672	1,788,587

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$25,028,554	$18,295,685	$18,492,175	$6,726,462	$1,762,438

(a)	Received from other Vantagepoint Funds (Note 1).

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Statements of Changes in Net Assets

	Low Duration Bond			Inflation Focused(1)
	For the Period January 1, 2014 to June 30, 2014 (Unaudited)	For the Year Ended December 31, 2013		For the Period January 1, 2014 to June 30, 2014 (Unaudited)	For the Year Ended December 31, 2013
Increase (decrease) in net assets resulting from operations:
Net investment income	$4,157,592	$8,155,630		$6,586,765	$3,172,198
Net realized gain	606,502	1,861,813		1,765,936	6,846,715
Net change in unrealized appreciation (depreciation)	1,380,737	(4,634,675)		22,936,715	(66,006,189)

Net increase (decrease) in net assets resulting from operations	6,144,831	5,382,768		31,289,416	(55,987,276)

Distributions to shareholders from:
Net investment income—Investor Shares	(239,030)	(1,663,838)		(285,464)	(221,562)
Net investment income—T Shares	(3,929,851)	(5,940,188)		(6,205,267)	(4,325,100)
Net realized gain—Investor Shares	—	(150,290)		—	(623,505)
Net realized gain—T Shares	—	(1,748,177)		—	(11,975,515)

Total distributions	(4,168,881)	(9,502,493)		(6,490,731)	(17,145,682)

Capital share transactions:
Proceeds from sale of shares—Investor Shares	2,999,607	40,565,488	(a)	1,240,493	26,955,242	(a)
Proceeds from sale of shares—T Shares	187,452,299	659,825,940	(b)	90,005,120	737,014,517	(b)
Reinvestment of distributions—Investor Shares	239,030	1,814,128	(a)	285,464	845,067	(a)
Reinvestment of distributions—T Shares	3,929,851	7,688,365	(b)	6,205,267	16,300,599	(b)
Value of shares redeemed—Investor Shares	(4,647,532)	(587,049,907	)(a)	(4,572,165)	(660,016,790	)(a)
Value of shares redeemed—T Shares	(25,585,754)	(108,729,626	)(b)	(180,166,672)	(134,483,013	)(b)

Net increase (decrease) from capital share transactions	164,387,501	14,114,388		(87,002,493)	(13,384,378)

Total increase (decrease) in net assets	166,363,451	9,994,663		(62,203,808)	(86,517,336)

NET ASSETS at beginning of period	602,256,341	592,261,678		582,818,542	669,335,878

NET ASSETS at end of period	$768,619,792	$602,256,341		$520,614,734	$582,818,542

Accumulated net investment income (loss) included in net assets at end of period	$(84,356)	$(73,067)		$96,034	$—

SHARE TRANSACTIONS:
Number of shares sold—Investor Shares	295,813	3,985,435	(a)	115,234	2,298,837	(a)
Number of shares issued through reinvestment of dividends and distributions—Investor Shares	23,568	178,277	(a)	26,194	78,875	(a)
Number of shares redeemed—Investor Shares	(458,308)	(57,568,197	)(a)	(427,144)	(56,096,884	)(a)

Net decrease in shares outstanding—Investor Shares	(138,927)	(53,404,485)		(285,716)	(53,719,172)

Number of shares sold—T Shares	18,475,793	64,728,519	(b)	8,344,978	63,122,487	(b)
Number of shares issued through reinvestment of dividends and distributions—T Shares	387,442	758,360	(b)	569,940	1,522,013	(b)
Number of shares redeemed—T Shares	(2,521,189)	(10,669,158	)(b)	(16,631,200)	(11,833,076	)(b)

Net increase (decrease) in shares outstanding—T Shares	16,342,046	54,817,721		(7,716,282)	52,811,424

(1)	Formerly Inflation Protected Securities Fund.
(a)	On March 1, 2013 all outstanding shares were renamed Investor Shares.
(b)	T Shares commenced operations on March 1, 2013.

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Statements of Changes in Net Assets

	High Yield	Equity Income
	For the Period from May 1, 2014* to June 30, 2014 (Unaudited)	For the Period January 1, 2014 to June 30, 2014 (Unaudited)	For the Year Ended December 31, 2013
Increase (decrease) in net assets resulting from operations:
Net investment income	$1,205,045	$22,461,305	$32,748,850
Net realized gain (loss)	(1,948)	311,419,442	125,236,365
Net change in unrealized appreciation (depreciation)	1,268,885	(160,156,129)	451,645,427

Net increase in net assets resulting from operations	2,471,982	173,724,618	609,630,642

Distributions to shareholders from:
Net investment income—Investor Shares	—	—	(737,715)
Net investment income—T Shares	(1,170,321)	—	(33,945,922)
Net realized gain—Investor Shares	—	—	(2,872,559)
Net realized gain—T Shares	—	—	(114,400,246)

Total distributions	(1,170,321)	—	(151,956,442)

Capital share transactions:
Proceeds from sale of shares—Investor Shares	—	2,533,262	15,231,439	(a)
Proceeds from sale of shares—T Shares	360,240,919	162,120,371	2,201,358,047	(b)
Reinvestment of distributions—Investor Shares	—	—	3,608,020	(a)
Reinvestment of distributions—T Shares	1,170,321	—	148,346,169	(b)
Value of shares redeemed—Investor Shares	—	(3,381,275)	(2,123,810,070	)(a)
Value of shares redeemed—T Shares	(850,840)	(417,941,020)	(235,269,955	)(b)

Net increase (decrease) from capital share transactions	360,560,400	(256,668,662)	9,463,650

Total increase (decrease) in net assets	361,862,061	(82,944,044)	467,137,850

NET ASSETS at beginning of period	—	2,487,442,354	2,020,304,504

NET ASSETS at end of period	$361,862,061	$2,404,498,310	$2,487,442,354

Accumulated net investment income included in net assets at end of period	$34,724	$22,703,947	$242,642

SHARE TRANSACTIONS:
Number of shares sold—Investor Shares	—	224,352	1,541,223	(a)
Number of shares issued through reinvestment of dividends and distributions—Investor Shares	—	—	330,405	(a)
Number of shares redeemed—Investor Shares	—	(302,837)	(220,690,078	)(a)

Net decrease in shares outstanding—Investor Shares	—	(78,485)	(218,818,450)

Number of shares sold—T Shares	35,980,749	14,371,218	227,428,866	(b)
Number of shares issued through reinvestment of dividends and distributions—T Shares	116,537	—	13,584,814	(b)
Number of shares redeemed—T Shares	(84,915)	(36,870,442)	(22,437,107	)(b)

Net increase (decrease) in shares outstanding—T Shares	36,012,371	(22,499,224)	218,576,573

*	Commencement of operations
(a)	On March 1, 2013 all outstanding shares were renamed Investor Shares.
(b)	T Shares commenced operations on March 1, 2013.

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Statements of Changes in Net Assets

	Growth & Income			Growth
	For the Period January 1, 2014 to June 30, 2014 (Unaudited)	For the Year Ended December 31, 2013		For the Period January 1, 2014 to June 30, 2014 (Unaudited)	For the Year Ended December 31, 2013
Increase (decrease) in net assets resulting from operations:
Net investment income	$15,459,386	$16,884,494		$4,851,635	$11,691,334
Net realized gain	124,540,732	141,012,660		144,850,480	191,835,786
Net change in unrealized appreciation (depreciation)	(31,756,393)	275,905,302		(54,722,343)	411,408,786

Net increase in net assets resulting from operations	108,243,725	433,802,456		94,979,772	614,935,906

Distributions to shareholders from:
Net investment income—Investor Shares	—	(366,671)		—	(103,933)
Net investment income—T Shares	—	(18,622,686)		—	(11,657,940)
Net realized gain—Investor Shares	—	(2,734,608)		—	—
Net realized gain—T Shares	—	(115,428,501)		—	—

Total distributions	—	(137,152,466)		—	(11,761,873)

Capital share transactions:
Proceeds from sale of shares—Investor Shares	2,478,013	15,028,134	(a)	1,153,391	10,947,178	(a)
Proceeds from sale of shares—T Shares	163,730,237	1,513,212,382	(b)	72,621,511	2,006,555,579	(b)
Reinvestment of distributions—Investor Shares	—	3,098,476	(a)	—	103,933	(a)
Reinvestment of distributions—T Shares	—	134,051,187	(b)	—	11,657,940	(b)
Value of shares redeemed—Investor Shares	(2,351,926)	(1,377,006,631	)(a)	(2,005,758)	(1,974,576,991	)(a)
Value of shares redeemed—T Shares	(318,497,439)	(154,471,604	)(b)	(200,007,095)	(213,310,811	)(b)

Net increase (decrease) from capital share transactions	(154,641,115)	133,911,944		(128,237,951)	(158,623,172)

Total increase (decrease) in net assets	(46,397,390)	430,561,934		(33,258,179)	444,550,861

NET ASSETS at beginning of period	1,736,066,036	1,305,504,102		2,325,479,730	1,880,928,869

NET ASSETS at end of period	$1,689,668,646	$1,736,066,036		$2,292,221,551	$2,325,479,730

Accumulated net investment income included in net assets at end of period	$15,571,114	$111,728		$5,366,652	$515,017

SHARE TRANSACTIONS:
Number of shares sold—Investor Shares	185,511	1,280,956	(a)	90,798	1,068,641	(a)
Number of shares issued through reinvestment of dividends and distributions—Investor Shares	—	238,711	(a)	—	8,278	(a)
Number of shares redeemed—Investor Shares	(176,263)	(120,341,046	)(a)	(156,851)	(195,986,441	)(a)

Net increase (decrease) in shares outstanding—Investor Shares	9,248	(118,821,379)		(66,053)	(194,909,522)

Number of shares sold—T Shares	12,040,914	130,400,734	(b)	5,733,220	198,573,974	(b)
Number of shares issued through reinvestment of dividends and distributions—T Shares	—	10,327,518	(b)	—	928,935	(b)
Number of shares redeemed—T Shares	(23,587,141)	(12,417,741	)(b)	(15,761,361)	(18,983,519	)(b)

Net increase (decrease) in shares outstanding—T Shares	(11,546,227)	128,310,511		(10,028,141)	180,519,390

(a)	On March 1, 2013 all outstanding shares were renamed Investor Shares.
(b)	T Shares commenced operations on March 1, 2013.

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Statements of Changes in Net Assets

	Select Value			Aggressive Opportunities
	For the Period January 1, 2014 to June 30, 2014 (Unaudited)	For the Year Ended December 31, 2013		For the Period January 1, 2014 to June 30, 2014 (Unaudited)	For the Year Ended December 31, 2013
Increase (decrease) in net assets resulting from operations:
Net investment income	$3,137,507	$5,270,060		$3,098,463	$3,819,807
Net realized gain	35,961,025	65,520,186		98,351,158	124,685,874
Net change in unrealized appreciation (depreciation)	(8,783,200)	52,501,065		(52,310,287)	235,361,814

Net increase in net assets resulting from operations	30,315,332	123,291,311		49,139,334	363,867,495

Distributions to shareholders from:
Net investment income—Investor Shares	—	(80,138)		—	(102,553)
Net investment income—T Shares	—	(4,823,744)		—	(5,981,960)
Net realized gain—Investor Shares	—	(1,063,558)		—	(2,784,111)
Net realized gain—T Shares	—	(54,180,973)		—	(103,621,112)

Total distributions	—	(60,148,413)		—	(112,489,736)

Capital share transactions:
Proceeds from sale of shares—Investor Shares	1,252,568	9,493,907	(a)	1,805,943	7,008,302	(a)
Proceeds from sale of shares—T Shares	54,439,166	448,840,305	(b)	53,048,944	1,075,216,812	(b)
Reinvestment of distributions—Investor Shares	—	1,143,696	(a)	—	2,886,664	(a)
Reinvestment of distributions—T Shares	—	59,004,717	(b)	—	109,603,072	(b)
Value of shares redeemed—Investor Shares	(1,405,324)	(391,615,933	)(a)	(2,167,892)	(1,057,021,153	)(a)
Value of shares redeemed—T Shares	(87,510,449)	(68,864,249	)(b)	(203,833,023)	(140,084,683	)(b)

Net increase (decrease) from capital share transactions	(33,224,039)	58,002,443		(151,146,028)	(2,390,986)

Total increase (decrease) in net assets	(2,908,707)	121,145,341		(102,006,694)	248,986,773

NET ASSETS at beginning of period	476,735,559	355,590,218		1,242,715,601	993,728,828

NET ASSETS at end of period	$473,826,852	$476,735,559		$1,140,708,907	$1,242,715,601

Accumulated net investment income included in net assets at end of period	$3,793,874	$656,367		$6,671,372	$3,572,909

SHARE TRANSACTIONS:
Number of shares sold—Investor Shares	97,082	766,624	(a)	140,357	610,544	(a)
Number of shares issued through reinvestment of dividends and distributions—Investor Shares	—	90,268	(a)	—	228,737	(a)
Number of shares redeemed—Investor Shares	(107,808)	(32,626,490	)(a)	(169,875)	(95,752,156	)(a)

Net decrease in shares outstanding—Investor Shares	(10,726)	(31,769,598)		(29,518)	(94,912,875)

Number of shares sold—T Shares	4,197,017	36,926,297	(b)	4,147,955	96,959,354	(b)
Number of shares issued through reinvestment of dividends and distributions—T Shares	—	4,653,369	(b)	—	8,684,871	(b)
Number of shares redeemed—T Shares	(6,690,491)	(5,248,707	)(b)	(15,981,136)	(11,478,143	)(b)

Net increase (decrease) in shares outstanding—T Shares	(2,493,474)	36,330,959		(11,833,181)	94,166,082

(a)	On March 1, 2013 all outstanding shares were renamed Investor Shares.
(b)	T Shares commenced operations on March 1, 2013.

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Statements of Changes in Net Assets

	Discovery			International
	For the Period January 1, 2014 to June 30, 2014 (Unaudited)	For the Year Ended December 31, 2013		For the Period January 1, 2014 to June 30, 2014 (Unaudited)	For the Year Ended December 31, 2013
Increase (decrease) in net assets resulting from operations:
Net investment income	$984,500	$2,340,660		$27,384,428	$27,512,209
Net realized gain	18,121,583	53,232,618		42,071,221	96,055,895
Net change in unrealized appreciation (depreciation)	(2,804,892)	25,148,156		25,478,977	99,261,424

Net increase in net assets resulting from operations	16,301,191	80,721,434		94,934,626	222,829,528

Distributions to shareholders from:
Net investment income—Investor Shares	—	(24,674)		—	(324,174)
Net investment income—T Shares	—	(2,278,117)		—	(30,641,649)
Net realized gain—Investor Shares	—	(623,318)		—	—
Net realized gain—T Shares	—	(45,897,970)		—	—

Total distributions	—	(48,824,079)		—	(30,965,823)

Capital share transactions:
Proceeds from sale of shares—Investor Shares	3,054,796	6,437,198	(a)	1,246,023	33,149,320	(a)
Proceeds from sale of shares—T Shares	61,983,929	247,226,760	(b)	148,370,113	1,484,852,766	(b)
Reinvestment of distributions—Investor Shares	—	647,992	(a)	—	324,174	(a)
Reinvestment of distributions—T Shares	—	48,176,087	(b)	—	30,641,649	(b)
Value of shares redeemed—Investor Shares	(1,244,793)	(234,034,688	)(a)	(950,618)	(1,354,343,436	)(a)
Value of shares redeemed—T Shares	(68,528,435)	(34,373,522	)(b)	(134,299,439)	(256,562,888	)(b)

Net increase (decrease) from capital share transactions	(4,734,503)	34,079,827		14,366,079	(61,938,415)

Total increase in net assets	11,566,688	65,977,182		109,300,705	129,925,290

NET ASSETS at beginning of period	278,849,977	212,872,795		1,435,435,435	1,305,510,145

NET ASSETS at end of period	$290,416,665	$278,849,977		$1,544,736,140	$1,435,435,435

Accumulated net investment income included in net assets at end of period	$1,130,141	$145,641		$39,516,104	$12,131,676

SHARE TRANSACTIONS:
Number of shares sold—Investor Shares	278,699	621,093	(a)	111,615	3,349,541	(a)
Number of shares issued through reinvestment of dividends and distributions—Investor Shares	—	60,673	(a)	—	29,923	(a)
Number of shares redeemed—Investor Shares	(114,000)	(22,791,895	)(a)	(83,856)	(137,437,695	)(a)

Net increase (decrease) in shares outstanding—Investor Shares	164,699	(22,110,129)		27,759	(134,058,231)

Number of shares sold—T Shares	5,752,354	23,883,843	(b)	13,010,889	149,658,231	(b)
Number of shares issued through reinvestment of dividends and distributions—T Shares	—	4,510,870	(b)	—	2,828,496	(b)
Number of shares redeemed—T Shares	(6,361,593)	(3,063,036	)(b)	(11,694,094)	(24,497,545	)(b)

Net increase (decrease) in shares outstanding—T Shares	(609,239)	25,331,677		1,316,795	127,989,182

(a)	On March 1, 2013 all outstanding shares were renamed Investor Shares.
(b)	T Shares commenced operations on March 1, 2013.

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Statements of Changes in Net Assets

	Diversifying Strategies(1)			Core Bond Index
	For the Period January 1, 2014 to June 30, 2014 (Unaudited)	For the Year Ended December 31, 2013		For the Period January 1, 2014 to June 30, 2014 (Unaudited)	For the Year Ended December 31, 2013
Increase (decrease) in net assets resulting from operations:
Net investment income	$6,468,734	$12,217,795		$15,875,126	$28,138,919
Net realized gain	37,270,484	28,742,383		6,316,582	917,714
Net change in unrealized appreciation (depreciation)	(72,998)	16,908,582		31,040,955	(59,225,189)

Net increase (decrease) in net assets resulting from operations	43,666,220	57,868,760		53,232,663	(30,168,556)

Distributions to shareholders from:
Net investment income—Class I	—	—		(262,451)	(4,513,580)
Net investment income—Class II	—	—		(348,992)	(2,139,819)
Net investment income—T Shares	—	(19,309,467)		(18,200,428)	(29,373,097)
Net realized gain—T Shares	—	(12,954,725)		—	—

Total distributions	—	(32,264,192)		(18,811,871)	(36,026,496)

Capital share transactions:
Proceeds from sale of shares—Class I	—	—		1,956,608	38,640,943
Proceeds from sale of shares—Class II	—	—		1,039,261	16,454,467
Proceeds from sale of shares—T Shares	194,729,781	158,059,115	(a)	408,309,033	1,368,035,424	(b)
Reinvestment of distributions—Class I	—	—		262,451	4,513,580
Reinvestment of distributions—Class II	—	—		348,992	2,139,819
Reinvestment of distributions—T Shares	—	32,264,192	(a)	18,200,428	29,373,097	(b)
Value of shares redeemed—Class I	—	—		(2,086,262)	(919,028,097)
Value of shares redeemed—Class II	—	—		(800,437)	(326,228,097)
Value of shares redeemed—T Shares	(253,731,569)	(87,112,245	)(a)	(93,474,619)	(111,286,830	)(b)

Net increase (decrease) from capital share transactions	(59,001,788)	103,211,062		333,755,455	102,614,306

Total increase (decrease) in net assets	(15,335,568)	128,815,630		368,176,247	36,419,254

NET ASSETS at beginning of period	1,093,589,372	964,773,742		1,279,544,858	1,243,125,604

NET ASSETS at end of period	$1,078,253,804	$1,093,589,372		$1,647,721,105	$1,279,544,858

Accumulated net investment income (loss) included in net assets at end of period	$3,125,908	$(3,342,826)		$(2,930,946)	$5,799

SHARE TRANSACTIONS:
Number of shares sold—Class I	—	—		191,962	3,697,944
Number of shares issued through reinvestment of dividends and distributions—Class I	—	—		25,774	433,197
Number of shares redeemed—Class I	—	—		(205,786)	(87,871,264)

Net increase (decrease) in shares outstanding—Class I	—	—		11,950	(83,740,123)

Number of shares sold—Class II	—	—		101,302	1,579,374
Number of shares issued through reinvestment of dividends and distributions—Class II	—	—		34,074	205,027
Number of shares redeemed—Class II	—	—		(78,165)	(31,008,363)

Net increase (decrease) in shares outstanding—Class II	—	—		57,211	(29,223,962)

Number of shares sold—T Shares	18,591,685	15,219,041	(a)	40,112,809	131,110,998	(b)
Number of shares issued through reinvestment of dividends and distributions—T Shares	—	3,111,301	(a)	1,787,181	2,884,304	(b)
Number of shares redeemed—T Shares	(24,210,567)	(8,441,046	)(a)	(9,203,614)	(10,867,078	)(b)

Net increase (decrease) in shares outstanding—T Shares	(5,618,882)	9,889,296		32,696,376	123,128,224

(1)	Formerly Diversified Assets Fund.
(a)	On March 1, 2013 all outstanding shares were renamed T Shares.
(b)	T Shares commenced operations on March 1, 2013.

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Statements of Changes in Net Assets

	500 Stock Index			Broad Market Index
	For the Period January 1, 2014 to June 30, 2014 (Unaudited)	For the Year Ended December 31, 2013		For the Period January 1, 2014 to June 30, 2014 (Unaudited)	For the Year Ended December 31, 2013
Increase (decrease) in net assets resulting from operations:
Net investment income	$5,999,077	$10,862,338		$7,172,804	$12,041,497
Net realized gain	17,872,409	21,955,245		9,529,007	17,570,471
Net change in unrealized appreciation	20,809,273	121,033,076		37,435,501	155,398,491

Net increase in net assets resulting from operations	44,680,759	153,850,659		54,137,312	185,010,459

Distributions to shareholders from:
Net investment income—Class I	—	(461,525)		—	(470,033)
Net investment income—Class II	—	(38,570)		—	(257,019)
Net investment income—T Shares	—	(10,123,159)		—	(10,904,466)
Net realized gain—Class I	—	(82,039)		—	(468,022)
Net realized gain—Class II	—	(6,159)		—	(223,484)
Net realized gain—T Shares	—	(1,610,120)		—	(9,439,615)

Total distributions	—	(12,321,572)		—	(21,762,639)

Capital share transactions:
Proceeds from sale of shares—Class I	5,240,675	10,246,532		5,380,204	14,150,568
Proceeds from sale of shares—Class II	499,164	7,762,420		363,179	15,290,639
Proceeds from sale of shares—T Shares	37,052,738	568,091,459	(a)	132,350,259	663,654,017	(a)
Reinvestment of distributions—Class I	—	542,591		—	938,055
Reinvestment of distributions—Class II	—	44,729		—	480,503
Reinvestment of distributions—T Shares	—	11,733,279	(a)	—	20,344,081	(a)
Value of shares redeemed—Class I	(1,955,513)	(102,782,107)		(2,229,510)	(120,738,735)
Value of shares redeemed—Class II	(87,535)	(369,855,589)		(303,374)	(458,360,911)
Value of shares redeemed—T Shares	(53,322,639)	(58,506,142	)(a)	(126,689,198)	(73,226,360	)(a)

Net increase (decrease) from capital share transactions	(12,573,110)	67,277,172		8,871,560	62,531,857

Total increase in net assets	32,107,649	208,806,259		63,008,872	225,779,677

NET ASSETS at beginning of period	661,787,431	452,981,172		780,081,151	554,301,474

NET ASSETS at end of period	$693,895,080	$661,787,431		$843,090,023	$780,081,151

Accumulated net investment income included in net assets at end of period	$6,469,091	$470,014		$13,383,788	$6,210,984

SHARE TRANSACTIONS:
Number of shares sold—Class I	351,296	794,249		335,091	1,008,725
Number of shares issued through reinvestment of dividends and distributions—Class I	—	37,628		—	60,209
Number of shares redeemed—Class I	(131,269)	(8,499,916)		(138,276)	(9,162,704)

Net increase (decrease) in shares outstanding—Class I	220,027	(7,668,039)		196,815	(8,093,770)

Number of shares sold—Class II	35,967	681,224		24,014	1,190,627
Number of shares issued through reinvestment of dividends and distributions—Class II	—	3,298		—	32,979
Number of shares redeemed—Class II	(6,243)	(32,577,371)		(19,932)	(37,439,109)

Net increase (decrease) in shares outstanding—Class II	29,724	(31,892,849)		4,082	(36,215,503)

Number of shares sold—T Shares	2,456,847	46,268,985	(a)	7,966,265	49,665,300	(a)
Number of shares issued through reinvestment of dividends and distributions—T Shares	—	813,681	(a)	—	1,305,782	(a)
Number of shares redeemed—T Shares	(3,628,355)	(4,295,260	)(a)	(7,603,811)	(5,018,667	)(a)

Net increase (decrease) in shares outstanding—T Shares	(1,171,508)	42,787,406		362,454	45,952,415

(a)	T Shares commenced operations on March 1, 2013.

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Statements of Changes in Net Assets

	Mid/Small Company Index			Overseas Equity Index
	For the Period January 1, 2014 to June 30, 2014 (Unaudited)	For the Year Ended December 31, 2013		For the Period January 1, 2014 to June 30, 2014 (Unaudited)	For the Year Ended December 31, 2013
Increase (decrease) in net assets resulting from operations:
Net investment income	$5,762,900	$9,270,609		$7,332,084	$6,679,041
Net realized gain	27,347,031	51,397,045		1,068,509	2,507,732
Net change in unrealized appreciation	7,577,737	126,672,664		5,713,799	41,702,484

Net increase in net assets resulting from operations	40,687,668	187,340,318		14,114,392	50,889,257

Distributions to shareholders from:
Net investment income—Class I	—	(293,878)		—	(240,007)
Net investment income—Class II	—	(70,206)		—	(82,655)
Net investment income—T Shares	—	(8,292,024)		—	(6,648,183)
Net realized gain—Class I	—	(1,955,310)		—	—
Net realized gain—Class II	—	(407,156)		—	—
Net realized gain—T Shares	—	(47,372,342)		—	—

Total distributions	—	(58,390,916)		—	(6,970,845)

Capital share transactions:
Proceeds from sale of shares—Class I	4,206,275	10,979,689		1,798,974	1,940,484
Proceeds from sale of shares—Class II	700,679	8,884,721		154,344	2,707,121
Proceeds from sale of shares—T Shares	117,200,912	594,343,313	(a)	29,074,005	256,960,991	(a)
Reinvestment of distributions—Class I	—	2,247,341		—	240,007
Reinvestment of distributions—Class II	—	477,362		—	82,655
Reinvestment of distributions—T Shares	—	55,664,366	(a)	—	6,648,183	(a)
Value of shares redeemed—Class I	(2,631,855)	(308,904,404)		(681,607)	(49,421,053)
Value of shares redeemed—Class II	(147,105)	(214,664,650)		(80,119)	(178,163,745)
Value of shares redeemed—T Shares	(138,384,430)	(49,283,497	)(a)	(16,944,726)	(16,690,596	)(a)

Net increase (decrease) from capital share transactions	(19,055,524)	99,744,241		13,320,871	24,304,047

Total increase in net assets	21,632,144	228,693,643		27,435,263	68,222,459

NET ASSETS at beginning of period	720,846,541	492,152,898		296,911,563	228,689,104

NET ASSETS at end of period	$742,478,685	$720,846,541		$324,346,826	$296,911,563

Accumulated net investment income (loss) included in net assets at end of period	$7,414,560	$1,651,660		$6,235,493	$(1,096,591)

SHARE TRANSACTIONS:
Number of shares sold—Class I	210,073	608,104		140,197	166,440
Number of shares issued through reinvestment of dividends and distributions—Class I	—	115,783		—	19,576
Number of shares redeemed—Class I	(132,789)	(18,261,777)		(54,659)	(4,520,876)

Net increase (decrease) in shares outstanding—Class I	77,284	(17,537,890)		85,538	(4,334,860)

Number of shares sold—Class II	37,123	550,752		12,978	258,290
Number of shares issued through reinvestment of dividends and distributions—Class II	—	26,214		—	7,225
Number of shares redeemed—Class II	(7,895)	(13,459,569)		(6,820)	(17,470,108)

Net increase (decrease) in shares outstanding—Class II	29,228	(12,882,603)		6,158	(17,204,593)

Number of shares sold—T Shares	5,938,330	34,488,614	(a)	2,274,823	23,280,767	(a)
Number of shares issued through reinvestment of dividends and distributions—T Shares	—	2,866,342	(a)	—	542,266	(a)
Number of shares redeemed—T Shares	(7,039,538)	(2,584,810	)(a)	(1,356,013)	(1,395,179	)(a)

Net increase (decrease) in shares outstanding—T Shares	(1,101,208)	34,770,146		918,810	22,427,854

(a)	T Shares commenced operations on March 1, 2013.

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Statements of Changes in Net Assets

	Model Portfolio Funds
	Conservative Growth			Traditional Growth
	For the Period January 1, 2014 to June 30, 2014 (Unaudited)	For the Year Ended December 31, 2013		For the Period January 1, 2014 to June 30, 2014 (Unaudited)	For the Year Ended December 31, 2013
Increase (decrease) in net assets resulting from operations:
Net investment income	$2,490,275	$8,839,847		$4,286,424	$22,628,571
Net realized gain	40,508,508	20,018,851		46,170,115	72,255,751
Net change in unrealized appreciation (depreciation)	(18,782,204)	38,899,309		27,881,327	167,367,076

Net increase in net assets resulting from operations	24,216,579	67,758,007		78,337,866	262,251,398

Distributions to shareholders from:
Net investment income—Investor M Shares	—	(1,271,018)		—	(1,468,448)
Net investment income—TM Shares	—	(7,985,806)		—	(21,410,541)
Net realized gain—Investor M Shares	—	(1,802,655)		—	(3,051,680)
Net realized gain—TM Shares	—	(9,776,908)		—	(38,342,555)

Total distributions	—	(20,836,387)		—	(64,273,224)

Capital share transactions:
Proceeds from sale of shares—Investor M Shares	5,765,228	32,223,906	(a)	8,253,626	32,466,818	(a)
Proceeds from sale of shares—TM Shares	23,584,001	587,736,769	(b)	43,235,332	1,525,232,391	(b)
Reinvestment of distributions—Investor M Shares	—	3,073,673	(a)	—	4,512,090	(a)
Reinvestment of distributions—TM Shares	—	17,762,714	(b)	—	59,753,096	(b)
Value of shares redeemed—Investor M Shares	(5,399,401)	(560,219,752	)(a)	(3,407,710)	(1,472,696,770	)(a)
Value of shares redeemed—TM Shares	(34,885,193)	(73,879,778	)(b)	(68,369,780)	(150,837,906	)(b)

Net increase (decrease) from capital share transactions	(10,935,365)	6,697,532		(20,288,532)	(1,570,281)

Total increase in net assets	13,281,214	53,619,152		58,049,334	196,407,893

NET ASSETS at beginning of period	661,430,858	607,811,706		1,690,086,131	1,493,678,238

NET ASSETS at end of period	$674,712,072	$661,430,858		$1,748,135,465	$1,690,086,131

Accumulated net investment income included in net assets at end of period	$2,499,708	$9,433		$4,457,105	$170,681

SHARE TRANSACTIONS:
Number of shares sold—Investor M Shares	211,932	1,247,752	(a)	308,654	1,318,544	(a)
Number of shares issued through reinvestment of dividends and distributions—Investor M Shares	—	114,646	(a)	—	171,042	(a)
Number of shares redeemed—Investor M Shares	(200,567)	(21,946,062	)(a)	(128,481)	(61,033,131	)(a)

Net increase (decrease) in shares outstanding—Investor M Shares	11,365	(20,583,664)		180,173	(59,543,545)

Number of shares sold—TM Shares	870,838	22,968,407	(b)	1,616,260	63,033,994	(b)
Number of shares issued through reinvestment of dividends and distributions—TM Shares	—	662,541	(b)	—	2,265,091	(b)
Number of shares redeemed—TM Shares	(1,286,634)	(2,799,603	)(b)	(2,561,240)	(5,953,514	)(b)

Net increase (decrease) in shares outstanding—TM Shares	(415,796)	20,831,345		(944,980)	59,345,571

(a)	On March 1, 2013 all outstanding shares were renamed Investor M Shares.
(b)	TM Shares commenced operations on March 1, 2013.

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Statements of Changes in Net Assets

	Model Portfolio Funds
	Long-Term Growth			All-Equity Growth
	For the Period January 1, 2014 to June 30, 2014 (Unaudited)	For the Year Ended December 31, 2013		For the Period January 1, 2014 to June 30, 2014 (Unaudited)	For the Year Ended December 31, 2013
Increase (decrease) in net assets resulting from operations:
Net investment income (loss)	$3,152,124	$29,484,392		$(280,588)	$9,828,619
Net realized gain	41,173,978	119,479,594		18,492,827	48,988,386
Net change in unrealized appreciation	74,169,464	270,698,264		36,850,618	157,733,925

Net increase in net assets resulting from operations	118,495,566	419,662,250		55,062,857	216,550,930

Distributions to shareholders from:
Net investment income—Investor M Shares	—	(1,254,788)		—	(580,022)
Net investment income—TM Shares	—	(28,295,742)		—	(11,900,690)
Net realized gain—Investor M Shares	—	(3,310,194)		—	(1,131,430)
Net realized gain—TM Shares	—	(64,147,553)		—	(20,134,028)

Total distributions	—	(97,008,277)		—	(33,746,170)

Capital share transactions:
Proceeds from sale of shares—Investor M Shares	6,646,734	21,355,292	(a)	2,728,572	15,102,545	(a)
Proceeds from sale of shares—TM Shares	49,132,722	1,982,361,477	(b)	30,063,278	780,616,173	(b)
Reinvestment of distributions—Investor M Shares	—	4,564,982	(a)	—	1,711,452	(a)
Reinvestment of distributions—TM Shares	—	92,443,295	(b)	—	32,034,718	(b)
Value of shares redeemed—Investor M Shares	(2,460,384)	(1,914,940,449	)(a)	(2,165,101)	(728,190,049	)(a)
Value of shares redeemed—TM Shares	(88,445,208)	(193,110,980	)(b)	(41,793,667)	(67,341,878	)(b)

Net increase (decrease) from capital share transactions	(35,126,136)	(7,326,383)		(11,166,918)	33,932,961

Total increase in net assets	83,369,430	315,327,590		43,895,939	216,737,721

NET ASSETS at beginning of period	2,212,139,873	1,896,812,283		926,067,552	709,329,831

NET ASESTS at end of period	$2,295,509,303	$2,212,139,873		$969,963,491	$926,067,552

Accumulated net investment income included in net assets at end of period	$3,364,720	$212,596		$1,037,198	$1,317,786

SHARE TRANSACTIONS:
Number of shares sold—Investor M Shares	252,998	900,020	(a)	101,067	645,327	(a)
Number of shares issued through reinvestment of dividends and distributions—Investor M Shares	—	175,172	(a)	—	63,741	(a)
Number of shares redeemed—Investor M Shares	(93,721)	(82,345,030	)(a)	(80,370)	(32,117,940	)(a)

Net increase (decrease) in shares outstanding—Investor M Shares	159,277	(81,269,838)		20,697	(31,408,872)

Number of shares sold—TM Shares	1,849,334	84,934,039	(b)	1,107,954	34,143,678	(b)
Number of shares issued through reinvestment of dividends and distributions—TM Shares	—	3,545,964	(b)	—	1,192,655	(b)
Number of shares redeemed—TM Shares	(3,350,073)	(7,783,350	)(b)	(1,543,840)	(2,692,933	)(b)

Net increase (decrease) in shares outstanding—TM Shares	(1,500,739)	80,696,653		(435,886)	32,643,400

(a)	On March 1, 2013 all outstanding shares were renamed Investor M Shares.
(b)	TM Shares commenced operations on March 1, 2013.

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Statements of Changes in Net Assets

	Milestone Funds
	Milestone Retirement Income			Milestone 2010
	For the Period January 1, 2014 to June 30, 2014 (Unaudited)	For the Year Ended December 31, 2013		For the Period January 1, 2014 to June 30, 2014 (Unaudited)	For the Year Ended December 31, 2013
Increase (decrease) in net assets resulting from operations:
Net investment income	$1,408,182	$4,170,586		$970,673	$3,566,038
Net realized gain	7,050,700	10,154,214		12,908,729	14,606,391
Net change in unrealized appreciation (depreciation)	4,078,966	3,478,362		(1,594,777)	10,573,495

Net increase in net assets resulting from operations	12,537,848	17,803,162		12,284,625	28,745,924

Distributions to shareholders from:
Net investment income—Investor M Shares	—	(1,011,400)		—	(796,931)
Net investment income—TM Shares	—	(3,250,401)		—	(2,849,079)
Net realized gain—Investor M Shares	—	(1,508,016)		—	(2,260,305)
Net realized gain—TM Shares	—	(4,162,737)		—	(6,857,425)

Total distributions	—	(9,932,554)		—	(12,763,740)

Capital share transactions:
Proceeds from sale of shares—Investor M Shares	3,974,490	45,005,846	(a)	3,275,763	12,834,084	(a)
Proceeds from sale of shares—TM Shares	21,976,793	261,724,284	(b)	15,774,784	231,362,185	(b)
Reinvestment of distributions—Investor M Shares	—	2,519,416	(a)	—	3,057,236	(a)
Reinvestment of distributions—TM Shares	—	7,413,138	(b)	—	9,706,504	(b)
Value of shares redeemed—Investor M Shares	(3,898,270)	(204,305,240	)(a)	(4,082,469)	(186,522,600	)(a)
Value of shares redeemed—TM Shares	(20,342,741)	(34,753,717	)(b)	(17,037,418)	(30,389,825	)(b)

Net increase (decrease) from capital share transactions	1,710,272	77,603,727		(2,069,340)	40,047,584

Total increase in net assets	14,248,120	85,474,335		10,215,285	56,029,768

NET ASSETS at beginning of period	323,632,261	238,157,926		290,052,561	234,022,793

NET ASSETS at end of period	$337,880,381	$323,632,261		$300,267,846	$290,052,561

Accumulated net investment income included in net assets at end of period	$1,408,182	$—		$970,673	$—

SHARE TRANSACTIONS:
Number of shares sold—Investor M Shares	360,559	4,148,859	(a)	287,044	1,154,028	(a)
Number of shares issued through reinvestment of dividends and distributions—Investor M Shares	—	231,139	(a)	—	269,835	(a)
Number of shares redeemed—Investor M Shares	(353,895)	(18,998,384	)(a)	(357,357)	(17,069,520	)(a)

Net increase (decrease) in shares outstanding—Investor M Shares	6,664	(14,618,386)		(70,313)	(15,645,657)

Number of shares sold—TM Shares	1,986,595	24,267,945	(b)	1,371,303	21,068,755	(b)
Number of shares issued through reinvestment of dividends and distributions—TM Shares	—	679,481	(b)	—	855,953	(b)
Number of shares redeemed—TM Shares	(1,847,147)	(3,161,291	)(b)	(1,486,193)	(2,670,824	)(b)

Net increase (decrease) in shares outstanding—TM Shares	139,448	21,786,135		(114,890)	19,253,884

(a)	On March 1, 2013 all outstanding shares were renamed Investor M Shares.
(b)	TM Shares commenced operations on March 1, 2013.

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Statements of Changes in Net Assets

	Milestone Funds
	Milestone 2015			Milestone 2020
	For the Period January 1, 2014 to June 30, 2014 (Unaudited)	For the Year Ended December 31, 2013		For the Period January 1, 2014 to June 30, 2014 (Unaudited)	For the Year Ended December 31, 2013
Increase (decrease) in net assets resulting from operations:
Net investment income	$1,599,512	$7,127,471		$1,741,498	$8,911,913
Net realized gain	34,729,614	23,118,811		34,320,418	25,404,038
Net change in unrealized appreciation (depreciation)	(11,065,448)	34,821,119		(3,754,607)	53,389,352

Net increase in net assets resulting from operations	25,263,678	65,067,401		32,307,309	87,705,303

Distributions to shareholders from:
Net investment income—Investor M Shares	—	(1,216,906)		—	(1,235,710)
Net investment income—TM Shares	—	(6,029,907)		—	(7,723,260)
Net realized gain—Investor M Shares	—	(2,597,739)		—	(2,326,410)
Net realized gain—TM Shares	—	(10,980,203)		—	(12,586,031)

Total distributions	—	(20,824,755)		—	(23,871,411)

Capital share transactions:
Proceeds from sale of shares—Investor M Shares	6,031,247	26,550,128	(a)	9,117,895	33,566,002	(a)
Proceeds from sale of shares—TM Shares	29,583,229	448,531,568	(b)	52,634,693	520,272,956	(b)
Reinvestment of distributions—Investor M Shares	—	3,814,645	(a)	—	3,562,120	(a)
Reinvestment of distributions—TM Shares	—	17,010,110	(b)	—	20,309,291	(b)
Value of shares redeemed—Investor M Shares	(4,149,166)	(378,073,874	)(a)	(2,122,884)	(431,264,028	)(a)
Value of shares redeemed—TM Shares	(30,414,917)	(40,556,891	)(b)	(21,757,446)	(31,837,937	)(b)

Net increase from capital share transactions	1,050,393	77,275,686		37,872,258	114,608,404

Total increase in net assets	26,314,071	121,518,332		70,179,567	178,442,296

NET ASSETS at beginning of period	556,156,509	434,638,177		649,106,542	470,664,246

NET ASESTS at end of period	$582,470,580	$556,156,509		$719,286,109	$649,106,542

Accumulated net investment income included in net assets at end of period	$1,599,512	$—		$1,741,498	$—

SHARE TRANSACTIONS:
Number of shares sold—Investor M Shares	503,398	2,339,923	(a)	732,841	2,898,947	(a)
Number of shares issued through reinvestment of dividends and distributions—Investor M Shares	—	320,020	(a)	—	288,899	(a)
Number of shares redeemed—Investor M Shares	(345,063)	(33,711,861	)(a)	(169,929)	(38,014,893	)(a)

Net increase (decrease) in shares outstanding—Investor M Shares	158,335	(31,051,918)		562,912	(34,827,047)

Number of shares sold—TM Shares	2,450,643	39,748,654	(b)	4,225,613	45,416,955	(b)
Number of shares issued through reinvestment of dividends and distributions—TM Shares	—	1,427,023	(b)	—	1,647,144	(b)
Number of shares redeemed—TM Shares	(2,525,229)	(3,437,021	)(b)	(1,748,583)	(2,621,580	)(b)

Net increase (decrease) in shares outstanding—TM Shares	(74,586)	37,738,656		2,477,030	44,442,519

(a)	On March 1, 2013 all outstanding shares were renamed Investor M Shares.
(b)	TM Shares commenced operations on March 1, 2013.

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Statements of Changes in Net Assets

	Milestone Funds
	Milestone 2025			Milestone 2030
	For the Period January 1, 2014 to June 30, 2014 (Unaudited)	For the Year Ended December 31, 2013		For the Period January 1, 2014 to June 30, 2014 (Unaudited)	For the Year Ended December 31, 2013
Increase (decrease) in net assets resulting from operations:
Net investment income	$1,146,788	$7,646,533		$633,653	$5,973,228
Net realized gain	31,414,862	20,760,859		29,592,837	18,297,139
Net change in unrealized appreciation (depreciation)	(4,074,568)	54,928,530		(5,197,936)	50,102,743

Net increase in net assets resulting from operations	28,487,082	83,335,922		25,028,554	74,373,110

Distributions to shareholders from:
Net investment income—Investor M Shares	—	(1,095,217)		—	(954,213)
Net investment income—TM Shares	—	(6,549,444)		—	(5,017,660)
Net realized gain—Investor M Shares	—	(1,789,541)		—	(1,789,614)
Net realized gain—TM Shares	—	(9,353,028)		—	(8,236,717)

Total distributions	—	(18,787,230)		—	(15,998,204)

Capital share transactions:
Proceeds from sale of shares—Investor M Shares	7,840,875	27,965,467	(a)	6,370,706	26,713,652	(a)
Proceeds from sale of shares—TM Shares	48,932,192	422,682,368	(b)	40,953,467	328,832,656	(b)
Reinvestment of distributions—Investor M Shares	—	2,884,757	(a)	—	2,743,826	(a)
Reinvestment of distributions—TM Shares	—	15,902,473	(b)	—	13,254,378	(b)
Value of shares redeemed—Investor M Shares	(1,574,404)	(351,116,315	)(a)	(1,349,637)	(277,940,491	)(a)
Value of shares redeemed—TM Shares	(20,819,661)	(25,280,797	)(b)	(14,571,470)	(17,756,010	)(b)

Net increase from capital share transactions	34,379,002	93,037,953		31,403,066	75,848,011

Total increase in net assets	62,866,084	157,586,645		56,431,620	134,222,917

NET ASSETS at beginning of period	541,032,837	383,446,192		439,300,095	305,077,178

NET ASSETS at end of period	$603,898,921	$541,032,837		$495,731,715	$439,300,095

Accumulated net investment income included in net assets at end of period	$1,146,788	$—		$633,941	$288

SHARE TRANSACTIONS:
Number of shares sold—Investor M Shares	616,582	2,405,905	(a)	486,543	2,226,363	(a)
Number of shares issued through reinvestment of dividends and distributions—Investor M Shares	—	228,767	(a)	—	210,739	(a)
Number of shares redeemed—Investor M Shares	(124,227)	(30,933,961	)(a)	(103,165)	(24,077,206	)(a)

Net increase (decrease) in shares outstanding—Investor M Shares	492,355	(28,299,289)		383,378	(21,640,104)

Number of shares sold—TM Shares	3,834,637	36,785,148	(b)	3,115,177	28,103,480	(b)
Number of shares issued through reinvestment of dividends and distributions—TM Shares	—	1,260,101	(b)	—	1,017,220	(b)
Number of shares redeemed—TM Shares	(1,638,215)	(2,045,075	)(b)	(1,109,760)	(1,409,427	)(b)

Net increase in shares outstanding—TM Shares	2,196,422	36,000,174		2,005,417	27,711,273

(a)	On March 1, 2013 all outstanding shares were renamed Investor M Shares.
(b)	TM Shares commenced operations on March 1, 2013.

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Statements of Changes in Net Assets

	Milestone Funds
	Milestone 2035			Milestone 2040
	For the Period January 1, 2014 to June 30, 2014 (Unaudited)	For the Year Ended December 31, 2013		For the Period January 1, 2014 to June 30, 2014 (Unaudited)	For the Year Ended December 31, 2013
Increase (decrease) in net assets resulting from operations:
Net investment income	$199,754	$3,911,705		$33,217	$3,699,969
Net realized gain	20,319,912	14,473,416		21,727,424	17,513,662
Net change in unrealized appreciation (depreciation)	(2,223,981)	37,330,071		(3,268,466)	37,211,720

Net increase in net assets resulting from operations	18,295,685	55,715,192		18,492,175	58,425,351

Distributions to shareholders from:
Net investment income—Investor M Shares	—	(673,540)		—	(590,736)
Net investment income—TM Shares	—	(3,237,669)		—	(3,051,767)
Net realized gain—Investor M Shares	—	(1,538,095)		—	(2,020,014)
Net realized gain—TM Shares	—	(6,422,227)		—	(8,994,803)

Total distributions	—	(11,871,531)		—	(14,657,320)

Capital share transactions:
Proceeds from sale of shares—Investor M Shares	4,699,328	17,844,578	(a)	5,793,296	16,621,561	(a)
Proceeds from sale of shares—TM Shares	30,679,196	218,318,139	(b)	25,682,092	215,609,580	(b)
Reinvestment of distributions—Investor M Shares	—	2,211,635	(a)	—	2,610,752	(a)
Reinvestment of distributions—TM Shares	—	9,659,896	(b)	—	12,046,568	(b)
Value of shares redeemed—Investor M Shares	(622,419)	(180,867,654	)(a)	(905,413)	(179,518,922	)(a)
Value of shares redeemed—TM Shares	(10,788,479)	(10,416,698	)(b)	(8,158,775)	(13,731,164	)(b)

Net increase from capital share transactions	23,967,626	56,749,896		22,411,200	53,638,375

Total increase in net assets	42,263,311	100,593,557		40,903,375	97,406,406

NET ASSETS at beginning of period	303,242,164	202,648,607		294,782,756	197,376,350

NET ASSETS at end of period	$345,505,475	$303,242,164		$335,686,131	$294,782,756

Accumulated net investment income included in net assets at end of period	$199,755	$1		$33,217	$—

SHARE TRANSACTIONS:
Number of shares sold—Investor M Shares	353,922	1,476,728	(a)	428,348	1,351,686	(a)
Number of shares issued through reinvestment of dividends and distributions—Investor M Shares	—	167,295	(a)	—	193,389	(a)
Number of shares redeemed—Investor M Shares	(46,577)	(15,647,615	)(a)	(66,669)	(15,234,060	)(a)

Net increase (decrease) in shares outstanding—Investor M Shares	307,345	(14,003,592)		361,679	(13,688,985)

Number of shares sold—TM Shares	2,300,847	18,583,828	(b)	1,882,672	17,981,957	(b)
Number of shares issued through reinvestment of dividends and distributions—TM Shares	—	730,703	(b)	—	892,338	(b)
Number of shares redeemed—TM Shares	(807,948)	(813,574	)(b)	(602,049)	(1,038,499	)(b)

Net increase in shares outstanding—TM Shares	1,492,899	18,500,957		1,280,623	17,835,796

(a)	On March 1, 2013 all outstanding shares were renamed Investor M Shares.
(b)	TM Shares commenced operations on March 1, 2013.

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Statements of Changes in Net Assets

	Milestone Funds
	Milestone 2045			Milestone 2050
	For the Period January 1, 2014 to June 30, 2014 (Unaudited)	For the Year Ended December 31, 2013		For the Period January 1, 2014 to June 30, 2014 (Unaudited)	For the Year Ended December 31, 2013
Increase (decrease) in net assets resulting from operations:
Net investment income (loss)	$(33,210)	$1,136,581		$(26,149)	$235,827
Net realized gain	4,870,148	5,056,758		929,676	1,085,495
Net change in unrealized appreciation	1,889,524	11,659,178		858,911	1,709,130

Net increase in net assets resulting from operations	6,726,462	17,852,517		1,762,438	3,030,452

Distributions to shareholders from:
Net investment income—Investor M Shares	—	(252,470)		—	(65,323)
Net investment income—TM Shares	—	(883,710)		—	(170,449)
Net realized gain—Investor M Shares	—	(1,004,404)		—	(92,986)
Net realized gain—TM Shares	—	(3,032,750)		—	(209,304)

Total distributions	—	(5,173,334)		—	(538,062)

Capital share transactions:
Proceeds from sale of shares—Investor M Shares	3,706,132	11,376,091	(a)	1,947,712	5,197,749	(a)
Proceeds from sale of shares—TM Shares	17,289,212	67,433,261	(b)	10,677,907	15,741,828	(b)
Reinvestment of distributions—Investor M Shares	—	1,256,876	(a)	—	158,309	(a)
Reinvestment of distributions—TM Shares	—	3,916,458	(b)	—	379,753	(b)
Value of shares redeemed—Investor M Shares	(366,456)	(47,604,661	)(a)	(210,423)	(6,466,841	)(a)
Value of shares redeemed—TM Shares	(5,508,911)	(4,685,630	)(b)	(3,607,460)	(1,982,228	)(b)

Net increase from capital share transactions	15,119,977	31,692,395		8,807,736	13,028,570

Total increase in net assets	21,846,439	44,371,578		10,570,174	15,520,960

NET ASSETS at beginning of period	98,195,686	53,824,108		22,289,895	6,768,935

NET ASSETS at end of period	$120,042,125	$98,195,686		$32,860,069	$22,289,895

Accumulated net investment loss included in net assets at end of period	$(33,210)	$—		$(26,149)	$—

SHARE TRANSACTIONS:
Number of shares sold—Investor M Shares	253,755	857,877	(a)	151,560	458,283	(a)
Number of shares issued through reinvestment of dividends and distributions—Investor M Shares	—	86,562	(a)	—	12,426	(a)
Number of shares redeemed—Investor M Shares	(24,726)	(3,753,550	)(a)	(16,573)	(593,250	)(a)

Net increase (decrease) in shares outstanding—Investor M Shares	229,029	(2,809,111)		134,987	(122,541)

Number of shares sold—TM Shares	1,183,042	5,150,114	(b)	833,557	1,348,827	(b)
Number of shares issued through reinvestment of dividends and distributions—TM Shares	—	269,543	(b)	—	29,808	(b)
Number of shares redeemed—TM Shares	(377,535)	(339,806	)(b)	(283,768)	(166,800	)(b)

Net increase in shares outstanding—TM Shares	805,507	5,079,851		549,789	1,211,835

(a)	On March 1, 2013 all outstanding shares were renamed Investor M Shares.
(b)	TM Shares commenced operations on March 1, 2013.

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Financial Highlights

(For a share outstanding throughout each period)

	Low Duration Bond Investor Shares
	For the Period January 1, 2014 to June 30, 2014 (Unaudited)		For the Year Ended December 31,
			2013	2012	2011	2010	2009
Net Asset Value, beginning of period	$10.12		$10.19	$9.96	$10.04	$9.95	$9.28
Income from investment operations:
Net investment income	0.05		0.13 ^	0.16	0.19	0.25	0.32
Net realized and unrealized gain (loss)	0.03		(0.06)	0.23	(0.08)	0.10	0.65

Total from investment operations	0.08		0.07	0.39	0.11	0.35	0.97

Less distributions:
Net investment income	(0.05)		(0.11)	(0.16)	(0.19)	(0.26)	(0.30)
Realized gains	—		(0.03)	—	—	—	—

Total distributions	(0.05)		(0.14)	(0.16)	(0.19)	(0.26)	(0.30)

Net Asset Value, end of period	$10.15		$10.12	$10.19	$9.96	$10.04	$9.95

Total return	0.81	%††	0.75%	3.97%	1.14%	3.58%	10.63%
Ratios to Average Net Assets:
Expenses	0.63	%†	0.63%	0.63%	0.62%	0.64%	0.66%
Net investment income	1.04	%†	1.30%	1.55%	1.93%	2.51%	3.27%
Supplemental Data:
Net assets, end of period (000)	$46,442		$47,700	$592,262	$524,463	$537,709	$517,659
Portfolio turnover	30	%††	64%	63%	66%	70%	63%

	Low Duration Bond T Shares
	For the Period January 1, 2014 to June 30, 2014 (Unaudited)		For the Period from March 1, 2013* to December 31, 2013
Net Asset Value, beginning of period	$10.12		$10.20
Income from investment operations:
Net investment income	0.06		0.12 ^
Net realized and unrealized gain (loss)	0.03		(0.06)

Total from investment operations	0.09		0.06

Less distributions:
Net investment income	(0.06)		(0.11)
Realized gains	—		(0.03)

Total distributions	(0.06)		(0.14)

Net Asset Value, end of period	$10.15		$10.12

Total return	0.93	%††	0.65%††
Ratios to Average Net Assets:
Expenses	0.38	%†	0.39%†
Net investment income	1.27	%†	1.43%†
Supplemental Data:
Net assets, end of period (000)	$722,178		$554,556
Portfolio turnover	30	%††	64%††

^	Calculated based upon average shares outstanding.
*	Commencement of operations
^	Calculated based upon average shares outstanding.
†	Annualized
††	Not annualized

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Financial Highlights

(For a share outstanding throughout each period)

	Inflation Focused Investor Shares(1)
	For the Period January 1, 2014 to June 30, 2014 (Unaudited)		For the Year Ended December 31,
			2013		2012	2011	2010	2009
Net Asset Value, beginning of period	$10.49		$11.86		$11.68	$10.99	$10.72	$9.88
Income from investment operations:
Net investment income (loss)	(0.05)		(0.31	)^	0.17	0.34	0.19	0.11
Net realized and unrealized gain (loss)	0.63		(0.76)		0.62	0.91	0.44	0.85

Total from investment operations	0.58		(1.07)		0.79	1.25	0.63	0.96

Less distributions:
Net investment income	(0.12)		(0.07)		(0.17)	(0.36)	(0.19)	(0.12)
Realized gains	—		(0.23)		(0.44)	(0.20)	(0.17)	—

Total distributions	(0.12)		(0.30)		(0.61)	(0.56)	(0.36)	(0.12)

Net Asset Value, end of period	$10.95		$10.49		$11.86	$11.68	$10.99	$10.72

Total return	5.51	%††	(9.05)%		6.84%	11.53%	5.95%	9.75%
Ratios to Average Net Assets:
Expenses	0.64	%†	0.64%		0.63%	0.64%	0.65%	0.67%
Net investment income (loss)	2.10	%†	(2.67)%		1.39%	2.94%	1.73%	1.13%
Supplemental Data:
Net assets, end of period (000)	$26,555		$28,441		$669,336	$584,191	$492,002	$338,790
Portfolio turnover	35	%††	57%		73%	109%	97%	105%

	Inflation Focused T Shares(1)
	For the Period January 1, 2014 to June 30, 2014 (Unaudited)		For the Period from March 1, 2013* to December 31, 2013
Net Asset Value, beginning of period	$10.50		$11.78
Income from investment operations:
Net investment income	0.15		0.14	^
Net realized and unrealized gain (loss)	0.44		(1.10)

Total from investment operations	0.59		(0.96)

Less distributions:
Net investment income	(0.13)		(0.09)
Realized gains	—		(0.23)

Total distributions	(0.13)		(0.32)

Net Asset Value, end of period	$10.96		$10.50

Total return	5.64	%††	(8.19	)%††
Ratios to Average Net Assets:
Expenses	0.39	%†	0.40	%†
Net investment income	2.32	%†	1.46	%†
Supplemental Data:
Net assets, end of period (000)	$494,060		$554,377
Portfolio turnover	35	%††	57	%††

(1)	Formerly Inflation Protected Securities Fund.
^	Calculated based upon average shares outstanding.
*	Commencement of operations
†	Annualized
††	Not annualized

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Financial Highlights

(For a share outstanding throughout each period)

	High Yield T Shares
	For the Period from May 1, 2014* to June 30, 2014 (Unaudited)
Net Asset Value, beginning of period	$10.00
Income from investment operations:
Net investment income	0.03
Net realized and unrealized gain	0.05

Total from investment operations	0.08

Less distributions:
Net investment income	(0.03)
Realized gains	—

Total distributions	(0.03)

Net Asset Value, end of period	$10.05

Total return	0.83	%††
Ratios to Average Net Assets:
Expenses	0.98	%†
Net investment income	2.40	%†
Supplemental Data:
Net assets, end of period (000)	$361,862
Portfolio turnover	1	%††

*	Commencement of operations
†	Annualized
††	Not annualized

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Financial Highlights

(For a share outstanding throughout each period)

	Equity Income Investor Shares
	For the Period January 1, 2014 to June 30, 2014 (Unaudited)		For the Year Ended December 31,
			2013	2012	2011	2010	2009
Net Asset Value, beginning of period	$11.10		$9.01	$8.27	$8.64	$7.70	$5.79
Income from investment operations:
Net investment income	0.11		0.16 ^	0.15	0.12	0.08	0.09
Net realized and unrealized gain (loss)	0.71		2.63	1.03	(0.13)	0.94	1.95

Total from investment operations	0.82		2.79	1.18	(0.01)	1.02	2.04

Less distributions:
Net investment income	—		(0.14)	(0.16)	(0.22)	(0.08)	(0.13)
Realized gains	—		(0.56)	(0.28)	(0.14)	—	—

Total distributions	—		(0.70)	(0.44)	(0.36)	(0.08)	(0.13)

Net Asset Value, end of period	$11.92		$11.10	$9.01	$8.27	$8.64	$7.70

Total return	7.39	%††	31.11%	14.33%	0.04%	13.28%	35.28%
Ratios to Average Net Assets:
Expenses before reimbursements/waivers	0.79	%†	0.81%	0.82%	0.84%	0.85%	0.88%
Expenses net of reimbursements/waivers, if any	0.79	%†	0.81%	0.82%	0.83%	0.85%	0.88%
Net Investment Income before reimbursements/waivers	1.63	%†	1.69%	1.64%	1.32%	1.19%	1.49%
Net Investment Income net of reimbursements/waivers, if any	1.63	%†	1.69%	1.64%	1.32%	1.19%	1.49%
Supplemental Data:
Net assets, end of period (000)	$64,148		$60,614	$2,020,305	$1,817,557	$1,867,505	$1,516,199
Portfolio turnover	44	%††	18%	15%	18%	18%	22%

	Equity Income T Shares
	For the Period January 1, 2014 to June 30, 2014 (Unaudited)		For the Period from March 1, 2013* to December 31, 2013
Net Asset Value, beginning of period	$11.10		$9.62
Income from investment operations:
Net investment income	0.11		0.13 ^
Net realized and unrealized gain	0.73		2.08

Total from investment operations	0.84		2.21

Less distributions:
Net investment income	—		(0.17)
Realized gains	—		(0.56)

Total distributions	—		(0.73)

Net Asset Value, end of period	$11.94		$11.10

Total return	7.57	%††	23.03%††
Ratios to Average Net Assets:
Expenses before reimbursements/waivers	0.54	%†	0.57%†
Expenses net of reimbursements/waivers, if any	0.54	%†	0.57%†
Net Investment Income before reimbursements/waivers	1.87	%†	1.41%†
Net Investment Income net of reimbursements/waivers, if any	1.88	%†	1.41%†
Supplemental Data:
Net assets, end of period (000)	$2,340,351		$2,426,828
Portfolio turnover	44	%††	18%††

^	Calculated based upon average shares outstanding.
*	Commencement of operations
†	Annualized
††	Not annualized

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Financial Highlights

(For a share outstanding throughout each period)

	Growth & Income Investor Shares
	For the Period January 1, 2014 to June 30, 2014 (Unaudited)		For the Year Ended December 31,
			2013	2012	2011	2010	2009
Net Asset Value, beginning of period	$13.22		$10.71	$9.49	$9.67	$8.49	$6.43
Income from investment operations:
Net investment income	0.10		0.11 ^	0.14	0.11	0.08	0.10
Net realized and unrealized gain (loss)	0.77		3.51	1.42	(0.18)	1.18	2.06

Total from investment operations	0.87		3.62	1.56	(0.07)	1.26	2.16

Less distributions:
Net investment income	—		(0.13)	(0.18)	(0.11)	(0.08)	(0.10)
Realized gains	—		(0.98)	(0.16)	—	—	—

Total distributions	—		(1.11)	(0.34)	(0.11)	(0.08)	(0.10)

Net Asset Value, end of period	$14.09		$13.22	$10.71	$9.49	$9.67	$8.49

Total return	6.58	%††	34.01%	16.53%	(0.69)%	14.81%	33.61%
Ratios to Average Net Assets:
Expenses before reimbursements/waivers	0.78	%†	0.78%	0.78%	0.78%	0.79%	0.82%
Expenses net of reimbursements/waivers, if any	0.77	%†	0.78%	0.78%	0.78%	0.79%	0.81%
Net Investment Income before reimbursements/waivers	1.58	%†	0.93%	1.32%	1.12%	0.91%	1.39%
Net Investment Income net of reimbursements/waivers, if any	1.59	%†	0.93%	1.32%	1.12%	0.91%	1.39%
Supplemental Data:
Net assets, end of period (000)	$42,702		$39,944	$1,305,504	$1,162,482	$1,228,122	$1,023,636
Portfolio turnover	14	%††	35%	25%	40%	46%	111%

	Growth & Income T Shares
	For the Period January 1, 2014 to June 30, 2014 (Unaudited)		For the Period from March 1, 2013* to December 31, 2013
Net Asset Value, beginning of period	$13.22		$11.44
Income from investment operations:
Net investment income	0.13		0.13 ^
Net realized and unrealized gain	0.76		2.79

Total from investment operations	0.89		2.92

Less distributions:
Net investment income	—		(0.16)
Realized gains	—		(0.98)

Total distributions	—		(1.14)

Net Asset Value, end of period	$14.11		$13.22

Total return	6.73	%††	25.69%††
Ratios to Average Net Assets:
Expenses before reimbursements/waivers	0.53	%†	0.54%†
Expenses net of reimbursements/waivers, if any	0.52	%†	0.53%†
Net Investment Income before reimbursements/waivers	1.84	%†	1.18%†
Net Investment Income net of reimbursements/waivers, if any	1.85	%†	1.18%†
Supplemental Data:
Net assets, end of period (000)	$1,646,966		$1,696,122
Portfolio turnover	14	%††	35%††

^	Calculated based upon average shares outstanding.
*	Commencement of operations
†	Annualized
††	Not annualized

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Financial Highlights

(For a share outstanding throughout each period)

	Growth Investor Shares
	For the Period January 1, 2014 to June 30, 2014 (Unaudited)		For the Year Ended December 31,
			2013	2012	2011	2010	2009
Net Asset Value, beginning of period	$12.70	**	$9.53	$8.36	$8.78	$7.70	$5.91
Income from investment operations:
Net investment income	0.03		0.03 ^	0.05	0.04	0.05	0.04
Net realized and unrealized gain (loss)	0.51		3.18	1.18	(0.42)	1.09	1.79

Total from investment operations	0.54		3.21	1.23	(0.38)	1.14	1.83

Less distributions:
Net investment income	—		(0.04)	(0.06)	(0.04)	(0.06)	(0.04)
Realized gains	—		—	—	—	—	—

Total distributions	—		(0.04)	(0.06)	(0.04)	(0.06)	(0.04)

Net Asset Value, end of period	$13.24		$12.70 **	$9.53	$8.36	$8.78	$7.70

Total return	4.25	%††	33.71%**	14.67%	(4.27)%	14.76%	31.02%
Ratios to Average Net Assets:
Expenses before reimbursements/waivers	0.78	%†	0.77%	0.78%	0.83%	0.86%	0.86%
Expenses net of reimbursements/waivers, if any	0.78	%†	0.77%	0.78%	0.81%	0.84%	0.84%
Net Investment Income before reimbursements/waivers	0.19	%†	0.33%	0.57%	0.47%	0.64%	0.64%
Net Investment Income net of reimbursements/waivers, if any	0.19	%†	0.33%	0.57%	0.49%	0.66%	0.66%
Supplemental Data:
Net assets, end of period (000)	$31,595		$31,157	$1,880,929	$1,751,075	$1,971,807	$1,814,533
Portfolio turnover	24	%††	53%	87%	70%	117%	89%

	Growth T Shares
	For the Period January 1, 2014 to June 30, 2014 (Unaudited)		For the Period from March 1, 2013* to December 31, 2013
Net Asset Value, beginning of period	$12.71		$10.07
Income from investment operations:
Net investment income	0.03		0.06 ^
Net realized and unrealized gain	0.52		2.64

Total from investment operations	0.55		2.70

Less distributions:
Net investment income	—		(0.06)
Realized gains	—		—

Total distributions	—		(0.06)

Net Asset Value, end of period	$13.26		$12.71

Total return	4.33	%††	26.87%††
Ratios to Average Net Assets:
Expenses	0.53	%†	0.53%†
Net investment income	0.44	%†	0.60%†
Supplemental Data:
Net assets, end of period (000)	$2,260,626		$2,294,323
Portfolio turnover	24	%††	53%††

**	Financial reporting includes trade date activity as of December 31, 2013. The inclusion of this activity caused the Fund’s NAV to round down to $12.70 (the adjusted price) from $12.71 (the stated price for December 31, 2013, prior to the inclusion of that day’s activity).
^	Calculated based upon average shares outstanding.
*	Commencement of operations
†	Annualized
††	Not annualized

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Financial Highlights

(For a share outstanding throughout each period)

	Select Value Investor Shares
	For the Period January 1, 2014 to June 30, 2014 (Unaudited)		For the Year Ended December 31,
			2013	2012	2011	2010	2009
Net Asset Value, beginning of period	$12.86		$10.95	$9.73	$9.84	$8.25	$6.07
Income from investment operations:
Net investment income	0.10		0.10 ^	0.19	0.10	0.09	0.10
Net realized and unrealized gain (loss)	0.74		3.67	1.42	(0.12)	1.59	2.14

Total from investment operations	0.84		3.77	1.61	(0.02)	1.68	2.24

Less distributions:
Net investment income	—		(0.13)	(0.18)	(0.09)	(0.09)	(0.06)
Realized gains	—		(1.73)	(0.21)	—	—	—

Total distributions	—		(1.86)	(0.39)	(0.09)	(0.09)	(0.06)

Net Asset Value, end of period	$13.70		$12.86	$10.95	$9.73	$9.84	$8.25

Total return	6.53	%††	34.65%	16.55%	(0.16)%	20.34%	36.99%
Ratios to Average Net Assets:
Expenses	0.98	%†	0.98%	0.99%	0.99%	1.00%	1.04%
Net investment income	1.11	%†	0.84%	1.73%	0.96%	1.01%	1.42%
Supplemental Data:
Net assets, end of period (000)	$9,564		$9,120	$355,590	$320,019	$338,336	$295,800
Portfolio turnover	37	%††	77%	51%	60%	68%	85%

	Select Value T Shares
	For the Period January 1, 2014 to June 30, 2014 (Unaudited)		For the Period from March 1, 2013* to December 31, 2013
Net Asset Value, beginning of period	$12.87		$12.00
Income from investment operations:
Net investment income	0.09		0.15 ^
Net realized and unrealized gain	0.76		2.60

Total from investment operations	0.85		2.75

Less distributions:
Net investment income	—		(0.15)
Realized gains	—		(1.73)

Total distributions	—		(1.88)

Net Asset Value, end of period	$13.72		$12.87

Total return	6.60	%††	23.15%††
Ratios to Average Net Assets:
Expenses	0.73	%†	0.73%†
Net investment income	1.34	%†	1.34%†
Supplemental Data:
Net assets, end of period (000)	$464,263		$467,616
Portfolio turnover	37	%††	77%††

^	Calculated based upon average shares outstanding.
*	Commencement of operations
†	Annualized
††	Not annualized

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Financial Highlights

(For a share outstanding throughout each period)

	Aggressive Opportunities Investor Shares
	For the Period January 1, 2014 to June 30, 2014 (Unaudited)		For the Year Ended December 31,
			2013	2012	2011	2010	2009
Net Asset Value, beginning of period	$12.85		$10.20	$9.26	$11.34	$9.52	$6.32
Income from investment operations:
Net investment income	0.04		0.00 #^	0.07	0.03	0.01	0.00 #
Net realized and unrealized gain (loss)	0.54		3.90	1.35	(1.23)	1.81	3.22

Total from investment operations	0.58		3.90	1.42	(1.20)	1.82	3.22

Less distributions:
Net investment income	—		(0.04)	(0.02)	(0.04)	—	(0.02)
Realized gains	—		(1.21)	(0.46)	(0.84)	—	—

Total distributions	—		(1.25)	(0.48)	(0.88)	—	(0.02)

Net Asset Value, end of period	$13.43		$12.85	$10.20	$9.26	$11.34	$9.52

Total return	4.51	%††	38.53%	15.44%	(10.42)%	19.12%	50.95%
Ratios to Average Net Assets:
Expenses before reimbursements/waivers	0.83	%†	0.82%	0.90%	0.91%	0.93%	0.99%
Expenses net of reimbursements/waivers, if any	0.83	%†	0.82%	0.90%	0.91%	0.93%	0.98%
Net Investment income (loss) before reimbursements/waivers	0.30	%†	0.00%	0.61%	0.21%	0.05%	(0.02)%
Net Investment Income (Loss) net of reimbursements/waivers, if any	0.30	%†	0.00%**	0.61%	0.21%	0.05%	(0.02)%
Supplemental Data:
Net assets, end of period (000)	$33,582		$32,513	$993,729	$957,271	$1,147,570	$1,010,098
Portfolio turnover	26	%††	51%	94%	53%	96%	53%

	Aggressive Opportunities T Shares
	For the Period January 1, 2014 to June 30, 2014 (Unaudited)		For the Period from March 1, 2013* to December 31, 2013
Net Asset Value, beginning of period	$12.85		$11.04
Income from investment operations:
Net investment income	0.03		0.04 ^
Net realized and unrealized gain	0.57		3.05

Total from investment operations	0.60		3.09

Less distributions:
Net investment income	—		(0.07)
Realized gains	—		(1.21)

Total distributions	—		(1.28)

Net Asset Value, end of period	$13.45		$12.85

Total return	4.67	%††	28.23%††
Ratios to Average Net Assets:
Expenses	0.58	%†	0.59%†
Net investment income	0.53	%†	0.42%†
Supplemental Data:
Net assets, end of period (000)	$1,107,127		$1,210,202
Portfolio turnover	26	%††	51%††

#	Rounds to less than $0.01
^	Calculated based upon average shares outstanding.
**	Rounds to less than 0.01%
*	Commencement of operations
†	Annualized
††	Not annualized

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Financial Highlights

(For a share outstanding throughout each period)

	Discovery Investor Shares
	For the Period January 1, 2014 to June 30, 2014 (Unaudited)		For the Year Ended December 31,
			2013	2012	2011	2010	2009
Net Asset Value, beginning of period	$10.86		$9.48	$8.74	$9.42	$7.54	$5.46
Income from investment operations:
Net investment income	0.34		0.08 ^	0.12	0.10	0.08	0.08
Net realized and unrealized gain (loss)	0.29		3.61	1.25	(0.68)	1.89	2.07

Total from investment operations	0.63		3.69	1.37	(0.58)	1.97	2.15

Less distributions:
Net investment income	—		(0.09)	(0.16)	(0.10)	(0.09)	(0.07)
Realized gains	—		(2.22)	(0.47)	—	—	—

Total distributions	—		(2.31)	(0.63)	(0.10)	(0.09)	(0.07)

Net Asset Value, end of period	$11.49		$10.86	$9.48	$8.74	$9.42	$7.54

Total return	5.80	%††	39.34%	15.74%	(6.15)%	26.08%	39.32%
Ratios to Average Net Assets:
Expenses	0.95	%†	0.97%	0.97%	0.95%	0.98%	0.99%
Net investment income	0.47	%†	0.79%	1.25%	1.05%	0.97%	1.35%
Supplemental Data:
Net assets, end of period (000)	$5,855		$3,742	$212,873	$193,872	$212,770	$178,174
Portfolio turnover	56	%††	77%	81%	86%	73%	85%

	Discovery T Shares
	For the Period January 1, 2014 to June 30, 2014 (Unaudited)		For the Period from March 1, 2013* to December 31, 2013
Net Asset Value, beginning of period	$10.86		$10.27
Income from investment operations:
Net investment income	0.04		0.10 ^
Net realized and unrealized gain	0.61		2.82

Total from investment operations	0.65		2.92

Less distributions:
Net investment income	—		(0.11)
Realized gains	—		(2.22)

Total distributions	—		(2.33)

Net Asset Value, end of period	$11.51		$10.86

Total return	5.99	%††	28.84%††
Ratios to Average Net Assets:
Expenses	0.70	%†	0.71%†
Net investment income	0.72	%†	1.00%†
Supplemental Data:
Net assets, end of period (000)	$284,562		$275,107
Portfolio turnover	56	%††	77%††

^	Calculated based upon average shares outstanding.
*	Commencement of operations
†	Annualized
††	Not annualized

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Financial Highlights

(For a share outstanding throughout each period)

	International Investor Shares
	For the Period January 1, 2014 to June 30, 2014 (Unaudited)		For the Year Ended December 31,
			2013		2012	2011	2010	2009
Net Asset Value, beginning of period	$11.08	**	$9.63		$8.32	$9.34	$8.85	$6.94
Income from investment operations:
Net investment income	0.02		0.06	^	0.22	0.20	0.15	0.12
Net realized and unrealized gain (loss)	0.69		1.61		1.32	(1.01)	0.52	1.96

Total from investment operations	0.71		1.67		1.54	(0.81)	0.67	2.08

Less distributions:
Net investment income	—		(0.22)		(0.23)	(0.21)	(0.18)	(0.17)
Realized gains	—		—		—	—	—	—

Total distributions	—		(0.22)		(0.23)	(0.21)	(0.18)	(0.17)

Net Asset Value, end of period	$11.79		$11.08	**	$9.63	$8.32	$9.34	$8.85

Total return	6.41	%††	17.43	%**	18.57%	(8.57)%	7.61%	29.97%
Ratios to Average Net Assets:
Expenses before reimbursements/waivers	0.98	%†	0.97%		0.98%	0.97%	0.98%	1.05%
Expenses net of reimbursements/waivers, if any	0.98	%†	0.97%		0.98%	0.95%	0.98%	1.05%
Net Investment Income before reimbursements/waivers	3.54	%†	0.61%		2.32%	2.25%	1.95%	1.70%
Net Investment Income net of reimbursements/waivers, if any	3.54	%†	0.61%		2.32%	2.26%	1.95%	1.70%
Supplemental Data:
Net assets, end of period (000)	$17,817		$16,440		$1,305,510	$1,139,964	$1,218,763	$1,015,627
Portfolio turnover	18	%††	51%		49%	50%	53%	164%

	International T Shares
	For the Period January 1, 2014 to June 30, 2014 (Unaudited)		For the Period from March 1, 2013* to December 31, 2013
Net Asset Value, beginning of period	$11.09		$9.85
Income from investment operations:
Net investment income	0.21		0.21	^
Net realized and unrealized gain	0.51		1.28

Total from investment operations	0.72		1.49

Less distributions:
Net investment income	—		(0.25)
Realized gains	—		—

Total distributions	—		(0.25)

Net Asset Value, end of period	$11.81		$11.09

Total return	6.49	%††	15.14	%††
Ratios to Average Net Assets:
Expenses before reimbursements/waivers	0.73	%†	0.75	%†
Expenses net of reimbursements/waivers, if any	0.73	%†	0.75	%†
Net Investment Income before reimbursements/waivers	3.77	%†	2.38	%†
Net Investment Income net of reimbursements/waivers, if any	3.78	%†	2.38	%†
Supplemental Data:
Net assets, end of period (000)	$1,526,919		$1,418,996
Portfolio turnover	18	%††	51	%††

**	Financial reporting includes trade date activity as of December 31, 2013. The inclusion of this activity caused the Fund’s NAV to round down to $11.08 (the adjusted price) from $11.09 (the stated price for December 31, 2013, prior to the inclusion of that day’s activity).
^	Calculated based upon average shares outstanding.
*	Commencement of operations
†	Annualized

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Financial Highlights

(For a share outstanding throughout each period)

	Diversifying Strategies T Shares(1)
	For the Period January 1, 2014 to June 30, 2014 (Unaudited)		For the Year Ended December 31,
			2013	2012	2011	2010	2009
Net Asset Value, beginning of period	$10.43		$10.16	$10.01	$10.16	$9.85	$9.28
Income from investment operations:
Net investment income	0.06		0.12 ^	0.12	0.10	0.06	0.09
Net realized and unrealized gain (loss)	0.38		0.47	0.23	(0.09)	0.44	0.53

Total from investment operations	0.44		0.59	0.35	0.01	0.50	0.62

Less distributions:
Net investment income	—		(0.19)	(0.17)	(0.02)	(0.19)	(0.05)
Realized gains	—		(0.13)	(0.03)	(0.14)	—	—

Total distributions	—		(0.32)	(0.20)	(0.16)	(0.19)	(0.05)

Net Asset Value, end of period	$10.87		$10.43	$10.16	$10.01	$10.16	$9.85

Total return	4.22	%††	5.81%	3.53%	0.10%	5.04%	6.64%
Ratios to Average Net Assets:
Expenses before reimbursements/waivers	0.57	%†	0.66%	0.89%	0.91%	0.91%	0.96%
Expenses net of reimbursements/waivers, if any	0.53	%†	0.59%	0.80%	0.85%	0.91%	0.95%
Net Investment Income before reimbursements/waivers	1.14	%†	1.13%	1.04%	0.93%	1.06%	1.05%
Net Investment Income net of reimbursements/waivers, if any	1.18	%†	1.19%	1.12%	1.00%	1.06%	1.06%
Supplemental Data:
Net assets, end of period (000)	$1,078,254		$1,093,589	$964,774	$849,777	$870,591	$453,196
Portfolio turnover	69	%††	70%	71%	73%	63%	129%

^	Calculated based upon average shares outstanding.
(1)	Formerly Diversified Assets Fund.
†	Annualized
††	Not annualized

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Financial Highlights

(For a share outstanding throughout each period)

	Core Bond Index Class I
	For the Period January 1, 2014 to June 30, 2014 (Unaudited)		For the Year Ended December 31,
			2013	2012	2011	2010	2009
Net Asset Value, beginning of period	$10.00		$10.54	$10.47	$10.10	$9.89	$9.81
Income from investment operations:
Net investment income	0.11		0.23 ^	0.25	0.31	0.34	0.40
Net realized and unrealized gain (loss)	0.26		(0.50)	0.14	0.42	0.26	0.13

Total from investment operations	0.37		(0.27)	0.39	0.73	0.60	0.53

Less distributions:
Net investment income	(0.12)		(0.27)	(0.32)	(0.36)	(0.39)	(0.45)
Realized gains	—		—	—	—	—	—

Total distributions	(0.12)		(0.27)	(0.32)	(0.36)	(0.39)	(0.45)

Net Asset Value, end of period	$10.25		$10.00	$10.54	$10.47	$10.10	$9.89

Total return	3.74	%††	(2.62)%	3.80%	7.41%	6.13%	5.57%
Ratios to Average Net Assets:
Expenses	0.42	%†	0.40%	0.41%	0.41%	0.42%	0.42%
Net investment income	2.03	%†	2.23%	2.38%	3.00%	3.31%	3.99%
Supplemental Data:
Net assets, end of period (000)	$22,735		$22,055	$905,486	$813,431	$824,963	$857,504
Portfolio turnover	83	%††	120%	64%	57%	85%	60%

	Core Bond Index Class II
	For the Period January 1, 2014 to June 30, 2014 (Unaudited)		For the Year Ended December 31,
			2013	2012	2011	2010	2009
Net Asset Value, beginning of period	$10.06		$10.60	$10.53	$10.16	$9.94	$9.86
Income from investment operations:
Net investment income	0.11		0.25 ^	0.27	0.33	0.36	0.42
Net realized and unrealized gain (loss)	0.27		(0.50)	0.14	0.43	0.27	0.13

Total from investment operations	0.38		(0.25)	0.41	0.76	0.63	0.55

Less distributions:
Net investment income	(0.13)		(0.29)	(0.34)	(0.39)	(0.41)	(0.47)
Realized gains	—		—	—	—	—	—

Total distributions	(0.13)		(0.29)	(0.34)	(0.39)	(0.41)	(0.47)

Net Asset Value, end of period	$10.31		$10.06	$10.60	$10.53	$10.16	$9.94

Total return	3.82	%††	(2.38)%	3.98%	7.57%	6.41%	5.74%
Ratios to Average Net Assets:
Expenses	0.22	%†	0.20%	0.21%	0.21%	0.22%	0.22%
Net investment income	2.23	%†	2.40%	2.59%	3.15%	3.51%	4.21%
Supplemental Data:
Net assets, end of period (000)	$27,752		$26,490	$337,639	$320,809	$282,359	$238,193
Portfolio turnover	83	%††	120%	64%	57%	85%	60%

^	Calculated based upon average shares outstanding.
†	Annualized
††	Not annualized

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Financial Highlights

(For a share outstanding throughout each period)

	Core Bond Index T Shares
	For the Period January 1, 2014 to June 30, 2014 (Unaudited)		For the Period from March 1, 2013* to December 31, 2013
Net Asset Value, beginning of period	$10.00		$10.46
Income from investment operations:
Net investment income	0.12		0.19	^
Net realized and unrealized gain (loss)	0.26		(0.40)

Total from investment operations	0.38		(0.21)

Less distributions:
Net investment income	(0.13)		(0.25)
Realized gains	—		—

Total distributions	(0.13)		(0.25)

Net Asset Value, end of period	$10.25		$10.00

Total return	3.87	%††	(2.06	)%††
Ratios to Average Net Assets:
Expenses before reimbursements/waivers	0.22	%†	0.21	%†
Expenses net of reimbursements/waivers, if any	0.17	%†	0.16	%†
Net Investment Income before reimbursements/waivers	2.22	%†	2.17	%†
Net Investment Income net of reimbursements/waivers, if any	2.27	%†	2.22	%†
Supplemental Data:
Net assets, end of period (000)	$1,597,234		$1,231,000
Portfolio turnover	83	%††	120	%††

*	Commencement of Operations.
^	Calculated based upon average shares outstanding.
†	Annualized
††	Not annualized

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Financial Highlights

(For a share outstanding throughout each period)

	500 Stock Index Class I
	For the Period January 1, 2014 to June 30, 2014 (Unaudited)		For the Year Ended December 31,
			2013	2012		2011	2010	2009
Net Asset Value, beginning of period	$14.66		$11.32	$9.96		$9.95	$8.81	$7.12
Income from investment operations:
Net investment income	0.09		0.23 ^	0.20		0.17	0.15	0.16
Net realized and unrealized gain	0.93		3.36	1.36		0.00 #	1.13	1.70

Total from investment operations	1.02		3.59	1.56		0.17	1.28	1.86

Less distributions:
Net investment income	—		(0.21)	(0.20)		(0.16)	(0.14)	(0.17)
Realized gains	—		(0.04)	—		—	—	—

Total distributions	—		(0.25)	(0.20)		(0.16)	(0.14)	(0.17)

Net Asset Value, end of period	$15.68		$14.66	$11.32		$9.96	$9.95	$8.81

Total return	6.96	%††	31.78%	15.62%		1.72%	14.56%	26.13%
Ratios to Average Net Assets:
Expenses	0.41	%†	0.41%	0.42%		0.42%	0.43%	0.44%
Net investment income	1.63	%†	1.78%	1.89%		1.65%	1.63%	2.19%
Supplemental Data:
Net assets, end of period (000)	$37,576		$31,916	$111,410		$94,197	$102,642	$85,772
Portfolio turnover	2	%††	8%	3%		3%	3%	15%

	500 Stock Index Class II
	For the Period January 1, 2014 to June 30, 2014 (Unaudited)		For the Year Ended December 31,
			2013	2012		2011	2010	2009
Net Asset Value, beginning of period	$13.80	**	$10.65 ***	$9.39		$9.39	$8.32	$6.73
Income from investment operations:
Net investment income (loss)	(1.18)		0.24 ^	0.22		0.18	0.16	0.19
Net realized and unrealized gain	2.14		3.19	1.26		0.00 #	1.07	1.58

Total from investment operations	0.96		3.43	1.48		0.18	1.23	1.77

Less distributions:
Net investment income	—		(0.24)	(0.22)		(0.18)	(0.16)	(0.18)
Realized gains	—		(0.04)	—		—	—	—

Total distributions	—		(0.28)	(0.22)		(0.18)	(0.16)	(0.18)

Net Asset Value, end of period	$14.76		$13.80 **	$10.65	***	$9.39	$9.39	$8.32

Total return	6.96	%††	32.23%**	15.74	%***	1.97%	14.78%	26.35%
Ratios to Average Net Assets:
Expenses	0.21	%†	0.21%	0.22%		0.22%	0.23%	0.24%
Net investment income	1.83	%†	2.12%	2.09%		1.86%	1.84%	2.40%
Supplemental Data:
Net assets, end of period (000)	$2,869		$2,271	$341,571		$287,072	$281,443	$237,743
Portfolio turnover	2	%††	8%	3%		3%	3%	15%

^	Calculated based upon average shares outstanding.
#	Rounds to less than $0.01
**	Financial reporting includes trade date activity as of December 31, 2013. The inclusion of this activity caused the Fund’s NAV to round up to $13.80 (the adjusted price) from $13.79 (the stated price for December 31, 2013, prior to the inclusion of that day’s activity).
***	Financial reporting includes trade date activity as of December 31, 2012. The inclusion of this activity caused the Fund’s NAV to round down to $10.65 (the adjusted price) from $10.66 (the stated price for December 31, 2012, prior to the inclusion of that day’s activity).
†	Annualized
††	Not annualized

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Financial Highlights

(For a share outstanding throughout each period)

	500 Stock Index T Shares
	For the Period January 1, 2014 to June 30, 2014 (Unaudited)		For the Period from March 1, 2013* to December 31, 2013
Net Asset Value, beginning of period	$14.67		$12.06
Income from investment operations:
Net investment income	0.14		0.22	^
Net realized and unrealized gain	0.89		2.67

Total from investment operations	1.03		2.89

Less distributions:
Net investment income	—		(0.24)
Realized gains	—		(0.04)

Total distributions	—		(0.28)

Net Asset Value, end of period	$15.70		$14.67

Total return	7.02	%††	23.99	%††
Ratios to Average Net Assets:
Expenses before reimbursements/waivers	0.21	%†	0.21	%†
Expenses net of reimbursements/waivers, if any	0.16	%†	0.16	%†
Net Investment Income before reimbursements/waivers	1.82	%†	1.86	%†
Net Investment Income net of reimbursements/waivers, if any	1.87	%†	1.91	%†
Supplemental Data:
Net assets, end of period (000)	$653,450		$627,600
Portfolio turnover	2	%††	8	%††

^	Calculated based upon average shares outstanding.
†	Annualized
††	Not annualized

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Financial Highlights

(For a share outstanding throughout each period)

	Broad Market Index Class I
	For the Period January 1, 2014 to June 30, 2014 (Unaudited)		For the Year Ended December 31,
			2013	2012	2011	2010	2009
Net Asset Value, beginning of period	$15.84		$12.23	$10.85	$10.92	$9.47	$7.53
Income from investment operations:
Net investment income	0.06		0.23 ^	0.24	0.20	0.16	0.17
Net realized and unrealized gain (loss)	1.01		3.80	1.45	(0.11)	1.43	1.92

Total from investment operations	1.07		4.03	1.69	0.09	1.59	2.09

Less distributions:
Net investment income	—		(0.21)	(0.21)	(0.16)	(0.14)	(0.15)
Realized gains	—		(0.21)	(0.10)	—	—	—

Total distributions	—		(0.42)	(0.31)	(0.16)	(0.14)	(0.15)

Net Asset Value, end of period	$16.91		$15.84	$12.23	$10.85	$10.92	$9.47

Total return	6.76	%††	33.04%	15.64%	0.85%	16.84%	27.78%
Ratios to Average Net Assets:
Expenses	0.41	%†	0.40%	0.42%	0.41%	0.42%	0.43%
Net investment income	1.58	%†	1.68%	1.89%	1.56%	1.55%	2.05%
Supplemental Data:
Net assets, end of period (000)	$41,834		$36,076	$126,835	$114,674	$131,673	$119,777
Portfolio turnover	2	%††	9%	3%	1%	6%	7%

	Broad Market Index Class II
	For the Period January 1, 2014 to June 30, 2014 (Unaudited)		For the Year Ended December 31,
			2013	2012	2011	2010	2009
Net Asset Value, beginning of period	$14.82		$11.46	$10.19	$10.27	$8.91	$7.09
Income from investment operations:
Net investment income	0.11		0.24 ^	0.24	0.19	0.16	0.18
Net realized and unrealized gain (loss)	0.91		3.57	1.37	(0.09)	1.36	1.81

Total from investment operations	1.02		3.81	1.61	0.10	1.52	1.99

Less distributions:
Net investment income	—		(0.24)	(0.24)	(0.18)	(0.16)	(0.17)
Realized gains	—		(0.21)	(0.10)	—	—	—

Total distributions	—		(0.45)	(0.34)	(0.18)	(0.16)	(0.17)

Net Asset Value, end of period	$15.84		$14.82	$11.46	$10.19	$10.27	$8.91

Total return	6.88	%††	33.36%	15.82%	1.07%	17.12%	28.04%
Ratios to Average Net Assets:
Expenses	0.21	%†	0.20%	0.22%	0.21%	0.22%	0.23%
Net investment income	1.78	%†	1.97%	2.09%	1.77%	1.75%	2.26%
Supplemental Data:
Net assets, end of period (000)	$17,038		$15,887	$427,467	$389,031	$406,029	$358,250
Portfolio turnover	2	%††	9%	3%	1%	6%	7%

^	Calculated based upon average shares outstanding.
†	Annualized
††	Not annualized

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Financial Highlights

(For a share outstanding throughout each period)

	Broad Market Index T Shares
	For the Period January 1, 2014 to June 30, 2014 (Unaudited)		For the Period from March 1, 2013* to December 31, 2013
Net Asset Value, beginning of period	$15.85	**	$13.05
Income from investment operations:
Net investment income	0.15		0.23	^
Net realized and unrealized gain	0.93		3.02

Total from investment operations	1.08		3.25

Less distributions:
Net investment income	—		(0.24)
Realized gains	—		(0.21)

Total distributions	—		(0.45)

Net Asset Value, end of period	$16.93		$15.85	**

Total return	6.81	%††	25.01	%**††
Ratios to Average Net Assets:
Expenses before reimbursements/waivers	0.21	%†	0.21	%†
Expenses net of reimbursements/waivers, if any	0.16	%†	0.16	%†
Net Investment Income before reimbursements/waivers	1.78	%†	1.81	%†
Net Investment Income net of reimbursements/waivers, if any	1.83	%†	1.86	%†
Supplemental Data:
Net assets, end of period (000)	$784,217		$728,118
Portfolio turnover	2	%††	9	%††

*	Commencement of operations
**	Financial reporting includes trade date activity as of December 31, 2013. The inclusion of this activity caused the Fund’s NAV to round up to $15.85 (the adjusted price) from $15.84 (the stated price for December 31, 2013, prior to the inclusion of that day’s activity).
^	Calculated based upon average shares outstanding.
†	Annualized
††	Not annualized

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Financial Highlights

(For a share outstanding throughout each period)

	Mid/Small Company Index Class I
	For the Period January 1, 2014 to June 30, 2014 (Unaudited)		For the Year Ended December 31,
			2013	2012	2011	2010	2009
Net Asset Value, beginning of period	$19.75		$15.67	$14.02	$15.39	$12.35	$9.17
Income from investment operations:
Net investment income	0.08		0.19 ^	0.28	0.16	0.13	0.13
Net realized and unrealized gain (loss)	1.06		5.60	2.21	(0.78)	3.31	3.19

Total from investment operations	1.14		5.79	2.49	(0.62)	3.44	3.32

Less distributions:
Net investment income	—		(0.22)	(0.26)	(0.15)	(0.12)	(0.14)
Realized gains	—		(1.49)	(0.58)	(0.60)	(0.28)	—

Total distributions	—		(1.71)	(0.84)	(0.75)	(0.40)	(0.14)

Net Asset Value, end of period	$20.89		$19.75	$15.67	$14.02	$15.39	$12.35

Total return	5.77	%††	37.19%	17.89%	(3.91)%	27.93%	36.19%
Ratios to Average Net Assets:
Expenses	0.41	%†	0.41%	0.43%	0.43%	0.45%	0.48%
Net investment income	1.39	%†	1.10%	1.87%	1.11%	1.16%	1.46%
Supplemental Data:
Net assets, end of period (000)	$31,618		$28,367	$297,378	$247,732	$243,794	$134,165
Portfolio turnover	9	%††	37%	14%	15%	14%	25%

	Mid/Small Company Index Class II
	For the Period January 1, 2014 to June 30, 2014 (Unaudited)		For the Year Ended December 31,
			2013	2012	2011	2010	2009
Net Asset Value, beginning of period	$18.53		$14.78	$13.26	$14.60	$11.73	$8.71
Income from investment operations:
Net investment income (loss)	(0.14)		0.20 ^	0.30	0.19	0.15	0.17
Net realized and unrealized gain (loss)	1.23		5.30	2.09	(0.76)	3.14	3.00

Total from investment operations	1.09		5.50	2.39	(0.57)	3.29	3.17

Less distributions:
Net investment income	—		(0.26)	(0.29)	(0.17)	(0.14)	(0.15)
Realized gains	—		(1.49)	(0.58)	(0.60)	(0.28)	—

Total distributions	—		(1.75)	(0.87)	(0.77)	(0.42)	(0.15)

Net Asset Value, end of period	$19.62		$18.53	$14.78	$13.26	$14.60	$11.73

Total return	5.88	%††	37.42%	18.17%	(3.70)%	28.15%	36.47%
Ratios to Average Net Assets:
Expenses	0.21	%†	0.21%	0.23%	0.23%	0.25%	0.28%
Net investment income	1.59	%†	1.23%	2.07%	1.30%	1.35%	1.66%
Supplemental Data:
Net assets, end of period (000)	$6,440		$5,541	$194,775	$160,710	$161,178	$97,453
Portfolio turnover	9	%††	37%	14%	15%	14%	25%

^	Calculated based upon average shares outstanding.
†	Annualized
††	Not annualized

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Financial Highlights

(For a share outstanding throughout each period)

	Mid/Small Company Index T Shares
	For the Period January 1, 2014 to June 30, 2014 (Unaudited)		For the Period from March 1, 2013* to December 31, 2013
Net Asset Value, beginning of period	$19.76		$16.91
Income from investment operations:
Net investment income	0.16		0.26	^
Net realized and unrealized gain	1.00		4.34

Total from investment operations	1.16		4.60

Less distributions:
Net investment income	—		(0.26)
Realized gains	—		(1.49)

Total distributions	—		(1.75)

Net Asset Value, end of period	$20.92		$19.76

Total return	5.87	%††	27.41	%††
Ratios to Average Net Assets:
Expenses before reimbursements/waivers	0.21	%†	0.22	%†
Expenses net of reimbursements/waivers, if any	0.16	%†	0.17	%†
Net Investment Income before reimbursements/waivers	1.58	%†	1.59	%†
Net Investment Income net of reimbursements/waivers, if any	1.63	%†	1.64	%†
Supplemental Data:
Net assets, end of period (000)	$704,420		$686,939
Portfolio turnover	9	%††	37	%††

*	Commencement of Operations.
^	Calculated based upon average shares outstanding.
†	Annualized
††	Not annualized

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Financial Highlights

(For a share outstanding throughout each period)

	Overseas Equity Index Class I
	For the Period January 1, 2014 to June 30, 2014 (Unaudited)		For the Year Ended December 31,
			2013	2012	2011	2010	2009
Net Asset Value, beginning of period	$12.59		$10.61	$9.19	$10.82	$10.30	$8.20
Income from investment operations:
Net investment income	0.25		0.22 ^	0.29	0.33	0.23	0.22
Net realized and unrealized gain (loss)	0.34		2.04	1.41	(1.68)	0.52	2.12

Total from investment operations	0.59		2.26	1.70	(1.35)	0.75	2.34

Less distributions:
Net investment income	—		(0.28)	(0.28)	(0.28)	(0.23)	(0.24)
Realized gains	—		—	—	—	—	—

Total distributions	—		(0.28)	(0.28)	(0.28)	(0.23)	(0.24)

Net Asset Value, end of period	$13.18		$12.59	$10.61	$9.19	$10.82	$10.30

Total return	4.69	%††	21.35%	18.51%	(12.42)%	7.37%	28.63%
Ratios to Average Net Assets:
Expenses	0.54	%†	0.54%	0.55%	0.54%	0.56%	0.59%
Net investment income	4.71	%†	1.91%	2.92%	2.93%	2.27%	2.61%
Supplemental Data:
Net assets, end of period (000)	$12,745		$11,103	$55,335	$44,911	$57,649	$52,937
Portfolio turnover	4	%††	11%	6%	2%	2%	5%

	Overseas Equity Index Class II
	For the Period January 1, 2014 to June 30, 2014 (Unaudited)		For the Year Ended December 31,
			2013	2012	2011	2010	2009
Net Asset Value, beginning of period	$11.75		$9.91	$8.60	$10.16	$9.69	$7.72
Income from investment operations:
Net investment income	0.33		0.15 ^	0.29	0.31	0.23	0.23
Net realized and unrealized gain (loss)	0.23		1.99	1.32	(1.57)	0.50	2.00

Total from investment operations	0.56		2.14	1.61	(1.26)	0.73	2.23

Less distributions:
Net investment income	—		(0.30)	(0.30)	(0.30)	(0.26)	(0.26)
Realized gains	—		—	—	—	—	—

Total distributions	—		(0.30)	(0.30)	(0.30)	(0.26)	(0.26)

Net Asset Value, end of period	$12.31		$11.75	$9.91	$8.60	$10.16	$9.69

Total return	4.77	%††	21.68%	18.74%	(12.28)%	7.54%	28.94%
Ratios to Average Net Assets:
Expenses	0.34	%†	0.34%	0.35%	0.34%	0.36%	0.39%
Net investment income	4.94	%†	1.49%	3.10%	3.11%	2.45%	2.83%
Supplemental Data:
Net assets, end of period (000)	$3,560		$3,327	$173,354	$132,873	$149,208	$128,002
Portfolio turnover	4	%††	11%	6%	2%	2%	5%

^	Calculated based upon average shares outstanding.
†	Annualized
††	Not annualized

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Financial Highlights

(For a share outstanding throughout each period)

	Overseas Equity Index T Shares
	For the Period January 1, 2014 to June 30, 2014 (Unaudited)		For the Period from March 1, 2013* to December 31, 2013
Net Asset Value, beginning of period	$12.60		$10.91
Income from investment operations:
Net investment income	0.30		0.28	^
Net realized and unrealized gain	0.29		1.71

Total from investment operations	0.59		1.99

Less distributions:
Net investment income	—		(0.30)
Realized gains	—		—

Total distributions	—		(0.30)

Net Asset Value, end of period	$13.19		$12.60

Total return	4.68	%††	18.34	%††
Ratios to Average Net Assets:
Expenses before reimbursements/waivers	0.34	%†	0.35	%†
Expenses net of reimbursements/waivers, if any	0.29	%†	0.30	%†
Net Investment Income before reimbursements/waivers	4.93	%†	2.78	%†
Net Investment Income net of reimbursements/waivers, if any	4.98	%†	2.83	%†
Supplemental Data:
Net assets, end of period (000)	$308,042		$282,482
Portfolio turnover	4	%††	11	%††

*	Commencement of Operations.
^	Calculated based upon average shares outstanding.
†	Annualized
††	Not annualized

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Financial Highlights

(For a share outstanding throughout each period)

	Model Portfolio Conservative Growth Investor M Shares
	For the Period January 1, 2014 to June 30, 2014 (Unaudited)		For the Year Ended December 31,
			2013	2012	2011	2010	2009
Net Asset Value, beginning of period	$26.81		$24.89	$23.46	$23.62	$22.13	$19.04
Income from investment operations:
Net investment income	0.07		0.22 ^	0.46	0.43	0.40	0.44
Net realized and unrealized gain (loss)	0.90		2.52	1.62	(0.16)	1.50	3.08

Total from investment operations	0.97		2.74	2.08	0.27	1.90	3.52

Less distributions:
Net investment income	—		(0.34)	(0.51)	(0.43)	(0.41)	(0.43)
Realized gains	—		(0.48)	(0.14)	—	—	—

Total distributions	—		(0.82)	(0.65)	(0.43)	(0.41)	(0.43)

Net Asset Value, end of period	$27.78		$26.81	$24.89	$23.46	$23.62	$22.13

Total return	3.62	%††	11.03%	8.88%	1.15%	8.60%	18.50%
Ratios to Average Net Assets:
Expenses	0.38	%†	0.24%	0.13%	0.12%	0.13%	0.15%
Net investment income	0.55	%†	0.86%	1.66%	1.67%	1.80%	2.20%
Supplemental Data:
Net assets, end of period (000)	$106,884		$102,862	$607,812	$556,164	$586,912	$528,183
Portfolio turnover	28	%††	11%	7%	14%	23%	13%

	Model Portfolio Conservative Growth TM Shares
	For the Period January 1, 2014 to June 30, 2014 (Unaudited)		For the Period from March 1, 2013* to December 31, 2013
Net Asset Value, beginning of period	$26.81		$25.52
Income from investment operations:
Net investment income	0.11		0.35 ^
Net realized and unrealized gain	0.89		1.82

Total from investment operations	1.00		2.17

Less distributions:
Net investment income	—		(0.40)
Realized gains	—		(0.48)

Total distributions	—		(0.88)

Net Asset Value, end of period	$27.81		$26.81

Total return	3.73	%††	8.50%††
Ratios to Average Net Assets:
Expenses	0.13	%†	0.13%†
Net investment income	0.80	%†	1.59%†
Supplemental Data:
Net assets, end of period (000)	$567,828		$558,569
Portfolio turnover	28	%††	11%††

^	Calculated based upon average shares outstanding.
*	Commencement of operations
†	Annualized
††	Not annualized

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Financial Highlights

(For a share outstanding throughout each period)

	Model Portfolio Traditional Growth Investor M Shares
	For the Period January 1, 2014 to June 30, 2014 (Unaudited)		For the Year Ended December 31,
			2013	2012	2011	2010	2009
Net Asset Value, beginning of period	$26.38		$23.25	$21.52	$22.17	$20.28	$16.65
Income from investment operations:
Net investment income	0.03		0.16 ^	0.42	0.38	0.33	0.33
Net realized and unrealized gain (loss)	1.17		3.96	1.99	(0.50)	1.89	3.62

Total from investment operations	1.20		4.12	2.41	(0.12)	2.22	3.95

Less distributions:
Net investment income	—		(0.53)	(0.42)	(0.48)	(0.33)	(0.30)
Realized gains	—		(0.46)	(0.26)	(0.05)	—	(0.02)

Total distributions	—		(0.99)	(0.68)	(0.53)	(0.33)	(0.32)

Net Asset Value, end of period	$27.58		$26.38	$23.25	$21.52	$22.17	$20.28

Total return	4.55	%††	17.74%	11.20%	(0.56)%	10.95%	23.72%
Ratios to Average Net Assets:
Expenses	0.36	%†	0.18%	0.11%	0.11%	0.12%	0.13%
Net investment income	0.29	%†	0.64%	1.66%	1.52%	1.57%	1.86%
Supplemental Data:
Net assets, end of period (000)	$134,997		$124,346	$1,493,678	$1,366,108	$1,495,757	$1,353,050
Portfolio turnover	14	%††	9%	7%	13%	15%	8%

	Model Portfolio Traditional Growth TM Shares
	For the Period January 1, 2014 to June 30, 2014 (Unaudited)		For the Period from March 1, 2013* to December 31, 2013
Net Asset Value, beginning of period	$26.38		$24.12
Income from investment operations:
Net investment income	0.07		0.35 ^
Net realized and unrealized gain	1.17		2.96

Total from investment operations	1.24		3 .31

Less distributions:
Net investment income	—		(0.38)
Realized gains	—		(0.67)

Total distributions	—		(1.05)

Net Asset Value, end of period	$27.62		$26.38

Total return	4.70	%††	13.71%††
Ratios to Average Net Assets:
Expenses	0.11	%†	0.12%†
Net investment income	0.53	%†	1.64%†
Supplemental Data:
Net assets, end of period (000)	$1,613,138		$1,565,740
Portfolio turnover	14	%††	9%††

^	Calculated based upon average shares outstanding.
*	Commencement of operations
†	Annualized
††	Not annualized

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Financial Highlights

(For a share outstanding throughout each period)

	Model Portfolio Long-Term Growth Investor M Shares
	For the Period January 1, 2014 to June 30, 2014 (Unaudited)		For the Year Ended December 31,
			2013	2012	2011	2010	2009
Net Asset Value, beginning of period	$26.06		$22.20	$20.32	$21.41	$19.30	$15.35
Income from investment operations:
Net investment income	0.00	#	0.11 ^	0.38	0.35	0.27	0.26
Net realized and unrealized gain (loss)	1.39		4.90	2.24	(0.77)	2.15	3.99

Total from investment operations	1.39		5.01	2.62	(0.42)	2.42	4.25

Less distributions:
Net investment income	—		(0.32)	(0.38)	(0.40)	(0.31)	(0.21)
Realized gains	—		(0.83)	(0.36)	(0.27)	—	(0.09)

Total distributions	—		(1.15)	(0.74)	(0.67)	(0.31)	(0.30)

Net Asset Value, end of period	$27.45		$26.06	$22.20	$20.32	$21.41	$19.30

Total return	5.33	%††	22.55%	12.93%	(1.98)%	12.54%	27.67%
Ratios to Average Net Assets:
Expenses	0.36	%†	0.16%	0.11%	0.11%	0.12%	0.13%
Net investment income	0.05	%†	0.48%	1.65%	1.42%	1.40%	1.63%
Supplemental Data:
Net assets, end of period (000)	$118,496		$108,362	$1,896,812	$1,712,228	$1,848,430	$1,621,102
Portfolio turnover	10	%††	10%	7%	11%	10%	5%

	Model Portfolio Long-Term Growth TM Shares
	For the Period January 1, 2014 to June 30, 2014 (Unaudited)		For the Period from March 1, 2013* to December 31, 2013
Net Asset Value, beginning of period	$26.07		$23.25
Income from investment operations:
Net investment income	0.04		0.35 ^
Net realized and unrealized gain	1.38		3.67

Total from investment operations	1.42		4.02

Less distributions:
Net investment income	—		(0.37)
Realized gains	—		(0.83)

Total distributions	—		(1.20)

Net Asset Value, end of period	$27.49		$26.07

Total return	5.45	%††	17.28%††
Ratios to Average Net Assets:
Expenses	0.11	%†	0.11%†
Net investment income	0.30	%†	1.67%†
Supplemental Data:
Net assets, end of period (000)	$2,177,014		$2,103,778
Portfolio turnover	10	%††	10%††

#	Rounds to less than $0.01
^	Calculated based upon average shares outstanding.
*	Commencement of operations
†	Annualized
††	Not annualized

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Financial Highlights

(For a share outstanding throughout each period)

	Model Portfolio All-Equity Growth Investor M Shares
	For the Period January 1, 2014 to June 30, 2014 (Unaudited)		For the Year Ended December 31,
			2013	2012	2011	2010	2009
Net Asset Value, beginning of period	$26.85		$21.34	$18.69	$19.81	$17.38	$13.07
Income from investment operations:
Net investment income (loss)	(0.04)		0.05 ^	0.32	0.28	0.16	0.18
Net realized and unrealized gain (loss)	1.63		6.43	2.67	(1.12)	2.43	4.41

Total from investment operations	1.59		6.48	2.99	(0.84)	2.59	4.59

Less distributions:
Net investment income	—		(0.33)	(0.22)	(0.28)	(0.16)	(0.15)
Realized gains	—		(0.64)	(0.12)	—	—	(0.13)

Total distributions	—		(0.97)	(0.34)	(0.28)	(0.16)	(0.28)

Net Asset Value, end of period	$28.44		$26.85	$21.34	$18.69	$19.81	$17.38

Total return	5.92	%††	30.36%	16.00%	(4.23)%	14.93%	35.07%
Ratios to Average Net Assets:
Expenses	0.37	%†	0.17%	0.12%	0.12%	0.13%	0.14%
Net investment income (loss)	(0.30	)%†	0.20%	1.37%	1.24%	0.95%	1.30%
Supplemental Data:
Net assets, end of period (000)	$52,662		$49,174	$709,330	$649,826	$715,090	$591,533
Portfolio turnover	8	%††	8%	9%	9%	6%	3%

	Model Portfolio All-Equity Growth TM Shares
	For the Period January 1, 2014 to June 30, 2014 (Unaudited)		For the Period from March 1, 2013* to December 31, 2013
Net Asset Value, beginning of period	$26.86		$22.67
Income from investment operations:
Net investment income (loss)	(0.01)		0.30 ^
Net realized and unrealized gain	1.63		4.91

Total from investment operations	1.62		5.21

Less distributions:
Net investment income	—		(0.79)
Realized gains	—		(0.23)

Total distributions	—		(1.02)

Net Asset Value, end of period	$28.48		$26.86

Total return	6.03	%††	22.98%††
Ratios to Average Net Assets:
Expenses	0.12	%†	0.12%†
Net investment income (loss)	(0.05	)%†	1.45%†
Supplemental Data:
Net assets, end of period (000)	$917,301		$876,894
Portfolio turnover	8	%††	8%††

^	Calculated based upon average shares outstanding.
*	Commencement of operations
†	Annualized
††	Not annualized

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Financial Highlights

(For a share outstanding throughout each period)

	Milestone Retirement Income Investor M Shares
	For the Period January 1, 2014 to June 30, 2014 (Unaudited)		For the Year Ended December 31,
			2013	2012	2011	2010	2009
Net Asset Value, beginning of period	$10.90		$10.58	$10.18	$10.33	$9.81	$8.56
Income from investment operations:
Net investment income	0.04		0.11 ^	0.20	0.20	0.12	0.16
Net realized and unrealized gain	0.38		0.54	0.53	0.05	0.56	1.26

Total from investment operations	0.42		0.65	0.73	0.25	0.68	1.42

Less distributions:
Net investment income	—		(0.13)	(0.20)	(0.20)	(0.15)	(0.15)
Realized gains	—		(0.20)	(0.13)	(0.20)	(0.01)	(0.02)

Total distributions	—		(0.33)	(0.33)	(0.40)	(0.16)	(0.17)

Net Asset Value, end of period	$11.32		$10.90	$10.58	$10.18	$10.33	$9.81

Total return	3.85	%††	6.14%	7.18%	2.37%	6.93%	16.53%
Ratios to Average Net Assets:
Expenses before reimbursements/waivers	0.39	%†	0.30%	0.14%	0.15%	0.18%	0.25%
Expenses net of reimbursements/waivers, if any	0.39	%†	0.30%	0.14%	0.15%	0.18%	0.20%
Net investment income before reimbursements/waivers	0.69	%†	1.04%	1.66%	1.79%	2.49%	2.29%
Net investment income net of reimbursements/waivers, if any	0.69	%†	1.04%	1.66%	1.79%	2.49%	2.34%
Supplemental Data:
Net assets, end of period (000)	$89,392		$86,048	$238,158	$220,063	$215,961	$76,683
Portfolio turnover	32	%††	10%	8%	19%	25%	14%

	Milestone Retirement Income TM Shares
	For the Period January 1, 2014 to June 30, 2014 (Unaudited)		For the Period from March 1, 2013* to December 31, 2013
Net Asset Value, beginning of period	$10.91		$10.75
Income from investment operations:
Net investment income	0.05		0.14 ^
Net realized and unrealized gain	0.37		0.37

Total from investment operations	0.42		0.51

Less distributions:
Net investment income	—		(0.15)
Realized gains	—		(0.20)

Total distributions	—		(0.35)

Net Asset Value, end of period	$11.33		$10.91

Total return	3.85	%††	4.76%††
Ratios to Average Net Assets:
Expenses	0.14	%†	0.14%†
Net investment income	0.94	%†	1.56%†
Supplemental Data:
Net assets, end of period (000)	$248,489		$237,584
Portfolio turnover	32	%††	10%††

^	Calculated based upon average shares outstanding.
*	Commencement of operations
†	Annualized
††	Not annualized

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Financial Highlights

(For a share outstanding throughout each period)

	Milestone 2010 Investor M Shares
	For the Period January 1, 2014 to June 30, 2014 (Unaudited)		For the Year Ended December 31,
			2013	2012	2011	2010	2009
Net Asset Value, beginning of period	$11.33		$10.65	$10.10	$10.24	$9.56	$8.27
Income from investment operations:
Net investment income	0.03		0.10 ^	0.20	0.19	0.10	0.18
Net realized and unrealized gain (loss)	0.45		1.08	0.76	(0.04)	0.71	1.29

Total from investment operations	0.48		1.18	0.96	0.15	0.81	1.47

Less distributions:
Net investment income	—		(0.13)	(0.20)	(0.21)	(0.13)	(0.14)
Realized gains	—		(0.37)	(0.21)	(0.08)	—	(0.04)

Total distributions	—		(0.50)	(0.41)	(0.29)	(0.13)	(0.18)

Net Asset Value, end of period	$11.81		$11.33	$10.65	$10.10	$10.24	$9.56

Total return	4.24	%††	11.12%	9.53%	1.41%	8.51%	17.71%
Ratios to Average Net Assets:
Expenses before reimbursements/waivers	0.39	%†	0.29%	0.14%	0.15%	0.18%	0.22%
Expenses net of reimbursements/waivers, if any	0.39	%†	0.29%	0.14%	0.15%	0.18%	0.19%
Net investment income before reimbursements/waivers	0.48	%†	0.88%	1.58%	1.75%	2.11%	2.15%
Net investment income net of reimbursements/waivers, if any	0.48	%†	0.88%	1.58%	1.75%	2.11%	2.17%
Supplemental Data:
Net assets, end of period (000)	$73,976		$71,804	$234,023	$222,275	$217,770	$90,790
Portfolio turnover	32	%††	15%	11%	22%	33%	20%

	Milestone 2010 TM Shares
	For the Period January 1, 2014 to June 30, 2014 (Unaudited)		For the Period from March 1, 2013* to December 31, 2013
Net Asset Value, beginning of period	$11.34		$10.92
Income from investment operations:
Net investment income	0.04		0.15 ^
Net realized and unrealized gain	0.44		0.79

Total from investment operations	0.48		0.94

Less distributions:
Net investment income	—		(0.15)
Realized gains	—		(0.37)

Total distributions	—		(0.52)

Net Asset Value, end of period	$11.82		$11.34

Total return	4.23	%††	8.68%††
Ratios to Average Net Assets:
Expenses	0.14	%†	0.14%†
Net investment income	0.74	%†	1.54%†
Supplemental Data:
Net assets, end of period (000)	$226,292		$218,248
Portfolio turnover	32	%††	15%††

^	Calculated based upon average shares outstanding.
*	Commencement of operations
†	Annualized
††	Not annualized

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Financial Highlights

(For a share outstanding throughout each period)

	Milestone 2015 Investor M Shares
	For the Period January 1, 2014 to June 30, 2014 (Unaudited)		For the Year Ended December 31,
			2013	2012	2011	2010	2009
Net Asset Value, beginning of period	$11.92		$10.87	$10.16	$10.35	$9.53	$7.96
Income from investment operations:
Net investment income	0.02		0.10 ^	0.20	0.18	0.12	0.16
Net realized and unrealized gain (loss)	0.51		1.39	0.84	(0.10)	0.85	1.58

Total from investment operations	0.53		1.49	1.04	0.08	0.97	1.74

Less distributions:
Net investment income	—		(0.14)	(0.20)	(0.21)	(0.14)	(0.11)
Realized gains	—		(0.30)	(0.13)	(0.06)	(0.01)	(0.06)

Total distributions	—		(0.44)	(0.33)	(0.27)	(0.15)	(0.17)

Net Asset Value, end of period	$12.45		$11.92	$10.87	$10.16	$10.35	$9.53

Total return	4.45	%††	13.75%	10.25%	0.70%	10.20%	21.84%
Ratios to Average Net Assets:
Expenses before reimbursements/waivers	0.39	%†	0.26%	0.13%	0.14%	0.15%	0.18%
Expenses net of reimbursements/waivers, if any	0.39	%†	0.26%	0.13%	0.14%	0.15%	0.17%
Net investment income before reimbursements/waivers	0.37	%†	0.86%	1.68%	1.72%	1.96%	2.06%
Net investment income net of reimbursements/waivers, if any	0.37	%†	0.86%	1.68%	1.72%	1.96%	2.07%
Supplemental Data:
Net assets, end of period (000)	$112,977		$106,285	$434,638	$381,855	$363,144	$185,989
Portfolio turnover	30	%††	11%	8%	20%	15%	12%

	Milestone 2015 TM Shares
	For the Period January 1, 2014 to June 30, 2014 (Unaudited)		For the Period from March 1, 2013* to December 31, 2013
Net Asset Value, beginning of period	$11.92		$11.21
Income from investment operations:
Net investment income	0.04		0.16 ^
Net realized and unrealized gain	0.51		1.02

Total from investment operations	0.55		1.18

Less distributions:
Net investment income	—		(0.17)
Realized gains	—		(0.30)

Total distributions	—		(0.47)

Net Asset Value, end of period	$12.47		$11.92

Total return	4.61	%††	10.51%††
Ratios to Average Net Assets:
Expenses	0.14	%†	0.13%†
Net investment income	0.62	%†	1.65%†
Supplemental Data:
Net assets, end of period (000)	$469,494		$449,872
Portfolio turnover	30	%††	11%††

^	Calculated based upon average shares outstanding.
*	Commencement of operations
†	Annualized
††	Not annualized

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Financial Highlights

(For a share outstanding throughout each period)

	Milestone 2020 Investor M Shares
	For the Period January 1, 2014 to June 30, 2014 (Unaudited)		For the Year Ended December 31,
			2013	2012	2011	2010	2009
Net Asset Value, beginning of period	$12.33		$10.94	$10.10	$10.34	$9.43	$7.83
Income from investment operations:
Net investment income	0.02		0.11 ^	0.21	0.18	0.14	0.16
Net realized and unrealized gain (loss)	0.55		1.73	0.92	(0.20)	0.92	1.68

Total from investment operations	0.57		1.84	1.13	(0.02)	1.06	1.84

Less distributions:
Net investment income	—		(0.16)	(0.20)	(0.18)	(0.14)	(0.16)
Realized gains	—		(0.29)	(0.09)	(0.04)	(0.01)	(0.08)

Total distributions	—		(0.45)	(0.29)	(0.22)	(0.15)	(0.24)

Net Asset Value, end of period	$12.90		$12.33	$10.94	$10.10	$10.34	$9.43

Total return	4.62	%††	16.83%	11.25%	(0.26)%	11.27%	23.43%
Ratios to Average Net Assets:
Expenses before reimbursements/waivers	0.39	%†	0.25%	0.13%	0.13%	0.15%	0.18%
Expenses net of reimbursements/waivers, if any	0.39	%†	0.25%	0.13%	0.13%	0.15%	0.17%
Net investment income before reimbursements/waivers	0.31	%†	0.92%	1.81%	1.73%	1.93%	2.16%
Net investment income net of reimbursements/waivers, if any	0.31	%†	0.92%	1.81%	1.73%	1.93%	2.17%
Supplemental Data:
Net assets, end of period (000)	$113,027		$101,059	$470,664	$386,327	$344,033	$186,148
Portfolio turnover	18	%††	9%	7%	16%	10%	7%

	Milestone 2020 TM Shares
	For the Period January 1, 2014 to June 30, 2014 (Unaudited)		For the Period from March 1, 2013* to December 31, 2013
Net Asset Value, beginning of period	$12.33		$11.33
Income from investment operations:
Net investment income	0.03		0.18 ^
Net realized and unrealized gain	0.56		1.29

Total from investment operations	0.59		1.47

Less distributions:
Net investment income	—		(0.18)
Realized gains	—		(0.29)

Total distributions	—		(0.47)

Net Asset Value, end of period	$12.92		$12.33

Total return	4.79	%††	13.02%††
Ratios to Average Net Assets:
Expenses	0.14	%†	0.13%†
Net investment income	0.56	%†	1.83%†
Supplemental Data:
Net assets, end of period (000)	$606,260		$548,048
Portfolio turnover	18	%††	9%††

^	Calculated based upon average shares outstanding.
*	Commencement of operations
†	Annualized
††	Not annualized

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Financial Highlights

(For a share outstanding throughout each period)

	Milestone 2025 Investor M Shares
	For the Period January 1, 2014 to June 30, 2014 (Unaudited)		For the Year Ended December 31,
			2013	2012	2011	2010	2009
Net Asset Value, beginning of period	$12.61		$10.90	$9.97	$10.27	$9.28	$7.58
Income from investment operations:
Net investment income	0.01		0.11 ^	0.20	0.17	0.13	0.14
Net realized and unrealized gain (loss)	0.62		2.03	1.02	(0.26)	1.00	1.78

Total from investment operations	0.63		2.14	1.22	(0.09)	1.13	1.92

Less distributions:
Net investment income	—		(0.16)	(0.20)	(0.17)	(0.12)	(0.14)
Realized gains	—		(0.27)	(0.09)	(0.04)	(0.02)	(0.08)

Total distributions	—		(0.43)	(0.29)	(0.21)	(0.14)	(0.22)

Net Asset Value, end of period	$13.24		$12.61	$10.90	$9.97	$10.27	$9.28

Total return	5.00	%††	19.67%	12.24%	(0.85)%	12.25%	25.40%
Ratios to Average Net Assets:
Expenses before reimbursements/waivers	0.39	%†	0.26%	0.14%	0.14%	0.16%	0.19%
Expenses net of reimbursements/waivers, if any	0.39	%†	0.26%	0.14%	0.14%	0.16%	0.18%
Net investment income before reimbursements/waivers	0.20	%†	0.97%	1.85%	1.71%	1.77%	2.03%
Net investment income net of reimbursements/waivers, if any	0.20	%†	0.97%	1.85%	1.71%	1.77%	2.04%
Supplemental Data:
Net assets, end of period (000)	$97,558		$86,764	$383,446	$301,275	$267,155	$146,397
Portfolio turnover	15	%††	8%	5%	15%	7%	5%

	Milestone 2025 TM Shares
	For the Period January 1, 2014 to June 30, 2014 (Unaudited)		For the Period from March 1, 2013* to December 31, 2013
Net Asset Value, beginning of period	$12.62		$11.35
Income from investment operations:
Net investment income	0.03		0.19 ^
Net realized and unrealized gain	0.61		1.54

Total from investment operations	0.64		1.73

Less distributions:
Net investment income	—		(0.19)
Realized gains	—		(0.27)

Total distributions	—		(0.46)

Net Asset Value, end of period	$13.26		$12.62

Total return	5.07	%††	15.23%††
Ratios to Average Net Assets:
Expenses	0.14	%†	0.13%†
Net investment income	0.45	%†	1.91%†
Supplemental Data:
Net assets, end of period (000)	$506,341		$454,269
Portfolio turnover	15	%††	8%††

^	Calculated based upon average shares outstanding.
*	Commencement of operations
†	Annualized
††	Not annualized

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Financial Highlights

(For a share outstanding throughout each period)

	Milestone 2030 Investor M Shares
	For the Period January 1, 2014 to June 30, 2014 (Unaudited)		For the Year Ended December 31,
			2013	2012	2011	2010	2009
Net Asset Value, beginning of period	$13.02		$11.03	$10.00	$10.34	$9.26	$7.45
Income from investment operations:
Net investment income	0.00	#	0.11 ^	0.20	0.17	0.12	0.13
Net realized and unrealized gain (loss)	0.69		2.35	1.13	(0.32)	1.09	1.90

Total from investment operations	0.69		2.46	1.33	(0.15)	1.21	2.03

Less distributions:
Net investment income	—		(0.16)	(0.20)	(0.17)	(0.12)	(0.13)
Realized gains	—		(0.31)	(0.10)	(0.02)	(0.01)	(0.09)

Total distributions	—		(0.47)	(0.30)	(0.19)	(0.13)	(0.22)

Net Asset Value, end of period	$13.71		$13.02	$11.03	$10.00	$10.34	$9.26

Total return	5.30	%††	22.33%	13.28%	(1.46)%	13.11%	27.33%
Ratios to Average Net Assets:
Expenses before reimbursements/waivers	0.39	%†	0.27%	0.14%	0.15%	0.16%	0.20%
Expenses net of reimbursements/waivers, if any	0.39	%†	0.27%	0.14%	0.15%	0.16%	0.19%
Net investment income before reimbursements/waivers	0.07	%†	0.95%	1.81%	1.65%	1.53%	1.89%
Net investment income net of reimbursements/waivers, if any	0.07	%†	0.95%	1.81%	1.65%	1.53%	1.90%
Supplemental Data:
Net assets, end of period (000)	$87,681		$78,295	$305,077	$236,452	$211,155	$121,219
Portfolio turnover	17	%††	8%	5%	14%	7%	4%

	Milestone 2030 TM Shares
	For the Period January 1, 2014 to June 30, 2014 (Unaudited)		For the Period from March 1, 2013* to December 31, 2013
Net Asset Value, beginning of period	$13.03		$11.54
Income from investment operations:
Net investment income	0.02		0.20 ^
Net realized and unrealized gain	0.68		1.79

Total from investment operations	0.70		1.99

Less distributions:
Net investment income	—		(0.19)
Realized gains	—		(0.31)

Total distributions	—		(0.50)

Net Asset Value, end of period	$13.73		$13.03

Total return	5.37	%††	17.22%††
Ratios to Average Net Assets:
Expenses	0.14	%†	0.14%†
Net investment income	0.32	%†	1.88%†
Supplemental Data:
Net assets, end of period (000)	$408,050		$361,005
Portfolio turnover	17	%††	8%††

#	Rounds to less than $0.01
^	Calculated based upon average shares outstanding.
*	Commencement of operations
†	Annualized
††	Not annualized

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Financial Highlights

(For a share outstanding throughout each period)

	Milestone 2035 Investor M Shares
	For the Period January 1, 2014 to June 30, 2014 (Unaudited)		For the Year Ended December 31,
			2013	2012	2011	2010	2009
Net Asset Value, beginning of period	$13.22		$10.99	$9.86	$10.28	$9.10	$7.21
Income from investment operations:
Net investment income	0.00	#	0.11 ^	0.20	0.16	0.10	0.13
Net realized and unrealized gain (loss)	0.73		2.64	1.23	(0.39)	1.20	1.98

Total from investment operations	0.73		2.75	1.43	(0.23)	1.30	2.11

Less distributions:
Net investment income	—		(0.16)	(0.20)	(0.16)	(0.10)	(0.13)
Realized gains	—		(0.36)	(0.10)	(0.03)	(0.02)	(0.09)

Total distributions	—		(0.52)	(0.30)	(0.19)	(0.12)	(0.22)

Net Asset Value, end of period	$13.95		$13.22	$10.99	$9.86	$10.28	$9.10

Total return	5.52	%††	25.02%	14.47%	(2.24)%	14.33%	29.22%
Ratios to Average Net Assets:
Expenses before reimbursements/waivers	0.39	%†	0.29%	0.15%	0.17%	0.19%	0.25%
Expenses net of reimbursements/waivers, if any	0.39	%†	0.29%	0.15%	0.17%	0.19%	0.22%
Net investment income (loss) before reimbursements/waivers	(0.08	)%†	0.90%	1.78%	1.62%	1.35%	1.92%
Net investment income (loss) net of reimbursements/waivers, if any	(0.08	)%†	0.90%	1.78%	1.62%	1.35%	1.95%
Supplemental Data:
Net assets, end of period (000)	$66,143		$58,607	$202,649	$150,472	$133,121	$76,875
Portfolio turnover	18	%††	8%	5%	13%	7%	4%

	Milestone 2035 TM Shares
	For the Period January 1, 2014 to June 30, 2014 (Unaudited)		For the Period from March 1, 2013* to December 31, 2013
Net Asset Value, beginning of period	$13.22		$11.55
Income from investment operations:
Net investment income	0.01		0.20 ^
Net realized and unrealized gain	0.74		2.01

Total from investment operations	0.75		2.21

Less distributions:
Net investment income	—		(0.18)
Realized gains	—		(0.36)

Total distributions	—		(0.54)

Net Asset Value, end of period	$13.97		$13.22

Total return	5.67	%††	19.17%††
Ratios to Average Net Assets:
Expenses	0.14	%†	0.14%†
Net investment income	0.18	%†	1.85%†
Supplemental Data:
Net assets, end of period (000)	$279,363		$244,635
Portfolio turnover	18	%††	8%††

#	Rounds to less than $0.01
^	Calculated based upon average shares outstanding.
*	Commencement of operations
†	Annualized
††	Not annualized

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Financial Highlights

(For a share outstanding throughout each period)

	Milestone 2040 Investor M Shares
	For the Period January 1, 2014 to June 30, 2014 (Unaudited)		For the Year Ended December 31,
			2013	2012	2011	2010	2009
Net Asset Value, beginning of period	$13.50		$11.16	$9.86	$10.30	$9.07	$7.10
Income from investment operations:
Net investment income (loss)	(0.01)		0.10 ^	0.20	0.17	0.10	0.13
Net realized and unrealized gain (loss)	0.79		2.93	1.31	(0.44)	1.25	2.05

Total from investment operations	0.78		3.03	1.51	(0.27)	1.35	2.18

Less distributions:
Net investment income	—		(0.16)	(0.19)	(0.17)	(0.10)	(0.13)
Realized gains	—		(0.53)	(0.02)	—	(0.02)	(0.08)

Total distributions	—		(0.69)	(0.21)	(0.17)	(0.12)	(0.21)

Net Asset Value, end of period	$14.28		$13.50	$11.16	$9.86	$10.30	$9.07

Total return	5.78	%††	27.12%	15.33%	(2.61)%	14.91%	30.70%
Ratios to Average Net Assets:
Expenses before reimbursements/waivers	0.39	%†	0.28%	0.16%	0.17%	0.18%	0.23%
Expenses net of reimbursements/waivers, if any	0.39	%†	0.28%	0.16%	0.17%	0.18%	0.21%
Net investment income (loss) before reimbursements/waivers	(0.18	)%†	0.82%	1.77%	1.67%	1.20%	2.05%
Net investment income (loss) net of reimbursements/waivers, if any	(0.18	)%†	0.82%	1.77%	1.67%	1.20%	2.06%
Supplemental Data:
Net assets, end of period (000)	$62,269		$53,970	$197,376	$146,032	$132,306	$91,348
Portfolio turnover	20	%††	8%	4%	14%	21%	4%

	Milestone 2040 TM Shares
	For the Period January 1, 2014 to June 30, 2014 (Unaudited)		For the Period from March 1, 2013* to December 31, 2013
Net Asset Value, beginning of period	$13.50		$11.77
Income from investment operations:
Net investment income	0.00	#	0.20 ^
Net realized and unrealized gain	0.80		2.24

Total from investment operations	0.80		2.44

Less distributions:
Net investment income	—		(0.18)
Realized gains	—		(0.53)

Total distributions	—		(0.71)

Net Asset Value, end of period	$14.30		$13.50

Total return	5.93	%††	20.74%††
Ratios to Average Net Assets:
Expenses	0.14	%†	0.14%†
Net investment income	0.07	%†	1.80%†
Supplemental Data:
Net assets, end of period (000)	$273,417		$240,813
Portfolio turnover	20	%††	8%††

^	Calculated based upon average shares outstanding.
*	Commencement of operations
#	Rounds to less than $0.01
†	Annualized
††	Not annualized

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Financial Highlights

(For a share outstanding throughout each period)

	Milestone 2045 Investor M Shares
	For the Period January 1, 2014 to June 30, 2014 (Unaudited)		For the Year Ended December 31,			For the Period from January 4, 2010* to December 31, 2010
			2013	2012	2011
Net Asset Value, beginning of period	$14.52		$11.99	$10.71	$11.33	$10.00
Income from investment operations:
Net investment income (loss)	(0.02)		0.13 ^	0.22	0.17	0.10
Net realized and unrealized gain (loss)	0.88		3.19	1.43	(0.49)	1.36

Total from investment operations	0.86		3.32	1.65	(0.32)	1.46

Less distributions:
Net investment income	—		(0.21)	(0.22)	(0.17)	(0.10)
Realized gains	—		(0.58)	(0.15)	(0.13)	(0.03)

Total distributions	—		(0.79)	(0.37)	(0.30)	(0.13)

Net Asset Value, end of period	$15.38		$14.52	$11.99	$10.71	$11.33

Total return	5.92	%††	27.69%	15.49%	(2.81)%	14.62	%††
Ratios to Average Net Assets:
Expenses before reimbursements/waivers	0.44	%†	0.39%	0.25%	0.36%	0.87	%†
Expenses net of reimbursements/waivers, if any	0.44	%†	0.39%	0.25%	0.35%	0.34	%†
Net investment income (loss) before reimbursements/waivers	(0.25	)%†	0.95%	1.91%	1.68%	1.67	%†
Net investment income (loss) net of reimbursements/waivers, if any	(0.25	)%†	0.95%	1.91%	1.69%	2.19	%†
Supplemental Data:
Net assets, end of period (000)	$29,358		$24,388	$53,824	$33,434	$22,363
Portfolio turnover	24	%††	9%	18%	14%	8	%††

	Milestone 2045 TM Shares
	For the Period January 1, 2014 to June 30, 2014 (Unaudited)		For the Period from March 1, 2013* to December 31, 2013

Net Asset Value, beginning of period	$14.53		$12.66
Income from investment operations:
Net investment income	0.00	#	0.22 ^
Net realized and unrealized gain	0.88		2.47

Total from investment operations	0.88		2.69

Less distributions:
Net investment income	—		(0.24)
Realized gains	—		(0.58)

Total distributions	—		(0.82)

Net Asset Value, end of period	$15.41		$14.53

Total return	6.06	%††	21.21%††
Ratios to Average Net Assets:
Expenses	0.19	%†	0.21%†
Net investment income	0.00	%**†	1.87%†
Supplemental Data:
Net assets, end of period (000)	$90,684		$73,807
Portfolio turnover	24	%††	9%††

^	Calculated based upon average shares outstanding.
*	Commencement of operations
#	Rounds to less than $0.01
**	Rounds to less than 0.01%
†	Annualized
††	Not annualized

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Financial Highlights

(For a share outstanding throughout each period)

	Milestone 2050 Investor M Shares
	For the Period January 1, 2014 to June 30, 2014 (Unaudited)		For the Year Ended December 31, 2013	For the Period from September 10, 2012* to December 31, 2012
Net Asset Value, beginning of period	$12.74		$10.25	$10.00
Income from investment operations:
Net investment income (loss)	(0.02)		0.13 ^	0.02
Net realized and unrealized gain	0.76		2.66	0.25

Total from investment operations	0.74		2.79	0.27

Less distributions:
Net investment income	—		(0.12)	(0.02)
Realized gains	—		(0.18)	—

Total distributions	—		(0.30)	(0.02)

Net Asset Value, end of period	$13.48		$12.74	$10.25

Total return	5.81	%††	27.24%	2.66	%††
Ratios to Average Net Assets:
Expenses before reimbursements/waivers	0.69	%†	1.05%	9.98	%†
Expenses net of reimbursements/waivers, if any	0.57	%†	0.56%	0.36	%†
Net investment income (loss) before reimbursements/waivers	(0.49	)%†	0.65%	(6.43	)%†
Net investment income (loss) net of reimbursements/waivers, if any	(0.38	)%†	1.14%	3.19	%†
Supplemental Data:
Net assets, end of period (000)	$9,069		$6,848	$6,769
Portfolio turnover	27	%††	24%	1	%††

	Milestone 2050 TM Shares
	For the Period January 1, 2014 to June 30, 2014 (Unaudited)		For the Period from March 1, 2013* to December 31, 2013
Net Asset Value, beginning of period	$12.74		$10.83
Income from investment operations:
Net investment income (loss)	(0.01)		0.24 ^
Net realized and unrealized gain	0.78		1.99

Total from investment operations	0.77		2.23

Less distributions:
Net investment income	—		(0.14)
Realized gains	—		(0.18)

Total distributions	—		(0.32)

Net Asset Value, end of period	$13.51		$12.74

Total return	6.04	%††	20.61%††
Ratios to Average Net Assets:
Expenses before reimbursements/waivers	0.44	%†	0.78%†
Expenses net of reimbursements/waivers, if any	0.32	%†	0.37%†
Net investment income (loss) before reimbursements/waivers	(0.24	)%†	1.95%†
Net investment income (loss) net of reimbursements/waivers, if any	(0.12	)%†	2.36%†
Supplemental Data:
Net assets, end of period (000)	$23,791		$15,442
Portfolio turnover	27	%††	24%††

*	Commencement of operations
^	Calculated based upon average shares outstanding.
†	Annualized
††	Not annualized

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1.	Organization

The Vantagepoint Funds (the “Company”) was organized as a Delaware statutory trust on July 28, 1998 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company consisted of the following series on June 30, 2014:

The “Actively Managed Funds”:	The “Index Funds”:
Low Duration Bond Fund	Core Bond Index Fund
Inflation Focused Fund	500 Stock Index Fund
High Yield Fund	Broad Market Index Fund
Equity Income Fund	Mid/Small Company Index Fund
Growth & Income Fund	Overseas Equity Index Fund
Growth Fund
Select Value Fund
Aggressive Opportunities Fund
Discovery Fund
International Fund
Diversifying Strategies Fund

The “Milestone Funds”:	The “Model Portfolio Funds”:
Milestone Retirement Income Fund	Model Portfolio Conservative Growth Fund
Milestone 2010 Fund	Model Portfolio Traditional Growth Fund
Milestone 2015 Fund	Model Portfolio Long-Term Growth Fund
Milestone 2020 Fund	Model Portfolio All-Equity Growth Fund
Milestone 2025 Fund
Milestone 2030 Fund
Milestone 2035 Fund
Milestone 2040 Fund
Milestone 2045 Fund
Milestone 2050 Fund

The Actively Managed Funds (other than the Diversifying Strategies Fund and High Yield Fund) each offer two classes of shares: Investor Shares and T Shares. The Diversifying Strategies Fund and High Yield Fund (which commenced operations on May 1, 2014) each offer only one class of shares: T Shares. The Index Funds each offer three classes of shares: Class I Shares, Class II Shares, and T Shares. Lastly, the Model Portfolio Funds and Milestone Funds each offer two classes of shares: Investor M Shares and TM Shares.

The Model Portfolio Funds Structure

The Model Portfolio Funds invest in a combination of other Vantagepoint Funds and one or more third party exchange-traded funds (“ETFs,” and, together with other Vantagepoint Funds, “underlying funds”). Subject to the supervision of the Company’s Board of Directors (“Board”), VIA may make changes to the underlying fund allocations for the Model Portfolios based on its periodic analysis to identify the allocation of assets among the different underlying fund allocations for the Model Portfolio Funds that it believes is appropriate for each Model Portfolio Fund. Each Model Portfolio Fund has a different degree of potential risk and reward and is diversified among various underlying funds in differing allocations. The underlying funds of each Model Portfolio Fund and the target investment allocation to each underlying fund as of June 30, 2014 were as follows:

	Conservative Growth	Traditional Growth	Long- Term Growth	All-Equity Growth
Fixed Income—%
Low Duration Bond	27.55%	9.70%	0.00%	0.00%
Core Bond Index	16.30%	16.05%	12.00%	0.00%
Inflation Focused	7.50%	3.40%	0.00%	0.00%
High Yield	9.65%	4.85%	3.00%	0.00%

Total Fixed Income—%	61.00%	34.00%	15.00%	0.00%

THE VANTAGEPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (Continued)

	Conservative Growth	Traditional Growth	Long- Term Growth	All-Equity Growth
Equity—%
Equity Income	7.30%	11.00%	14.70%	23.00%
Growth & Income	5.25%	11.25%	14.55%	17.25%
Growth	4.80%	8.90%	10.95%	14.00%
Select Value	2.55%	4.50%	6.85%	10.25%
Aggressive Opportunities	1.40%	3.05%	5.00%	9.25%
Discovery	1.40%	2.60%	3.70%	6.25%
International	6.35%	11.05%	14.15%	17.00%
Third Party Emerging Markets ETF	0.95%	1.65%	2.10%	3.00%

Total Equity—%	30.00%	54.00%	72.00%	100.00%

Multi-Strategy—%
Diversifying Strategies	9.00%	12.00%	13.00%	0.00%

Total Multi-Strategy—%	9.00%	12.00%	13.00%	0.00%

Total—%	100.00%	100.00%	100.00%	100.00%

The Model Portfolio Funds invest in the T Shares of the underlying Vantagepoint Funds.

The Milestone Funds Structure

The Milestone Funds invest in the underlying funds as defined above. Subject to the supervision of the Board, VIA may make changes to the underlying fund allocations for the Milestone Funds based on its periodic analysis to identify the allocation of assets among the different underlying funds that it believes is appropriate for each Milestone Fund. Each Milestone Fund invests in a combination of underlying funds that is believed to be appropriate for investors who expect to begin making gradual withdrawals from the Milestone Fund, typically at or after retirement, in or around the year stated in the Milestone Fund’s name, except for the Milestone Retirement Income Fund. VIA adjusts the asset allocation of each “dated” Milestone Fund to become more conservative over time until the Milestone Fund achieves a constant asset allocation approximately ten years after the year designated in its name. The Milestone 2045 and the Milestone 2050 Fund have not yet been adjusted because of their long remaining time horizon. Each Milestone Fund has a different degree of potential risk and reward and is diversified among various underlying funds in differing allocations. The underlying funds of each Milestone Fund and the target investment allocation to each underlying fund as of June 30, 2014, were as follows:

	Milestone Funds
	Retirement Income	2010	2015	2020	2025
Fixed Income—%
Low Duration Bond	26.30%	18.54%	16.16%	10.37%	7.45%
Core Bond Index	20.60%	21.12%	18.84%	18.85%	15.34%
Inflation Focused	10.50%	9.47%	6.24%	3.98%	1.49%
High Yield	5.60%	5.53%	4.65%	4.24%	4.17%

Total Fixed Income—%	63.00%	54.66%	45.89%	37.44%	28.45%

Equity—%
Equity Income	7.35%	8.63%	10.10%	12.27%	14.63%
Growth & Income	7.35%	7.01%	7.67%	9.36%	10.16%
Growth	2.75%	5.31%	6.41%	7.34%	8.74%
Select Value	0.35%	0.27%	0.50%	0.60%	0.67%
Mid/Small Company Index	3.90%	4.81%	5.23%	6.32%	7.03%

THE VANTAGEPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (Continued)

	Milestone Funds
	Retirement Income	2010	2015	2020	2025
Aggressive Opportunities	0.35%	0.27%	0.50%	0.60%	0.67%
Discovery	0.35%	0.27%	0.50%	0.60%	0.67%
International	6.30%	7.31%	8.87%	10.35%	11.76%
Third Party Emerging Markets ETF	1.30%	1.44%	1.83%	2.12%	2.62%

Total Equity—%	30.00%	35.32%	41.61%	49.56%	56.95%

Multi-Strategy—%
Diversifying Strategies	7.00%	10.02%	12.50%	13.00%	14.60%

Total Multi-Strategy—%	7.00%	10.02%	12.50%	13.00%	14.60%

Total—%	100.00%	100.00%	100.00%	100.00%	100.00%

	Milestone Funds
	2030	2035	2040	2045	2050
Fixed Income—%
Low Duration Bond	2.94%	0.38%	0.00%	0.00%	0.00%
Core Bond Index	13.16%	8.70%	2.97%	0.00%	0.00%
Inflation Focused	0.58%	0.10%	0.00%	0.00%	0.00%
High Yield	3.23%	1.99%	1.15%	1.00%	1.00%

Total Fixed Income—%	19.91%	11.17%	4.12%	1.00%	1.00%

Equity—%
Equity Income	16.63%	19.56%	22.44%	24.00%	24.00%
Growth & Income	10.46%	11.94%	12.45%	11.45%	11.45%
Growth	10.68%	11.46%	12.40%	13.90%	13.90%
Select	0.79%	0.89%	0.97%	1.00%	1.00%
Mid/Small Company Index	8.30%	9.32%	10.16%	10.45%	10.45%
Aggressive Opportunities	0.79%	0.89%	0.97%	1.00%	1.00%
Discovery	0.79%	0.89%	0.97%	1.00%	1.00%
International	13.69%	15.57%	16.99%	17.45%	17.45%
Third Party Emerging Markets ETF	2.96%	3.31%	3.53%	3.75%	3.75%

Total Equity—%	65.09%	73.83%	80.88%	84.00%	84.00%

Multi-Strategy—%
Diversifying Strategies	15.00%	15.00%	15.00%	15.00%	15.00%

Total Multi-Strategy—%	15.00%	15.00%	15.00%	15.00%	15.00%

Total—%	100.00%	100.00%	100.00%	100.00%	100.00%

The Milestone Funds invest in the T Shares of the underlying Vantagepoint Funds.

Since the Model Portfolio Funds and Milestone Funds invested entirely in underlying funds during the six month period ended June 30, 2014 period, investment earnings for this period are composed of:

1.	ordinary and capital gain dividends from the underlying funds,

2.	unrealized appreciation/depreciation on investments in the underlying funds, and

3.	realized gain/loss from sales of the shares of the underlying funds triggered by net outflows associated with normal capital stock activity and rebalancing of the Model Portfolio Funds and Milestone Funds.

THE VANTAGEPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (Continued)

Subadviser Changes from January 1, 2014 to June 30, 2014

At a meeting held on June 20, 2014, VIA recommended, and the Board approved, the appointment of Western Asset Management Company as a subadviser to the High Yield Fund. This change was effective on August 1, 2014.

2.	Significant Accounting Policies

The Company’s significant accounting policies are consistently applied in the preparation of its financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”). Management makes estimates and assumptions in the preparation of financial statements that affect the reported amounts of assets and liabilities, including the disclosure of contingent assets and liabilities at the date of the financial statements as well as changes in net assets resulting from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

Fair Value Measurements

The Board has established procedures for valuing portfolio securities and other assets (the “Valuation Procedures”). Pursuant to the Valuation Procedures, if market quotations are not readily available (or otherwise reliable) for a particular security or other asset, a fund must use the fair value of the asset, as determined in good faith by the Board (or its appointee). The Valuation Procedures include guidelines for making fair value determinations (the “Guidelines”). The Board has appointed a pricing committee (the “Pricing Committee”) for the purpose of implementing the Guidelines. The Pricing Committee includes representatives from VIA and officers of the Company. When applicable under the Valuation Procedures, the Pricing Committee is authorized to make all necessary determinations of the fair value of portfolio securities and other assets for which market quotations are not readily available (or otherwise reliable), based on the Guidelines, and reports such determinations to the Board.

The types of securities or other assets for which such fair value pricing may be necessary include, but are not limited to: certain foreign securities, securities of an issuer that has entered into a restructuring; securities whose trading has been halted or suspended; fixed income securities for which there is no current market value quotation; and securities that are restricted as to transfer or resale; and certain derivatives. The need to fair value a fund’s portfolio securities or other assets may also result from low trading volume in foreign markets or thinly traded domestic securities, such as certain small cap securities. Securities or other assets may also be priced using fair value pricing methods when their closing prices do not reflect their market values at the time a fund calculates its NAV because an event that will affect their value has occurred since the closing prices were established on the relevant domestic or foreign exchange or market but before the fund’s NAV calculation.

In making a fair value determination for a given security or asset, the Pricing Committee considers one or more of the following factors regarding the security or other asset, as appropriate: fundamental analytical data relating to the investment in the security; nature and duration of any restriction on the disposition of the security; evaluation of the forces that influence the market in which the security is purchased and sold; type of security or asset; financial statements of issuer; cost at date of purchase; size of holding; discount from market value of unrestricted securities of the same class at the time of purchase; special reports prepared by analysts; information as to any transactions or offers with respect to the security or asset; existence of merger proposals or tender offers affecting the security or asset; price and extent of public trading in similar securities or other instruments of the issuer or comparable companies and other relevant matters; most recent closing market prices; existence of shelf registration for restricted securities; existence of any undertaking to register the security; other acceptable methods of valuing securities or other assets based on: (a) earnings multiples; (b) a discount from market of a similar freely traded security or other instrument; (c) yield to maturity with respect to debt issues; or (d) a combination of these methods; the value of other financial instruments, including derivative securities, traded on other markets or among dealers; trading volumes on markets, exchanges, or among dealers; values of baskets of securities or other instruments traded on other markets, exchanges, or among dealers; changes in interest rates; observations from financial institutions; government (domestic or foreign) actions or pronouncements; other news events and factors; with respect to securities or other instruments traded on foreign markets: (a) the value of foreign securities traded on other foreign markets; (b) ADR trading; (c) closed- end fund trading; (d) foreign currency exchange activity; and (e) the trading prices of financial products that are tied to baskets

THE VANTAGEPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (Continued)

of foreign securities or other assets; with respect to an emergency or other unusual situation, an evaluation of (a) the nature and duration of the event; (b) the forces influencing the operation of the financial markets; (c) the factors relating to the event that precipitated the problem; (d) whether the event is likely to recur; (e) whether the effects of the event are isolated or whether they affect entire markets, countries, or regions; quotations obtained from one or more broker-dealers of the prices at which they would be willing to buy the security or other asset; and Black-Scholes model for valuing rights, warrants and financial contracts (and similarly structured instruments).

The Pricing Committee reviews its previous fair value determinations on a monthly basis or more frequently as necessary. Fair value processes and controls, and fair value determinations, are subject to review by the Chief Compliance Officer of the Company and by the Board.

Valuing securities or other assets at fair value involves greater reliance on judgment than valuing securities that have readily available (and otherwise reliable) market quotations. There can be no assurance that the fund could obtain the fair value assigned to a security or instrument if it were to sell the security or other asset at approximately the time at which the fund determines its NAV per share. As a result, the fund’s sale or redemption of its shares at NAV, at a time when a holding or holdings are valued at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders.

The Company adopted FASB ASC 820, Fair Value Measurements and Disclosures, effective January 1, 2008. In accordance with ASC 820, fair value is defined as the price that the fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. ASC 820 established a three-tier hierarchy, which maximizes the use of observable market data and minimizes the use of unobservable inputs to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1	—	quoted prices in active markets for identical investments

Level 2	—	other significant observable inputs (including quoted prices for similar investments in active markets, interest rates and yield curves, prepayment speeds, credit risks, etc.)

Level 3	—	significant unobservable inputs (including the fund’s own assumptions about the assumptions that market participants would use in determining the fair value of investments)

The significant unobservable inputs used in the fair value measurement of the fund’s investments include the probability of default, loss severity in the event of default, increases in market interest rates, downgrades to the issuer’s credit rating, potential for insolvency, government actions or pronouncements, and other financial and non-financial news. Significant changes in any of those inputs in isolation would result in a significantly lower or higher fair value measurement. Generally, a change in the inputs used for fair valuations are accompanied by directionally similar changes in the assumption used for fair valuation determinations.

Investment Policy and Security Valuation

All equity securities that are traded on a national securities exchange (other than NASDAQ Global/Global Select and Capital Market securities traded primarily on the Nasdaq Stock Market, Inc. exchange (“NASDAQ”)) held by each fund normally will be valued at the last reported sale price or official close price (if available) on the exchange on which the security is primarily traded, and are categorized as Level 1 in the fair value hierarchy. If, on a particular day, an exchange-traded security does not trade on its primary exchange, then the price normally will be the mean between the closing bid and closing offer reported to the primary exchange and made available to quotation vendors or

THE VANTAGEPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (Continued)

disseminated through an automated quotation system, or obtained by a pricing service from other quotation sources believed to be reliable and is generally categorized as Level 2 in the fair value hierarchy. NASDAQ Global/Global Select and Capital Market securities traded primarily on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on any given day, no NOCP is available, the price of such securities normally will be the mean between the closing bid and closing offer reported on NASDAQ prior to the calculation of the net asset value (“NAV”) of a fund and are generally categorized as Level 1 in the fair value hierarchy. All equity securities not traded on a national securities exchange (“OTC Equities”) normally will be priced at the last reported sale price in the over-the-counter market and are generally categorized as Level 1 in the fair value hierarchy. If an OTC Equity does not trade in an over-the-counter market on a particular day, then the price normally will be the mean between the closing bid and closing offer obtained from a quotation service or other source believed to be reliable and is generally categorized as Level 1 in the fair value hierarchy. Short-term debt instruments, such as commercial paper, bankers’ acceptances, and U.S. Treasury Bills, with a remaining maturity of less than 60 days may be valued at amortized cost and are generally categorized as Level 2 in the fair value hierarchy. Prices for debt instruments and floating rate loans normally will be obtained from a pricing service. In determining prices, the pricing service may employ methodologies designed to identify the market value of debt instruments, which may include reference to actual market transactions, broker-dealer supplied quotations or valuations, matrix pricing, or other valuation techniques. These techniques generally consider such factors as securities’ prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations and are generally categorized as Level 2 in the fair value hierarchy. In the event a pricing service is unable to provide a price for a particular security, the security may be priced based on the average of two or more independent broker-dealer quotations and is generally categorized as Level 2 or Level 3 in the fair value hierarchy. Any security for which market value as described above is not readily available is valued at fair value as determined in good faith in accordance with the Guidelines and is generally categorized as Level 2 or Level 3 in the fair value hierarchy depending on the observability of market inputs. Except for certain foreign equity securities described later in this note, foreign exchange traded securities are valued in the same manner as domestic exchange traded equity securities and are generally categorized as Level 1 in the fair value hierarchy.

Shares of the underlying funds in which the Model Portfolio and Milestone Funds invest are valued by using the underlying funds’ current NAVs for purchase and/or redemption orders that day and are categorized as Level 1 in the hierarchy.

Valuation of Certain Foreign Equity Securities

For foreign equity securities that are primarily traded in markets outside North and South America, the Board has approved the use of a third party fair valuation service. The service uses a multifactor model to calculate a factor that is then applied to adjust the market price for each such security, which are generally categorized as Level 2 in the fair value hierarchy. Additionally, the Board has approved the use of the fair value prices provided by this service on a daily basis without a market trigger or confidence interval filter for all foreign equity securities held by the funds that are primarily traded in markets outside North and South America which are generally categorized as Level 2 in the fair value hierarchy. In the event prices for such foreign securities are not available through the service or another fair value pricing service approved by the Board, the securities may be priced at the average of two or more independent broker-dealer quotations or at the fair value of the security in accordance with the Company’s Valuation Procedures and are generally categorized as Level 2 or Level 3 in the fair value hierarchy.

The valuation techniques used by the funds to measure fair value during the six month period ended June 30, 2014 maximized the use of observable inputs and minimized the use of unobservable inputs. The funds utilized fair value techniques such as a multi dimensional relational pricing model and option adjusted spread pricing to estimate prices that would have prevailed in a liquid market given information available at the time of evaluation.

THE VANTAGEPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (Continued)

The following is a summary of the inputs used as of June 30, 2014, in valuing each fund’s investments carried at value:

Investment Type	Level 1	Level 2	Level 3	Total
Low Duration Bond Fund
Investments in Securities:
Corporate Obligations	$—	$391,067,048	$—	$391,067,048
Floating Rate Loans	—	5,113,920	—	5,113,920
Mortgage-Backed Securities	—	35,716,511	—	35,716,511
U.S. Treasury Obligations	—	174,346,325	—	174,346,325
Government Related Obligations	—	25,507,911	—	25,507,911
Asset-Backed Securities	—	111,024,620	—	111,024,620
Money Market Funds	41,587,100	—	—	41,587,100

Total Investments in Securities	$41,587,100	$742,776,335	$—	$784,363,435

Derivative Instruments:
Liabilities:
Futures	(47,393)	—	—	(47,393)
Forward Currency Contracts	—	(26,243)	—	(26,243)

Total Liabilities	$(47,393)	$(26,243)	$—	$(73,636)

Total Derivative Instruments	$(47,393)	$(26,243)	$—	$(73,636)

Inflation Focused Fund
Investments in Securities:
Corporate Obligations	$—	$10,956,351	$—	$10,956,351
Mortgage-Backed Securities	—	2,956,875	—	2,956,875
U.S. Treasury Obligations	—	463,477,165	—	463,477,165
Government Related Obligations	—	14,733,873	—	14,733,873
Asset-Backed Securities	—	2,843,745	—	2,843,745
Certificates of Deposit	—	1,000,062	—	1,000,062
Money Market Funds	28,586,593	—	—	28,586,593

Total Investments in Securities	$28,586,593	$495,968,071	$—	$524,554,664

Derivative Instruments:
Assets:
Futures	65,678	—	—	65,678
Swap Agreements	—	310,673	—	310,673

Total Assets	$65,678	$310,673	$—	$376,351

Liabilities:
Futures	(175,572)	—	—	(175,572)
Swap Agreements	—	(699,564)	—	(699,564)

Total Liabilities	$(175,572)	$(699,564)	$—	$(875,136)

Total Derivative Instruments	$(109,894)	$(388,891)	$—	$(498,785)

THE VANTAGEPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (Continued)

Investment Type	Level 1	Level 2	Level 3	Total
High Yield Fund
Investments in Securities:
Corporate Obligations	$—	$310,238,828	$—	$310,238,828
U.S. Treasury Obligations	—	24,875,975	—	24,875,975
Money Market Funds	48,625,655	—	—	48,625,655

Total Investments in Securities	$48,625,655	$335,114,803	$—	$383,740,458

Derivative Instruments:
Liabilities:
Forward Currency Contracts	—	(47,013)	—	(47,013)

Total Liabilities	$—	$(47,013)	$—	$(47,013)

Total Derivative Instruments	$—	$(47,013)	$—	$(47,013)

Equity Income Fund
Investments in Securities:
Common Stocks	$2,234,698,915	$55,986,916	$—	$2,290,685,831
Money Market Funds	150,385,265	—	—	150,385,265

Total Investments in Securities	$2,385,084,180	$55,986,916	$—	$2,441,071,096

Growth & Income Fund
Investments in Securities:
Common Stocks	$1,521,305,380	$90,272,201	$—	$1,611,577,581
Money Market Funds	90,131,040	—	—	90,131,040

Total Investments in Securities	$1,611,436,420	$90,272,201	$—	$1,701,708,621

Growth Fund
Investments in Securities:
Common Stocks	$2,231,149,138	$—	$—	$2,231,149,138
Money Market Funds	102,782,868	—	—	102,782,868

Total Investments in Securities	$2,333,932,006	$—	$—	$2,333,932,006

Select Value Fund
Investments in Securities:
Common Stocks	$452,798,488	$—	$—	$452,798,488
Money Market Funds	42,201,017	—	—	42,201,017

Total Investments in Securities	$494,999,505	$—	$—	$494,999,505

Aggressive Opportunities Fund
Investments in Securities:
Common Stocks	$1,083,467,893	$12,051,776	$—	$1,095,519,669
Money Market Funds	78,399,955	—	—	78,399,955

Total Investments in Securities	$1,161,867,848	$12,051,776	$—	$1,173,919,624

THE VANTAGEPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (Continued)

Investment Type	Level 1	Level 2	Level 3	Total
Discovery Fund
Investments in Securities:
Common Stocks	$140,142,257	$3,322,815	$—	$143,465,072
Corporate Obligations	—	63,905,500	—	63,905,500
Mortgage-Backed Securities	—	10,129,595	—	10,129,595
U.S. Treasury Obligations	—	50,587,200	—	50,587,200
Government Related Obligations	—	4,860,253	—	4,860,253
Asset-Backed Securities	—	11,428,236	—	11,428,236
Warrants	—	17,291	—	17,291
Money Market Funds	26,024,747	—	—	26,024,747

Total Investments in Securities	$166,167,004	$144,250,890	$—	$310,417,894

Derivative Instruments:
Assets:
Futures	3,470,253	—	—	3,470,253
Forward Currency Contracts	—	10,761	—	10,761

Total Assets	$3,470,253	$10,761	$—	$3,481,014

Liabilities:
Futures	(147)	—	—	(147)
Forward Currency Contracts	—	(10,797)	—	(10,797)

Total Liabilities	$(147)	$(10,797)	$—	$(10,944)

Total Derivative Instruments	$3,470,106	$(36)	$—	$3,470,070

International Fund
Investments in Securities:
Common Stocks	$154,474,123	$1,347,063,425	$—	$1,501,537,548
Preferred Stocks	—	9,162,979	—	9,162,979
Money Market Funds	60,711,194	—	—	60,711,194

Total Investments in Securities	$215,185,317	$1,356,226,404	$—	$1,571,411,721

Derivative Instruments:
Liabilities:
Forward Currency Contracts	—	(15,397)	—	(15,397)

Total Liabilities	$—	$(15,397)	$—	$(15,397)

Total Derivative Instruments	$—	$(15,397)	$—	$(15,397)

THE VANTAGEPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (Continued)

Investment Type	Level 1	Level 2	Level 3	Total
Diversifying Strategies Fund
Investments in Securities:
Common Stocks	$53,447,497	$—	$—	$53,447,497
Convertible Preferred Stocks	4,182,920	15,662,710	—	19,845,630
Corporate Obligations	—	332,745,645	—	332,745,645
Floating Rate Loans	—	4,265,087	—	4,265,087
Mortgage-Backed Securities	—	61,274,999	—	61,274,999
Convertible Debt Obligations	—	388,105,058	—	388,105,058
U.S. Treasury Obligations	—	132,498,464	—	132,498,464
Government Related Obligations	—	9,436,644	—	9,436,644
Asset-Backed Securities	—	51,690,974	—	51,690,974
Money Market Funds	26,168,430	—	—	26,168,430

Total Investments in Securities	$83,798,847	$995,679,581	$—	$1,079,478,428

Derivative Instruments:
Assets:
Futures	7,559,921	—	—	7,559,921

Total Assets	$7,559,921	$—	$—	$7,559,921

Liabilities:
Futures	(30,714)	—	—	(30,714)
Forward Currency Contracts	—	(29,119)	—	(29,119)

Total Liabilities	$(30,714)	$(29,119)	$—	$(59,833)

Total Derivative Instruments	$7,529,207	$(29,119)	$—	$7,500,088

Core Bond Index Fund
Investments in Securities:
Corporate Obligations	$—	$399,392,317	$—	$399,392,317
Mortgage-Backed Securities	—	508,873,504	—	508,873,504
U.S. Treasury Obligations	—	566,601,666	—	566,601,666
Government Related Obligations	—	153,500,718	—	153,500,718
Asset-Backed Securities	—	6,736,068	—	6,736,068
Money Market Funds	221,019,287	—	—	221,019,287

Total Investments in Securities	$221,019,287	$1,635,104,273	$—	$1,856,123,560

500 Stock Index Fund
Investments in Securities:
Common Stocks	$663,136,621	$—	$—	$663,136,621
U.S. Treasury Obligations	—	1,309,960	—	1,309,960
Money Market Funds	33,780,476	—	—	33,780,476

Total Investments in Securities	$696,917,097	$1,309,960	$—	$698,227,057

Derivative Instruments:
Assets:
Futures	162,623	—	—	162,623

Total Assets	$162,623	$—	$—	$162,623

Total Derivative Instruments	$162,623	$—	$—	$162,623

THE VANTAGEPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (Continued)

Investment Type	Level 1	Level 2	Level 3	Total
Broad Market Index Fund
Investments in Securities:
Common Stocks	$827,800,122	$8,349	$—	$827,808,471
U.S. Treasury Obligations	—	659,980	—	659,980
Rights	—	—	—	—
Warrants	—	1,589	—	1,589
Money Market Funds	34,041,164	—	—	34,041,164

Total Investments in Securities	$861,841,286	$669,918	$—	$862,511,204

Derivative Instruments:
Assets:
Futures	118,432	—	—	118,432

Total Assets	$118,432	$—	$—	$118,432

Total Derivative Instruments	$118,432	$—	$—	$118,432

Mid/Small Company Index Fund
Investments in Securities:
Common Stocks	$732,526,408	$25,801	$—	$732,552,209
U.S. Treasury Obligations	—	739,978	—	739,978
Rights	—	—	—	—
Warrants	—	4,867	—	4,867
Money Market Funds	72,140,195	—	—	72,140,195

Total Investments in Securities	$804,666,603	$770,646	$—	$805,437,249

Derivative Instruments:
Assets:
Futures	137,061	—	—	137,061

Total Assets	$137,061	$—	$—	$137,061

Total Derivative Instruments	$137,061	$—	$—	$137,061

Overseas Equity Index Fund
Investments in Securities:
Common Stocks	$—	$316,683,423	$—	$316,683,423
Preferred Stocks	—	2,054,379	—	2,054,379
U.S. Treasury Obligations	—	274,992	—	274,992
Rights	—	17,158	—	17,158
Money Market Funds	17,019,106	—	—	17,019,106

Total Investments in Securities	$17,019,106	$319,029,952	$—	$336,049,058

Derivative Instruments:
Assets:
Futures	21,107	—	—	21,107
Forward Currency Contracts	—	110,124	—	110,124

Total Assets	$21,107	$110,124	$—	$131,231

THE VANTAGEPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (Continued)

Investment Type	Level 1	Level 2	Level 3	Total
Liabilities:
Futures	$(14,517)	$—	$—	$(14,517)
Forward Currency Contracts	—	(32,258)	—	(32,258)

Total Liabilities	$(14,517)	$(32,258)	$—	$(46,775)

Total Derivative Instruments	$6,590	$77,866	$—	$84,456

See Schedule of Investments for identification of securities by industry classification.

As of June 30, 2014 the funds did not hold significant investments in Level 3. During the six month period ended June 30, 2014, the Equity Income Fund, Growth & Income Fund, Aggressive Opportunities Fund, International Fund, Broad Market Index Fund, Mid/Small Company Index Fund and Overseas Equity Index Fund had securities transferred from Level 1 to Level 2 with a total market value of $33,798,142, $71,442,163, $3,890,701, $17,684,846, $235,888, $943,689 and $859,599 or 1.4%, 4.2%, 0.3%, 1.1%, 0.0%, 0.1% and 0.7% of the net assets of each respective fund. There were no transfers within other funds.

When Issued Securities

The funds may purchase securities on a when-issued basis. The purchase price and the interest rate payable, if any, on the securities are fixed on the purchase commitment date or at the time the settlement date is fixed. The value of the securities is subject to market fluctuation beginning on the purchase commitment date. Typically, no income accrues on securities that a fund has committed to purchase prior to the time delivery of the securities is made, although the fund may earn income on securities it has segregated to cover these positions.

To Be Announced (“TBA”) Securities

A TBA is a forward mortgage-backed securities trade. Pass-through securities issued by Freddie Mac, Fannie Mae and Ginnie Mae trade in the TBA market. The term TBA is derived from the fact that the actual mortgage-backed security that will be delivered to fulfill a TBA trade is not designated at the time the trade is made. The securities are “to be announced” 48 hours prior to the established trade settlement date. The fund also relies on the seller to complete the transaction. The seller’s failure to do so may cause a fund to miss a price or yield considered advantageous to the fund, and a fund bears the risk of loss in the event of the default or bankruptcy of the seller.

Foreign Currency

The accounting records of the funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in foreign currencies will be translated (but not actually converted) into U.S. dollars daily at the closing spot rates supplied by the WM/Reuters Intraday Spot exchange rates provided as of 4:00 pm Eastern Time. Purchases and sales of securities, income receipts and expense payments are translated (but not actually converted) into U.S. dollars at the prevailing exchange rates on the respective dates of such transactions. Unrealized gains and losses, not relating to securities, that result from changes in foreign currency exchange rates, have been included in unrealized appreciation/(depreciation) of securities. Net realized foreign currency gains and losses include foreign currency gains and losses resulting from changes in exchange rates between trade date and settlement date on investment securities transactions, gains and losses on foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the funds and the amounts actually received. The portion of foreign currency gains and losses related to fluctuations in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gains/(losses) from security transactions.

Currency symbols utilized throughout the notes to these financial statements are defined as follows:

AUD	— Australian Dollar	JPY	— Japanese Yen
BRL	— Brazilian Real	USD	— U.S. Dollar
EUR	— European Monetary Unit
GBP	— British Pound

THE VANTAGEPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (Continued)

Options (other than Swaptions)

Exchange traded options normally will be priced based on the last reported sale price or official closing price (if available) on the exchange on which the option is primarily traded, as provided by a pricing service. If on a particular day, an option does not trade on its primary exchange, the fund’s custodian will calculate and use the mean between the closing bid and closing offer reported to the exchange and obtained from a pricing service and such options are generally categorized as Level 1 in the hierarchy.

Purchased options on Euro-Bund futures trade on foreign exchanges and are marked to market daily with variation margin payments received or made by the funds daily based on fluctuation in value. There is no premium paid at the time of purchase. These options are generally categorized as Level 1 in the hierarchy.

Non-exchange traded (i.e., over-the-counter) options normally will be priced using an option valuation model, which incorporates relevant parameters (e.g., implied volatility; current value of underlier). Such prices will be provided by a pricing service and these options are generally categorized as Level 2 in the hierarchy.

In the event a pricing service is unable to provide a price for a particular option, the option may be priced based on the average of two or more independent broker-dealer quotations, pursuant to the Valuation Procedures, or at its fair value determined in accordance with the Valuation Procedures and is generally categorized as Level 2 in the hierarchy.

Futures

Futures contracts normally will be priced at their settlement prices established and reported each day on the exchange on which they are traded, as provided by a pricing service and are generally categorized as Level 1 in the hierarchy. In the event a pricing service is unable to provide a price for a particular futures contract, the value of the contract will be priced at its fair value in accordance with the Valuation Procedures and generally such futures are categorized as Level 2 in the hierarchy.

Futures exchange abbreviations utilized throughout the notes to these financial statements are defined as follows:

CBT	— Chicago Board of Trade Exchange	NYF	— New York Futures Exchange
CME	— Chicago Mercantile Exchange	OSE	— Osaka Securities Exchange
EUX	— Eurex Deutschland Exchange	SFE	— Sydney Futures Exchange
LIF	— Liffe Exchange

Forward Currency Contracts

Forward currency contracts normally will be priced using the WM/Reuters Intraday Forwards rates provided as of 4:00 pm Eastern Time. In the event WM/Reuters (or a designated pricing service) is unable to provide a rate for a particular contract, the fair value of the contract will be determined in accordance with the Valuation Procedures and generally such contracts are categorized as Level 2 in the hierarchy.

Interest Rate Swaps and Inflation Swaps

Interest rate and inflation swaps normally will be priced based on the applicable swap valuation model (i.e., interest rate or inflation) which incorporates a snapshot of the relevant swap curve (interest rate curve or inflation rate curve, as applicable). Such prices will be provided by a pricing service. In the event a pricing service is unable to provide a price for a particular swap, the swap will be priced at its fair value in accordance with the Valuation Procedures and generally such swaps are categorized as Level 2 in the hierarchy.

Interest Rate Swaptions

Interest rate swaptions normally will be priced based on a snapshot taken of the relevant swap curve, deriving an implied volatility surface from actual and/or indicative broker-dealer swaption prices, and combining them in a swaption valuation model. Such prices will be provided by a pricing service. In the event a pricing service is unable to provide a price for a particular swaption, the swaption will be priced at its fair value in accordance with the Valuation Procedures and generally such swaptions are categorized as Level 2 in the hierarchy.

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NOTES TO FINANCIAL STATEMENTS (Unaudited) — (Continued)

Total Return Swaps

Total return swaps are normally priced based on a valuation model that incorporates cash flow forecasts for the reference asset and a snapshot of the relevant interest rate swap curve. Such prices will be provided by a pricing service. In the event a pricing service is unable to provide a price for a particular total return swap, the total return swap will be priced at its fair value in accordance with the Valuation Procedures and generally such swaps are categorized as Level 2 in the hierarchy.

Floating Rate Loans

Floating rate loans are debt securities or other interests issued by companies or other entities with floating interest rates that reset periodically. Most floating rate loans are secured by specific collateral of the borrower and are senior to most other securities of the borrower (e.g., common stock or debt instruments) in the event of bankruptcy. Floating rate loans are often issued in connection with recapitalizations, acquisitions, leveraged buyouts, and refinancings. Floating rate loans are typically structured and administered by a financial institution that acts as the agent of the lenders participating in the floating rate loan. Floating rate loans may be acquired from a lender or through the agent as an assignment from another lender who holds a floating rate loan, or as a participation interest in another lender’s portion of the floating rate loan or portion therof. Investments in floating rate loans have risks that are similar to those of fixed income securities. In addition, floating rate loans carry the risk of impairment of collateral. The value of the collateral securing a floating rate loan can decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate. As such, a floating rate loan may not be fully collateralized and can decline significantly in value. Floating rate loans may also carry liquidity risk. Floating rate loans generally are subject to legal or contractual restrictions on resale. Therefore, the liquidity of floating rate loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual floating rate loans. If the credit quality of a floating rate loan suffers a significant decline, the secondary trading market for that same loan may also decline, making it more difficult to sell and to value. Difficulty in selling a floating rate loan can result in a loss.

Security Transactions and Income Recognition

Security transactions are accounted for on the date the securities are purchased or sold (trade date). Dividend income is recognized on the ex-dividend date and interest income is accrued daily. Realized gains or losses are reported on the basis of identified cost of securities delivered. Bond discounts and premiums are amortized for both financial reporting and tax purposes, except for the Core Bond Index Fund, which does not amortize bond premium for tax purposes. Paydown gains and losses are recorded as an adjustment to interest income. Inflation adjustments to the principal amount of inflation-indexed bonds are reflected as interest income.

Dividends and Distributions to Shareholders

Dividends received from mutual fund investments are reflected as dividend income; capital gain distributions are reflected as realized gain/(loss). Dividends from net investment income, if any, are declared and paid monthly to shareholders of the Core Bond Index, Low Duration Bond, and Inflation Focused Funds. For the remaining funds, dividends from net investment income, if any, are declared and paid annually to shareholders. Distributions from net realized capital gains, if any, are generally declared and paid annually to shareholders. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP. These differences are primarily due to differing treatments of income and gains on investment securities, and differing characterizations of distributions being made by each fund.

Certain differences are permanent, and result in reclassifications among paid-in capital, net investment income or realized gains. These may include net operating losses not utilized during the current year, commission adjustments, pay-down gains and losses, bond premium amortization, foreign currency gains and losses, treasury inflation protected securities adjustments, taxable over-distributions or returns of capital, distribution reclassifications, and adjustments relating to income received from, or dispositions of, swaps, securities with special dividends, or any real estate investment trust, passive foreign investment company, publicly traded partnerships, contingent payment debt instruments, and mutual fund company securities. These reclassifications have no effect on net assets or net asset values per share, and they do not affect the net investment income per share calculations presented in the Financial Highlights.

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NOTES TO FINANCIAL STATEMENTS (Unaudited) — (Continued)

Federal Income Taxes

Each fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal tax purposes. Accordingly, each fund intends to make distributions of substantially all of its net investment company taxable income and any net realized capital gains (after reduction for capital loss carry forwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Any taxable income or gains remaining at fiscal year-end are distributed in the following year. Therefore, no provision for federal income or excise taxes was required.

The FASB issued Interpretation ASC 740, “Income Taxes,” (“ASC 740”) which establishes guidelines for recognizing, measuring, and disclosing tax return positions in financial statements. Management has evaluated the Company’s tax positions and determined that the application of ASC 740 had no material impact on the Company’s financial statements. Accordingly, no adjustments for unrecognized tax benefits or related interest or penalties were required as of June 30, 2014. If applicable, the Company recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other Expenses” in the Statement of Operations. The Company is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly increase or decrease in the next twelve months.

The Regulated Investment Company Modernization Act of 2010 (the “Act”) changed various technical rules governing the tax treatment of regulated investment companies, which are generally effective beginning with the Company’s taxable year ending December 31, 2011. Under the Act, the funds are permitted to carry forward capital losses incurred in taxable years beginning after the enactment date indefinitely. However, any losses incurred during post-enactment taxable years are required to be utilized prior to the losses incurred in pre-enactment taxable years, which expires, according to their original schedule. As a result of this ordering rule, pre-enactment capital loss carry forwards may be more likely to expire unused.

Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered entirely short-term as required under prior law.

3.	Investments in Derivative Instruments

Some of the funds use derivative instruments in pursuing their investment objectives. The following table and discussion provides more detailed information about a fund’s derivative usage. The table below shows the average monthly notional balance, settlement value, or market value (as applicable) of the derivative instruments held by each and during the reporting period.

	Low Duration Bond Fund	Inflation Focused Fund	High Yield Fund	Discovery Fund
Futures Contracts:
Average Notional Balance Long	$9,735,078	$19,017,982	$—	$138,475,555
Average Notional Balance Short	11,911,357	32,802,297		4,393,044

Forward Foreign Currency Exchange Contracts:
Average Settlement Value—Deliver USD	$1,908,060	$—	$—	$171,337
Average Settlement Value—Receive USD	3,040,786	—	3,403,487	451,804

Exchange-Traded Options:
Average Market Value Purchased	$—	$5,518	$—	$—
Average Market Value Written	—	—	—	—

Swaptions:
Average Notional Balance Purchased	$—	$22,185,714	$—	$—
Average Notional Balance Written	—	—	—	—

Inflation Linked Swaps
Average Notional Balance—Pays Fixed Rate	$—	$46,928,571	$—	$—
Average Notional Balance—Receives Fixed Rate	—	—	—	—

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NOTES TO FINANCIAL STATEMENTS (Unaudited) — (Continued)

	Low Duration Bond Fund	Inflation Focused Fund	High Yield Fund	Discovery Fund

Interest Rate Swaps:
Average Notional Balance—Pays Fixed Rate	$—	$5,528,571	$—	$—
Average Notional Balance—Receives Fixed Rate	—	20,757,143	—	—

	Diversifying Strategies Fund	500 Stock Index Fund	Broad Market Index Fund	Mid/Small Company Index Fund
Futures Contracts:
Average Notional Balance Long	$168,334,071	$14,668,956	$13,501,431	$14,561,104
Average Notional Balance Short	77,890,733	—	—	—

Forward Foreign Currency Exchange Contracts:
Average Settlement Value—Deliver USD	$31,134,105	$—	$—	$—
Average Settlement Value—Receive USD	32,748,435	—	—	—

Exchange-Traded Options:
Average Market Value Purchased	$315,531	$—	$—	$—
Average Market Value Purchased Options on Euro-Bund futures	374,391	—	—	—

Over the Counter Options:
Average Market Value Purchased	$36,393	$—	$—	$—
Average Market Value Written	235,312	—	—	—

	Overseas Equity Index Fund	International Fund
Futures Contracts:
Average Notional Balance Long	$5,549,471	$—
Average Notional Balance Short	—	—

Forward Foreign Currency Exchange Contracts:
Average Settlement Value—Deliver USD	$12,884,427	$—
Average Settlement Value—Receive USD	9,137,387	8,425,225

Futures Contracts (“Futures”)

A futures contract is an agreement to buy or sell a specific amount of a commodity or financial instrument at a particular price on a stipulated future date.

Certain funds may enter into futures to manage certain risks. These risks may include interest rate risk (the risk that interest rates will rise, causing fixed income securities prices to fall), credit risk (the risk that the issuer of a fixed income security will default on its obligation to pay interest and/or principal in a timely manner on the instrument), stock market risk (the risk that stock prices overall will decline over short or extended periods), or foreign currency risk (the risk that foreign currency values will decline relative to the U.S. dollar).

Certain funds may use futures to seek to increase portfolio value, by increasing or decreasing their exposure to changes in the market value of the specific underlying security, foreign currency, or index.

THE VANTAGEPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (Continued)

Futures may be used by the following funds for the following purposes:

	Manage Risk:				Obtain or Adjust Investment Exposure:
Fund	Interest Rate Risk	Credit Risk	Stock Market Risk	Foreign Currency Risk	To Certain Assets or Asset Classes	To Foreign Currencies
Low Duration Bond	*	*		*	*	*
Inflation Focused	*	*		*	*	*
High Yield	*	*		*	*	*
Equity Income			*	*	*
Growth & Income			*	*	*
Growth			*	*	*
Select Value			*	*	*
Aggressive Opportunities			*	*	*
Discovery	*	*	*	*	*	*
International			*	*	*	*
Diversifying Strategies	*	*	*	*	*	*
Core Bond Index	*				*
500 Stock Index					*
Broad Market Index					*
Mid/Small Company Index					*
Overseas Equity Index				*	*

Upon entering into the futures contract, the fund agrees to deposit an amount equal to a certain percentage of the contract notional value (initial margin). The fund agrees to subsequently receive or pay an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the fund as unrealized gains or losses. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses are a component of net realized gain (loss) on futures in the Statement of Operations.

Use of futures may involve risks different from, or possibly greater than, the risks associated with more traditional investments, and may involve a small amount of investment relative to the amount of risk assumed. Risks associated with futures include: the risk that a particular future may be difficult to purchase or sell (liquidity risk); the risk that certain futures may be more sensitive than traditional investments to interest rate changes and market price fluctuations (interest rate and market risks); the risk of mispricing or improper valuation of the future, and the inability of the future to correlate perfectly, or at all, with the value of the underlying asset, reference rate, or index it is designed to closely track (valuation risk); the risk that the fund may lose substantially more than the amount invested and that the fund may be forced to liquidate portfolio positions when it may not be advantageous to do so (leverage risk).

During the six month period ended June 30, 2014, the following funds purchased and/or sold futures contracts: Low Duration Bond Fund, Inflation Focused Fund, Discovery Fund, Diversifying Strategies Fund, 500 Stock Index Fund, Broad Market Index Fund, Mid/Small Company Index Fund, and Overseas Equity Index Fund.

As of June 30, 2014, the following funds had open futures contracts outstanding:

Low Duration Bond Fund

Number of Contracts	Exchange	Contract	Expiration Date	Contract Value	Net Unrealized Depreciation
Purchased
39	CBT	U.S. 2 Year Treasury Note	September 2014	$8,564,156	$(2,565)

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NOTES TO FINANCIAL STATEMENTS (Unaudited) — (Continued)

Number of Contracts	Exchange	Contract	Expiration Date	Contract Value	Net Unrealized Depreciation
Sold
131	CBT	U.S. 5 Year Treasury Note	September 2014	$15,649,383	$(44,828)

					$(47,393)

Inflation Focused Fund

Number of Contracts	Exchange	Contract	Expiration Date	Contract Value	Net Unrealized Appreciation/ (Depreciation)
Purchased
65	CBT	U.S. 10 Year Treasury Note	September 2014	$8,136,172	$37,570
44	CBT	U.S. 5 Year Treasury Note	September 2014	5,256,281	12,448

					$50,018

Sold
81	CBT	U.S. 2 Year Treasury Note	September 2014	$17,787,094	$(5,059)
132	CBT	U.S. Long Bond	September 2014	18,108,750	(170,513)
53	CBT	U.S. Ultra Bond	September 2014	7,946,687	15,660

					$(159,912)

					$(109,894)

Discovery Fund

Number of Contracts	Exchange	Contract	Expiration Date	Contract Value	Net Unrealized Appreciation/ (Depreciation)
Purchased
1,218	NYF	E-MINI Russell 2000 Index	September 2014	$144,978,540	$3,470,253

Sold
13	CBT	U.S. 5 Year Treasury Note	September 2014	$1,552,992	$(147)

					$3,470,106

Diversifying Strategies Fund

Number of Contracts	Exchange	Contract	Expiration Date	Contract Value	Net Unrealized Appreciation/ (Depreciation)
Purchased
2,784	NYF	E-MINI Russell 2000 Index	September 2014	$331,379,520	$7,553,518
60	CBT	U.S. 2 Year Treasury Note	September 2014	13,175,625	6,403

					$7,559,921

Sold
98	CBT	U.S. 5 Year Treasury Note	September 2014	$11,707,172	$(30,714)

					$7,529,207

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NOTES TO FINANCIAL STATEMENTS (Unaudited) — (Continued)

500 Stock Index Fund

Number of Contracts	Exchange	Contract	Expiration Date	Contract Value	Net Unrealized Appreciation
Purchased
307	CME	E-MINI S&P 500 Index	September 2014	$29,969,340	$162,623

Broad Market Index Fund

Number of Contracts	Exchange	Contract	Expiration Date	Contract Value	Net Unrealized Appreciation
Purchased
12	NYF	E-MINI Russell 2000 Index	September 2014	$1,428,360	$29,978
120	CME	E-MINI S&P 500 Index	September 2014	11,714,400	65,153
10	CME	E-MINI S&P MidCap 400 Index	September 2014	1,429,300	23,301

					$118,432

Mid/Small Company Index Fund

Number of Contracts	Exchange	Contract	Expiration Date	Contract Value	Net Unrealized Appreciation
Purchased
38	NYF	E-MINI Russell 2000 Index	September 2014	$4,523,140	$79,209
28	CME	E-MINI S&P MidCap 400 Index	September 2014	4,002,040	57,852

					$137,061

Overseas Equity Index Fund

Number of Contracts	Exchange	Contract	Expiration Date	Contract Value	Net Unrealized Appreciation/ (Depreciation)
Purchased
36	EUX	DJ Euro STOXX 50	September 2014	$1,593,208	$(14,517)
14	LIF	FTSE 100 Index	September 2014	1,607,929	629
4	SFE	SPI 200 Index	September 2014	504,855	833
8	OSE	TOPIX Index	September 2014	996,989	19,645

					$6,590

Forward Currency Contracts

A forward currency contract involves a privately negotiated obligation to purchase or sell a specific currency at a future date at a price set in the contract.

Certain funds may enter into forward currency contracts to manage foreign currency risk. Foreign currency risk is the risk that a fund’s investment in or exposure to foreign currencies or securities denominated in foreign currencies may cause the fund to experience gains or losses solely based on changes in the exchange rate between foreign currencies and the U.S. dollar, or, in the case of hedged positions, the risk that the U.S. dollar will decline relative to the

THE VANTAGEPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (Continued)

currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time. A decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of securities held by a fund denominated in those currencies.

Certain funds also may enter into forward currency contracts to obtain or adjust investment exposure to a foreign currency.

Forward currency contracts may be used by the following funds for the following purposes:

Fund	Manage Foreign Currency Risk	Obtain or Adjust Investment Exposure to Foreign Currencies
Low Duration Bond	*	*
Inflation Focused	*	*
High Yield	*	*
Equity Income	*
Growth & Income	*
Growth	*
Select Value	*
Aggressive Opportunities	*
Discovery	*	*
International	*	*
Diversifying Strategies	*	*
Overseas Equity Index	*

Risks of entering into forward currency contracts include the possibility that a fund may lose money. For example, foreign currency values may change unfavorably relative to the U.S. dollar, there may be an illiquid market or a change in the value of the contracts may not correlate with changes in the value of the underlying currency. The use of over-the-counter forward currency contracts includes counterparty risk, which is the risk that the other party to a contract may not fulfill its obligations.

The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily using prevailing exchange rates. Realized gain or loss is recorded upon the termination of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward currency contracts are components of net realized gain (loss) on foreign currency transactions and change in net unrealized appreciation (depreciation) on forward currency contracts and foreign currency transactions in the Statement of Operations, respectively.

During the six month period ended June 30, 2014, the following funds purchased and/or sold forward foreign currency exchange contracts: Low Duration Bond Fund, High Yield Fund, Discovery Fund, International Fund, Diversifying Strategies Fund, and Overseas Equity Index Fund.

As of June 30, 2014, the following funds had open forward currency contracts outstanding:

Low Duration Bond Fund

Contract Type	Counterparty	Currency to Deliver	In Exchange For	Exchange Date	Foreign Currency Cost/Proceeds (U.S.$)	U.S. Dollar Value at June 30, 2014	Net Unrealized Depreciation
Sale	HSBC Bank plc	GBP	USD	07/09/2014	$1,171,671	$1,197,914	$(26,243)

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NOTES TO FINANCIAL STATEMENTS (Unaudited) — (Continued)

High Yield Fund

Contract Type	Counterparty	Currency to Deliver	In Exchange For	Exchange Date	Foreign Currency Cost/Proceeds (U.S.$)	U.S. Dollar Value at June 30, 2014	Net Unrealized Depreciation
Sale	JPMorgan Chase Bank NA	EUR	USD	07/03/2014	$6,806,973	$6,853,986	$(47,013)

Discovery Fund

Contract Type	Counterparty	Currency to Deliver	In Exchange For	Exchange Date	Foreign Currency Cost/Proceeds (U.S.$)	U.S. Dollar Value at June 30, 2014	Net Unrealized Appreciation/ (Depreciation)
Purchase	Barclays Bank plc	USD	BRL	07/16/2014	$452,521	$463,282	$10,761

Sale	Barclays Bank plc	BRL	USD	07/16/2014	$452,485	$463,282	$(10,797)

							$(36)

International Fund

Contract Type	Counterparty	Currency to Deliver	In Exchange For	Exchange Date	Foreign Currency Cost/Proceeds (U.S.$)	U.S. Dollar Value at June 30, 2014	Net Unrealized Depreciation
Sale	JPMorgan Chase Bank NA	AUD	USD	07/31/2014	$8,694,472	$8,709,869	$(15,397)

Diversifying Strategies Fund

Contract Type	Counterparty	Currency to Deliver	In Exchange For	Exchange Date	Foreign Currency Cost/Proceeds (U.S.$)	U.S. Dollar Value at June 30, 2014	Net Unrealized Depreciation
Sale	JPMorgan Chase Bank NA	EUR	USD	07/09/2014	$4,473,288	$4,502,407	$(29,119)

Overseas Equity Index Fund

Contract Type	Counterparty	Currency to Deliver	In Exchange For	Exchange Date	Foreign Currency Cost/Proceeds (U.S.$)	U.S. Dollar Value at June 30, 2014	Net Unrealized Appreciation/ (Depreciation)
Purchase	Bank of America NA	USD	AUD	09/17/2014	$588,611	$592,920	$4,309
Purchase	Royal Bank of Canada	USD	AUD	09/17/2014	252,216	253,928	1,712
Purchase	Bank of America NA	USD	EUR	09/17/2014	390,073	392,319	2,246
Purchase	Barclays Bank plc	USD	EUR	09/17/2014	1,954,829	1,976,287	21,458
Purchase	Citibank NA	USD	EUR	09/17/2014	222,342	224,084	1,742
Purchase	Goldman Sachs International	USD	EUR	09/17/2014	492,259	497,339	5,080
Purchase	Royal Bank of Canada	USD	EUR	09/17/2014	133,654	135,190	1,536

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NOTES TO FINANCIAL STATEMENTS (Unaudited) — (Continued)

Contract Type	Counterparty	Currency to Deliver	In Exchange For	Exchange Date	Foreign Currency Cost/Proceeds (U.S.$)	U.S. Dollar Value at June 30, 2014	Net Unrealized Appreciation/ (Depreciation)
Purchase	Barclays Bank plc	USD	GBP	09/17/2014	$572,654	$580,817	$8,163
Purchase	Citibank NA	USD	GBP	09/17/2014	461,071	467,253	6,182
Purchase	Royal Bank of Canada	USD	GBP	09/17/2014	115,274	116,129	855
Purchase	UBS AG	USD	GBP	09/17/2014	1,828,027	1,866,883	38,856
Purchase	Bank of America NA	USD	JPY	09/17/2014	152,140	152,254	114
Purchase	Barclays Bank plc	USD	JPY	09/17/2014	1,755,709	1,770,452	14,743
Purchase	Citibank NA	USD	JPY	09/17/2014	124,955	125,485	530
Purchase	Royal Bank of Canada	USD	JPY	09/17/2014	361,114	363,712	2,598

							$110,124

Sale	Citibank NA	AUD	USD	09/17/2014	$555,358	$557,102	$(1,744)
Sale	Goldman Sachs International	EUR	USD	09/17/2014	89,747	90,401	(654)
Sale	Citibank NA	EUR	USD	09/17/2014	1,802,909	1,816,681	(13,772)
Sale	Citibank NA	GBP	USD	09/17/2014	1,938,567	1,950,875	(12,308)
Sale	Citibank NA	JPY	USD	09/17/2014	1,497,061	1,500,841	(3,780)

							$(32,258)

							$77,866

Option Contracts (“Options”)

An option gives the holder the right but not the obligation to enter into a transaction (e.g., the purchase or sale of a security, an index of securities or another instrument, such as a futures contract) with another party on or before a specific date at a specified price (called the strike price). The counterparty is obligated to enter into the transaction if the holder elects to exercise the option. A call option gives the holder the right to purchase the underlying security or instrument from the other party; a put option gives the holder the right to sell the underlying security or instrument to the other party.

Certain funds may enter into options to manage certain risks. These risks may include interest rate risk (the risk that interest rates will rise, causing prices of fixed income securities to fall), credit risk (the risk that the issuer of a fixed income security will default on its obligation to pay interest and/or principal on the instrument in a timely manner), stock market risk (the risk that stock prices overall will decline over short or extended periods), and foreign currency risk (the risk that foreign currency values will decline relative to the U.S. dollar). Some funds also may use options, including options on Euro-Bund futures contracts, to obtain or adjust investment exposure to certain assets, asset classes, or foreign currencies.

Option contracts may be used by the following funds for the following purposes:

	Manage Risk:				Obtain or Adjust Investment Exposure:
Fund	Interest Rate Risk	Credit Risk	Stock Market Risk	Foreign Currency Risk	To Certain Assets or Asset Classes	To Foreign Currencies
Low Duration Bond	*	*		*	*	*
Inflation Focused	*	*		*	*	*

THE VANTAGEPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (Continued)

	Manage Risk:				Obtain or Adjust Investment Exposure:
Fund	Interest Rate Risk	Credit Risk	Stock Market Risk	Foreign Currency Risk	To Certain Assets or Asset Classes	To Foreign Currencies
High Yield	*	*		*	*
Equity Income			*		*
Growth & Income			*		*
Growth			*		*
Select Value			*		*
Aggressive Opportunities			*		*
Discovery	*	*	*	*	*	*
International			*	*	*	*
Diversifying Strategies	*	*	*	*	*	*

Purchases of put and call options are recorded as an investment, the value of which is marked to market at each valuation date. When a purchased option expires, the fund will realize a loss equal to the premium paid. When a fund enters into a closing sale transaction, the fund will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When a fund exercises a put option, it will realize a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When a fund exercises a call option, the cost of the security that the fund purchases upon exercise will be increased by the premium originally paid. When a fund writes (sells) a call or put option, an amount equal to the premium received by the fund is recorded as a liability, and the value of each option is marked to market at each valuation date. When a written option expires, the fund realizes a gain equal to the amount of the premium originally received. When a fund enters into a closing purchase transaction, the fund realizes a gain (or loss if the cost of the closing purchase transaction exceeds the premium originally received when the option was sold/written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated. When a written call option is exercised, the fund realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the amount of the premium originally received. When a written put option is exercised, the amount of the premium originally received will reduce the cost of the security that the fund purchased upon exercise. Option contract transactions may incur a commission, in addition to the premium paid or received. Options written are reported as a liability in a fund’s Statement of Assets and Liabilities.

Purchased options on Euro-Bund futures are recorded, accounted for and reported in the financial statements very much like futures contracts. There is no premium paid at the time of purchase and they are marked to market daily with variation margin payments received or made by the funds daily based on fluctuation in value and recorded as unrealized gain or loss. At the expiration of the option, the accumulated variation margin received or paid is recorded as realized gain or loss. If the option is exercised, the transaction is recorded as a normal purchase or sale of a futures contract.

A risk in writing (selling) a call option is that the fund gives up the opportunity for profit if the market price of the security increases to or above the strike price and the option is exercised. A risk in writing (selling) a call option on a futures contract, including a Euro-Bund futures contract, is that the fund may incur a loss if the market value of the underlying futures contract increases and the option is exercised. A risk in writing a put option is that the fund may incur a loss if the market price of the security, or futures contract including a Euro-Bund futures contract, decreases and the option is exercised. A risk in buying an option, including an option on a Euro-Bund futures contract, is that the fund pays a premium whether or not the option is exercised. The use of over-the-counter option contracts may also include counterparty risk, which is the risk that the other party to the contract may not fulfill its obligations.

During the six month period ended June 30, 2014, the following funds purchased and/or sold put and/or call options: Inflation Focused Fund and Diversifying Strategies Fund.

THE VANTAGEPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (Continued)

Written option activity for the six month period ended June 30, 2014 was as follows:

	Call Options		Put Options		Total
Diversifying Strategies Fund	Number of Contracts	Premium	Number of Contracts	Premium	Number of Contracts	Premium
Beginning balance as of 12/31/2013	910	$178,401	—	$—	910	$178,401

Written	780	124,898	—	—	780	124,898
Closed	(1,690)	(303,299)	—	—	(1,690)	(303,299)
Expired	—	—	—	—	—	—

Ending balance as of 06/30/2014	—	$—	—	$—	—	$—

As of June 30, 2014, the funds had no open written option contracts.

Swap Agreements (“Swaps”)

Generally, swap agreements are contracts between a fund and another party (the swap counterparty) involving the exchange of payments on specified terms over periods ranging from a few days to multiple years. Bilateral swap agreements are two-party contracts entered into primarily by institutional investors. The swap counterparty is typically a brokerage firm, bank, or other financial institution. Certain standardized swaps are subject to mandatory central clearing (cleared swaps). Cleared swaps are transacted through futures commission merchants that are members of central clearinghouses with the clearinghouse serving as central counterparty. A Fund posts initial and variation margin to support its obligations under cleared swaps. In a cleared swap, a fund’s ultimate counterparty is the central clearinghouse. In a typical “swap” transaction, two parties agree to exchange one or more payments based, for example, on the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, such as specified interest rates, a particular foreign currency, or a “basket” of securities or commodities as represented by a particular index. The gross returns to be exchanged or “swapped” between the parties are generally calculated based on the return on or change in value of a “notional amount”, i.e. the predetermined dollar amount on which the dollar amount of gross returns are calculated.

Swap contract provisions and underlying assets are varied and may be customized to the specifications of the swap parties. Total return swaps are contracts in which one party agrees to make periodic payments to another party based on the change in market value of the assets underlying the contract, which may include a specified security, basket of securities or securities indexes during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets. Total return swaps may be used to obtain exposure to a security or market without owning or taking physical custody of such security or investing directly in such market. Credit default swaps are contracts whereby one party makes periodic payments to a counterparty in exchange for the right to receive from the counterparty a payment equal to the par (or other agreed-upon) value of a referenced fixed income security in the event of a default or other agreed upon credit related event by the issuer of the debt obligation. Interest rate swaps involve the exchange by a fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Inflation rate swaps involve the exchange by a fund with another party of their respective commitments to pay or receive a fixed rate in exchange for the rate of change of an inflation index with respect to a notional amount of principal.

Certain funds may enter into swaps to manage certain risks (e.g. interest rate risk, which is the risk that interest rates will rise, causing prices of fixed income securities to fall, and credit risk, which is the risk that the issuer of a fixed income security will default on its obligation to pay interest and/or principal on the instrument in a timely manner). Some funds also may use swaps to manage foreign currency risk or to obtain or adjust investment exposure to certain assets or asset classes.

Swaps may be used by the following funds for the following purposes:

	Manage Risk:			Obtain or Adjust Investment Exposure:
Fund	Interest Rate Risk	Credit Risk	Foreign Currency Risk	To Certain Assets or Asset Classes
Low Duration Bond	*	*	*	*
Inflation Focused	*	*	*	*
High Yield	*	*	*	*

THE VANTAGEPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (Continued)

	Manage Risk:			Obtain or Adjust Investment Exposure:
Fund	Interest Rate Risk	Credit Risk	Foreign Currency Risk	To Certain Assets or Asset Classes
Discovery	*	*	*	*
Diversifying Strategies	*	*	*	*

The risks of entering into swaps include the possible lack of liquidity and unfavorable changes in the underlying investments or instruments. The use of swaps may also include counterparty risk, which is the risk that the other party to a swap may not fulfill its obligations.

In certain types of swap transactions, the risk of loss is increased because the fund may be required to make additional or higher payments to the counterparty as a result of market volatility. In addition, swaps are not traded on exchanges or other organized markets and are generally illiquid.

Swap value changes, including the periodic amounts of interest to be paid or received on swaps, are recorded as unrealized appreciation (depreciation) on swaps. A realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of a swap. Net realized and unrealized gains and losses occurring during the holding period of swaps are a component of net realized gain (loss) on swaps and change in net unrealized appreciation (depreciation) on swaps in the Statement of Operations, respectively.

During the six month period ended June 30, 2014, the Inflation Focused Fund participated in interest rate and inflation linked swaps.

As of June 30, 2014 the following swaps were outstanding:

Inflation Focused Fund

Centrally Cleared Interest Rate Swaps
Rates Exchanged					Net Unrealized Appreciation (Depreciation)
Payments Made By The Fund	Payments Received By The Fund	Termination Date	Notional Amount	Premium
2.75%	3 Month Libor	06/19/2043	USD 1,000,000	$117,550	$ (13,435)
3.50%	3 Month Libor	12/18/2043	USD 3,800,000	245,152	(395,101)
3.75%	3 Month Libor	06/18/2044	USD 700,000	(29,050)	(32,572)
3 Month Libor	1.25%	09/05/2018	USD 4,300,000	—	(16,993)
3 Month Libor	1.40%	09/05/2018	USD 1,300,000	—	3,459
3 Month Libor	1.45%	09/05/2018	USD 3,900,000	—	18,975
3 Month Libor	2.00%	12/18/2018	USD 1,600,000	16,315	17,173

				$349,967	$(418,494)

Inflation Linked Swaps
	Rates Exchanged					Net Unrealized
Swap Counterparty	Payments Made By The Fund	Payments Received By The Fund	Termination Date	Notional Amount	Premium	Appreciation/ (Depreciation)
BNP Paribas SA	1.83%	CPI Urban Consumers NSA	11/29/2016	USD 1,100,000	$(245)	$11,886
BNP Paribas SA	2.25%	CPI Urban Consumers NSA	07/15/2017	USD 5,100,000	6,020	(76,480)
BNP Paribas SA	2.50%	CPI Urban Consumers NSA	07/15/2022	USD 2,900,000	42,218	(92,350)
Deutsche Bank AG	1.80%	CPI Urban Consumers NSA	01/17/2016	USD 1,200,000	(440)	12,400
Deutsche Bank AG	1.83%	CPI Urban Consumers NSA	11/29/2016	USD 2,400,000	(706)	26,047
Deutsche Bank AG	1.85%	CPI Urban Consumers NSA	11/29/2016	USD 3,600,000	—	35,804
Deutsche Bank AG	1.86%	CPI Urban Consumers NSA	11/05/2016	USD 2,000,000	—	18,271
Deutsche Bank AG	1.93%	CPI Urban Consumers NSA	02/10/2017	USD 2,900,000	—	32,320
Deutsche Bank AG	2.17%	CPI Urban Consumers NSA	11/01/2018	USD 1,300,000	—	5,395

THE VANTAGEPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (Continued)

Inflation Linked Swaps
	Rates Exchanged					Net Unrealized
Swap Counterparty	Payments Made By The Fund	Payments Received By The Fund	Termination Date	Notional Amount	Premium	Appreciation/ (Depreciation)
Deutsche Bank AG	2.50%	CPI Urban Consumers NSA	07/15/2022	USD 500,000	$3,650	$(12,294)
Goldman Sachs Bank USA	1.73%	CPI Urban Consumers NSA	04/15/2016	USD 7,900,000	(14,005)	70,629
Goldman Sachs Bank USA	2.21%	CPI Urban Consumers NSA	10/11/2018	USD 5,200,000	—	11,042
Royal Bank of Scotland plc	1.93%	CPI Urban Consumers NSA	10/31/2016	USD 5,300,000	—	36,671
Royal Bank of Scotland plc	1.94%	CPI Urban Consumers NSA	10/23/2016	USD 1,100,000	(3,245)	10,601
Royal Bank of Scotland plc	2.25%	CPI Urban Consumers NSA	07/15/2017	USD 4,200,000	2,313	(60,339)

					$35,560	$29,603

Swap Options (“Swaptions”)

A swaption is a contract that gives the holder the right (but not the obligation), in return for the payment of a premium, to enter into a new swap agreement, or shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms.

Certain funds may enter into swaptions to manage certain risks (e.g., interest rate risk, which is the risk that interest rates will rise, causing bond prices to fall, and credit risk, which is the risk that the issuer of a debt instrument will default on its obligation to pay interest and/or principal on the instrument in a timely manner). Some funds also may use swaptions to manage foreign currency risk or to obtain or adjust investment exposure to certain assets or asset classes.

Swaptions may be used by the following funds for the following purposes:

	Manage Risk:		Obtain or Adjust Investment Exposure:
Fund	Interest Rate Risk	Credit Risk	To Certain Assets or Asset Classes
Low Duration Bond	*	*	*
Inflation Focused	*	*	*
High Yield	*	*	*
Discovery	*	*	*
Diversifying Strategies	*	*	*

When a fund purchases a swaption, it risks losing the amount of the premium it has paid should it decide to let the option expire unexercised. However, when a fund writes a swaption, upon exercise of the option the fund will become obligated according to the terms of the underlying agreement (i.e., the fund may be required to enter into a new swap agreement, or to shorten, extend, cancel, or otherwise modify an existing swap agreement, even when there has been an unfavorable change in the value of the underlying swap). The use of swaptions includes counterparty risk, which is the risk that the other party to a swaption may not fulfill its obligations.

When a fund writes a call or put swaption, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the swaption written. These liabilities are reflected as written options at value on the Statement of Assets and Liabilities. Certain swaptions may be written with premiums to be determined on a future date. Premiums received from writing swaptions that expire are treated as realized gains. Premiums received from writing swaptions that are exercised or closed are added to the proceeds or offset against amounts paid on the underlying swap to determine the realized gain or loss.

THE VANTAGEPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (Continued)

Funds may also purchase put and call swaptions. Purchasing put or call swaptions tends to increase the fund’s potential opportunity to benefit from favorable market value changes in the underlying swap without obligating the fund to participate in unfavorable market changes that may occur. The fund pays a premium that is included on the fund’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the swaption. Premiums paid for purchasing swaptions that expire are treated as realized losses. Certain swaptions may be purchased with premiums to be determined on a future date. The premiums for these swaptions are based upon implied volatility parameters at specified terms. When a fund enters into a closing sale transaction, the fund will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the swaption. When a fund exercises a put swaption, it will realize a gain or loss from the underlying swap and the proceeds will be decreased by the premium originally paid. When a fund exercises a call swaption, the cost of the swap that the fund purchases upon exercise will be increased by the premium originally paid. Swaptions written are reported as a liability in a fund’s Statement of Assets and Liabilities. Gains and losses are reported in a fund’s Statement of Operations.

During the six month period ended June 30, 2014, the Inflation Focused Fund participated in interest rate swaptions.

Written swaption activity for the six month period ended June 30, 2014 was as follows:

	Call Swaptions		Put Swaptions		Total
Inflation Focused Fund	Notional Amount	Premium	Notional Amount	Premium	Notional Amount	Premium
Beginning balance as of 12/31/2013	$14,200,000	$85,003	$48,500,000	$167,890	$62,700,000	$252,893
Written	3,900,000	9,457	12,100,000	24,403	16,000,000	33,860
Closed	(17,200,000)	(91,175)	(24,600,000)	(154,709)	(41,800,000)	(245,884)
Expired	(900,000)	(3,285)	(36,000,000)	(37,584)	(36,900,000)	(40,869)

Ending balance as of 06/30/2014	$—	$—	$—	$—	$—	$—

As of June 30, 2014, the funds had no open written swaption contracts.

Derivative Risk Exposure

In April 2009, the Company adopted FASB ASC 815 “Disclosure about Derivative Instruments and Hedging Activities” (“ASC 815”), which requires enhanced disclosures about the funds’ derivatives and hedging activities. The following tables reflect the value of the funds’ derivative contracts by certain risk exposure types (primary risks to which a fund is exposed as a result of holding the derivative contract) as of June 30, 2014. Note that the risk exposure listed below are not indicative of the intended purpose of the related derivative (e.g., managing risk or obtaining or adjusting investment exposure, as discussed elsewhere in this report).

	Asset Derivatives		Liability Derivatives
Risk Exposure	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
Low Duration Bond Fund
Interest rate	Receivable for variation margin on futures contracts	$—	Payable for variation margin on futures contracts	$47,393	*
Foreign currency	Unrealized appreciation on forward foreign currency exchange contracts	—	Unrealized depreciation on forward foreign currency exchange contracts	26,243

Total		$—		$73,636

THE VANTAGEPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (Continued)

	Asset Derivatives			Liability Derivatives
Risk Exposure	Statement of Assets and Liabilities Location	Value		Statement of Assets and Liabilities Location	Value
Inflation Focused Fund
Interest rate	Swap agreements, at value and receivable for variation margin on futures contracts(a)	$357,710	*	Swap agreements, at value and payable for variation margin on futures contracts(a)	$820,935	*

Total		$357,710			$820,935

High Yield Fund
Foreign currency	Unrealized appreciation on forward foreign currency exchange contracts	$—		Unrealized depreciation on forward foreign currency exchange contracts	$47,013

Total		$—			$47,013

Discovery Fund
Interest rate	Receivable for variation margin on futures contracts	$—		Payable for variation margin on futures contracts	$147	*
Foreign currency	Unrealized appreciation on forward foreign currency exchange contracts	10,761		Unrealized depreciation on forward foreign currency exchange contracts	10,797
Stock market	Receivable for variation margin on futures contracts	3,470,253	*	Payable for variation margin on futures contracts	—

Total		$3,481,014			$10,944

International Fund
Foreign currency	Unrealized appreciation on forward foreign currency exchange contracts	$—		Unrealized depreciation on forward foreign currency exchange contracts	$15,397

Total		$—			$15,397

Diversifying Strategies Fund
Interest rate	Receivable for variation margin on futures contracts	$6,403	*	Payable for variation margin on futures contracts	$30,714	*
Foreign currency	Unrealized appreciation on forward foreign currency exchange contracts	—		Unrealized depreciation on forward foreign currency exchange contracts	29,119
Stock market	Receivable for variation margin on futures contracts	7,553,518	*	Payable for variation margin on futures contracts	—

Total		$7,559,921			$59,833

500 Stock Index Fund
Stock market	Receivable for variation margin on futures contracts	$162,623	*	Payable for variation margin on futures contracts	$—

Total		$162,623			$—

THE VANTAGEPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (Continued)

	Asset Derivatives			Liability Derivatives
Risk Exposure	Statement of Assets and Liabilities Location	Value		Statement of Assets and Liabilities Location	Value
Broad Market Index Fund
Stock market	Receivable for variation margin on futures contracts	$118,432	*	Payable for variation margin on futures contracts	$—

Total		$118,432			$—

Mid/Small Company Index Fund
Stock market	Receivable for variation margin on futures contracts	$137,061	*	Payable for variation margin on futures contracts	$—

Total		$137,061			$—

Overseas Equity Index Fund
Foreign currency	Unrealized appreciation on forward foreign currency exchange contracts	$110,124		Unrealized depreciation on forward foreign currency exchange contracts	$32,258
Stock market	Receivable for variation margin on futures contracts	21,107	*	Payable for variation margin on futures contracts	14,517	*

Total		$131,231			$46,775

(a)	Swaps contracts are included in the table at value, with the exception of centrally cleared swaps which are included in the table at unrealized appreciation (depreciation). Only the current day’s variation margin is reported within the asset and liability sections of the Statement of Assets and Liabilities for the centrally cleared swaps.

*	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Notes to Financial Statements. Only the current day’s variation margin is reported within the asset and liability sections of the Statements of Assets and Liabilities.

The following tables reflect the funds’ gains (losses) related to derivative activities by certain risk exposure types (primary risks to which a fund is exposed as a result of holding the derivative contract) for the six month period ended June 30, 2014, in accordance with ASC 815. These gains (losses) are included in net realized gain (loss) or net change in unrealized appreciation (depreciation) in the Statements of Operations. Note that the risk exposure listed below are not indicative of the intended purpose of the related derivative (e.g., managing risk or obtaining or adjusting investment exposure, as discussed elsewhere in this report).

Low Duration Bond Fund[1]
Realized Gain (Loss)
Risk Exposure	Options	Futures	Forward Currency Contracts	Swap Agreements	Total
Interest rate	$—	$(16,656)	$—	$—	$(16,656)
Foreign currency	—	—	(69,771)	—	(69,771)

Total	$—	$(16,656)	$(69,771)	$—	$(86,427)

Change in Unrealized Appreciation (Depreciation)
Risk Exposure	Options	Futures	Forward Currency Contracts	Swap Agreements	Total
Interest rate	$—	$(150,914)	$—	$—	$(150,914)
Foreign currency	—	—	29,413	—	29,413

Total	$—	$(150,914)	$29,413	$—	$(121,501)

THE VANTAGEPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (Continued)

Inflation Focused Fund[2]
Realized Gain (Loss)
Risk Exposure	Options		Futures	Forward Currency Contracts	Swap Agreements	Total
Interest rate	$223,982	**	$(1,521,782)	$—	$(268,231)	$(1,566,031)

Change in Unrealized Appreciation (Depreciation)
Risk Exposure	Options		Futures	Forward Currency Contracts	Swap Agreements	Total
Interest rate	$(176,722	)**	$(274,577)	$—	$199,255	$(252,044)

High Yield Fund[3]
Change in Unrealized Appreciation (Depreciation)
Risk Exposure	Options		Futures	Forward Currency Contracts	Swap Agreements	Total
Foreign currency	$—		$—	$(47,013)	$—	$(47,013)

Discovery Fund[4]
Realized Gain (Loss)
Risk Exposure	Options		Futures	Forward Currency Contracts	Swap Agreements	Total
Interest rate	$—		$(4,239)	$—	$—	$(4,239)
Foreign currency	—		—	(40,420)	—	(40,420)
Stock market	—		4,622,370	—	—	4,622,370

Total	$—		$4,618,131	$(40,420)	$—	$4,577,711

Change in Unrealized Appreciation (Depreciation)
Risk Exposure	Options		Futures	Forward Currency Contracts	Swap Agreements	Total
Interest rate	$—		$(39,075)	$—	$—	$(39,075)
Foreign currency	—		—	(2,305)	—	(2,305)
Stock market	—		27,214	—	—	27,214

Total	$—		$(11,861)	$(2,305)	$—	$(14,166)

International Fund[5]
Realized Gain (Loss)
Risk Exposure	Options		Futures	Forward Currency Contracts	Swap Agreements	Total
Foreign currency	$—		$—	$(657,018)	$—	$(657,018)
Change in Unrealized Appreciation (Depreciation)
Risk Exposure	Options		Futures	Forward Currency Contracts	Swap Agreements	Total
Foreign currency	—		—	6,202	—	6,202

THE VANTAGEPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (Continued)

Diversifying Strategies Fund[6]
Realized Gain (Loss)
Risk Exposure	Options		Futures	Forward Currency Contracts	Swap Agreements	Total
Interest rate	$(237,938	)**	$(923,617)	$—	$—	$(1,161,555)
Foreign currency	—		—	(369,693)	—	(369,693)
Stock market	(689,817	)**	11,038,538	—	—	10,348,721

Total	$(927,755	)**	$10,114,921	$(369,693)	$—	$8,817,473

Change in Unrealized Appreciation (Depreciation)
Risk Exposure	Options		Futures	Forward Currency Contracts	Swap Agreements	Total
Interest rate	$18,235	**	$(1,202,377)	$—	$—	$(1,184,142)
Foreign currency	—		—	(239,003)	—	(239,003)
Stock market	335,156	**	6,124,221	—	—	6,459,377

Total	$353,391	**	$4,921,844	$(239,003)	$—	$5,036,232

500 Stock Index Fund[7]
Realized Gain (Loss)
Risk Exposure	Options		Futures	Forward Currency Contracts	Swap Agreements	Total
Stock market	$—		$1,525,042	$—	$—	$1,525,042
Change in Unrealized Appreciation (Depreciation)
Risk Exposure	Options		Futures	Forward Currency Contracts	Swap Agreements	Total
Stock market	$—		$(245,782)	$—	$—	$(245,782)

Broad Market Index Fund[8]
Realized Gain (Loss)
Risk Exposure	Options		Futures	Forward Currency Contracts	Swap Agreements	Total
Stock market	$—		$1,444,772	$—	$—	$1,444,772
Change in Unrealized Appreciation (Depreciation)
Risk Exposure	Options		Futures	Forward Currency Contracts	Swap Agreements	Total
Stock market	$—		$(250,453)	$—	$—	$(250,453)

Mid/Small Company Index Fund[9]
Realized Gain (Loss)
Risk Exposure	Options		Futures	Forward Currency Contracts	Swap Agreements	Total
Stock market	$—		$1,221,290	$—	$—	$1,221,290
Change in Unrealized Appreciation (Depreciation)
Risk Exposure	Options		Futures	Forward Currency Contracts	Swap Agreements	Total
Stock market	$—		$(336,119)	$—	$—	$(336,119)

THE VANTAGEPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (Continued)

Overseas Equity Index Fund[10]
Realized Gain (Loss)
Risk Exposure	Options	Futures	Forward Currency Contracts	Swap Agreements	Total
Foreign currency	$—	$—	$105,074	$—	$105,074
Stock market	—	331,464	—	—	331,464

Total	$—	$331,464	$105,074	$—	$436,538

Change in Unrealized Appreciation (Depreciation)
Risk Exposure	Options	Futures	Forward Currency Contracts	Swap Agreements	Total
Foreign currency	$—	$—	$88,052	$—	$88,052
Stock market	—	(60,782)	—	—	(60,782)

Total	$—	$(60,782)	$88,052	$—	$27,270

**	The realized gain (loss) and unrealized appreciation (depreciation) for purchased options is reported in the Statements of Operations within realized gains (losses) on investments and net change in unrealized appreciation (depreciation) on investments. The realized gain (loss) and unrealized appreciation (depreciation) for purchased options on Euro-Bund futures is reported in the Statements of Operations within realized gains(losses) on purchased options on Euro-Bund futures contracts and net change in unrealized appreciation (depreciation) on purchased options on Euro-Bund futures contracts.

(1)	The Low Duration Bond Fund used futures to manage interest rate risk inherent in its fixed income securities and to obtain or adjust investment exposure based on the subadvisers’ views on interest rates and yield curves. The fund used forward currency contracts to manage foreign currency risk inherent in its foreign fixed income holdings and to obtain or adjust investment exposure to foreign currencies.

(2)	The Inflation Focused Fund used futures, options (including swaptions), and swaps to manage interest rate risk inherent in its fixed income securities. The fund used futures, options (including swaptions), and swaps to obtain or adjust investment exposure to segments of the fixed income market.

(3)	The High Yield Fund used forward currency contracts to manage foreign currency risk inherent in the fund’s foreign securities.

(4)	The Discovery Fund used Russell 2000 Index futures to obtain or adjust investment exposure to U.S. common stocks and used bond futures to manage interest rate risk inherent in its fixed income securities and to seek to obtain investment exposure based on anticipated changes in interest rates. The fund used forward currency contracts to manage foreign currency risk inherent in its foreign fixed income holdings.

(5)	The International Fund used forward currency contracts to manage foreign currency risk and to obtain and adjust investment exposure to foreign currencies to facilitate the trading of the foreign securities in the fund.

(6)	The Diversifying Strategies Fund, used (1) foreign currency contracts to obtain and adjust investment exposure to foreign currencies; (2) futures to obtain and adjust investment exposure to stocks and to fixed income securities; and (3) options and options on futures to obtain and adjust investment exposure to stocks and to fixed income securities.

(7)	The 500 Stock Index Fund used futures to obtain or adjust investment exposure to stocks when it was believed that using futures would be more efficient or cost effective than trading in the securities directly.

(8)	The Broad Market Index Fund used futures to obtain or adjust investment exposure to equity issues when it was believed that using futures would be more efficient or cost effective than trading in the securities directly.

(9)	The Mid/Small Company Index Fund used futures to obtain or adjust investment exposure to equity issues when it was believed that using futures would be more efficient or cost effective than trading in the securities directly.

(10)	The Overseas Equity Index Fund used forward foreign currency contracts to manage currency risks inherent in the fund’s foreign equity securities. The fund used futures to obtain or adjust investment exposure to foreign equity securities, when it was believed that using futures would be more efficient or cost effective than trading in the securities directly.

THE VANTAGEPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (Continued)

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-11: Disclosures about Offsetting Assets and Liabilities (“netting”) on the Statements of Assets and Liabilities that are subject to master netting arrangements or similar agreements. ASU No. 2013-01 was issued in January 2013 to clarify which investments and transactions are subject to the netting disclosure. The scope of the disclosure requirements is limited to derivative instruments, repurchase agreements and reverse repurchase agreements and securities borrowing and securities lending transactions. This information will enable users of the funds’ financial statements to evaluate the effect or potential effect of netting arrangements on the funds’ financial position. The ASU is effective for financial statements with fiscal years beginning on or after January 1, 2013, and interim periods within those fiscal years. The funds adopted the disclosure requirement for the current reporting period.

For financial reporting purposes, the funds do not offset financial assets and financial liabilities that are subject to master netting arrangements or similar agreements on the Statement of Assets and Liabilities.

Low Duration Bond
			Gross Amounts Not Offset in the Statement of Assets & Liabilities
Description	Gross Amounts of Recognized Assets	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged(a)	Net Amount
Futures Contracts	$—	$(47,393)	$—	$47,393	$—
Forward Foreign Currency Contracts	—	(26,243)	—	—	(26,243)

Total derivatives subject to a master netting arrangement or similar arrangement	—	(26,243)	—	—	(26,243)
Total derivatives not subject to a master netting arrangement or similar arrangement	—	(47,393)	—	47,393	—

Total derivatives	$—	$(73,636)	$—	$47,393	$(26,243)

(a)	Per GAAP disclosure requirements, the table above does not include the additional collateral received from or pledged to the counterparty. Total additional collateral pledged was $89,631.

Inflation Focused
			Gross Amounts Not Offset in the Statement of Assets & Liabilities
Description	Gross Amounts of Recognized Assets	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged(a)	Net Amount
Futures Contracts	$65,678	$(175,572)	$—	$109,894	$—
Swap agreements	252,425	(187,262)	—	—	65,163

Total derivatives subject to a master netting arrangement or similar arrangement	252,425	(187,262)	—	—	65,163
Total derivatives not subject to a master netting arrangement or similar arrangement	65,678	(175,572)	—	109,894	—

Total derivatives	$318,103	$(362,834)	$—	$109,894	$65,163

(a)	Per GAAP disclosure requirements, the table above does not include the additional collateral received from or pledged to the counterparty. Total additional collateral pledged was $605,677. Total collateral received was $10,000.

THE VANTAGEPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (Continued)

High Yield
			Gross Amounts Not Offset in the Statement of Assets & Liabilities
Description	Gross Amounts of Recognized Assets	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged(a)	Net Amount
Forward Foreign Currency Contracts	$—	$(47,013)	$—	$—	$(47,013)

Total derivatives subject to a master netting arrangement or similar arrangement	—	(47,013)	—	—	(47,013)

Total derivatives	$—	$(47,013)	$—	$—	$(47,013)

(a)	Per GAAP disclosure requirements, the table above does not include the additional collateral received from or pledged to the counterparty.

Discovery
			Gross Amounts Not Offset in the Statement of Assets & Liabilities
Description	Gross Amounts of Recognized Assets	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged(a)	Net Amount
Futures Contracts	$3,470,253	$(147)	$—	$—	$3,470,106
Forward Foreign Currency Contracts	10,761	(10,797)	—	—	(36)

Total derivatives subject to a master netting arrangement or similar arrangement	10,761	(10,797)	—	—	(36)
Total derivatives not subject to a master netting arrangement or similar arrangement	3,470,253	(147)	—	—	3,470,106

Total derivatives	$3,481,014	$(10,944)	$—	$—	$3,470,070

(a)	Per GAAP disclosure requirements, the table above does not include the additional collateral received from or pledged to the counterparty.

International
			Gross Amounts Not Offset in the Statement of Assets & Liabilities
Description	Gross Amounts of Recognized Assets	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged(a)	Net Amount
Forward Foreign Currency Contracts	$—	$(15,397)	$—	$—	$(15,397)

Total derivatives subject to a master netting arrangement or similar arrangement	—	(15,397)	—	—	(15,397)

Total derivatives	$—	$(15,397)	$—	$—	$(15,397)

(a)	Per GAAP disclosure requirements, the table above does not include the additional collateral received from or pledged to the counterparty.

THE VANTAGEPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (Continued)

Diversifying Strategies
			Gross Amounts Not Offset in the Statement of Assets & Liabilities
Description	Gross Amounts of Recognized Assets	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged(a)	Net Amount
Futures Contracts	$7,559,921	$(30,714)	$—	$—	$7,529,207
Forward Foreign Currency Contracts	—	(29,119)	—	—	(29,119)

Total derivatives subject to a master netting arrangement or similar arrangement	—	(29,119)	—	—	(29,119)
Total derivatives not subject to a master netting arrangement or similar arrangement	7,559,921	(30,714)	—	—	7,529,207

Total derivatives	$7,559,921	$(59,833)	$—	$—	$7,500,088

(a)	Per GAAP disclosure requirements, the table above does not include the additional collateral received from or pledged to the counterparty.

500 Stock Index
			Gross Amounts Not Offset in the Statement of Assets & Liabilities
Description	Gross Amounts of Recognized Assets	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged(a)	Net Amount
Futures Contracts	$163,623	$—	$—	$—	$163,623

Total derivatives not subject to a master netting arrangement or similar arrangement	163,623	—	—	—	163,623

Total derivatives	$163,623	$—	$—	$—	$163,623

(a)	Per GAAP disclosure requirements, the table above does not include the additional collateral received from or pledged to the counterparty.

Broad Market Index
			Gross Amounts Not Offset in the Statement of Assets & Liabilities
Description	Gross Amounts of Recognized Assets	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged(a)	Net Amount
Futures Contracts	$118,432	$—	$—	$—	$118,432

Total derivatives not subject to a master netting arrangement or similar arrangement	118,432	—	—	—	118,432

Total derivatives	$118,432	$—	$—	$—	$118,432

(a)	Per GAAP disclosure requirements, the table above does not include the additional collateral received from or pledged to the counterparty.

THE VANTAGEPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (Continued)

Mid/Small Company Index
			Gross Amounts Not Offset in the Statement of Assets & Liabilities
Description	Gross Amounts of Recognized Assets	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged(a)	Net Amount
Futures Contracts	$137,061	$—	$—	$—	$137,061

Total derivatives not subject to a master netting arrangement or similar arrangement	137,061	—	—	—	137,061

Total derivatives	$137,061	$—	$—	$—	$137,061

(a)	Per GAAP disclosure requirements, the table above does not include the additional collateral received from or pledged to the counterparty.

Overseas Equity Index
			Gross Amounts Not Offset in the Statement of Assets & Liabilities
Description	Gross Amounts of Recognized Assets	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged(a)	Net Amount
Futures Contracts	$21,107	$(14,517)	$—	$—	$6,590
Forward Foreign Currency Contracts	110,124	(32,258)	—	—	77,866

Total derivatives subject to a master netting arrangement or similar arrangement	110,124	(32,258)	—	—	77,866
Total derivatives not subject to a master netting arrangement or similar arrangement	21,107	(14,517)	—	—	6,590

Total derivatives	$131,231	$(46,775)	$—	$—	$84,456

(a)	Per GAAP disclosure requirements, the table above does not include the additional collateral received from or pledged to the counterparty.

4.	Agreements and Other Transactions with Affiliates

VIA, a wholly owned subsidiary of ICMA Retirement Corporation (“ICMA-RC”), provides investment advisor services to each of the funds. Pursuant to Master Advisory Agreements, VIA is entitled to receive 0.10% of the average daily net assets of each Actively Managed other than the High Yield Fund and each Milestone Fund and 0.05% of the average daily net assets of the Index Funds. Effective July 1, 2005, VIA is entitled to receive 0.10% on the first $500 million of net assets, 0.09% on the next $500 million of net assets, and 0.08% on net assets over $1 billion for each Model Portfolio Fund. Pursuant to the Master Advisory Agreement, VIA is entitled to receive 0.28% of the average daily net assets of the High Yield Fund. For these services, VIA earned $11,319,227 in the aggregate for the six month period ended June 30, 2014.

Vantagepoint Transfer Agents, LLC (“VTA”), a wholly owned subsidiary of ICMA-RC, provides certain transfer agency and administrative shareholder support services for the funds related to the retirement plans investing in the funds. Pursuant to a Transfer Agency and Administrative Services Agreement with the Company, VTA is entitled to receive a fee for fund services. Effective March 1, 2013, VTA receives 0.35% of the average daily net assets for the Investor Shares of the Actively Managed Funds, 0.10% of the average daily net assets for the T Shares of the Actively Managed Funds, 0.30% of the average daily net assets of Class I shares of the Index Funds, 0.10% of the average daily

THE VANTAGEPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (Continued)

net assets of the Class II and T Shares of the Index Funds, and 0.25% of the average daily net assets for the Investor M Shares of the Model Portfolio and Milestone Funds. VTA has contractually agreed to waive 0.05% of its 0.10% fee on T Shares of the Index Funds from March 1, 2013 through April 30, 2014. Prior to March 1, 2013, VTA received 0.35% of the average daily net assets of each Actively Managed Fund, 0.30% of the average daily net assets of the Class I shares of the Index Funds and 0.10% of the average daily net assets of the Class II shares of the Index Funds. For these services, VTA earned $9,763,059 in the aggregate for the six month period ended June 30, 2014.

VIA and the Company contract with one or more subadvisers (“Subadvisers”) for the day-to-day management of each of the funds other than the Model Portfolio Funds and Milestone Funds. Each Subadviser is paid a fee by the funds during the year based on average net assets under management. The fee structure for many of the Subadvisers provides for a range of fees so that as average net assets under management increases the rate of fee paid to the Subadviser decreases. Other Subadvisers charge one fee no matter what amount of assets they have under management. Additional information about each Subadviser’s fee is presented in the Company’s prospectus and statement of additional information. Fees paid by each fund to Subadvisers during the six month period ended June 30, 2014 are presented in the “Additional Information” section of these Notes. The Subadviser’s fees during the six month period ended June 30, 2014 are shown here as an annual percentage of average net assets under management.

Fund	Subadviser	Actual Fee as a Percentage of Average Daily Net Assets (net of any subadviser fee waivers)
Low Duration Bond	Payden & Rygel	0.09%
	Schroder Investment Management North America Inc.	0.17%

Inflation Focused	Pacific Investment Management Company, LLC (2)	0.20%
	BlackRock Financial Management, Inc.	0.10%

High Yield	Oaktree Capital Management, L.P. (1)	0.50%

Equity Income	Barrow, Hanley, Mewhinney & Strauss, LLC	0.21%
	T. Rowe Price Associates, Inc.	0.30%
	Southeastern Asset Management, Inc.	0.52%
	SSgA Funds Management, Inc. (2).	0.03%
	Wellington Management Company, LLP (2)	0.25%

Growth & Income	Fiduciary Management, Inc.	0.29%
	T. Rowe Price Associates, Inc.	0.38%
	Wellington Management Company, LLP (3)	0.25%

Growth	Atlanta Capital Management Company, LLC	0.30%
	Columbus Circle Investors	0.33%
	Victory Capital Management, Inc.	0.26%
	Westfield Capital Management Company, L.P.	0.32%

Select Value	Artisan Partners Limited Partnership	0.55%
	Systematic Financial Management, L.P.	0.40%
	WEDGE Capital Management LLP	0.49%

Aggressive Opportunities	Southeastern Asset Management, Inc.	0.58%
	SSgA Funds Management, Inc.	0.03%
	TimesSquare Capital Management, LLC	0.50%
	Wells Capital Management Inc.	0.43%

Discovery	Payden & Rygel	0.15%
	Wellington Management Company, LLP	0.73%

THE VANTAGEPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (Continued)

Fund	Subadviser	Actual Fee as a Percentage of Average Daily Net Assets (net of any subadviser fee waivers)
International	Artisan Partners Limited Partnership	0.64%
	GlobeFlex Capital, LP	0.40%
	Mondrian Investment Partners Limited	0.43%
	Walter Scott & Partners Limited (4)	0.52%

Diversifying Strategies	Calamos Advisers LLC (5)	0.53%
	Mellon Capital Management Corporation	0.33%
	Oaktree Capital Management, L.P. (5)	0.50%
	Payden & Rygel (Enhanced Cash) (6)	0.10%
	Payden & Rygel (Enhanced Equity) (6)	0.15%
	Payden & Rygel (Low Duration-Plus Fixed Income)	0.10%
	Shenkman Capital Management, Inc.	0.38%
	SSgA Funds Management, Inc. (6)	0.03%

Core Bond Index	Mellon Capital Management Corporation	0.01%

500 Stock Index	Mellon Capital Management Corporation	0.01%

Broad Market Index	Mellon Capital Management Corporation	0.01%

Mid/Small Company Index	Mellon Capital Management Corporation	0.01%

Overseas Equity Index	Mellon Capital Management Corporation	0.04%

(1)	Effective May 1, 2014, Oaktree Capital Management, L.P. became a subadviser to the High Yield Fund.

(2)	Effective February 4, 2014, Barrow Hanley Mewhinney & Strauss, LLC ceased serving as a subadviser to the Equity Income Fund and SSgA Funds Management, Inc. and Wellington Management Company, LLP became subadvisers to the Equity Income Fund.

(3)	Effective February 5, 2014, the fee schedule charged by Wellington Management Company, LLP to the Growth & Income Fund was amended and the percentage shown above represents a blended rate of the previous fee schedule and the new fee schedule.

(4)	Effective June 20, 2014, the fee schedule charged by Walter Scott & Partners Limited to the International Fund was amended and the percentage shown above represents a blended rate of the previous fee schedule and the new fee schedule.

(5)	Effective February 4, 2014, Calamos Advisers, LLC ceased serving as a subadviser and Oaktree Capital Management, L.P. became a subadviser to the Diversifying Strategies Fund.

(6)	Effective May 1, 2014, Mellon Capital Management ceased serving as a subadviser to the Diversifying Strategies Fund SSgA Funds Management, Inc. became a subadviser to the Diversifying Strategies Fund and Payden & Rygel began managing the enhanced equity strategy for the Diversifying Strategies Fund. Effective that date, Payden & Rygel also ceased managing the enhanced cash strategy for the Diversifying Strategies Fund.

Expenses

The Model Portfolio Funds and Milestone Funds incur fees and expenses indirectly as shareholders in their respective underlying funds. Because the underlying funds have varied expense and fee levels and the Model Portfolio and Milestone Funds may own different proportions of such funds at different times, the amount of fees and expenses indirectly incurred by the Model Portfolio and Milestone Funds will vary.

Fee Waivers

VIA will waive its management fee or reimburse expenses to the extent necessary as a result of any increase in subadvisory fees payable by the Growth Fund that would cause the aggregate management and subadvisory fees of the

THE VANTAGEPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (Continued)

Growth Fund to exceed 0.54% as a result of subadvisory changes. This commitment will continue until such time as shareholders approve an increase in this limit. For the six month period ended June 30, 2014 no waiver or reimbursement was required.

From September 10, 2012 through April 30, 2014, VIA contractually agreed to waive fees or reimburse expenses (other than the extraordinary expenses) of the Milestone 2050 Fund to limit the fund’s total annual operating expenses to 0.85% for the TM Shares and 1.10% for the Investor M Shares. For the six month period ended June 30, 2014, the waiver or reimbursement was $15,448.

For the Index Funds, VTA has contractually agreed to waive a portion of its fees (0.05% of daily net assets) of the T Shares beginning March 1, 2013 through April 30, 2015. For the six month period ended June 30, 2014 the amount of this waiver for the Core Bond Index Fund was $337,665, 500 Stock Index Fund was $152,241, Broad Market index Fund $184,308 Mid/Small Company Index Fund was $169,583, and Overseas Equity Index Fund $70,153.

T. Rowe Price Associates, Inc. (“T. Rowe Price”) voluntarily waives a portion of its aggregate subadvisory fees for the Growth & Income and Equity Income Funds. These voluntary fee waivers were first implemented on May 1, 2003. The fee for each fund managed by T. Rowe Price is voluntarily reduced by the following percentages, which are determined based on the total amount of assets managed by T. Rowe Price for the Company: a 2.5% waiver on the first $500 million in total assets provided the total amount of assets managed by T. Rowe Price is between $250 and $500 million and a 5% waiver on total assets above $500 million. For the six month period ended June 30, 2014, the fee waiver for the Growth & Income Fund totaled $31,756 and the fee waiver for the Equity Income Fund totaled $49,269.

Walter Scott voluntarily reduced its subadvisory fee from April 1, 2014 through June 20, 2014 so that its fee for the International Fund is a flat 0.50% of the average daily market value of the assets managed in the International Fund. This waiver totaled $21,644 for six month period ended June 30, 2014. Mellon Capital Management Corporation has agreed to reduce its subadvisory fee through February 4, 2015 so that its fee for the Diversifying Strategies Fund does not exceed 0.325% of the average daily market value of the assets managed in the Diversifying Strategies Fund. This waiver totaled $217,462 for six month period ended June 30, 2014.

5.	Investment Portfolio Transactions

Purchases and sales of investments, exclusive of short-term securities, for each fund for the six month period ended June 30, 2014 were as follows:

	U.S. Government Obligations		Other Securities
Fund	Purchases at Cost	Sales Proceeds	Purchases at Cost	Sales Proceeds
Low Duration Bond	$175,053,281	$91,666,871	$185,051,204	$103,467,265
Inflation Focused	20,405,447	20,399,068	167,969,378	284,611,353
High Yield	24,714,844	—	311,267,381	1,945,038
Equity Income	—	—	1,017,711,977	1,198,164,586
Growth & Income	—	—	227,202,483	366,712,981
Growth	—	—	519,020,582	645,014,027
Select Value	—	—	168,010,802	192,561,905
Aggressive Opportunities	—	—	296,670,630	440,429,381
Discovery	66,438,047	67,062,411	88,352,752	83,243,222
International	—	—	299,509,729	262,241,463
Diversifying Strategies	244,269,561	212,314,287	483,608,982	496,482,446
Core Bond Index	438,244,663	330,145,410	1,062,068,059	836,697,081
500 Stock Index	—	—	9,611,712	32,269,747
Broad Market Index	—	—	33,711,558	18,534,978
Mid/Small Company Index	—	—	66,122,149	72,716,561
Overseas Equity Index	—	—	31,612,053	12,596,741
Model Portfolio Conservative Growth	—	—	183,829,033	191,627,508
Model Portfolio Traditional Growth	—	—	238,323,048	253,332,235

THE VANTAGEPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (Continued)

	U.S. Government Obligations		Other Securities
Fund	Purchases at Cost	Sales Proceeds	Purchases at Cost	Sales Proceeds
Model Portfolio Long-Term Growth	$—	$—	$228,148,067	$259,973,314
Model Portfolio All-Equity Growth	—	—	70,966,114	82,263,550
Milestone Retirement Income	—	—	108,500,807	105,152,404
Milestone 2010	—	—	93,336,299	94,102,600
Milestone 2015	—	—	171,821,527	168,771,158
Milestone 2020	—	—	163,254,197	122,951,668
Milestone 2025	—	—	122,669,551	86,765,923
Milestone 2030	—	—	109,303,617	76,901,086
Milestone 2035	—	—	81,333,641	57,040,693
Milestone 2040	—	—	83,899,226	61,353,478
Milestone 2045	—	—	41,538,714	26,109,905
Milestone 2050	—	—	16,110,090	7,317,954

6.	Tax Basis Unrealized Appreciation (Depreciation)

As of June 30, 2014, net unrealized appreciation (depreciation) on investments was as follows:

Fund	Federal Income Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Tax Basis Net Unrealized Appreciation/ (Depreciation)
Low Duration Bond	$778,107,237	$6,946,165	$689,967	$6,256,198
Inflation Focused	514,572,332	13,320,976	3,338,644	9,982,332
High Yield	382,481,377	2,031,151	772,070	1,259,081
Equity Income	1,932,509,505	522,184,002	13,622,411	508,561,591
Growth & Income	1,224,031,561	484,901,881	7,224,821	477,677,060
Growth	1,733,836,899	611,355,987	11,260,880	600,095,107
Select Value	399,967,555	100,320,712	5,288,762	95,031,950
Aggressive Opportunities	911,026,585	273,078,139	10,185,100	262,893,039
Discovery	281,378,041	33,192,768	4,152,915	29,039,853
International	1,314,732,107	290,802,956	34,123,342	256,679,614
Diversifying Strategies	1,048,199,053	35,102,824	3,823,449	31,279,375
Core Bond Index	1,824,707,182	42,170,944	10,754,566	31,416,378
500 Stock Index	402,727,656	300,097,873	4,598,472	295,499,401
Broad Market Index	482,725,242	400,603,506	20,817,544	379,785,962
Mid/Small Company Index	591,332,980	233,282,932	19,178,663	214,104,269
Overseas Equity Index	295,535,107	61,537,060	21,023,109	40,513,951
Model Portfolio Conservative Growth	616,521,294	59,722,263	1,265,065	58,457,198
Model Portfolio Traditional Growth	1,473,892,479	274,857,242	273,348	274,583,894
Model Portfolio Long-Term Growth	1,841,704,357	454,297,957	—	454,297,957
Model Portfolio All-Equity Growth	745,644,437	224,861,811	—	224,861,811
Milestone Retirement Income	324,461,124	15,185,828	1,705,650	13,480,178
Milestone 2010	280,540,544	21,147,982	1,356,886	19,791,096
Milestone 2015	534,694,731	48,450,791	567,796	47,882,995
Milestone 2020	641,051,423	78,787,311	496,223	78,291,088
Milestone 2025	527,280,667	76,843,910	94,176	76,749,734
Milestone 2030	426,525,989	69,405,541	47,907	69,357,634
Milestone 2035	292,471,629	53,117,079	31,068	53,086,011
Milestone 2040	279,209,619	56,772,833	51,493	56,721,340
Milestone 2045	103,800,137	16,321,960	—	16,321,960
Milestone 2050	30,388,138	2,538,674	—	2,538,674

THE VANTAGEPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (Continued)

7.	Portfolio Securities Loaned

Certain funds lend securities to approved borrowers to seek to earn additional income. As of June 30, 2014 certain funds had loaned securities, which were collateralized by cash or other forms of collateral at least equal to the market value of the securities loaned as provided for in the Company’s Securities Lending Agency Agreement with JPMorgan Chase Bank, N.A. The funds receive dividends and interest on the loaned securities and a portion of interest earned on reinvested collateral. All securities loaned are marked to market daily in U.S. dollars and collateral is received and released accordingly on the following day to achieve the required collateralization for the previous day’s market value. The fund may terminate a loan at any time and generally expects to receive the securities loaned within the normal settlement period for the security involved. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in collateral in the event of default or insolvency of the borrower. The fund may not retain voting rights on securities while they are on loan. Voting rights on the loaned securities may pass to the borrower. The funds, however, are entitled to terminate or recall the loans to vote proxies or otherwise obtain rights to vote or consent with respect to a material event.

The funds will be indemnified by the custodian for securities lending programs conducted through the custodian if, at the time of a default by a borrower, some or all of the loaned securities have not been returned by the borrower. The custodian, as soon as practicable after the time of default, shall deposit in the funds’ accounts securities of the same number, issue, type, class and series of the unreturned loaned securities. If the custodian is unable to purchase replacement securities, it will credit to the funds’ accounts an amount equal to the market value of the unreturned loaned securities. For purposes of calculating the amount of credit to a fund’s account, the market value of U.S. securities will be determined as of the date on which the custodian posts the credit to the fund and the market value of the U.S. securities may be more or less than it was on the date the securities were due to be returned to the fund.

For non-U.S. securities, the market value of the securities to be credited to a fund is determined as of the date the securities were due to be returned to the fund.

The market value of the securities on loan and the value of the related collateral as of June 30, 2014, were as follows:

Fund	Securities on Loan	Collateral	Collateralization
Low Duration Bond	$12,817,123	$13,081,190	102%
High Yield Fund	30,904,395	31,497,398	102%
Equity Income	33,277,768	33,993,761	102%
Growth & Income	10,144,636	10,291,002	101%
Growth	34,451,961	35,000,669	102%
Select Value	20,180,854	20,558,819	102%
Aggressive Opportunities	33,270,188	33,745,959	101%
Discovery	19,476,514	20,174,319	104%
International	36,191,368	37,947,452	105%
Core Bond Index	21,979,628	22,401,413	102%
500 Stock Index	5,298,511	5,419,809	102%
Broad Market Index	20,196,486	20,441,348	101%
Mid/Small Company Index	54,778,457	56,194,607	103%
Overseas Equity Index	8,036,515	8,417,319	105%

8.	Transactions with Affiliated Funds

As of June 30, 2014, the Model Portfolio Funds and Milestone Funds held investments in a number of the other Vantagepoint Funds. The figures presented below represent the percentages of shares outstanding in each of the underlying funds owned by the Model Portfolio and Milestone Funds on June 30, 2014:

Vantagepoint Fund	Model Portfolio Conservative Growth	Model Portfolio Traditional Growth	Model Portfolio Long-Term Growth	Model Portfolio All-Equity Growth	Milestone Retirement Income
Low Duration Bond	24.01%	21.60%	0.00%	0.00%	11.47%
Inflation Focused	9.70%	11.26%	0.00%	0.00%	6.79%

THE VANTAGEPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (Continued)

Vantagepoint Fund	Model Portfolio Conservative Growth	Model Portfolio Traditional Growth	Model Portfolio Long-Term Growth	Model Portfolio All-Equity Growth	Milestone Retirement Income
High Yield	17.90%	23.18%	18.65%	0.00%	5.20%
Equity Income	2.07%	8.08%	14.12%	9.28%	1.04%
Growth & Income	2.12%	11.79%	19.93%	9.91%	1.48%
Growth	1.43%	6.89%	11.07%	5.93%	0.41%
Select Value	3.68%	16.79%	33.31%	20.99%	0.25%
Aggressive Opportunities	0.84%	4.73%	10.10%	7.89%	0.11%
Discovery	3.35%	16.17%	29.91%	21.01%	0.42%
International	2.78%	12.49%	20.91%	10.65%	1.38%
Diversifying Strategies	5.67%	19.53%	27.69%	0.00%	2.20%
Core Bond Index	6.65%	16.75%	16.36%	0.00%	4.20%
Mid/Small Index	0.00%	0.00%	0.00%	0.00%	1.84%

Vantagepoint Fund	Milestone 2010	Milestone 2015	Milestone 2020	Milestone 2025	Milestone 2030
Low Duration Bond	7.17%	12.12%	9.67%	5.82%	1.89%
Inflation Focused	5.43%	6.96%	5.49%	1.73%	0.55%
High Yield	4.56%	7.40%	8.40%	6.90%	4.41%
Equity Income	1.09%	2.46%	3.67%	3.67%	3.42%
Growth & Income	1.26%	2.67%	3.98%	3.63%	3.06%
Growth	0.70%	1.64%	2.31%	2.31%	2.31%
Select Value	0.17%	0.62%	0.92%	0.88%	0.83%
Aggressive Opportunities	0.07%	0.26%	0.39%	0.36%	0.35%
Discovery	0.29%	1.03%	1.54%	1.44%	1.38%
International	1.42%	3.35%	4.81%	4.58%	4.38%
Diversifying Strategies	2.80%	6.78%	8.66%	8.17%	6.89%
Core Bond Index	3.83%	6.62%	8.21%	5.60%	3.96%
Mid/Small Index	2.01%	4.19%	6.22%	5.85%	5.61%

Vantagepoint Fund	Milestone 2035	Milestone 2040	Milestone 2045	Milestone 2050
Low Duration Bond	0.17%	0.00%	0.00%	0.00%
Inflation Focused	0.07%	0.00%	0.00%	0.00%
High Yield	1.90%	1.06%	0.33%	0.09%
Equity Income	2.81%	3.13%	1.20%	0.33%
Growth & Income	2.44%	2.47%	0.81%	0.22%
Growth	1.73%	1.82%	0.73%	0.20%
Select Value	0.65%	0.69%	0.25%	0.07%
Aggressive
Opportunities	0.27%	0.29%	0.11%	0.03%
Discovery	1.08%	1.14%	0.41%	0.11%
International	3.48%	3.69%	1.35%	0.37%
Diversifying Strategies	4.80%	4.67%	1.67%	0.46%
Core Bond Index	1.82%	0.61%	0.00%	0.00%
Mid/Small Index	4.38%	4.63%	1.69%	0.46%

9.	Control Persons and Principal Holders of Securities

A majority of the voting shares of each fund are held either directly, or indirectly through the Model Portfolio Funds and the Milestone Funds, by VantageTrust, a group trust sponsored and maintained by VantageTrust Company, LLC (“Trust Company”), 777 N. Capitol Street, N.E., Washington, DC 20002. VantageTrust was established for the purpose of holding and investing the assets of public sector retirement and deferred compensation plans. The Trust Company, a New Hampshire non-depository banking company, has the power to vote the shares of the funds

THE VANTAGEPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (Continued)

directly held by VantageTrust and pursuant to the proxy voting policies adopted by the Company’s Adviser (“Adviser”), the Adviser generally will seek instructions from the board of directors of the Trust Company on how to vote the shares of the underlying Funds held by the Model Portfolio Funds and the Milestone Funds, and will cast such votes in accordance with the instructions received. The Trust Company, therefore, directly or indirectly has the power to vote more than 25% of each fund’s voting securities and is therefore considered a “control person” of the funds for purposes of the 1940 Act. Both the Trust Company and the Funds’ Adviser are wholly owned subsidiaries of ICMA-RC. As a control person of each fund, the Trust Company has the ability to control the outcome of matters submitted to the vote of shareholders. The following represents the percentage of total shares outstanding in each of the funds held, directly or indirectly, by VantageTrust as of June 30, 2014:

Fund	% owned by VantageTrust
Low Duration Bond	78.49%
Inflation Focused	79.92%
High Yield	86.58%
Equity Income	90.84%
Growth & Income	86.00%
Growth	94.32%
Select Value	92.24%
Aggressive Opportunities	95.19%
Discovery	91.86%
International	86.72%
Diversifying Strategies	87.34%
Core Bond Index	87.05%
500 Stock Index	94.14%
Broad Market Index	81.70%
Mid/Small Company Index	87.86%
Overseas Equity Index	94.89%
Model Portfolio Conservative Growth	84.14%
Model Portfolio Traditional Growth	92.27%
Model Portfolio Long-Term Growth	94.83%
Model Portfolio All-Equity Growth	94.56%
Milestone Retirement Income	73.52%
Milestone 2010	75.34%
Milestone 2015	80.58%
Milestone 2020	84.27%
Milestone 2025	83.83%
Milestone 2030	82.29%
Milestone 2035	80.83%
Milestone 2040	81.43%
Milestone 2045	75.51%
Milestone 2050	72.37%

THE VANTAGEPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (Continued)

Principal Holders. Below are the names, addresses, and percentage of ownership of each person (or entity) that owns of record or is known to own beneficially 5% or more of any class of any Fund’s outstanding shares as of June 30, 2014:

Name	Address	Fund and Class	Percentage Owned
VantageTrust	777 N. Capitol Street, NE Washington, DC 20002	Low Duration Bond Fund—T Shares	83.54%
		Inflation Focused Fund—T Shares	84.21%
		High Yield Fund—T Shares	86.58%
		Equity Income Fund—T Shares	93.33%
		Growth & Income Fund—T Shares	88.23%
		Growth Fund—T Shares	95.64%
		Select Value Fund—T Shares	94.14%
		Aggressive Opportunities Fund—T Shares	98.08%
		Discovery Fund—T Shares	93.75%
		International Fund—T Shares	87.74%
		Diversifying Strategies Fund—T Shares	87.34%
		Core Bond Index Fund—T Shares	89.79%
		500 Stock Index Fund—T Shares	100.00%
		Broad Market Index Fund—T Shares	87.96%
		Mid/Small Company Index Fund—T Shares	92.66%
		Overseas Index Fund—T Shares	100.00%
		Model Portfolio Conservative Growth Fund—TM Shares	100.00%
		Model Portfolio Traditional Growth Fund—TM Shares	100.00%
		Model Portfolio Long-Term Growth Fund—TM Shares	100.00%
		Model Portfolio All-Equity Growth Fund—TM Shares	100.00%
		Milestone Retirement Income Fund—TM Shares	100.00%
		Milestone 2010 Fund—TM Shares	100.00%
		Milestone 2015 Fund—TM Shares	100.00%
		Milestone 2020 Fund—TM Shares	100.00%
		Milestone 2025 Fund—TM Shares	100.00%
		Milestone 2030 Fund—TM Shares	100.00%
		Milestone 2035 Fund—TM Shares	100.00%
		Milestone 2040 Fund—TM Shares	100.00%
		Milestone 2045 Fund—TM Shares	100.00%
		Milestone 2050 Fund—TM Shares	100.00%

State College Borough General Employees Pension Plan	243 South Allen Street State College, PA 16801	International Fund—Investor Shares Growth Fund—Investor Shares Growth & Income Fund—Investor Shares Equity Income Fund—Investor Shares Broad Market Index Fund—Class II Core Bond Index Fund—Class II	7.33% 12.39% 9.16% 6.10% 15.31% 37.63%

State College Borough Police Pension Plan	243 South Allen Street State College, PA 16801	International Fund—Investor Shares Growth Fund—Investor Shares Growth & Income Fund—Investor Shares Equity Income Fund—Investor Shares Broad Market Index Fund—Class II Core Bond Index Fund—Class II	8.30% 14.04% 10.39% 6.92% 17.36% 42.66%

THE VANTAGEPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (Continued)

Name	Address	Fund and Class	Percentage Owned
ICMA Retirement Corporation	777 N. Capitol Street, NE Washington, DC 20002	Milestone 2050 Fund—Investor M Shares	7.62%

Prudential Retirement & Annuity	One Commercial Plaza 280 Trumbull Street Hartford, CT 06103-3599	Broad Market Index Fund—T Shares Inflation Focused Fund—T Shares	12.04% 7.20%

New York Life Trust Company	169 Lackawanna Ave Parsippany, NJ 07054-1007

Aggressive Opportunities Fund—Investor Shares

International Fund—Investor Shares

Growth & Income Fund—Investor Shares

Equity Income Fund—Investor Shares

Broad Market Index Fund—Class I

Inflation Focused Fund—Investor Shares

Discovery Fund—Investor Shares

Select Value Fund—Investor Shares

Milestone 2040 Fund—Investor M Shares

8.64% 11.19% 6.76% 6.99% 11.66% 9.99% 13.77% 17.73% 5.27%

County of Sacramento	700 H Street Suite 4667 Sacramento, CA 95814

Milestone 2020 Fund—Investor M Shares

Milestone 2025 Fund—Investor M Shares

Milestone 2030 Fund—Investor M Shares

Milestone 2035 Fund—Investor M Shares

Milestone 2040 Fund—Investor M Shares

Milestone 2045 Fund—Investor M Shares

Mid/Small Company Index Fund—Class II

500 Stock Index Fund—Class II

Overseas Equity Index Fund—Class II

7.11% 10.14% 11.79% 15.35% 14.20% 24.79% 12.39% 14.09% 10.46%

County of Orange	333 NW. Santa Anna Blvd. 2nd Floor Santa Ana, CA 92701

Select Value Fund—Investor Shares

Discovery Fund—Investor Shares

Aggressive Opportunities Fund Investor Shares

Overseas Equity Index Fund—Class II

Mid/Small Company Index Fund—Class II

500 Stock Index Fund—Class II

Milestone 2020 Fund—Investor M Shares

Milestone 2025 Fund—Investor M Shares

Milestone 2030 Fund—Investor M Shares

Milestone 2035 Fund—Investor M Shares

Milestone 2040 Fund—Investor M Shares

6.86% 12.27% 5.52% 16.29% 39.20% 56.06% 5.06% 6.37% 6.08% 6.14% 6.06%

Orange County Library District	101 East Central Blvd. Orlando, FL 32801	Low Duration Bond Fund—Investor Class Overseas Equity Index Fund—Class II Mid/Small Company Index Fund—Class II Broad Market Index Fund—Class II	5.67% 65.17% 25.45% 27.58%

City of St. Charles	200 North Second Street St. Charles, MO 63301	Core Bond Index Fund—Class II	7.12%

City of San Ramon	2226 Camino Ramon San Ramon, CA 94582	Model Portfolio Conservative Growth Fund— Investor M Shares Model Portfolio Long-Term Growth Fund— Investor M Shares	7.92% 8.80%

City of San Pablo	1 Alvarado Square San Pablo, CA 94086	Model Portfolio Long-Term Growth Fund— Investor M Shares	6.12%

THE VANTAGEPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (Continued)

Name	Address	Fund and Class	Percentage Owned
Delta Charter Township	7710 W. Saginaw Hwy Lansing, MI 48917	Model Portfolio Conservative Growth Fund— Investor M Shares	7.92%

City of Port St.Lucie	121 S.W. Port St. Lucie Blvd. Port St. Lucie, FL 34984	Low Duration Bond Fund—Investor Class Broad Market Index Fund—Class II	6.25% 29.77%

City of Glendale—Management	141North Glendale Suite 346 Glendale, CA 91206	500 Stock Index Fund—Class II	12.75%

City of Glendale— Fire	141North Glendale Suite 346 Glendale, CA 91206	500 Stock Index Fund—Class II	9.23%

Town of Concord	P.O. Box 535 Concord, MA 01742	Milestone 2030 Fund—Investor M Shares	6.58%

City of Mill Valley	26 Corte Madera Avenue MillValley, CA 94941	Model Portfolio Conservative Growth Fund Investor M Shares	5.37%

City of Gaithersburg	31 South Summit Avenue Gaithersburg, MD 20877	Model Portfolio Long-Term Growth Fund Investor M Shares	5.35%

10.	Rebates of Brokerage Commissions

VIA has entered into agreements with brokers whereby the brokers will rebate a portion of the funds’ brokerage commissions on behalf of certain funds. Such amounts, under such agreements, are included in net realized gain (loss) on the sale of investments presented in the Statements of Operations. For the six month period ended June 30, 2014, the funds recaptured the following amounts of brokerage commissions:

Fund	Recaptured Brokerage Commissions
Equity Income	$9,604
Growth & Income	53,744
Growth	108,167
Select Value	41,785
Aggressive Opportunities	45,698
Discovery	12,427
International	94,758

11.	Subsequent Events

Management has evaluated events or transactions that may have occurred since June 30, 2014, that would merit recognition or disclosure in the financial statements. Subsequent events occurring after the date of this report have been evaluated for potential impact to this report through the date the financial statements were issued. There were no subsequent events that required disclosure.

12.	Capital Stock Authorization

The Company’s Amended Declaration of Trust permits it to issue an unlimited number of full and fractional shares of beneficial interest of each fund, without par value, and to divide or combine the shares of any series into a greater or lesser number of shares of that fund without thereby changing the proportionate beneficial interests in that fund and to divide such shares into classes. Each share of a class of a fund represents an equal proportional interest in the fund with each other share in the same class.

THE VANTAGEPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (Continued)

13.	Tax Disclosure

The Company received updated information concerning the tax character of distributions made by certain issuers during 2013, and as a result, pursuant to Section 852 of the Internal Revenue Code, has modified its reported designation of capital gain dividends for the year ended December 31, 2013, as follows:

Fund	Long Term Capital Gain Dividend
Equity Income	$106,487,039
Growth & Income	111,871,011
Mid/Small Company Index	44,765,925
All-Equity Growth	7,618,003
Conservative Growth	9,532,600
Long-Term Growth Fund	44,657,887
Traditional Growth Fund	28,998,490
Milestone 2010 Fund	8,517,077
Milestone 2015 Fund	12,368,623
Milestone 2020 Fund	13,472,977
Milestone 2025 Fund	9,905,891
Milestone 2030 Fund	8,909,547
Milestone 2035 Fund	7,101,650
Milestone 2040 Fund	10,050,465
Milestone 2045 Fund	3,731,849
Milestone Retirement Income Fund	5,076,434

THE VANTAGEPOINT FUNDS

Additional Information (Unaudited)

A.	Subadviser Fees

Presented below are the fees paid by each fund to subadvisers during the six month period ended June 30, 2014. Fees are shown as an annual percentage of average net assets under management. The total dollars below represent amounts paid to subadvisers for services performed during the period July 1, 2013 through March 31, 2014.

Fund	Subadviser	Actual Fee as a Percentage of Average Daily Net Assets (net of any subadviser fee waivers)	Dollars Paid
Low Duration Bond	Payden & Rygel	0.09%	$144,949
	Schroder Investment Management North America Inc.	0.17%	268,992

Inflation Focused	Pacific Investment Management Company, LLC	0.20%	292,340
	BlackRock Financial Management, Inc.	0.10%	146,462

High Yield	Oaktree Capital Management, L.P. (1)	0.50%	—

Equity Income	Barrow, Hanley, Mewhinney & Strauss, LLC	0.21%	571,706
	T. Rowe Price Associates, Inc.	0.30%	1,219,906
	Southeastern Asset Management, Inc.	0.52%	1,874,163
	SSgA Funds Management, Inc. (2)	0.03%	16,180
	Wellington Management Company, LLP (2)	0.25%	222,110

Growth & Income	Fiduciary Management, Inc.	0.29%	797,227
	T. Rowe Price Associates, Inc.	0.38%	787,622
	Wellington Management Company, LLP (3)	0.25%	894,002

Growth	Atlanta Capital Management Company, LLC	0.30%	662,552
	Columbus Circle Investors	0.33%	926,495
	Victory Capital Management, Inc.	0.26%	726,431
	Westfield Capital Management Company, L.P.	0.32%	1,100,845

Select Value	Artisan Partners Limited Partnership	0.55%	415,368
	Systematic Financial Management, L.P	0.40%	307,435
	WEDGE Capital Management LLP	0.49%	380,685

Aggressive Opportunities	Southeastern Asset Management, Inc.	0.58%	506,070
	SSgA Funds Management, Inc.	0.03%	59,209
	TimesSquare Capital Management, LLC	0.50%	890,291
	Wells Capital Management Inc.	0.43%	647,181

Discovery	Payden & Rygel	0.15%	98,334
	Wellington Management Company, LLP	0.73%	489,791

International	Artisan Partners Limited Partnership	0.64%	779,923
	GlobeFlex Capital, LP	0.40%	782,344
	Mondrian Investment Partners Limited	0.43%	1,012,122
	Walter Scott & Partners Limited (4)	0.52%	758,177

Diversifying Strategies	Calamos Advisers LLC (5)	0.53%	377,388
	Mellon Capital Management Corporation (6)	0.33%	323,157
	Oaktree Capital Management, L.P. (5)	0.50%	163,904
	Payden & Rygel (Enhanced Cash) (6)	0.10%	85,342
	Payden & Rygel (Enhanced Equity) (6)	0.15%	—
	Payden & Rygel (Low Duration-Plus Fixed Income)	0.10%	183,805
	Shenkman Capital Management, Inc.	0.38%	534,229
	SSgA Funds Management, Inc. (6)	0.03%	—

THE VANTAGEPOINT FUNDS

Additional Information (Unaudited) — (Continued)

Fund	Subadviser	Actual Fee as a Percentage of Average Daily Net Assets (net of any subadviser fee waivers)	Dollars Paid
Core Bond Index	Mellon Capital Management Corporation	0.01%	$64,601

500 Stock Index	Mellon Capital Management Corporation	0.01%	31,864

Broad Market Index	Mellon Capital Management Corporation	0.01%	52,301

Mid/Small Company Index	Mellon Capital Management Corporation	0.01%	49,700

Overseas Equity Index	Mellon Capital Management Corporation	0.04%	58,181

(1)	Effective May 1, 2014, Oaktree Capital Management, L.P. became a subadviser to the High Yield Fund.

(2)	Effective February 4, 2014, Barrow Hanley Mewhinney & Strauss, LLC ceased serving as a subadviser to the Equity Income Fund and SSgA Funds Management, Inc. and Wellington Management Company, LLP became subadvisers to the Equity Income Fund.

(3)	Effective February 5, 2014, the fee schedule charged by Wellington Management Company, LLP to the Growth & Income Fund was amended and the percentage shown above represents a blended rate of the previous fee schedule and the new fee schedule.

(4)	Effective June 20, 2014, the fee schedule charged by Walter Scott & Partners Limited to the International Fund was amended and the percentage shown above represents a blended rate of the previous fee schedule and the new fee schedule.

(5)	Effective February 4, 2014, Calamos Advisers, LLC ceased serving as a subadviser and Oaktree Capital Management, L.P. became a subadviser to the Diversifying Strategies Fund.

(6)	Effective May 1, 2014, Mellon Capital Management ceased serving as a subadviser to the Diversifying Strategies Fund SSgA Funds Management, Inc. became a subadviser to the Diversifying Strategies Fund and Payden & Rygel began managing the enhanced equity strategy for the Diversifying Strategies Fund. Effective that date, Payden & Rygel also ceased managing the enhanced cash strategy for the Diversifying Strategies Fund.

B.	Directors’ Considerations of Investment Advisory and Subadvisory Agreements

The following relates to the consideration by the Board of Directors (“Directors” or “Board”) of The Vantagepoint Funds (“Company”), during the period beginning January 1, 2014 through June 30, 2014, of the approval of the Master Investment Advisory Agreements (“Advisory Agreement” or “Advisory Agreements”) between VIA and each series of the Company (each series, a “Fund” and collectively, the “Funds”), and certain Investment Subadvisory Agreements (“Subadvisory Agreement” or “Subadvisory Agreements”) for the Funds.

Annual Consideration of the Advisory Agreements and Certain Subadvisory Agreements

At a meeting held on February 5, 2014 (“February Meeting”), the Board, including a majority of the Directors who are not “interested persons” as defined in the Investment Company Act of 1940 (“Independent Directors”), approved the continuance of the Advisory Agreements between VIA and each operational Fund on that date. In addition, the Board, including a majority of the Independent Directors, approved the continuance of the Subadvisory Agreements with respect to the following subadvisers and Funds (may be referred to collectively as the “Sub-Advised Funds”): Artisan Partners Limited Partnership (“Artisan”) (International and Select Value Funds); Atlanta Capital Management Company, LLC (“Atlanta Capital”) (Growth Fund); BlackRock Financial Management, Inc. (Inflation Focused Fund)1; Columbus Circle Investors (Growth Fund); Fiduciary Management, Inc. (Growth & Income Fund); GlobeFlex Capital, LP (International Fund); Mellon Capital Management Corporation (“Mellon”) (Diversifying

[1]	Prior to May 1, 2014, the Inflation Focused Fund was named the Inflation Protected Securities Fund.

THE VANTAGEPOINT FUNDS

Additional Information (Unaudited) — (Continued)

Strategies and Index Funds)2; Mondrian Investment Partners Limited (International Fund); Pacific Investment Management Company, LLC (“PIMCO”) (Inflation Focused Fund); Payden & Rygel (Low Duration Bond, Discovery and Diversifying Strategies Funds); Shenkman Capital Management, Inc. (Diversifying Strategies Fund); Southeastern Asset Management, Inc. (Aggressive Opportunities and Equity Income Funds); SSgA Funds Management, Inc. (“SSgA”) (Aggressive Opportunities Fund); Systematic Financial Management, L.P. (Select Value Fund); T. Rowe Price Associates, Inc. (Equity Income and Growth & Income Funds); TimesSquare Capital Management, LLC (Aggressive Opportunities Fund); Walter Scott & Partners Limited (“Walter Scott”) (International Fund); WEDGE Capital Management LLP (Select Value Fund); Wellington Management Company, LLP (“Wellington”) (Growth & Income and Discovery Funds); Wells Capital Management Inc. (Aggressive Opportunities Fund); and Westfield Capital Management Company, L.P. (Growth Fund).

In reaching its decisions, the Board considered the information furnished and discussed throughout the year at regularly scheduled Board or Committee meetings, as applicable, and reviewed and considered the information provided specifically in relation to the annual consideration of the approval of the Advisory Agreements and Subadvisory Agreements.

Information furnished in connection with Board or Investment Committee meetings throughout the year included, among other things, VIA’s analysis of, and presentations given by VIA on, each Fund’s investment performance and the investment performance of the subadvisers, the strategies being used to achieve stated objectives and various reports on the monitoring of the subadvisers, compliance and other services provided by VIA and its affiliates. In preparation for the February Meeting, the Directors requested and received information compiled by Lipper Inc. (“Lipper”), an independent provider of investment company data, on: (i) the investment performance over various time periods of each Fund as compared to a group of comparable funds determined by Lipper (“Lipper peer group”)3; and (ii) the fees and expenses of each Fund as compared to a group of comparable funds determined by Lipper (“Lipper expense group”). Additionally, in response to specific requests from the Independent Directors in connection with the February Meeting, VIA furnished, and the Board considered, a wide variety of information and reports concerning VIA and the subadvisers, including: (1) the nature, extent and quality of services provided to the Funds by VIA (and its affiliates) and by the subadvisers; (2) the level of the advisory and subadvisory fees that are charged to each Fund and a comparison with the fees charged to other clients; (3) profitability information of VIA and its affiliate, Vantagepoint Transfer Agents, LLC (“VTA”), and, to the extent available, certain profitability information of the subadvisers; and (4) VIA’s and each subadviser’s compliance program. The Board also considered information related to potential “fall out” or ancillary benefits enjoyed by VIA or its affiliates and the subadvisers as a result of their relationships with the Funds. In addition to evaluating, among other things, the written information provided by VIA, the Board also considered the answers to questions posed by the Board to representatives of VIA at the February Meeting.

In considering the information and materials described above, the Independent Directors received assistance from, and met separately with, their independent legal counsel and were provided with a written description of their statutory responsibilities and the legal standards that are applicable to approvals of advisory agreements. Although the Advisory Agreements and Subadvisory Agreements for all of the Funds were considered at the same Board meeting, the Directors considered each Fund separately. In view of the broad scope and variety of factors and information, the Directors did not find it practicable to, and did not, assign relative weights to the specific factors considered in reaching their conclusions and determinations to approve the Advisory Agreements and Subadvisory Agreements for an additional year. Rather, the approval determinations were made on the basis of each Director’s business judgment after consideration of all of the factors taken in their entirety. Although not meant to be all-inclusive, the following discusses some of the factors relevant to the Board’s decision to approve the Advisory Agreements and Subadvisory Agreements.

[2]	For purposes of this discussion, the term “Index Funds” refers to the Core Bond Index Fund, 500 Stock Index Fund, Broad Market Index Fund, Mid/Small Company Index Fund and Overseas Equity Index Fund.

[3]	With respect to the Index Funds, at the request of VIA, only other passively managed (pure) index funds were included in each Fund’s Lipper peer group.

THE VANTAGEPOINT FUNDS

Additional Information (Unaudited) — (Continued)

Nature, Extent and Quality of Services

In examining the nature, extent and quality of the services to be provided by VIA, the Directors considered the qualifications, experience and capability of VIA’s management and other personnel and the extent of care and conscientiousness with which VIA performs its duties. In this regard, the Directors considered, among other matters: (a) the asset allocation services provided, and the monitoring of the performance of the underlying funds performed, by VIA with respect to the Model Portfolio Funds4 and the Milestone Funds5; (b) the subadviser selection process and fee negotiation process whereby VIA seeks to achieve an appropriate and competitive level of fee and fee structure, and VIA’s on-going monitoring of the appropriateness and competitiveness of each subadvisory fee and fee structure; (c) the process by which VIA evaluates and monitors the subadvisers, including with respect to portfolio security brokerage and trading practices; (d) VIA’s process for identifying instances where there may be a need to replace a subadviser, reallocate assets, or both, and its process with regard to the efficient and economical implementation of such changes; (e) the cash management services provided to the Sub-Advised Funds; and (f) the nature of the non-investment advisory services provided to the Funds, such as the supervision of the Funds’ other third-party service providers by VIA or its affiliates.

The Board also considered the nature, extent and quality of the services provided to the Funds by VIA’s affiliates, including transfer agency and distribution services. The Board took into account the types of shareholder services provided by VTA in order to satisfy the needs of the Funds’ shareholders.

In addition, the Directors considered information provided by VIA regarding the overall financial strength of VIA and its affiliates and considered the resources and staffing in place with respect to the services provided to the Funds.

With respect to the nature, extent and quality of the investment advisory services provided by each subadviser to the Sub-Advised Funds, the Directors considered each subadviser’s investment management process in managing the assets allocated to it, including the experience and capability of the subadviser’s management and other personnel responsible for the portfolio management of the applicable Fund and compliance with the Fund’s investment policies and restrictions. The Directors also considered the favorable assessment provided by VIA as to the nature and quality of the services provided by each subadviser to the Sub-Advised Funds and the ability of each subadviser to fulfill its contractual obligations with respect to the Sub-Advised Funds.

Based on the totality of the information considered, the Directors concluded that the Funds were likely to benefit from the nature, extent and quality of VIA’s and the subadvisers’ services, as applicable, as well as the services of VIA’s affiliates, and that VIA and its affiliates, as well as the subadvisers, have the ability to continue to provide these services based on their respective experience, operations and current resources.

Investment Performance

The Board placed emphasis on the investment performance of each of the Funds. While consideration was given to performance reports and discussions held at prior Board or Investment Committee meetings, as applicable, particular attention was given to the performance reports provided specifically in connection with the February Meeting. In particular, the Directors reviewed the performance of each Fund over a ten-year period ending June 30, 2013, or shorter period, as applicable, relative to its stated investment objective, benchmark and Lipper peer group. The Directors also considered updated performance information for each Fund relative to its benchmark and, with respect to applicable Funds, its Morningstar, Inc. (“Morningstar”) peer category (“Morningstar peer group”), through October 31, 2013.

In reviewing the performance of the Funds, the Directors considered that for each of the one-, three-, five- and ten-year cumulative periods ended June 30, 2013, or shorter period, as applicable, the performance of each of the

[4]	For purposes of this discussion, the term “Model Portfolio Funds” refers to the Model Portfolio Conservative Growth Fund, Model Portfolio Traditional Growth Fund, Model Portfolio Long-Term Growth Fund and Model Portfolio All-Equity Growth Fund.

[5]	For purposes of this discussion, the term “Milestone Funds” refers to the Milestone Retirement Income Fund, Milestone 2010 Fund, Milestone 2015 Fund, Milestone 2020 Fund, Milestone 2025 Fund, Milestone 2030 Fund, Milestone 2035 Fund, Milestone 2040 Fund, Milestone 2045 Fund and Milestone 2050 Fund.

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following Funds was in one of the first three quintiles of its Lipper peer group for all such periods6: Low Duration Bond Fund; Growth & Income Fund; 500 Stock Index Fund; Mid/Small Company Index Fund; Overseas Equity Index Fund; Model Portfolio Long-Term Growth Fund; Milestone 2010 Fund; Milestone 2015 Fund; Milestone 2020 Fund; Milestone 2025 Fund; Milestone 2030 Fund; Milestone 2035 Fund; Milestone 2040 Fund; Milestone 2045 Fund; and Milestone 2050 Fund. In addition, the Directors considered that for the one-, three-, five- and ten-year cumulative periods ended June 30, 2013, or shorter period, as applicable, the performance of each of the following Funds was in one of the first three quintiles of its Lipper peer group for all but one of those periods: Inflation Focused Fund; Equity Income Fund; Select Value Fund; Aggressive Opportunities Fund; Discovery Fund; International Fund; and Model Portfolio Conservative Growth Fund.

With regard to the performance of the Growth Fund relative to its Lipper peer group, the Board considered that, in order to improve the Fund’s performance, VIA recommended, and the Board approved, changes to the subadvisory structure of the Fund, that were implemented in January 2012. The Directors also considered that the Fund’s performance was in the second and third quintiles of its Lipper peer group for the one- and two-year periods ended June 30, 2013, respectively, and in the third quintile of its Lipper peer group for the calendar year-to-date period ended June 30, 2013. The Board further noted that VIA considered these changes to have been beneficial to the Growth Fund since their implementation through November 29, 2013, based on the Fund’s performance versus its Morningstar peer group and benchmark.

With regard to the performance of the Diversifying Strategies Fund relative to its Lipper peer group, the Directors considered that the Fund’s performance was in the second quintile of its Lipper peer group for the since inception period (October 2007) through June 30, 2013, and in the third quintile of its Lipper peer group for the calendar year-to-date period ended June 30, 2013. The Directors also considered VIA’s explanation that the Diversifying Strategies Fund’s performance relative to its Lipper peer group for the three- and five-year periods ended June 30, 2013, was likely due to its more conservative orientation at the asset class level. The Directors also considered that the Fund outperformed its Morningstar peer group median for the calendar year-to-date and one- and five-year periods ended June 30, 2013. Furthermore, the Directors considered that, in order to improve the Diversifying Strategies Fund’s risk/return profile and performance, VIA recommended, and the Board approved at its December 3, 2013 meeting, certain principal investment strategy and subadviser changes, with certain changes to be implemented in February 2014 and certain changes to be implemented in May 2014.

With regard to the performance of the Core Bond Index Fund and the Broad Market Index Fund relative to their respective Lipper peer groups, the Directors considered VIA’s explanation regarding the impact on the relative performance of the Class I shares of each Index Fund of including institutional share classes, which typically have lower fees, in each Fund’s Lipper peer group, as index fund performance rankings are largely driven by fees. With respect to the performance of the Core Bond Index Fund relative to its Lipper peer group, the Directors also considered that the performance of the Class II Shares of the Fund was in the third quintile of its Lipper peer group for the calendar year-to-date and one- and three-year periods ended June 30, 2013. With respect to the performance of the Broad Market Index Fund relative to its Lipper peer group, the Directors also considered that the performance of the Class II Shares of the Fund was in the third quintile of its Lipper peer group for the three- and ten-year periods ended June 30, 2013. In addition, the Board took into consideration VIA’s assessment that each of the Index Funds performed as expected relative to its benchmark when taking into account fees and expenses of the Fund.

With respect to the performance of the Model Portfolio Traditional Growth Fund relative to its Lipper peer group, the Directors considered that the Fund’s performance was in the third quintile of its Lipper peer group for the calendar year-to-date and five- and ten-year periods ended June 30, 2013. The Directors also considered VIA’s explanation that the Model Portfolio Traditional Growth Fund’s performance relative to its Lipper peer group over the other periods was likely due to characteristics within the asset classes in which the Fund was invested. The Directors also considered that the Fund outperformed its Morningstar peer group median for the calendar year-to-date period ended June 30, 2013.

[6]	For purposes of the following discussion, the performance of the Funds refers to the Investor Shares of the Sub-Advised Funds (excluding the Index Funds and the Diversifying Strategies Fund), the Class I and Class II Shares of the Index Funds, the T Shares of the Diversifying Strategies Fund and the Investor M Shares of the Model Portfolio Funds and Milestone Funds.

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With respect to the performance of the Model Portfolio All-Equity Growth Fund relative to its Lipper peer group, the Directors considered that the Fund’s performance was in the third quintile of its Lipper peer group for the ten-year period ended June 30, 2013. The Directors also considered VIA’s explanation that the Model Portfolio All-Equity Growth Fund’s performance relative to its Lipper peer group over the other periods was likely due to characteristics within the asset classes in which the Fund was invested. The Directors also considered that the Fund outperformed its Morningstar peer group median for the ten-year period ended June 30, 2013.

With respect to the Milestone Retirement Income Fund, the Directors considered that the Fund’s performance relative to its Lipper peer group was in the first quintile for the calendar year-to-date period ended June 30, 2013, and in the second quintile for the one-year and since-inception (April 2006) periods through June 30, 2013. The Directors also considered VIA’s explanation that the Milestone Retirement Income Fund’s performance relative to its Lipper peer group over the other periods was likely due to its conservative orientation and characteristics within the asset classes in which the Fund was invested. The Directors also considered that the Fund outperformed its Morningstar peer group median for the calendar year-to-date period ended June 30, 2013.

In addition, with regard to the Model Portfolio Funds and Milestone Funds, in order to improve the risk/return profile and performance of each Fund, VIA recommended, and the Board approved at the February Meeting, certain principal investment strategy, target allocation and asset class changes with regard to the underlying funds in which these Funds invest, with such changes to be implemented in May 2014. For the Sub-Advised Funds, the Directors also considered VIA’s assessment of the performance record of each subadviser with respect to the assets of the Fund it manages and the reasons supporting VIA’s recommendation to approve each Subadvisory Agreement for an additional one-year period.

Fund Expenses, Costs of Services, Economies of Scale and Related Benefits

Management Fees and Expenses. The Board considered the fees payable under each Advisory Agreement and under each Subadvisory Agreement for the Sub-Advised Funds. The Board reviewed the information compiled by Lipper comparing each Fund’s contractual management fee rate (at common asset levels based on the Fund’s total net assets as of June 30, 2013) and actual management fee rate (which includes the effect of any fee waivers/reimbursements) as a percentage of total assets—these fee rates include advisory, subadvisory and administrative service fees—to other funds in its Lipper expense group.7 Based on the data provided on management fee rates, on a Fund-by-Fund basis, the Board noted that: (i) each Fund’s contractual management fee rate at a common asset level, was at or lower than the median of its Lipper expense group, except for the Core Bond Index Fund (Class I), 500 Stock Index Fund (Class I), Mid/Small Company Index Fund (Class I), Model Portfolio Traditional Growth Fund (Investor M), Model Portfolio Long-Term Growth Fund (Investor M), Model Portfolio All-Equity Growth Fund (Investor M), and the Investor M shares of each of the Milestone Funds (other than the Milestone 2025, Milestone 2035, Milestone 2045 and Milestone 2050 Funds); and (ii) the actual management fee rate of each Fund was at or lower than the median of its Lipper expense group, except for the Select Value Fund (Investor M), Core Bond Index Fund (Class I), 500 Stock Index Fund (Class I), Broad Market Index Fund (Class I, Class II and T Shares), Mid/Small Company Index Fund (Class I), Model Portfolio Conservative Growth Fund (TM Shares), Model Portfolio Traditional Growth Fund (Investor M and TM Shares), Model Portfolio Long-Term Growth Fund (Investor M), and each share class of each of the Milestone Funds (other than the Investor M Shares of the Milestone Retirement Income, Milestone 2025 and Milestone 2035 Funds and each share class of the Milestone 2040 and Milestone 2050 Funds). With respect to the Select Value Fund, Core Bond Index Fund, 500 Stock Index Fund, Broad Market Index Fund (other than the Class II Shares), Mid-Small Company Index Fund and Milestone 2050 Fund, as well as the other Sub-Advised Funds, the Directors considered that, based on the data provided, each Fund’s actual adviser fee (advisory and subadvisory fee) as a percentage of average net assets for the latest fiscal year was either at or below the median of its Lipper expense group. The Board noted that with respect to the Class II Shares of the Broad Market Index Fund, the actual adviser fee (advisory and subadvisory fee) as a percentage of average net assets for the latest fiscal year was only

[7]	All Lipper expense data for the Funds was based on the June 30, 2013 unaudited semi-annual report data, and actual expense data for the Funds was annualized to reflect a fiscal year end of December 31, 2013. With respect to the Sub-Advised Funds, the Lipper expense group referred to in this discussion was not limited to funds with subadvisory arrangements.]

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..1 basis points above the median. With respect to the Model Portfolio Funds (other than the T Shares of the Model Portfolio Conservative Growth Fund and Model Portfolio All-Equity Growth Fund) and Milestone Funds, the Directors noted that most of the other funds in such Funds’ Lipper expense groups waive a portion of their management fees. In addition, the Board considered that the actual total expense ratio of each Model Portfolio Fund and Milestone Fund was at or lower than the median of its Lipper expense group and noted VIA’s view that it is more relevant to focus on fees at the total expense level because of disparities across the funds comprising the Lipper expense groups in terms of the classification of certain fees and expenses.

The Board also reviewed the information compiled by Lipper comparing each Fund’s total expense ratio to other funds in its Lipper expense group. Based on this comparative expense data, the Board noted that the actual total expense ratio for each Fund (other than the Class I Shares of the Core Bond Index and Broad Market Index Funds) was at or lower than the median of its Lipper expense group. In regard to the Class I Shares of the Core Bond Index Fund and Broad Market Index Fund, the Board noted that the actual total expense ratios of these Funds as reported by Lipper were within 1.5 and 4.9 basis points of their Lipper expense group median, respectively.

The Board also reviewed and considered information about the fee rates charged to other accounts for which VIA’s affiliates provide management and/or investment advisory services, and for which, in some cases, these services are provided in conjunction with administrative and other services,] and took into consideration the differences in services performed for such other accounts as compared to their fee rates.

With regard to the Sub-Advised Funds, the Directors also considered VIA’s assessment, which was based in part on information provided by the subadvisers, that each subadvisory fee reflects the lowest available fee schedule from the respective subadviser for “like accounts.” For this purpose, the term “like accounts” was used by VIA generally to describe other accounts (including other registered and unregistered investment companies, as applicable) that are managed in the same investment style, with similar service requirements and with similar asset levels as the Fund’s portfolio being managed by the subadviser.

With respect to the Growth & Income Fund, the Directors also considered that Wellington had agreed to, and the Board was being asked to approve at the February Meeting, an amendment to the fee schedule of the Fund’s Subadvisory Agreement with Wellington that would reduce the subadvisory fee paid to Wellington, provided that assets under Wellington’s management remain at $300 million or more, effective upon Board approval (“Amended Fee Schedule”). In considering the Amended Fee Schedule, the Board took into consideration that Wellington represented that the Amended Fee Schedule would not affect the nature, quality or scope of the services Wellington provides to the Growth & Income Fund.

For each Sub-Advised Fund, the Directors also considered VIA’s conclusion, and the reasons supporting VIA’s conclusion, that the compensation payable to each subadviser under its respective Subadvisory Agreement is reasonable, appropriate and fair in light of the nature and quality of the services to be provided to the Fund.

The foregoing comparisons assisted the Directors in determining to approve each Advisory Agreement and Subadvisory Agreement by providing them with a basis for evaluating each Fund’s investment advisory fee and total expense ratio on a relative basis.

Profitability. The Board reviewed the materials it received from VIA regarding its revenues and expenses in connection with the services provided to each Fund and the Company as a whole. The Directors considered information regarding VTA’s revenues and expenses relating to the services it provides to each Fund and the Company as a whole. The materials provided in this regard showed, and the Directors acknowledged, that VIA and VTA experienced positive net margins with respect to certain Funds and did not experience positive net margins with respect to other Funds. The Directors also considered the overall net margin levels of VIA and VTA. With respect to the Sub-Advised Funds, the Directors reviewed the subadviser profitability information to the extent available, and took into account VIA’s on-going monitoring of the appropriateness and competitiveness of each subadvisory fee and fee structure, as well as VIA’s assessment that the subadvisory fee rate charged by each subadviser reflects the lowest available fee schedule from the subadviser for like accounts.

Economies of Scale. With respect to whether economies of scale are realized by VIA as a Fund’s assets increase and whether advisory fee levels reflect these economies of scale for the benefit of Fund investors, the Board considered, on

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Additional Information (Unaudited) — (Continued)

a Fund-by-Fund basis, the current level of advisory fee charged and fee structure and concluded that VIA’s fee structure with respect to each Fund was appropriate at this time.

With regard to each Sub-Advised Fund, the Directors considered that the fee schedule relating to each Subadvisory Agreement that the Board was being asked to approve (except for the Subadvisory Agreements with SSgA (Aggressive Opportunities Fund), PIMCO (Inflation Focused Fund), Atlanta Capital (Growth Fund), and Mellon (Diversifying Strategies Fund, Core Bond Index Fund and 500 Stock Index Fund)) includes breakpoints, and these Sub-Advised Funds and their shareholders will benefit from reduced subadvisory fee rates as the assets managed by the relevant subadviser increase, and that this generally represents a recognition that economies are being passed on by the subadviser to the Fund’s shareholders. The Directors also considered that each Subadvisory Agreement was the product of arm’s-length negotiations. The Directors further considered the appropriateness of each subadvisory fee structure in light of VIA’s assessment that each subadvisory fee reflects the lowest available fee schedule from the respective subadviser for like accounts.

With regard to the Amended Fee Schedule with Wellington for the Growth & Income Fund, although it does not provide breakpoints when the Fund’s assets are $300 million or more, the Directors considered that Wellington believes the Amended Fee Schedule reflects the economies of scale inherent in providing investment advice to portfolios similar in asset size to the portion of the Growth & Income Fund managed by Wellington.

“Fall Out” or Ancillary Benefits. The Board considered whether there were any “fall-out” or ancillary benefits that may accrue to VIA and its affiliates and the subadvisers as a result of their relationships with the Funds. The Directors considered VIA’s explanation that fall-out benefits may accrue to VIA or its affiliates as a result of research conducted and advisory services provided to the Funds, including through exposure to the Funds’ subadvisers and their investment research, insight, management styles, investment strategies, resources and personnel. The Directors also considered VIA’s explanation that the knowledge, experience, exposure and relationships gained from managing the Funds’ assets and working with the subadvisers on behalf of the Funds may improve the quality of advisory services provided by VIA to clients of VIA’s parent company and may enhance the experience, skills and reputations of VIA and its investment professionals within the investment management industry. With regard to the subadvisers, the Board considered that certain subadvisers may experience benefits due to their relationships with the Funds, which include reputational and marketing benefits, and may direct Fund brokerage transactions to certain brokers to obtain research and other services. However, the Directors noted that the subadvisers are required to select brokers that meet the Funds’ requirements for seeking best execution, and that VIA monitors and evaluates the subadvisers’ trade execution with respect to the Funds’ brokerage transactions on a regular basis and provides reports to the Board in this regard. The Board concluded that the benefits accruing to VIA and its affiliates and to the subadvisers by virtue of their relationships to the Funds appeared to be reasonable.

After evaluation of the performance, fee and expense information and the profitability, ancillary benefits and other considerations as described above, and in light of the nature, extent and quality of services to be provided by VIA and each subadviser, the Board concluded that the level of fees to be paid to VIA with respect to each Fund, and each subadviser with respect to the Sub-Advised Funds, is reasonable.

In summary, based on the various considerations discussed above, the Board determined that approval of the Advisory Agreement with respect to each Fund and the Subadvisory Agreement with respect to each Sub-Advised Fund was in the best interests of the applicable Fund. As a result, the Board, including a majority of the Independent Directors, approved each Advisory Agreement and Subadvisory Agreement.

Vantagepoint High Yield Fund

Approval of an Advisory Agreement and Subadvisory Agreement for a New Series of the Company

Also at the February Meeting, VIA recommended, and the Board of the Company, including a majority of the Independent Directors, initially approved: (1) the Advisory Agreement between the Company and VIA with respect to a new series of the Company (“High Yield Advisory Agreement”), the Vantagepoint High Yield Fund (“High Yield Fund”); and (2) a Subadvisory Agreement with Oaktree Capital Management, L.P. (“Oaktree”) for the High Yield Fund (“High Yield Subadvisory Agreement”). Before approving the High Yield Advisory Agreement and High Yield

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Subadvisory Agreement, the Board considered the recommendations of, and supporting analyses and data presented by, VIA.

In considering the High Yield Advisory Agreement and High Yield Subadvisory Agreement, the Independent Directors received assistance from, and met separately with, their independent legal counsel and were provided with a written description of their statutory responsibilities and the legal standards that are applicable to approvals of advisory agreements.

With respect to the Board’s initial approval of the High Yield Advisory Agreement, the Directors received written information in advance of or at the February Meeting, including information regarding: (1) the nature, quality and extent of the services to be provided by VIA; (2) the adequacy of the compliance program relating to the High Yield Fund; (3) the level of investment advisory fees to be charged by VIA and the fees charged by VIA to the other series of the Company where subadvisers are employed to manage the assets of the series directly (“actively managed funds”) and other comparative advisory fee data; (4) VIA’s experience as investment adviser to the other actively managed funds and with respect to the investment strategies to be employed by the High Yield Fund; (5) the High Yield Fund’s expected overall investment advisory fee and total expense ratio compared to the institutional shares of a group of mutual funds categorized by Morningstar as high yield bond funds (“High Yield Peer Group”); and (6) the expected costs of the services to be provided and net margin (“profit margin”) to be realized by VIA and its affiliates from its relationship with the High Yield Fund.

In determining to approve the High Yield Advisory Agreement, the Directors considered the information received in advance of, and at, the February Meeting, the presentations made by, and discussions held with, personnel of VIA and the Company’s Chief Compliance Officer (“CCO”), as well as a variety of factors. Although not meant to be all-inclusive, the following discusses some of the factors relevant to the Board’s decision to approve the High Yield Advisory Agreement with VIA.

Nature, Extent and Quality of Services. With respect to the nature, extent and quality of the services expected to be provided by VIA to the High Yield Fund under the High Yield Advisory Agreement, the Directors considered the specific investment services to be provided by VIA, including the subadviser selection and fee negotiation process, the process by which VIA evaluates and monitors subadvisers, the cash management services to be provided to the High Yield Fund and the heightened liquidity oversight with respect to the High Yield Fund’s investments in floating rate loans. They also considered the experience of VIA’s investment management staff with regard to managing the other actively managed funds and the investment strategy to be employed by, and the adequacy of the compliance program for, the High Yield Fund. The Directors concluded that the nature, extent and quality of the investment advisory services expected to be provided by VIA were appropriate for the High Yield Fund in light of its investment objective and strategies and, thus, supported a decision to approve the High Yield Advisory Agreement.

Investment Performance. At the time of the Board’s consideration of the High Yield Advisory Agreement, the High Yield Fund had not commenced operations and, therefore, there was no information for the Directors to evaluate regarding the High Yield Fund’s actual performance.

Advisory Fee, Expense Ratio and Economies of Scale. The Directors considered a comparison of the fee to be paid to VIA by the High Yield Fund with the fee VIA charges to the existing actively managed funds. The proposed fee schedule for the High Yield Fund is higher than VIA’s current fee schedule, which was established at the Company’s inception in 1999, for the existing actively managed funds. The Directors considered VIA’s explanation that its proposed fee schedule for the High Yield Fund was necessary to accommodate the growing costs of providing advisory services resulting from the increased complexity of investment strategies, expanded investment types and regulations and the increasing costs of compliance oversight applicable to the Fund. The Board also considered that VIA expects the type of services it is to provide to the High Yield Fund to be generally comparable to the services it provides to the other actively managed funds; however, VIA stated that certain activities in support of the High Yield Fund would be more concentrated, such as the heightened liquidity oversight that VIA would be required to provide with respect to the High Yield Fund’s investments in floating rate loans. The Directors considered comparative data provided by VIA on the overall investment advisory fee (i.e., investment advisory fees and subadvisory fees) and the total expense ratios of the High Yield Peer Group. The information provided by VIA showed that, for the High Yield Fund’s first year of operation (May 1, 2014 through April 30, 2015) the proposed overall investment advisory fee and expected total expense ratio are expected to be above the average and median of the High Yield Peer Group, and in the fifth quintile

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(the fifth quintile represents funds with the highest investment advisory fees and expense ratios among the High Yield Peer Group). The Directors considered VIA’s explanation that the proposed advisory fee for the High Yield Fund to be paid to VIA would enable VIA to provide the high quality and level of service it provides to the other actively managed funds and to make the necessary investments to operate the Fund over the long-term with reasonable and appropriate profit margins.

The Directors also considered comparative data provided by VIA on the fees that are charged to a group of other open-end high yield funds and retained (as opposed to being paid out to a subadviser) by other advisers that operate under a managers-of-managers structure similar to the High Yield Fund, which was compiled by Lipper (“Lipper advisory expense group”). The information provided by VIA showed that, for the High Yield Fund’s first year of operation (May 1, 2014 through April 30, 2015), the proposed advisory fee to be paid to VIA for the High Yield Fund is expected to be below the median gross advisory fee (before fee waivers) and the average gross advisory fee (before fee waivers) of the Lipper advisory expense group, which included all share classes of a group of open-end high yield funds that have an unaffiliated co-adviser (paid directly by the fund) or subadviser (paid by the adviser).

The foregoing comparisons assisted the Directors in considering the High Yield Advisory Agreement by providing them with a basis for evaluating the proposed investment advisory fee to be paid to VIA and the High Yield Fund’s expected overall investment advisory fee (which includes the proposed subadvisory fees) and total expense ratio on a relative basis.

The Directors reviewed the information provided by VIA regarding the expected costs and profit margins to be realized by VIA (and its affiliates) from its relationship with the High Yield Fund based on current asset projections. In considering the extent to which economies of scale may be realized as the assets of the High Yield Fund increase and whether the proposed fee levels reflect these economies, the Directors considered that, although VIA (and its affiliates) anticipate a positive profit margin initially and going forward, VIA committed to evaluate the appropriateness of incorporating breakpoints into the advisory fee schedule to the extent the High Yield Fund’s assets significantly increase from the asset levels at inception. In addition, the Directors also acknowledged that, as a business matter, VIA is entitled to earn reasonable profits for the services it provides to the High Yield Fund. The Directors concluded that the proposed fee structure is appropriate at this time.

Other Considerations. The Directors also considered the potential “fall-out” or ancillary benefits that may accrue to VIA due to its relationship with the High Yield Fund, including through exposure to Oaktree, the proposed subadviser, and its investment research, insight, management styles, investment strategies, resources and personnel.

Conclusion. After evaluation of the fee and expense information and the profitability, ancillary benefits and other considerations as described above, and in light of the nature, extent and quality of services to be provided by VIA, the Board concluded that the level of fees to be paid to VIA with respect to the High Yield Fund, was reasonable.

After full consideration of the foregoing factors, with no single factor identified as being of paramount importance, the Directors, including a majority of the Independent Directors, concluded that the initial approval of the High Yield Advisory Agreement with VIA is in the best interests of the High Yield Fund and its shareholders, and approved the High Yield Advisory Agreement with, and the fee to be paid to, VIA.

With respect to the Board’s consideration of the High Yield Subadvisory Agreement, the Directors received written information in advance of or at the February Meeting from VIA, which included: (1) the process by which VIA selected and recommended Oaktree for Board approval as a subadviser of the High Yield Fund; (2) the nature, extent and quality of the services that Oaktree would provide to the High Yield Fund; (3) Oaktree’s experience, investment management business, personnel and operations; (4) Oaktree’s brokerage and trading policies and practices; (5) the level of subadvisory fees to be charged to the High Yield Fund by Oaktree and a comparison of those fees to the: (a) standard fee schedule charged by Oaktree for managing other accounts with an investment mandate that is similar to the investment mandate that Oaktree is to employ for the High Yield Fund; and (b) fees charged by a group of U.S. separate account investment managers utilizing a U.S. high yield fixed income mandate; (6) Oaktree’s compliance program; (7) performance information for Oaktree and such performance compared to a relevant benchmark and peer group; (8) the High Yield Fund’s expected overall investment advisory fee and total expense ratio as compared to the High Yield Peer Group; and (9) Oaktree’s financial condition.

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In determining whether to approve the High Yield Subadvisory Agreement, the Directors considered the information received in advance of, and at, the February Meeting, the presentations made by, and discussions held with, personnel of VIA and representatives of Oaktree, and discussions with the CCO, as well as a variety of factors. Although not meant to be all-inclusive, the following discusses some of the factors relevant to the Board’s decision to approve the High Yield Subadvisory Agreement.

Nature, Extent and Quality of Services. With respect to the nature, extent and quality of the services expected to be provided by Oaktree under the High Yield Subadvisory Agreement, the Directors considered the specific investment process to be employed by Oaktree in managing the assets of the High Yield Fund; the qualifications of Oaktree’s investment management personnel with regard to implementing its mandate; performance information provided for Oaktree as compared to a relevant benchmark and peer group; Oaktree’s infrastructure and whether it appeared to adequately support the investment strategy it is to implement for the High Yield Fund; and VIA’s review process and favorable assessment as to the nature, quality and extent of the subadvisory services expected to be provided by Oaktree to the High Yield Fund. The Directors acknowledged that Oaktree has experienced portfolio management personnel; and appeared to have adequate infrastructure and support staff to seek to achieve favorable results implementing the mandate that it is to employ for the High Yield Fund. The Directors concluded that the nature, extent and quality of the subadvisory services expected to be provided by Oaktree were appropriate for the High Yield Fund in light of its investment objective and strategies, and, thus, supported a decision to approve the High Yield Subadvisory Agreement.

Investment Performance. The Directors reviewed the investment performance information provided by VIA for Oaktree with respect to the proposed mandate it is to employ for the High Yield Fund, and considered this performance information versus a relevant benchmark and peer group (based on information provided by an independent third-party source) and VIA’s favorable assessment of such performance. Based on the information provided, the Directors concluded that the performance information supported a decision to approve the High Yield Subadvisory Agreement.

Subadvisory Fee, Expense Ratio and Economies of Scale. In evaluating the proposed subadvisory fee, the Directors reviewed the subadvisory fee schedule for Oaktree. The Directors considered a comparison of the subadvisory fee to be charged by Oaktree to the High Yield Fund with its standard fee schedule for managing accounts with an investment mandate similar to the mandate that Oaktree is to employ on behalf of the High Yield Fund. The Directors also considered that, according to the information provided, the proposed fee schedule for the High Yield Fund was the same as the fee rate currently charged by Oaktree to other accounts of similar size and for which Oaktree provides advisory services utilizing an investment mandate similar to the mandate Oaktree is to employ for the High Yield Fund. Additionally, the nature of the subadvisory services Oaktree is to provide to the High Yield Fund appeared to be comparable to those Oaktree provides to its other subadvisory relationships.

The Directors reviewed information provided by VIA (which was based on an independent third-party source) on the fees charged by a group of U.S. separate account investment managers to accounts with assets comparable to the amount of assets expected to be allocated initially to Oaktree and that employ a U.S. high yield fixed income mandate. According to the information provided, the proposed effective fee rate to be paid by the High Yield Fund to Oaktree would be above the median fee charged by such U.S. high yield fixed income managers and would rank in the third quartile of such fees.

The Directors considered the comparative High Yield Peer Group data provided by VIA discussed above and noted that, if Oaktree served as a subadviser to the High Yield Fund at the proposed subadvisory fee rate and the expected initial asset allocation level, the expected overall investment advisory fee and total expense ratio for the High Yield Fund would be higher than the average and median of the High Yield Peer Group and in the fifth quintile. The Directors also considered that Oaktree’s proposed subadvisory fee was the product of arms-length negotiations and VIA’s assessment that such fee is reasonable in light of Oaktree’s risk-adjusted performance.

The foregoing comparisons assisted the Directors in considering the High Yield Subadvisory Agreement by providing them with a basis for evaluating Oaktree’s fee schedule, including in light of the High Yield Fund’s expected overall investment advisory fee and total expense ratio, on a relative basis.

THE VANTAGEPOINT FUNDS

Additional Information (Unaudited) — (Continued)

The Directors also reviewed the information provided by Oaktree regarding the estimated profits to be realized from Oaktree’s relationship with the High Yield Fund. In considering the extent to which economies of scale may be realized by Oaktree as the assets of the High Yield Fund to be managed by Oaktree grow, and whether the proposed fee levels reflect these economies, the Directors considered that, although the proposed fee schedule to the High Yield Subadvisory Agreement does not include breakpoints, the High Yield Subadvisory Agreement was the product of arms-length negotiations and is the same as the fee rate currently charged by Oaktree to other accounts of similar size and for which Oaktree provides advisory services utilizing an investment mandate similar to the mandate Oaktree is to employ for the High Yield Fund.

In addition, at a meeting held on March 12, 2014, VIA recommended, and the Board of the Company, including a majority of the Independent Directors, approved an amended fee schedule to the High Yield Subadvisory Agreement effective as of May 1, 2014. The fee schedule to the High Yield Subadvisory Agreement was amended: (i) to incorporate a breakpoint of 0.45% of the High Yield Fund’s average daily net assets when the assets managed by Oaktree are above $500 million and up to $750 million; and (ii) to provide that, during any period in which the average daily net assets of the High Yield Fund managed by Oaktree exceed $750 million, the annual fee rate on all assets of the High Yield Fund managed by Oaktree will be 0.42%. In approving the amended fee schedule with Oaktree, the Board took into consideration that Oaktree represented that the nature, quality and scope of services it provides to the High Yield Fund would not be affected by the change in fee.

Other Considerations. The Directors considered the selection and due diligence process employed by VIA in deciding to recommend Oaktree as a subadviser to the High Yield Fund to implement the High Yield Fund’s investment objective and strategies and also considered VIA’s conclusion that the fee to be paid to Oaktree is competitive and reasonable and appropriate given the nature and quality of the services to be provided by Oaktree and the nature of the investment strategy Oaktree is to employ on behalf of the High Yield Fund. The Directors concluded that VIA’s recommendations and conclusions supported approval of the High Yield Subadvisory Agreement.

The Directors also considered the potential “fall-out” or ancillary benefits that may accrue to Oaktree due to its relationship with the High Yield Fund. The Directors considered that Oaktree noted that its relationship with the High Yield Fund may enhance a favorable channel pursuant to which the firm’s investment strategies may reach a clientele as yet relatively underserved by Oaktree. The Directors concluded that the potential benefits that may accrue to Oaktree by virtue of its relationship with the High Yield Fund appeared to be reasonable.

Conclusion. After evaluation of the performance, fee and expense information and the profitability, ancillary benefits and other considerations as described above, and in light of the nature, extent and quality of services to be provided by Oaktree, the Board concluded that the level of fees to be paid to Oaktree with respect to the High Yield Fund, was reasonable.

After full consideration of the foregoing factors, with no single factor identified as being of paramount importance, the Directors, including a majority of the Independent Directors, concluded that the initial approval of the High Yield Subadvisory Agreement was in the best interests of the High Yield Fund and its shareholders, and approved the High Yield Subadvisory Agreement with, and the fee to be paid to, Oaktree.

Vantagepoint International Fund and Vantagepoint Select Value Fund

Approval of New Subadvisory Agreements

Also at the February Meeting, VIA recommended, and the Board of the Company, including a majority of the Independent Directors, approved new Subadvisory Agreements with Artisan, one of the subadvisers of the Vantagepoint International Fund (“International Fund”) and Vantagepoint Select Value Fund (“Select Value Fund”) (each, an “Artisan Fund,” and together, the “Artisan Funds”), due to certain anticipated changes to the indirect ownership of Artisan, which occurred on March 12, 2014 (the “Transition”). The Transition resulted in a “change of control” of Artisan under applicable provisions of the Investment Company Act of 1940 (“1940 Act”). The 1940 Act provides that a “change of control” of a fund’s adviser or subadviser results in an “assignment,” and a consequent automatic termination, of the investment advisory agreement between the fund and the adviser or subadviser, as the case may be. Accordingly, as a result of the Transition, the Subadvisory Agreements previously in effect among the

THE VANTAGEPOINT FUNDS

Additional Information (Unaudited) — (Continued)

Company, on behalf of each Artisan Fund, VIA and Artisan (each, a “Current Artisan Subadvisory Agreement,” and together, the “Current Artisan Subadvisory Agreements”) terminated on March 12, 2014. At the February Meeting, in anticipation of the Transition and consequent immediate termination of each Current Artisan Subadvisory Agreement, the Board, including a majority of the Independent Directors, approved new Subadvisory Agreements among the Company, on behalf of each Artisan Fund, VIA and Artisan (each, a “New Artisan Subadvisory Agreement,” and together, the “New Artisan Subadvisory Agreements”), which became effective March 12, 2014. Before approving each New Artisan Subadvisory Agreement, the Board considered the recommendations of, and information provided by, VIA.

With respect to the Board’s consideration of the New Artisan Subadvisory Agreements, the Directors received written information in advance of the February Meeting from VIA, which included: (1) the conclusions reached by VIA as a result of the information it reviewed relating to the Transition and in recommending the Board approve the New Artisan Subadvisory Agreements; (2) the nature, extent and quality of the services that Artisan currently provides, and is expected to continue to provide after the Transition, to each Artisan Fund; (3) Artisan’s experience, investment management business, personnel and operations; (4) Artisan’s brokerage and trading policies and practices; (5) the level of subadvisory fees to be charged to each Artisan Fund by Artisan and a comparison of those fees to: (a) Artisan’s fee schedule for managing other advisory accounts with an investment objective similar to that of each Artisan Fund; and (b) the fees charged by a group of U.S. separate account investment managers utilizing a Europe, Australasia and Far East (EAFE) large capitalization growth investment mandate, with respect to the International Fund, and a medium capitalization value investment mandate, with respect to the Select Value Fund; (6) Artisan’s compliance program; (7) Artisan’s investment performance as a subadviser to each Artisan Fund and such performance compared to a relevant benchmark and peer group; (8) Artisan’s statement that the Transition is not expected to affect the nature, scope or quality of the services Artisan provides to each Artisan Fund; and (9) certain financial information for Artisan.

In considering the information and materials described above, the Independent Directors received assistance from, and met separately with, their independent legal counsel and were provided with a written description of their statutory responsibilities and the legal standards that are applicable to approvals of advisory agreements.

In determining whether to approve each New Artisan Subadvisory Agreement, the Directors considered the information received in advance of the February Meeting, and the discussions held with, the personnel of VIA and the CCO, as well as a variety of factors. Although not meant to be all-inclusive, the following discusses some of the factors relevant to the Board’s decision to approve each New Artisan Subadvisory Agreement.

Nature, Extent and Quality of Services. With respect to the nature, extent and quality of the services expected to be provided by Artisan to each Artisan Fund following the Transition, the Directors considered Artisan’s investment management process in managing the portion of each Artisan Fund’s assets allocated to it, including the personnel responsible for the portfolio management of each Artisan Fund. The Directors considered Artisan’s representation that there will be no changes to Artisan’s senior management team, investment professionals (including the portfolio managers, research analysts and traders), investment style, philosophy, strategy, or the day-to-day activities of Artisan’s client service teams or the interactions Artisan has with the Artisan Funds. In addition, Artisan stated that the Transition will have little impact on personnel retention, operations or Artisan’s investment process and existing compliance policies and procedures. The Directors considered Artisan’s statement that the Transition is not expected to affect the nature, scope or quality of services it provides to the Artisan Funds. The Directors also considered that the fee schedule under each New Artisan Subadvisory Agreement is the same as the fee schedule under each Current Artisan Subadvisory Agreement. Based on the information considered, the Directors concluded that, after the Transition, Artisan would likely have the ability to continue to provide the nature, extent and quality of subadvisory services it currently provides to each Artisan Fund.

Investment Performance. The Directors considered the historical data provided regarding Artisan’s investment performance with respect to managing the assets of each Artisan Fund and such performance versus a relevant benchmark and peer group (based on information provided by an independent third-party source) and VIA’s favorable assessment of such performance. The Directors concluded that the investment performance record of Artisan supported approval of each New Artisan Subadvisory Agreement, noting that the Transition is not expected to result in any changes to the investment professionals at Artisan.

THE VANTAGEPOINT FUNDS

Additional Information (Unaudited) — (Continued)

Subadvisory Fees and Economies of Scale. In evaluating each subadvisory fee, the Directors considered that the subadvisory fee schedule under each New Artisan Subadvisory Agreement is the same as the subadvisory fee schedule under each Current Artisan Subadvisory Agreement. The Directors considered comparisons of the subadvisory fee to be charged by Artisan to each Artisan Fund with its fee schedule for managing other registered investment companies in a subadvisory capacity with an investment objective similar to the respective investment objective of each Artisan Fund. The Directors also considered that, according to the information provided, the effective fee rate to be paid by each Artisan Fund under its respective New Artisan Subadvisory Agreement, based on the current amount of assets to be allocated to Artisan under such New Artisan Subadvisory Agreement, was competitive at this time. In addition, the Directors took into account Artisan’s statement that the investment management services to be provided to each Artisan Fund are substantially similar to the investment management services provided to its other comparable clients.

The Directors reviewed information provided by VIA (which was based on an independent third-party source) on the fees charged by a group of U.S. separate account investment managers to accounts with assets comparable to the amount of assets allocated to Artisan and that employ a EAFE large capitalization growth mandate, with respect to the International Fund, and a medium capitalization value mandate, with respect to the Select Value Fund. According to the information provided, the effective fee rate to be paid by the International Fund to Artisan at asset levels as of December 24, 2013 was above the median fee charged by such managers and such fees ranked in the fourth quartile. The Directors considered that VIA deemed the proposed fee schedule under the International Fund’s New Artisan Subadvisory Agreement reasonable largely due to its favorable investment performance for the Fund and Artisan’s business model. With regard to the Select Value Fund, according to the information provided, the effective fee rate to be paid by the Fund to Artisan at asset levels as of December 24, 2013 was below the median fee charged by such managers. The Directors considered that VIA deemed the proposed fee schedule under each New Artisan Subadvisory Agreement competitive and reasonable.

The foregoing comparisons assisted the Directors in considering the New Artisan Subadvisory Agreements by providing them with a basis for evaluating Artisan’s subadvisory fees on a relative basis.

The Directors also reviewed the information provided regarding the estimated profits to be realized from Artisan’s relationship with each Artisan Fund. In considering the extent to which economies of scale may be realized by Artisan as the assets of each Artisan Fund to be managed by Artisan grow, and whether the proposed fee levels reflect these economies, the Directors noted that the proposed fee schedule under each New Artisan Subadvisory Agreement includes breakpoints, whereby each Artisan Fund and its shareholders will benefit from reduced subadvisory fee rates as the assets managed by Artisan increase.

Other Considerations. The Directors considered the conclusions reached by VIA as a result of its evaluation of Artisan in connection with the Transition and in deciding to recommend that the Board approve each New Artisan Subadvisory Agreement. The Directors also considered VIA’s assessment that the proposed fees to be paid to Artisan for its services to each Artisan Fund continue to be competitive and reasonable and appropriate given the nature and quality of the services to be provided by Artisan and the nature of the investment strategy Artisan is to employ on behalf of each Artisan Fund. The Directors concluded that VIA’s recommendations and conclusions supported approval of each New Artisan Subadvisory Agreement.

In considering the potential “fall-out” or ancillary benefits that may accrue to Artisan due to its relationship with each Artisan Fund, the Directors noted Artisan’s statement that it may receive research or other services from certain brokers in connection with the execution of the Artisan Funds’ brokerage transactions. However, the Directors noted that all subadvisers are required to select brokers who meet the Artisan Funds’ requirements for seeking best execution, and that VIA monitors and evaluates the subadvisers’ trade execution with respect to the Artisan Funds’ brokerage transactions on a regular basis and provides reports to the Board in this regard. The Directors concluded that the potential benefits that may accrue to Artisan by virtue of its relationship to each Artisan Fund appeared to be reasonable.

Conclusion. After evaluation of the performance and fee information and the profitability, ancillary benefits and other considerations as described above, and in light of the nature, extent and quality of services to be provided by Artisan, the Board concluded that the level of fees to be paid to Artisan with respect to each Artisan Fund, was reasonable.

THE VANTAGEPOINT FUNDS

Additional Information (Unaudited) — (Continued)

After full consideration of the foregoing factors, with no single factor identified as being of paramount importance, the Directors, including a majority of the Independent Directors, concluded that the approval of each New Artisan Subadvisory Agreement was in the best interests of the respective Artisan Fund and its shareholders, and approved each New Artisan Subadvisory Agreement with, and the fee to be paid to, Artisan.

Vantagepoint High Yield Fund

Approval of an Additional Subadvisory Agreement

At a meeting held on June 20, 2014 (“June Meeting”), VIA recommended, and the Board of the Company, including a majority of the Independent Directors, initially approved an additional Subadvisory Agreement (the “Additional Subadvisory Agreement”) between the Company, on behalf of the High Yield Fund, VIA and Western Asset Management Company (“Western”). Before approving the Additional Subadvisory Agreement, the Board considered the recommendations of, and supporting analyses and data presented by, VIA.

With respect to the Board’s consideration of the Additional Subadvisory Agreement with Western for the High Yield Fund, the Directors received written information in advance of the June Meeting from VIA, which included: (1) the process by which VIA selected and recommended Western for Board approval as a subadviser of the High Yield Fund; (2) the nature, extent and quality of the services that Western would provide to the High Yield Fund; (3) Western’s experience, investment management business, personnel and operations; (4) Western’s brokerage and trading policies and practices; (5) the level of subadvisory fees to be charged to the High Yield Fund by Western and a comparison of those fees to the: (a) standard fee schedule charged by Western for managing accounts with an investment mandate that is similar to the investment mandate that Western is to employ for the High Yield Fund; (b) fee schedule charged by Western for managing other accounts with a U.S. high yield mandate and a similar investment objective to that of the High Yield Fund; and (c) fees charged by a group of U.S. separate account investment managers utilizing a U.S. high yield fixed income investment mandate; (6) Western’s compliance program; (7) performance information for Western and such performance compared to a relevant benchmark and peer group; (8) the High Yield Fund’s expected overall investment advisory fee and total expense ratio, taking into account the addition of Western as a subadviser and the proposed allocation of the High Yield Fund’s assets to Western, compared to the High Yield Peer Group; and (9) Western’s financial condition.

In considering the information and materials described above, the Independent Directors received assistance from, and met separately with, their independent legal counsel and were provided with a written description of their statutory responsibilities and the legal standards that are applicable to approvals of advisory agreements.

In determining whether to approve the Additional Subadvisory Agreement, the Directors considered the information received in advance of, and at, the June Meeting, the presentations made by, and discussions held with, personnel of VIA and representatives of Western, and discussions with the CCO, as well as a variety of factors. Although not meant to be all-inclusive, the following discusses some of the factors relevant to the Board’s decision to approve the Additional Subadvisory Agreement.

Nature, Extent and Quality of Services. With respect to the nature, extent and quality of the services expected to be provided by Western under the Additional Subadvisory Agreement, the Directors considered the specific investment process to be employed by Western in managing the assets of the High Yield Fund to be allocated to it; the qualifications of Western’s investment management personnel with regard to implementing its mandate; the performance information provided for Western as compared to a relevant benchmark and peer group; Western’s infrastructure and whether it appeared to adequately support the investment strategy it is to implement for the High Yield Fund; and VIA’s review process and favorable assessment as to the nature, quality and extent of the subadvisory services expected to be provided by Western to the High Yield Fund, including VIA’s and the CCO’s favorable assessment of the enhancements that have been made to Western’s compliance policies and procedures and certain controls. The Directors acknowledged that Western has experienced portfolio management personnel; and appeared to have adequate infrastructure and support staff to seek to achieve favorable results implementing the mandate that it is to employ for the High Yield Fund. The Directors concluded that the nature, extent and quality of the subadvisory services expected to be provided by Western were appropriate for the High Yield Fund in light of its investment objective and strategies and, thus, supported a decision to approve the Additional Subadvisory Agreement.

THE VANTAGEPOINT FUNDS

Additional Information (Unaudited) — (Continued)

Investment Performance. The Directors reviewed the investment performance information provided by VIA for Western with respect to the proposed mandate it is to employ for the High Yield Fund, and considered this performance information versus a relevant benchmark and peer group (based on information provided by an independent third-party source) and VIA’s favorable assessment of such performance. Based on the information provided, the Directors concluded that the performance information supported a decision to approve the Additional Subadvisory Agreement.

Subadvisory Fee, Expense Ratio Impact and Economies of Scale. In evaluating the proposed subadvisory fee, the Directors reviewed the subadvisory fee schedule for Western. The Directors noted that Western indicated it does not currently manage any other accounts with an investment mandate directly comparable to the customized high yield mandate that Western is to employ on behalf of the High Yield Fund. The Directors, however, considered that, according to the information provided, Western’s proposed fee schedule for the High Yield Fund was lower than: (i) the standard fee schedule charged by Western for managing other accounts utilizing its standard U.S. high yield mandate, which is similar, but not directly comparable, to the mandate Western is to employ for the High Yield Fund; and (ii) the fee schedule charged by Western for managing other accounts with a U.S. high yield mandate and a similar investment objective to that of the High Yield Fund. Additionally, the nature of the subadvisory services Western is to provide to the High Yield Fund appeared to be comparable to those Western provides to its other registered investment company clients.

The Directors reviewed information provided by VIA (which was based on an independent third-party source) on the fees charged by a group of U.S. separate account investment managers to accounts with assets comparable to the amount of assets expected to be allocated initially to Western and that employ a U.S. high yield fixed income mandate. According to the information provided, the proposed effective fee rate to be paid by the High Yield Fund to Western would be below the median fee charged by such U.S. high yield fixed income managers and would rank in the first quartile of such fees.

Referring to the comparative High Yield Peer Group data provided by VIA in connection with the June Meeting, the Directors noted that, if Western served as a subadviser to the High Yield Fund at the proposed subadvisory fee rate and the expected initial asset allocation level, the expected overall investment advisory fee and total expense ratio for the High Yield Fund would continue to be above the average and median of the High Yield Peer Group. However, the Directors considered that the information from VIA showed that there would be a decrease in the overall subadvisory fees and, therefore, a decrease in the total expense ratio of the High Yield Fund as a result of the addition of Western as a subadviser. The Directors also considered that Western’s proposed subadvisory fee was the product of arms-length negotiations.

The foregoing comparisons assisted the Directors in considering the Additional Subadvisory Agreement by providing them with a basis for evaluating Western’s fee schedule, including in light of the High Yield Fund’s expected overall investment advisory fee and total expense ratio, on a relative basis.

The Directors also reviewed the information provided by Western regarding the estimated profits to be realized from Western’s relationship with the High Yield Fund. In considering the extent to which economies of scale may be realized by Western as the assets of the High Yield Fund to be managed by Western grow, and whether the proposed fee levels reflect these economies, the Directors considered that, although the proposed fee schedule to the Additional Subadvisory Agreement does not include breakpoints: (i) the Additional Subadvisory Agreement was the product of arms-length negotiations; (ii) Western stated that the proposed subadvisory fee schedule reflects potential and future economies of scale; and (iii) based on the information provided, the subadvisory fee schedule for the High Yield Fund was lower than the standard fee schedule charged by Western for managing other accounts utilizing its standard U.S. high yield mandate and lower than the fee schedule charged by Western for managing other accounts with a U.S. high yield mandate and a similar investment objective to that of the High Yield Fund.

Other Considerations. The Directors considered VIA’s judgment that the addition of Western as a subadviser to the High Yield Fund would add value by complementing the investment approach of the current subadviser to the High Yield Fund, Oaktree. In this regard, the Directors considered VIA’s belief that the addition of Western as a subadviser and the proposed allocation of the High Yield Fund’s assets to Western should create a well-diversified Fund with attractive risk/return attributes.

THE VANTAGEPOINT FUNDS

Additional Information (Unaudited) — (Continued)

The Directors considered the selection and due diligence process employed by VIA in deciding to recommend Western as a subadviser to the High Yield Fund and also considered VIA’s conclusion that the fee to be paid to Western is competitive and reasonable and appropriate given the nature and quality of the services to be provided by Western and the nature of the investment strategy Western is to employ on behalf of the High Yield Fund. The Directors also considered VIA’s strategy to efficiently implement the transition of assets to Western. The Directors concluded that VIA’s recommendations and conclusions supported approval of the Additional Subadvisory Agreement.

In considering the potential “fall-out” or ancillary benefits that may accrue to Western due to its relationship with the High Yield Fund, the Directors noted that Western reported that it would derive no marginal ancillary benefits from its relationship with the High Yield Fund.

Conclusion. After evaluation of the performance, fee and expense information and the profitability, ancillary benefits and other considerations as described above, and in light of the nature, extent and quality of services to be provided by Western, the Board concluded that the level of fees to be paid to Western with respect to the High Yield Fund, was reasonable.

After full consideration of the foregoing factors, with no single factor identified as being of paramount importance, the Directors, including a majority of the Independent Directors, concluded that the initial approval of the Additional Subadvisory Agreement was in the best interests of the High Yield Fund and its shareholders, and approved the Additional Subadvisory Agreement with, and the fee to be paid to, Western.

Vantagepoint International Fund

Also at the June Meeting, the Board of the Company, including a majority of the Independent Directors, approved an amended fee schedule to the existing Subadvisory Agreement with Walter Scott for the International Fund. The fee schedule for the International Fund was amended to provide for a flat fee of 0.50% of all of the International Fund’s average daily net assets under management by Walter Scott, effective as of June 20, 2014. In approving the amended fee schedule with Walter Scott, the Board took into consideration VIA’s assessment that the contractual fee to be paid to Walter Scott by the International Fund under the amended fee schedule would result in a savings to Fund shareholders based on the current assets of the Fund allocated to Walter Scott. In addition, the Board took into consideration that Walter Scott represented to VIA that the nature, quality and scope of services it provides to the International Fund would not be affected by the amended fee schedule. As of April 1, 2014, Walter Scott had been voluntarily waiving its subadvisory fee as if the amended fee schedule was in effect.

C.	Householding

Only one copy of this Semi-Annual Report may be mailed to households, even if more than one person in a household is a shareholder of record, unless the Company has received instructions to the contrary. If you need additional copies of this Semi-Annual Report, please contact the Company toll free at 800-669-7400 or in writing at 777 North Capitol Street, NE, Suite 600, Washington, D.C. 20002. If you do not want this mailing of this Semi-Annual Report to be combined with those for other members of your household, contact the Company in writing at 777 North Capitol Street, NE, Suite 600, Washington, D.C. 20002 or toll free at 800-669-7400.

D.	Other Available Information

A description of the Company’s proxy voting policies and procedures and the proxy voting record for the period commencing July 1, 2013 and ended on June 30, 2014 are available without charge, upon request by calling 800-669-7400, online at www.icmarc.org, or by accessing the Securities and Exchange Commission’s website at www.sec.gov.

The Company files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q; the Company’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

THE VANTAGEPOINT FUNDS

Additional Information (Unaudited) — (Continued)

Standard & Poor’s and Dow Jones Marks and Indexes. The S&P 500 and the Dow Jones U.S. Select REIT Index (the “Indices”) are products of S&P Dow Jones Indices LLC (“S&P DJI”) and have been licensed for use by The Vantagepoint Funds and Vantagepoint Investment Advisers, LLC respectively (the “Licensees”). S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC (“SPFS”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and Dow Jones U.S. Select REIT Index™ is a trademark of S&P DJI and/or its affiliates. These trademarks have been licensed for use by S&P DJI and sublicensed for certain purposes by the Licensees.

The Vantagepoint 500 Stock Index Fund and the Vantagepoint Diversifying Strategies Fund (the “Products”) are not sponsored, endorsed, sold or promoted by S&P DJI, SPFS, Dow Jones, or any of their respective affiliates or third party licensors (collectively, “S&P Dow Jones Indices”). S&P Dow Jones Indices does not make any representation or warranty, express or implied, to the owners of the Products or any member of the public regarding the advisability of investing in securities generally or in the Products particularly or the ability of the Indices to track general market performance. S&P Dow Jones Indices’ only relationship to the Licensees with respect to the Indices is the licensing of the Indices and the above-referenced trademarks of S&P Dow Jones Indices. The Indices are determined, composed and calculated by S&P Dow Jones Indices without regard to the Licensees or the Products. S&P Dow Jones Indices has no obligation to take the needs of the Licensees or the owners of the Products into consideration in determining, composing or calculating the Indices. S&P Dow Jones Indices is not responsible for and has not participated in the determination of the prices, and amount of the Products or the timing of the issuance or sale of the Products or in the determination or calculation of the equation by which the Products are converted into cash, surrendered or redeemed, as the case may be. S&P Dow Jones Indices has no obligation or liability in connection with the administration, marketing or trading of the Products. There is no assurance that investment products based on the Indices will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment advisor. Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice.

Russell Investments Marks and Indexes. Russell Investments is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investments (“Russell”).

1) The Vantagepoint Aggressive Opportunities Fund, Vantagepoint Broad Market Index Fund, Vantagepoint Equity Income Fund and Vantagepoint Mid/Small Company Index Fund are not promoted, sponsored or endorsed by, nor in any way affiliated with Russell. Russell is not responsible for and has not reviewed these Funds nor any associated literature or publications and Russell makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise.

2) Russell reserves the right, at any time and without notice, to alter, amend, terminate or in any way change the Russell Indexes. Russell has no obligation to take the needs of any particular fund or its participants or any other product or person into consideration in determining, composing or calculating any of the Russell Indexes.

3) Russell’s publication of the Russell Indexes in no way suggests or implies an opinion by Russell as to the attractiveness or appropriateness of investment in any or all securities upon which the Russell Indexes are based. RUSSELL MAKES NO REPRESENTATION, WARRANTY, OR GUARANTEE AS TO THE ACCURACY, COMPLETENESS, RELIABILITY, OR OTHERWISE OF THE RUSSELL INDEXES OR ANY DATA INCLUDED IN THE RUSSELL INDEXES. RUSSELL MAKES

NO REPRESENTATION, WARRANTY OR GUARANTEE REGARDING THE USE, OR THE RESULTS OF USE, OF THE RUSSELL INDEXES OR ANY DATA INCLUDED THEREIN, OR ANY SECURITY (OR COMBINATION THEREOF) COMPRISING THE RUSSELL INDEXES. RUSSELL MAKES NO OTHER EXPRESS OR IMPLIED WARRANTY, AND EXPRESSLY DISCLAIMS ANY WARRANTY, OF ANY KIND, INCLUDING WITHOUT LIMITATION, ANY WARRANTY OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE RUSSELL INDEX(ES) OR ANY DATA OR ANY SECURITY (OR COMBINATION THEREOF) INCLUDED THEREIN.

SCHEDULE OF INVESTMENTS

June 30, 2014 (Unaudited)

Vantagepoint Low Duration Bond Fund

Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—50.9%
Aerospace & Defense—0.1%
L-3 Communications Corp.
1.500%	05/28/2017		$520,000	$521,080

Auto Components—0.0%
Johnson Controls, Inc.
1.400%	11/02/2017		200,000	200,023

Automobiles—0.9%
Chrysler Group LLC/CG Co.-Issuer, Inc.
8.000%	06/15/2019		980,000	1,069,425
Daimler Finance North America LLC
2.300%	01/09/2015	^	1,290,000	1,302,100
1.250%	01/11/2016	^	650,000	655,914
Hyundai Capital America
2.125%	10/02/2017	^	265,000	269,243
1.625%	10/02/2015	^	580,000	585,433
Nissan Motor Acceptance Corp.
1.950%	09/12/2017	^	650,000	658,740
1.000%	03/15/2016	^	1,115,000	1,118,017
Volkswagen Group of America Finance LLC
1.250%	05/23/2017	^	1,520,000	1,522,148

				7,181,020

Banks—14.7%
ABN AMRO Bank NV (Netherlands)
1.028%	10/28/2016	#^	730,000	736,953
ANZ New Zealand Int’l Ltd. (New Zealand)
1.125%	03/24/2016	^	710,000	714,322
Australia & New Zealand Banking Group Ltd. (Australia)
0.784%	05/15/2018	#	1,380,000	1,389,806
Banco Nacional de Costa Rica (Costa Rica)
4.875%	11/01/2018	^	600,000	616,500
Bancolombia SA (Colombia)
4.250%	01/12/2016		260,000	272,675
Bank of America Corp.
6.500%	08/01/2016		6,600,000	7,318,978
3.700%	09/01/2015		635,000	656,666
Bank of America Corp. MTN
1.300%	03/22/2018	#	1,480,000	1,500,415
1.250%	01/11/2016		790,000	796,225
Bank of America Corp., Series L MTN
5.650%	05/01/2018		2,250,000	2,552,681
Bank of America Corp., Series 1
3.750%	07/12/2016		520,000	547,287
Bank of Montreal MTN (Canada)
0.829%	04/09/2018	#	680,000	685,190
Bank of Nova Scotia (Canada)
0.750%	10/09/2015		1,000,000	1,003,419
0.746%	07/15/2016	#	660,000	663,947
Bank of Tokyo-Mitsubishi UFJ Ltd. (The) (Japan)
0.677%	02/26/2016	#^	1,250,000	1,253,465
Banque Federative du Credit Mutuel SA (France)
1.078%	10/28/2016	#^	1,500,000	1,511,203
Barclays Bank plc (United Kingdom)
6.750%	05/22/2019		4,250,000	5,123,562
3.900%	04/07/2015		2,590,000	2,658,881
0.806%	02/17/2017	#	1,100,000	1,104,150
BB&T Corp. MTN
1.600%	08/15/2017		420,000	424,151
0.885%	02/01/2019	#	1,540,000	1,552,132

Coupon Rate	Maturity Date		Face	Value
BBVA Banco Continental SA (Peru)
2.250%	07/29/2016	^	$600,000	$607,500
BNP Paribas SA (France)
0.820%	12/12/2016	#	1,520,000	1,525,747
BNP Paribas SA MTN (France)
3.600%	02/23/2016		720,000	751,971
Capital One Bank USA NA, Bank Note
1.200%	02/13/2017		6,400,000	6,403,827
1.150%	11/21/2016		430,000	431,935
Citigroup, Inc.
6.125%	11/21/2017		4,350,000	4,979,162
6.010%	01/15/2015		1,596,000	1,644,332
4.450%	01/10/2017		1,545,000	1,664,979
1.300%	04/01/2016		4,189,000	4,215,826
1.025%	04/01/2016	#	1,320,000	1,328,951
Credit Agricole SA (France)
1.386%	04/15/2016	#^	1,080,000	1,093,310
1.082%	10/03/2016	#^	1,090,000	1,096,676
1.026%	04/15/2019	#^	700,000	706,173
Discover Bank
2.000%	02/21/2018		1,710,000	1,721,688
Fifth Third Bank/Ohio, Bank Note
1.150%	11/18/2016		900,000	903,439
HBOS plc MTN (United Kingdom)
6.750%	05/21/2018	^	640,000	738,579
HSBC Bank plc (United Kingdom)
0.864%	05/15/2018	#^	3,840,000	3,879,018
Huntington National Bank (The)
1.375%	04/24/2017		360,000	361,202
1.350%	08/02/2016		300,000	302,256
0.654%	04/24/2017	#	300,000	300,418
Huntington National Bank (The), Bank Note
1.300%	11/20/2016		590,000	592,913
JPMorgan Chase & Co.
3.150%	07/05/2016		8,090,000	8,436,713
1.129%	01/25/2018	#	750,000	761,229
JPMorgan Chase & Co. MTN
1.875%	03/20/2015		1,230,000	1,242,817
1.350%	02/15/2017		1,540,000	1,546,460
KeyBank NA, Bank Note
4.950%	09/15/2015		520,000	545,648
1.100%	11/25/2016		320,000	321,393
KeyCorp MTN
3.750%	08/13/2015		560,000	579,459
Lloyds Bank plc (United Kingdom)
2.300%	11/27/2018		320,000	325,240
Macquarie Bank Ltd. (Australia)
2.000%	08/15/2016	^	1,300,000	1,324,296
Manufacturers & Traders Trust Co., Bank Note
1.250%	01/30/2017		870,000	873,416
Mizuho Bank Ltd. (Japan)
1.300%	04/16/2017	^	610,000	610,997
National Australia Bank Ltd. (Australia)
1.300%	06/30/2017	^	510,000	511,282
0.778%	07/25/2016	#	1,340,000	1,348,950
Nordea Bank AB (Sweden)
0.875%	05/13/2016	^	1,490,000	1,494,281
Oversea-Chinese Banking Corp. Ltd. (Singapore)
1.625%	03/13/2015	^	700,000	705,464
PNC Bank NA, Bank Note
1.150%	11/01/2016		400,000	402,290
Regions Financial Corp.
2.000%	05/15/2018		920,000	917,610
Royal Bank of Scotland Group plc (United Kingdom)
2.550%	09/18/2015		445,000	454,313

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2014 (Unaudited)

Vantagepoint Low Duration Bond Fund

Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
1.875%	03/31/2017		$1,000,000	$1,009,581
1.174%	03/31/2017	#	1,670,000	1,679,252
Royal Bank of Scotland plc (The) (United Kingdom)
4.375%	03/16/2016		274,000	289,935
3.950%	09/21/2015		4,990,000	5,177,868
Santander US Debt SAU (Spain)
3.781%	10/07/2015	^	900,000	929,925
Societe Generale SA (France)
1.315%	10/01/2018	#†	1,400,000	1,405,452
Standard Chartered plc (United Kingdom)
3.200%	05/12/2016	^	4,100,000	4,274,750
Sumitomo Mitsui Banking Corp. (Japan)
1.300%	01/10/2017		590,000	591,364
0.900%	01/18/2016		480,000	480,794
0.898%	07/19/2016	#	330,000	332,520
SunTrust Bank, Bank Note
1.350%	02/15/2017		1,540,000	1,547,649
Svenska Handelsbanken AB (Sweden)
0.680%	03/21/2016	#	1,500,000	1,508,231
Wells Fargo & Co.
0.856%	04/23/2018	#	250,000	252,403
Wells Fargo Bank NA, Bank Note
4.800%	11/01/2014		1,385,000	1,406,346
Westpac Banking Corp. (Australia)
1.200%	05/19/2017		1,150,000	1,151,732

				112,772,170

Beverages—0.3%
Anheuser-Busch InBev Worldwide, Inc.
0.800%	07/15/2015		610,000	612,903
Heineken NV (Netherlands)
0.800%	10/01/2015	^	250,000	250,871
SABMiller Holdings, Inc.
2.450%	01/15/2017	^	720,000	742,412
1.850%	01/15/2015	^	590,000	594,229
0.915%	08/01/2018	#^	370,000	372,459

				2,572,874

Biotechnology—0.4%
Amgen, Inc.
1.875%	11/15/2014		860,000	864,918
1.250%	05/22/2017		1,740,000	1,739,671
Gilead Sciences, Inc.
2.400%	12/01/2014		370,000	373,044

				2,977,633

Building Products—0.1%
Masco Corp.
4.800%	06/15/2015		465,000	481,443

Capital Markets—1.7%
Bank of New York Mellon Corp. (The) MTN
1.200%	02/20/2015		300,000	301,556
0.785%	08/01/2018	#	750,000	755,283
Credit Suisse MTN (Switzerland)
1.375%	05/26/2017		1,050,000	1,054,121
E*TRADE Financial Corp.
6.000%	11/15/2017		525,000	548,625
Goldman Sachs Group, Inc. (The)
3.625%	02/07/2016		1,350,000	1,407,622

Coupon Rate	Maturity Date		Face	Value
Goldman Sachs Group, Inc. (The) MTN
1.324%	11/15/2018	#	$1,470,000	$1,491,656
Hutchison Whampoa International 12 II Ltd. (Cayman Islands)
2.000%	11/08/2017	^	480,000	485,505
Macquarie Group Ltd. (Australia)
1.225%	01/31/2017	#^	1,540,000	1,542,932
Morgan Stanley
1.477%	02/25/2016	#	1,150,000	1,166,544
Morgan Stanley MTN
1.509%	04/25/2018	#	1,610,000	1,643,445
Nomura Holdings, Inc. MTN (Japan)
1.680%	09/13/2016	#	1,310,000	1,332,436
TD Ameritrade Holding Corp.
4.150%	12/01/2014		1,140,000	1,157,862

				12,887,587

Chemicals—0.4%
Ashland, Inc.
3.875%	04/15/2018		1,050,000	1,085,438
3.000%	03/15/2016		275,000	281,875
Dow Chemical Co. (The)
2.500%	02/15/2016		690,000	709,459
Ecolab, Inc.
2.375%	12/08/2014	†	290,000	292,538
Ineos Finance plc (United Kingdom)
8.375%	02/15/2019	^	725,000	794,781

				3,164,091

Commercial Services & Supplies—0.1%
Mobile Mini, Inc.
7.875%	12/01/2020		700,000	770,000

Communications Equipment—0.3%
Cisco Systems, Inc.
1.100%	03/03/2017		1,100,000	1,104,142
0.507%	03/03/2017	#	1,200,000	1,205,564

				2,309,706

Construction & Engineering—0.5%
Heathrow Funding Ltd. (Jersey, Channel Islands)
2.500%	06/25/2015	^	3,500,000	3,558,013

Consumer Finance—4.2%
American Express Co.
0.818%	05/22/2018	#	1,410,000	1,421,893
American Express Credit Corp.
0.737%	07/29/2016	#	1,120,000	1,127,759
American Express Credit Corp. MTN
5.125%	08/25/2014		2,177,000	2,192,343
2.750%	09/15/2015		2,500,000	2,566,238
1.750%	06/12/2015		2,675,000	2,709,561
1.125%	06/05/2017		230,000	229,923
American Honda Finance Corp.
1.125%	10/07/2016		600,000	603,865
Capital One Financial Corp.
2.125%	07/15/2014		860,000	860,579
Caterpillar Financial Services Corp.
0.700%	11/06/2015		1,270,000	1,274,770
Caterpillar Financial Services Corp. MTN
1.000%	03/03/2017		1,030,000	1,031,172
Ford Motor Credit Co. LLC
3.875%	01/15/2015		1,280,000	1,303,105
1.474%	05/09/2016	#	690,000	700,490
Ford Motor Credit Co. LLC, Series 1
1.060%	03/12/2019	#	1,060,000	1,067,062

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2014 (Unaudited)

Vantagepoint Low Duration Bond Fund

Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Harley-Davidson Financial Services, Inc.
1.150%	09/15/2015	^	$420,000	$422,337
HSBC Finance Corp.
0.657%	06/01/2016	#	5,347,000	5,351,016
HSBC USA, Inc.
1.111%	09/24/2018	#	900,000	911,798
International Lease Finance Corp.
3.875%	04/15/2018		1,095,000	1,124,428
2.181%	06/15/2016	#	1,295,000	1,307,950
John Deere Capital Corp.
1.050%	10/11/2016		560,000	563,029
John Deere Capital Corp. MTN
2.950%	03/09/2015		1,210,000	1,232,413
1.125%	06/12/2017		1,240,000	1,243,527
PACCAR Financial Corp. MTN
1.100%	06/06/2017		370,000	369,892
1.050%	06/05/2015		280,000	282,034
0.830%	12/06/2018	#	290,000	292,977
0.800%	02/08/2016		300,000	301,435
Toyota Motor Credit Corp. MTN
1.125%	05/16/2017		1,750,000	1,754,359

				32,245,955

Containers & Packaging—0.2%
Ardagh Packaging Finance plc/Ardagh Holdings USA, Inc. (Ireland)
3.211%	12/15/2019	#^	1,730,000	1,734,325

Diversified Financial Services—3.2%
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (Netherlands)
2.250%	01/14/2019		8,000,000	8,110,520
ERAC USA Finance LLC
1.400%	04/15/2016	^	230,000	231,871
GE Capital UK Funding MTN (Ireland)
0.704%	03/20/2017	#	GBP 700,000	1,190,927
General Electric Capital Corp.
1.625%	07/02/2015		1,350,000	1,367,510
General Electric Capital Corp. MTN
6.000%	08/07/2019		600,000	711,525
1.250%	05/15/2017		4,215,000	4,231,489
0.877%	07/12/2016	#	9,027,000	9,113,506

				24,957,348

Diversified Telecommunication Services—2.7%
AT&T, Inc.
0.875%	02/13/2015		620,000	622,061
British Telecommunications plc (United Kingdom)
1.625%	06/28/2016		320,000	324,566
CC Holdings GS V LLC/Crown Castle GS III Corp.
2.381%	12/15/2017		370,000	377,101
Deutsche Telekom International Finance BV (Netherlands)
3.125%	04/11/2016	^	3,000,000	3,117,282
Verizon Communications, Inc.
3.650%	09/14/2018		6,881,000	7,366,282
1.981%	09/14/2018	#	4,134,000	4,366,004
1.761%	09/15/2016	#	280,000	287,869
1.350%	06/09/2017		1,240,000	1,240,475
1.250%	11/03/2014		1,680,000	1,685,235
0.700%	11/02/2015		580,000	581,698

Coupon Rate	Maturity Date		Face	Value
Windstream Corp.
7.875%	11/01/2017		$880,000	$1,017,500

				20,986,073

Electric Utilities—1.4%
Duke Energy Corp.
0.612%	04/03/2017	#	460,000	461,695
Electricite de France SA (France)
1.150%	01/20/2017	^	790,000	790,660
0.688%	01/20/2017	#^	450,000	452,110
Enel Finance International NV (Netherlands)
3.875%	10/07/2014	^	6,034,000	6,082,562
Georgia Power Co.
0.551%	03/15/2016	#	1,394,000	1,393,539
NextEra Energy Capital Holdings, Inc.
1.339%	09/01/2015		1,100,000	1,108,393
1.200%	06/01/2015		210,000	211,326

				10,500,285

Electrical Equipment—0.1%
Eaton Corp.
0.950%	11/02/2015		560,000	562,654

Energy Equipment & Services—0.3%
Cameron International Corp.
1.400%	06/15/2017		400,000	401,598
Nabors Industries, Inc.
2.350%	09/15/2016		1,200,000	1,225,698
National Oilwell Varco, Inc.
1.350%	12/01/2017		830,000	830,921

				2,458,217

Food & Staples Retailing—0.3%
CVS Caremark Corp.
1.200%	12/05/2016		290,000	291,946
Kroger Co. (The)
2.200%	01/15/2017		650,000	667,377
0.756%	10/17/2016	#	910,000	912,594
Walgreen Co.
1.000%	03/13/2015		570,000	572,273
Woolworths Ltd. (Australia)
2.550%	09/22/2015	^	58,000	59,285

				2,503,475

Food Products—0.3%
ConAgra Foods, Inc.
1.350%	09/10/2015		200,000	201,537
1.300%	01/25/2016		300,000	302,610
Ingredion, Inc.
3.200%	11/01/2015		310,000	319,576
Kraft Foods Group, Inc.
1.625%	06/04/2015		440,000	444,631
Want Want China Finance Ltd. (Cayman Islands)
1.875%	05/14/2018	^	680,000	668,208
Wm. Wrigley Jr. Co.
2.000%	10/20/2017	^	200,000	203,096
1.400%	10/21/2016	^	200,000	201,499

				2,341,157

Gas Utilities—0.1%
AmeriGas Partners LP/AmeriGas Finance Corp.
6.250%	08/20/2019		1,000,000	1,072,500

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2014 (Unaudited)

Vantagepoint Low Duration Bond Fund

Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Health Care Equipment & Supplies—0.4%
CareFusion Corp.
1.450%	05/15/2017		$1,800,000	$1,799,916
Covidien International Finance SA (Luxembourg)
1.350%	05/29/2015		350,000	352,920
Stryker Corp.
3.000%	01/15/2015		680,000	689,899

				2,842,735

Health Care Providers & Services—1.7%
Express Scripts Holding Co.
2.750%	11/21/2014		1,300,000	1,312,332
1.250%	06/02/2017		570,000	569,404
McKesson Corp.
1.292%	03/10/2017		400,000	401,321
UnitedHealth Group, Inc.
1.400%	10/15/2017		270,000	271,241
0.850%	10/15/2015		1,358,000	1,364,442
Ventas Realty LP
1.550%	09/26/2016		481,000	486,161
1.250%	04/17/2017		290,000	290,236
WellPoint, Inc.
5.000%	12/15/2014		2,000,000	2,042,758
2.375%	02/15/2017		5,430,000	5,586,900
1.250%	09/10/2015		550,000	554,362

				12,879,157

Hotels, Restaurants & Leisure—0.0%
Carnival Corp. (Panama)
1.875%	12/15/2017		280,000	281,854

Independent Power and Renewable Electricity Producers—0.2%
AES Corp.
3.229%	06/01/2019	#	1,140,000	1,151,400
TransAlta Corp. (Canada)
1.900%	06/03/2017		360,000	361,664

				1,513,064

Industrial Conglomerates—0.0%
Tyco Electronics Group SA (Luxembourg)
1.600%	02/03/2015		270,000	271,852

Insurance—2.4%
Aflac, Inc.
3.450%	08/15/2015	†	2,937,000	3,034,611
American International Group, Inc.
2.375%	08/24/2015		400,000	407,302
Hartford Financial Services Group, Inc. (The)
4.000%	03/30/2015		510,000	523,696
Metropolitan Life Global Funding I
0.756%	07/15/2016	#^	4,000,000	4,031,228
Principal Life Global Funding II
1.000%	12/11/2015	^	660,000	663,746
Prudential Covered Trust, Series 2012-1
2.997%	09/30/2015	^	1,820,000	1,864,834
Prudential Financial, Inc. MTN
6.100%	06/15/2017		2,500,000	2,837,095
3.875%	01/14/2015		1,951,000	1,987,417
1.004%	08/15/2018	#	600,000	601,348

Coupon Rate	Maturity Date		Face	Value
Prudential Financial, Inc., Series C MTN
4.750%	06/13/2015		$2,290,000	$2,382,395

				18,333,672

Internet & Catalog Retail—0.1%
Amazon.com, Inc.
0.650%	11/27/2015		1,150,000	1,152,255

Internet Software & Services—0.2%
Baidu, Inc. (Cayman Islands)
2.250%	11/28/2017		500,000	506,870
IAC/InterActiveCorp
4.875%	11/30/2018		350,000	366,625
Tencent Holdings Ltd. (Cayman Islands)
2.000%	05/02/2017	^	800,000	806,871

				1,680,366

IT Services—0.1%
Computer Sciences Corp.
2.500%	09/15/2015		270,000	274,909
Fidelity National Information Services, Inc.
2.000%	04/15/2018		380,000	378,830
1.450%	06/05/2017		190,000	189,909

				843,648

Life Sciences Tools & Services—0.2%
Life Technologies Corp.
3.500%	01/15/2016		1,300,000	1,350,948
Thermo Fisher Scientific, Inc.
1.300%	02/01/2017		400,000	400,843

				1,751,791

Machinery—0.1%
CNH Industrial Capital LLC
3.875%	11/01/2015		1,035,000	1,060,875

Media—0.4%
DirecTV Holdings LLC/DirecTV Financing Co., Inc.
3.125%	02/15/2016		500,000	518,504
DISH DBS Corp.
4.625%	07/15/2017		1,000,000	1,063,750
NBCUniversal Enterprise, Inc.
0.911%	04/15/2018	#^	500,000	506,035
Thomson Reuters Corp. (Canada)
1.300%	02/23/2017		400,000	400,759
Time Warner, Inc.
3.150%	07/15/2015		440,000	452,250

				2,941,298

Metals & Mining—4.4%
Anglo American Capital plc (United Kingdom)
2.625%	09/27/2017	^	4,400,000	4,514,814
1.176%	04/15/2016	#^	350,000	351,266
ArcelorMittal (Luxembourg)
4.250%	08/05/2015		1,000,000	1,030,000
Barrick North America Finance LLC
6.800%	09/15/2018	†	6,056,000	7,105,753
FMG Resources August 2006 Pty Ltd. (Australia)
6.000%	04/01/2017	^	720,000	745,650
Freeport-McMoRan Copper & Gold, Inc.
2.150%	03/01/2017		270,000	275,757
1.400%	02/13/2015		300,000	301,233
Glencore Finance Canada Ltd. (Canada)
2.700%	10/25/2017	^	5,735,000	5,891,422

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2014 (Unaudited)

Vantagepoint Low Duration Bond Fund

Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Glencore Funding LLC
2.500%	01/15/2019	^	$3,886,000	$3,880,241
1.586%	01/15/2019	#^	1,230,000	1,237,282
Rio Tinto Finance USA Ltd. (Australia)
6.500%	07/15/2018		3,500,000	4,135,400
1.875%	11/02/2015		3,435,000	3,494,934
Rio Tinto Finance USA plc (United Kingdom)
1.125%	03/20/2015		700,000	703,769

				33,667,521

Oil, Gas & Consumable Fuels—2.4%
Boardwalk Pipelines LP
5.875%	11/15/2016		320,000	351,917
BP Capital Markets plc (United Kingdom)
0.733%	05/10/2018	#	240,000	241,244
CNOOC Finance 2013 Ltd. (Virgin Islands, British)
1.125%	05/09/2016		620,000	621,651
CNOOC Nexen Finance 2014 ULC (Canada)
1.625%	04/30/2017		590,000	591,922
CNPC General Capital Ltd. (Virgin Islands, British)
1.125%	05/14/2017	#^	700,000	702,455
ConocoPhillips
4.600%	01/15/2015		455,000	465,222
Devon Energy Corp.
1.200%	12/15/2016		660,000	662,399
Enbridge, Inc. (Canada)
0.678%	06/02/2017	#	420,000	421,149
Enterprise Products Operating LLC
1.250%	08/13/2015		280,000	282,050
Hess Corp.
1.300%	06/15/2017		460,000	461,109
Marathon Oil Corp.
0.900%	11/01/2015		630,000	632,421
Murphy Oil Corp.
2.500%	12/01/2017		430,000	440,464
Petrobras International Finance Co. (Cayman Islands)
3.500%	02/06/2017		410,000	421,890
Phillips 66
2.950%	05/01/2017		270,000	283,161
1.950%	03/05/2015		270,000	272,747
Plains Exploration & Production Co.
6.500%	11/15/2020		615,000	689,569
Rockies Express Pipeline LLC
3.900%	04/15/2015	^	680,000	688,500
Sabine Pass LNG LP
7.500%	11/30/2016		1,010,000	1,121,100
Sinopec Capital 2013 Ltd. (Virgin Islands, British)
1.250%	04/24/2016	^	630,000	630,608
Statoil ASA (Norway)
0.685%	11/08/2018	#	800,000	806,364
0.514%	05/15/2018	#	2,285,000	2,288,183
Tesoro Corp.
4.250%	10/01/2017		700,000	735,000
Total Capital International SA (France)
0.793%	08/10/2018	#	780,000	788,094
TransCanada PipeLines Ltd. (Canada)
3.400%	06/01/2015		550,000	564,756
0.914%	06/30/2016	#	1,960,000	1,976,889
WPX Energy, Inc.
5.250%	01/15/2017		990,000	1,059,300

				18,200,164

Coupon Rate	Maturity Date		Face	Value
Pharmaceuticals—1.3%
AbbVie, Inc.
1.750%	11/06/2017		$1,450,000	$1,459,088
0.983%	11/06/2015	#	4,100,000	4,135,506
Actavis Funding SCS (Luxembourg)
1.300%	06/15/2017	^	700,000	699,166
Merck & Co., Inc.
0.586%	05/18/2018	#	1,120,000	1,124,994
Mylan, Inc.
1.800%	06/24/2016		200,000	202,931
1.350%	11/29/2016		340,000	340,767
Perrigo Co. plc (Ireland)
1.300%	11/08/2016	^	700,000	699,360
Pfizer, Inc.
1.100%	05/15/2017		805,000	808,711
Salix Pharmaceuticals Ltd.
6.000%	01/15/2021	^	200,000	215,000

				9,685,523

Professional Services—0.0%
Equifax, Inc.
4.450%	12/01/2014		240,000	243,884

Real Estate Investment Trusts (REITs)—0.7%
ARC Properties Operating Partnership LP/Clark Acquisition LLC
2.000%	02/06/2017	^	1,500,000	1,504,554
Digital Realty Trust LP
4.500%	07/15/2015	†	1,110,000	1,141,879
Health Care REIT, Inc.
3.625%	03/15/2016		440,000	460,081
Healthcare Realty Trust, Inc.
6.500%	01/17/2017		340,000	382,495
Liberty Property LP
6.625%	10/01/2017		445,000	509,378
Simon Property Group LP
4.200%	02/01/2015		210,000	212,545
Vornado Realty LP
4.250%	04/01/2015		1,080,000	1,098,559

				5,309,491

Road & Rail—0.8%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
4.875%	11/15/2017	†	760,000	794,200
Hertz Corp. (The)
6.750%	04/15/2019		1,000,000	1,065,000
JB Hunt Transport Services, Inc.
3.375%	09/15/2015		850,000	875,627
2.400%	03/15/2019		770,000	774,267
Penske Truck Leasing Co. LP/PTL Finance Corp.
3.125%	05/11/2015	^	800,000	817,578
2.500%	03/15/2016	^	620,000	637,579
2.500%	06/15/2019	^	290,000	290,866
Ryder System, Inc. MTN
2.500%	03/01/2017		540,000	557,813

				5,812,930

Semiconductors & Semiconductor Equipment—0.0%
TSMC Global Ltd. (Virgin Islands, British)
1.625%	04/03/2018	^	410,000	404,761

Software—0.1%
Autodesk, Inc.
1.950%	12/15/2017		430,000	434,863

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2014 (Unaudited)

Vantagepoint Low Duration Bond Fund

Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Specialty Retail—0.1%
AutoZone, Inc.
1.300%	01/13/2017		$440,000	$441,348

Technology Hardware, Storage & Peripherals—1.2%
Hewlett-Packard Co.
5.500%	03/01/2018		1,000,000	1,132,128
3.000%	09/15/2016		4,436,000	4,621,908
2.650%	06/01/2016		750,000	774,569
2.350%	03/15/2015		1,100,000	1,114,532
1.167%	01/14/2019	#†	650,000	655,900
Seagate HDD Cayman (Cayman Islands)
3.750%	11/15/2018	^	780,000	799,500

				9,098,537

Thrifts & Mortgage Finance—0.3%
Astoria Financial Corp.
5.000%	06/19/2017		690,000	750,107
BPCE SA (France)
1.625%	02/10/2017		550,000	554,873
BPCE SA MTN (France)
1.479%	04/25/2016	#	800,000	812,746
0.840%	06/23/2017	#	490,000	490,658

				2,608,384

Tobacco—1.0%
BAT International Finance plc (United Kingdom)
1.400%	06/05/2015	^	800,000	806,971
Lorillard Tobacco Co.
6.875%	05/01/2020		2,834,000	3,371,944
2.300%	08/21/2017	†	2,877,000	2,938,588
Reynolds American, Inc.
1.050%	10/30/2015		290,000	290,040

				7,407,543

Trading Companies & Distributors—0.1%
GATX Corp.
2.500%	07/30/2019		700,000	705,340

Wireless Telecommunication Services—0.4%
America Movil SAB de CV (Mexico)
3.625%	03/30/2015		300,000	306,825
SBA Communications Corp.
5.625%	10/01/2019		430,000	457,413
T-Mobile USA, Inc.
5.250%	09/01/2018		720,000	758,700
Vodafone Group plc (United Kingdom)
0.611%	02/19/2016	#	1,210,000	1,213,625

				2,736,563

TOTAL CORPORATE OBLIGATIONS
(Cost $385,219,708)				391,067,048

FLOATING RATE LOANS—0.7%**
ABC Supply Term Loan
3.500%	04/16/2020	#	992,500	991,180
ARAMARK Corp., Extended Term Loan
3.250%	09/07/2019	#	1,496,250	1,488,021
Asurion LLC Non-Amortizing 1st Lien Term Loan
3.750%	03/03/2017	#	400,000	400,350

Coupon Rate	Maturity Date		Face	Value
CDW LLC Term Loan
3.250%	04/29/2020	#	$992,465	$983,532
Dole Food Co., Inc. Term Loan B
4.500%	11/01/2018	#	988,333	991,214
H.J. Heinz Co. 1st Lien Term Loan B2
3.500%	06/05/2020	#	257,400	259,623

TOTAL FLOATING RATE LOANS
(Cost $5,127,554)				5,113,920

MORTGAGE-BACKED SECURITIES—4.6%
Commercial Mortgage-Backed Securities—0.8%
Hilton USA Trust, Series 2013-HLF, Class AFL
1.151%	11/05/2030	#^	1,410,000	1,412,640
Invitation Homes Trust, Series 2013-SFR1, Class A
1.400%	12/17/2030	#^	931,920	936,903
Invitation Homes Trust, Series 2014-SFR1, Class A
1.154%	06/17/2031	#^	3,570,000	3,583,687

				5,933,230

Non-Agency Mortgage-Backed Securities—2.1%
Banc of America Mortgage Trust, Series 2004-L, Class 1A1
2.948%	01/25/2035	#	416,527	418,137
Credit Suisse Mortgage Capital Certificates, Series 2013-IVR2, Class AD
1.550%	04/25/2043	#^	1,406,491	1,328,677
Credit Suisse Mortgage Capital Certificates, Series 2013-IVR3, Class A3
1.550%	05/25/2043	#^	717,667	683,408
Federal Home Loan Mortgage Corporation Structured Agency Credit Risk Debt Notes, Series 2013-DN2, Class M1
1.602%	11/25/2023	#	1,026,055	1,037,362
Fosse Master Issuer plc, Series 2012-1A, Class 2A2 (United Kingdom)
1.626%	10/18/2054	#^	1,822,632	1,845,405
GSAMP Trust, Series 2004-SEA2, Class M1
0.802%	03/25/2034	#	1,388,704	1,387,660
JP Morgan Mortgage Trust, Series 2013-1, Class 2A2
2.500%	03/25/2043	#^	863,241	855,269
MLCC Mortgage Investors Trust, Series 2004-1, Class 2A2
2.146%	12/25/2034	#	967,718	967,720
Provident Funding Mortgage Loan Trust, Series 2004-1, Class 1A1
2.489%	04/25/2034	#	145,266	146,817
Sequoia Mortgage Trust, Series 2012-1, Class 1A1
2.865%	01/25/2042	#	927,405	937,713
Sequoia Mortgage Trust, Series 2012-2, Class A2
3.500%	04/25/2042	#	886,282	906,126
Sequoia Mortgage Trust, Series 2013-1, Class 1A1
1.450%	02/25/2043	#	994,242	958,141
Sequoia Mortgage Trust, Series 2013-4, Class A3
1.550%	04/25/2043	#	1,009,790	936,084

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2014 (Unaudited)

Vantagepoint Low Duration Bond Fund

Coupon Rate	Maturity Date		Face	Value
MORTGAGE-BACKED SECURITIES—(Continued)
Springleaf Mortgage Loan Trust, Series 2012-3A, Class A
1.570%	12/25/2059	#^	$662,133	$663,428
Springleaf Mortgage Loan Trust, Series 2013-1A, Class A
1.270%	06/25/2058	#^	1,156,308	1,155,061
Springleaf Mortgage Loan Trust, Series 2013-2A, Class A
1.780%	12/25/2065	#^	616,534	617,026
Structured Asset Mortgage Investments II Trust, Series 2004-AR5, Class 2A1
2.022%	10/19/2034	#	495,518	403,867
Thornburg Mortgage Securities Trust, Series 2004-1, Class II2A
1.634%	03/25/2044	#	372,704	369,934
Wells Fargo Mortgage Backed Securities Trust, Series 2004-S, Class B1
2.617%	09/25/2034	#	851,315	688,164

				16,305,999

U.S. Government Agency Mortgage-Backed Securities—1.7%
Federal Deposit Insurance Corporation Structured Sale Guaranteed Notes, Series 2010-S1, Class 2A
3.250%	04/25/2038	^	901,188	929,865
Federal National Mortgage Association
3.133%	07/01/2041	#	2,300,982	2,446,225
2.996%	06/01/2041	#	1,201,900	1,261,205
2.114%	10/01/2034	#	917,574	967,870
2.065%	09/01/2034	#	85,846	91,091
2.059%	09/01/2034	#	117,618	124,840
1.942%	10/01/2034	#	156,394	164,951
Federal National Mortgage Association Connecticut Avenue Securities, Series 2013-C01, Class M1
2.152%	10/25/2023	#	1,370,215	1,406,952
Federal National Mortgage Association Connecticut Avenue Securities, Series 2014-C01, Class M1
1.752%	01/25/2024	#	1,485,141	1,510,912
Federal National Mortgage Association Connecticut Avenue Securities, Series 2014-C02, Class 1M1
1.102%	05/25/2024	#	1,558,682	1,560,872
National Credit Union Administration Guaranteed Notes, Series 2010-R1, Class 2A
1.840%	10/07/2020		132,293	133,528
National Credit Union Administration Guaranteed Notes, Series 2010-R3, Class 1A
0.712%	12/08/2020	#	2,859,824	2,878,971

				13,477,282

TOTAL MORTGAGE-BACKED SECURITIES
(Cost $35,885,994)				35,716,511

Coupon Rate	Maturity Date		Face	Value
U.S. TREASURY OBLIGATIONS—22.7%
U.S. Treasury Notes—22.7%
U.S. Treasury Note
1.250%	10/31/2018- 04/30/2019		$14,800,000	$14,642,461
0.875%	09/15/2016- 04/15/2017		55,995,000	56,343,306
0.750%	01/15/2017- 10/31/2017		17,740,000	17,590,563
0.625%	12/15/2016- 02/15/2017		41,284,000	41,250,565
0.500%	06/30/2016		2,000,000	2,001,796
0.375%	04/30/2016		31,700,000	31,692,582
0.375%	03/15/2016	‡‡	315,000	315,203
0.250%	10/31/2015		10,500,000	10,509,849

				174,346,325

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $174,232,194)				174,346,325

GOVERNMENT RELATED OBLIGATIONS—3.3%
U.S. Government Agencies—0.4%
Federal Home Loan Mortgage Corp., Series 1
1.000%	07/28/2017		3,000,000	3,003,204

Non-U.S. Government Agencies—0.3%
IPIC GMTN Ltd. (Cayman Islands)
3.125%	11/15/2015	^	500,000	516,720
Korea Expressway Corp. (Korea, Republic of)
1.625%	04/28/2017	^	700,000	700,146
Petroleos Mexicanos (Mexico)
2.248%	07/18/2018	#	940,000	978,239

				2,195,105

Sovereign Debt—0.2%
Instituto de Credito Oficial (Spain)
1.125%	04/01/2016	^	1,610,000	1,615,818
Panama Government International Bond (Panama)
7.250%	03/15/2015		60,000	62,850

				1,678,668

Supranational—0.7%
European Investment Bank
1.125%	04/15/2015		5,555,000	5,596,979

U.S. Municipal Bonds—1.7%
California General Obligation Bonds (California)
5.450%	04/01/2015		3,635,000	3,774,112
1.050%	02/01/2016		755,000	761,636
Florida Hurricane Catastrophe Fund Finance Corp. Revenue Bonds, Series A (Florida)
2.995%	07/01/2020		3,125,000	3,116,750
1.298%	07/01/2016		2,765,000	2,794,724
Illinois State Toll Highway Authority, Series B (Illinois)
5.000%	12/01/2018		2,230,000	2,586,733

				13,033,955

TOTAL GOVERNMENT RELATED OBLIGATIONS
(Cost $25,027,203)				25,507,911

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2014 (Unaudited)

Vantagepoint Low Duration Bond Fund

Coupon Rate	Maturity Date		Face	Value
ASSET-BACKED SECURITIES—14.4%
Automobiles—4.1%
Ally Master Owner Trust Series 2013-2, Class A
0.602%	04/15/2018	#	1,600,000	1,603,548
Ally Master Owner Trust Series 2013-1, Class A1
0.602%	02/15/2018	#	1,300,000	1,302,625
Capital Auto Receivables Asset Trust Series 2014-2, Class A1
0.453%	06/20/2016	#	1,605,000	1,606,040
Capital Auto Receivables Asset Trust Series 2013-1, Class C
1.740%	10/22/2018		330,000	330,791
Capital Auto Receivables Asset Trust Series 2013-1, Class B
1.290%	04/20/2018		330,000	331,334
Enterprise Fleet Financing LLC Series 2012-1, Class A2
1.140%	11/20/2017	^	912,068	913,920
Ford Credit Auto Owner Trust Series 2013-A, Class A3
0.550%	07/15/2017		3,500,000	3,504,464
Harley-Davidson Motorcycle Trust Series 2014-1, Class A3
1.100%	09/15/2019		5,502,000	5,514,049
Nissan Auto Receivables Owner Trust Series 2011-A, Class A4
1.940%	09/15/2017		955,704	963,751
Nissan Master Owner Trust Receivables Series 2013-A, Class A
0.452%	02/15/2018	#	2,150,000	2,151,851
Porsche Financial Auto Securitization Trust Series 2014-1, Class A3
0.670%	01/23/2018	^	7,789,000	7,804,765
Toyota Auto Receivables Owner Trust Series 2014-B, Class A4
1.310%	09/16/2019		400,000	400,873
Volkswagen Auto Loan Enhanced Trust Series 2014-1, Class A3
0.910%	10/22/2018		5,436,000	5,440,745

				31,868,756

Credit Card—9.0%
American Express Credit Account Master Trust Series 2014-1, Class A
0.522%	12/15/2021	#	5,989,000	6,004,643
BA Credit Card Trust Series 2014-A1, Class A
0.532%	06/15/2021	#	5,600,000	5,606,412
Cabela’s Master Credit Card Trust Series 2014-1, Class A
0.502%	03/16/2020	#	2,195,000	2,197,579
Capital One Multi-Asset Execution Trust Series 2007-A5, Class A5
0.192%	07/15/2020	#	4,900,000	4,864,083
Capital One Multi-Asset Execution Trust Series 2007-A7, Class A7
5.750%	07/15/2020		2,100,000	2,388,868
Capital One Multi-Asset Execution Trust Series 2014-A3, Class A3
0.532%	01/18/2022	#	1,800,000	1,803,900

Coupon Rate	Maturity Date		Face	Value
Chase Issuance Trust Series 2013-A9, Class A
0.572%	11/16/2020	#	$9,000,000	$9,029,340
Chase Issuance Trust Series 2006-A2, Class A2
5.160%	04/16/2018		2,114,000	2,271,415
Chase Issuance Trust Series 2007-B1, Class B1
0.402%	04/15/2019	#	1,500,000	1,491,638
Citibank Credit Card Issuance Trust Series 2008-A2, Class A2
1.303%	01/23/2020	#	3,300,000	3,400,619
Citibank Credit Card Issuance Trust Series 2006-A3, Class A3
5.300%	03/15/2018		960,000	1,035,938
Citibank Credit Card Issuance Trust Series 2013-A6, Class A6
1.320%	09/07/2018		3,897,000	3,936,210
Discover Card Execution Note Trust Series 2013-A6, Class A6
0.602%	04/15/2021	#	5,558,000	5,589,033
Discover Card Execution Note Trust Series 2007-A1, Class A1
5.650%	03/16/2020		750,000	850,739
Discover Card Execution Note Trust Series 2014-A1, Class A1
0.582%	07/15/2021	#	3,200,000	3,213,851
Discover Card Execution Note Trust Series 2012-A1, Class A1
0.810%	08/15/2017		1,450,000	1,454,338
GE Capital Credit Card Master Note Trust Series 2012-3, Class A
0.602%	03/15/2020	#	5,720,000	5,706,126
GE Capital Credit Card Master Note Trust Series 2012-5, Class A
0.950%	06/15/2018		1,390,000	1,395,384
GE Capital Credit Card Master Note Trust Series 2012-1, Class A
1.030%	01/15/2018		2,000,000	2,006,180
GE Capital Credit Card Master Note Trust Series 2012-6, Class A
1.360%	08/17/2020		1,840,000	1,833,329
Gracechurch Card Funding plc (United Kingdom) Series 2012-1A, Class A1
0.852%	02/15/2017	#^	2,700,000	2,711,083

				68,790,708

Other—1.2%
American Homes 4 Rent Series 2014-SFR1, Class A
1.250%	06/17/2031	#^	680,000	681,551
CenterPoint Energy Transition Bond Co. IV LLC Series 2012-1, Class A1
0.901%	04/15/2018		1,556,676	1,559,808
Colony American Homes Series 2014-1A, Class A
1.400%	05/17/2031	#^	717,790	723,042
Colony American Homes Single-Family Rental Pass-Through Certificates Series 2014-2A, Class A
1.100%	07/17/2031	#^	1,250,000	1,251,549
GreatAmerica Leasing Receivables Funding LLC Series 2013-1, Class C
1.830%	06/17/2019	^	250,000	250,993

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2014 (Unaudited)

Vantagepoint Low Duration Bond Fund

Coupon Rate	Maturity Date		Face	Value
ASSET-BACKED SECURITIES—(Continued)
MMAF Equipment Finance LLC Series 2011-AA, Class A3
1.270%	09/15/2015	^	$252,433	$252,668
TAL Advantage V LLC Series 2014-2A, Class A1
1.700%	05/20/2039	^	2,940,104	2,943,472
Trade MAPS 1 Ltd. (Ireland) Series 2013-1A, Class A
0.854%	12/10/2018	#^	1,800,000	1,806,192

				9,469,275

Student Loan—0.1%
Nelnet Student Loan Trust Series 2014-2A, Class A1
0.432%	06/25/2021	#^	895,112	895,881

TOTAL ASSET-BACKED SECURITIES
(Cost $110,960,699)				111,024,620

			Shares	Value
MONEY MARKET FUNDS—5.4%
Institutional Money Market Funds—5.4%
Dreyfus Institutional Cash Advantage Fund, 0.06%		††¥	2,100,000	2,100,000
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class, 0.09%			¥28,505,910	28,505,910
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class, 0.09%		††¥	2,581,190	2,581,190
Fidelity Institutional Money Market: Prime Money Market Portfolio—Institutional Class, 0.06%		††¥	2,100,000	2,100,000
Short-Term Investments Trust Liquid Assets Portfolio—Institutional Class, 0.06%		††¥	2,100,000	2,100,000
Wells Fargo Advantage Cash Investment Money Market Fund—Select Class, 0.07%		††¥	2,100,000	2,100,000

Coupon Rate	Maturity Date		Shares	Value
Wells Fargo Advantage Heritage Money Market Fund—Select Class, 0.07%		††¥	2,100,000	$2,100,000

TOTAL MONEY MARKET FUNDS
(Cost $41,587,100)				41,587,100

TOTAL INVESTMENTS—102.0%
(Cost $778,040,452)				784,363,435
Other assets less liabilities—(2.0%)				(15,743,643)

NET ASSETS—100.0%				$768,619,792

Notes to the Schedule of Investments:

GBP	British Pound Sterling
MTN	Medium Term Note
REIT	Real Estate Investment Trust
^	Securities are not registered under the Securities Act of 1933. These securities may be resold only in transactions exempt from registration, generally to qualified institutional buyers under Securities Act Rule 144A. Such securities are considered illiquid unless deemed liquid by a subadviser under the liquidity procedures adopted by the Board of Directors. The total market value of 144A securities was $121,690,182, which represents 15.8% of Net Assets. The illiquid 144A securities represented 0.0% of Net Assets, and 0.0% of total 144A securities held.
#	Rate is subject to change. Rate shown reflects current rate.
†	Denotes all or a portion of the security on loan.
**	Floating Rate Loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects their weighted average rate.
‡‡	Security or a portion of the security has been pledged as collateral for futures contracts and/or options contracts.
††	Represents reinvestment of collateral received in conjunction with securities lending.
¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS

June 30, 2014 (Unaudited)

Vantagepoint Inflation Focused Fund

Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—2.1%
Capital Markets—0.5%
Goldman Sachs Group, Inc. (The) MTN
3.850%	07/08/2024		$2,600,000	$2,597,842

Consumer Finance—0.6%
Navient Corp. MTN
6.250%	01/25/2016		2,400,000	2,559,000
5.050%	11/14/2014		500,000	508,125

				3,067,125

Diversified Telecommunication Services—0.6%
AT&T, Inc.
0.654%	03/30/2017	#	3,000,000	3,007,749

Electric Utilities—0.1%
Electricite de France SA (France)
1.150%	01/20/2017	^	200,000	200,167
0.688%	01/20/2017	#^	700,000	703,282

				903,449

Multi-Utilities—0.1%
RWE AG (Germany)
7.000%	10/12/2072	#	400,000	446,000

Oil, Gas & Consumable Fuels—0.2%
BG Energy Capital plc (United Kingdom)
6.500%	11/30/2072	#	300,000	332,625
Canadian Natural Resources Ltd. (Canada)
0.609%	03/30/2016	#	600,000	601,561

				934,186

TOTAL CORPORATE OBLIGATIONS
(Cost $10,749,163)				10,956,351

MORTGAGE-BACKED SECURITIES—0.6%
U.S. Government Agency Mortgage-Backed Securities—0.6%
Federal National Mortgage Association TBA
3.000%	08/25/2044
(Cost $2,944,687)			3,000,000	2,956,875

U.S. TREASURY OBLIGATIONS—89.0%
U.S. Treasury Bills—0.1%
U.S. Treasury Bill
0.050%	10/16/2014		460,000	459,947
0.048%	10/30/2014		60,000	59,993

				519,940

U.S. Treasury Inflation Protected Securities Bonds—34.3%
U.S. Treasury Bond
3.875%	04/15/2029	‡‡	6,535,000	13,791,620
3.625%	04/15/2028		6,435,000	13,261,776
3.375%	04/15/2032		869,100	1,677,973
2.500%	01/15/2029		16,525,000	23,045,275
2.375%	01/15/2025- 01/15/2027		32,812,400	48,764,227
2.125%	02/15/2040- 02/15/2041		8,775,100	12,229,297
2.000%	01/15/2026		17,585,000	24,770,430
1.750%	01/15/2028		16,120,000	21,026,607

Coupon Rate	Maturity Date		Face	Value
1.375%	02/15/2044		$9,505,000	$10,651,033
0.750%	02/15/2042		8,459,500	8,368,932
0.625%	02/15/2043		1,210,000	1,134,765

				178,721,935

U.S. Treasury Inflation Protected Securities Notes—54.6%
U.S. Treasury Note
2.625%	07/15/2017		4,000,000	5,124,671
2.500%	07/15/2016		5,124,800	6,531,827
2.375%	01/15/2017		10,000	12,868
2.000%	01/15/2016		3,610,000	4,548,450
1.875%	07/15/2015- 07/15/2019		3,940,000	4,970,969
1.625%	01/15/2018		100,000	123,498
1.375%	07/15/2018- 01/15/2020		10,184,800	12,252,887
1.250%	07/15/2020		21,650,000	25,810,198
1.125%	01/15/2021		18,890,000	22,192,159
0.625%	07/15/2021- 01/15/2024		39,172,500	42,581,038
0.500%	04/15/2015		1,000,000	1,110,317
0.375%	07/15/2023		24,295,000	25,246,481
0.125%	04/15/2016- 01/15/2023		127,092,300	133,729,927

				284,235,290

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $450,610,130)				463,477,165

GOVERNMENT RELATED OBLIGATIONS—2.8%
U.S. Government Agencies—2.6%
Federal Home Loan Bank Discount Note
0.080%	09/17/2014		3,900,000	3,899,746
0.076%	10/08/2014		100,000	99,989
0.072%	09/26/2014		1,100,000	1,099,920
Federal National Mortgage Association Discount Note
0.070%	09/10/2014		5,100,000	5,099,699
0.060%	08/18/2014		2,600,000	2,599,896
New Valley Generation I
7.299%	03/15/2019		565,357	655,848

				13,455,098

Non-U.S. Government Agencies—0.2%
Export-Import Bank of Korea (Korea, Republic of)
4.000%	01/29/2021		1,200,000	1,278,775

TOTAL GOVERNMENT RELATED OBLIGATIONS
(Cost $14,643,313)				14,733,873

ASSET-BACKED SECURITIES—0.6%
Home Equity—0.5%
Argent Securities, Inc. Series 2005-W2, Class A2B1
0.352%	10/25/2035	#	60,005	59,888
First Franklin Mortgage Loan Asset Backed Certificates Series 2005-FF11, Class A2D
0.832%	11/25/2035	#	855,263	833,356
First Franklin Mortgage Loan Asset Backed Certificates Series 2005-FF6, Class M2
0.592%	05/25/2036	#	1,300,000	1,166,992
Long Beach Mortgage Loan Trust Series 2005-2, Class M4
1.082%	04/25/2035	#	300,000	288,455

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2014 (Unaudited)

Vantagepoint Inflation Focused Fund

Coupon Rate	Maturity Date		Face	Value
ASSET-BACKED SECURITIES—(Continued)
Saxon Asset Securities Trust Series 2003-1, Class AF7
4.034%	06/25/2033		$98,664	$100,211

				2,448,902

Manufactured Housing—0.0%
Conseco Finance Securitizations Corp. Series 2002-1, Class A
6.681%	12/01/2033	#	136,141	137,261
Other—0.0%
Park Place Securities, Inc. Series 2004-WWF1, Class M2
1.172%	12/25/2034	#	109,896	110,306

Student Loan—0.1%
North Carolina State Education Assistance Authority Series 2011-2, Class A1
1.010%	10/26/2020	#	147,211	147,276

TOTAL ASSET-BACKED SECURITIES
(Cost $2,702,975)				2,843,745

CERTIFICATES OF DEPOSIT—0.2%
Banks—0.2%
Banco Bilbao Vizcaya Argentaria (Spain)
0.990%	10/23/2015	#
(Cost $999,900)		EUR	1,000,000	1,000,062

			Shares	Value
MONEY MARKET FUNDS—5.5%
Institutional Money Market Fund—5.5%
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class, 0.09%		¥
(Cost $28,586,593)			28,586,593	28,586,593

TOTAL INVESTMENTS—100.8%
(Cost $511,236,761)				524,554,664
Other assets less liabilities—(0.8%)				(3,939,930)

NET ASSETS—100.0%				$520,614,734

Notes to the Schedule of Investments:

EUR	European Monetary Unit
MTN	Medium Term Note
TBA	Security is subject to delayed delivery.
#	Rate is subject to change. Rate shown reflects current rate.
^	Securities are not registered under the Securities Act of 1933. These securities may be resold only in transactions exempt from registration, generally to qualified institutional buyers under Securities Act Rule 144A. Such securities are considered illiquid unless deemed liquid by a subadviser under the liquidity procedures adopted by the Board of Directors. The total market value of 144A securities was $903,449, which represents 0.2% of Net Assets. The illiquid 144A securities represented 0.2% of Net Assets, and 100.0% of total 144A securities held.
‡‡	Security or a portion of the security has been pledged as collateral for futures contracts and/or options contracts.
¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS

June 30, 2014 (Unaudited)

Vantagepoint High Yield Fund

Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—85.7%
Aerospace & Defense—3.0%
AAR Corp.
7.250%	01/15/2022		$1,935,000	$2,128,500
Accudyne Industries Borrower/Accudyne Industries LLC (Luxembourg)
7.750%	12/15/2020	^	2,000,000	2,150,000
B/E Aerospace, Inc.
6.875%	10/01/2020		1,750,000	1,909,687
Huntington Ingalls Industries, Inc.
6.875%	03/15/2018		1,750,000	1,859,375
TransDigm, Inc.
5.500%	10/15/2020		2,750,000	2,808,850

				10,856,412

Auto Components—1.3%
Goodyear Tire & Rubber Co. (The)
8.250%	08/15/2020		1,750,000	1,929,375
7.000%	05/15/2022		2,475,000	2,759,625

				4,689,000

Automobiles—0.6%
Chrysler Group LLC/CG Co.-Issuer, Inc.
8.250%	06/15/2021		1,750,000	1,986,250

Banks—0.5%
CIT Group, Inc.
5.250%	03/15/2018		1,750,000	1,883,437

Beverages—0.8%
Constellation Brands, Inc.
7.250%	05/15/2017		1,750,000	2,009,219
Cott Beverages, Inc.
5.375%	07/01/2022	^	765,000	767,869

				2,777,088

Building Products—1.3%
Summit Materials LLC/Summit Materials Finance Corp.
10.500%	01/31/2020		2,475,000	2,790,563
USG Corp.
6.300%	11/15/2016		1,750,000	1,898,750

				4,689,313

Capital Markets—0.1%
Monitchem HoldCo 3 SA (Luxembourg)
5.250%	06/15/2021	^	EUR 335,000	465,596

Chemicals—0.2%
Tronox Finance LLC
6.375%	08/15/2020		800,000	830,000

Commercial Services & Supplies—3.0%
ACCO Brands Corp.
6.750%	04/30/2020		2,785,000	2,931,212
ADT Corp. (The)
6.250%	10/15/2021	†	2,280,000	2,422,500
2.250%	07/15/2017		1,750,000	1,731,406
Clean Harbors, Inc.
5.250%	08/01/2020		2,010,000	2,082,863
Covanta Holding Corp.
6.375%	10/01/2022		1,500,000	1,635,000

				10,802,981

Coupon Rate	Maturity Date		Face	Value
Communications Equipment—1.2%
CommScope Holding Co., Inc.
6.625%	06/01/2020	^	$2,560,000	$2,745,600
CommScope, Inc.
5.500%	06/15/2024	^	725,000	740,406
5.000%	06/15/2021	^	695,000	712,375

				4,198,381

Consumer Finance—1.2%
Navient Corp. MTN
6.000%	01/25/2017		1,750,000	1,907,500
4.875%	06/17/2019		2,500,000	2,582,750

				4,490,250

Containers & Packaging—2.7%
Ball Corp.
5.750%	05/15/2021		1,750,000	1,870,312
Berry Plastics Corp.
5.500%	05/15/2022		2,080,000	2,094,300
Cascades, Inc. (Canada)
5.500%	07/15/2022	^	1,760,000	1,762,200
Plastipak Holdings, Inc.
6.500%	10/01/2021	^	1,955,000	2,072,300
Sealed Air Corp.
8.375%	09/15/2021	^	1,750,000	2,012,500

				9,811,612

Diversified Financial Services—1.0%
Denali Borrower LLC/Denali Finance Corp.
5.625%	10/15/2020	^	3,500,000	3,718,750

Diversified Telecommunication Services—3.0%
Intelsat Jackson Holdings SA (Luxembourg)
7.500%	04/01/2021		3,500,000	3,845,625
Level 3 Financing, Inc.
8.125%	07/01/2019		1,750,000	1,918,438
6.125%	01/15/2021	^	2,750,000	2,956,250
Wind Acquisition Finance SA (Luxembourg)
7.375%	04/23/2021	^	1,945,000	2,081,150

				10,801,463

Electrical Equipment—0.6%
General Cable Corp.
6.500%	10/01/2022	^	2,000,000	2,045,000

Energy Equipment & Services—2.5%
Forum Energy Technologies, Inc.
6.250%	10/01/2021	^	1,900,000	2,023,500
PHI, Inc.
5.250%	03/15/2019	^	3,470,000	3,548,075
Precision Drilling Corp. (Canada)
6.500%	12/15/2021		3,020,000	3,299,350

				8,870,925

Food & Staples Retailing—0.6%
Ingles Markets, Inc.
5.750%	06/15/2023		2,085,000	2,121,488

Food Products—0.9%
Post Holdings, Inc.
6.000%	12/15/2022	^	1,350,000	1,378,688
Smithfield Foods, Inc.
5.250%	08/01/2018	^	1,750,000	1,833,125

				3,211,813

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2014 (Unaudited)

Vantagepoint High Yield Fund

Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Gas Utilities—0.8%
Suburban Propane Partners LP/Suburban Energy Finance
Corp.
5.500%	06/01/2024		$2,750,000	$2,791,250

Health Care Equipment & Supplies—0.5%
Crimson Merger Sub, Inc.
6.625%	05/15/2022	^	1,795,000	1,783,781

Health Care Providers & Services—5.5%
CHS/Community Health Systems, Inc.
6.875%	02/01/2022	^	3,930,000	4,185,450
5.125%	08/15/2018		1,750,000	1,839,687
DaVita HealthCare Partners, Inc.
5.750%	08/15/2022		4,550,000	4,879,875
Envision Healthcare Corp.
5.125%	07/01/2022	^	800,000	809,000
HCA Holdings, Inc.
7.750%	05/15/2021		1,750,000	1,922,813
6.250%	02/15/2021		2,000,000	2,152,500
LifePoint Hospitals, Inc.
5.500%	12/01/2021	^	2,075,000	2,178,750
MPH Acquisition Holdings LLC
6.625%	04/01/2022	^	2,000,000	2,100,000

				20,068,075

Hotels, Restaurants & Leisure—3.0%
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.
5.375%	06/01/2024	^	1,645,000	1,667,619
Churchill Downs, Inc.
5.375%	12/15/2021	^	2,935,000	3,015,712
Scientific Games International, Inc.
6.250%	09/01/2020		3,260,000	3,227,400
Six Flags Entertainment Corp.
5.250%	01/15/2021	^	3,000,000	3,082,500

				10,993,231

Household Durables—0.6%
Tempur Sealy International, Inc.
6.875%	12/15/2020		1,895,000	2,084,500

Household Products—1.7%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu
8.250%	02/15/2021		3,750,000	4,096,875
Spectrum Brands, Inc.
6.625%	11/15/2022		2,000,000	2,175,000

				6,271,875

Independent Power and Renewable Electricity Producers—1.6%
Calpine Corp.
7.875%	01/15/2023	^	1,750,000	1,960,000
NRG Energy, Inc.
6.250%	07/15/2022	^	3,500,000	3,736,250

				5,696,250

Insurance—1.1%
Hockey Merger Sub 2, Inc.
7.875%	10/01/2021	^	3,560,000	3,831,450

Coupon Rate	Maturity Date		Face	Value
IT Services—1.2%
First Data Corp.
11.250%	01/15/2021		$1,879,000	$2,198,430
8.250%	01/15/2021	^	305,000	335,500
Sungard Availability Services Capital, Inc.
8.750%	04/01/2022	^	1,810,000	1,692,350

				4,226,280

Machinery—1.8%
BC Mountain LLC/BC Mountain Finance, Inc.
7.000%	02/01/2021	^	1,765,000	1,716,462
BlueLine Rental Finance Corp.
7.000%	02/01/2019	^	2,580,000	2,760,600
Milacron LLC/Mcron Finance Corp.
7.750%	02/15/2021	^	2,000,000	2,200,000

				6,677,062

Media—8.9%
Cablevision Systems Corp.
8.625%	09/15/2017		1,750,000	2,040,937
5.875%	09/15/2022	†	2,000,000	2,045,000
CCO Holdings LLC/CCO Holdings Capital Corp.
8.125%	04/30/2020		1,750,000	1,898,750
6.500%	04/30/2021		2,560,000	2,736,000
CSC Holdings LLC
5.250%	06/01/2024	^	1,500,000	1,479,375
DISH DBS Corp.
5.875%	07/15/2022		3,180,000	3,458,250
4.250%	04/01/2018		1,750,000	1,824,375
Interactive Data Corp.
5.875%	04/15/2019	^	2,250,000	2,295,000
Live Nation Entertainment, Inc.
5.375%	06/15/2022	^	2,390,000	2,431,825
Mediacom Broadband LLC/Mediacom Broadband Corp.
5.500%	04/15/2021	^	1,705,000	1,732,706
Nexstar Broadcasting, Inc.
6.875%	11/15/2020		2,000,000	2,165,000
Sinclair Television Group, Inc.
5.375%	04/01/2021		2,000,000	2,022,500
Time, Inc.
5.750%	04/15/2022	^	2,745,000	2,779,313
WMG Acquisition Corp.
5.625%	04/15/2022	^†	3,425,000	3,454,969

				32,364,000

Metals & Mining—2.0%
Eldorado Gold Corp. (Canada)
6.125%	12/15/2020	^	2,130,000	2,161,950
First Quantum Minerals Ltd. (Canada)
7.250%	05/15/2022	^	1,795,000	1,875,775
FMG Resources August 2006 Pty Ltd. (Australia)
6.875%	04/01/2022	^†	1,600,000	1,722,000
HudBay Minerals, Inc. (Canada)
9.500%	10/01/2020		1,300,000	1,436,500

				7,196,225

Multiline Retail—0.8%
Neiman Marcus Group Ltd. LLC
8.750%	10/15/2021	^	2,500,000	2,737,500

Oil, Gas & Consumable Fuels—11.9%
Access Midstream Partners LP/ACMP Finance Corp.
5.875%	04/15/2021		1,750,000	1,881,250
Baytex Energy Corp. (Canada)
5.625%	06/01/2024	^	345,000	346,725
5.125%	06/01/2021	^	920,000	926,900

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2014 (Unaudited)

Vantagepoint High Yield Fund

Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Chesapeake Energy Corp.
7.250%	12/15/2018		$1,750,000	$2,073,750
Concho Resources, Inc.
6.500%	01/15/2022		1,750,000	1,938,125
Denbury Resources, Inc.
5.500%	05/01/2022		2,820,000	2,886,975
Energy XXI Gulf Coast, Inc.
6.875%	03/15/2024	^	770,000	787,325
Jones Energy Holdings LLC/Jones Energy Finance Corp.
6.750%	04/01/2022	^	2,500,000	2,643,750
Kinder Morgan Finance Co. LLC
6.000%	01/15/2018	^	1,750,000	1,920,625
Kinder Morgan, Inc.
5.000%	02/15/2021	^	2,025,000	2,111,062
Kodiak Oil & Gas Corp. (Canada)
8.125%	12/01/2019		1,750,000	1,946,875
5.500%	02/01/2022		2,665,000	2,778,262
Laredo Petroleum, Inc.
9.500%	02/15/2019		1,750,000	1,929,375
5.625%	01/15/2022		2,345,000	2,435,869
Linn Energy LLC/Linn Energy Finance Corp.
6.250%	11/01/2019		3,755,000	3,952,138
Oasis Petroleum, Inc.
6.875%	03/15/2022	^	725,000	793,875
6.875%	01/15/2023		2,500,000	2,737,500
Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp.
6.500%	05/15/2021		2,220,000	2,430,900
Range Resources Corp.
5.750%	06/01/2021		1,750,000	1,898,750
Seventy Seven Energy, Inc.
6.500%	07/15/2022	^	795,000	815,869
Southern Star Central Corp.
5.125%	07/15/2022	^	1,675,000	1,691,750
Stone Energy Corp.
7.500%	11/15/2022		2,000,000	2,215,000

				43,142,650

Personal Products—0.9%
Prestige Brands, Inc.
5.375%	12/15/2021	^	3,225,000	3,305,625

Pharmaceuticals—2.4%
Endo Finance LLC
5.750%	01/15/2022	^	2,685,000	2,745,413
Valeant Pharmaceuticals International
6.875%	12/01/2018	^	1,750,000	1,837,500
6.750%	08/15/2021	^	4,000,000	4,275,000

				8,857,913

Real Estate Management & Development—0.3%
Toys R Us Property Co. II LLC
8.500%	12/01/2017		1,000,000	1,026,250

Road & Rail—1.2%
Ashtead Capital, Inc.
6.500%	07/15/2022	^	2,610,000	2,864,475
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
5.125%	06/01/2022	^	1,455,000	1,460,456

				4,324,931

Coupon Rate	Maturity Date		Face	Value
Software—1.0%
Audatex North America, Inc.
6.000%	06/15/2021	^	$3,310,000	$3,549,975

Specialty Retail—5.9%
AmeriGas Finance LLC/AmeriGas Finance Corp.
7.000%	05/20/2022		3,000,000	3,337,500
DBP Holding Corp.
7.750%	10/15/2020	^	2,740,000	2,411,200
L Brands, Inc.
6.900%	07/15/2017		1,750,000	1,995,000
Men’s Wearhouse, Inc. (The)
7.000%	07/01/2022	^	760,000	790,400
Michaels Stores, Inc.
5.875%	12/15/2020	^	2,500,000	2,557,500
Penske Automotive Group, Inc.
5.750%	10/01/2022		1,680,000	1,776,600
Rent-A-Center, Inc.
6.625%	11/15/2020		1,690,000	1,768,162
Sally Holdings LLC/Sally Capital, Inc.
6.875%	11/15/2019		1,750,000	1,903,125
5.750%	06/01/2022		2,640,000	2,824,800
Serta Simmons Holdings LLC
8.125%	10/01/2020	^	1,930,000	2,103,700

				21,467,987

Technology Hardware, Storage & Peripherals—1.1%
Dell, Inc.
3.100%	04/01/2016		1,750,000	1,793,750
NCR Corp.
5.875%	12/15/2021	^	2,205,000	2,337,300

				4,131,050

Textiles, Apparel & Luxury Goods—0.5%
Levi Strauss & Co.
7.625%	05/15/2020	†	1,750,000	1,892,188

Trading Companies & Distributors—2.7%
Aircastle Ltd. (Bermuda)
6.750%	04/15/2017		1,750,000	1,951,250
Flexi-Van Leasing, Inc.
7.875%	08/15/2018	^	2,080,000	2,256,800
HD Supply, Inc.
8.125%	04/15/2019		1,750,000	1,931,562
7.500%	07/15/2020		1,585,000	1,739,538
United Rentals North America, Inc.
8.375%	09/15/2020		1,750,000	1,929,375

				9,808,525

Wireless Telecommunication Services—3.8%
Matterhorn Midco & Cy SCA (Luxembourg)
7.750%	02/15/2020	EUR	730,000	1,074,558
Sprint Communications, Inc.
8.375%	08/15/2017		1,750,000	2,049,688
Sprint Corp.
7.250%	09/15/2021	^	5,000,000	5,531,250
T-Mobile USA, Inc.
6.633%	04/28/2021		3,000,000	3,258,750
6.464%	04/28/2019		1,750,000	1,846,250

				13,760,496

TOTAL CORPORATE OBLIGATIONS
(Cost $309,139,101)				310,238,828

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2014 (Unaudited)

Vantagepoint High Yield Fund

Coupon Rate	Maturity Date		Face	Value
U.S. TREASURY OBLIGATIONS—6.9%
U.S. Treasury Notes—6.9%
U.S. Treasury Note
1.500%	05/31/2019	†
(Cost $24,716,621)			$25,000,000	$24,875,975

			Shares	Value
MONEY MARKET FUNDS—13.4%
Institutional Money Market Funds—13.4%
Dreyfus Institutional Cash Advantage
Fund, 0.06%		††¥	4,950,000	4,950,000
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class, 0.09%			¥17,128,257	17,128,257
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class, 0.09%		††¥	6,647,398	6,647,398
Fidelity Institutional Money Market: Prime Money Market Portfolio— Institutional Class, 0.06%		††¥	5,050,000	5,050,000
Short-Term Investments Trust Liquid Assets Portfolio—Institutional Class, 0.06%		††¥	4,950,000	4,950,000
Wells Fargo Advantage Cash Investment Money Market Fund—Select Class, 0.07%		††¥	4,950,000	4,950,000
Wells Fargo Advantage Heritage Money Market Fund—Select Class, 0.07%		††¥	4,950,000	4,950,000

TOTAL MONEY MARKET FUNDS
(Cost $48,625,655)				48,625,655

TOTAL INVESTMENTS—106.0%
(Cost $382,481,377)				383,740,458
Other assets less liabilities—(6.0%)				(21,878,397)

NET ASSETS—100.0%				$361,862,061

Notes to the Schedule of Investments:

EUR	European Monetary Unit
MTN	Medium Term Note
^	Securities are not registered under the Securities Act of 1933. These securities may be resold only in transactions exempt from registration, generally to qualified institutional buyers under Securities Act Rule 144A. Such securities are considered illiquid unless deemed liquid by a subadviser under the liquidity procedures adopted by the Board of Directors. The total market value of 144A securities was $142,803,696, which represents 39.5% of Net Assets. The illiquid 144A securities represented 0.0% of Net Assets, and 0.0% of total 144A securities held.
†	Denotes all or a portion of the security on loan.
††	Represents reinvestment of collateral received in conjunction with securities lending.
¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS

June 30, 2014 (Unaudited)

Vantagepoint Equity Income Fund		Shares	Value
COMMON STOCKS—95.3%
Aerospace & Defense—1.6%
Alliant Techsystems, Inc.		3,700	$495,504
Boeing Co. (The)		63,000	8,015,490
Exelis, Inc.		30,565	518,994
General Dynamics Corp.		4,420	515,151
Honeywell International, Inc.		106,100	9,861,995
Huntington Ingalls Industries, Inc.		5,530	523,083
L-3 Communications Holdings, Inc.		4,400	531,300
Northrop Grumman Corp.		4,200	502,446
Raytheon Co.		5,500	507,375
Rockwell Collins, Inc.		6,600	515,724
Spirit AeroSystems Holdings, Inc., Class A	*	226,685	7,639,284
Textron, Inc.		13,100	501,599
Triumph Group, Inc.		7,425	518,413
United Technologies Corp.		75,900	8,762,655

			39,409,013

Air Freight & Logistics—2.3%
FedEx Corp.		304,916	46,158,184
United Parcel Service, Inc., Class B		79,700	8,182,002

			54,340,186

Airlines—0.3%
Alaska Air Group, Inc.		5,600	532,280
Copa Holdings SA, Class A (Panama)		3,515	501,134
Delta Air Lines, Inc.		13,495	522,526
Southwest Airlines Co.		19,650	527,799
United Continental Holdings, Inc.	*	148,800	6,111,216

			8,194,955

Auto Components—0.3%
Gentex Corp.		18,010	523,911
Johnson Controls, Inc.		112,700	5,627,111
Lear Corp.		5,915	528,328
TRW Automotive Holdings Corp.	*	5,925	530,406
Visteon Corp.	*	5,225	506,877

			7,716,633

Automobiles—0.4%
Ford Motor Co.		282,605	4,872,110
General Motors Co.		131,572	4,776,064

			9,648,174

Banks—7.7%
Associated Banc-Corp		28,400	513,472
Bank of America Corp.		776,816	11,939,662
Bank of Hawaii Corp.		8,500	498,865
BankUnited, Inc.		15,100	505,548
BB&T Corp.		213,610	8,422,642
BOK Financial Corp.		7,970	530,802
CIT Group, Inc.		11,555	528,757
Citigroup, Inc.		273,405	12,877,375
City National Corp./California		6,600	500,016
Comerica, Inc.		10,000	501,600

		Shares	Value
Commerce Bancshares, Inc./Missouri		11,400	$530,100
Cullen/Frost Bankers, Inc.		6,700	532,114
East West Bancorp, Inc.		14,600	510,854
Fifth Third Bancorp		24,600	525,210
First Horizon National Corp.		41,500	492,190
First Niagara Financial Group, Inc.		56,100	490,314
First Republic Bank/California		9,700	533,403
Fulton Financial Corp.		40,500	501,795
Huntington Bancshares, Inc./Ohio		51,000	486,540
JPMorgan Chase & Co.		717,630	41,349,841
KeyCorp		35,600	510,148
M&T Bank Corp.	†	4,300	533,415
PacWest Bancorp		12,027	519,206
PNC Financial Services Group, Inc. (The)		303,485	27,025,339
Popular, Inc. (Puerto Rico)	*	15,560	531,841
Regions Financial Corp.		311,400	3,307,068
Signature Bank/New York	*	4,200	529,956
SunTrust Banks, Inc.		207,000	8,292,420
SVB Financial Group	*	4,500	524,790
Synovus Financial Corp.		22,285	543,308
TCF Financial Corp.		31,900	522,203
U.S. Bancorp/Minnesota		323,600	14,018,352
Wells Fargo & Co.		842,920	44,303,875
Zions Bancorporation		16,600	489,202

			184,422,223

Beverages—0.9%
Anheuser-Busch InBev NV ADR (Belgium)		67,200	7,723,968
Constellation Brands, Inc., Class A	*	6,100	537,593
Diageo plc ADR (United Kingdom)		50,200	6,388,954
Molson Coors Brewing Co., Class B		7,180	532,469
PepsiCo, Inc.		76,200	6,807,708

			21,990,692

Biotechnology—0.4%
Alkermes plc (Ireland)	*	9,880	497,260
Alnylam Pharmaceuticals, Inc.	*	8,410	531,260
Amgen, Inc.		65,540	7,757,970
Cubist Pharmaceuticals, Inc.	*	7,030	490,834
Myriad Genetics, Inc.	*	13,490	525,031

			9,802,355

Building Products—0.5%
A.O. Smith Corp.		11,000	545,380
Fortune Brands Home & Security, Inc.		91,100	3,637,623
Masco Corp.		181,500	4,029,300
Owens Corning, Inc.		13,320	515,218
USG Corp.	*†	98,800	2,976,844

			11,704,365

Capital Markets—3.5%
Ameriprise Financial, Inc.		66,590	7,990,800
Bank of New York Mellon Corp. (The)		975,420	36,558,741
BlackRock, Inc.		32,025	10,235,190

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2014 (Unaudited)

Vantagepoint Equity Income Fund		Shares	Value
COMMON STOCKS—(Continued)
Charles Schwab Corp. (The)		18,800	$506,284
E*TRADE Financial Corp.	*	24,885	529,055
Federated Investors, Inc., Class B	†	16,400	507,088
Franklin Resources, Inc.		8,550	494,532
Goldman Sachs Group, Inc. (The)		52,690	8,822,414
Invesco Ltd.		14,300	539,825
Legg Mason, Inc.		131,330	6,738,542
Morgan Stanley		16,600	536,678
Northern Trust Corp.		122,500	7,865,725
Och-Ziff Capital Management Group LLC, Class A		38,300	529,689
Raymond James Financial, Inc.		10,300	522,519
SEI Investments Co.		15,200	498,104
State Street Corp.		7,300	490,998
TD Ameritrade Holding Corp.		16,725	524,329

			83,890,513

Chemicals—1.2%
Air Products & Chemicals, Inc.		4,020	517,052
Albemarle Corp.		7,430	531,245
Ashland, Inc.		4,920	535,001
Cabot Corp.		9,000	521,910
Celanese Corp., Series A		7,695	494,635
CF Industries Holdings, Inc.		2,200	529,166
Cytec Industries, Inc.		5,020	529,208
Dow Chemical Co. (The)		171,395	8,819,987
E.I. Du Pont de Nemours & Co.		133,461	8,733,688
Eastman Chemical Co.		5,700	497,895
Huntsman Corp.		19,125	537,412
Mosaic Co. (The)		10,400	514,280
Potash Corp. of Saskatchewan, Inc. (Canada)		94,200	3,575,832
Rayonier Advanced Materials, Inc.	*	3,515	136,205
Rockwood Holdings, Inc.		7,000	531,930
RPM International, Inc.		11,460	529,223
Sigma-Aldrich Corp.		5,220	529,726
W.R. Grace & Co.	*	5,300	501,009
Westlake Chemical Corp.		6,275	525,594

			29,090,998

Commercial Services & Supplies—0.3%
ADT Corp. (The)	†	15,220	531,787
Cintas Corp.		8,320	528,653
Clean Harbors, Inc.	*	7,885	506,611
Covanta Holding Corp.		26,175	539,467
Iron Mountain, Inc.		14,995	531,573
KAR Auction Services, Inc.		16,800	535,416
Pitney Bowes, Inc.		19,800	546,876
R.R. Donnelley & Sons Co.		32,575	552,472
Republic Services, Inc.		14,075	534,428
Tyco International Ltd. (Switzerland)		10,830	493,848
Waste Connections, Inc.		11,140	540,847
Waste Management, Inc.		11,835	529,379

			6,371,357

Communications Equipment—1.6%
Brocade Communications Systems, Inc.		56,285	517,822

		Shares	Value
Cisco Systems, Inc.		1,004,710	$24,967,044
EchoStar Corp., Class A	*	10,035	531,253
Harris Corp.		111,400	8,438,550
JDS Uniphase Corp.	*	43,830	546,560
Juniper Networks, Inc.	*	20,300	498,162
Motorola Solutions, Inc.		8,000	532,560
QUALCOMM, Inc.		44,500	3,524,400

			39,556,351

Construction & Engineering—0.1%
AECOM Technology Corp.	*	15,900	511,980
Fluor Corp.		6,700	515,230
Jacobs Engineering Group, Inc.	*	9,430	502,430
KBR, Inc.		21,750	518,738
Quanta Services, Inc.	*	14,200	491,036
URS Corp.		11,555	529,797

			3,069,211

Construction Materials—0.3%
Vulcan Materials Co.		97,600	6,222,000

Consumer Finance—0.6%
Ally Financial, Inc.	*	21,555	515,380
American Express Co.		86,200	8,177,794
Capital One Financial Corp.		6,325	522,445
Discover Financial Services		8,420	521,872
Navient Corp.		29,280	518,549
Santander Consumer USA Holdings, Inc.		157,015	3,052,371
SLM Corp.		60,915	506,204

			13,814,615

Containers & Packaging—0.4%
AptarGroup, Inc.		8,000	536,080
Avery Dennison Corp.		10,200	522,750
Bemis Co., Inc.		13,300	540,778
Greif, Inc., Class A		9,900	540,144
MeadWestvaco Corp.		113,500	5,023,510
Owens-Illinois, Inc.	*	15,300	529,992
Rock-Tenn Co., Class A		5,000	527,950
Sonoco Products Co.		12,035	528,698

			8,749,902

Distributors—0.2%
Genuine Parts Co.		55,252	4,851,126

Diversified Consumer Services—0.7%
Apollo Education Group, Inc.	*	17,595	549,844
DeVry Education Group, Inc.		12,500	529,250
Graham Holdings Co., Class B		21,658	15,552,826
Service Corp. International		26,200	542,864

			17,174,784

Diversified Financial Services—0.5%
Berkshire Hathaway, Inc., Class B	*	4,200	531,552
CME Group, Inc.		6,900	489,555
Interactive Brokers Group, Inc., Class A		22,490	523,792
Intercontinental Exchange, Inc.		40,835	7,713,732
Leucadia National Corp.		18,800	492,936
MSCI, Inc.	*	11,725	537,591
NASDAQ OMX Group, Inc. (The)		14,000	540,680
Voya Financial, Inc.		14,400	523,296

			11,353,134

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2014 (Unaudited)

Vantagepoint Equity Income Fund		Shares	Value
COMMON STOCKS—(Continued)
Diversified Telecommunication Services—4.8%
AT&T, Inc.		327,142	$11,567,741
CenturyLink, Inc.		125,860	4,556,132
Frontier Communications Corp.	†	89,600	523,264
Level 3 Communications, Inc.	*	925,364	40,632,733
Telefonica SA (Spain)		143,614	2,465,544
tw telecom inc.	*	903,789	36,431,735
Verizon Communications, Inc.		22,354	1,093,397
Verizon Communications, Inc.		341,335	16,701,522
Windstream Holdings, Inc.	†	51,900	516,924

			114,488,992

Electric Utilities—2.4%
American Electric Power Co., Inc.		9,625	536,786
Duke Energy Corp.		126,623	9,394,160
Edison International		96,725	5,620,690
Entergy Corp.		107,260	8,804,973
Exelon Corp.		192,850	7,035,168
FirstEnergy Corp.		118,100	4,100,432
Great Plains Energy, Inc.		18,900	507,843
Hawaiian Electric Industries, Inc.	†	20,200	511,464
ITC Holdings Corp.		13,870	505,977
NextEra Energy, Inc.		45,910	4,704,857
Northeast Utilities		165,210	7,809,477
OGE Energy Corp.		13,800	539,304
Pepco Holdings, Inc.		19,395	532,975
Pinnacle West Capital Corp.		9,300	537,912
PPL Corp.		15,300	543,609
Southern Co. (The)		11,600	526,408
Westar Energy, Inc.	†	14,500	553,755
Xcel Energy, Inc.		164,500	5,301,835

			58,067,625

Electrical Equipment—1.0%
Babcock & Wilcox Co. (The)		16,000	519,360
Eaton Corp. plc		181,345	13,996,207
Emerson Electric Co.		137,200	9,104,592
Hubbell, Inc., Class B		4,400	541,860
Regal-Beloit Corp.		6,725	528,316

			24,690,335

Electronic Equipment, Instruments & Components—0.5%
Arrow Electronics, Inc.	*	8,900	537,649
Avnet, Inc.		11,200	496,272
AVX Corp.		40,500	537,840
Corning, Inc.		351,500	7,715,425
Dolby Laboratories, Inc., Class A	*†	11,800	509,760
FLIR Systems, Inc.		14,300	496,639
Ingram Micro, Inc., Class A	*	17,500	511,175
Jabil Circuit, Inc.		25,470	532,323
Knowles Corp.	*	15,900	488,766
Tech Data Corp.	*	8,700	543,924
Vishay Intertechnology, Inc.		34,095	528,132

			12,897,905

Energy Equipment & Services—1.4%
Atwood Oceanics, Inc.	*	10,100	530,048
Baker Hughes, Inc.		7,130	530,828

		Shares	Value
Cameron International Corp.	*	7,725	$523,060
Diamond Offshore Drilling, Inc.	†	105,200	5,221,076
Frank’s International NV (Netherlands)		21,700	533,820
Halliburton Co.		173,020	12,286,150
Helmerich & Payne, Inc.		4,515	524,237
Nabors Industries Ltd. (Bermuda)		18,780	551,569
National Oilwell Varco, Inc.		6,600	543,510
Oil States International, Inc.	*	7,865	504,068
Patterson-UTI Energy, Inc.		15,240	532,486
Rowan Cos. plc, Class A		16,500	526,845
Schlumberger Ltd.		77,000	9,082,150
Seadrill Ltd. (Bermuda)		12,350	493,382
Superior Energy Services, Inc.		14,530	525,114
Tidewater, Inc.		9,355	525,283
Unit Corp.	*	7,800	536,874

			33,970,500

Food & Staples Retailing—0.5%
Costco Wholesale Corp.		4,275	492,309
CVS Caremark Corp.		106,330	8,014,092
Rite Aid Corp.	*	70,300	504,051
Safeway, Inc.		15,410	529,179
Sysco Corp.		14,200	531,790
Walgreen Co.		7,130	528,547
Wal-Mart Stores, Inc.		6,700	502,969
Whole Foods Market, Inc.		12,730	491,760

			11,594,697

Food Products—2.5%
Archer-Daniels-Midland Co.		202,400	8,927,864
Bunge Ltd.		6,600	499,224
Campbell Soup Co.		162,800	7,457,868
ConAgra Foods, Inc.		20,610	611,705
Hain Celestial Group, Inc. (The)	*	5,700	505,818
Hillshire Brands Co. (The)		7,980	497,154
Ingredion, Inc.		6,840	513,274
J.M. Smucker Co. (The)		4,925	524,857
Kellogg Co.		7,920	520,344
Kraft Foods Group, Inc.		77,600	4,652,120
McCormick & Co., Inc. (Non-Voting Shares)		41,600	2,978,144
Mondelez International, Inc., Class A		793,987	29,861,851
Pilgrim’s Pride Corp.	*	19,760	540,634
Pinnacle Foods, Inc.		16,165	531,828
Tyson Foods, Inc., Class A		14,360	539,074

			59,161,759

Gas Utilities—0.1%
AGL Resources, Inc.		9,735	535,717
Atmos Energy Corp.		10,055	536,937
National Fuel Gas Co.		6,920	541,836
Questar Corp.		21,400	530,720
UGI Corp.		10,735	542,118

			2,687,328

Health Care Equipment & Supplies—2.1%
Abbott Laboratories		657,197	26,879,357
Alere, Inc.	*	14,040	525,377
Baxter International, Inc.		83,695	6,051,148
Boston Scientific Corp.	*	39,400	503,138
CareFusion Corp.	*	11,945	529,761

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2014 (Unaudited)

Vantagepoint Equity Income Fund		Shares	Value
COMMON STOCKS—(Continued)
Cooper Cos., Inc. (The)		3,900	$528,567
Covidien plc (Ireland)		127,475	11,495,695
DENTSPLY International, Inc.		11,100	525,585
Hill-Rom Holdings, Inc.		13,300	552,083
Hologic, Inc.	*	20,790	527,027
Intuitive Surgical, Inc.	*	1,235	508,573
Medtronic, Inc.		8,400	535,584
Sirona Dental Systems, Inc.	*	6,175	509,191
St. Jude Medical, Inc.		7,800	540,150
Stryker Corp.		6,300	531,216
Teleflex, Inc.		4,800	506,880
Zimmer Holdings, Inc.		5,020	521,377

			51,770,709

Health Care Providers & Services—1.1%
Aetna, Inc.		6,425	520,939
Cardinal Health, Inc.		7,500	514,200
Cigna Corp.		5,740	527,908
Community Health Systems, Inc.	*	11,490	521,301
DaVita HealthCare Partners, Inc.	*	6,935	501,539
Express Scripts Holding Co.	*	7,560	524,135
HCA Holdings, Inc.	*	9,050	510,239
Health Net, Inc.	*	13,010	540,435
Humana, Inc.		4,125	526,845
Laboratory Corp. of America Holdings	*	4,845	496,128
LifePoint Hospitals, Inc.	*	8,075	501,458
MEDNAX, Inc.	*	8,900	517,535
Omnicare, Inc.		7,940	528,566
Patterson Cos., Inc.		12,500	493,875
Quest Diagnostics, Inc.		84,100	4,935,829
UnitedHealth Group, Inc.		153,765	12,570,289
Universal Health Services, Inc., Class B		5,355	512,795
VCA, Inc.	*	14,660	514,419
WellPoint, Inc.		4,820	518,680

			26,277,115

Health Care Technology—0.0%
Allscripts Healthcare Solutions, Inc.	*	33,245	533,582

Hotels, Restaurants & Leisure—0.5%
Aramark		19,475	504,013
Carnival Corp.		179,300	6,750,645
Choice Hotels International, Inc.		11,400	537,054
Darden Restaurants, Inc.		10,955	506,888
Hyatt Hotels Corp., Class A	*	8,640	526,867
International Game Technology		32,400	515,484
Marriott International, Inc., Class A		8,250	528,825
MGM Resorts International	*	20,900	551,760
Norwegian Cruise Line Holdings Ltd.	*	16,100	510,370
Royal Caribbean Cruises Ltd.		9,400	522,640
Starwood Hotels & Resorts Worldwide, Inc.		6,500	525,330
Wendy’s Co. (The)		60,733	518,053

			12,497,929

Household Durables—0.8%
D.R. Horton, Inc.		22,290	547,888
Garmin Ltd. (Switzerland)	†	8,735	531,962

		Shares	Value
Jarden Corp.	*	8,865	$526,138
Leggett & Platt, Inc.		15,600	534,768
Lennar Corp., Class A		13,100	549,938
Mohawk Industries, Inc.	*	3,800	525,692
Newell Rubbermaid, Inc.		205,885	6,380,376
PulteGroup, Inc.		336,950	6,792,912
Taylor Morrison Home Corp., Class A	*	24,855	557,249
Toll Brothers, Inc.	*	14,300	527,670
Whirlpool Corp.		9,000	1,252,980

			18,727,573

Household Products—0.4%
Clorox Co. (The)		80,100	7,321,140
Colgate-Palmolive Co.		7,315	498,737
Energizer Holdings, Inc.		4,345	530,220
Kimberly-Clark Corp.		4,700	522,734
Procter & Gamble Co. (The)		6,400	502,976

			9,375,807

Independent Power and Renewable Electricity Producers—0.2%
AES Corp. (The)		232,800	3,620,040
Calpine Corp.	*	22,325	531,558
NRG Energy, Inc.		14,290	531,588

			4,683,186

Industrial Conglomerates—3.0%
3M Co.		45,235	6,479,461
Carlisle Cos., Inc.		6,125	530,548
Danaher Corp.		6,520	513,320
General Electric Co.		1,271,780	33,422,378
Koninklijke Philips NV NYRS
(Netherlands)		961,357	30,532,698
Roper Industries, Inc.		3,420	499,354

			71,977,759

Insurance—8.6%
ACE Ltd. (Switzerland)		99,900	10,359,630
Aflac, Inc.		8,300	516,675
Alleghany Corp.	*	1,205	527,935
Allied World Assurance Co. Holdings AG (Switzerland)		13,970	531,139
Allstate Corp. (The)		101,600	5,965,952
American Financial Group, Inc.		9,000	536,040
American International Group, Inc.		125,630	6,856,885
American National Insurance Co.		4,600	525,320
Aon plc (United Kingdom)		371,112	33,433,480
Arch Capital Group Ltd. (Bermuda)	*	9,000	516,960
Arthur J. Gallagher & Co.		10,735	500,251
Aspen Insurance Holdings Ltd. (Bermuda)		11,580	525,964
Assurant, Inc.		7,900	517,845
Assured Guaranty Ltd. (Bermuda)		20,000	490,000
Axis Capital Holdings Ltd. (Bermuda)		11,100	491,508
Brown & Brown, Inc.		16,800	515,928
Chubb Corp. (The)		42,600	3,926,442
Cincinnati Financial Corp.		10,600	509,224
CNA Financial Corp.		13,145	531,321

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2014 (Unaudited)

Vantagepoint Equity Income Fund		Shares	Value
COMMON STOCKS—(Continued)
Endurance Specialty Holdings Ltd. (Bermuda)	†	10,300	$531,377
Everest Re Group Ltd. (Bermuda)		3,400	545,666
Fairfax Financial Holdings Ltd. (Canada)		30,522	14,421,731
Fidelity National Financial, Inc., Class A		16,200	530,712
Genworth Financial, Inc., Class A	*	30,200	525,480
Hanover Insurance Group, Inc. (The)		8,400	530,460
Hartford Financial Services Group, Inc. (The)		14,400	515,664
HCC Insurance Holdings, Inc.		10,925	534,670
Lincoln National Corp.		10,100	519,544
Loews Corp.		883,924	38,901,495
Markel Corp.	*	805	527,790
Marsh & McLennan Cos., Inc.		393,665	20,399,720
MBIA, Inc.	*	45,475	502,044
Mercury General Corp.		11,700	550,368
MetLife, Inc.		148,920	8,273,995
Old Republic International Corp.		31,600	522,664
PartnerRe Ltd. (Bermuda)		4,910	536,221
Principal Financial Group, Inc.		111,655	5,636,344
ProAssurance Corp.		11,700	519,480
Progressive Corp. (The)		21,000	532,560
Protective Life Corp.		7,720	535,228
Prudential Financial, Inc.		5,815	516,198
Reinsurance Group of America, Inc.		6,500	512,850
RenaissanceRe Holdings Ltd. (Bermuda)		5,015	536,605
StanCorp Financial Group, Inc.		7,900	505,600
Sun Life Financial, Inc. (Canada)		83,300	3,057,943
Torchmark Corp.		6,600	540,672
Travelers Cos., Inc. (The)		292,020	27,470,321
Unum Group		157,495	5,474,526
Validus Holdings Ltd. (Bermuda)		14,000	535,360
W.R. Berkley Corp.		11,465	530,944
White Mountains Insurance Group Ltd.		900	547,596
Willis Group Holdings plc (United Kingdom)		50,200	2,173,660
XL Group plc (Ireland)		16,035	524,826

			206,798,813

Internet & Catalog Retail—0.0%
HomeAway, Inc.	*	15,010	522,648
Liberty Interactive Corp., Series A	*	17,900	525,544

			1,048,192

Internet Software & Services—0.1%
AOL, Inc.	*	13,695	544,924
IAC/InterActiveCorp		7,220	499,840
Yahoo!, Inc.	*	15,520	545,218

			1,589,982

		Shares	Value
IT Services—0.7%
Amdocs Ltd.		11,400	$528,162
Booz Allen Hamilton Holding Corp.		23,900	507,636
Computer Sciences Corp.		67,700	4,278,640
CoreLogic, Inc.	*	17,600	534,336
DST Systems, Inc.		5,500	506,935
Fidelity National Information Services, Inc.		9,800	536,452
Genpact Ltd. (Bermuda)	*	28,785	504,601
International Business Machines Corp.		19,100	3,462,257
Leidos Holdings, Inc.		13,660	523,725
Paychex, Inc.		11,800	490,408
Teradata Corp.	*	12,890	518,178
Total System Services, Inc.		16,600	521,406
Western Union Co. (The)	†	159,900	2,772,666
Xerox Corp.		42,085	523,537

			16,208,939

Leisure Products—0.4%
Hasbro, Inc.		9,800	519,890
Mattel, Inc.		219,035	8,535,794

			9,055,684

Life Sciences Tools & Services—0.2%
Agilent Technologies, Inc.		9,200	528,448
Bio-Rad Laboratories, Inc., Class A	*	4,100	490,811
Charles River Laboratories International, Inc.	*	9,645	516,201
Covance, Inc.	*	5,795	495,936
PerkinElmer, Inc.		11,300	529,292
QIAGEN NV (Netherlands)	*	21,775	532,399
Quintiles Transnational Holdings, Inc.	*	10,100	538,229
Techne Corp.		5,720	529,500
Thermo Fisher Scientific, Inc.		4,400	519,200

			4,680,016

Machinery—2.5%
AGCO Corp.		9,300	522,846
Caterpillar, Inc.		4,820	523,789
Crane Co.		7,300	542,828
Deere & Co.		55,715	5,044,993
Donaldson Co., Inc.		12,000	507,840
Dover Corp.		5,825	529,784
IDEX Corp.		6,630	535,306
Illinois Tool Works, Inc.		190,080	16,643,405
Ingersoll-Rand plc		104,590	6,537,921
ITT Corp.		10,545	507,215
Joy Global, Inc.	†	91,225	5,617,635
Kennametal, Inc.		11,135	515,328
Lincoln Electric Holdings, Inc.		7,125	497,895
Navistar International Corp.	*†	14,050	526,594
Oshkosh Corp.		9,000	499,770
PACCAR, Inc.		80,315	5,046,191
Parker Hannifin Corp.		4,300	540,639
Pentair plc (United Kingdom)		7,200	519,264
Snap-on, Inc.		4,600	545,192
SPX Corp.		4,825	522,113
Stanley Black & Decker, Inc.		74,625	6,553,568
Terex Corp.		12,930	531,423
Timken Co. (The)		7,850	532,544

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2014 (Unaudited)

Vantagepoint Equity Income Fund		Shares	Value
COMMON STOCKS—(Continued)
Trinity Industries, Inc.		12,405	$542,347
Valmont Industries, Inc.		3,435	521,948
Xylem, Inc.		145,340	5,679,887

			61,088,265

Media—4.3%
Cablevision Systems Corp., Class A	†	186,300	3,288,195
CBS Corp. (Non-Voting Shares), Class B		81,730	5,078,702
CBS Outdoor Americas, Inc.		14,725	481,213
Clear Channel Outdoor Holdings, Inc., Class A		60,040	491,127
Comcast Corp., Class A		241,060	12,940,101
DIRECTV	*	39,800	3,383,398
DISH Network Corp., Class A	*	7,980	519,338
DreamWorks Animation SKG, Inc., Class A	*†	22,245	517,419
Gannett Co., Inc.		17,965	562,484
Interpublic Group of Cos., Inc. (The)		248,200	4,842,382
John Wiley & Sons, Inc., Class A		8,800	533,192
Liberty Media Corp., Series A	*	4,000	546,720
Live Nation Entertainment, Inc.	*	21,185	523,058
Madison Square Garden Co. (The), Class A	*	61,165	3,819,754
New York Times Co. (The), Class A		167,900	2,553,759
News Corp., Class A	*	1,704,548	30,579,591
News Corp., Class B	*	518,104	9,040,915
Pearson plc (United Kingdom)		113,143	2,233,954
Regal Entertainment Group, Class A	†	25,100	529,610
Starz, Class A	*	17,695	527,134
Thomson Reuters Corp.		163,380	5,940,497
Time Warner, Inc.		122,433	8,600,918
Twenty-First Century Fox, Inc., Class A		15,345	539,377
Walt Disney Co. (The)		56,900	4,878,606

			102,951,444

Metals & Mining—1.0%
Alcoa, Inc.		35,745	532,243
Allegheny Technologies, Inc.		12,460	561,946
Carpenter Technology Corp.		8,400	531,300
Cliffs Natural Resources, Inc.	†	34,940	525,847
Freeport-McMoRan Copper & Gold, Inc.		14,540	530,710
Newmont Mining Corp.		153,600	3,907,584
Nucor Corp.		204,700	10,081,475
Reliance Steel & Aluminum Co.		7,300	538,083
Royal Gold, Inc.		7,055	537,027
Steel Dynamics, Inc.		265,700	4,769,315
Tahoe Resources, Inc.	*†	20,570	538,934
United States Steel Corp.	†	19,100	497,364

			23,551,828

		Shares	Value
Multiline Retail—0.9%
Big Lots, Inc.	*	11,705	$534,919
Dillard’s, Inc., Class A		4,550	530,576
Dollar General Corp.	*	9,175	526,278
Family Dollar Stores, Inc.		7,315	483,814
J.C. Penney Co., Inc.	*†	57,100	516,755
Kohl’s Corp.		149,955	7,899,629
Macy’s, Inc.		103,600	6,010,872
Nordstrom, Inc.		77,180	5,242,837
Sears Holdings Corp.	*†	13,090	523,076
Target Corp.		8,700	504,165

			22,772,921

Multi-Utilities—0.8%
Alliant Energy Corp.		9,000	547,740
Ameren Corp.		12,600	515,088
CenterPoint Energy, Inc.		21,400	546,556
CMS Energy Corp.		17,500	545,125
Consolidated Edison, Inc.		9,600	554,304
Dominion Resources, Inc.		7,100	507,792
DTE Energy Co.		7,000	545,090
Integrys Energy Group, Inc.		7,745	550,902
MDU Resources Group, Inc.		14,900	522,990
NiSource, Inc.		259,240	10,198,501
PG&E Corp.		11,060	531,101
Public Service Enterprise Group, Inc.		13,500	550,665
SCANA Corp.		10,100	543,481
Sempra Energy		5,115	535,592
TECO Energy, Inc.		30,200	558,096
Vectren Corp.		13,000	552,500
Wisconsin Energy Corp.		11,000	516,120

			18,821,643

Oil, Gas & Consumable Fuels—13.9%
Anadarko Petroleum Corp.		153,110	16,760,952
Apache Corp.		158,045	15,902,488
BP plc ADR (United Kingdom)		82,098	4,330,669
Chesapeake Energy Corp.		1,804,365	56,079,664
Chevron Corp.		310,348	40,515,931
Cimarex Energy Co.		3,730	535,106
Cobalt International Energy, Inc.	*	27,200	499,120
ConocoPhillips		47,960	4,111,611
CONSOL Energy, Inc.		1,069,580	49,275,551
CVR Energy, Inc.		10,780	519,488
Denbury Resources, Inc.		28,610	528,141
Devon Energy Corp.		6,660	528,804
Energen Corp.		5,825	517,726
Eni SpA (Italy)		63,754	1,743,651
EOG Resources, Inc.		68,360	7,988,550
EP Energy Corp., Class A	*	22,515	518,971
EQT Corp.		4,815	514,723
Exxon Mobil Corp.		270,285	27,212,294
Golar LNG Ltd. (Bermuda)	†	9,440	567,344
Gulfport Energy Corp.	*	8,300	521,240
Hess Corp.		107,245	10,605,458
HollyFrontier Corp.		11,800	515,542
Kinder Morgan, Inc.		14,655	531,390
Laredo Petroleum, Inc.	*	17,210	533,166
Marathon Oil Corp.		205,465	8,202,163
Marathon Petroleum Corp.		6,600	515,262
Murphy Oil Corp.		696,236	46,285,769

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2014 (Unaudited)

Vantagepoint Equity Income Fund		Shares	Value
COMMON STOCKS—(Continued)
Newfield Exploration Co.	*	12,200	$539,240
Noble Energy, Inc.		6,630	513,560
Occidental Petroleum Corp.		85,750	8,800,522
ONEOK, Inc.		7,850	534,428
PBF Energy, Inc., Class A		19,285	513,945
Peabody Energy Corp.	†	31,800	519,930
Phillips 66		6,130	493,036
QEP Resources, Inc.		15,495	534,577
Rice Energy, Inc.	*	15,960	485,982
Royal Dutch Shell plc ADR (Netherlands)		148,181	12,205,669
SandRidge Energy, Inc.	*†	72,610	519,162
Southwestern Energy Co.	*	146,450	6,662,010
Spectra Energy Corp.		12,475	529,938
Talisman Energy, Inc. (Canada)		137,800	1,460,680
Teekay Corp. (Bermuda)		9,100	566,475
Tesoro Corp.		8,480	497,522
Ultra Petroleum Corp.	*†	17,650	524,029
Valero Energy Corp.		10,130	507,513
Whiting Petroleum Corp.	*	6,440	516,810
World Fuel Services Corp.		11,045	543,745
WPX Energy, Inc.	*	22,435	536,421

			334,365,968

Paper & Forest Products—0.7%
Domtar Corp. (Canada)		11,565	495,560
International Paper Co.		328,005	16,554,413

			17,049,973

Personal Products—0.2%
Avon Products, Inc.		303,315	4,431,432
Coty, Inc., Class A		31,035	531,630

			4,963,062

Pharmaceuticals—4.1%
AstraZeneca plc ADR (United Kingdom)		106,500	7,914,015
Bristol-Myers Squibb Co.		165,250	8,016,278
Eli Lilly & Co.		8,430	524,093
Forest Laboratories, Inc.	*	5,700	564,300
GlaxoSmithKline plc (United Kingdom)		146,634	3,904,159
Hospira, Inc.	*	10,195	523,717
Johnson & Johnson		200,700	20,997,234
Mallinckrodt plc	*	6,960	556,939
Merck & Co., Inc.		483,170	27,951,385
Perrigo Co. plc (Ireland)		3,420	498,499
Pfizer, Inc.		494,746	14,684,061
Roche Holding AG (Genusschein) (Switzerland)		30,872	9,198,525
Zoetis, Inc.		76,800	2,478,336

			97,811,541

Professional Services—0.1%
Dun & Bradstreet Corp. (The)		4,820	531,164
Equifax, Inc.		6,840	496,174
Manpowergroup, Inc.		6,320	536,252
Nielsen NV		10,935	529,363
Towers Watson & Co., Class A		4,980	519,065

			2,612,018

		Shares	Value
Real Estate Investment Trusts (REITs)—2.2%
Alexandria Real Estate Equities, Inc. REIT		7,000	$543,480
American Campus Communities, Inc. REIT		13,600	520,064
American Capital Agency Corp. REIT		22,010	515,254
American Homes 4 Rent, Class A REIT		30,200	536,352
American Realty Capital Properties, Inc. REIT		39,710	497,566
Annaly Capital Management, Inc. REIT		44,715	511,092
Apartment Investment & Management Co., Class A REIT		16,800	542,136
AvalonBay Communities, Inc. REIT		3,715	528,236
BioMed Realty Trust, Inc. REIT		23,865	520,973
Boston Properties, Inc. REIT		4,500	531,810
Brandywine Realty Trust REIT		35,300	550,680
Brixmor Property Group, Inc. REIT		23,700	543,915
Camden Property Trust REIT		7,515	534,692
CBL & Associates Properties, Inc. REIT		28,900	549,100
Chimera Investment Corp. REIT		161,690	515,791
Columbia Property Trust, Inc. REIT		18,715	486,777
CommonWealth REIT REIT		19,050	501,396
Corporate Office Properties Trust REIT		18,900	525,609
Corrections Corp. of America REIT		15,900	522,315
DDR Corp. REIT		30,900	544,767
Digital Realty Trust, Inc. REIT	†	66,800	3,895,776
Douglas Emmett, Inc. REIT		18,500	522,070
Duke Realty Corp. REIT		30,300	550,248
Equity Lifestyle Properties, Inc. REIT		11,740	518,438
Equity Residential REIT		8,800	554,400
Essex Property Trust, Inc. REIT		3,003	555,285
Federal Realty Investment Trust REIT		4,500	544,140
Gaming and Leisure Properties, Inc. REIT	†	15,705	533,499
General Growth Properties, Inc. REIT		23,000	541,880
HCP, Inc. REIT		12,735	526,974
Health Care REIT, Inc. REIT		8,320	521,414
Healthcare Trust of America, Inc., Class A REIT		44,400	534,576
Home Properties, Inc. REIT		8,500	543,660
Hospitality Properties Trust REIT		17,900	544,160
Host Hotels & Resorts, Inc. REIT		344,360	7,579,364
Kilroy Realty Corp. REIT		8,700	541,836
Kimco Realty Corp. REIT		23,100	530,838
Liberty Property Trust REIT		14,000	531,020
Macerich Co. (The) REIT		8,200	547,350
MFA Financial, Inc. REIT		63,045	517,599
Mid-America Apartment Communities, Inc. REIT		7,500	547,875

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2014 (Unaudited)

Vantagepoint Equity Income Fund		Shares	Value
COMMON STOCKS—(Continued)
National Retail Properties, Inc. REIT	†	14,140	$525,867
NorthStar Realty Finance Corp. REIT		29,925	520,096
Omega Healthcare Investors, Inc. REIT		13,680	504,245
Piedmont Office Realty Trust, Inc., Class A REIT		27,905	528,521
Plum Creek Timber Co., Inc. REIT		11,210	505,571
Post Properties, Inc. REIT		9,825	525,245
Prologis, Inc. REIT		12,400	509,516
Public Storage REIT		3,100	531,185
Rayonier, Inc. REIT		10,545	374,875
Realty Income Corp. REIT		11,840	525,933
Regency Centers Corp. REIT		9,520	530,074
Retail Properties of America, Inc., Class A REIT		34,190	525,842
Senior Housing Properties Trust REIT		21,680	526,607
Simon Property Group, Inc. REIT		3,100	515,468
SL Green Realty Corp. REIT		4,725	516,962
Spirit Realty Capital, Inc. REIT		45,840	520,742
Starwood Property Trust, Inc. REIT		22,000	522,940
Tanger Factory Outlet Centers, Inc. REIT		14,060	491,678
Taubman Centers, Inc. REIT		7,200	545,832
Two Harbors Investment Corp. REIT		50,200	526,096
UDR, Inc. REIT		18,650	533,950
Ventas, Inc. REIT		8,400	538,440
Vornado Realty Trust REIT		4,920	525,112
Washington Prime Group, Inc. REIT	*	28,170	527,906
Weingarten Realty Investors REIT		16,035	526,589
Weyerhaeuser Co. REIT		207,797	6,876,003
WP Carey, Inc. REIT		8,025	516,810

			52,522,512

Real Estate Management & Development—1.5%
Cheung Kong Holdings Ltd. ADR (Hong Kong)		1,907,000	33,798,142
Forest City Enterprises, Inc., Class A	*	27,400	544,438
Howard Hughes Corp. (The)	*	3,510	553,983
Jones Lang LaSalle, Inc.		4,210	532,102
Realogy Holdings Corp.	*	14,560	549,058

			35,977,723

Road & Rail—0.3%
AMERCO		1,820	529,183
Con-way, Inc.		10,810	544,932
CSX Corp.		17,045	525,157
Genesee & Wyoming, Inc., Class A	*	5,015	526,575
Kansas City Southern		4,655	500,459
Norfolk Southern Corp.		35,715	3,679,717
Ryder System, Inc.		6,025	530,742

			6,836,765

		Shares	Value
Semiconductors & Semiconductor Equipment—2.7%
Altera Corp.		14,400	$500,544
Analog Devices, Inc.		231,630	12,524,234
Applied Materials, Inc.		343,720	7,750,886
Broadcom Corp., Class A		13,930	517,082
Cree, Inc.	*	10,260	512,487
First Solar, Inc.	*	7,600	540,056
Freescale Semiconductor Ltd.	*	22,000	517,000
Intel Corp.		425,055	13,134,199
KLA-Tencor Corp.		7,600	552,064
Lam Research Corp.		7,880	532,530
Marvell Technology Group Ltd. (Bermuda)		552,850	7,922,340
Maxim Integrated Products, Inc.		307,580	10,399,280
Micron Technology, Inc.	*	17,130	564,434
NVIDIA Corp.		29,100	539,514
ON Semiconductor Corp.	*	54,700	499,958
SunEdison, Inc.	*	22,420	506,692
SunPower Corp.	*	12,445	509,996
Teradyne, Inc.	†	26,200	513,520
Texas Instruments, Inc.		121,900	5,825,601

			64,362,417

Software—1.5%
Activision Blizzard, Inc.		23,785	530,405
ANSYS, Inc.	*	6,650	504,203
Autodesk, Inc.	*	9,365	527,999
CA, Inc.		81,905	2,353,950
Citrix Systems, Inc.	*	7,695	481,322
Electronic Arts, Inc.	*	14,400	516,528
FireEye, Inc.	*†	13,140	532,827
Informatica Corp.	*	14,590	520,133
MICROS Systems, Inc.	*	7,815	530,639
Microsoft Corp.		436,465	18,200,590
Nuance Communications, Inc.	*	27,080	508,292
Rovi Corp.	*	22,400	536,704
Symantec Corp.		382,415	8,757,303
Synopsys, Inc.	*	13,200	512,424
Zynga, Inc., Class A	*	165,375	530,854

			35,544,173

Specialty Retail—1.5%
Aaron’s, Inc.		14,990	534,244
Abercrombie & Fitch Co., Class A	†	12,145	525,271
Ascena Retail Group, Inc.	*	29,200	499,320
AutoZone, Inc.	*	13,725	7,359,894
Bed Bath & Beyond, Inc.	*	9,070	520,437
Best Buy Co., Inc.		16,850	522,518
Cabela’s, Inc.	*	8,360	521,664
CarMax, Inc.	*	9,595	499,036
Chico’s FAS, Inc.		31,200	529,152
CST Brands, Inc.		15,085	520,433
Dick’s Sporting Goods, Inc.		11,115	517,514
DSW, Inc., Class A		18,500	516,890
Foot Locker, Inc.		10,530	534,082
GameStop Corp., Class A	†	12,400	501,828
Home Depot, Inc. (The)		74,140	6,002,374
L Brands, Inc.		8,550	501,543
Lowe’s Cos., Inc.		153,145	7,349,429
Murphy USA, Inc.	*	10,690	522,634
Penske Automotive Group, Inc.		10,450	517,275
Sally Beauty Holdings, Inc.	*	20,330	509,876
Signet Jewelers Ltd. (Bermuda)		4,900	541,891

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2014 (Unaudited)

Vantagepoint Equity Income Fund		Shares	Value
COMMON STOCKS—(Continued)
Staples, Inc.		398,400	$4,318,656
Tiffany & Co.		4,900	491,225
Urban Outfitters, Inc.	*	14,630	495,372

			35,352,558

Technology Hardware, Storage & Peripherals—1.0%
Apple, Inc.		89,000	8,270,770
EMC Corp.		442,840	11,664,406
Hewlett-Packard Co.		15,240	513,283
Lexmark International, Inc., Class A		11,300	544,208
NCR Corp.	*	15,010	526,701
NetApp, Inc.		13,870	506,532
SanDisk Corp.		5,160	538,859
Stratasys Ltd.	*	5,000	568,150
Western Digital Corp.		5,700	526,110

			23,659,019

Textiles, Apparel & Luxury Goods—0.4%
Coach, Inc.		50,900	1,740,271
PVH Corp.		64,620	7,534,692
Ralph Lauren Corp.		3,230	519,029

			9,793,992

Thrifts & Mortgage Finance—0.1%
Hudson City Bancorp, Inc.		51,400	505,262
Nationstar Mortgage Holdings, Inc.	*	14,595	529,798
New York Community Bancorp, Inc.		32,900	525,742
People’s United Financial, Inc.		35,000	530,950
TFS Financial Corp.	*	37,730	538,030

			2,629,782

Tobacco—0.3%
Altria Group, Inc.		11,685	490,069
Philip Morris International, Inc.		65,645	5,534,530
Reynolds American, Inc.		8,550	515,992

			6,540,591

Trading Companies & Distributors—0.1%
Air Lease Corp.		13,800	532,404
GATX Corp.		7,700	515,438
MRC Global, Inc.	*	18,900	534,681
NOW, Inc.	*	14,000	506,940
WESCO International, Inc.	*	5,915	510,938

			2,600,401

Water Utilities—0.0%
American Water Works Co., Inc.		11,200	553,840
Aqua America, Inc.		20,500	537,510

			1,091,350

Wireless Telecommunication Services—0.1%
Sprint Corp.	*	62,275	531,206
Telephone & Data Systems, Inc.		19,700	514,367
T-Mobile US, Inc.*		15,700	527,834
United States Cellular Corp.	*	12,400	505,920
Vodafone Group plc (United Kingdom)		463,619	1,549,544

			3,628,871

TOTAL COMMON STOCKS
(Cost $1,757,351,903)			2,290,685,831

		Shares	Value
MONEY MARKET FUNDS—6.2%
Institutional Money Market Funds—6.2%
Dreyfus Institutional Cash Advantage Fund, 0.06%	††¥	6,100,000	$6,100,000
Fidelity Institutional Money Market: Money Market Portfolio— Institutional Class, 0.09%		¥116,391,504	116,391,504
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class, 0.09%	††¥	3,493,761	3,493,761
Fidelity Institutional Money Market: Prime Money Market Portfolio— Institutional Class, 0.06%	††¥	6,100,000	6,100,000
Short-Term Investments Trust Liquid Assets Portfolio—Institutional Class, 0.06%	††¥	6,100,000	6,100,000
Wells Fargo Advantage Cash Investment Money Market Fund—Select Class, 0.07%	††¥	6,100,000	6,100,000
Wells Fargo Advantage Heritage Money Market Fund—Select Class, 0.07%	††¥	6,100,000	6,100,000

TOTAL MONEY MARKET FUNDS
(Cost $150,385,265)			150,385,265

TOTAL INVESTMENTS—101.5%
(Cost $1,907,737,168)			2,441,071,096
Other assets less liabilities—(1.5%)			(36,572,786)

NET ASSETS—100.0%			$2,404,498,310

Notes to the Schedule of Investments:

ADR	American Depositary Receipt
NYRS	New York Registry Shares
REIT	Real Estate Investment Trust
*	Non-income producing.
†	Denotes all or a portion of the security on loan.
††	Represents reinvestment of collateral received in conjunction with securities lending.
¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS

June 30, 2014 (Unaudited)

Vantagepoint Growth & Income Fund		Shares	Value
COMMON STOCKS—95.4%
Aerospace & Defense—2.6%
Boeing Co. (The)		51,600	$6,565,068
Honeywell International, Inc.		20,300	1,886,885
Precision Castparts Corp.		32,400	8,177,760
Spirit AeroSystems Holdings, Inc.,
Class A	*	331,370	11,167,169
United Technologies Corp.		135,310	15,621,540

			43,418,422

Air Freight & Logistics—1.1%
Expeditors International of Washington, Inc.		381,050	16,827,168
FedEx Corp.		15,500	2,346,390

			19,173,558

Airlines—0.5%
American Airlines Group, Inc.	*	107,800	4,631,088
Delta Air Lines, Inc.		58,700	2,272,864
United Continental Holdings, Inc.	*	53,100	2,180,817

			9,084,769

Auto Components—0.1%
Delphi Automotive plc (United Kingdom)		16,000	1,099,840
Johnson Controls, Inc.		1,000	49,930
TRW Automotive Holdings Corp.	*	8,400	751,968

			1,901,738

Automobiles—0.2%
Harley-Davidson, Inc.		19,700	1,376,045
Tesla Motors, Inc.	*	5,900	1,416,354

			2,792,399

Banks—6.8%
BB&T Corp.		225,740	8,900,928
Citigroup, Inc.		417,650	19,671,315
Comerica, Inc.		432,100	21,674,136
JPMorgan Chase & Co.		469,118	27,030,579
PNC Financial Services Group, Inc. (The)		184,400	16,420,820
Wells Fargo & Co.		407,630	21,425,033

			115,122,811

Beverages—1.4%
Anheuser-Busch InBev NV ADR (Belgium)		99,290	11,412,393
Constellation Brands, Inc., Class A	*	8,100	713,853
Diageo plc ADR (United Kingdom)		80,460	10,240,144
Monster Beverage Corp.	*	7,000	497,210
PepsiCo, Inc.		500	44,670

			22,908,270

Biotechnology—3.5%
Alexion Pharmaceuticals, Inc.	*	39,500	6,171,875
Amgen, Inc.		93,430	11,059,309
Biogen Idec, Inc.	*	29,200	9,207,052
Celgene Corp.	*	82,600	7,093,688
Gilead Sciences, Inc.	*	159,400	13,215,854

		Shares	Value
Pharmacyclics, Inc.	*	8,000	$717,680
Regeneron Pharmaceuticals, Inc.	*	5,500	1,553,585
Vertex Pharmaceuticals, Inc.	*	109,500	10,367,460

			59,386,503

Building Products—0.5%
Fortune Brands Home & Security, Inc.		220,440	8,802,169

Capital Markets—4.2%
Ameriprise Financial, Inc.		20,400	2,448,000
Bank of New York Mellon Corp. (The)		741,950	27,808,286
BlackRock, Inc.		30,020	9,594,392
Goldman Sachs Group, Inc. (The)		46,800	7,836,192
Invesco Ltd.		374,600	14,141,150
Morgan Stanley		92,300	2,984,059
Northern Trust Corp.		11,600	744,836
State Street Corp.		35,100	2,360,826
TD Ameritrade Holding Corp.		94,600	2,965,710

			70,883,451

Chemicals—3.6%
Dow Chemical Co. (The)		157,400	8,099,804
Ecolab, Inc.		45,400	5,054,836
FMC Corp.		700	49,833
Monsanto Co.		11,800	1,471,932
Potash Corp. of Saskatchewan, Inc. (Canada)		972,400	36,912,304
Praxair, Inc.		21,600	2,869,344
Sherwin-Williams Co. (The)		29,700	6,145,227

			60,603,280

Commercial Services & Supplies—0.7%
Cintas Corp.		183,825	11,680,240

Communications Equipment—1.2%
Cisco Systems, Inc.		746,250	18,544,313
QUALCOMM, Inc.		22,100	1,750,320

			20,294,633

Consumer Finance—1.7%
American Express Co.		296,175	28,098,122

Diversified Financial Services—2.1%
Berkshire Hathaway, Inc., Class B	*	210,550	26,647,208
Intercontinental Exchange, Inc.		43,880	8,288,932

			34,936,140

Diversified Telecommunication Services—0.6%
Verizon Communications, Inc.		193,500	9,467,955

Electric Utilities—0.4%
Edison International		112,450	6,534,470

Electrical Equipment—0.7%
Eaton Corp. plc		154,780	11,945,920

Electronic Equipment, Instruments & Components—1.1%
TE Connectivity Ltd. (Switzerland)		292,475	18,086,654

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2014 (Unaudited)

Vantagepoint Growth & Income Fund		Shares	Value
COMMON STOCKS—(Continued)
Trimble Navigation Ltd.	*	6,500	$240,175

			18,326,829

Energy Equipment & Services—2.7%
Halliburton Co.		190,210	13,506,812
Schlumberger Ltd.		271,550	32,029,323

			45,536,135

Food & Staples Retailing—0.3%
Costco Wholesale Corp.		17,400	2,003,784
CVS Caremark Corp.		33,300	2,509,821
Walgreen Co.		11,600	859,908
Whole Foods Market, Inc.		1,500	57,945

			5,431,458

Food Products—4.2%
Danone SA ADR (France)	†	1,737,800	25,945,354
Keurig Green Mountain, Inc.		1,800	224,298
Kraft Foods Group, Inc.		149,480	8,961,326
Nestle SA ADR (Switzerland)		261,375	20,300,996
Unilever plc ADR (United Kingdom)	†	336,100	15,228,691

			70,660,665

Health Care Equipment & Supplies—1.3%
Baxter International, Inc.		100,890	7,294,347
Becton Dickinson and Co.		12,500	1,478,750
Covidien plc (Ireland)		133,650	12,052,557
Intuitive Surgical, Inc.	*	900	370,620
Stryker Corp.		12,400	1,045,568

			22,241,842

Health Care Providers & Services—3.7%
AmerisourceBergen Corp.		317,050	23,036,853
Cardinal Health, Inc.		24,800	1,700,288
Henry Schein, Inc.	*	1,800	213,606
McKesson Corp.		55,200	10,278,792
UnitedHealth Group, Inc.		340,950	27,872,662

			63,102,201

Hotels, Restaurants & Leisure—1.9%
Carnival Corp.		3,300	124,245
Chipotle Mexican Grill, Inc.	*	8,900	5,273,339
Hilton Worldwide Holdings, Inc.	*	46,181	1,076,017
Las Vegas Sands Corp.		79,900	6,089,978
Marriott International, Inc., Class A		10,171	651,961
MGM Resorts International	*	73,400	1,937,760
Starbucks Corp.		78,500	6,074,330
Starwood Hotels & Resorts Worldwide, Inc.		42,000	3,394,440
Wynn Macau Ltd. (Macau)		307,600	1,204,768
Wynn Resorts Ltd.		30,000	6,226,800
Yum! Brands, Inc.		5,500	446,600

			32,500,238

Household Durables—1.1%
Newell Rubbermaid, Inc.		251,240	7,785,928
PulteGroup, Inc.		533,170	10,748,707

			18,534,635

		Shares	Value
Industrial Conglomerates—3.4%
3M Co.		158,450	$22,696,378
Danaher Corp.		131,500	10,352,995
General Electric Co.		518,600	13,628,808
Koninklijke Philips NV NYRS (Netherlands)		266,490	8,463,722
Roper Industries, Inc.		16,000	2,336,160

			57,478,063

Insurance—2.5%
ACE Ltd. (Switzerland)		68,860	7,140,782
Marsh & McLennan Cos., Inc.		162,790	8,435,778
Principal Financial Group, Inc.		182,200	9,197,456
Progressive Corp. (The)		674,075	17,094,542

			41,868,558

Internet & Catalog Retail—2.4%
Amazon.com, Inc.	*	54,300	17,635,554
Ctrip.com International Ltd. ADR (China)	*	37,200	2,382,288
Netflix, Inc.	*	10,600	4,670,360
Priceline Group, Inc. (The)	*	10,900	13,112,700
TripAdvisor, Inc.	*	5,800	630,228
Vipshop Holdings Ltd. ADR (China)	*†	6,200	1,163,988

			39,595,118

Internet Software & Services—2.8%
Akamai Technologies, Inc.	*	35,700	2,179,842
Baidu, Inc. ADR (China)	*	41,900	7,827,339
Facebook, Inc., Class A	*	116,300	7,825,827
Google, Inc., Class A	*	19,500	11,401,065
Google, Inc., Class C	*	19,700	11,333,016
LinkedIn Corp., Class A	*	10,300	1,766,141
NAVER Corp. (Korea, Republic of)		1,362	1,122,240
Tencent Holdings Ltd. (China)		250,500	3,810,868

			47,266,338

IT Services—3.1%
Accenture plc, Class A (Ireland)		350,125	28,304,105
Alliance Data Systems Corp.	*	3,400	956,250
Cognizant Technology Solutions Corp., Class A	*	63,200	3,091,112
Fiserv, Inc.	*	36,900	2,225,808
FleetCor Technologies, Inc.	*	2,400	316,320
MasterCard, Inc., Class A		131,100	9,631,917
Visa, Inc., Class A		39,300	8,280,903

			52,806,415

Life Sciences Tools & Services—0.3%
Thermo Fisher Scientific, Inc.		43,100	5,085,800

Machinery—2.4%
Flowserve Corp.		12,400	921,940
Illinois Tool Works, Inc.		227,100	19,884,876
PACCAR, Inc.		290,975	18,281,959
Pall Corp.		1,200	102,468
Wabtec Corp.		23,100	1,907,829

			41,099,072

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2014 (Unaudited)

Vantagepoint Growth & Income Fund		Shares	Value
COMMON STOCKS—(Continued)
Media—3.1%
CBS Corp. (Non-Voting Shares), Class B		111,760	$6,944,766
Discovery Communications, Inc., Class C	*	28,850	2,094,222
Interpublic Group of Cos., Inc. (The)		420,300	8,200,053
Omnicom Group, Inc.		113,300	8,069,226
Thomson Reuters Corp.		194,710	7,079,656
Time Warner, Inc.		243,700	17,119,925
Twenty-First Century Fox, Inc., Class A		46,900	1,648,535
Walt Disney Co. (The)		20,600	1,766,244

			52,922,627

Metals & Mining—0.6%
Barrick Gold Corp. (Canada)		194,500	3,559,350
Steel Dynamics, Inc.		403,620	7,244,979

			10,804,329

Multiline Retail—0.7%
Dollar Tree, Inc.	*	21,100	1,149,106
Nordstrom, Inc.		146,240	9,934,083

			11,083,189

Multi-Utilities—0.7%
National Grid plc ADR (United Kingdom)	†	149,640	11,130,223

Oil, Gas & Consumable Fuels—7.6%
Anadarko Petroleum Corp.		64,200	7,027,974
BG Group plc (United Kingdom)		527,320	11,127,179
Chevron Corp.		168,540	22,002,897
Concho Resources, Inc.	*	24,600	3,554,700
Continental Resources, Inc.	*†	5,900	932,436
Devon Energy Corp.		363,900	28,893,660
EOG Resources, Inc.		132,390	15,471,096
EQT Corp.		30,400	3,249,760
Marathon Oil Corp.		302,070	12,058,634
Pioneer Natural Resources Co.		30,100	6,917,281
Range Resources Corp.		33,835	2,941,953
Southwestern Energy Co.	*	321,570	14,628,219

			128,805,789

Paper & Forest Products—0.7%
International Paper Co.		219,120	11,058,986

Personal Products—0.1%
Estee Lauder Cos., Inc. (The), Class A		23,100	1,715,406

Pharmaceuticals—2.9%
AbbVie, Inc.		700	39,508
Actavis plc	*	5,300	1,182,165
Allergan, Inc.		28,100	4,755,082
GlaxoSmithKline plc ADR (United Kingdom)		197,300	10,551,604
Merck & Co., Inc.		289,930	16,772,451
Perrigo Co. plc (Ireland)		200	29,152
Roche Holding AG ADR (Switzerland)		358,450	13,370,185

		Shares	Value
Valeant Pharmaceuticals International, Inc.	*	22,400	$2,825,088

			49,525,235

Professional Services—0.1%
IHS, Inc., Class A	*	10,500	1,424,535
Nielsen NV		2,500	121,025

			1,545,560

Real Estate Investment Trusts (REITs)—1.1%
American Tower Corp. REIT		87,700	7,891,246
Host Hotels & Resorts, Inc. REIT		449,260	9,888,213

			17,779,459

Road & Rail—0.5%
Canadian Pacific Railway Ltd. (Canada)	†	8,300	1,503,462
J.B. Hunt Transport Services, Inc.		3,200	236,096
Kansas City Southern		21,700	2,332,967
Union Pacific Corp.		36,000	3,591,000

			7,663,525

Semiconductors & Semiconductor Equipment—2.4%
Intel Corp.		550,910	17,023,119
Marvell Technology Group Ltd. (Bermuda)		644,700	9,238,551
Maxim Integrated Products, Inc.		432,870	14,635,335

			40,897,005

Software—3.1%
Autodesk, Inc.	*	2,100	118,398
Electronic Arts, Inc.	*	15,100	541,637
Intuit, Inc.		1,100	88,583
Microsoft Corp.		825,700	34,431,690
Red Hat, Inc.	*	34,000	1,879,180
salesforce.com, Inc.	*	77,000	4,472,160
Symantec Corp.		466,140	10,674,606
VMware, Inc., Class A	*	5,700	551,817

			52,758,071

Specialty Retail—3.7%
AutoZone, Inc.	*	15,820	8,483,317
Best Buy Co., Inc.		403,240	12,504,472
CarMax, Inc.	*	14,500	754,145
Home Depot, Inc. (The)		155,720	12,607,091
L Brands, Inc.		29,800	1,748,068
Lowe’s Cos., Inc.		89,800	4,309,502
O’Reilly Automotive, Inc.	*	24,400	3,674,640
Ross Stores, Inc.		245,150	16,211,770
Tiffany & Co.		4,200	421,050
Tractor Supply Co.		35,000	2,114,000

			62,828,055

Technology Hardware, Storage & Peripherals—1.2%
Apple, Inc.		48,300	4,488,519
EMC Corp.		623,310	16,417,985

			20,906,504

Textiles, Apparel & Luxury Goods—0.8%
Fossil Group, Inc.	*	2,000	209,040
Hanesbrands, Inc.		12,600	1,240,344
Michael Kors Holdings Ltd. (Hong Kong)	*	17,000	1,507,050
NIKE, Inc., Class B		14,200	1,101,210

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2014 (Unaudited)

Vantagepoint Growth & Income Fund		Shares	Value
COMMON STOCKS—(Continued)
PVH Corp.		84,750	$9,881,850
Ralph Lauren Corp.		400	64,276
V.F. Corp.		600	37,800

			14,041,570

Tobacco—0.7%
Imperial Tobacco Group plc ADR (United Kingdom)		130,800	11,825,628

Trading Companies & Distributors—0.0%
Fastenal Co.	†	12,200	603,778
W.W. Grainger, Inc.		300	76,281

			680,059

Wireless Telecommunication Services—0.3%
SoftBank Corp. (Japan)		21,000	1,564,983
Vodafone Group plc ADR (United Kingdom)		104,018	3,473,161

			5,038,144

TOTAL COMMON STOCKS
(Cost $1,126,262,678)			1,611,577,581

MONEY MARKET FUNDS—5.3%
Institutional Money Market Funds—5.3%
Dreyfus Institutional Cash Advantage Fund, 0.06%	††¥	2,000,000	2,000,000
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class, 0.09%		¥79,840,038	79,840,038
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class, 0.09%	††¥	291,002	291,002
Fidelity Institutional Money Market: Prime Money Market Portfolio—Institutional Class, 0.06%	††¥	2,000,000	2,000,000
Short-Term Investments Trust Liquid Assets Portfolio—Institutional Class, 0.06%	††¥	2,000,000	2,000,000
Wells Fargo Advantage Cash Investment Money Market Fund—Select Class, 0.07%	††¥	2,000,000	2,000,000

	Shares	Value
Wells Fargo Advantage Heritage Money Market Fund—Select Class, 0.07% ††¥	2,000,000	$2,000,000

TOTAL MONEY MARKET FUNDS
(Cost $90,131,040)		90,131,040

TOTAL INVESTMENTS—100.7%
(Cost $1,216,393,718)		1,701,708,621
Other assets less liabilities—(0.7%)		(12,039,975)

NET ASSETS—100.0%		$1,689,668,646

Notes to the Schedule of Investments:

ADR	American Depositary Receipt
NYRS	New York Registry Shares
REIT	Real Estate Investment Trust
*	Non-income producing.
†	Denotes all or a portion of the security on loan.
††	Represents reinvestment of collateral received in conjunction with securities lending.
¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS

June 30, 2014 (Unaudited)

Vantagepoint Growth Fund		Shares	Value
COMMON STOCKS—97.3%
Aerospace & Defense—2.4%
Honeywell International, Inc.		100,028	$9,297,603
Precision Castparts Corp.		130,049	32,824,368
United Technologies Corp.		107,570	12,418,956

			54,540,927

Airlines—1.0%
Delta Air Lines, Inc.		445,942	17,266,874
United Continental Holdings, Inc.	*	123,596	5,076,088

			22,342,962

Auto Components—0.4%
Johnson Controls, Inc.		176,949	8,835,064

Banks—0.9%
JPMorgan Chase & Co.		160,670	9,257,805
Wells Fargo & Co.		211,607	11,122,064

			20,379,869

Beverages—1.6%
Coca-Cola Co. (The)		275,351	11,663,869
Constellation Brands, Inc., Class A	*	71,694	6,318,392
Monster Beverage Corp.	*	260,575	18,508,642

			36,490,903

Biotechnology—7.5%
Alexion Pharmaceuticals, Inc.	*	83,400	13,031,250
Biogen Idec, Inc.	*	135,164	42,618,561
Celgene Corp.	*	588,690	50,556,697
Gilead Sciences, Inc.	*	783,409	64,952,440

			171,158,948

Building Products—0.4%
Masco Corp.		388,565	8,626,143

Capital Markets—2.9%
Affiliated Managers Group, Inc.	*	88,800	18,239,520
Charles Schwab Corp. (The)		642,300	17,297,139
Morgan Stanley		358,800	11,600,004
Raymond James Financial, Inc.		82,345	4,177,362
State Street Corp.		136,460	9,178,300
T. Rowe Price Group, Inc.		62,623	5,286,007

			65,778,332

Chemicals—6.0%
Celanese Corp., Series A		164,080	10,547,063
Ecolab, Inc.		191,948	21,371,490
FMC Corp.		142,290	10,129,625
LyondellBasell Industries NV, Class A		111,765	10,913,852
Monsanto Co.		409,881	51,128,556
PPG Industries, Inc.		136,853	28,759,658
Praxair, Inc.		33,112	4,398,598

			137,248,842

Commercial Services & Supplies—0.8%
Tyco International Ltd. (Switzerland)		390,750	17,818,200

		Shares	Value
Communications Equipment—1.1%
Juniper Networks, Inc.	*	180,448	$4,428,194
QUALCOMM, Inc.		274,523	21,742,222

			26,170,416

Consumer Finance—1.4%
American Express Co.		196,451	18,637,307
Discover Financial Services		205,791	12,754,926

			31,392,233

Diversified Financial Services—0.4%
Intercontinental Exchange, Inc.		53,137	10,037,579

Diversified Telecommunication Services—0.6%
Verizon Communications, Inc.		264,350	12,934,645

Electrical Equipment—0.7%
AMETEK, Inc.		225,500	11,789,140
Eaton Corp. plc		57,456	4,434,454

			16,223,594

Energy Equipment & Services—4.8%
Cameron International Corp.	*	100,594	6,811,220
Core Laboratories NV (Netherlands)		8,103	1,353,687
FMC Technologies, Inc.	*	310,000	18,931,700
Halliburton Co.		694,640	49,326,386
National Oilwell Varco, Inc.		167,790	13,817,506
Schlumberger Ltd.		129,167	15,235,248
Weatherford International plc
(Switzerland)	*	220,600	5,073,800

			110,549,547

Food & Staples Retailing—1.6%
Costco Wholesale Corp.		179,824	20,708,532
CVS Caremark Corp.		160,027	12,061,235
Whole Foods Market, Inc.		125,681	4,855,057

			37,624,824

Food Products—0.9%
Hershey Co. (The)		119,350	11,621,110
Mondelez International, Inc., Class A		267,220	10,050,144

			21,671,254

Health Care Equipment & Supplies—0.9%
Boston Scientific Corp.	*	610,800	7,799,916
Cooper Cos., Inc. (The)		97,965	13,277,196

			21,077,112

Health Care Providers & Services—2.7%
Brookdale Senior Living, Inc.	*	41,700	1,390,278
Cardinal Health, Inc.		164,860	11,302,802
Catamaran Corp.	*	255,000	11,260,800
DaVita HealthCare Partners, Inc.	*	63,280	4,576,410
Express Scripts Holding Co.	*	127,848	8,863,702
HCA Holdings, Inc.	*	45,095	2,542,456
McKesson Corp.		63,181	11,764,934
UnitedHealth Group, Inc.		114,646	9,372,310

			61,073,692

Health Care Technology—0.6%
Cerner Corp.	*	259,700	13,395,326

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2014 (Unaudited)

Vantagepoint Growth Fund		Shares	Value
COMMON STOCKS—(Continued)
Hotels, Restaurants & Leisure—4.2%
Brinker International, Inc.		107,770	$5,243,011
Chipotle Mexican Grill, Inc.	*	10,484	6,211,875
Las Vegas Sands Corp.		189,814	14,467,623
McDonald’s Corp.		78,929	7,951,307
Panera Bread Co., Class A	*	17,455	2,615,283
Royal Caribbean Cruises Ltd.		131,595	7,316,682
Starbucks Corp.		667,437	51,646,275

			95,452,056

Household Durables—0.8%
Garmin Ltd. (Switzerland)	†	62,200	3,787,980
Mohawk Industries, Inc.	*	104,300	14,428,862

			18,216,842

Industrial Conglomerates—0.8%
Danaher Corp.		225,730	17,771,723

Insurance—0.8%
American International Group, Inc.		231,470	12,633,632
Marsh & McLennan Cos., Inc.		119,773	6,206,637

			18,840,269

Internet & Catalog Retail—3.9%
Amazon.com, Inc.	*	109,905	35,694,946
Priceline Group, Inc. (The)	*	44,590	53,641,770

			89,336,716

Internet Software & Services—6.5%
eBay, Inc.	*	136,710	6,843,703
Facebook, Inc., Class A	*	747,627	50,307,821
Google, Inc., Class A	*	85,617	50,057,691
Google, Inc., Class C	*	71,791	41,299,926

			148,509,141

IT Services—4.7%
Alliance Data Systems Corp.	*	65,950	18,548,437
FleetCor Technologies, Inc.	*	57,775	7,614,745
International Business Machines Corp.		50,775	9,203,984
MasterCard, Inc., Class A		211,263	15,521,493
Visa, Inc., Class A		274,929	57,930,290

			108,818,949

Life Sciences Tools & Services—1.0%
Illumina, Inc.	*	25,001	4,463,679
Thermo Fisher Scientific, Inc.		158,770	18,734,860

			23,198,539

Machinery—2.2%
Caterpillar, Inc.		109,390	11,887,411
Cummins, Inc.		123,000	18,977,670
Ingersoll-Rand plc		216,980	13,563,420
PACCAR, Inc.		106,220	6,673,803

			51,102,304

Media—3.5%
Comcast Corp., Class A		418,121	22,444,735
Twenty-First Century Fox, Inc., Class A		616,364	21,665,195
Viacom, Inc., Class B		179,680	15,583,646

		Shares	Value
Walt Disney Co. (The)		231,874	$19,880,877

			79,574,453

Multiline Retail—0.2%
Nordstrom, Inc.		67,468	4,583,101

Oil, Gas & Consumable Fuels—2.6%
Continental Resources, Inc.	*†	40,149	6,345,148
Occidental Petroleum Corp.		173,817	17,838,839
Pioneer Natural Resources Co.		79,344	18,234,044
Suncor Energy, Inc. (Canada)		263,340	11,226,184
Valero Energy Corp.		118,270	5,925,327

			59,569,542

Personal Products—1.0%
Estee Lauder Cos., Inc. (The), Class A		326,379	24,236,905

Pharmaceuticals—5.2%
AbbVie, Inc.		251,630	14,201,997
Actavis plc	*	137,714	30,717,108
Allergan, Inc.		33,946	5,744,342
Bristol-Myers Squibb Co.		354,351	17,189,567
Jazz Pharmaceuticals plc	*	88,530	13,014,795
Perrigo Co. plc (Ireland)		51,561	7,515,531
Teva Pharmaceutical Industries Ltd. ADR (Israel)		395,670	20,741,022
Valeant Pharmaceuticals International, Inc.	*	89,460	11,282,695

			120,407,057

Professional Services—0.4%
Nielsen NV		192,370	9,312,632

Road & Rail—2.3%
Canadian Pacific Railway Ltd. (Canada)	†	187,580	33,978,241
CSX Corp.		364,500	11,230,245
Genesee & Wyoming, Inc., Class A	*	20,697	2,173,185
Kansas City Southern		41,344	4,444,894

			51,826,565

Semiconductors & Semiconductor Equipment—1.2%
Lam Research Corp.		184,199	12,448,168
NXP Semiconductor NV (Netherlands)	*	137,000	9,066,660
Texas Instruments, Inc.		135,512	6,476,119

			27,990,947

Software—5.3%
Adobe Systems, Inc.	*	274,500	19,862,820
Informatica Corp.	*	99,721	3,555,054
Oracle Corp.		502,550	20,368,351
salesforce.com, Inc.	*	379,121	22,019,348
ServiceNow, Inc.	*	104,557	6,478,352
Splunk, Inc.	*	310,338	17,171,001
Tableau Software, Inc., Class A	*	57,300	4,087,209
VMware, Inc., Class A	*	207,841	20,121,087
Workday, Inc., Class A	*	77,044	6,923,174

			120,586,396

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2014 (Unaudited)

Vantagepoint Growth Fund		Shares	Value
COMMON STOCKS—(Continued)
Specialty Retail—2.5%
Home Depot, Inc. (The)		275,367	$22,293,712
Lowe’s Cos., Inc.		202,728	9,728,917
Ross Stores, Inc.		66,379	4,389,643
Tiffany & Co.		31,400	3,147,850
Tractor Supply Co.		213,600	12,901,440
Ulta Salon Cosmetics & Fragrance, Inc.	*	56,817	5,193,642

			57,655,204

Technology Hardware, Storage & Peripherals—4.8%
Apple, Inc.		1,094,494	101,711,327
EMC Corp.		323,250	8,514,405

			110,225,732

Textiles, Apparel & Luxury Goods—3.0%
Michael Kors Holdings Ltd. (Hong Kong)	*	313,743	27,813,317
NIKE, Inc., Class B		267,921	20,777,273
Ralph Lauren Corp.		26,672	4,285,924
Under Armour, Inc., Class A	*	93,870	5,584,326
V.F. Corp.		166,382	10,482,066

			68,942,906

Tobacco—0.5%
Philip Morris International, Inc.		143,299	12,081,539

Trading Companies & Distributors—0.3%
Fastenal Co.	†	152,338	7,539,208

TOTAL COMMON STOCKS
(Cost $1,626,886,088)			2,231,149,138

MONEY MARKET FUNDS—4.5%
Institutional Money Market Funds—4.5%
Dreyfus Institutional Cash Advantage
Fund, 0.06%	††¥	6,000,000	6,000,000
Fidelity Institutional Money Market: Money Market Portfolio—Institutional
Class, 0.09%		¥67,782,199	67,782,199
Fidelity Institutional Money Market: Money Market Portfolio—Institutional
Class, 0.09%	††¥	5,000,669	5,000,669
Fidelity Institutional Money Market: Prime Money Market Portfolio— Institutional Class, 0.06%	††¥	6,000,000	6,000,000

		Shares	Value
Short-Term Investments Trust Liquid Assets Portfolio—Institutional Class, 0.06%	††¥	6,000,000	$6,000,000
Wells Fargo Advantage Cash Investment Money Market Fund—Select Class, 0.07%	††¥	6,000,000	6,000,000
Wells Fargo Advantage Heritage Money Market Fund—Select Class, 0.07%	††¥	6,000,000	6,000,000

TOTAL MONEY MARKET FUNDS
(Cost $102,782,868)			102,782,868

TOTAL INVESTMENTS—101.8%
(Cost $1,729,668,956)			2,333,932,006
Other assets less liabilities—(1.8%)			(41,710,455)

NET ASSETS—100.0%			$2,292,221,551

Notes to the Schedule of Investments:

ADR	American Depositary Receipt
*	Non-income producing.
†	Denotes all or a portion of the security on loan.
††	Represents reinvestment of collateral received in conjunction with securities lending.
¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS

June 30, 2014 (Unaudited)

Vantagepoint Select Value Fund		Shares	Value
COMMON STOCKS—95.6%
Aerospace & Defense—3.0%
Alliant Techsystems, Inc.		9,825	$1,315,764
Huntington Ingalls Industries, Inc.		27,982	2,646,817
L-3 Communications Holdings, Inc.		19,213	2,319,970
Northrop Grumman Corp.		13,200	1,579,116
Rockwell Collins, Inc.		30,362	2,372,487
TransDigm Group, Inc.		24,619	4,117,774

			14,351,928

Airlines—0.4%
Southwest Airlines Co.		45,675	1,226,830
United Continental Holdings, Inc.	*	14,625	600,649

			1,827,479

Auto Components—1.9%
Dana Holding Corp.		145,500	3,553,110
Delphi Automotive plc (United Kingdom)		45,700	3,141,418
Goodyear Tire & Rubber Co. (The)		20,900	580,602
Magna International, Inc. (Canada)		14,515	1,563,991

			8,839,121

Banks—4.4%
CIT Group, Inc.		72,900	3,335,904
KeyCorp		122,325	1,752,917
M&T Bank Corp.	†	51,930	6,441,916
Regions Financial Corp.		261,575	2,777,926
SunTrust Banks, Inc.		50,075	2,006,005
TCF Financial Corp.		95,502	1,563,368
Webster Financial Corp.		86,975	2,743,192

			20,621,228

Beverages—0.4%
Molson Coors Brewing Co., Class B		24,760	1,836,202

Biotechnology—0.2%
Grifols SA ADR (Spain)		18,850	830,343

Capital Markets—1.4%
Invesco Ltd.		63,200	2,385,800
Northern Trust Corp.		21,823	1,401,255
Raymond James Financial, Inc.		57,875	2,935,999

			6,723,054

Chemicals—1.9%
Ashland, Inc.		51,900	5,643,606
Celanese Corp., Series A		12,750	819,570
Huntsman Corp.		86,400	2,427,840

			8,891,016

Commercial Services & Supplies—2.0%
Pitney Bowes, Inc.		34,400	950,128
R.R. Donnelley & Sons Co.		69,350	1,176,176
Republic Services, Inc.		88,061	3,343,676
Steelcase, Inc., Class A		254,100	3,844,533

			9,314,513

Communications Equipment—0.8%
CommScope Holding Co., Inc.	*	37,200	860,436
F5 Networks, Inc.	*	15,100	1,682,744
Juniper Networks, Inc.	*	60,100	1,474,854

			4,018,034

		Shares	Value
Construction & Engineering—1.5%
Jacobs Engineering Group, Inc.	*	31,215	$1,663,135
Quanta Services, Inc.	*	13,775	476,340
URS Corp.		103,700	4,754,645

			6,894,120

Containers & Packaging—1.4%
Bemis Co., Inc.		73,600	2,992,576
Graphic Packaging Holding Co.	*	52,925	619,222
Sonoco Products Co.		72,817	3,198,851

			6,810,649

Diversified Consumer Services—0.7%
H&R Block, Inc.		94,225	3,158,422

Diversified Financial Services—1.0%
Intercontinental Exchange, Inc.		12,034	2,273,223
Voya Financial, Inc.		63,600	2,311,224

			4,584,447

Diversified Telecommunication Services—0.8%
Level 3 Communications, Inc.	*	89,325	3,922,261

Electric Utilities—3.3%
Edison International		62,931	3,656,921
Great Plains Energy, Inc.		118,800	3,192,156
Pinnacle West Capital Corp.		82,900	4,794,936
Portland General Electric Co.		47,875	1,659,826
Xcel Energy, Inc.		74,035	2,386,148

			15,689,987

Electrical Equipment—1.0%
Generac Holdings, Inc.	*†	35,355	1,723,203
Hubbell, Inc., Class B		19,609	2,414,848
Regal-Beloit Corp.		9,940	780,886

			4,918,937

Electronic Equipment, Instruments & Components—3.0%
Arrow Electronics, Inc.	*	70,528	4,260,596
Avnet, Inc.		92,667	4,106,075
FLIR Systems, Inc.		105,792	3,674,156
Ingram Micro, Inc., Class A	*	67,375	1,968,024

			14,008,851

Energy Equipment & Services—2.9%
Ensco plc, Class A (United Kingdom)		62,345	3,464,512
McDermott International, Inc.	*†	177,901	1,439,219
Patterson-UTI Energy, Inc.		75,014	2,620,989
Precision Drilling Corp. (Canada)		137,725	1,950,186
SEACOR Holdings, Inc.	*	38,400	3,158,400
Weatherford International plc (Switzerland)	*	53,925	1,240,275

			13,873,581

Food & Staples Retailing—1.3%
Kroger Co. (The)		91,402	4,518,001
Rite Aid Corp.	*	217,975	1,562,881

			6,080,882

Food Products—0.8%
Bunge Ltd.		8,040	608,146
Pinnacle Foods, Inc.		30,000	987,000

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2014 (Unaudited)

Vantagepoint Select Value Fund		Shares	Value
COMMON STOCKS—(Continued)
Tyson Foods, Inc., Class A		54,550	$2,047,807

			3,642,953

Gas Utilities—1.2%
Atmos Energy Corp.		78,070	4,168,938
UGI Corp.		31,500	1,590,750

			5,759,688

Health Care Equipment & Supplies—2.2%
Becton Dickinson and Co.		7,020	830,466
CareFusion Corp.	*	105,800	4,692,230
Cooper Cos., Inc. (The)		9,870	1,337,681
Hologic, Inc.	*	72,275	1,832,171
Zimmer Holdings, Inc.		18,185	1,888,694

			10,581,242

Health Care Providers & Services—2.9%
Aetna, Inc.		15,675	1,270,929
Cigna Corp.		51,251	4,713,555
HCA Holdings, Inc.	*	88,500	4,989,630
MEDNAX, Inc.	*	20,575	1,196,436
Universal Health Services, Inc., Class B		17,440	1,670,054

			13,840,604

Hotels, Restaurants & Leisure—2.9%
Darden Restaurants, Inc.		94,400	4,367,888
MGM Resorts International	*	56,650	1,495,560
Royal Caribbean Cruises Ltd.		36,375	2,022,450
Wendy’s Co. (The)		134,200	1,144,726
Wyndham Worldwide Corp.		63,800	4,830,936

			13,861,560

Household Durables—0.6%
D.R. Horton, Inc.		59,525	1,463,124
Harman International Industries, Inc.		12,325	1,324,075

			2,787,199

Independent Power and Renewable Electricity Producers—0.2%
AES Corp. (The)		53,650	834,258

Industrial Conglomerates—0.7%
Carlisle Cos., Inc.		36,400	3,152,968

Insurance—10.3%
Alleghany Corp.	*	8,922	3,908,907
Allied World Assurance Co. Holdings AG (Switzerland)		79,286	3,014,454
Allstate Corp. (The)		168,038	9,867,191
Aon plc (United Kingdom)		32,751	2,950,538
Arch Capital Group Ltd. (Bermuda)	*	50,983	2,928,464
Endurance Specialty Holdings Ltd. (Bermuda)	†	54,600	2,816,814
Genworth Financial, Inc., Class A	*	80,700	1,404,180
Hartford Financial Services Group, Inc. (The)		32,025	1,146,815
HCC Insurance Holdings, Inc.		89,075	4,359,330
Lincoln National Corp.		157,987	8,126,851
Loews Corp.		49,971	2,199,224
Progressive Corp. (The)		99,467	2,522,483
Torchmark Corp.		32,663	2,675,753

		Shares	Value
Validus Holdings Ltd. (Bermuda)		17,759	$679,104

			48,600,108

Internet & Catalog Retail—0.4%
Liberty Interactive Corp., Series A	*	71,934	2,111,982

Internet Software & Services—0.3%
Web.com Group, Inc.	*	56,460	1,630,000

IT Services—3.0%
Computer Sciences Corp.		97,867	6,185,194
Convergys Corp.		68,855	1,476,251
NeuStar, Inc., Class A	*†	47,241	1,229,211
Teradata Corp.	*	65,862	2,647,653
Western Union Co. (The)	†	168,024	2,913,536

			14,451,845

Leisure Products—1.8%
Brunswick Corp.		146,119	6,155,994
Mattel, Inc.		66,859	2,605,495

			8,761,489

Life Sciences Tools & Services—0.3%
Quintiles Transnational Holdings, Inc.	*	29,160	1,553,936

Machinery—2.7%
Allison Transmission Holdings, Inc.		97,100	3,019,810
Dover Corp.		14,300	1,300,585
ITT Corp.		45,275	2,177,727
Joy Global, Inc.	†	35,897	2,210,537
Kennametal, Inc.		31,860	1,474,481
Oshkosh Corp.		25,435	1,412,406
Parker Hannifin Corp.		8,055	1,012,755

			12,608,301

Media—1.9%
Gannett Co., Inc.		158,441	4,960,788
Omnicom Group, Inc.		37,478	2,669,183
Starz, Class A	*	40,475	1,205,750

			8,835,721

Metals & Mining—1.7%
Alcoa, Inc.		191,325	2,848,829
Allegheny Technologies, Inc.		41,610	1,876,611
Kinross Gold Corp. (Canada)	*	434,105	1,797,195
Stillwater Mining Co.	*	74,725	1,311,424

			7,834,059

Multiline Retail—1.7%
Macy’s, Inc.		25,475	1,478,060
Nordstrom, Inc.		99,022	6,726,564

			8,204,624

Multi-Utilities—2.6%
Ameren Corp.		98,100	4,010,328
CMS Energy Corp.		63,250	1,970,237
DTE Energy Co.		6,780	527,959
PG&E Corp.		103,900	4,989,278
SCANA Corp.		17,219	926,554

			12,424,356

Oil, Gas & Consumable Fuels—6.1%
Chesapeake Energy Corp.		18,250	567,210
Cimarex Energy Co.		22,320	3,202,027

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2014 (Unaudited)

Vantagepoint Select Value Fund		Shares	Value
COMMON STOCKS—(Continued)
Denbury Resources, Inc.		137,316	$2,534,853
EnCana Corp. (Canada)		80,450	1,907,470
Energen Corp.		17,700	1,573,176
Hess Corp.		34,790	3,440,383
Murphy Oil Corp.		61,800	4,108,464
PBF Energy, Inc., Class A		42,275	1,126,629
QEP Resources, Inc.		101,100	3,487,950
SM Energy Co.		35,878	3,017,340
Southwestern Energy Co.	*	33,058	1,503,808
Whiting Petroleum Corp.	*	28,835	2,314,009

			28,783,319

Pharmaceuticals—0.6%
Mallinckrodt plc	*	18,920	1,513,978
Mylan, Inc.	*	23,275	1,200,059

			2,714,037

Professional Services—0.9%
Manpowergroup, Inc.		36,832	3,125,195
Towers Watson & Co., Class A		13,106	1,366,039

			4,491,234

Real Estate Investment Trusts (REITs)—6.5%
American Capital Agency Corp. REIT		92,842	2,173,431
AvalonBay Communities, Inc. REIT		21,900	3,113,961
BioMed Realty Trust, Inc. REIT		162,475	3,546,829
Brandywine Realty Trust REIT		50,950	794,820
Capstead Mortgage Corp. REIT	†	116,900	1,537,235
CBL & Associates Properties, Inc. REIT		204,475	3,885,025
Duke Realty Corp. REIT		175,254	3,182,613
DuPont Fabros Technology, Inc. REIT		68,000	1,833,280
EPR Properties REIT		27,900	1,558,773
Hatteras Financial Corp. REIT		96,462	1,910,912
Liberty Property Trust REIT		86,750	3,290,428
MFA Financial, Inc. REIT		285,300	2,342,313
Sunstone Hotel Investors, Inc. REIT		102,975	1,537,417

			30,707,037

Real Estate Management & Development—0.6%
CBRE Group, Inc., Class A	*	90,525	2,900,421

Road & Rail—1.8%
Con-way, Inc.		21,850	1,101,458
Old Dominion Freight Line, Inc.	*	24,800	1,579,264
Ryder System, Inc.		11,976	1,054,966
Werner Enterprises, Inc.		176,200	4,671,062

			8,406,750

Semiconductors & Semiconductor Equipment—4.2%
Analog Devices, Inc.		72,946	3,944,190
First Solar, Inc.	*	21,005	1,492,615
GT Advanced Technologies, Inc.	*†	124,250	2,311,050
Integrated Device Technology, Inc.	*	31,850	492,401
KLA-Tencor Corp.		39,534	2,871,750
Lam Research Corp.		62,768	4,241,861
Micron Technology, Inc.	*	27,775	915,186
NXP Semiconductor NV (Netherlands)	*	21,350	1,412,943
ON Semiconductor Corp.	*	173,825	1,588,761
Skyworks Solutions, Inc.		16,800	788,928

			20,059,685

		Shares	Value
Software—0.7%
Electronic Arts, Inc.	*	13,550	$486,038
Synopsys, Inc.	*	39,151	1,519,842
TiVo, Inc.	*	114,125	1,473,354

			3,479,234

Specialty Retail—0.6%
Bed Bath & Beyond, Inc.	*	43,479	2,494,825
Foot Locker, Inc.		3,820	193,750

			2,688,575

Technology Hardware, Storage & Peripherals—0.9%
Lexmark International, Inc., Class A		34,902	1,680,880
SanDisk Corp.		10,100	1,054,743
Western Digital Corp.		16,380	1,511,874

			4,247,497

Textiles, Apparel & Luxury Goods—0.8%
Coach, Inc.		56,970	1,947,804
Deckers Outdoor Corp.	*†	6,850	591,361
Hanesbrands, Inc.		10,930	1,075,949

			3,615,114

Trading Companies & Distributors—0.4%
GATX Corp.		30,380	2,033,637

TOTAL COMMON STOCKS
(Cost $356,766,454)			452,798,488

MONEY MARKET FUNDS—8.9%
Institutional Money Market Funds—8.9%
Dreyfus Institutional Cash Advantage Fund, 0.06%	††¥	3,300,000	3,300,000
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class, 0.09%		¥21,642,198	21,642,198
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class, 0.09%	††¥	4,058,819	4,058,819
Fidelity Institutional Money Market: Prime Money Market Portfolio—Institutional Class, 0.06%	††¥	3,300,000	3,300,000
Short-Term Investments Trust Liquid Assets Portfolio—Institutional Class, 0.06%	††¥	3,300,000	3,300,000
Wells Fargo Advantage Cash Investment Money Market Fund—Select Class, 0.07%	††¥	3,300,000	3,300,000
Wells Fargo Advantage Heritage Money Market Fund—Select Class, 0.07%	††¥	3,300,000	3,300,000

TOTAL MONEY MARKET FUNDS
(Cost $42,201,017)			42,201,017

TOTAL INVESTMENTS—104.5%
(Cost $398,967,471)			494,999,505
Other assets less liabilities—(4.5%)			(21,172,653)

NET ASSETS—100.0%			$473,826,852

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2014 (Unaudited)

Notes to the Schedule of Investments:

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
*	Non-income producing.
†	Denotes all or a portion of the security on loan.
††	Represents reinvestment of collateral received in conjunction with securities lending.
¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS

June 30, 2014 (Unaudited)

Vantagepoint Aggressive Opportunities Fund		Shares	Value
COMMON STOCKS—96.0%
Aerospace & Defense—1.8%
B/E Aerospace, Inc.	*	46,017	$4,256,112
DigitalGlobe, Inc.	*	107,366	2,984,775
Hexcel Corp.	*	15,300	625,770
Huntington Ingalls Industries, Inc.		6,400	605,376
L-3 Communications Holdings, Inc.		28,000	3,381,000
Rockwell Collins, Inc.		55,546	4,340,364
Spirit AeroSystems Holdings, Inc., Class A	*	18,671	629,213
TransDigm Group, Inc.		18,244	3,051,491
Triumph Group, Inc.		8,903	621,608

			20,495,709

Air Freight & Logistics—1.2%
C.H. Robinson Worldwide, Inc.		9,957	635,157
Expeditors International of Washington, Inc.		14,269	630,119
FedEx Corp.		83,500	12,640,230

			13,905,506

Airlines—1.2%
Alaska Air Group, Inc.		6,715	638,261
Copa Holdings SA, Class A (Panama)		29,004	4,135,100
Ryanair Holdings plc ADR (Ireland)	*	56,900	3,175,020
Southwest Airlines Co.		23,475	630,539
Spirit Airlines, Inc.	*	71,205	4,503,004
United Continental Holdings, Inc.	*	14,542	597,240

			13,679,164

Auto Components—1.3%
BorgWarner, Inc.		139,592	9,100,003
Gentex Corp.		21,244	617,988
Gentherm, Inc.	*	74,602	3,316,059
Goodyear Tire & Rubber Co. (The)		22,808	633,606
Lear Corp.		7,035	628,366

			14,296,022

Automobiles—0.2%
Harley-Davidson, Inc.		8,784	613,562
Tesla Motors, Inc.	*	2,621	629,197
Thor Industries, Inc.		10,818	615,220

			1,857,979

Banks—1.0%
BankUnited, Inc.		91,100	3,050,028
First Republic Bank/California		79,100	4,349,709
Signature Bank/New York	*	5,301	668,880
SVB Financial Group	*	5,435	633,830
Texas Capital Bancshares, Inc.	*	61,106	3,296,669

			11,999,116

Beverages—0.9%
Brown-Forman Corp., Class B		6,642	625,477
Coca-Cola Enterprises, Inc.		13,206	630,983
Constellation Brands, Inc., Class A	*	91,430	8,057,726

		Shares	Value
Dr. Pepper Snapple Group, Inc.		10,595	$620,655
Monster Beverage Corp.	*	8,620	612,278

			10,547,119

Biotechnology—2.4%
Alkermes plc (Ireland)	*	84,740	4,264,964
Alnylam Pharmaceuticals, Inc.	*	48,635	3,072,273
BioMarin Pharmaceutical, Inc.	*	53,790	3,346,276
Cepheid, Inc.	*	69,717	3,342,233
Cubist Pharmaceuticals, Inc.	*	8,825	616,161
Incyte Corp. Ltd.	*	11,220	633,257
Intercept Pharmaceuticals, Inc.	*	2,585	611,689
Medivation, Inc.	*	8,329	641,999
Myriad Genetics, Inc.	*†	15,880	618,050
Novavax, Inc.	*†	224,403	1,036,742
NPS Pharmaceuticals, Inc.	*	36,464	1,205,135
Pharmacyclics, Inc.	*	6,975	625,727
Puma Biotechnology, Inc.	*	20,700	1,366,200
Seattle Genetics, Inc.	*†	16,100	615,825
Tekmira Pharmaceuticals Corp. (Canada)	*†	37,488	489,593
United Therapeutics Corp.	*	44,706	3,956,034
Vertex Pharmaceuticals, Inc.	*	9,409	890,844

			27,333,002

Building Products—0.5%
A.O. Smith Corp.		12,760	632,641
Allegion plc (Ireland)		10,956	620,986
Armstrong World Industries, Inc.	*	11,034	633,683
Fortune Brands Home & Security, Inc.		60,707	2,424,030
Lennox International, Inc.		7,272	651,353
Masco Corp.		28,958	642,867
USG Corp.	*	19,760	595,369

			6,200,929

Capital Markets—2.9%
Affiliated Managers Group, Inc.	*	23,424	4,811,290
Ameriprise Financial, Inc.		5,240	628,800
Apollo Global Management LLC, Class A		169,100	4,687,452
Artisan Partners Asset Management, Inc., Class A		11,155	632,265
Bank of New York Mellon Corp. (The)		264,700	9,920,956
Eaton Vance Corp.		16,910	639,029
Federated Investors, Inc., Class B	†	21,306	658,782
Invesco Ltd.		113,265	4,275,754
Lazard Ltd., Class A (Bermuda)		12,075	622,587
Legg Mason, Inc.		11,590	594,683
LPL Financial Holdings, Inc.		12,733	633,339
SEI Investments Co.		112,111	3,673,878
T. Rowe Price Group, Inc.		7,491	632,315
TD Ameritrade Holding Corp.		19,000	595,650
Waddell & Reed Financial, Inc., Class A		9,948	622,645

			33,629,425

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2014 (Unaudited)

Vantagepoint Aggressive Opportunities Fund		Shares	Value
COMMON STOCKS—(Continued)
Chemicals—2.2%
Airgas, Inc.		33,603	$3,659,703
Albemarle Corp.		8,851	632,846
Cabot Corp.		10,775	624,842
Celanese Corp., Series A		9,826	631,615
Cytec Industries, Inc.		5,700	600,894
Eastman Chemical Co.		7,414	647,613
Ecolab, Inc.		48,700	5,422,258
FMC Corp.		8,377	596,359
Huntsman Corp.		21,565	605,977
International Flavors & Fragrances, Inc.		6,086	634,648
NewMarket Corp.		1,649	646,589
Platform Specialty Products Corp.	*	21,755	609,793
Rayonier Advanced Materials, Inc.	*	4,436	171,893
Rockwood Holdings, Inc.		8,392	637,708
RPM International, Inc.		13,754	635,160
Scotts Miracle-Gro Co. (The), Class A		10,928	621,366
Sherwin-Williams Co. (The)		3,044	629,834
Sigma-Aldrich Corp.		6,207	629,886
Valspar Corp. (The)		8,241	627,882
W.R. Grace & Co.	*	52,790	4,990,239
Westlake Chemical Corp.		7,510	629,038

			24,886,143

Commercial Services & Supplies—1.4%
Cintas Corp.		9,968	633,367
Clean Harbors, Inc.	*	10,043	645,263
Copart, Inc.	*	121,622	4,373,527
Covanta Holding Corp.		29,545	608,922
Iron Mountain, Inc.		17,955	636,505
KAR Auction Services, Inc.		19,875	633,416
Pitney Bowes, Inc.		23,065	637,055
R.R. Donnelley & Sons Co.		39,080	662,797
Rollins, Inc.		21,355	640,650
Stericycle, Inc.	*	40,531	4,799,681
Tyco International Ltd. (Switzerland)		12,920	589,152
Waste Connections, Inc.		13,303	645,861

			15,506,196

Communications Equipment—0.5%
ARRIS Group, Inc.	*	19,450	632,708
CommScope Holding Co., Inc.	*	25,905	599,183
EchoStar Corp., Class A	*	11,400	603,516
F5 Networks, Inc.	*	5,790	645,238
Harris Corp.		8,352	632,664
Juniper Networks, Inc.	*	24,900	611,046
Motorola Solutions, Inc.		9,345	622,097
Palo Alto Networks, Inc.	*	7,925	664,511
Riverbed Technology, Inc.	*	31,258	644,852

			5,655,815

Construction & Engineering—0.6%
Chicago Bridge & Iron Co. NV (Netherlands)		8,862	604,389
Fluor Corp.		8,062	619,968
Foster Wheeler AG (Switzerland)		17,290	589,070

		Shares	Value
Quanta Services, Inc.	*	137,500	$4,754,750

			6,568,177

Construction Materials—0.1%
Eagle Materials, Inc.		6,645	626,491
Martin Marietta Materials, Inc.		4,665	616,013

			1,242,504

Consumer Finance—0.2%
Ally Financial, Inc.	*	25,850	618,074
Santander Consumer USA Holdings, Inc.		30,780	598,363
SLM Corp.		71,535	594,456

			1,810,893

Containers & Packaging—0.4%
AptarGroup, Inc.		9,457	633,713
Avery Dennison Corp.		12,800	656,000
Ball Corp.		10,234	641,467
Crown Holdings, Inc.	*	12,653	629,613
Owens-Illinois, Inc.	*	18,273	632,977
Packaging Corp. of America		8,871	634,188
Sealed Air Corp.		18,210	622,236
Silgan Holdings, Inc.		12,568	638,706

			5,088,900

Distributors—0.8%
Genuine Parts Co.		7,522	660,431
LKQ Corp.	*	218,869	5,841,614
Pool Corp.		49,000	2,771,440

			9,273,485

Diversified Consumer Services—0.7%
Bright Horizons Family Solutions, Inc.	*	62,800	2,696,632
Graham Holdings Co., Class B		5,850	4,200,944
H&R Block, Inc.		18,985	636,377
Service Corp. International		31,250	647,500

			8,181,453

Diversified Financial Services—1.2%
CBOE Holdings, Inc.		12,626	621,326
Intercontinental Exchange, Inc.		30,145	5,694,391
Leucadia National Corp.		24,013	629,621
McGraw Hill Financial, Inc.		66,482	5,520,000
Moody’s Corp.		7,284	638,515
MSCI, Inc.	*	13,992	641,533

			13,745,386

Diversified Telecommunication Services—2.2%
Level 3 Communications, Inc.	*	318,426	13,982,085
tw telecom inc.	*	266,523	10,743,542
Windstream Holdings, Inc.	†	62,308	620,588

			25,346,215

Electric Utilities—0.1%
ITC Holdings Corp.		17,431	635,883

Electrical Equipment—1.2%
Acuity Brands, Inc.		37,135	5,133,914
AMETEK, Inc.		73,030	3,818,008
Hubbell, Inc., Class B		5,122	630,774
Rockwell Automation, Inc.		31,393	3,929,148
SolarCity Corp.	*†	9,070	640,342

			14,152,186

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2014 (Unaudited)

Vantagepoint Aggressive Opportunities Fund		Shares	Value
COMMON STOCKS—(Continued)
Electronic Equipment, Instruments & Components—1.4%
Amphenol Corp., Class A		6,463	$622,646
Avnet, Inc.		13,775	610,370
CDW Corp.		19,815	631,702
Cognex Corp.	*	113,400	4,354,560
FEI Co.		41,924	3,803,765
FLIR Systems, Inc.		93,722	3,254,965
IPG Photonics Corp.	*†	9,520	654,976
National Instruments Corp.		19,925	645,371
Trimble Navigation Ltd.	*	16,716	617,656
Zebra Technologies Corp., Class A	*	7,951	654,526

			15,850,537

Energy Equipment & Services—1.1%
Atwood Oceanics, Inc.	*	11,711	614,593
Cameron International Corp.	*	58,002	3,927,315
Dresser-Rand Group, Inc.	*	9,975	635,707
Dril-Quip, Inc.	*	5,700	622,668
FMC Technologies, Inc.	*	10,213	623,708
Frank’s International NV (Netherlands)		25,700	632,220
Helmerich & Payne, Inc.		5,130	595,644
Nabors Industries Ltd. (Bermuda)		51,029	1,498,722
Oceaneering International, Inc.		8,139	635,900
Patterson-UTI Energy, Inc.		17,195	600,793
RPC, Inc.		26,953	633,126
Seadrill Ltd. (Bermuda)	†	15,665	625,817
Superior Energy Services, Inc.		16,340	590,528
Unit Corp.	*	8,740	601,574

			12,838,315

Food & Staples Retailing—0.5%
Kroger Co. (The)		12,790	632,210
Rite Aid Corp.	*	84,075	602,818
Sprouts Farmers Market, Inc.	*†	19,800	647,856
United Natural Foods, Inc.	*	55,175	3,591,892
Whole Foods Market, Inc.		15,791	610,006

			6,084,782

Food Products—2.3%
Annie’s, Inc.	*†	71,975	2,434,194
Campbell Soup Co.		13,661	625,810
Flowers Foods, Inc.		30,414	641,127
Hain Celestial Group, Inc. (The)	*	6,840	606,982
Hershey Co. (The)		40,637	3,956,825
Hillshire Brands Co. (The)		10,449	650,973
Hormel Foods Corp.		13,177	650,285
Ingredion, Inc.		8,212	616,228
Keurig Green Mountain, Inc.		5,179	645,355
McCormick & Co., Inc. (Non-Voting Shares)		9,152	655,192
Mead Johnson Nutrition Co.		6,764	630,202
Mondelez International, Inc., Class A		216,200	8,131,282
Pilgrim’s Pride Corp.	*	23,655	647,201
Tyson Foods, Inc., Class A		16,435	616,970
WhiteWave Foods Co. (The)	*	145,857	4,721,391

			26,230,017

		Shares	Value
Health Care Equipment & Supplies—1.9%
Align Technology, Inc.	*	11,305	$633,532
Boston Scientific Corp.	*	313,615	4,004,864
C.R. Bard, Inc.		4,501	643,688
Cooper Cos., Inc. (The)		37,876	5,133,334
DENTSPLY International, Inc.		13,270	628,334
Edwards Lifesciences Corp.	*	7,377	633,242
Hill-Rom Holdings, Inc.		14,820	615,178
Hologic, Inc.	*	24,890	630,961
IDEXX Laboratories, Inc.	*	4,714	629,649
Intuitive Surgical, Inc.	*	1,520	625,936
ResMed, Inc.	†	12,170	616,167
Sirona Dental Systems, Inc.	*	7,813	644,260
St. Jude Medical, Inc.		9,070	628,098
Varian Medical Systems, Inc.	*	7,740	643,504
Wright Medical Group, Inc.	*	139,919	4,393,457
Zimmer Holdings, Inc.		6,042	627,522

			21,731,726

Health Care Providers & Services—3.3%
AmerisourceBergen Corp.		8,732	634,467
Brookdale Senior Living, Inc.	*	19,300	643,462
Cardinal Health, Inc.		8,645	592,701
Catamaran Corp.	*	14,386	635,286
Centene Corp.	*	8,390	634,368
Cigna Corp.		6,960	640,111
DaVita HealthCare Partners, Inc.	*	181,264	13,109,012
Envision Healthcare Holdings, Inc.	*	266,943	9,585,923
HCA Holdings, Inc.	*	10,872	612,963
Henry Schein, Inc.	*	5,383	638,801
Laboratory Corp. of America Holdings	*	6,102	624,845
MEDNAX, Inc.	*	67,400	3,919,310
Patterson Cos., Inc.		15,525	613,393
Premier, Inc., Class A	*	113,790	3,299,910
Tenet Healthcare Corp.	*	12,770	599,424
Universal Health Services, Inc., Class B		6,417	614,492

			37,398,468

Health Care Technology—0.5%
Allscripts Healthcare Solutions, Inc.	*	38,000	609,900
athenahealth, Inc.	*†	29,445	3,684,453
Cerner Corp.	*	12,186	628,554
IMS Health Holdings, Inc.	*	24,890	639,175
Veeva Systems, Inc., Class A	*†	25,500	648,975

			6,211,057

Hotels, Restaurants & Leisure—2.0%
Aramark		23,275	602,357
Bally Technologies, Inc.	*	9,564	628,546
Brinker International, Inc.		12,260	596,449
Burger King Worldwide, Inc.		24,400	664,168
Chipotle Mexican Grill, Inc.	*	1,043	617,988
Choice Hotels International, Inc.		13,896	654,641
Domino’s Pizza, Inc.		67,200	4,911,648
Dunkin’ Brands Group, Inc.		14,353	657,511
Hilton Worldwide Holdings, Inc.	*	26,695	621,993
Hyatt Hotels Corp., Class A	*	9,785	596,689

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2014 (Unaudited)

Vantagepoint Aggressive Opportunities Fund		Shares	Value
COMMON STOCKS—(Continued)
Krispy Kreme Doughnuts, Inc.	*	148,200	$2,368,236
Marriott International, Inc., Class A		9,956	638,180
MGM Resorts International	*	23,180	611,952
Norwegian Cruise Line Holdings Ltd.	*	20,100	637,170
Panera Bread Co., Class A	*	4,116	616,700
SeaWorld Entertainment, Inc.		21,700	614,761
Six Flags Entertainment Corp.		14,860	632,293
Starwood Hotels & Resorts Worldwide, Inc.		7,758	627,002
Wyndham Worldwide Corp.		61,605	4,664,731
Wynn Resorts Ltd.		2,942	610,641

			22,573,656

Household Durables—0.5%
D.R. Horton, Inc.		25,270	621,137
Harman International Industries, Inc.		5,700	612,351
Jarden Corp.	*	10,834	642,998
Leggett & Platt, Inc.		17,480	599,214
Lennar Corp., Class A		14,725	618,156
Newell Rubbermaid, Inc.		20,190	625,688
NVR, Inc.	*	533	613,270
Tempur Sealy International, Inc.	*	10,803	644,939
Tupperware Brands Corp.		7,482	626,243
Whirlpool Corp.		4,400	612,568

			6,216,564

Household Products—0.5%
Church & Dwight Co., Inc.		62,228	4,352,848
Clorox Co. (The)		6,870	627,918
Spectrum Brands Holdings, Inc.		7,220	621,137

			5,601,903

Independent Power and Renewable Electricity Producers—0.1%
Calpine Corp.	*	26,750	636,918

Industrial Conglomerates—0.8%
Carlisle Cos., Inc.		3,490	302,304
Koninklijke Philips NV NYRS (Netherlands)		265,028	8,417,289
Roper Industries, Inc.		4,305	628,573

			9,348,166

Insurance—4.0%
American Financial Group, Inc.		10,550	628,358
Aon plc (United Kingdom)		115,714	10,424,674
Arthur J. Gallagher & Co.		13,954	650,257
Assured Guaranty Ltd. (Bermuda)		131,200	3,214,400
Brown & Brown, Inc.		20,930	642,760
eHealth, Inc.	*	42,500	1,613,725
Erie Indemnity Co., Class A		8,404	632,485
Fairfax Financial Holdings Ltd. (Canada)		11,500	5,433,782
Loews Corp.		227,700	10,021,077
Reinsurance Group of America, Inc.		7,600	599,640

		Shares	Value
RenaissanceRe Holdings Ltd. (Bermuda)		61,300	$6,559,100
Travelers Cos., Inc. (The)		59,000	5,550,130

			45,970,388

Internet & Catalog Retail—0.9%
Expedia, Inc.		8,103	638,192
Groupon, Inc.	*	95,810	634,262
HomeAway, Inc.	*	95,233	3,316,013
Liberty Interactive Corp., Series A	*	22,353	656,284
Liberty Ventures, Series A	*	8,926	658,739
Netflix, Inc.	*	1,488	655,613
TripAdvisor, Inc.	*	5,621	610,778
Vipshop Holdings Ltd. ADR (China)	*	11,500	2,159,010
zulily, Inc., Class A	*†	16,760	686,322

			10,015,213

Internet Software & Services—2.2%
Akamai Technologies, Inc.	*	10,183	621,774
Cornerstone OnDemand, Inc.	*	91,300	4,201,626
CoStar Group, Inc.	*	44,311	7,008,671
Equinix, Inc.	*	3,004	631,110
IAC/InterActiveCorp		9,162	634,285
LinkedIn Corp., Class A	*	3,718	637,526
Pandora Media, Inc.	*	22,073	651,154
Rackspace Hosting, Inc.	*	18,613	626,514
Shutterstock, Inc.	*†	46,237	3,836,746
Twitter, Inc.	*	15,105	618,852
VeriSign, Inc.	*	12,231	596,995
Yelp, Inc.	*	62,046	4,757,687
Zillow, Inc., Class A	*	4,465	638,182

			25,461,122

IT Services—5.1%
Alliance Data Systems Corp.	*	56,316	15,838,875
Amdocs Ltd.		120,900	5,601,297
Booz Allen Hamilton Holding Corp.		29,400	624,456
Broadridge Financial Solutions, Inc.		15,466	644,004
Computer Sciences Corp.		9,910	626,312
DST Systems, Inc.		6,939	639,568
Euronet Worldwide, Inc.	*	78,700	3,796,488
Fidelity National Information Services, Inc.		11,530	631,152
Fiserv, Inc.	*	10,425	628,836
FleetCor Technologies, Inc.	*	4,806	633,431
Gartner, Inc.	*	102,791	7,248,821
Genpact Ltd. (Bermuda)	*	36,274	635,883
Global Payments, Inc.		64,648	4,709,607
Jack Henry & Associates, Inc.		10,630	631,741
NeuStar, Inc., Class A	*†	94,700	2,464,094
Paychex, Inc.		15,412	640,523
Sabre Corp.	*	30,115	603,806
Teradata Corp.	*	14,577	585,996
Total System Services, Inc.		20,418	641,329
Vantiv, Inc., Class A	*	277,166	9,318,321
VeriFone Systems, Inc.	*	17,155	630,446
Western Union Co. (The)		37,598	651,949

			58,426,935

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2014 (Unaudited)

Vantagepoint Aggressive Opportunities Fund		Shares	Value
COMMON STOCKS—(Continued)
Leisure Products—0.2%
Hasbro, Inc.		11,557	$613,099
Mattel, Inc.		16,020	624,300
Polaris Industries, Inc.		4,614	600,927

			1,838,326

Life Sciences Tools & Services—0.5%
Agilent Technologies, Inc.		10,806	620,697
Bruker Corp.	*	26,392	640,534
Charles River Laboratories International, Inc.	*	11,554	618,370
Covance, Inc.	*	7,176	614,122
Illumina, Inc.	*	3,743	668,275
Mettler-Toledo International, Inc.	*	2,528	640,039
PerkinElmer, Inc.		12,730	596,273
Quintiles Transnational Holdings, Inc.	*	11,865	632,286
Techne Corp.		6,907	639,381
Waters Corp.	*	5,917	617,971

			6,287,948

Machinery—4.3%
Allison Transmission Holdings, Inc.		20,422	635,124
Colfax Corp.	*	63,442	4,728,967
Crane Co.		8,440	627,599
Donaldson Co., Inc.		15,569	658,880
Dover Corp.		7,045	640,743
Flowserve Corp.		45,738	3,400,620
Graco, Inc.		62,312	4,865,321
IDEX Corp.		7,924	639,784
Ingersoll-Rand plc		10,023	626,538
ITT Corp.		13,305	639,971
Lincoln Electric Holdings, Inc.		9,092	635,349
Manitowoc Co., Inc. (The)		18,978	623,617
Middleby Corp. (The)	*	7,770	642,735
Navistar International Corp.	*	16,815	630,226
Nordson Corp.		25,373	2,034,661
PACCAR, Inc.		9,551	600,089
Pall Corp.		38,313	3,271,547
Parker Hannifin Corp.		4,955	622,992
Pentair plc (United Kingdom)		8,585	619,150
Proto Labs, Inc.	*	49,600	4,063,232
Snap-on, Inc.		5,343	633,252
Stanley Black & Decker, Inc.		7,140	627,035
Timken Co. (The)		8,835	599,366
Toro Co. (The)		9,844	626,078
Trinity Industries, Inc.		14,500	633,940
Valmont Industries, Inc.	†	3,935	597,923
WABCO Holdings, Inc.	*	65,015	6,944,902
Wabtec Corp.		80,341	6,635,363
Xylem, Inc.		15,901	621,411

			49,126,415

Marine—0.1%
Kirby Corp.	*	5,476	641,459

Media—2.8%
AMC Networks, Inc., Class A	*	10,268	631,379
Cablevision Systems Corp., Class A	†	36,146	637,977

		Shares	Value
CBS Outdoor Americas, Inc.		17,670	$577,456
Charter Communications, Inc., Class A	*	28,675	4,541,547
Cinemark Holdings, Inc.		55,958	1,978,675
Clear Channel Outdoor Holdings, Inc., Class A		71,558	585,344
Discovery Communications, Inc., Class A	*	8,365	621,352
Discovery Communications, Inc., Class C	*	59,200	4,297,328
DISH Network Corp., Class A	*	10,104	657,568
Interpublic Group of Cos., Inc. (The)		32,361	631,363
Lamar Advertising Co., Class A		12,395	656,935
Lions Gate Entertainment Corp.	†	22,580	645,336
Live Nation Entertainment, Inc.	*	25,365	626,262
Markit Ltd. (United Kingdom)	*	69,500	1,875,110
Morningstar, Inc.		8,288	595,161
News Corp., Class A	*	254,700	4,569,318
News Corp., Class B	*	293,100	5,114,595
Omnicom Group, Inc.		8,789	625,953
Regal Entertainment Group, Class A	†	30,176	636,714
Scripps Networks Interactive, Inc., Class A		7,685	623,561
Sirius XM Holdings, Inc.	*	173,850	601,521
Starz, Class A	*	20,413	608,103

			32,338,558

Metals & Mining—0.6%
Carpenter Technology Corp.		10,105	639,141
Compass Minerals International, Inc.		6,672	638,777
Reliance Steel & Aluminum Co.		65,000	4,791,150
Tahoe Resources, Inc.	*	24,693	646,957

			6,716,025

Multiline Retail—0.5%
Big Lots, Inc.	*	14,056	642,359
Dillard’s, Inc., Class A		5,485	639,606
Dollar General Corp.	*	10,905	625,511
Dollar Tree, Inc.	*	11,793	642,247
Family Dollar Stores, Inc.		9,279	613,713
Kohl’s Corp.		11,305	595,547
Macy’s, Inc.		11,107	644,428
Nordstrom, Inc.		9,352	635,281
Sears Holdings Corp.	*	16,410	655,744

			5,694,436

Oil, Gas & Consumable Fuels—7.3%
Antero Resources Corp.	*	9,725	638,252
Athlon Energy, Inc.	*	12,635	602,689
Bonanza Creek Energy, Inc.	*	6,216	355,493
Cabot Oil & Gas Corp.		17,972	613,564
Cheniere Energy, Inc.	*	9,321	668,316
Chesapeake Energy Corp.		508,800	15,813,504
Cimarex Energy Co.		4,400	631,224
Cobalt International Energy, Inc.	*	33,611	616,762
Concho Resources, Inc.	*	4,408	636,956
CONSOL Energy, Inc.		250,300	11,531,321

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2014 (Unaudited)

Vantagepoint Aggressive Opportunities Fund		Shares	Value
COMMON STOCKS—(Continued)
Continental Resources, Inc.	*†	4,068	$642,907
CVR Energy, Inc.	†	12,550	604,784
Delek US Holdings, Inc.		79,500	2,244,285
Denbury Resources, Inc.		265,200	4,895,592
Diamondback Energy, Inc.	*	42,300	3,756,240
EP Energy Corp., Class A	*†	159,300	3,671,865
EQT Corp.		5,745	614,140
Gulfport Energy Corp.	*	61,122	3,838,462
HollyFrontier Corp.		14,075	614,937
Kosmos Energy Ltd. (Bermuda)	*	58,112	652,598
Laredo Petroleum, Inc.	*	20,674	640,480
Murphy Oil Corp.		129,400	8,602,512
Noble Energy, Inc.		7,945	615,420
Oasis Petroleum, Inc.	*	11,875	663,694
ONEOK, Inc.		9,431	642,062
PBF Energy, Inc., Class A		23,130	616,414
QEP Resources, Inc.		18,555	640,147
Range Resources Corp.		7,157	622,301
Rice Energy, Inc.	*	20,495	624,073
Sanchez Energy Corp.	*†	57,664	2,167,590
SM Energy Co.		7,709	648,327
Southwestern Energy Co.	*	84,710	3,853,458
Targa Resources Corp.		4,575	638,533
Teekay Corp. (Bermuda)		9,975	620,944
Tesoro Corp.		10,495	615,742
Ultra Petroleum Corp.	*	21,350	633,881
Whiting Petroleum Corp.	*	74,520	5,980,230
World Fuel Services Corp.		13,205	650,082

			83,119,781

Paper & Forest Products—0.1%
International Paper Co.		12,970	654,596

Personal Products—0.2%
Avon Products, Inc.		44,458	649,531
Coty, Inc., Class A		37,280	638,607
Herbalife Ltd.	†	9,602	619,713
Nu Skin Enterprises, Inc., Class A		8,324	615,643

			2,523,494

Pharmaceuticals—2.0%
Endo International plc (Ireland)	*	54,814	3,838,076
Forest Laboratories, Inc.	*	5,985	592,515
GW Pharmaceuticals plc ADR (United Kingdom)	*†	14,800	1,587,892
Jazz Pharmaceuticals plc	*	32,435	4,768,269
Mallinckrodt plc	*	7,790	623,356
Mylan, Inc.	*	12,359	637,230
Perrigo Co. plc (Ireland)		4,213	614,087
Questcor Pharmaceuticals, Inc.		6,460	597,485
Salix Pharmaceuticals Ltd.	*	74,334	9,169,099
Zoetis, Inc.		19,340	624,102

			23,052,111

Professional Services—3.3%
Advisory Board Co. (The)	*	54,430	2,819,474
Dun & Bradstreet Corp. (The)		5,773	636,184
Equifax, Inc.		85,302	6,187,807
IHS, Inc., Class A	*	76,683	10,403,583
Nielsen NV		170,497	8,253,760

		Shares	Value
Robert Half International, Inc.		13,232	$631,696
Towers Watson & Co., Class A		35,400	3,689,742
Verisk Analytics, Inc., Class A	*	75,670	4,541,713

			37,163,959

Real Estate Investment Trusts (REITs)—1.0%
Apartment Investment & Management Co., Class A REIT		19,672	634,815
Boston Properties, Inc. REIT		5,343	631,436
Columbia Property Trust, Inc. REIT		24,025	624,890
Crown Castle International Corp. REIT		8,608	639,230
Equity Lifestyle Properties, Inc. REIT		14,055	620,669
Extra Space Storage, Inc. REIT		11,761	626,273
Federal Realty Investment Trust REIT		5,250	634,830
Gaming and Leisure Properties, Inc. REIT		17,955	609,931
Health Care REIT, Inc. REIT		9,405	589,411
Healthcare Trust of America, Inc., Class A REIT		52,145	627,826
NorthStar Realty Finance Corp. REIT		35,720	620,814
Omega Healthcare Investors, Inc. REIT	†	17,395	641,180
Plum Creek Timber Co., Inc. REIT		14,085	635,234
Rayonier, Inc. REIT		17,208	611,744
Tanger Factory Outlet Centers, Inc. REIT		17,788	622,046
Taubman Centers, Inc. REIT		8,384	635,591
Ventas, Inc. REIT		9,745	624,655
Vornado Realty Trust REIT		5,930	632,909
Weyerhaeuser Co. REIT	†	20,194	668,220

			11,931,704

Real Estate Management & Development—1.3%
CBRE Group, Inc., Class A	*	20,166	646,119
Cheung Kong Holdings Ltd. ADR (Hong Kong)		680,000	12,051,776
Howard Hughes Corp. (The)	*	3,990	629,742
Jones Lang LaSalle, Inc.		4,750	600,352
Realogy Holdings Corp.	*	17,350	654,268

			14,582,257

Road & Rail—2.7%
AMERCO		2,230	648,395
Avis Budget Group, Inc.	*	87,940	5,249,139
Genesee & Wyoming, Inc., Class A	*	47,540	4,991,700
Hertz Global Holdings, Inc.	*	194,144	5,441,856
J.B. Hunt Transport Services, Inc.		44,149	3,257,313
Kansas City Southern		5,875	631,621
Landstar System, Inc.		9,887	632,768
Old Dominion Freight Line, Inc.	*	94,875	6,041,640
Swift Transportation Co.	*	141,800	3,577,614

			30,472,046

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2014 (Unaudited)

Vantagepoint Aggressive Opportunities Fund		Shares	Value
COMMON STOCKS—(Continued)
Semiconductors & Semiconductor Equipment—1.5%
Advanced Micro Devices, Inc.	*†	156,725	$656,678
Altera Corp.		18,043	627,175
Analog Devices, Inc.		11,585	626,401
Applied Materials, Inc.		27,615	622,718
Atmel Corp.	*	67,884	636,073
Avago Technologies Ltd. (Singapore)		8,859	638,468
Cree, Inc.	*	12,850	641,857
Freescale Semiconductor Ltd.	*	26,962	633,607
KLA-Tencor Corp.		8,455	614,171
Lam Research Corp.		9,399	635,184
Linear Technology Corp.		13,338	627,820
Maxim Integrated Products, Inc.		18,449	623,761
Microchip Technology, Inc.	†	12,716	620,668
NVIDIA Corp.		34,025	630,823
NXP Semiconductor NV (Netherlands)	*	66,800	4,420,824
ON Semiconductor Corp.	*	69,400	634,316
Skyworks Solutions, Inc.		13,327	625,836
SunEdison, Inc.	*	26,790	605,454
SunPower Corp.	*	14,915	611,217
Teradyne, Inc.		30,400	595,840
Xilinx, Inc.		13,196	624,303

			16,953,194

Software—4.1%
Activision Blizzard, Inc.		26,980	601,654
ANSYS, Inc.	*	8,407	637,419
Aspen Technology, Inc.	*	97,370	4,517,968
Autodesk, Inc.	*	11,253	634,444
Cadence Design Systems, Inc.	*	36,324	635,307
Citrix Systems, Inc.	*	9,678	605,359
CommVault Systems, Inc.	*	54,700	2,689,599
Concur Technologies, Inc.	*	6,689	624,351
Electronic Arts, Inc.	*	17,270	619,475
FactSet Research Systems, Inc.	†	5,392	648,550
FireEye, Inc.	*†	15,820	641,501
FleetMatics Group plc (Ireland)	*	74,937	2,423,463
Fortinet, Inc.	*	26,112	656,194
Guidewire Software, Inc.	*	99,700	4,053,802
Informatica Corp.	*	99,901	3,561,471
Intuit, Inc.		7,915	637,395
MICROS Systems, Inc.	*	9,329	633,439
NetSuite, Inc.	*	6,901	599,559
PTC, Inc.	*	15,675	608,190
Qlik Technologies, Inc.	*	95,800	2,166,996
Red Hat, Inc.	*	11,426	631,515
ServiceNow, Inc.	*	79,753	4,941,496
SolarWinds, Inc.	*	66,081	2,554,691
Solera Holdings, Inc.		68,821	4,621,330
Splunk, Inc.	*	11,760	650,681
Tableau Software, Inc., Class A	*	56,025	3,996,263
TIBCO Software, Inc.	*	31,276	630,837
Workday, Inc., Class A	*	7,200	646,992

			46,869,941

Specialty Retail—5.2%
Aaron’s, Inc.		17,920	638,669
Abercrombie & Fitch Co., Class A	†	14,620	632,315
Advance Auto Parts, Inc.		31,041	4,188,052
AutoNation, Inc.	*	10,682	637,502

		Shares	Value
AutoZone, Inc.	*	1,170	$627,401
Bed Bath & Beyond, Inc.	*	10,275	589,579
Best Buy Co., Inc.		20,130	624,231
Cabela’s, Inc.	*†	10,465	653,016
CarMax, Inc.	*	12,169	632,910
Chico’s FAS, Inc.		38,362	650,620
CST Brands, Inc.		18,300	631,350
Dick’s Sporting Goods, Inc.		13,893	646,858
Foot Locker, Inc.		93,485	4,741,559
GameStop Corp., Class A		14,725	595,921
Gap, Inc. (The)		15,015	624,174
GNC Holdings, Inc., Class A		75,121	2,561,626
L Brands, Inc.		10,852	636,578
Lithia Motors, Inc., Class A		40,500	3,809,835
Lumber Liquidators Holdings, Inc.	*	40,100	3,045,595
Murphy USA, Inc.	*	12,065	589,858
O’Reilly Automotive, Inc.	*	40,250	6,061,650
Penske Automotive Group, Inc.		12,445	616,027
PetSmart, Inc.	†	10,395	621,621
Restoration Hardware Holdings, Inc.	*	42,138	3,920,941
Ross Stores, Inc.		72,225	4,776,239
Sally Beauty Holdings, Inc.	*	163,939	4,111,590
Signet Jewelers Ltd. (Bermuda)		5,715	632,022
Tiffany & Co.		46,954	4,707,138
Tractor Supply Co.		64,139	3,873,996
Ulta Salon Cosmetics & Fragrance, Inc.	*	6,506	594,713
Urban Outfitters, Inc.	*	18,023	610,259
Williams-Sonoma, Inc.		8,862	636,114

			58,919,959

Technology Hardware, Storage & Peripherals—0.7%
3D Systems Corp.	*†	11,100	663,780
Diebold, Inc.		15,295	614,400
NCR Corp.	*	18,260	640,743
NetApp, Inc.		17,664	645,089
Nimble Storage, Inc.	*†	67,072	2,060,452
SanDisk Corp.		6,190	646,422
Stratasys Ltd.	*	25,880	2,940,745

			8,211,631

Textiles, Apparel & Luxury Goods—1.8%
Carter’s, Inc.		8,575	591,075
Coach, Inc.		18,140	620,207
Deckers Outdoor Corp.	*	7,555	652,223
Fossil Group, Inc.	*	5,897	616,354
Hanesbrands, Inc.		55,081	5,422,174
Kate Spade & Co.	*	16,395	625,305
Michael Kors Holdings Ltd. (Hong Kong)	*	6,923	613,724
PVH Corp.		29,207	3,405,536
Ralph Lauren Corp.		4,140	665,257
Skechers U.S.A., Inc., Class A	*	31,644	1,446,131
Under Armour, Inc., Class A	*	85,409	5,080,981
V.F. Corp.		10,072	634,536

			20,373,503

Thrifts & Mortgage Finance—0.5%
Nationstar Mortgage Holdings, Inc.	*†	17,110	621,093
Ocwen Financial Corp.	*	138,400	5,134,640

			5,755,733

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2014 (Unaudited)

Vantagepoint Aggressive Opportunities Fund		Shares	Value
COMMON STOCKS—(Continued)
Tobacco—0.1%
Lorillard, Inc.		9,960	$607,261

Trading Companies & Distributors—1.3%
AerCap Holdings NV (Netherlands)	*	53,800	2,464,040
Air Lease Corp.		16,400	632,712
Fastenal Co.		13,013	644,013
HD Supply Holdings, Inc.	*	22,315	633,523
MRC Global, Inc.	*	21,887	619,183
MSC Industrial Direct Co., Inc., Class A		6,737	644,327
NOW, Inc.	*	16,720	605,431
United Rentals, Inc.	*	46,876	4,909,324
W.W. Grainger, Inc.		2,392	608,214
WESCO International, Inc.	*	36,600	3,161,508

			14,922,275

Wireless Telecommunication Services—1.8%
SBA Communications Corp., Class A	*	196,775	20,130,083

TOTAL COMMON STOCKS
(Cost $829,267,917)			1,095,519,669

MONEY MARKET FUNDS—6.9%
Institutional Money Market Funds—6.9%
Dreyfus Institutional Cash Advantage Fund, 0.06%	††¥	5,600,000	5,600,000
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class, 0.09%		¥44,653,996	44,653,996
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class, 0.09%	††¥	5,745,959	5,745,959
Fidelity Institutional Money Market: Prime Money Market Portfolio—Institutional Class, 0.06%	††¥	5,600,000	5,600,000
Short-Term Investments Trust Liquid Assets Portfolio—Institutional Class, 0.06%	††¥	5,600,000	5,600,000
Wells Fargo Advantage Cash Investment Money Market Fund—Select Class, 0.07%	††¥	5,600,000	5,600,000

		Shares	Value
Wells Fargo Advantage Heritage Money Market Fund—Select Class, 0.07%	††¥	5,600,000	$5,600,000

TOTAL MONEY MARKET FUNDS
(Cost $78,399,955)			78,399,955

TOTAL INVESTMENTS—102.9%
(Cost $907,667,872)			1,173,919,624
Other assets less liabilities—(2.9%)			(33,210,717)

NET ASSETS—100.0%			$1,140,708,907

Notes to the Schedule of Investments:

ADR	American Depositary Receipt
NYRS	New York Registry Shares
REIT	Real Estate Investment Trust
*	Non-income producing.
†	Denotes all or a portion of the security on loan.
††	Represents reinvestment of collateral received in conjunction with securities lending.
¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS

June 30, 2014 (Unaudited)

Vantagepoint Discovery Fund		Shares	Value
COMMON STOCKS—49.4%
Aerospace & Defense—0.5%
Astronics Corp.	*	12,900	$728,205
Astronics Corp., Class B	*	12,350	700,862

			1,429,067

Air Freight & Logistics—0.6%
Park-Ohio Holdings Corp.		30,000	1,743,300

Auto Components—0.6%
Standard Motor Products, Inc.		35,877	1,602,626

Banks—2.5%
Bank of Marin Bancorp		34,400	1,568,296
Flushing Financial Corp.		76,917	1,580,645
Heritage Financial Corp./Washington		86,715	1,395,244
Trico Bancshares		54,000	1,249,560
Wintrust Financial Corp.		30,200	1,389,200

			7,182,945

Biotechnology—2.9%
Agios Pharmaceuticals, Inc.	*†	29,300	1,342,526
Arena Pharmaceuticals, Inc.	*†	282,158	1,653,446
Cara Therapeutics, Inc.	*†	69,600	1,184,592
Exelixis, Inc.	*†	357,200	1,210,908
Ironwood Pharmaceuticals, Inc.	*†	127,000	1,946,910
Zafgen, Inc.	*†	47,800	945,484

			8,283,866

Building Products—0.5%
Insteel Industries, Inc.		72,900	1,432,485

Capital Markets—1.1%
Alaris Royalty Corp. (Canada)		52,500	1,422,895
Marcus & Millichap, Inc.	*	57,700	1,471,927
WisdomTree Investments, Inc.	*	29,600	365,856

			3,260,678

Chemicals—1.2%
Advanced Emissions Solutions, Inc.	*	73,400	1,683,062
LSB Industries, Inc.	*	42,200	1,758,474

			3,441,536

Communications Equipment—1.6%
ARRIS Group, Inc.	*	37,900	1,232,887
Calix, Inc.	*	99,100	810,638
Mitel Networks Corp. (Canada)	*	170,770	1,799,916
ParkerVision, Inc.	*†	492,577	729,014

			4,572,455

Construction & Engineering—0.5%
EMCOR Group, Inc.		33,000	1,469,490

Consumer Finance—0.3%
Regional Management Corp.	*	65,599	1,014,816

Containers & Packaging—0.5%
Myers Industries, Inc.		70,543	1,417,209

Electric Utilities—0.5%
ALLETE, Inc.		27,600	1,417,260

Electrical Equipment—0.5%
Polypore International, Inc.	*†	31,500	1,503,495

		Shares	Value
Electronic Equipment, Instruments & Components—0.5%
Speed Commerce, Inc.	*	415,000	$1,552,100

Energy Equipment & Services—0.7%
C&J Energy Services, Inc.	*^‡	62,000	2,094,360

Food Products—1.0%
Alliance Grain Traders, Inc. (Canada)		84,000	1,678,347
Darling Ingredients, Inc.	*	64,700	1,352,230

			3,030,577

Health Care Equipment & Supplies—1.6%
Globus Medical, Inc., Class A	*	66,843	1,598,885
Greatbatch, Inc.	*	35,400	1,736,724
Natus Medical, Inc.	*	54,832	1,378,476

			4,714,085

Health Care Providers & Services—0.7%
Amsurg Corp.	*	15,100	688,107
Ensign Group, Inc. (The)		46,900	1,457,652

			2,145,759

Hotels, Restaurants & Leisure—1.6%
Del Frisco’s Restaurant Group, Inc.	*	60,200	1,659,112
Ignite Restaurant Group, Inc.	*†	101,140	1,472,598
Red Robin Gourmet Burgers, Inc.	*	21,000	1,495,200

			4,626,910

Household Durables—1.9%
LGI Homes, Inc.	*	98,000	1,788,500
M/I Homes, Inc.	*	71,100	1,725,597
New Home Co., Inc. (The)	*	147,200	2,079,936

			5,594,033

Independent Power and Renewable Electricity Producers—0.6%
Pattern Energy Group, Inc.		49,500	1,638,945

Industrial Conglomerates—0.5%
Carlisle Cos., Inc.		16,800	1,455,216

Insurance—0.6%
Phoenix Cos., Inc. (The)	*	37,600	1,819,464

Internet Software & Services—1.9%
Constant Contact, Inc.	*	52,500	1,685,775
Digital River, Inc.	*	112,900	1,742,047
Textura Corp.	*†	82,500	1,950,300

			5,378,122

IT Services—1.0%
ExlService Holdings, Inc.	*	46,000	1,354,700
Global Cash Access Holdings, Inc.	*	164,500	1,464,050

			2,818,750

Life Sciences Tools & Services—0.6%
Albany Molecular Research, Inc.	*	92,100	1,853,052

Machinery—2.8%
Alamo Group, Inc.		3,071	166,110
Altra Industrial Motion Corp.		43,900	1,597,521
Luxfer Holdings plc ADR (United Kingdom)		80,592	1,527,219
Lydall, Inc.	*	55,000	1,505,350
Superior Drilling Products, Inc.	*†	209,500	1,363,845

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2014 (Unaudited)

Vantagepoint Discovery Fund		Shares	Value
COMMON STOCKS—(Continued)
Titan International, Inc.	†	118,100	$1,986,442

			8,146,487

Metals & Mining—0.6%
New Gold, Inc. (Canada)	*†	190,200	1,211,574
Romarco Minerals, Inc. (Canada)	*	569,650	475,131

			1,686,705

Oil, Gas & Consumable Fuels—2.6%
BPZ Resources, Inc.	*†	757,700	2,333,716
Energy XXI Bermuda Ltd. (Bermuda)		74,000	1,748,620
Karoon Gas Australia Ltd. (Australia)	*	424,345	1,228,455
Parsley Energy, Inc., Class A	*	12,300	296,061
Synergy Resources Corp.	*	142,500	1,888,125

			7,494,977

Pharmaceuticals—0.9%
Phibro Animal Health Corp., Class A	*	44,500	976,775
XenoPort, Inc.	*	317,700	1,534,491

			2,511,266

Real Estate Investment Trusts (REITs)—3.7%
Arbor Realty Trust, Inc. REIT		173,447	1,205,457
Armada Hoffler Properties, Inc. REIT		117,300	1,135,464
CareTrust REIT, Inc. REIT	*	56,400	1,116,720
Gladstone Commercial Corp. REIT		73,600	1,315,232
Medical Properties Trust, Inc. REIT		112,400	1,488,176
Pebblebrook Hotel Trust REIT		39,300	1,452,528
STAG Industrial, Inc. REIT		64,300	1,543,843
Summit Hotel Properties, Inc. REIT		147,100	1,559,260

			10,816,680

Road & Rail—0.5%
Celadon Group, Inc.		73,000	1,556,360

Semiconductors & Semiconductor Equipment—2.8%
Exar Corp.	*	177,500	2,005,750
Inphi Corp.	*	103,300	1,516,444
Integrated Silicon Solution, Inc.	*	105,934	1,564,645
PLX Technology, Inc.	*	287,933	1,862,927
Rambus, Inc.	*	87,300	1,248,390

			8,198,156

Software—2.4%
Digimarc Corp.		18,200	593,320
Ellie Mae, Inc.	*	56,900	1,771,297
ePlus, Inc.	*†	33,800	1,967,160
Kofax Ltd.	*†	151,700	1,304,620
Mitek Systems, Inc.	*†	150,000	499,500
SeaChange International, Inc.	*	112,893	904,273

			7,040,170

Specialty Retail—2.3%
Destination Maternity Corp.		67,125	1,528,436
Express, Inc.	*	91,400	1,556,542
Finish Line, Inc. (The), Class A		58,700	1,745,738
Shoe Carnival, Inc.		82,650	1,706,723

			6,537,439

			Shares	Value
Thrifts & Mortgage Finance—2.2%
Clifton Bancorp, Inc.			100,205	$1,269,597
EverBank Financial Corp.			87,187	1,757,690
Home Loan Servicing Solutions Ltd. (Cayman Islands)			70,000	1,591,100
WSFS Financial Corp.			22,500	1,657,575

				6,275,962

Trading Companies & Distributors—1.6%
CAI International, Inc.		*	75,600	1,663,956
H&E Equipment Services, Inc.		*	42,645	1,549,719
Textainer Group Holdings Ltd. (Bermuda)			38,700	1,494,594

				4,708,269

TOTAL COMMON STOCKS
(Cost $114,715,412)				143,465,072

Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—22.0%
Aerospace & Defense—0.3%
L-3 Communications Corp.
1.500%	05/28/2017		$200,000	200,415
United Technologies Corp.
0.727%	06/01/2015	#	545,000	547,463

				747,878

Auto Components—0.0%
Johnson Controls, Inc.
1.400%	11/02/2017		70,000	70,008

Automobiles—0.2%
Chrysler Group LLC/CG Co.-Issuer, Inc.
8.000%	06/15/2019		400,000	436,500

Banks—4.7%
ABN AMRO Bank NV (Netherlands)
1.028%	10/28/2016	#^	200,000	201,905
Banco Nacional de Costa Rica (Costa Rica)
4.875%	11/01/2018	^	200,000	205,500
Bank of America Corp.
3.700%	09/01/2015		425,000	439,501
Bank of America Corp. MTN
1.300%	03/22/2018	#	590,000	598,139
1.250%	01/11/2016		190,000	191,497
Bank of America Corp., Series 1
3.750%	07/12/2016		130,000	136,822
Banque Federative du Credit Mutuel SA (France)
1.078%	10/28/2016	#^	600,000	604,481
Barclays Bank plc (United Kingdom)
0.806%	02/17/2017	#	300,000	301,132
BB&T Corp. MTN
1.600%	08/15/2017		150,000	151,482
0.885%	02/01/2019	#	650,000	655,121
Citigroup, Inc.
4.450%	01/10/2017		225,000	242,473
1.924%	05/15/2018	#	325,000	337,897
1.025%	04/01/2016	#	540,000	543,662
Credit Agricole SA (France)
1.386%	04/15/2016	#^	440,000	445,422
1.026%	04/15/2019	#^	670,000	675,909

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2014 (Unaudited)

Vantagepoint Discovery Fund

Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Discover Bank
2.000%	02/21/2018		$650,000	$654,443
Fifth Third Bank/Ohio, Bank Note
1.150%	11/18/2016		400,000	401,528
HBOS plc MTN (United Kingdom)
6.750%	05/21/2018	^	260,000	300,048
HSBC Bank plc (United Kingdom)
0.864%	05/15/2018	#^	360,000	363,658
Huntington National Bank (The)
1.375%	04/24/2017		250,000	250,835
0.654%	04/24/2017	#	250,000	250,348
Huntington National Bank (The), Bank Note
1.300%	11/20/2016		260,000	261,283
JPMorgan Chase & Co.
1.129%	01/25/2018	#	280,000	284,192
JPMorgan Chase & Co. MTN
1.875%	03/20/2015		105,000	106,094
1.350%	02/15/2017		640,000	642,685
1.100%	10/15/2015		250,000	251,119
KeyBank NA, Bank Note
4.950%	09/15/2015		200,000	209,865
KeyCorp MTN
3.750%	08/13/2015		230,000	237,992
Macquarie Bank Ltd. (Australia)
2.000%	08/15/2016	^	200,000	203,738
Manufacturers & Traders Trust Co., Bank Note
1.250%	01/30/2017		380,000	381,492
PNC Bank NA, Bank Note
1.150%	11/01/2016		250,000	251,431
Regions Financial Corp.
2.000%	05/15/2018		370,000	369,039
Royal Bank of Scotland Group plc (United Kingdom)
2.550%	09/18/2015		695,000	709,545
SunTrust Bank, Bank Note
1.350%	02/15/2017		670,000	673,328
US Bank NA, Bank Note
0.507%	10/14/2014	#	400,000	400,339
Wells Fargo & Co.
0.856%	04/23/2018	#	170,000	171,634
Wells Fargo Bank NA, Bank Note
4.800%	11/01/2014		545,000	553,399

				13,658,978

Beverages—0.3%
PepsiCo, Inc.
0.700%	08/13/2015		1,000,000	1,003,081

Biotechnology—0.4%
Amgen, Inc.
1.875%	11/15/2014		330,000	331,887
1.250%	05/22/2017		630,000	629,881
Gilead Sciences, Inc.
2.400%	12/01/2014		140,000	141,152

				1,102,920

Building Products—0.1%
Masco Corp.
4.800%	06/15/2015		165,000	170,835

Coupon Rate	Maturity Date		Face	Value
Capital Markets—1.3%
Bank of New York Mellon Corp. (The) MTN
1.200%	02/20/2015		$100,000	$100,519
E*TRADE Financial Corp.
6.000%	11/15/2017		190,000	198,550
Goldman Sachs Group, Inc. (The)
3.625%	02/07/2016		1,225,000	1,277,286
Macquarie Group Ltd. (Australia)
1.225%	01/31/2017	#^	670,000	671,276
Morgan Stanley
1.477%	02/25/2016	#	450,000	456,474
Morgan Stanley MTN
1.509%	04/25/2018	#	620,000	632,879
TD Ameritrade Holding Corp.
4.150%	12/01/2014		410,000	416,424

				3,753,408

Chemicals—0.2%
Ashland, Inc.
3.875%	04/15/2018		375,000	387,656
3.000%	03/15/2016		125,000	128,125
Ecolab, Inc.
2.375%	12/08/2014	†	110,000	110,963

				626,744

Commercial Services & Supplies—0.2%
Mobile Mini, Inc.
7.875%	12/01/2020		430,000	473,000

Communications Equipment—0.3%
Cisco Systems, Inc.
1.100%	03/03/2017		500,000	501,883
0.507%	03/03/2017	#	500,000	502,318

				1,004,201

Consumer Finance—2.2%
American Express Co.
0.818%	05/22/2018	#	590,000	594,977
American Express Credit Corp.
0.737%	07/29/2016	#	550,000	553,810
American Express Credit Corp. MTN
1.750%	06/12/2015		100,000	101,292
Caterpillar Financial Services Corp.
0.700%	11/06/2015		150,000	150,563
Caterpillar Financial Services Corp. MTN
1.000%	11/25/2016		130,000	130,618
1.000%	03/03/2017		540,000	540,614
Ford Motor Credit Co. LLC
3.875%	01/15/2015		470,000	478,484
1.474%	05/09/2016	#	280,000	284,257
Harley-Davidson Financial Services, Inc.
1.150%	09/15/2015	^	160,000	160,890
HSBC USA, Inc.
1.111%	09/24/2018	#	400,000	405,244
International Lease Finance Corp.
4.875%	04/01/2015		210,000	215,644
3.875%	04/15/2018		435,000	446,690
2.181%	06/15/2016	#	560,000	565,600
John Deere Capital Corp.
1.050%	10/11/2016		240,000	241,298
0.700%	09/04/2015		280,000	280,999
John Deere Capital Corp. MTN
1.125%	06/12/2017		460,000	461,308
1.050%	12/15/2016		270,000	271,148

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2014 (Unaudited)

Vantagepoint Discovery Fund

Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
PACCAR Financial Corp. MTN
1.550%	09/29/2014		$210,000	$210,693
1.100%	06/06/2017		140,000	139,959
1.050%	06/05/2015		90,000	90,654
0.830%	12/06/2018	#	130,000	131,335

				6,456,077

Containers & Packaging—0.2%
Ardagh Packaging Finance plc/Ardagh Holdings USA, Inc. (Ireland)
3.211%	12/15/2019	#^	670,000	671,675

Diversified Financial Services—0.9%
General Electric Capital Corp. MTN
1.250%	05/15/2017		1,490,000	1,495,829
0.877%	07/12/2016	#	670,000	676,420
National Rural Utilities Cooperative Finance Corp.
1.100%	01/27/2017		360,000	361,641
1.000%	02/02/2015		200,000	200,842

				2,734,732

Diversified Telecommunication Services—0.9%
AT&T, Inc.
0.875%	02/13/2015		780,000	782,592
CC Holdings GS V LLC/Crown Castle GS III Corp.
2.381%	12/15/2017		130,000	132,495
Verizon Communications, Inc.
1.981%	09/14/2018	#	280,000	295,714
1.761%	09/15/2016	#	120,000	123,372
1.350%	06/09/2017		450,000	450,172
1.002%	06/17/2019	#	120,000	121,604
0.700%	11/02/2015		210,000	210,615
Windstream Corp.
7.875%	11/01/2017		340,000	393,125

				2,509,689

Electric Utilities—0.4%
Duke Energy Corp.
0.612%	04/03/2017	#	200,000	200,737
Georgia Power Co.
0.750%	08/10/2015		500,000	501,545
NextEra Energy Capital Holdings, Inc.
1.339%	09/01/2015		500,000	503,815
1.200%	06/01/2015		80,000	80,505

				1,286,602

Energy Equipment & Services—0.2%
Cameron International Corp.
1.400%	06/15/2017		160,000	160,639
1.150%	12/15/2016		300,000	300,221
Nabors Industries, Inc.
2.350%	09/15/2016		200,000	204,283

				665,143

Food & Staples Retailing—0.4%
CVS Caremark Corp.
1.200%	12/05/2016		130,000	130,872
Kroger Co. (The)
2.200%	01/15/2017		500,000	513,367
0.756%	10/17/2016	#	400,000	401,140

Coupon Rate	Maturity Date		Face	Value
Walgreen Co.
1.000%	03/13/2015		$210,000	$210,838

				1,256,217

Food Products—0.4%
ConAgra Foods, Inc.
1.350%	09/10/2015		70,000	70,538
1.300%	01/25/2016		110,000	110,957
General Mills, Inc.
0.875%	01/29/2016		90,000	90,430
Kellogg Co.
1.125%	05/15/2015		350,000	352,513
Kraft Foods Group, Inc.
1.625%	06/04/2015		150,000	151,578
Want Want China Finance Ltd. (Cayman Islands)
1.875%	05/14/2018	^	290,000	284,971
Wm. Wrigley Jr. Co.
2.000%	10/20/2017	^	100,000	101,548
1.400%	10/21/2016	^	100,000	100,750

				1,263,285

Health Care Equipment & Supplies—0.3%
CareFusion Corp.
1.450%	05/15/2017		670,000	669,969
Stryker Corp.
3.000%	01/15/2015		300,000	304,367

				974,336

Health Care Providers & Services—0.7%
Express Scripts Holding Co.
2.750%	11/21/2014		500,000	504,743
1.250%	06/02/2017		210,000	209,780
McKesson Corp.
1.292%	03/10/2017		200,000	200,661
UnitedHealth Group, Inc.
1.400%	10/15/2017		100,000	100,459
Ventas Realty LP
1.550%	09/26/2016		211,000	213,264
1.250%	04/17/2017		120,000	120,098
WellPoint, Inc.
2.375%	02/15/2017		465,000	478,436
1.250%	09/10/2015		190,000	191,507

				2,018,948

Hotels, Restaurants & Leisure—0.1%
McDonald’s Corp. MTN
0.750%	05/29/2015		190,000	190,850

Independent Power and Renewable Electricity Producers—0.2%
AES Corp.
3.229%	06/01/2019	#	430,000	434,300
TransAlta Corp. (Canada)
1.900%	06/03/2017		130,000	130,601

				564,901

Insurance—0.5%
American International Group, Inc.
2.375%	08/24/2015		150,000	152,738
Metropolitan Life Global Funding I
0.607%	04/10/2017	#^	690,000	691,991
Principal Life Global Funding II
1.000%	12/11/2015	^	230,000	231,305
Prudential Financial, Inc. MTN
1.004%	08/15/2018	#	300,000	300,674

				1,376,708

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2014 (Unaudited)

Vantagepoint Discovery Fund

Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Internet & Catalog Retail—0.1%
Amazon.com, Inc.
0.650%	11/27/2015		$400,000	$400,784

Internet Software & Services—0.2%
eBay, Inc.
0.700%	07/15/2015		220,000	220,925
IAC/InterActiveCorp
4.875%	11/30/2018		150,000	157,125
Tencent Holdings Ltd. (Cayman Islands)
2.000%	05/02/2017	^	300,000	302,577

				680,627

IT Services—0.3%
Computer Sciences Corp.
2.500%	09/15/2015		100,000	101,818
Fidelity National Information Services, Inc.
2.000%	04/15/2018		150,000	149,538
1.450%	06/05/2017		70,000	69,967
International Business Machines Corp.
0.550%	02/06/2015		610,000	611,357

				932,680

Life Sciences Tools & Services—0.1%
Thermo Fisher Scientific, Inc.
1.300%	02/01/2017		180,000	180,379

Media—0.2%
DISH DBS Corp.
4.625%	07/15/2017		245,000	260,619
NBCUniversal Enterprise, Inc.
0.911%	04/15/2018	#^	240,000	242,896

				503,515

Metals & Mining—0.8%
ArcelorMittal (Luxembourg)
4.250%	08/05/2015		350,000	360,500
FMG Resources August 2006 Pty Ltd. (Australia)
6.000%	04/01/2017	^	280,000	289,975
Freeport-McMoRan Copper & Gold, Inc.
1.400%	02/13/2015		100,000	100,411
Glencore Finance Canada Ltd. (Canada)
2.700%	10/25/2017	^	800,000	821,820
Glencore Funding LLC
1.586%	01/15/2019	#^	600,000	603,552

				2,176,258

Multi-Utilities—0.2%
Dominion Resources, Inc.
1.250%	03/15/2017		540,000	542,484

Oil, Gas & Consumable Fuels—1.2%
CNOOC Nexen Finance 2014 ULC (Canada)
1.625%	04/30/2017		260,000	260,847
Devon Energy Corp.
1.200%	12/15/2016		300,000	301,091
Enterprise Products Operating LLC
1.250%	08/13/2015		100,000	100,732
Hess Corp.
1.300%	06/15/2017		180,000	180,434
Marathon Oil Corp.
0.900%	11/01/2015		220,000	220,845

Coupon Rate	Maturity Date			Face	Value
Murphy Oil Corp.
2.500%	12/01/2017			$250,000	$256,084
Petrobras International Finance Co. (Cayman Islands)
3.500%	02/06/2017			160,000	164,640
Phillips 66
1.950%	03/05/2015			230,000	232,340
Plains Exploration & Production Co.
6.500%	11/15/2020			260,000	291,525
Rockies Express Pipeline LLC
3.900%	04/15/2015		^	290,000	293,625
Sabine Pass LNG LP
7.500%	11/30/2016			370,000	410,700
Tesoro Corp.
4.250%	10/01/2017			260,000	273,000
WPX Energy, Inc.
5.250%	01/15/2017			355,000	379,850

					3,365,713

Pharmaceuticals—0.8%
AbbVie, Inc.
1.750%	11/06/2017			520,000	523,259
1.200%	11/06/2015			520,000	523,685
Actavis Funding SCS (Luxembourg)
1.300%	06/15/2017		^	300,000	299,642
Merck & Co., Inc.
0.586%	05/18/2018	#		470,000	472,096
Mylan, Inc.
1.800%	06/24/2016			80,000	81,172
1.350%	11/29/2016			150,000	150,339
Pfizer, Inc.
1.100%	05/15/2017			280,000	281,291

					2,331,484

Professional Services—0.0%
Equifax, Inc.
4.450%	12/01/2014			80,000	81,295

Real Estate Investment Trusts (REITs)—1.0%
ARC Properties Operating Partnership LP/Clark Acquisition LLC
2.000%	02/06/2017		^	600,000	601,822
Digital Realty Trust LP
4.500%	07/15/2015		†	550,000	565,796
Health Care REIT, Inc.
3.625%	03/15/2016			375,000	392,114
Healthcare Realty Trust, Inc.
6.500%	01/17/2017			265,000	298,121
Liberty Property LP
6.625%	10/01/2017			385,000	440,698
Simon Property Group LP
4.200%	02/01/2015			90,000	91,091
Vornado Realty LP
4.250%	04/01/2015			470,000	478,076

					2,867,718

Road & Rail—0.3%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
4.875%	11/15/2017		†	270,000	282,150
Penske Truck Leasing Co. LP/PTL Finance Corp.
3.125%	05/11/2015		^	300,000	306,592
2.500%	03/15/2016		^	230,000	236,521
2.500%	06/15/2019		^	110,000	110,329

					935,592

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2014 (Unaudited)

Vantagepoint Discovery Fund

Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Semiconductors & Semiconductor Equipment—0.2%
Texas Instruments, Inc.
0.450%	08/03/2015		$420,000	$420,548
TSMC Global Ltd. (Virgin Islands, British)
1.625%	04/03/2018	^	200,000	197,445

				617,993

Software—0.1%
Autodesk, Inc.
1.950%	12/15/2017		150,000	151,697

Specialty Retail—0.1%
AutoZone, Inc.
1.300%	01/13/2017		220,000	220,674

Technology Hardware, Storage & Peripherals—0.3%
Hewlett-Packard Co.
1.167%	01/14/2019	#	580,000	585,265
Seagate HDD Cayman (Cayman Islands)
3.750%	11/15/2018	^	350,000	358,750

				944,015

Thrifts & Mortgage Finance—0.3%
Astoria Financial Corp.
5.000%	06/19/2017		240,000	260,907
BPCE SA MTN (France)
1.479%	04/25/2016	#	350,000	355,576
0.840%	06/23/2017	#	350,000	350,470

				966,953

Tobacco—0.0%
Reynolds American, Inc.
1.050%	10/30/2015		100,000	100,014

Trading Companies & Distributors—0.3%
Air Lease Corp.
4.500%	01/15/2016		600,000	629,625
GATX Corp.
1.250%	03/04/2017		100,000	99,721

				729,346

Wireless Telecommunication Services—0.1%
SBA Communications Corp.
5.625%	10/01/2019		150,000	159,563

TOTAL CORPORATE OBLIGATIONS
(Cost $63,193,458)				63,905,500

MORTGAGE-BACKED SECURITIES—3.5%
Commercial Mortgage-Backed Securities—0.9%
Hilton USA Trust, Series 2013-HLF, Class AFL
1.151%	11/05/2030	#^	610,000	611,142
Invitation Homes Trust, Series 2013-SFR1, Class A
1.400%	12/17/2030	#^	396,562	398,682
Invitation Homes Trust, Series 2014-SFR1, Class A
1.154%	06/17/2031	#^	1,270,000	1,274,869
National Credit Union Administration Guaranteed Notes, Series 2010-C1, Class A1
1.600%	10/29/2020		202,228	203,566

				2,488,259

Coupon Rate	Maturity Date		Face	Value
Non-Agency Mortgage-Backed Securities—1.6%
Credit Suisse Mortgage Capital Certificates, Series 2013-IVR2, Class AD
1.550%	04/25/2043	#^	$551,565	$521,050
Credit Suisse Mortgage Capital Certificates, Series 2013-IVR3, Class A3
1.550%	05/25/2043	#^	277,498	264,251
Federal Home Loan Mortgage Corporation Structured Agency Credit Risk Debt Notes, Series 2013-DN2, Class M1
1.602%	11/25/2023	#	450,024	454,983
GSAMP Trust, Series 2004-SEA2, Class M1
0.802%	03/25/2034	#	555,482	555,064
Sequoia Mortgage Trust, Series 2012-2, Class A2
3.500%	04/25/2042	#	340,878	348,510
Sequoia Mortgage Trust, Series 2013-1, Class 1A1
1.450%	02/25/2043	#	331,414	319,380
Sequoia Mortgage Trust, Series 2013-4, Class A3
1.550%	04/25/2043	#	407,622	377,869
Springleaf Mortgage Loan Trust, Series 2012-3A, Class A
1.570%	12/25/2059	#^	240,776	241,246
Springleaf Mortgage Loan Trust, Series 2013-1A, Class A
1.270%	06/25/2058	#^	472,394	471,885
Springleaf Mortgage Loan Trust, Series 2013-2A, Class A
1.780%	12/25/2065	#^	246,614	246,811
Thornburg Mortgage Securities Trust, Series 2004-1, Class II2A
1.634%	03/25/2044	#	719,997	714,645
WaMu Mortgage Pass Through Certificates, Series 2006-AR12, Class 1A1
2.383%	10/25/2036	#	80,727	71,030

				4,586,724

U.S. Government Agency Mortgage-Backed Securities—1.0%
Federal National Mortgage Association Connecticut Avenue Securities, Series 2013-C01, Class M1
2.152%	10/25/2023	#	639,434	656,578
Federal National Mortgage Association Connecticut Avenue Securities, Series 2014-C01, Class M1
1.752%	01/25/2024	#	643,246	654,408
Federal National Mortgage Association Connecticut Avenue Securities, Series 2014-C02, Class 1M1
1.102%	05/25/2024	#	572,174	572,978
Federal National Mortgage Association Connecticut Avenue Securities, Series 2014-C02, Class 2M1
1.102%	05/25/2024	#	344,172	344,307
National Credit Union Administration Guaranteed Notes, Series 2010-R1, Class 1A
0.602%	10/07/2020	#	445,856	448,360
National Credit Union Administration Guaranteed Notes, Series 2011-R6, Class 1A
0.532%	05/07/2020	#	377,581	377,981

				3,054,612

TOTAL MORTGAGE-BACKED SECURITIES
(Cost $10,153,298)				10,129,595

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2014 (Unaudited)

Vantagepoint Discovery Fund

Coupon Rate	Maturity Date		Face	Value
U.S. TREASURY OBLIGATIONS—17.4%
U.S. Treasury Notes—17.4%
U.S. Treasury Note
1.000%	03/31/2017		$340,000	$342,072
0.875%	09/15/2016- 04/15/2017		13,070,000	13,144,448
0.750%	01/15/2017		3,240,000	3,245,696
0.625%	12/15/2016- 02/15/2017		11,760,000	11,752,932
0.500%	06/15/2016	‡‡	7,825,000	7,835,391
0.375%	04/30/2016		14,270,000	14,266,661

				50,587,200

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $50,522,476)				50,587,200

GOVERNMENT RELATED OBLIGATIONS—1.7%
U.S. Government Agencies—0.5%
Federal Home Loan Mortgage Corp., Series 1
1.000%	07/28/2017		1,300,000	1,301,389
National Credit Union Administration Guaranteed Notes, Series A2
1.400%	06/12/2015		180,000	182,032

				1,483,421

Non-U.S. Government Agencies—0.3%
IPIC GMTN Ltd. (Cayman Islands)
3.125%	11/15/2015	^	250,000	258,360
Korea Expressway Corp. (Korea, Republic of)
1.625%	04/28/2017	^	300,000	300,062
Petroleos Mexicanos (Mexico)
2.248%	07/18/2018	#	410,000	426,679

				985,101

Sovereign Debt—0.5%
Instituto de Credito Oficial (Spain)
1.125%	04/01/2016	^	710,000	712,566
Mexico Government International Bond (Mexico)
5.625%	01/15/2017		500,000	556,250
Panama Government International Bond (Panama)
7.250%	03/15/2015		23,000	24,092

				1,292,908

U.S. Municipal Bonds—0.4%
Florida Hurricane Catastrophe Fund Finance Corp. Revenue Bonds, Series A (Florida)
1.298%	07/01/2016		330,000	333,548
Missouri Higher Education Loan Authority, Series 2012-1, Class A1 (Missouri)
0.980%	01/26/2026	#	504,207	504,620
South Carolina State Public Service Authority, Series D (South Carolina)
1.026%	06/01/2015	#	260,000	260,655

				1,098,823

TOTAL GOVERNMENT RELATED OBLIGATIONS
(Cost $4,819,787)				4,860,253

Coupon Rate	Maturity Date		Face	Value
ASSET-BACKED SECURITIES—3.9%
Automobiles—2.5%
Ally Master Owner Trust Series 2013-2, Class A
0.602%	04/15/2018	#	$600,000	$601,331
Ally Master Owner Trust Series 2013-1, Class A1
0.602%	02/15/2018	#	500,000	501,009
Capital Auto Receivables Asset Trust Series 2013-1, Class C
1.740%	10/22/2018		120,000	120,288
Capital Auto Receivables Asset Trust Series 2013-1, Class B
1.290%	04/20/2018		120,000	120,485
Chrysler Capital Auto Receivables Trust Series 2014-AA, Class A3
0.830%	09/17/2018	^	865,000	867,112
Enterprise Fleet Financing LLC Series 2012-1, Class A2
1.140%	11/20/2017	^	325,739	326,400
Hyundai Auto Lease Securitization Trust Series 2014-A, Class A3
0.750%	04/17/2017	^	1,870,000	1,872,840
Nissan Master Owner Trust Receivables Series 2013-A, Class A
0.452%	02/15/2018	#	1,250,000	1,251,076
Porsche Financial Auto Securitization Trust Series 2014-1, Class A3
0.670%	01/23/2018	^	1,590,000	1,593,218

				7,253,759

Credit Card—0.5%
Discover Card Execution Note Trust Series 2012-A1, Class A1
0.810%	08/15/2017		600,000	601,795
GE Capital Credit Card Master Note Trust Series 2012-1, Class A
1.030%	01/15/2018		750,000	752,318

				1,354,113

Other—0.6%
American Homes 4 Rent Series 2014-SFR1, Class A
1.250%	06/17/2031	#^	300,000	300,684
CenterPoint Energy Transition Bond Co. IV LLC Series 2012-1, Class A1
0.901%	04/15/2018		575,425	576,582
Colony American Homes Series 2014-1A, Class A
1.400%	05/17/2031	#^	309,049	311,310
Colony American Homes Single-Family Rental Pass-Through Certificates Series 2014-2A, Class A
1.100%	07/17/2031	#^	480,000	480,595
GreatAmerica Leasing Receivables Funding LLC Series 2013-1, Class C
1.830%	06/17/2019	^	100,000	100,397
MMAF Equipment Finance LLC Series 2011-AA, Class A3
1.270%	09/15/2015	^	93,853	93,941

				1,863,509

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2014 (Unaudited)

Vantagepoint Discovery Fund

Coupon Rate	Maturity Date		Face	Value
ASSET-BACKED SECURITIES—(Continued)
Student Loan—0.3%
National Credit Union Administration Guaranteed Notes Series 2010-A1, Class A
0.501%	12/07/2020	#	$649,681	$650,369
Nelnet Student Loan Trust Series 2014-2A, Class A1
0.432%	06/25/2021	#^	306,222	306,486

				956,855

TOTAL ASSET-BACKED SECURITIES
(Cost $11,403,822)				11,428,236

			Shares	Value
WARRANTS—0.0%
Food Products—0.0%
Kulim Malaysia Berhad (Malaysia), Expires 02/27/2016, Strike MYR 3.85 (Cost $—)		*	60,350	17,291

MONEY MARKET FUNDS—9.0%
Institutional Money Market Funds—9.0%
Dreyfus Institutional Cash Advantage Fund, 0.06%		††¥	3,500,000	3,500,000
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class, 0.09%			¥5,850,428	5,850,428
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class, 0.09%		††¥	1,974,319	1,974,319
Fidelity Institutional Money Market: Prime Money Market Portfolio—Institutional Class, 0.06%		††¥	4,200,000	4,200,000
Short-Term Investments Trust Liquid Assets Portfolio—Institutional Class, 0.06%		††¥	3,500,000	3,500,000
Wells Fargo Advantage Cash Investment Money Market Fund—Select Class, 0.07%		††¥	3,500,000	3,500,000
Wells Fargo Advantage Heritage Money Market Fund—Select Class, 0.07%		††¥	3,500,000	3,500,000

TOTAL MONEY MARKET FUNDS
(Cost $26,024,747)				26,024,747

TOTAL INVESTMENTS—106.9%
(Cost $280,833,000)				310,417,894
Other assets less liabilities—(6.9%)				(20,001,229)

NET ASSETS—100.0%				$290,416,665

Notes to the Schedule of Investments:

ADR	American Depositary Receipt
MTN	Medium Term Note
MYR	Malaysian Ringgit
REIT	Real Estate Investment Trust
#	Rate is subject to change. Rate shown reflects current rate.
*	Non-income producing.
^	Securities are not registered under the Securities Act of 1933. These securities may be resold only in transactions exempt from registration, generally to qualified institutional buyers under Securities Act Rule 144A. Such securities are considered illiquid unless deemed liquid by a subadviser under the liquidity procedures adopted by the Board of Directors. The total market value of 144A securities was $24,228,880, which represents 8.3% of Net Assets. The illiquid 144A securities represented 0.7% of Net Assets, and 8.6% of total 144A securities held.
†	Denotes all or a portion of the security on loan.
††	Represents reinvestment of collateral received in conjunction with securities lending.
‡	Security valued at fair value as determined by policies approved by the Board of Directors. (Total Market Value $2,094,360)
‡‡	Security or a portion of the security has been pledged as collateral for futures contracts and/or options contracts.
¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS

June 30, 2014 (Unaudited)

Vantagepoint International Fund		Shares	Value
COMMON STOCKS—97.2%
Australia—4.1%
AMP Ltd.		860,514	$4,301,580
Beach Energy Ltd.		1,563,100	2,474,850
BHP Billiton Ltd.		80,000	2,728,373
Cochlear Ltd.		29,000	1,688,264
CSL Ltd.		127,700	8,016,115
Dexus Property Group REIT		3,417,400	3,576,725
Fortescue Metals Group Ltd.		465,900	1,924,236
GPT Group (The) REIT		1,026,000	3,715,734
Insurance Australia Group Ltd.		531,700	2,928,578
Investa Office Fund REIT		1,117,800	3,584,993
Oil Search Ltd.		127,300	1,161,546
QBE Insurance Group Ltd.		586,238	6,004,416
Stockland REIT		969,800	3,547,006
Suncorp Group Ltd.		198,100	2,529,712
Telstra Corp. Ltd.		464,900	2,283,946
Woodside Petroleum Ltd.		122,000	4,730,110
Woolworths Ltd.		226,900	7,534,560

			62,730,744

Austria—0.2%
OMV AG		42,800	1,933,489
Zumtobel AG		77,200	1,800,796

			3,734,285

Belgium—1.0%
AGFA-Gevaert NV	*	139,500	408,969
Anheuser-Busch InBev NV		92,307	10,606,106
Telenet Group Holding NV	*	37,332	2,127,618
UCB SA		33,921	2,869,790

			16,012,483

Brazil—1.2%
CCR SA		291,900	2,384,610
Cia Brasileira de Distribuicao (Preference) ADR		26,500	1,227,745
Cia Hering		62,900	631,420
Cielo SA		124,780	2,572,405
CPFL Energia SA ADR		120,400	2,191,280
EcoRodovias Infraestrutura e Logistica SA		241,700	1,647,432
Natura Cosmeticos SA		50,500	857,094
Petroleo Brasileiro SA		191,700	1,500,110
Petroleo Brasileiro SA ADR		23,600	369,104
Souza Cruz SA		104,100	1,079,870
Totvs SA		51,100	879,998
Vale SA ADR		18,700	247,401
Vale SA ADR		29,100	384,993
Vale SA (Preference) ADR		269,000	3,201,100

			19,174,562

Canada—2.8%
BCE, Inc.		135,400	6,141,568
Canadian Natural Resources Ltd.		65,000	2,986,692
Canfor Corp.	*	115,100	2,519,785
CI Financial Corp.		92,100	3,025,261
Genworth MI Canada, Inc.		78,400	2,792,732
Gluskin Sheff + Associates, Inc.		105,200	3,139,092
Husky Energy, Inc.		141,500	4,569,692

		Shares	Value
Stantec, Inc.		43,800	$2,712,435
Suncor Energy, Inc.		206,400	8,801,087
Western Forest Products, Inc.		1,068,500	2,233,030
WestJet Airlines Ltd.		97,700	2,398,894
WSP Global, Inc.		71,300	2,525,118

			43,845,386

Chile—0.2%
Enersis SA ADR		162,400	2,736,440

China—2.6%
AAC Technologies Holdings, Inc.		222,000	1,444,789
Baidu, Inc. ADR	*	69,920	13,061,755
China Shenhua Energy Co. Ltd., H Shares	*	1,910,366	5,518,636
CNOOC Ltd.		3,775,000	6,786,190
ENN Energy Holdings Ltd.		166,000	1,191,998
Hengan International Group Co. Ltd.		287,500	3,027,542
Mindray Medical International Ltd. ADR		78,900	2,485,350
Mindray Medical International Ltd. ADR		5,200	163,800
Tencent Holdings Ltd.		379,300	5,770,309

			39,450,369

Denmark—1.7%
A.P. Moller-Maersk A/S, Class A		1,342	3,158,492
Chr Hansen Holding A/S		63,510	2,674,593
Coloplast A/S, Class B		53,647	4,854,257
ISS A/S	*	34,019	1,214,909
Novo Nordisk A/S, Class B		206,766	9,542,864
Rockwool International A/S, Class B		8,450	1,558,879
Vestas Wind Systems A/S	*	67,701	3,416,100

			26,420,094

Faroe Islands—0.2%
Bakkafrost P/F		134,700	2,623,469

Finland—0.5%
Huhtamaki Oyj		113,800	2,974,307
Kone Oyj, Class B	†	125,500	5,232,855

			8,207,162

France—7.5%
Air Liquide SA		43,230	5,841,620
Carrefour SA	†	33,636	1,240,301
Cie de Saint-Gobain		189,025	10,665,211
Danone SA	†	71,377	5,307,484
Essilor International SA		51,100	5,415,373
Etablissements Maurel et Prom	*	147,800	2,533,583
Eurazeo SA		42,200	3,511,624
L’Oreal SA	†	43,065	7,414,892
LVMH Moet Hennessy Louis Vuitton SA		25,575	4,935,178
Orange SA		692,462	10,956,355
Pernod Ricard SA	†	22,895	2,750,160
Plastic Omnium SA		95,600	2,998,585
Publicis Groupe SA		15,690	1,329,828
Rallye SA		58,400	3,186,276

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2014 (Unaudited)

Vantagepoint International Fund		Shares	Value
COMMON STOCKS—(Continued)
Sanofi		126,244	$13,418,418
Schneider Electric SE		63,057	5,945,859
Technip SA	†	15,300	1,671,699
Total SA		241,347	17,461,382
Valeo SA		28,100	3,770,307
Zodiac Aerospace		143,520	4,859,214

			115,213,349

Germany—7.1%
adidas AG		46,900	4,742,349
BASF SE		28,185	3,278,581
Bayer AG (Registered)		100,167	14,130,880
Beiersdorf AG		40,215	3,886,575
Continental AG		17,535	4,054,281
Daimler AG (Registered)		94,737	8,849,818
Deutsche Post AG (Registered)		202,681	7,315,752
Deutsche Telekom AG (Registered)	†	743,741	13,044,481
Duerr AG		38,500	3,408,635
Krones AG		34,776	3,445,167
Linde AG		48,805	10,370,870
Merck KGaA		31,000	2,688,218
MTU Aero Engines AG		35,186	3,231,404
RWE AG		167,112	7,167,122
SAP AG		167,349	12,895,029
Siemens AG (Registered)		25,026	3,304,286
Volkswagen AG	†	15,563	4,013,831

			109,827,279

Hong Kong—4.3%
AIA Group Ltd.		2,932,400	14,734,178
ASM Pacific Technology Ltd.		105,500	1,152,888
Beijing Enterprises Holdings Ltd.		746,000	7,061,553
Belle International Holdings Ltd.	†	2,410,837	2,675,299
Cheung Kong Holdings Ltd.		190,000	3,370,914
China Mobile Ltd.		959,734	9,321,648
China Resources Land Ltd.		266,000	486,667
China Resources Power Holdings Co. Ltd.		1,190,000	3,383,759
Chow Tai Fook Jewellery Group Ltd.	†	1,218,000	1,861,776
CLP Holdings Ltd.		372,500	3,060,059
Galaxy Entertainment Group Ltd.		564,000	4,507,757
Hang Lung Properties Ltd.		1,566,000	4,829,282
Hong Kong & China Gas Co. Ltd.		2,698,182	5,906,454
Hongkong Land Holdings Ltd.		162,970	1,087,608
Hopewell Holdings Ltd.		331,000	1,153,199
SJM Holdings Ltd.		769,000	1,926,457

			66,519,498

India—0.7%
Axis Bank Ltd. GDR	†	49,263	1,557,692
ICICI Bank Ltd. ADR	*	25,000	1,247,500
Infosys Ltd. ADR		82,300	4,425,271
Larsen & Toubro Ltd. GDR		55,988	1,568,796

		Shares	Value
Tata Motors Ltd. ADR		54,100	$2,113,146

			10,912,405

Indonesia—0.7%
Bank Mandiri Persero Tbk PT		1,907,800	1,562,558
Bank Rakyat Indonesia Persero Tbk PT		3,715,100	3,237,008
Bumitama Agri Ltd.		472,000	456,908
Global Mediacom Tbk PT		4,581,500	821,732
Perusahaan Gas Negara Persero Tbk PT		5,088,100	2,391,334
Semen Indonesia Persero Tbk PT		839,000	1,069,448
Telekomunikasi Indonesia Persero
Tbk PT ADR		28,900	1,203,974

			10,742,962

Ireland—0.9%
Beazley plc		620,100	2,683,556
Covidien plc		69,808	6,295,286
CRH plc (Dublin Exchange)		88,451	2,267,501
Smurfit Kappa Group plc		123,900	2,829,742

			14,076,085

Israel—1.2%
Delek Group Ltd.		10,669	4,413,229
Teva Pharmaceutical Industries Ltd. ADR		256,100	13,424,762
Teva Pharmaceutical Industries Ltd. ADR		6,000	314,520

			18,152,511

Italy—2.3%
ACEA SpA		240,538	3,525,702
Assicurazioni Generali SpA		147,100	3,221,565
Atlantia SpA		126,300	3,598,029
Eni SpA		488,178	13,351,509
Exor SpA	†	86,200	3,536,139
Industria Macchine Automatiche SpA		90,400	4,271,324
Recordati SpA		194,600	3,270,409

			34,774,677

Japan—17.0%
Aeon Mall Co. Ltd.		125,510	3,309,311
Aiful Corp.	*†	859,200	5,546,639
Aisin Seiki Co. Ltd.		59,900	2,384,378
Bridgestone Corp.		68,400	2,395,605
Canon, Inc.	†	364,300	11,906,052
Central Japan Railway Co.		23,800	3,397,408
Chugai Pharmaceutical Co. Ltd.		167,200	4,714,478
Daihatsu Motor Co. Ltd.		122,900	2,187,166
Daikin Industries Ltd.		93,600	5,907,355
Daito Trust Construction Co. Ltd.		83,100	9,771,651
Denso Corp.		97,100	4,638,524
FANUC Corp.		29,700	5,128,830
FUJIFILM Holdings Corp.		105,400	2,941,777
Honda Motor Co. Ltd.		236,000	8,235,165
IHI Corp.		1,211,000	5,644,981

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2014 (Unaudited)

Vantagepoint International Fund		Shares	Value
COMMON STOCKS—(Continued)
INPEX Corp.		392,000	$5,963,183
JX Holdings, Inc.		203,700	1,090,045
Kao Corp.		322,900	12,717,013
KDDI Corp.		107,400	6,552,859
Keyence Corp.		13,892	6,074,801
Komatsu Ltd.		243,700	5,657,078
Komori Corp.		235,700	3,003,344
Kuroda Electric Co. Ltd.		179,800	2,774,266
Kyowa Exeo Corp.		189,200	2,696,789
Lintec Corp.		110,400	2,220,846
LIXIL Group Corp.		104,600	2,831,097
Medipal Holdings Corp.		204,900	2,905,034
Mitsubishi Corp.		108,300	2,254,202
MS&AD Insurance Group Holdings, Inc.		103,200	2,494,225
NGK Insulators Ltd.		292,000	6,628,630
Nippon Telegraph & Telephone Corp.		65,727	4,096,624
NKSJ Holdings, Inc.		98,600	2,656,789
NTT DOCOMO, Inc.		528,700	9,025,336
Olympus Corp.	*	179,700	6,182,822
Ono Pharmaceutical Co. Ltd.		29,500	2,591,849
Otsuka Holdings Co. Ltd.		106,700	3,308,781
Paltac Corp.		178,300	2,511,696
Seiko Epson Corp.		135,600	5,768,993
Seven & I Holdings Co. Ltd.		285,500	12,033,775
Shimamura Co. Ltd.		54,700	5,384,319
Shin-Etsu Chemical Co. Ltd.		91,300	5,551,793
Showa Corp.		191,400	2,331,835
SoftBank Corp.		22,955	1,710,675
T&D Holdings, Inc.		221,500	3,012,745
Takeda Pharmaceutical Co. Ltd.		252,500	11,719,219
Tokai Rika Co. Ltd.		119,200	2,394,593
Tokio Marine Holdings, Inc.		542,900	17,868,876
Tokyo Electron Ltd.		75,100	5,118,390
Tokyo Gas Co. Ltd.		415,000	2,424,144
Toyoda Gosei Co. Ltd.		124,200	2,581,752
Toyota Motor Corp.		117,000	7,005,096
Warabeya Nichiyo Co. Ltd.		135,500	2,742,196

			261,995,030

Kazakhstan—0.1%
KazMunaiGas Exploration Production JSC GDR		87,138	1,387,842

Korea, Republic of—2.5%
Dongbu Insurance Co. Ltd.		45,344	2,329,763
Hankook Tire Worldwide Co. Ltd.		172,940	3,836,106
Hanwha Corp.		152,100	3,884,237
Hyundai Marine & Fire Insurance Co. Ltd.		71,640	2,043,060
Hyundai Mobis		17,788	4,995,637
Hyundai Motor Co.		8,297	1,881,102
Korea Gas Corp.	*	28,190	1,539,749
LG Display Co. Ltd.	*	104,350	3,285,009
LG Electronics, Inc.		49,390	3,627,413
LG Household & Health Care Ltd.		2,000	900,309
NAVER Corp.		1,910	1,573,773
Orion Corp.		875	801,672
Samsung Electronics Co. Ltd.		3,217	4,201,240

		Shares	Value
Samsung Electronics Co. Ltd. GDR		1,400	$903,768
SK Holdings Co. Ltd.		12,150	2,192,547

			37,995,385

Luxembourg—0.1%
Millicom International Cellular SA SDR		10,000	915,382
Tenaris SA ADR		23,100	1,089,165

			2,004,547

Macau—0.9%
MGM China Holdings Ltd.		735,200	2,549,766
Sands China Ltd.		1,064,400	8,033,758
Wynn Macau Ltd.		698,800	2,736,969

			13,320,493

Malaysia—0.5%
AMMB Holdings Bhd		1,425,500	3,161,502
Genting Malaysia Bhd		1,211,000	1,584,166
Guinness Anchor Bhd		164,700	673,792
Tenaga Nasional Bhd		159,900	607,463
Top Glove Corp. Bhd		632,400	900,058

			6,926,981

Mexico—1.2%
America Movil SAB de CV, Series L ADR		90,800	1,884,100
Coca-Cola Femsa SAB de CV ADR		8,700	988,494
Fibra Uno Administracion SA de CV REIT		1,225,600	4,276,634
Grupo Financiero Santander
Mexico SAB de CV, Class B ADR		140,400	1,864,512
Grupo Financiero Santander Mexico SAB de CV, Class B ADR		16,500	219,120
Grupo Televisa SAB ADR		190,319	6,529,845
Kimberly-Clark de Mexico SAB de CV, Class A		309,700	866,783
Wal-Mart de Mexico SAB de CV, Series V		383,600	1,026,008

			17,655,496

Netherlands—4.3%
Aegon NV		388,400	3,388,189
ASML Holding NV		74,601	6,957,391
Koninklijke Ahold NV		672,399	12,608,218
Reed Elsevier NV		428,174	9,832,263
Royal Dutch Shell plc, Class A		79,200	3,272,761
Royal Dutch Shell plc, Class A	†	365,057	15,073,234
Royal Dutch Shell plc, Class B		71,700	3,116,090
Unilever NV CVA		142,977	6,258,543
Wereldhave NV REIT		38,300	3,563,266
Ziggo NV		60,531	2,799,347

			66,869,302

New Zealand—0.4%
Air New Zealand Ltd.		1,791,900	3,262,699
Sky Network Television Ltd.		590,700	3,552,494

			6,815,193

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2014 (Unaudited)

Vantagepoint International Fund		Shares	Value
COMMON STOCKS—(Continued)
Norway—0.3%
Statoil ASA		98,400	$3,024,703
TGS Nopec Geophysical Co. ASA		61,000	1,947,618

			4,972,321

Peru—0.1%
Credicorp Ltd.		13,456	2,092,004

Philippines—0.2%
Jollibee Foods Corp.		103,490	417,336
Philippine Long Distance Telephone Co. ADR		45,600	3,072,528

			3,489,864

Russia—0.3%
Gazprom OAO ADR	*	317,579	2,761,108
Sberbank of Russia ADR		168,721	1,715,893
Sberbank of Russia ADR		59,222	602,288

			5,079,289

Singapore—1.6%
Boustead Singapore Ltd.		1,316,900	1,990,499
DBS Group Holdings Ltd.		394,605	5,307,317
Singapore Telecommunications Ltd.		2,642,000	8,165,617
United Overseas Bank Ltd.		504,327	9,119,612

			24,583,045

South Africa—0.2%
Bidvest Group Ltd.		82,960	2,204,784
Shoprite Holdings Ltd.		39,900	578,126
Woolworths Holdings Ltd.		103,351	759,707

			3,542,617

Spain—2.5%
Gamesa Corp. Tecnologica SA	*	172,100	2,146,520
Grifols SA		32,149	1,756,620
Grifols SA ADR		21,605	951,700
Grifols SA, Class B		2,427	105,919
Iberdrola SA		1,941,486	14,851,474
Inditex SA		32,600	5,017,299
Telefonica SA		808,945	13,887,852

			38,717,384

Sweden—1.2%
Electrolux AB, Series B		57,028	1,439,198
Hennes & Mauritz AB, Class B		130,300	5,688,877
Hexpol AB		38,900	3,531,600
Investor AB, Class A		82,500	3,010,457
Svenska Cellulosa AB SCA, Class B		91,900	2,393,434
Volvo AB, Class B		154,453	2,126,296

			18,189,862

Switzerland—8.3%
ABB Ltd. (Registered)	*	596,573	13,727,347
Actelion Ltd. (Registered)	*	25,614	3,241,957
Ascom Holding AG (Registered)		147,617	2,503,620
Geberit AG (Registered)		10,099	3,542,666

		Shares	Value
Holcim Ltd. (Registered)	*	310	$27,230
Lindt & Spruengli AG
(Participation Certificates)		655	3,333,599
Lonza Group AG (Registered)	*	21,715	2,361,475
Nestle SA (Registered)		347,146	26,899,286
Novartis AG (Registered)		229,737	20,804,612
Roche Holding AG (Genusschein)		44,011	13,113,381
SGS SA (Registered)		2,150	5,144,789
Swatch Group AG (The) (Bearer)		10,074	6,074,292
Swiss Life Holding AG (Registered)	*	15,755	3,734,593
Syngenta AG (Registered)		14,213	5,250,982
Temenos Group AG (Registered)	*	60,361	2,350,055
UBS AG (Registered)	*	169,875	3,114,576
Zurich Insurance Group AG	*	41,426	12,476,944

			127,701,404

Taiwan—1.0%
Asustek Computer, Inc.		135,000	1,508,752
Taiwan Mobile Co. Ltd.		777,000	2,404,461
Taiwan Semiconductor Manufacturing Co. Ltd.		1,057,000	4,472,744
Taiwan Semiconductor Manufacturing Co. Ltd. ADR		330,100	7,060,839

			15,446,796

Thailand—0.3%
BEC World PCL	‡	475,600	714,140
PTT Exploration & Production PCL	‡	183,200	945,585
PTT PCL	‡	334,900	$3,283,768

			4,943,493

Turkey—0.3%
Tupras Turkiye Petrol Rafinerileri AS		122,736	2,863,464
Turk Telekomunikasyon AS		801,979	2,317,455

			5,180,919

United Arab Emirates—0.2%
Dragon Oil plc		235,400	2,471,830

United Kingdom—13.9%
3i Group plc		395,600	2,718,762
Babcock International Group plc		111,600	2,218,264
BG Group plc		274,400	5,790,218
BHP Billiton plc		106,000	3,445,955
BP plc		1,992,533	17,546,096
British American Tobacco plc		16,600	987,738
British Sky Broadcasting Group plc		205,500	3,178,132
BT Group plc		474,380	3,117,182
Centrica plc		949,266	5,072,522
Compass Group plc		323,000	5,615,820
Croda International plc		77,785	2,929,471
Diageo plc		8,474	269,889
EnQuest plc	*	981,000	2,369,531
GlaxoSmithKline plc		488,872	13,016,314

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2014 (Unaudited)

Vantagepoint International Fund		Shares	Value
COMMON STOCKS—(Continued)
Hammerson plc REIT		265,100	$2,630,528
Home Retail Group plc		1,094,800	3,308,014
HSBC Holdings plc (London Exchange)		506,709	5,140,602
Imperial Tobacco Group plc		90,078	4,052,435
InterContinental Hotels Group plc		68,533	2,835,304
Johnson Matthey plc		75,358	3,995,893
Liberty Global plc, Series A	*†	58,666	2,594,211
Liberty Global plc, Series C	*	102,491	4,336,394
Lloyds Banking Group plc	*	2,687,000	3,415,376
Mondi plc		120,900	2,194,928
National Grid plc		935,160	13,463,322
Next plc		21,600	2,391,187
Pace plc		677,299	4,113,676
Prudential plc		112,598	2,579,784
Reckitt Benckiser Group plc		92,000	8,021,955
Rolls-Royce Holdings plc	*	583,647	10,663,662
Royal Mail plc	*	31,169	265,994
SABMiller plc		60,629	3,515,597
SABMiller plc		228,675	13,252,861
Saga plc	*	301,612	896,861
Schroders plc (Non-Voting Shares)		67,100	2,211,003
Smith & Nephew plc		227,427	4,024,999
Standard Chartered plc (Hong Kong Exchange)		41,154	837,128
Standard Chartered plc (London Exchange)		255,098	5,214,225
Tesco plc		2,697,752	13,111,576
Unilever plc		315,138	14,285,045
Vodafone Group plc		1,668,260	5,575,793
Whitbread plc		46,000	3,470,266
WPP plc		201,919	4,400,195

			215,074,708

United States—0.6%
Flextronics International Ltd.	*	219,100	2,425,437
Nielsen NV		19,442	941,187
Schlumberger Ltd.		21,620	2,550,079
Yum! Brands, Inc.		47,900	3,889,480
Yum! Brands, Inc.		1,500	121,800

			9,927,983

TOTAL COMMON STOCKS
(Cost $1,236,168,936)			1,501,537,548

PREFERRED STOCKS—0.6%
Germany—0.6%
Draegerwerk AG & Co. KGaA	†	16,123	1,732,910
Henkel AG & Co. KGaA		63,163	7,297,369

			9,030,279

United Kingdom—0.0%
Rolls-Royce Holdings plc	*‡	77,538,698	132,700

TOTAL PREFERRED STOCKS
(Cost $7,551,320)			9,162,979

		Shares	Value
MONEY MARKET FUNDS—3.9%
Institutional Money Market Funds—3.9%
Dreyfus Institutional Cash Advantage Fund, 0.06%	††¥	6,200,000	$6,200,000
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class, 0.09%		¥22,763,742	22,763,742
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class, 0.09%	††¥	6,947,452	6,947,452
Fidelity Institutional Money Market: Prime Money Market Portfolio—Institutional Class, 0.06%	††¥	6,200,000	6,200,000
Short-Term Investments Trust Liquid Assets Portfolio—Institutional Class, 0.06%	††¥	6,200,000	6,200,000
Wells Fargo Advantage Cash Investment Money Market Fund—Select Class, 0.07%	††¥	6,200,000	6,200,000
Wells Fargo Advantage Heritage Money Market Fund—Select Class, 0.07%	††¥	6,200,000	6,200,000

TOTAL MONEY MARKET FUNDS
(Cost $60,711,194)			60,711,194

TOTAL INVESTMENTS—101.7%
(Cost $1,304,431,450)			1,571,411,721
Other assets less liabilities—(1.7%)			(26,675,581)

NET ASSETS—100.0%			$1,544,736,140

Notes to the Schedule of Investments:

ADR	American Depositary Receipt
CVA	Dutch Certificate of Shares
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust
SDR	Swedish Depository Receipt
*	Non-income producing.
†	Denotes all or a portion of the security on loan.
‡	Security valued at fair value as determined by policies approved by the Board of Directors. (Total Market Value $5,076,193)
††	Represents reinvestment of collateral received in conjunction with securities lending.
¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2014 (Unaudited)

Vantagepoint International Fund
Percentage of Portfolio by Industry:

COMMON STOCKS
Oil, Gas & Consumable Fuels	9.7%
Pharmaceuticals	8.3%
Insurance	5.8%
Diversified Telecommunication Services	4.4%
Food Products	4.1%
Food & Staples Retailing	3.4%
Chemicals	3.2%
Banks	3.0%
Machinery	2.9%
Media	2.6%
Wireless Telecommunication Services	2.6%
Hotels, Restaurants & Leisure	2.4%
Automobiles	2.2%
Beverages	2.1%
Health Care Equipment & Supplies	2.1%
Auto Components	2.1%
Multi-Utilities	1.9%
Semiconductors & Semiconductor Equipment	1.9%
Electrical Equipment	1.8%
Personal Products	1.8%
Building Products	1.6%
Real Estate Investment Trusts (REITs)	1.6%
Electric Utilities	1.5%
Real Estate Management & Development	1.5%
Specialty Retail	1.4%
Internet Software & Services	1.3%
Aerospace & Defense	1.2%
Technology Hardware, Storage & Peripherals	1.2%
Textiles, Apparel & Luxury Goods	1.0%
Software	1.0%
Electronic Equipment, Instruments & Components	1.0%
Industrial Conglomerates	1.0%
Biotechnology	0.9%
Diversified Financial Services	0.9%
Capital Markets	0.9%
Gas Utilities	0.9%
Metals & Mining	0.8%
Household Products	0.8%
Professional Services	0.6%
Energy Equipment & Services	0.6%
Paper & Forest Products	0.5%
Transportation Infrastructure	0.5%
Air Freight & Logistics	0.5%
IT Services	0.5%
Containers & Packaging	0.4%
Airlines	0.4%
Consumer Finance	0.4%
Communications Equipment	0.4%
Tobacco	0.4%
Construction & Engineering	0.4%
Trading Companies & Distributors	0.3%
Household Durables	0.3%
Marine	0.2%
Road & Rail	0.2%
Life Sciences Tools & Services	0.2%
Health Care Providers & Services	0.2%
Independent Power and Renewable Electricity
Producers	0.2%
Construction Materials	0.2%

Commercial Services & Supplies	0.2%
Multiline Retail	0.2%
Internet & Catalog Retail	0.2%
Distributors	0.2%
Thrifts & Mortgage Finance	0.2%
Health Care Technology	0.0%

TOTAL COMMON STOCKS	97.2%

PREFERRED STOCKS
Household Products	0.5%
Health Care Equipment & Supplies	0.1%
Aerospace & Defense	0.0%

TOTAL PREFERRED STOCKS	0.6%

MONEY MARKET FUNDS
Institutional Money Market Funds	3.9%

TOTAL INVESTMENTS	101.7%
Other assets less liabilities	(1 .7)%

TOTAL NET ASSETS	100.0%

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS

June 30, 2014 (Unaudited)

Vantagepoint Diversifying Strategies Fund	Shares	Value
COMMON STOCKS—4.9%
Real Estate Investment Trusts (REITs)—4.9%
Acadia Realty Trust REIT	6,000	$168,540
Alexandria Real Estate Equities, Inc. REIT	7,554	586,493
American Campus Communities, Inc. REIT	11,200	428,288
American Homes 4 Rent, Class A REIT	4,800	85,248
Apartment Investment & Management Co., Class A REIT	15,300	493,731
Ashford Hospitality Prime, Inc. REIT	2,200	37,752
Ashford Hospitality Trust, Inc. REIT	7,900	91,166
Associated Estates Realty Corp. REIT	5,900	106,318
AvalonBay Communities, Inc. REIT	12,836	1,825,151
BioMed Realty Trust, Inc. REIT	19,500	425,685
BioMed Realty Trust, Inc. REIT	700	15,281
Boston Properties, Inc. REIT	16,167	1,910,616
Brandywine Realty Trust REIT	16,600	258,960
Brixmor Property Group, Inc. REIT	4,300	98,685
Camden Property Trust REIT	8,954	637,077
CBL & Associates Properties, Inc. REIT	18,253	346,807
Cedar Realty Trust, Inc. REIT	7,000	43,750
Columbia Property Trust, Inc. REIT	13,400	348,534
CommonWealth REIT REIT	11,700	307,944
Corporate Office Properties Trust REIT	9,200	255,852
Cousins Properties, Inc. REIT	19,400	241,530
CubeSmart REIT	14,100	258,312
DCT Industrial Trust, Inc. REIT	34,500	283,245
DDR Corp. REIT	30,600	539,478
DiamondRock Hospitality Co. REIT	20,600	264,092
Digital Realty Trust, Inc. REIT	14,250	831,060
Douglas Emmett, Inc. REIT	13,900	392,258
Duke Realty Corp. REIT	34,590	628,154
DuPont Fabros Technology, Inc. REIT	6,700	180,632
EastGroup Properties, Inc. REIT	3,300	211,959
Education Realty Trust, Inc. REIT	11,800	126,732
Equity Lifestyle Properties, Inc. REIT	8,300	366,528
Equity One, Inc. REIT	6,500	153,335
Equity Residential REIT	35,400	2,230,200
Essex Property Trust, Inc. REIT	6,636	1,227,063
Extra Space Storage, Inc. REIT	11,549	614,984
Federal Realty Investment Trust REIT	7,100	858,532
FelCor Lodging Trust, Inc. REIT	11,400	119,814
First Industrial Realty Trust, Inc. REIT	10,300	194,052
First Potomac Realty Trust REIT	6,100	80,032
Franklin Street Properties Corp. REIT	9,000	113,220
General Growth Properties, Inc. REIT	54,800	1,291,088
Glimcher Realty Trust REIT	15,000	162,450
HCP, Inc. REIT	48,300	1,998,654
Health Care REIT, Inc. REIT	32,127	2,013,399
Healthcare Realty Trust, Inc. REIT	10,100	256,742
Hersha Hospitality Trust REIT	19,900	133,529
Highwoods Properties, Inc. REIT	9,638	404,314
Home Properties, Inc. REIT	6,100	390,156
Hospitality Properties Trust REIT	15,700	477,280
Host Hotels & Resorts, Inc. REIT	79,774	1,755,826
Inland Real Estate Corp. REIT	8,600	91,418
Kilroy Realty Corp. REIT	8,600	535,608
Kimco Realty Corp. REIT	43,150	991,587

	Shares	Value
Kite Realty Group Trust REIT	13,500	$82,890
LaSalle Hotel Properties REIT	10,953	386,531
Liberty Property Trust REIT	15,573	590,684
LTC Properties, Inc. REIT	3,600	140,544
Macerich Co. (The) REIT	14,800	987,900
Mack-Cali Realty Corp. REIT	9,300	199,764
Mid-America Apartment Communities, Inc. REIT	7,864	574,465
Parkway Properties, Inc. REIT	7,500	154,875
Pebblebrook Hotel Trust REIT	6,700	247,632
Pennsylvania Real Estate Investment Trust REIT	7,100	133,622
Piedmont Office Realty Trust, Inc., Class A REIT	16,200	306,828
Post Properties, Inc. REIT	5,840	312,206
Prologis, Inc. REIT	52,700	2,165,443
PS Business Parks, Inc. REIT	2,100	175,329
Public Storage REIT	15,263	2,615,315
Ramco-Gershenson Properties Trust REIT	7,200	119,664
Regency Centers Corp. REIT	9,692	539,651
Rouse Properties, Inc. REIT	3,600	61,596
Saul Centers, Inc. REIT	1,300	63,180
Senior Housing Properties Trust REIT	21,600	524,664
Silver Bay Realty Trust Corp. REIT	3,800	62,016
Simon Property Group, Inc. REIT	32,765	5,448,164
SL Green Realty Corp. REIT	10,025	1,096,835
Sovran Self Storage, Inc. REIT	3,500	270,375
Strategic Hotels & Resorts, Inc. REIT *	25,400	297,434
Sun Communities, Inc. REIT	4,000	199,360
Sunstone Hotel Investors, Inc. REIT	19,300	288,149
Tanger Factory Outlet Centers, Inc. REIT	10,236	357,953
Taubman Centers, Inc. REIT	6,651	504,212
UDR, Inc. REIT	26,400	755,832
Universal Health Realty Income Trust REIT	1,300	56,524
Ventas, Inc. REIT	31,000	1,987,100
Vornado Realty Trust REIT	18,417	1,965,647
Washington Prime Group, Inc. REIT *	16,683	312,630
Washington Real Estate Investment Trust REIT	6,900	179,262
Weingarten Realty Investors REIT	12,000	394,080

TOTAL COMMON STOCKS
(Cost $51,985,145)		53,447,497

CONVERTIBLE PREFERRED STOCKS—1.8%
Diversified Telecommunication Services—0.2%
Iridium Communications, Inc., Perpetual 7.000% *^	16,500	1,833,562
Iridium Communications, Inc., Perpetual, Series B 6.750% *	3,280	1,082,859

		2,916,421

Health Care Providers & Services—0.1%
Amsurg Corp., Series A-1 5.250% *	11,600	1,168,120

Oil, Gas & Consumable Fuels—1.2%
Chesapeake Energy Corp., Perpetual 5.750% *^	2,776	3,560,220

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2014 (Unaudited)

Vantagepoint Diversifying Strategies Fund			Shares	Value
CONVERTIBLE PREFERRED STOCKS—(Continued)
Goodrich Petroleum Corp., Perpetual, Series B 5.375%		*	48,200	$2,588,340
Halcon Resources Corp., Perpetual, Series A 5.750%		*	2,100	2,548,350
Penn Virginia Corp., Perpetual, Series B 6.000%		*^	16,152	1,931,941
SandRidge Energy, Inc., Perpetual
7.000%		*	7,200	797,850
SandRidge Energy, Inc., Perpetual
8.500%		*	10,600	1,197,800

				12,624,501

Real Estate Investment Trusts (REITs)—0.3%
Crown Castle International Corp., Series A 4.500%			30,775	3,136,588

TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $16,568,125)				19,845,630

Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—30.9%
Aerospace & Defense—0.1%
L-3 Communications Corp.
1.500%	05/28/2017		$830,000	831,724
TransDigm, Inc.
6.500%	07/15/2024	^	400,000	417,000

				1,248,724

Auto Components—0.0%
Johnson Controls, Inc.
1.400%	11/02/2017		300,000	300,034

Automobiles—0.9%
Chrysler Group LLC/CG Co.-Issuer, Inc.
8.000%	06/15/2019	§	1,310,000	1,429,537
Daimler Finance North America LLC
1.250%	01/11/2016	^	740,000	746,732
0.905%	08/01/2016	#^	580,000	585,591
Hyundai Capital America
2.125%	10/02/2017	^	465,000	472,445
1.625%	10/02/2015	^	1,010,000	1,019,462
1.450%	02/06/2017	^	1,340,000	1,345,901
Nissan Motor Acceptance Corp.
1.000%	03/15/2016	^	1,920,000	1,925,196
Volkswagen Group of America Finance LLC
1.250%	05/23/2017	^	2,360,000	2,363,335

				9,888,199

Banks—8.6%
ABN AMRO Bank NV (Netherlands)
1.028%	10/28/2016	#^	2,580,000	2,604,574
ANZ New Zealand Int’l Ltd. (New Zealand)
1.400%	04/27/2017	^	370,000	370,961
1.125%	03/24/2016	^	1,220,000	1,227,427
0.748%	04/27/2017	#^	440,000	441,286
Australia & New Zealand Banking Group Ltd. (Australia)
0.784%	05/15/2018	#§	2,570,000	2,588,262

Coupon Rate	Maturity Date		Face	Value
Banco do Nordeste do Brasil SA (Brazil)
3.625%	11/09/2015	^	$1,320,000	$1,359,600
Banco Santander Chile (Chile)
1.126%	04/11/2017	#^	900,000	900,612
Bancolombia SA (Colombia)
4.250%	01/12/2016	§	300,000	314,625
Bank of America Corp.
4.500%	04/01/2015		600,000	618,012
3.700%	09/01/2015		1,370,000	1,416,744
1.500%	10/09/2015		360,000	363,429
Bank of America Corp. MTN
1.300%	03/22/2018	#§	1,700,000	1,723,450
1.250%	01/11/2016	§	570,000	574,492
1.050%	03/22/2016	#	840,000	846,617
Bank of America Corp., Series 1
3.750%	07/12/2016	§	385,000	405,203
Bank of Ireland MTN (Ireland)
2.750%	06/05/2016	EUR	1,000,000	1,398,518
Bank of Montreal MTN (Canada)
0.829%	04/09/2018	#§	850,000	856,487
Bank of Tokyo-Mitsubishi UFJ Ltd. (The) (Japan)
1.200%	03/10/2017	^	600,000	599,747
0.677%	02/26/2016	#^	1,000,000	1,002,772
0.640%	03/10/2017	#^	490,000	490,201
Banque Federative du Credit Mutuel SA (France)
1.078%	10/28/2016	#^	2,730,000	2,750,390
Barclays Bank plc (United Kingdom)
3.900%	04/07/2015	§	925,000	949,600
0.806%	02/17/2017	#§	1,830,000	1,836,905
BB&T Corp. MTN
1.600%	08/15/2017	§	480,000	484,744
0.885%	02/01/2019	#§	1,940,000	1,955,283
BBVA Banco Continental SA (Peru)
2.250%	07/29/2016	^	770,000	779,625
BNP Paribas SA (France)
0.820%	12/12/2016	#§	2,860,000	2,870,814
BNP Paribas SA MTN (France)
3.600%	02/23/2016	§	930,000	971,296
Capital One Bank USA NA, Bank Note
1.150%	11/21/2016		570,000	572,565
CBQ Finance Ltd. (Bermuda)
5.000%	11/18/2014	^	750,000	761,250
Citigroup, Inc.
4.450%	01/10/2017	§	675,000	727,418
1.924%	05/15/2018	#§	1,100,000	1,143,653
1.025%	04/01/2016	#§	2,420,000	2,436,410
0.501%	06/09/2016	#	1,030,000	1,021,121
Credit Agricole SA (France)
1.386%	04/15/2016	#^	1,350,000	1,366,637
1.082%	10/03/2016	#^	1,420,000	1,428,698
1.026%	04/15/2019	#^	2,300,000	2,320,284
Discover Bank
2.000%	02/21/2018	§	1,980,000	1,993,533
Fifth Third Bank/Ohio, Bank Note
1.150%	11/18/2016	§	1,100,000	1,104,203
0.736%	11/18/2016	#	300,000	301,410
HBOS plc MTN (United Kingdom)
6.750%	05/21/2018	^	1,070,000	1,234,812
HSBC Bank plc (United Kingdom)
0.864%	05/15/2018	#^	2,500,000	2,525,402
Huntington National Bank (The)
1.350%	08/02/2016		400,000	403,008
Huntington National Bank (The), Bank Note
1.300%	11/20/2016		1,100,000	1,105,431

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2014 (Unaudited)

Vantagepoint Diversifying Strategies Fund

Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
JPMorgan Chase & Co.
5.250%	05/01/2015	§	$1,335,000	$1,386,997
1.129%	01/25/2018	#	1,300,000	1,319,464
0.744%	02/15/2017	#	880,000	883,773
JPMorgan Chase & Co. MTN
1.350%	02/15/2017		510,000	512,140
1.100%	10/15/2015		780,000	783,491
0.847%	02/26/2016	#	870,000	875,278
KeyBank NA
0.717%	11/25/2016	#	380,000	382,037
KeyBank NA, Bank Note
4.950%	09/15/2015		600,000	629,595
1.100%	11/25/2016		610,000	612,655
KeyCorp MTN
3.750%	08/13/2015		630,000	651,892
Lloyds Bank plc (United Kingdom)
2.300%	11/27/2018		420,000	426,877
Macquarie Bank Ltd. (Australia)
3.450%	07/27/2015	^	1,210,000	1,245,249
2.000%	08/15/2016	^	4,000,000	4,074,756
Manufacturers & Traders Trust Co., Bank Note
1.250%	01/30/2017		680,000	682,670
0.531%	03/07/2016	#	800,000	799,050
Mizuho Bank Ltd. (Japan)
1.300%	04/16/2017	^	810,000	811,324
National Australia Bank Ltd. (Australia)
1.300%	06/30/2017	^	2,700,000	2,706,785
Nordea Bank AB (Sweden)
0.875%	05/13/2016	^	1,850,000	1,855,315
PNC Bank NA, Bank Note
1.150%	11/01/2016		750,000	754,294
Regions Financial Corp.
2.000%	05/15/2018		1,150,000	1,147,012
Royal Bank of Scotland Group plc (United Kingdom)
2.550%	09/18/2015	§	2,400,000	2,450,227
1.174%	03/31/2017	#§	2,190,000	2,202,133
Societe Generale SA (France)
1.315%	10/01/2018	#§	2,590,000	2,600,085
Sumitomo Mitsui Banking Corp. (Japan)
0.900%	01/18/2016		1,070,000	1,071,771
0.898%	07/19/2016	#	450,000	453,436
SunTrust Bank
0.517%	08/24/2015	#	450,000	449,591
SunTrust Bank, Bank Note
1.350%	02/15/2017		1,200,000	1,205,960
0.664%	02/15/2017	#	430,000	430,169
Wells Fargo & Co.
1.154%	06/26/2015	#	1,000,000	1,009,017
0.856%	04/23/2018	#	1,040,000	1,049,995
Wells Fargo & Co. MTN
1.150%	06/02/2017	§	1,770,000	1,768,149
Westpac Banking Corp. (Australia)
1.200%	05/19/2017	§	1,850,000	1,852,786

				92,231,484

Beverages—0.6%
Anheuser-Busch InBev Finance, Inc.
0.800%	01/15/2016	§	1,700,000	1,707,808
Coca-Cola Co. (The)
0.325%	11/01/2016	#	840,000	841,270

Coupon Rate	Maturity Date		Face	Value
PepsiCo, Inc.
0.700%	08/13/2015		$1,810,000	$1,815,577
0.437%	02/26/2016	#	980,000	981,404
SABMiller Holdings, Inc.
2.450%	01/15/2017	^	810,000	835,214
0.915%	08/01/2018	#^	550,000	553,656

				6,734,929

Biotechnology—0.3%
Amgen, Inc.
1.875%	11/15/2014		500,000	502,859
1.250%	05/22/2017	§	2,660,000	2,659,497

				3,162,356

Capital Markets—1.8%
Bank of New York Mellon Corp. (The) MTN
0.785%	08/01/2018	#	980,000	986,903
Credit Suisse MTN (Switzerland)
1.375%	05/26/2017	§	1,560,000	1,566,123
Deutsche Bank AG (Germany)
0.834%	02/13/2017	#	250,000	251,325
E*TRADE Financial Corp.
6.000%	11/15/2017	§	585,000	611,325
Goldman Sachs Group, Inc. (The)
5.625%	01/15/2017		1,000,000	1,101,196
3.625%	02/07/2016	§	1,575,000	1,642,226
Goldman Sachs Group, Inc. (The) MTN
1.324%	11/15/2018	#§	3,630,000	3,683,477
Hutchison Whampoa International 12 II Ltd. (Cayman Islands)
2.000%	11/08/2017	^	530,000	536,078
Macquarie Group Ltd. (Australia)
1.225%	01/31/2017	#^	2,080,000	2,083,960
Morgan Stanley
1.477%	02/25/2016	#	1,990,000	2,018,628
Morgan Stanley MTN
1.509%	04/25/2018	#§	3,090,000	3,154,188
Nomura Holdings, Inc. MTN (Japan)
1.680%	09/13/2016	#§	1,510,000	1,535,862
TD Ameritrade Holding Corp.
4.150%	12/01/2014		760,000	771,908

				19,943,199

Chemicals—0.2%
Ashland, Inc.
3.875%	04/15/2018		940,000	971,725
3.000%	03/15/2016		125,000	128,125
Ecolab, Inc.
2.375%	12/08/2014		270,000	272,363
1.000%	08/09/2015		230,000	231,188
Ineos Finance plc (United Kingdom)
8.375%	02/15/2019	^	325,000	356,281

				1,959,682

Commercial Services & Supplies—0.2%
Aramark Services, Inc.
5.750%	03/15/2020	§	720,000	765,000
Covanta Holding Corp.
5.875%	03/01/2024		200,000	207,750
Mobile Mini, Inc.
7.875%	12/01/2020	§	780,000	858,000

				1,830,750

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2014 (Unaudited)

Vantagepoint Diversifying Strategies Fund

Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Communications Equipment—0.2%
Cisco Systems, Inc.
1.100%	03/03/2017		$1,420,000	$1,425,346
0.727%	03/01/2019	#	400,000	403,031
0.507%	03/03/2017	#	900,000	904,173

				2,732,550

Consumer Finance—3.0%
American Express Centurion Bank
0.674%	11/13/2015	#	890,000	894,243
American Express Co.
0.818%	05/22/2018	#§	1,770,000	1,784,930
American Express Credit Corp.
0.737%	07/29/2016	#	1,600,000	1,611,085
American Express Credit Corp. MTN
1.750%	06/12/2015		190,000	192,455
1.125%	06/05/2017		580,000	579,806
American Honda Finance Corp.
1.125%	10/07/2016	§	700,000	704,509
Capital One Financial Corp.
6.150%	09/01/2016		770,000	852,569
2.125%	07/15/2014		790,000	790,532
Caterpillar Financial Services Corp. MTN
1.000%	11/25/2016		200,000	200,950
1.000%	03/03/2017		960,000	961,092
0.467%	02/26/2016	#	800,000	801,842
0.457%	03/03/2017	#	550,000	550,953
Ford Motor Credit Co. LLC
3.875%	01/15/2015		1,860,000	1,893,575
3.000%	06/12/2017	§	1,275,000	1,331,082
1.474%	05/09/2016	#	410,000	416,233
Ford Motor Credit Co. LLC, Series 1
1.060%	03/12/2019	#	410,000	412,731
General Motors Financial Co., Inc.
4.750%	08/15/2017	§	1,130,000	1,204,862
2.750%	05/15/2016		620,000	630,463
Harley-Davidson Financial Services, Inc.
1.150%	09/15/2015	^	915,000	920,091
HSBC USA, Inc.
1.111%	09/24/2018	#§	1,750,000	1,772,941
International Lease Finance Corp.
6.500%	09/01/2014	^	600,000	605,250
3.875%	04/15/2018	§	1,820,000	1,868,912
John Deere Capital Corp.
1.050%	10/11/2016		720,000	723,895
0.518%	10/11/2016	#	360,000	361,426
John Deere Capital Corp. MTN
1.400%	03/15/2017		433,000	439,033
1.125%	06/12/2017		1,440,000	1,444,095
1.050%	12/15/2016	§	2,720,000	2,731,560
PACCAR Financial Corp. MTN
1.100%	06/06/2017		570,000	569,835
0.830%	12/06/2018	#	560,000	565,748
0.750%	05/16/2016		380,000	381,134
0.700%	11/16/2015		910,000	913,614
Toyota Motor Credit Corp. MTN
1.125%	05/16/2017	§	2,780,000	2,786,925

				31,898,371

Containers & Packaging—0.3%
Ardagh Packaging Finance plc/Ardagh Holdings USA, Inc. (Ireland)
3.211%	12/15/2019	#^	2,680,000	2,686,700

Coupon Rate	Maturity Date		Face	Value
Bemis Co., Inc.
5.650%	08/01/2014		$290,000	$291,296

				2,977,996

Diversified Financial Services—0.5%
ERAC USA Finance LLC
1.400%	04/15/2016	^	260,000	262,115
General Electric Capital Corp. MTN
1.250%	05/15/2017	§	2,285,000	2,293,939
0.877%	07/12/2016	#§	2,100,000	2,120,124
National Rural Utilities Cooperative Finance Corp.
1.000%	02/02/2015		470,000	471,979

				5,148,157

Diversified Telecommunication Services—1.0%
AT&T, Inc.
0.875%	02/13/2015		2,690,000	2,698,942
British Telecommunications plc (United Kingdom)
1.625%	06/28/2016		430,000	436,136
1.250%	02/14/2017		200,000	200,308
CC Holdings GS V LLC/Crown Castle GS III Corp.
2.381%	12/15/2017		430,000	438,253
Frontier Communications Corp.
8.500%	04/15/2020		780,000	924,300
Verizon Communications, Inc.
1.761%	09/15/2016	#	900,000	925,292
1.350%	06/09/2017		1,870,000	1,870,716
1.002%	06/17/2019	#	540,000	547,217
0.430%	03/06/2015	#^	1,500,000	1,500,880
Windstream Corp.
7.875%	11/01/2017		990,000	1,144,687

				10,686,731

Electric Utilities—0.9%
Duke Energy Corp.
3.950%	09/15/2014		290,000	292,109
0.612%	04/03/2017	#	620,000	622,285
Electricite de France SA (France)
1.150%	01/20/2017	^	620,000	620,519
0.688%	01/20/2017	#^	350,000	351,641
Georgia Power Co.
0.551%	03/15/2016	#	470,000	469,844
NextEra Energy Capital Holdings, Inc.
2.600%	09/01/2015	§	2,000,000	2,043,974
1.339%	09/01/2015		2,040,000	2,055,565
1.200%	06/01/2015		130,000	130,821
NSTAR Electric Co.
0.466%	05/17/2016	#	720,000	719,428
Southern California Edison Co., Series 14-B
1.125%	05/01/2017		1,100,000	1,102,395
Xcel Energy, Inc.
0.750%	05/09/2016		860,000	861,273

				9,269,854

Electrical Equipment—0.1%
Eaton Corp.
0.950%	11/02/2015		630,000	632,986

Energy Equipment & Services—0.3%
Cameron International Corp.
1.400%	06/15/2017		620,000	622,478
Nabors Industries, Inc.
2.350%	09/15/2016		1,550,000	1,583,193
National Oilwell Varco, Inc.
1.350%	12/01/2017		930,000	931,031

				3,136,702

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2014 (Unaudited)

Vantagepoint Diversifying Strategies Fund

Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Food & Staples Retailing—0.3%
CVS Caremark Corp.
1.200%	12/05/2016		$390,000	$392,617
Kroger Co. (The)
2.200%	01/15/2017		750,000	770,050
0.756%	10/17/2016	#	1,700,000	1,704,847
Walgreen Co.
1.000%	03/13/2015		350,000	351,396

				3,218,910

Food Products—0.7%
Campbell Soup Co.
0.525%	08/01/2014	#	560,000	560,173
ConAgra Foods, Inc.
1.350%	09/10/2015		220,000	221,691
1.300%	01/25/2016	§	510,000	514,436
General Mills, Inc.
0.527%	01/29/2016	#	240,000	240,708
0.428%	01/28/2016	#	570,000	570,582
HJ Heinz Co.
4.250%	10/15/2020	§	1,200,000	1,209,000
Ingredion, Inc.
3.200%	11/01/2015		350,000	360,812
Kellogg Co.
1.125%	05/15/2015	§	1,100,000	1,107,897
Kraft Foods Group, Inc.
1.625%	06/04/2015		500,000	505,262
Unilever Capital Corp.
0.450%	07/30/2015		680,000	681,615
Want Want China Finance Ltd. (Virgin Islands, British)
1.875%	05/14/2018	^	850,000	835,260
Wm. Wrigley Jr. Co.
2.000%	10/20/2017	^	300,000	304,645
1.400%	10/21/2016	^	300,000	302,248

				7,414,329

Gas Utilities—0.1%
AmeriGas Partners LP/AmeriGas Finance Corp.
6.250%	08/20/2019		1,180,000	1,265,550

Health Care Equipment & Supplies—0.4%
CareFusion Corp.
1.450%	05/15/2017	§	2,810,000	2,809,868
Covidien International Finance SA (Luxembourg)
1.350%	05/29/2015		400,000	403,338
Stryker Corp.
3.000%	01/15/2015		790,000	801,500

				4,014,706

Health Care Providers & Services—0.7%
Express Scripts Holding Co.
2.750%	11/21/2014		500,000	504,743
2.100%	02/12/2015		330,000	333,381
1.250%	06/02/2017		860,000	859,102
HCA Holdings, Inc.
7.750%	05/15/2021		400,000	439,500
McKesson Corp.
1.292%	03/10/2017		300,000	300,991
0.630%	09/10/2015	#	300,000	300,659

Coupon Rate	Maturity Date		Face	Value
MPH Acquisition Holdings LLC
6.625%	04/01/2022	^	$375,000	$393,750
UnitedHealth Group, Inc.
0.850%	10/15/2015		180,000	180,854
Ventas Realty LP
1.550%	09/26/2016	§	906,000	915,721
1.250%	04/17/2017		230,000	230,188
WellPoint, Inc.
2.375%	02/15/2017	§	1,645,000	1,692,532
1.250%	09/10/2015		1,060,000	1,068,407

				7,219,828

Hotels, Restaurants & Leisure—0.1%
Carnival Corp. (Panama)
1.875%	12/15/2017		320,000	322,119
1.200%	02/05/2016		450,000	452,844
Scientific Games International, Inc.
6.625%	05/15/2021	^	400,000	397,500

				1,172,463

Household Products—0.1%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC
9.875%	08/15/2019		700,000	778,750

Independent Power and Renewable Electricity Producers—0.2%
AES Corp.
3.229%	06/01/2019	#§	1,780,000	1,797,800
TransAlta Corp. (Canada)
1.900%	06/03/2017		570,000	572,635

				2,370,435

Industrial Conglomerates—0.0%
Tyco Electronics Group SA (Luxembourg)
1.600%	02/03/2015		310,000	312,127

Insurance—0.7%
American International Group, Inc.
2.375%	08/24/2015	§	460,000	468,397
Berkshire Hathaway Finance Corp.
0.950%	08/15/2016		580,000	583,418
Hartford Financial Services Group, Inc. (The)
4.000%	03/30/2015		570,000	585,307
Jackson National Life Global Funding
1.250%	02/21/2017	^	1,000,000	998,187
Metropolitan Life Global Funding I
0.607%	04/10/2017	#^	2,070,000	2,075,972
Pricoa Global Funding I
0.496%	08/19/2015	#^	490,000	491,259
Principal Life Global Funding II
1.000%	12/11/2015	^	1,150,000	1,156,527
Prudential Financial, Inc. MTN
1.004%	08/15/2018	#§	800,000	801,798
QBE Insurance Group Ltd. (Australia)
2.400%	05/01/2018	^	460,000	459,658

				7,620,523

Internet & Catalog Retail—0.2%
Amazon.com, Inc.
0.650%	11/27/2015	§	2,020,000	2,023,961

Internet Software & Services—0.0%
Baidu, Inc. (Cayman Islands)
2.250%	11/28/2017	§	560,000	567,694

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2014 (Unaudited)

Vantagepoint Diversifying Strategies Fund

Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
IT Services—0.4%
Alliance Data Systems Corp.
5.250%	12/01/2017	^	$1,000,000	$1,050,000
Computer Sciences Corp.
2.500%	09/15/2015		1,190,000	1,211,637
Fidelity National Information Services, Inc.
2.000%	04/15/2018		470,000	468,552
1.450%	06/05/2017		290,000	289,862
Western Union Co. (The)
1.227%	08/21/2015	#	1,800,000	1,811,943

				4,831,994

Life Sciences Tools & Services—0.2%
Life Technologies Corp.
3.500%	01/15/2016	§	1,500,000	1,558,786
Thermo Fisher Scientific, Inc.
1.300%	02/01/2017		520,000	521,096

				2,079,882

Machinery—0.1%
CNH Industrial Capital LLC
3.875%	11/01/2015	§	1,400,000	1,435,000

Media—0.5%
CCO Holdings LLC/CCO Holdings Capital Corp.
5.250%	09/30/2022		675,000	687,656
DirecTV Holdings LLC/DirecTV Financing Co., Inc.
3.125%	02/15/2016		570,000	591,095
DISH DBS Corp.
6.625%	10/01/2014		850,000	861,688
4.625%	07/15/2017		1,120,000	1,191,400
NBCUniversal Enterprise, Inc.
0.911%	04/15/2018	#^	570,000	576,879
Thomson Reuters Corp. (Canada)
1.300%	02/23/2017		700,000	701,328
Time Warner, Inc.
3.150%	07/15/2015		500,000	513,921

				5,123,967

Metals & Mining—0.8%
Anglo American Capital plc (United Kingdom)
1.176%	04/15/2016	#^	300,000	301,085
ArcelorMittal (Luxembourg)
4.250%	08/05/2015	§	1,100,000	1,133,000
FMG Resources August 2006 Pty Ltd. (Australia)
6.000%	04/01/2017	^	835,000	864,747
Freeport-McMoRan Copper & Gold, Inc.
2.150%	03/01/2017		310,000	316,609
1.400%	02/13/2015		700,000	702,878
Glencore Finance Canada Ltd. (Canada)
2.700%	10/25/2017	^	2,480,000	2,547,642
2.050%	10/23/2015	^	630,000	637,342
Glencore Funding LLC
1.586%	01/15/2019	#^	1,880,000	1,891,130

				8,394,433

Oil, Gas & Consumable Fuels—2.0%
Boardwalk Pipelines LP
5.875%	11/15/2016		400,000	439,896

Coupon Rate	Maturity Date		Face	Value
BP Capital Markets plc (United Kingdom)
0.733%	05/10/2018	#§	$440,000	$442,281
0.700%	11/06/2015	§	1,190,000	1,193,831
CNOOC Finance 2013 Ltd. (Virgin Islands, British)
1.125%	05/09/2016	§	340,000	340,905
CNPC General Capital Ltd. (Virgin Islands, British)
1.125%	05/14/2017	#^	1,100,000	1,103,858
DCP Midstream Operating LP
2.700%	04/01/2019	§	720,000	730,113
Devon Energy Corp.
1.200%	12/15/2016		870,000	873,163
0.771%	12/15/2016	#	1,060,000	1,065,554
Enbridge, Inc. (Canada)
0.885%	10/01/2016	#§	1,310,000	1,318,025
0.678%	06/02/2017	#	640,000	641,751
Enterprise Products Operating LLC
1.250%	08/13/2015		320,000	322,343
Hess Corp.
1.300%	06/15/2017		710,000	711,712
Marathon Oil Corp.
0.900%	11/01/2015		1,080,000	1,084,150
Murphy Oil Corp.
2.500%	12/01/2017		500,000	512,167
Petrobras Global Finance BV (Netherlands)
2.000%	05/20/2016	§	1,170,000	1,174,614
Petrobras International Finance Co. (Cayman Islands)
3.500%	02/06/2017	§	470,000	483,630
Phillips 66
2.950%	05/01/2017		310,000	325,111
Plains Exploration & Production Co.
6.500%	11/15/2020		1,120,000	1,255,800
Rockies Express Pipeline LLC
3.900%	04/15/2015	^	770,000	779,625
Sabine Pass LNG LP
7.500%	11/30/2016		1,140,000	1,265,400
SandRidge Energy, Inc.
8.750%	01/15/2020	§	445,000	480,600
Tesoro Corp.
4.250%	10/01/2017	§	780,000	819,000
Total Capital International SA (France)
0.793%	08/10/2018	#§	1,020,000	1,030,585
TransCanada PipeLines Ltd. (Canada)
3.400%	06/01/2015		630,000	646,902
0.914%	06/30/2016	#§	890,000	897,669
WPX Energy, Inc.
5.250%	01/15/2017	§	1,145,000	1,225,150

				21,163,835

Pharmaceuticals—1.0%
AbbVie, Inc.
1.750%	11/06/2017	§	1,620,000	1,630,154
0.983%	11/06/2015	#	1,800,000	1,815,588
Actavis Funding SCS (Luxembourg)
1.300%	06/15/2017	^	1,100,000	1,098,689
Endo Finance LLC & Endo Finco, Inc.
7.000%	07/15/2019	^	1,400,000	1,501,500
Merck & Co., Inc.
0.586%	05/18/2018	#	1,400,000	1,406,243
Mylan, Inc.
1.800%	06/24/2016		270,000	273,956
1.350%	11/29/2016		440,000	440,993
Perrigo Co. plc (Ireland)
1.300%	11/08/2016	^	1,100,000	1,098,995

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2014 (Unaudited)

Vantagepoint Diversifying Strategies Fund

Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Pfizer, Inc.
1.100%	05/15/2017		$1,220,000	$1,225,624
Zoetis, Inc.
1.150%	02/01/2016		170,000	171,134

				10,662,876

Professional Services—0.0%
Equifax, Inc.
4.450%	12/01/2014		160,000	162,589

Real Estate Investment Trusts (REITs)—0.6%
ARC Properties Operating Partnership LP/Clark Acquisition LLC
2.000%	02/06/2017	^	2,100,000	2,106,375
Digital Realty Trust LP
4.500%	07/15/2015		1,680,000	1,728,250
Health Care REIT, Inc.
3.625%	03/15/2016		564,000	589,740
Healthcare Realty Trust, Inc.
6.500%	01/17/2017		840,000	944,988
Vornado Realty LP
4.250%	04/01/2015		1,240,000	1,261,308

				6,630,661

Road & Rail—0.7%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
4.875%	11/15/2017		840,000	877,800
Hertz Corp. (The)
6.750%	04/15/2019		1,302,000	1,386,630
JB Hunt Transport Services, Inc.
3.375%	09/15/2015		970,000	999,245
2.400%	03/15/2019		600,000	603,325
Penske Truck Leasing Co. LP/PTL Finance Corp.
3.125%	05/11/2015	^	1,400,000	1,430,761
2.500%	03/15/2016	^	1,100,000	1,131,190
2.500%	06/15/2019	^	440,000	441,314
Ryder System, Inc. MTN
2.500%	03/01/2017		620,000	640,452

				7,510,717

Semiconductors & Semiconductor Equipment—0.4%
Texas Instruments, Inc.
0.450%	08/03/2015		1,380,000	1,381,801
TSMC Global Ltd. (Virgin Islands, British)
1.625%	04/03/2018	^	510,000	503,483
0.950%	04/03/2016	^	2,760,000	2,758,347

				4,643,631

Software—0.0%
Autodesk, Inc.
1.950%	12/15/2017	§	490,000	495,542

Specialty Retail—0.2%
AutoZone, Inc.
1.300%	01/13/2017	§	335,000	336,026
Michaels FinCo Holdings LLC/Michaels FinCo, Inc.
7.500%	08/01/2018	^	750,000	769,688
Michaels Stores, Inc.
5.875%	12/15/2020	^	650,000	664,950

				1,770,664

Coupon Rate	Maturity Date		Face	Value
Technology Hardware, Storage & Peripherals—0.3%
Apple, Inc.
0.273%	05/03/2016	#	$715,000	$715,610
Hewlett-Packard Co.
2.350%	03/15/2015		1,200,000	1,215,853
1.781%	09/19/2014	#	900,000	902,798
1.167%	01/14/2019	#	760,000	766,899

				3,601,160

Thrifts & Mortgage Finance—0.5%
Abbey National Treasury Services plc (United Kingdom)
1.375%	03/13/2017	§	1,000,000	1,004,447
0.740%	03/13/2017	#	800,000	801,809
Astoria Financial Corp.
5.000%	06/19/2017		1,120,000	1,217,566
BPCE SA MTN (France)
1.479%	04/25/2016	#	1,500,000	1,523,898
1.073%	02/10/2017	#	410,000	413,747
0.840%	06/23/2017	#§	700,000	700,940

				5,662,407

Tobacco—0.2%
BAT International Finance plc (United Kingdom)
1.400%	06/05/2015	^	1,460,000	1,472,723
Reynolds American, Inc.
1.050%	10/30/2015		510,000	510,069

				1,982,792

Trading Companies & Distributors—0.2%
Aircastle Ltd. (Bermuda)
6.750%	04/15/2017	§	1,250,000	1,393,750
GATX Corp.
2.500%	07/30/2019		600,000	604,577

				1,998,327

Wireless Telecommunication Services—0.3%
SBA Communications Corp.
5.625%	10/01/2019	§	500,000	531,875
Sprint Corp.
7.125%	06/15/2024	^	175,000	185,938
T-Mobile USA, Inc.
6.125%	01/15/2022		700,000	745,500
5.250%	09/01/2018	§	1,300,000	1,369,875

				2,833,188

TOTAL CORPORATE OBLIGATIONS
(Cost $328,940,197)				332,745,645

FLOATING RATE LOANS—0.4%**
ARAMARK Corp., Extended Term Loan
3.250%	09/07/2019	#	1,995,000	1,984,027
Asurion LLC Non-Amortizing 1st Lien Term Loan
3.750%	03/03/2017	#	300,000	300,263
CDW LLC Term Loan
3.250%	04/29/2020	#	1,492,446	1,479,014
H.J. Heinz Co. 1st Lien Term Loan B2
3.500%	06/05/2020	#	497,487	501,783

TOTAL FLOATING RATE LOANS
(Cost $4,271,187)				4,265,087

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2014 (Unaudited)

Vantagepoint Diversifying Strategies Fund

Coupon Rate	Maturity Date		Face	Value
MORTGAGE-BACKED SECURITIES—5.7%
Commercial Mortgage-Backed Securities— 1.1%
Del Coronado Trust, Series 2013-HDC, Class A
0.952%	03/15/2026	#^	$1,040,000	$1,041,249
Hilton USA Trust, Series 2013-HLF, Class AFL
1.151%	11/05/2030	#^	2,670,000	2,674,998
Invitation Homes Trust, Series 2013-SFR1, Class A
1.400%	12/17/2030	#^	1,209,513	1,215,980
Invitation Homes Trust, Series 2014-SFR1, Class A
1.154%	06/17/2031	#^	5,220,000	5,240,014
LA Arena Funding LLC, Series 1, Class A
7.656%	12/15/2026	^	502,825	567,336
Motel 6 Trust, Series 2012-MTL6, Class A1
1.500%	10/05/2025	^	910,048	916,970
National Credit Union Administration Guaranteed Notes, Series 2010-C1, Class A1
1.600%	10/29/2020		480,291	483,469

				12,140,016

Non-Agency Mortgage-Backed Securities— 2.2%
Bank of America Mortgage Securities, Inc., Series 2002-K, Class 1A4
2.698%	10/20/2032	#	495,682	506,698
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-3, Class 2A1
5.000%	04/25/2019		50,663	51,995
Credit Suisse Mortgage Capital Certificates, Series 2011-1R, Class A1
1.151%	02/27/2047	#^	924,328	923,791
Credit Suisse Mortgage Capital Certificates, Series 2013-IVR2, Class AD
1.550%	04/25/2043	#^	2,583,163	2,440,249
Credit Suisse Mortgage Capital Certificates, Series 2013-IVR3, Class A3
1.550%	05/25/2043	#^	1,320,506	1,257,471
Federal Home Loan Mortgage Corporation Structured Agency Credit Risk Debt Notes, Series 2013-DN2, Class M1
1.602%	11/25/2023	#§	1,917,102	1,938,229
Fosse Master Issuer plc, Series 2012-1A, Class 2A2 (United Kingdom)
1.626%	10/18/2054	#^	2,057,549	2,083,258
GSAMP Trust, Series 2004-SEA2, Class M1
0.802%	03/25/2034	#§	1,573,865	1,572,681
JP Morgan Mortgage Trust, Series 2013-1, Class 2A2
2.500%	03/25/2043	#^	988,803	979,672
Option One Mortgage Loan Trust, Series 2005-4, Class A3
0.412%	11/25/2035	#	401,816	396,192
Saxon Asset Securities Trust, Series 2005-4, Class A2C
0.402%	11/25/2037	#	33,740	33,792

Coupon Rate	Maturity Date		Face	Value
Sequoia Mortgage Trust, Series 2012-1, Class 1A1
2.865%	01/25/2042	#	$961,753	$972,443
Sequoia Mortgage Trust, Series 2012-2, Class A2
3.500%	04/25/2042	#	1,022,634	1,045,530
Sequoia Mortgage Trust, Series 2013-1, Class 1A1
1.450%	02/25/2043	#	1,126,807	1,085,893
Sequoia Mortgage Trust, Series 2013-4, Class A3
1.550%	04/25/2043	#	1,741,657	1,614,529
Springleaf Mortgage Loan Trust, Series 2012-2A, Class A
2.220%	10/25/2057	#^	561,274	570,011
Springleaf Mortgage Loan Trust, Series 2012-3A, Class A
1.570%	12/25/2059	#^	722,327	723,740
Springleaf Mortgage Loan Trust, Series 2013-1A, Class A
1.270%	06/25/2058	#^	2,122,249	2,119,959
Springleaf Mortgage Loan Trust, Series 2013-2A, Class A
1.780%	12/25/2065	#^	822,046	822,702
Structured Asset Investment Loan Trust, Series 2003-BC1, Class A2
0.832%	01/25/2033	#	1,561,325	1,527,066
Thornburg Mortgage Securities Trust, Series 2004-1, Class II2A
1.634%	03/25/2044	#	634,953	630,233

				23,296,134

U.S. Government Agency Mortgage-Backed Securities—2.4%
Federal Deposit Insurance Corporation Structured Sale Guaranteed Notes, Series 2010-S1, Class 2A
3.250%	04/25/2038	^	5,745,070	5,927,890
Federal Home Loan Mortgage Corp.
3.907%	12/01/2039	#	153,390	161,072
2.375%	09/01/2035	#	3,330,382	3,550,553
Federal National Mortgage Association
3.133%	07/01/2041	#	2,636,542	2,802,966
2.996%	06/01/2041	#	1,352,138	1,418,856
2.367%	03/01/2036	#	128,124	136,446
2.142%	03/01/2036	#	1,363,698	1,449,907
Federal National Mortgage Association Connecticut Avenue Securities, Series 2013-C01, Class M1
2.152%	10/25/2023	#§	1,900,032	1,950,974
Federal National Mortgage Association Connecticut Avenue Securities, Series 2014-C01, Class M1
1.752%	01/25/2024	#§	2,005,413	2,040,212
Federal National Mortgage Association Connecticut Avenue Securities, Series 2014-C02, Class 1M1
1.102%	05/25/2024	#§	2,397,213	2,400,582
Federal National Mortgage Association Connecticut Avenue Securities, Series 2014-C02, Class 2M1
1.102%	05/25/2024	#§	1,425,854	1,426,414
FHLMC Multifamily Structured Pass Through Certificates, Series KF01, Class A
0.502%	04/25/2019	#	514,871	514,787

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2014 (Unaudited)

Vantagepoint Diversifying Strategies Fund

Coupon Rate	Maturity Date		Face	Value
MORTGAGE-BACKED SECURITIES—(Continued)
National Credit Union Administration Guaranteed Notes, Series 2010-R1, Class 1A
0.602%	10/07/2020	#	$1,065,952	$1,071,939
National Credit Union Administration Guaranteed Notes, Series 2010-R1, Class 2A
1.840%	10/07/2020		150,667	152,074
National Credit Union Administration Guaranteed Notes, Series 2011-R4, Class 1A
0.532%	03/06/2020	#	832,086	834,177

				25,838,849

TOTAL MORTGAGE-BACKED SECURITIES
(Cost $61,206,430)				61,274,999

CONVERTIBLE DEBT OBLIGATIONS—36.0%
Air Freight & Logistics—0.2%
UTi Worldwide, Inc. (Virgin Islands, British)
4.500%	03/01/2019	^	1,980,000	2,116,125

Automobiles—0.3%
Tesla Motors, Inc.
1.250%	03/01/2021		3,440,000	3,343,250

Biotechnology—0.9%
BioMarin Pharmaceutical, Inc.
1.500%	10/15/2020		4,030,000	4,264,244
0.750%	10/15/2018		730,000	758,743
Cepheid, Inc.
1.250%	02/01/2021	^	2,190,000	2,269,387
Cubist Pharmaceuticals, Inc.
1.875%	09/01/2020	^	2,405,000	2,747,713

				10,040,087

Building Products—0.1%
Griffon Corp.
4.000%	01/15/2017	^	1,375,000	1,592,422

Capital Markets—0.6%
Ares Capital Corp.
5.125%	06/01/2016		3,225,000	3,476,953
Walter Investment Management Corp.
4.500%	11/01/2019		3,775,000	3,513,110

				6,990,063

Communications Equipment—1.2%
Ciena Corp.
3.750%	10/15/2018	^	1,895,000	2,611,547
0.875%	06/15/2017		4,530,000	4,513,012
Finisar Corp.
0.500%	12/15/2033	^	510,000	499,800
JDS Uniphase Corp.
0.625%	08/15/2033	^	5,020,000	5,045,100

				12,669,459

Consumer Finance—0.3%
Portfolio Recovery Associates, Inc.
3.000%	08/01/2020	^	2,618,000	3,128,510

Containers & Packaging—0.3%
Owens-Brockway Glass Container, Inc.
3.000%	06/01/2015	^	2,930,000	3,010,575

Coupon Rate	Maturity Date		Face	Value
Diversified Consumer Services—0.2%
Ascent Capital Group, Inc.
4.000%	07/15/2020		$2,000,000	$1,871,250
Regis Corp.
5.000%	07/15/2014		745,000	746,397

				2,617,647

Diversified Telecommunication Services—0.5%
Clearwire Communications LLC/Clearwire Finance, Inc.
8.250%	12/01/2040	^	3,400,000	3,978,000
Inmarsat plc, Series ISAT (United Kingdom)
1.750%	11/16/2017		800,000	1,122,400

				5,100,400

Electrical Equipment—0.1%
SolarCity Corp.
2.750%	11/01/2018		920,000	1,283,400

Electronic Equipment, Instruments & Components—0.4%
TTM Technologies, Inc.
1.750%	12/15/2020		2,000,000	2,195,000
Vishay Intertechnology, Inc.
2.250%	11/15/2040	^	1,500,000	1,815,938

				4,010,938

Energy Equipment & Services—1.2%
Bristow Group, Inc.
3.000%	06/15/2038		1,225,000	1,558,047
Helix Energy Solutions Group, Inc.
3.250%	03/15/2032		1,045,000	1,413,363
Hornbeck Offshore Services, Inc.
1.500%	09/01/2019		2,615,000	3,169,053
SEACOR Holdings, Inc.
3.000%	11/15/2028	^	3,500,000	3,456,250
2.500%	12/15/2027		3,125,000	3,582,031

				13,178,744

Food Products—0.0%
Chiquita Brands International, Inc.
4.250%	08/15/2016		500,000	505,937

Health Care Equipment & Supplies—3.1%
Alere, Inc.
3.000%	05/15/2016		3,920,000	4,358,550
Hologic, Inc.
0.000%	12/15/2043		965,000	1,058,484
Hologic, Inc., Series 2010
2.000%	12/15/2037		2,410,000	3,029,069
Hologic, Inc., Series 2012
2.000%	03/01/2042		4,570,000	5,007,006
Integra LifeSciences Holdings Corp.
1.625%	12/15/2016		2,725,000	2,949,812
NuVasive, Inc.
2.750%	07/01/2017		7,390,000	8,489,262
Spectranetics Corp. (The)
2.625%	06/01/2034		1,380,000	1,441,238
Volcano Corp.
1.750%	12/01/2017		3,465,000	3,363,216
Wright Medical Group, Inc.
2.000%	08/15/2017		2,535,000	3,488,794

				33,185,431

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2014 (Unaudited)

Vantagepoint Diversifying Strategies Fund

Coupon Rate	Maturity Date		Face	Value
CONVERTIBLE DEBT OBLIGATIONS—(Continued)
Health Care Providers & Services—1.9%
Brookdale Senior Living, Inc.
2.750%	06/15/2018		$2,897,000	$3,956,216
HealthSouth Corp.
2.000%	12/01/2043		3,711,000	4,084,419
Molina Healthcare, Inc.
1.125%	01/15/2020		3,000,000	3,765,000
Omnicare, Inc.
3.500%	02/15/2044		3,355,000	3,816,313
Omnicare, Inc., Series OCR
3.250%	12/15/2035		4,075,000	4,355,156

				19,977,104

Health Care Technology—0.6%
Allscripts Healthcare Solutions, Inc.
1.250%	07/01/2020	^	3,340,000	3,855,612
Medidata Solutions, Inc.
1.000%	08/01/2018	^	2,375,000	2,563,516

				6,419,128

Hotels, Restaurants & Leisure—0.4%
MGM Resorts International
4.250%	04/15/2015		2,765,000	4,066,278

Household Durables—1.7%
Jarden Corp.
1.875%	09/15/2018		1,505,000	2,081,603
1.500%	06/15/2019		3,500,000	4,220,976
1.125%	03/15/2034	^	1,095,000	1,123,744
Meritage Homes Corp.
1.875%	09/15/2032		230,000	242,794
Ryland Group, Inc. (The)
0.250%	06/01/2019		3,850,000	3,537,188
Toll Brothers Finance Corp.
0.500%	09/15/2032		6,365,000	6,786,681

				17,992,986

Industrial Conglomerates—0.5%
Siemens Financieringsmaatschappij NV (Netherlands)
1.050%	08/16/2017		4,750,000	5,301,047

Internet & Catalog Retail—1.5%
Ctrip.com International Ltd. (Cayman Islands)
1.250%	10/15/2018	^	4,550,000	4,973,719
HomeAway, Inc.
0.125%	04/01/2019	^	1,915,000	1,875,503
Priceline Group, Inc. (The)
0.350%	06/15/2020		5,625,000	6,669,140
Shutterfly, Inc.
0.250%	05/15/2018		2,525,000	2,548,672

				16,067,034

Internet Software & Services—1.9%
Akamai Technologies, Inc.
0.000%	02/15/2019	^	4,175,000	4,266,349
Cornerstone OnDemand, Inc.
1.500%	07/01/2018	^	1,600,000	1,842,432
Dealertrack Technologies, Inc.
1.500%	03/15/2017		635,000	853,281
j2 Global, Inc.
3.250%	06/15/2029		1,020,000	1,039,763

Coupon Rate	Maturity Date		Face	Value
Web.com Group, Inc.
1.000%	08/15/2018		$1,780,000	$1,919,063
WebMD Health Corp.
2.500%	01/31/2018		4,950,000	5,228,437
1.500%	12/01/2020	^	2,000,000	2,236,250
Yahoo!, Inc.
0.000%	12/01/2018	^	2,600,000	2,600,000

				19,985,575

IT Services—0.1%
Cardtronics, Inc.
1.000%	12/01/2020	^	1,685,000	1,542,837

Life Sciences Tools & Services—0.4%
Albany Molecular Research, Inc.
2.250%	11/15/2018	^	215,000	309,062
Illumina, Inc.
0.500%	06/15/2021	^	3,075,000	3,171,094
0.000%	06/15/2019	^	1,025,000	1,053,828

				4,533,984

Machinery—1.5%
Greenbrier Cos., Inc. (The)
3.500%	04/01/2018		1,935,000	3,253,219
Meritor, Inc.
7.875%	03/01/2026		1,790,000	2,889,731
4.000%	02/15/2027		840,000	896,700
Navistar International Corp.
4.750%	04/15/2019	^	4,350,000	4,662,656
Trinity Industries, Inc.
3.875%	06/01/2036		2,325,000	4,340,485

				16,042,791

Media—1.3%
Liberty Interactive LLC
1.000%	09/30/2043	^	4,350,000	4,518,562
0.750%	03/30/2043		1,955,000	2,629,475
Liberty Media Corp.
1.375%	10/15/2023	^	4,050,000	4,115,813
Live Nation Entertainment, Inc.
2.875%	07/15/2027		1,660,000	1,658,963
2.500%	05/15/2019	^	840,000	876,750

				13,799,563

Metals & Mining—0.8%
Royal Gold, Inc.
2.875%	06/15/2019		3,540,000	3,812,138
RTI International Metals, Inc.
1.625%	10/15/2019		5,215,000	5,260,631

				9,072,769

Oil, Gas & Consumable Fuels—2.6%
Chesapeake Energy Corp.
2.500%	05/15/2037		4,700,000	5,058,375
Cobalt International Energy, Inc.
3.125%	05/15/2024		4,500,000	4,857,188
Emerald Oil, Inc.
2.000%	04/01/2019	^	1,200,000	1,321,500
Energy XXI Bermuda Ltd. (Bermuda)
3.000%	12/15/2018	^	7,725,000	7,657,406
Goodrich Petroleum Corp.
5.000%	10/01/2032		2,470,000	3,072,062
Scorpio Tankers, Inc. (Marshall Islands)
2.375%	07/01/2019	^	2,360,000	2,501,600

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2014 (Unaudited)

Vantagepoint Diversifying Strategies Fund

Coupon Rate	Maturity Date		Face	Value
CONVERTIBLE DEBT OBLIGATIONS—(Continued)
Stone Energy Corp.
1.750%	03/01/2017		$3,025,000	$3,843,641

				28,311,772

Personal Products—0.2%
Herbalife Ltd. (Cayman Islands)
2.000%	08/15/2019	^	2,725,000	2,542,779

Pharmaceuticals—0.4%
Medicines Co. (The)
1.375%	06/01/2017		915,000	1,123,163
Salix Pharmaceuticals Ltd.
1.500%	03/15/2019		600,000	1,180,875
Teva Pharmaceutical Finance Co. LLC, Series C
0.250%	02/01/2026		1,785,000	2,290,378

				4,594,416

Real Estate Investment Trusts (REITs)—2.3%
American Realty Capital Properties, Inc.
3.750%	12/15/2020		6,490,000	6,782,082
3.000%	08/01/2018		1,075,000	1,093,141
Colony Financial, Inc.
5.000%	04/15/2023		1,305,000	1,410,216
Extra Space Storage LP
2.375%	07/01/2033	^	3,275,000	3,539,047
Health Care REIT, Inc.
3.000%	12/01/2029		1,765,000	2,183,084
National Health Investors, Inc.
3.250%	04/01/2021		1,000,000	1,011,875
Prologis LP
3.250%	03/15/2015		3,450,000	3,870,469
Starwood Property Trust, Inc.
4.550%	03/01/2018		3,975,000	4,494,234

				24,384,148

Real Estate Management & Development—0.7%
Forest City Enterprises, Inc.
4.250%	08/15/2018		2,130,000	2,414,887
3.625%	08/15/2020	^	4,375,000	4,621,094

				7,035,981

Semiconductors & Semiconductor Equipment—3.2%
Intel Corp.
2.950%	12/15/2035		3,430,000	4,272,494
Lam Research Corp.
0.500%	05/15/2016		6,335,000	7,914,791
Micron Technology, Inc., Series G
3.000%	11/15/2043		3,710,000	4,797,494
NVIDIA Corp.
1.000%	12/01/2018	^	8,250,000	9,147,187
ON Semiconductor Corp., Series B
2.625%	12/15/2026		3,250,000	3,828,906
Photronics, Inc.
3.250%	04/01/2016		940,000	1,016,962
SunEdison, Inc.
0.250%	01/15/2020	^	2,000,000	2,151,250
SunPower Corp.
0.875%	06/01/2021	^	745,000	875,841

				34,004,925

Coupon Rate	Maturity Date		Face	Value
Software—3.6%
Citrix Systems, Inc.
0.500%	04/15/2019	^	$2,775,000	$2,941,500
Concur Technologies, Inc.
0.500%	06/15/2018		2,570,000	2,883,926
Electronic Arts, Inc.
0.750%	07/15/2016		4,290,000	5,445,619
Mentor Graphics Corp.
4.000%	04/01/2031		1,300,000	1,598,188
NetSuite, Inc.
0.250%	06/01/2018		1,606,000	1,655,184
NQ Mobile, Inc. (Cayman Islands)
4.000%	10/15/2018	^	1,085,000	695,756
Nuance Communications, Inc.
2.750%	11/01/2031		3,500,000	3,513,125
Proofpoint, Inc.
1.250%	12/15/2018	^	1,185,000	1,421,259
Rovi Corp.
2.625%	02/15/2040		865,000	877,434
salesforce.com, Inc.
0.250%	04/01/2018		7,270,000	8,383,219
Take-Two Interactive Software, Inc.
1.000%	07/01/2018		2,080,000	2,550,600
TIBCO Software, Inc.
2.250%	05/01/2032		4,110,000	4,169,081
Verint Systems, Inc.
1.500%	06/01/2021		2,245,000	2,312,350

				38,447,241

Specialty Retail—0.3%
Group 1 Automotive, Inc.
2.250%	06/15/2036		2,550,000	3,643,312

Technology Hardware, Storage & Peripherals—0.4%
SanDisk Corp.
0.500%	10/15/2020	^	3,040,000	3,839,900

Textiles, Apparel & Luxury Goods—0.3%
Iconix Brand Group, Inc.
2.500%	06/01/2016		2,570,000	3,726,500

TOTAL CONVERTIBLE DEBT OBLIGATIONS
(Cost $365,162,352)				388,105,058

U.S. TREASURY OBLIGATIONS—12.3%
U.S. Treasury Notes—12.3%
U.S. Treasury Note
0.875%	04/15/2017		21,197,000	21,249,992
0.875%	09/15/2016	‡‡	28,810,000	29,022,704
0.750%	01/15/2017-
	06/30/2017		16,650,000	16,594,311
0.625%	07/15/2016	‡‡	15,000,000	15,046,875
0.625%	12/15/2016-
	02/15/2017		21,334,000	21,314,300
0.500%	06/15/2016	‡‡	1,185,000	1,186,574
0.500%	06/30/2016		9,080,000	9,088,154
0.375%	04/30/2016		19,000,000	18,995,554

				132,498,464

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $132,317,322)				132,498,464

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2014 (Unaudited)

Vantagepoint Diversifying Strategies Fund

Coupon Rate	Maturity Date		Face	Value
GOVERNMENT RELATED OBLIGATIONS—0.9%
U.S. Government Agencies—0.3%
Federal Home Loan Mortgage Corp., Series 1
1.000%	07/28/2017		$3,000,000	$3,003,204

Non-U.S. Government Agencies—0.2%
Allied Irish Banks plc MTN (Ireland)
2.875%	11/28/2016	EUR	1,000,000	1,398,372
IPIC GMTN Ltd. (Cayman Islands)
3.125%	11/15/2015	^	600,000	620,064

				2,018,436

Sovereign Debt—0.1%
Instituto de Credito Oficial (Spain)
1.125%	04/01/2016	^	1,240,000	1,244,481

U.S. Municipal Bonds—0.3%
Florida Hurricane Catastrophe Fund Finance Corp. Revenue Bonds, Series A (Florida)
1.298%	07/01/2016		1,500,000	1,516,125
Jobsohio Beverage Systems Ohio Statewide Liquor Profits, Series B (Ohio)
0.872%	01/01/2015		510,000	511,525
South Carolina State Public Service Authority, Series D (South Carolina)
1.026%	06/01/2015	#	1,140,000	1,142,873

				3,170,523

TOTAL GOVERNMENT RELATED OBLIGATIONS
(Cost $9,397,097)				9,436,644

ASSET-BACKED SECURITIES—4.8%
Automobiles—2.6%
Ally Master Owner Trust Series 2013-1, Class A1
0.602%	02/15/2018	#	2,200,000	2,204,442
Ally Master Owner Trust Series 2013-2, Class A
0.602%	04/15/2018	#	1,900,000	1,904,213
Capital Auto Receivables Asset Trust Series 2013-1, Class A2
0.620%	07/20/2016		1,763,895	1,764,879
Capital Auto Receivables Asset Trust Series 2013-1, Class C
1.740%	10/22/2018		380,000	380,911
Capital Auto Receivables Asset Trust Series 2013-1, Class B
1.290%	04/20/2018		370,000	371,495
Enterprise Fleet Financing LLC Series 2012-1, Class A2
1.140%	11/20/2017	^	1,042,363	1,044,480
Fifth Third Auto Trust Series 2014-1, Class A3
0.680%	04/16/2018		1,860,000	1,861,759
Ford Credit Auto Lease Trust Series 2013-B, Class A3
0.760%	09/15/2016		410,000	411,019
Hertz Fleet Lease Funding LP Series 2013-3, Class A
0.704%	12/10/2027	#^	820,000	822,027

Coupon Rate	Maturity Date		Face	Value
Hyundai Auto Receivables Trust Series 2012-A, Class A3
0.720%	03/15/2016		$525,205	$525,557
Hyundai Auto Receivables Trust Series 2014-A, Class A1
0.200%	02/17/2015		437,364	437,367
Nissan Master Owner Trust Receivables Series 2013-A, Class A
0.452%	02/15/2018	#	5,450,000	5,454,692
Porsche Financial Auto Securitization Trust Series 2014-1, Class A3
0.670%	01/23/2018	^	6,660,000	6,673,480
Santander Drive Auto Receivables Trust Series 2011-1, Class C
3.110%	05/16/2016		4,000,000	4,030,482
World Omni Automobile Lease Securitization Trust Series 2013-A, Class A2A
0.730%	05/16/2016		657,193	658,599

				28,545,402

Credit Card—1.1%
Chase Issuance Trust Series 2007-B1, Class B1
0.402%	04/15/2019	#	2,000,000	1,988,851
Citibank Credit Card Issuance Trust Series 2003-A7, Class A7
4.150%	07/07/2017		2,700,000	2,802,503
Discover Card Execution Note Trust Series 2012-A1, Class A1
0.810%	08/15/2017		3,000,000	3,008,975
GE Capital Credit Card Master Note Trust Series 2012-1, Class A
1.030%	01/15/2018		2,200,000	2,206,798
Gracechurch Card Funding plc (United Kingdom) Series 2012-1A, Class A2
1.068%	02/15/2017	#^	EUR 1,200,000	1,649,540

				11,656,667

Other—0.7%
American Homes 4 Rent Series 2014-SFR1, Class A
1.250%	06/17/2031	#^	530,000	531,208
CenterPoint Energy Transition Bond Co. IV LLC Series 2012-1, Class A1
0.901%	04/15/2018		1,605,133	1,608,362
Colony American Homes Series 2014-1A, Class A
1.400%	05/17/2031	#^	548,312	552,324
Colony American Homes Single-Family Rental Pass-Through Certificates Series 2014-2A, Class A
1.100%	07/17/2031	#^	1,910,000	1,912,368
GreatAmerica Leasing Receivables Funding LLC Series 2013-1, Class A2
0.610%	05/15/2015	^	368,442	368,505
GreatAmerica Leasing Receivables Funding LLC Series 2013-1, Class C
1.830%	06/17/2019	^	270,000	271,072
Trade MAPS 1 Ltd. (Ireland) Series 2013-1A, Class A
0.854%	12/10/2018	#^	2,300,000	2,307,912

				7,551,751

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2014 (Unaudited)

Vantagepoint Diversifying Strategies Fund

Coupon Rate	Maturity Date		Face	Value
ASSET-BACKED SECURITIES—(Continued)
Student Loan—0.4%
National Credit Union Administration Guaranteed Notes Series 2010-A1, Class A
0.501%	12/07/2020	#	$1,667,511	$1,669,279
Nelnet Student Loan Trust Series 2014-2A, Class A1
0.432%	06/25/2021	#^	1,484,001	1,485,277
SLM Student Loan Trust Series 2014-1, Class A1
0.432%	05/28/2019	#	782,552	782,598

				3,937,154

TOTAL ASSET-BACKED SECURITIES
(Cost $51,633,676)				51,690,974

			Shares	Value
MONEY MARKET FUNDS—2.4%
Institutional Money Market Fund—2.4%
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class, 0.09%		¥
(Cost $26,168,430)			26,168,430	26,168,430

TOTAL INVESTMENTS—100.1%
(Cost $1,047,649,961)				1,079,478,428
Other assets less liabilities—(0.1%)				(1,224,624)

NET ASSETS—100.0%				$1,078,253,804

Notes to the Schedule of Investments:

EUR	European Monetary Unit
MTN	Medium Term Note
REIT	Real Estate Investment Trust
*	Non-income producing.
^	Securities are not registered under the Securities Act of 1933. These securities may be resold only in transactions exempt from registration, generally to qualified institutional buyers under Securities Act Rule 144A. Such securities are considered illiquid unless deemed liquid by a subadviser under the liquidity procedures adopted by the Board of Directors. The total market value of 144A securities was $262,805,985, which represents 24.4% of Net Assets. The illiquid 144A securities represented 0.0% of Net Assets, and 0.0% of total 144A securities held.
§	Security has been segregated to cover economic leverage under certain derivatives contracts which may include, but are not limited to, futures, swaps, forwards, options and TBA’s, a security that is subject to delayed delivery.
#	Rate is subject to change. Rate shown reflects current rate.
**	Floating Rate Loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects their weighted average rate.
‡‡	Security or a portion of the security has been pledged as collateral for futures contracts and/or options contracts.
¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS

June 30, 2014 (Unaudited)

Vantagepoint Core Bond Index Fund

Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—24.2%
Aerospace & Defense—0.4%
Boeing Co. (The)
6.125%	02/15/2033		$100,000	$129,021
4.875%	02/15/2020		200,000	228,304
General Dynamics Corp.
2.250%	11/15/2022		500,000	473,281
Honeywell International, Inc.
5.700%	03/15/2036		300,000	371,263
4.250%	03/01/2021		750,000	832,193
3.350%	12/01/2023		300,000	306,297
L-3 Communications Corp.
4.950%	02/15/2021		300,000	332,942
3.950%	05/28/2024		350,000	353,108
Lockheed Martin Corp.
4.070%	12/15/2042		285,000	275,899
Northrop Grumman Corp.
3.500%	03/15/2021		300,000	312,534
Precision Castparts Corp.
2.500%	01/15/2023		200,000	191,920
0.700%	12/20/2015		300,000	300,746
Raytheon Co.
6.750%	03/15/2018		1,150,000	1,347,361
United Technologies Corp.
6.700%	08/01/2028		150,000	196,293
4.500%	06/01/2042		200,000	210,319
3.100%	06/01/2022		1,050,000	1,065,402
1.800%	06/01/2017		300,000	306,637

				7,233,520

Air Freight & Logistics—0.1%
FedEx Corp.
3.875%	08/01/2042		200,000	180,335
2.625%	08/01/2022		200,000	192,131
United Parcel Service, Inc.
6.200%	01/15/2038		300,000	392,105
2.450%	10/01/2022		400,000	388,855

				1,153,426

Airlines—0.1%
American Airlines, Inc., Series 2011-1 A
5.250%	01/31/2021		243,642	264,961
Continental Airlines, Inc., Series 2010 A, Class A
4.750%	01/12/2021	†	258,151	279,449
Delta Air Lines Pass Through Trust, Series 2010-2A
4.950%	05/23/2019		725,101	790,360

				1,334,770

Auto Components—0.0%
Johnson Controls, Inc.
5.500%	01/15/2016		250,000	267,546
4.250%	03/01/2021		300,000	324,059

				591,605

Automobiles—0.0%
Ford Motor Co.
7.450%	07/16/2031		200,000	268,101
4.750%	01/15/2043		200,000	202,989

				471,090

Coupon Rate	Maturity Date	Face	Value
Banks—3.3%
Australia & New Zealand Banking Group Ltd. (Australia)
1.250%	01/10/2017	$500,000	$503,394
1.250%	06/13/2017	400,000	400,847
Bank of America Corp.
7.750%	08/15/2015	250,000	268,736
6.875%	11/15/2018	250,000	297,684
6.110%	01/29/2037	300,000	347,211
6.050%	05/16/2016	890,000	968,456
5.875%	01/05/2021	400,000	468,628
5.750%	08/15/2016	700,000	764,137
5.625%	07/01/2020	500,000	575,960
5.490%	03/15/2019	100,000	112,681
4.500%	04/01/2015	700,000	721,014
4.000%	04/01/2024	500,000	511,291
3.875%	03/22/2017	700,000	747,095
1.500%	10/09/2015	400,000	403,810
Bank of America Corp. MTN
6.875%	04/25/2018	500,000	589,570
5.875%	02/07/2042	300,000	357,592
5.000%	05/13/2021	300,000	335,348
3.625%	03/17/2016	500,000	522,467
3.300%	01/11/2023	500,000	493,736
Bank of America Corp., Series L MTN
5.650%	05/01/2018	500,000	567,262
Bank of America NA, Bank Note
6.000%	10/15/2036	380,000	462,401
Bank of Montreal MTN (Canada)
2.500%	01/11/2017	400,000	416,368
Bank of Nova Scotia (Canada)
2.050%	10/07/2015	400,000	407,905
1.450%	04/25/2018	300,000	298,178
1.250%	04/11/2017	750,000	753,745
Barclays Bank plc (United Kingdom)
5.125%	01/08/2020	500,000	565,834
3.900%	04/07/2015	700,000	718,617
BB&T Corp.
5.250%	11/01/2019	500,000	568,439
5.200%	12/23/2015	300,000	319,090
BB&T Corp. MTN
1.600%	08/15/2017	400,000	403,953
BBVA US Senior SAU (Spain)
4.664%	10/09/2015	400,000	418,335
BNP Paribas SA MTN (France)
2.400%	12/12/2018	600,000	605,809
BNP Paribas SA, Bank Note (France)
5.000%	01/15/2021	400,000	446,109
BNP Paribas SA, Series 0212 (France)
3.250%	03/11/2015	500,000	509,442
Capital One Bank USA NA
8.800%	07/15/2019	500,000	648,602
2.300%	06/05/2019	400,000	402,193
Capital One Bank USA NA, Bank Note
1.200%	02/13/2017	400,000	400,239
Citigroup, Inc.
8.500%	05/22/2019	300,000	383,856
8.125%	07/15/2039	500,000	752,959
6.675%	09/13/2043	750,000	937,051
6.625%	06/15/2032	350,000	422,330
6.125%	11/21/2017	750,000	858,476
6.125%	08/25/2036	300,000	344,656
6.000%	08/15/2017	600,000	679,613
5.375%	08/09/2020	400,000	458,980
4.500%	01/14/2022	500,000	544,375

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2014 (Unaudited)

Vantagepoint Core Bond Index Fund

Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
4.050%	07/30/2022		$300,000	$307,877
3.953%	06/15/2016		1,000,000	1,055,574
3.875%	10/25/2023		200,000	205,251
2.650%	03/02/2015		400,000	405,759
Commonwealth Bank of Australia (Australia)
1.250%	09/18/2015		300,000	303,116
1.125%	03/13/2017		350,000	350,175
Discover Bank
7.000%	04/15/2020		200,000	240,525
Fifth Third Bancorp
4.300%	01/16/2024		300,000	313,249
First Republic Bank
2.375%	06/17/2019		500,000	503,456
HSBC Bank USA NA
4.875%	08/24/2020		400,000	446,416
HSBC Finance Capital Trust IX
5.911%	11/30/2035	#	500,000	522,500
HSBC Holdings plc (United Kingdom)
6.100%	01/14/2042		500,000	632,558
4.250%	03/14/2024		500,000	515,584
4.000%	03/30/2022		500,000	532,835
Intesa Sanpaolo SpA (Italy)
3.875%	01/15/2019		400,000	419,925
3.125%	01/15/2016		300,000	308,487
JPMorgan Chase & Co.
6.400%	05/15/2038		300,000	382,092
6.300%	04/23/2019		500,000	591,786
5.600%	07/15/2041		200,000	235,437
4.950%	03/25/2020		1,000,000	1,127,469
4.850%	02/01/2044		1,000,000	1,064,590
4.750%	03/01/2015		500,000	514,462
4.625%	05/10/2021		300,000	331,166
4.500%	01/24/2022		400,000	438,995
3.450%	03/01/2016		500,000	521,972
3.200%	01/25/2023		500,000	497,361
JPMorgan Chase & Co. MTN
1.350%	02/15/2017		400,000	401,678
0.800%	04/23/2015		350,000	350,131
JPMorgan Chase Bank NA, Bank Note
6.000%	10/01/2017		500,000	569,161
KeyCorp MTN
5.100%	03/24/2021		500,000	567,369
LBBW (Germany)
7.625%	02/01/2023		200,000	251,408
National Australia Bank Ltd. (Australia)
1.600%	08/07/2015		500,000	506,481
National City Corp.
6.875%	05/15/2019		500,000	597,793
PNC Bank NA, Bank Note
1.300%	10/03/2016		250,000	252,508
1.150%	11/01/2016		500,000	502,863
PNC Funding Corp.
2.700%	09/19/2016		400,000	415,595
Royal Bank of Canada (Canada)
1.200%	01/23/2017		155,000	156,029
Royal Bank of Canada MTN (Canada)
2.875%	04/19/2016		300,000	312,019
2.625%	12/15/2015		300,000	309,633
1.250%	06/16/2017		500,000	501,134

Coupon Rate	Maturity Date	Face	Value
Royal Bank of Scotland plc (The) (United Kingdom)
6.125%	01/11/2021	$300,000	$353,389
4.375%	03/16/2016	500,000	529,078
Sumitomo Mitsui Banking Corp. (Japan)
3.200%	07/18/2022	200,000	201,256
1.350%	07/18/2015	300,000	302,529
1.300%	01/10/2017	500,000	501,155
SunTrust Banks, Inc.
3.600%	04/15/2016	500,000	524,414
Svenska Handelsbanken AB (Sweden)
2.250%	06/17/2019	500,000	503,275
Union Bank NA
2.625%	09/26/2018	500,000	514,706
US Bancorp MTN
2.950%	07/15/2022	200,000	197,305
1.650%	05/15/2017	500,000	507,978
US Bank NA, Bank Note
1.100%	01/30/2017	500,000	502,193
Wells Fargo & Co.
5.375%	11/02/2043	350,000	386,497
4.480%	01/16/2024	784,000	832,033
3.676%	06/15/2016	400,000	422,321
1.500%	01/16/2018	500,000	499,575
1.250%	07/20/2016	560,000	565,119
Wells Fargo & Co. MTN
4.600%	04/01/2021	500,000	557,189
3.500%	03/08/2022	300,000	310,609
2.100%	05/08/2017	800,000	821,074
1.150%	06/02/2017	700,000	699,268
Wells Fargo & Co., Series M
3.450%	02/13/2023	300,000	299,084
Wells Fargo Bank NA
5.950%	08/26/2036	100,000	125,824
Wells Fargo Bank NA, Bank Note
6.600%	01/15/2038	300,000	406,705
Westpac Banking Corp. (Australia)
4.875%	11/19/2019	1,000,000	1,127,723
3.000%	08/04/2015	400,000	411,113

			54,248,305

Beverages—0.8%
Anheuser-Busch InBev Finance, Inc.
2.625%	01/17/2023	200,000	192,467
1.125%	01/27/2017	1,000,000	1,005,528
0.800%	01/15/2016	200,000	200,919
Anheuser-Busch InBev Worldwide, Inc.
8.200%	01/15/2039	300,000	460,558
7.750%	01/15/2019	500,000	618,326
6.875%	11/15/2019	300,000	369,205
5.375%	01/15/2020	500,000	577,950
3.750%	07/15/2042	200,000	182,338
0.800%	07/15/2015	500,000	502,380
Beam Suntory, Inc.
5.375%	01/15/2016	90,000	95,845
Bottling Group LLC
5.500%	04/01/2016	500,000	542,703
Coca-Cola Co. (The)
5.350%	11/15/2017	500,000	568,490
4.875%	03/15/2019	1,050,000	1,196,383
3.150%	11/15/2020	200,000	210,323
Coca-Cola Enterprises, Inc.
4.500%	09/01/2021	300,000	326,153
Coca-Cola Femsa SAB de CV (Mexico)
2.375%	11/26/2018	350,000	355,094

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2014 (Unaudited)

Vantagepoint Core Bond Index Fund

Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Diageo Capital plc (United Kingdom)
1.125%	04/29/2018		$1,750,000	$1,717,627
Diageo Finance BV (Netherlands)
5.300%	10/28/2015		750,000	797,487
Diageo Investment Corp.
7.450%	04/15/2035		750,000	1,055,674
Dr Pepper Snapple Group, Inc.
2.600%	01/15/2019		300,000	305,091
PepsiCo, Inc.
5.500%	01/15/2040		500,000	588,575
5.000%	06/01/2018		400,000	451,560
3.000%	08/25/2021		500,000	508,340
2.750%	03/01/2023		400,000	391,784

				13,220,800

Biotechnology—0.3%
Amgen, Inc.
6.900%	06/01/2038		267,000	351,518
6.150%	06/01/2018		500,000	581,120
5.850%	06/01/2017		250,000	282,108
5.150%	11/15/2041		300,000	323,114
3.875%	11/15/2021		300,000	317,084
3.625%	05/22/2024		400,000	404,354
Celgene Corp.
4.625%	05/15/2044		600,000	603,365
Genentech, Inc.
5.250%	07/15/2035		100,000	115,720
Gilead Sciences, Inc.
5.650%	12/01/2041		500,000	591,387
4.400%	12/01/2021		300,000	329,911
2.050%	04/01/2019		750,000	751,349

				4,651,030

Capital Markets—1.5%
Bank of New York Mellon Corp. (The)
3.550%	09/23/2021		300,000	315,834
Bank of New York Mellon Corp. (The) MTN
2.300%	07/28/2016		100,000	103,182
Bank of New York Mellon Corp. (The), Series G
2.200%	05/15/2019		600,000	603,951
BlackRock, Inc.
4.250%	05/24/2021		500,000	549,383
3.375%	06/01/2022		500,000	516,995
Credit Suisse (Switzerland)
5.400%	01/14/2020		200,000	225,012
Credit Suisse USA, Inc.
5.125%	08/15/2015		500,000	525,879
Deutsche Bank AG (Germany)
6.000%	09/01/2017		650,000	739,370
4.296%	05/24/2028	#	500,000	490,685
Deutsche Bank Financial LLC MTN
5.375%	03/02/2015		250,000	257,836
Goldman Sachs Group, Inc. (The)
6.250%	09/01/2017		500,000	569,642
6.250%	02/01/2041		500,000	612,118
6.150%	04/01/2018		500,000	573,897
6.125%	02/15/2033		600,000	720,758
5.950%	01/15/2027		300,000	342,526
5.750%	01/24/2022		300,000	347,697
5.625%	01/15/2017		750,000	825,897

Coupon Rate	Maturity Date		Face	Value
5.250%	07/27/2021		$300,000	$337,383
4.000%	03/03/2024		500,000	509,996
3.625%	02/07/2016		500,000	521,342
2.625%	01/31/2019		1,000,000	1,014,681
Goldman Sachs Group, Inc. (The) MTN
7.500%	02/15/2019		300,000	366,474
5.375%	03/15/2020		300,000	340,256
1.600%	11/23/2015		587,000	593,294
Jefferies Group LLC
6.250%	01/15/2036		230,000	241,838
5.125%	04/13/2018		300,000	329,256
Lazard Group LLC
4.250%	11/14/2020		400,000	419,662
Morgan Stanley
7.250%	04/01/2032		100,000	134,472
6.375%	07/24/2042		300,000	382,049
5.750%	01/25/2021		600,000	697,945
4.875%	11/01/2022		1,000,000	1,075,263
4.750%	03/22/2017		300,000	326,832
3.750%	02/25/2023		300,000	305,745
2.500%	01/24/2019		1,000,000	1,012,285
1.750%	02/25/2016		300,000	304,384
Morgan Stanley MTN
6.625%	04/01/2018		500,000	584,981
6.000%	04/28/2015		1,000,000	1,046,719
5.950%	12/28/2017		500,000	569,689
5.750%	10/18/2016		640,000	706,165
5.450%	01/09/2017		500,000	551,125
Nomura Holdings, Inc. (Japan)
6.700%	03/04/2020		300,000	361,101
Northern Trust Corp.
3.950%	10/30/2025		300,000	312,493
3.375%	08/23/2021		500,000	525,388
State Street Corp.
3.700%	11/20/2023		400,000	415,724
3.100%	05/15/2023		200,000	196,775
UBS AG (Switzerland)
7.000%	10/15/2015		100,000	107,420
UBS AG MTN (Switzerland)
7.375%	06/15/2017		100,000	114,252
5.875%	07/15/2016		700,000	767,123
UBS Preferred Funding Trust V, Perpetual Bond, Series 1
6.243%	05/29/2049	#†	300,000	320,625

				23,813,399

Chemicals—0.5%
Agrium, Inc. (Canada)
6.125%	01/15/2041		400,000	478,043
Airgas, Inc.
2.950%	06/15/2016		200,000	207,367
2.375%	02/15/2020		300,000	295,488
CF Industries, Inc.
3.450%	06/01/2023		400,000	397,230
Dow Chemical Co. (The)
8.550%	05/15/2019		629,000	809,272
5.250%	11/15/2041		300,000	327,691
4.125%	11/15/2021		150,000	161,230
3.000%	11/15/2022		500,000	492,662
E.I. du Pont de Nemours & Co.
4.900%	01/15/2041		200,000	218,720
4.250%	04/01/2021		300,000	328,890
2.800%	02/15/2023		300,000	293,657
2.750%	04/01/2016		300,000	311,383
Ecolab, Inc.
5.500%	12/08/2041		300,000	351,212

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2014 (Unaudited)

Vantagepoint Core Bond Index Fund

Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
LyondellBasell Industries NV (Netherlands)
5.750%	04/15/2024		$500,000	$591,080
5.000%	04/15/2019		500,000	564,595
Monsanto Co.
5.500%	08/15/2025		200,000	237,155
Mosaic Co. (The)
5.625%	11/15/2043		400,000	457,549
Potash Corp of Saskatchewan, Inc. (Canada)
3.625%	03/15/2024	†	250,000	255,206
PPG Industries, Inc.
3.600%	11/15/2020		400,000	420,816
Praxair, Inc.
3.250%	09/15/2015		500,000	517,544
2.200%	08/15/2022		400,000	378,452

				8,095,242

Commercial Services & Supplies—0.1%
Republic Services, Inc.
5.700%	05/15/2041		200,000	237,196
5.500%	09/15/2019		300,000	344,672
Waste Management, Inc.
7.000%	07/15/2028		50,000	65,412
4.750%	06/30/2020		750,000	839,648

				1,486,928

Communications Equipment—0.2%
Cisco Systems, Inc.
5.900%	02/15/2039		500,000	612,494
5.500%	02/22/2016		500,000	540,583
4.950%	02/15/2019		500,000	564,419
Harris Corp.
6.150%	12/15/2040		250,000	295,431
Juniper Networks, Inc.
3.100%	03/15/2016		400,000	411,060
Motorola Solutions, Inc.
7.500%	05/15/2025		340,000	433,261

				2,857,248

Construction Materials—0.0%
CRH America, Inc.
6.000%	09/30/2016		250,000	277,525

Consumer Finance—0.7%
American Express Centurion Bank
0.875%	11/13/2015		400,000	402,121
American Express Co.
7.000%	03/19/2018		500,000	595,073
4.050%	12/03/2042		472,000	456,141
American Express Credit Corp.
2.125%	03/18/2019		500,000	502,685
American Express Credit Corp. MTN
2.800%	09/19/2016		400,000	416,714
2.750%	09/15/2015		400,000	410,598
American Honda Finance Corp.
2.125%	10/10/2018		500,000	508,449
Capital One Financial Corp.
6.150%	09/01/2016		200,000	221,447
Caterpillar Financial Services Corp. MTN
2.850%	06/01/2022		300,000	298,711
2.650%	04/01/2016		400,000	414,375
1.625%	06/01/2017		300,000	304,962

Coupon Rate	Maturity Date		Face	Value
Ford Motor Credit Co. LLC
5.875%	08/02/2021		$500,000	$587,900
5.000%	05/15/2018		200,000	222,688
4.250%	02/03/2017		200,000	214,919
4.250%	09/20/2022		200,000	213,698
3.984%	06/15/2016		300,000	317,151
3.000%	06/12/2017		300,000	313,196
2.750%	05/15/2015		500,000	509,709
1.724%	12/06/2017		400,000	400,494
HSBC USA, Inc.
2.250%	06/23/2019		500,000	502,236
John Deere Capital Corp.
1.200%	10/10/2017		300,000	299,265
1.050%	10/11/2016		750,000	754,057
John Deere Capital Corp. MTN
3.900%	07/12/2021		300,000	323,372
2.250%	06/07/2016		200,000	206,426
Toyota Motor Credit Corp.
0.875%	07/17/2015		500,000	503,079
Toyota Motor Credit Corp. MTN
4.500%	06/17/2020		300,000	331,016
2.625%	01/10/2023		300,000	291,574
1.250%	10/05/2017		400,000	400,042
1.125%	05/16/2017		500,000	501,245

				11,423,343

Containers & Packaging—0.0%
MeadWestvaco Corp.
7.375%	09/01/2019		300,000	363,462
Packaging Corp. of America
4.500%	11/01/2023		250,000	268,271

				631,733

Diversified Consumer Services—0.1%
Massachusetts Institute of Technology
4.678%	07/01/2114		250,000	267,427
Yale University MTN
2.086%	04/15/2019		500,000	505,726

				773,153

Diversified Financial Services—1.1%
Bank One Corp.
8.000%	04/29/2027		300,000	406,330
7.625%	10/15/2026		300,000	395,370
Bear Stearns Cos. LLC (The)
7.250%	02/01/2018		350,000	416,862
6.400%	10/02/2017		400,000	461,516
4.650%	07/02/2018		400,000	440,965
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (Netherlands)
5.750%	12/01/2043		300,000	347,017
4.625%	12/01/2023		400,000	423,586
3.875%	02/08/2022		400,000	424,422
3.375%	01/19/2017		300,000	317,882
2.250%	01/14/2019		500,000	506,908
2.125%	10/13/2015		200,000	204,498
General Electric Capital Corp.
2.950%	05/09/2016		400,000	417,221
1.625%	07/02/2015		1,000,000	1,012,970
General Electric Capital Corp. MTN
6.875%	01/10/2039		300,000	404,349
6.375%	11/15/2067	#	600,000	670,500
5.875%	01/14/2038		700,000	852,164
5.625%	09/15/2017		300,000	339,860
5.500%	01/08/2020		500,000	580,304

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2014 (Unaudited)

Vantagepoint Core Bond Index Fund

Coupon Rate	Maturity Date	Face	Value
CORPORATE OBLIGATIONS—(Continued)
5.400%	02/15/2017	$650,000	$722,041
5.375%	10/20/2016	750,000	826,774
4.625%	01/07/2021	300,000	334,535
3.100%	01/09/2023	1,000,000	993,994
2.300%	01/14/2019	500,000	510,609
General Electric Capital Corp., Series A MTN
6.750%	03/15/2032	450,000	595,305
Intercontinental Exchange, Inc.
2.500%	10/15/2018	300,000	307,188
Leucadia National Corp.
6.625%	10/23/2043	200,000	214,957
Murray Street Investment Trust I
4.647%	03/09/2017	1,000,000	1,081,468
NASDAQ OMX Group, Inc. (The)
4.250%	06/01/2024	400,000	406,312
National Rural Utilities Cooperative Finance Corp.
10.375%	11/01/2018	281,000	378,915
3.050%	03/01/2016	250,000	260,339
Shell International Finance BV (Netherlands)
6.375%	12/15/2038	500,000	661,061
5.200%	03/22/2017	500,000	555,956
3.625%	08/21/2042	300,000	274,700
2.375%	08/21/2022	500,000	482,470
Voya Financial, Inc.
5.500%	07/15/2022	500,000	573,604

			17,802,952

Diversified Telecommunication Services—1.1%
AT&T, Inc.
6.150%	09/15/2034	500,000	598,642
5.800%	02/15/2019	550,000	640,588
5.550%	08/15/2041	300,000	337,614
5.500%	02/01/2018	510,000	577,614
5.350%	09/01/2040	307,000	335,145
4.450%	05/15/2021	500,000	549,853
4.350%	06/15/2045	758,000	721,499
3.900%	03/11/2024	400,000	414,668
2.950%	05/15/2016	500,000	519,907
1.600%	02/15/2017	400,000	404,940
British Telecommunications plc (United Kingdom)
9.625%	12/15/2030	250,000	399,183
2.350%	02/14/2019	500,000	504,704
Cellco Partnership/Verizon Wireless Capital LLC
8.500%	11/15/2018	111,000	140,057
Deutsche Telekom International Finance BV (Netherlands)
8.750%	06/15/2030	300,000	439,837
Embarq Corp.
7.082%	06/01/2016	250,000	278,294
Orange SA (France)
9.000%	03/01/2031	500,000	754,434
Qwest Corp.
6.500%	06/01/2017	250,000	284,423
Telefonica Emisiones SAU (Spain)
5.134%	04/27/2020	600,000	670,778
3.729%	04/27/2015	200,000	204,939
Verizon Communications, Inc.
7.750%	12/01/2030	130,000	178,747
6.900%	04/15/2038	500,000	645,811
6.550%	09/15/2043	1,150,000	1,452,510
6.400%	02/15/2038	500,000	612,692
6.350%	04/01/2019	1,203,000	1,424,164

Coupon Rate	Maturity Date		Face	Value
6.000%	04/01/2041		$300,000	$352,632
5.850%	09/15/2035		250,000	292,959
5.150%	09/15/2023		1,250,000	1,401,465
5.050%	03/15/2034		400,000	428,261
4.500%	09/15/2020		150,000	165,224
3.650%	09/14/2018		200,000	214,105
3.500%	11/01/2021		400,000	412,764
3.000%	04/01/2016		400,000	414,884
2.450%	11/01/2022		300,000	281,955
2.000%	11/01/2016		400,000	408,604
0.700%	11/02/2015		400,000	401,171
Verizon Maryland LLC, Series B
5.125%	06/15/2033		250,000	255,496

				18,120,563

Electric Utilities—1.5%
Alabama Power Co., Series Q
5.500%	10/15/2017		150,000	169,422
Arizona Public Service Co.
4.500%	04/01/2042		300,000	314,409
Cleveland Electric Illuminating Co. (The)
5.950%	12/15/2036		300,000	341,494
Cleveland Electric Illuminating Co. (The), Series D
7.880%	11/01/2017		400,000	479,843
Commonwealth Edison Co.
5.900%	03/15/2036		300,000	375,362
5.875%	02/01/2033		200,000	244,228
5.800%	03/15/2018		100,000	114,826
Connecticut Light & Power Co. (The)
4.300%	04/15/2044		500,000	512,325
Connecticut Light & Power Co. (The), Series 09-A
5.500%	02/01/2019		300,000	342,842
Constellation Energy Group, Inc.
5.150%	12/01/2020		400,000	451,454
Dominion Gas Holdings LLC
3.550%	11/01/2023	^	250,000	255,358
DTE Electric Co.
3.450%	10/01/2020		300,000	315,765
Duke Energy Carolinas LLC
6.450%	10/15/2032		330,000	426,324
4.300%	06/15/2020		100,000	110,628
4.000%	09/30/2042		300,000	293,287
Duke Energy Corp.
2.150%	11/15/2016		200,000	205,850
Duke Energy Florida, Inc.
6.400%	06/15/2038		350,000	469,788
0.650%	11/15/2015		300,000	300,841
Duke Energy Indiana, Inc.
3.750%	07/15/2020		300,000	321,154
Entergy Corp.
4.700%	01/15/2017		500,000	539,799
Exelon Corp.
4.900%	06/15/2015		350,000	363,924
Florida Power & Light Co.
5.625%	04/01/2034		50,000	61,368
5.125%	06/01/2041		200,000	233,771
4.950%	06/01/2035		100,000	113,299
Georgia Power Co., Series 07-A
5.650%	03/01/2037		200,000	240,312
Great Plains Energy, Inc.
4.850%	06/01/2021		400,000	442,685
Indiana Michigan Power Co.
7.000%	03/15/2019		250,000	304,013

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2014 (Unaudited)

Vantagepoint Core Bond Index Fund

Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Jersey Central Power & Light
5.625%	05/01/2016		$500,000	$538,988
Kentucky Utilities Co.
5.125%	11/01/2040		500,000	579,837
MidAmerican Energy Co.
4.400%	10/15/2044		500,000	513,992
3.700%	09/15/2023		500,000	524,614
MidAmerican Energy Co. MTN
5.800%	10/15/2036		500,000	621,302
Mississippi Power Co., Series 2012-A
4.250%	03/15/2042		300,000	294,957
NextEra Energy Capital Holdings, Inc.
6.000%	03/01/2019		250,000	291,584
4.500%	06/01/2021		200,000	218,713
1.200%	06/01/2015		500,000	503,156
Northern States Power Co.
5.250%	03/01/2018		500,000	563,450
4.125%	05/15/2044		350,000	352,103
Ohio Power Co., Series K
6.000%	06/01/2016		500,000	548,783
Oklahoma Gas & Electric Co.
4.550%	03/15/2044		250,000	266,761
Oncor Electric Delivery Co. LLC
7.500%	09/01/2038		300,000	434,322
5.000%	09/30/2017		300,000	334,645
2.150%	06/01/2019	^	250,000	250,522
Pacific Gas & Electric Co.
6.050%	03/01/2034		500,000	620,267
4.750%	02/15/2044		250,000	267,215
4.450%	04/15/2042		300,000	307,991
PECO Energy Co.
2.375%	09/15/2022		200,000	192,510
Potomac Electric Power Co.
7.900%	12/15/2038		200,000	310,963
PPL Capital Funding, Inc.
4.700%	06/01/2043		200,000	205,942
3.400%	06/01/2023		200,000	200,669
Progress Energy, Inc.
7.050%	03/15/2019		400,000	488,716
4.400%	01/15/2021		300,000	329,207
PSEG Power LLC
8.625%	04/15/2031		300,000	433,184
2.750%	09/15/2016		200,000	207,741
Public Service Co. of Colorado
4.300%	03/15/2044		250,000	260,077
Public Service Co. of Oklahoma, Series G
6.625%	11/15/2037		300,000	391,319
Public Service Electric & Gas Co. MTN
3.650%	09/01/2042		200,000	183,951
Sierra Pacific Power Co., Series T
3.375%	08/15/2023		350,000	358,397
South Carolina Electric & Gas Co.
5.300%	05/15/2033		150,000	173,378
Southern California Edison Co.
6.650%	04/01/2029		500,000	643,807
4.050%	03/15/2042		300,000	297,775
Southern Power Co., Series D
4.875%	07/15/2015		350,000	366,059
Tampa Electric Co.
4.350%	05/15/2044		650,000	667,069

Coupon Rate	Maturity Date		Face	Value
Union Electric Co.
6.400%	06/15/2017		$250,000	$284,316
Virginia Electric and Power Co.
5.400%	04/30/2018		250,000	284,584
2.950%	01/15/2022		542,000	548,921
1.200%	01/15/2018		300,000	296,557
Westar Energy, Inc.
4.625%	09/01/2043		350,000	379,526
Wisconsin Electric Power
5.625%	05/15/2033		150,000	181,959
Xcel Energy, Inc.
4.800%	09/15/2041		200,000	216,111

				24,280,311

Electrical Equipment—0.1%
Eaton Corp.
4.150%	11/02/2042		100,000	97,157
2.750%	11/02/2022		100,000	97,008
1.500%	11/02/2017		300,000	300,615
0.950%	11/02/2015		100,000	100,474
Emerson Electric Co.
5.000%	04/15/2019		500,000	564,838
2.625%	02/15/2023		270,000	263,744

				1,423,836

Electronic Equipment, Instruments & Components—0.1%
Arrow Electronics, Inc.
4.500%	03/01/2023		300,000	314,093
3.000%	03/01/2018		400,000	413,918
Corning, Inc.
4.750%	03/15/2042		400,000	424,607
Jabil Circuit, Inc.
4.700%	09/15/2022		200,000	203,500

				1,356,118

Energy Equipment & Services—0.4%
Baker Hughes, Inc.
7.500%	11/15/2018		1,000,000	1,230,890
Cameron International Corp.
1.400%	06/15/2017		400,000	401,598
1.150%	12/15/2016		250,000	250,184
Diamond Offshore Drilling, Inc.
4.875%	11/01/2043	†	300,000	303,957
Halliburton Co.
7.450%	09/15/2039		400,000	581,091
Nabors Industries, Inc.
2.350%	09/15/2016		150,000	153,212
Noble Holding International Ltd. (Cayman Islands)
6.200%	08/01/2040		200,000	230,422
3.450%	08/01/2015		200,000	205,757
2.500%	03/15/2017		300,000	307,110
Pride International, Inc.
6.875%	08/15/2020		200,000	243,341
Rowan Cos., Inc.
4.875%	06/01/2022		250,000	268,219
Transocean, Inc. (Cayman Islands)
6.800%	03/15/2038		500,000	572,055
2.500%	10/15/2017		1,000,000	1,021,996
Weatherford International Ltd. (Bermuda)
9.625%	03/01/2019		400,000	525,434
6.750%	09/15/2040		300,000	369,342
4.500%	04/15/2022		300,000	319,487

				6,984,095

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2014 (Unaudited)

Vantagepoint Core Bond Index Fund

Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Food & Staples Retailing—0.4%
Costco Wholesale Corp.
0.650%	12/07/2015		$300,000	$301,200
CVS Caremark Corp.
5.750%	05/15/2041		300,000	361,040
4.125%	05/15/2021		200,000	216,449
4.000%	12/05/2023		300,000	314,543
2.250%	12/05/2018		750,000	759,960
Kroger Co. (The)
7.500%	04/01/2031		200,000	264,262
5.400%	07/15/2040		200,000	221,386
Walgreen Co.
4.400%	09/15/2042		200,000	193,559
Wal-Mart Stores, Inc.
7.550%	02/15/2030		250,000	356,519
5.250%	09/01/2035		750,000	870,649
4.875%	07/08/2040		300,000	332,127
4.300%	04/22/2044		750,000	760,665
4.250%	04/15/2021		300,000	332,115
3.625%	07/08/2020		300,000	322,730
2.550%	04/11/2023		500,000	482,710

				6,089,914

Food Products—0.4%
Archer-Daniels Midland Co.
5.450%	03/15/2018		500,000	568,450
ConAgra Foods, Inc.
4.650%	01/25/2043		300,000	296,961
3.250%	09/15/2022		200,000	197,284
2.100%	03/15/2018		200,000	200,817
1.300%	01/25/2016		400,000	403,480
General Mills, Inc.
5.400%	06/15/2040		300,000	339,107
3.150%	12/15/2021		200,000	204,460
Hillshire Brands Co. (The)
2.750%	09/15/2015		300,000	305,571
Kellogg Co.
4.000%	12/15/2020		190,000	201,245
Kraft Foods Group, Inc.
6.875%	01/26/2039		380,000	498,673
6.500%	02/09/2040		200,000	254,508
5.375%	02/10/2020		209,000	238,017
1.625%	06/04/2015		300,000	303,157
Mondelez International, Inc.
6.500%	02/09/2040		139,000	178,615
4.125%	02/09/2016		100,000	105,198
4.000%	02/01/2024		500,000	518,904
2.250%	02/01/2019		750,000	755,938
Unilever Capital Corp.
4.250%	02/10/2021		300,000	330,978

				5,901,363

Gas Utilities—0.1%
ONE Gas, Inc.
3.610%	02/01/2024	^	500,000	517,999
Southern California Gas Co.
5.125%	11/15/2040		400,000	465,346
4.450%	03/15/2044		200,000	212,492
Southern Natural Gas Co./Southern Natural Issuing Corp.
4.400%	06/15/2021		200,000	217,683

				1,413,520

Coupon Rate	Maturity Date	Face	Value
Health Care Equipment & Supplies—0.2%
Baxter International, Inc.
5.900%	09/01/2016	$400,000	$442,809
3.200%	06/15/2023	300,000	298,125
2.400%	08/15/2022	300,000	284,280
Becton Dickinson and Co.
5.000%	11/12/2040	300,000	335,211
Boston Scientific Corp.
7.375%	01/15/2040	200,000	277,010
6.250%	11/15/2015	200,000	214,644
6.000%	01/15/2020	200,000	232,779
CareFusion Corp.
6.375%	08/01/2019	250,000	293,018
Covidien International Finance SA (Luxembourg)
6.000%	10/15/2017	250,000	286,194
Medtronic, Inc.
4.450%	03/15/2020	300,000	332,676
2.750%	04/01/2023	100,000	96,879
Stryker Corp.
4.375%	05/15/2044	300,000	299,743
4.100%	04/01/2043	200,000	191,682

			3,585,050

Health Care Providers & Services—0.5%
Aetna, Inc.
6.625%	06/15/2036	250,000	326,320
4.125%	11/15/2042	200,000	192,707
1.500%	11/15/2017	200,000	200,918
AmerisourceBergen Corp.
3.400%	05/15/2024	200,000	199,896
Cardinal Health, Inc.
4.600%	03/15/2043	200,000	204,341
3.200%	03/15/2023	300,000	297,940
1.700%	03/15/2018	300,000	299,198
Cigna Corp.
5.125%	06/15/2020	300,000	339,672
Express Scripts Holding Co.
6.125%	11/15/2041	200,000	244,337
4.750%	11/15/2021	200,000	221,703
3.500%	11/15/2016	1,000,000	1,062,396
McKesson Corp.
4.883%	03/15/2044	400,000	421,729
2.850%	03/15/2023	300,000	289,832
Quest Diagnostics, Inc.
6.950%	07/01/2037	300,000	365,129
4.700%	04/01/2021	300,000	324,047
UnitedHealth Group, Inc.
6.625%	11/15/2037	300,000	399,224
6.000%	02/15/2018	500,000	577,348
5.950%	02/15/2041	200,000	248,879
5.375%	03/15/2016	200,000	215,977
1.625%	03/15/2019	400,000	394,276
Ventas Realty LP
1.250%	04/17/2017	500,000	500,407
WellPoint, Inc.
5.250%	01/15/2016	500,000	534,462
4.650%	01/15/2043	200,000	204,151
3.300%	01/15/2023	300,000	300,197

			8,365,086

Hotels, Restaurants & Leisure—0.1%
Carnival Corp. (Panama)
3.950%	10/15/2020	400,000	423,381

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2014 (Unaudited)

Vantagepoint Core Bond Index Fund

Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
McDonald’s Corp. MTN
5.350%	03/01/2018		$500,000	$568,277
Starbucks Corp.
2.000%	12/05/2018		400,000	403,249
Wyndham Worldwide Corp.
3.900%	03/01/2023		300,000	301,904
Yum! Brands, Inc.
6.875%	11/15/2037		52,000	66,926
5.350%	11/01/2043		250,000	274,878

				2,038,615

Household Durables—0.0%
Whirlpool Corp. MTN
4.850%	06/15/2021		200,000	220,962

Household Products—0.1%
Clorox Co. (The)
3.800%	11/15/2021		400,000	419,622
Kimberly-Clark Corp.
6.125%	08/01/2017		500,000	575,232
Procter & Gamble Co. (The)
5.800%	08/15/2034		250,000	313,981
5.550%	03/05/2037		250,000	305,705
4.700%	02/15/2019		500,000	565,299

				2,179,839

Independent Power and Renewable Electricity Producers—0.0%
Empresa Nacional de Electricidad SA (Chile)
4.250%	04/15/2024		500,000	504,031

Industrial Conglomerates—0.3%
3M Co. MTN
5.700%	03/15/2037		100,000	124,257
2.000%	06/26/2022		300,000	285,721
GE Capital Trust I
6.375%	11/15/2067	#	130,000	144,950
General Electric Co.
5.250%	12/06/2017		500,000	564,571
4.500%	03/11/2044		400,000	418,508
4.125%	10/09/2042		300,000	297,522
3.375%	03/11/2024		1,000,000	1,021,065
2.700%	10/09/2022		300,000	295,155
0.850%	10/09/2015		300,000	301,583
Ingersoll-Rand Global Holding Co. Ltd.
2.875%	01/15/2019		120,000	123,140
Koninklijke Philips NV (Netherlands)
3.750%	03/15/2022		500,000	526,616
Roper Industries, Inc.
1.850%	11/15/2017		200,000	201,829

				4,304,917

Insurance—1.0%
AEGON Funding Co. LLC
5.750%	12/15/2020		290,000	340,372
Aflac, Inc.
3.625%	06/15/2023		400,000	409,031
Allstate Corp. (The)
3.150%	06/15/2023		1,000,000	1,005,350
American International Group, Inc.
8.175%	05/15/2058	#	300,000	414,750

Coupon Rate	Maturity Date		Face	Value
6.400%	12/15/2020		$400,000	$483,553
6.250%	05/01/2036		400,000	506,097
3.800%	03/22/2017		500,000	534,651
American International Group, Inc. MTN
5.850%	01/16/2018		500,000	571,254
Aon plc (United Kingdom)
4.450%	05/24/2043		400,000	390,150
3.500%	06/14/2024		400,000	399,618
Arch Capital Group US, Inc.
5.144%	11/01/2043		150,000	162,935
AXA SA (France)
8.600%	12/15/2030		250,000	336,562
Berkshire Hathaway Finance Corp.
4.300%	05/15/2043		300,000	299,262
4.250%	01/15/2021		300,000	330,872
2.000%	08/15/2018		500,000	509,250
1.600%	05/15/2017		400,000	406,576
Chubb Corp. (The)
6.375%	03/29/2067	#	200,000	223,250
CNA Financial Corp.
5.750%	08/15/2021		300,000	349,557
Fidelity National Financial, Inc.
6.600%	05/15/2017		300,000	338,108
Genworth Financial, Inc.
7.700%	06/15/2020		200,000	247,085
Genworth Holdings, Inc.
4.900%	08/15/2023		250,000	268,103
Hartford Financial Services Group, Inc. (The)
6.100%	10/01/2041		150,000	187,188
4.000%	10/15/2017		300,000	323,970
Hartford Financial Services Group, Inc. MTN
6.000%	01/15/2019		500,000	580,780
Lincoln National Corp.
6.150%	04/07/2036		250,000	308,245
Markel Corp.
5.000%	03/30/2043		300,000	312,890
MetLife, Inc.
7.717%	02/15/2019		500,000	623,260
6.750%	06/01/2016		600,000	667,063
5.700%	06/15/2035		250,000	301,913
4.875%	11/13/2043		300,000	325,710
3.600%	04/10/2024		500,000	510,281
PartnerRe Finance B LLC
5.500%	06/01/2020		90,000	102,501
Progressive Corp. (The)
6.625%	03/01/2029		150,000	198,469
Prudential Financial, Inc.
3.500%	05/15/2024		400,000	399,624
Prudential Financial, Inc. MTN
6.625%	06/21/2040		100,000	131,152
5.800%	11/16/2041		200,000	239,081
5.700%	12/14/2036		250,000	295,069
5.375%	06/21/2020		300,000	344,419
4.750%	09/17/2015		300,000	314,948
Travelers Cos., Inc. (The)
6.750%	06/20/2036		500,000	684,849
Trinity Acquisition plc (United Kingdom)
4.625%	08/15/2023		500,000	518,970
Unum Group
4.000%	03/15/2024		350,000	361,913
Validus Holdings Ltd. (Bermuda)
8.875%	01/26/2040		200,000	288,280
XLIT Ltd. (Cayman Islands)
2.300%	12/15/2018		400,000	398,240

				16,945,201

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2014 (Unaudited)

Vantagepoint Core Bond Index Fund

Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Internet & Catalog Retail—0.1%
Amazon.com, Inc.
2.500%	11/29/2022	†	$200,000	$189,523
1.200%	11/29/2017		200,000	198,961
0.650%	11/27/2015		400,000	400,784
Expedia, Inc.
7.456%	08/15/2018	†	500,000	593,503
QVC, Inc.
3.125%	04/01/2019		120,000	122,175

				1,504,946

Internet Software & Services—0.1%
Baidu, Inc. (Cayman Islands)
2.750%	06/09/2019		400,000	402,019
eBay, Inc.
4.000%	07/15/2042		100,000	89,733
2.600%	07/15/2022	†	100,000	95,978
1.350%	07/15/2017		100,000	100,545
0.700%	07/15/2015		200,000	200,841
Google, Inc.
3.625%	05/19/2021		300,000	322,052
2.125%	05/19/2016		300,000	309,204

				1,520,372

IT Services—0.3%
Computer Sciences Corp.
4.450%	09/15/2022		200,000	210,068
2.500%	09/15/2015		300,000	305,455
Fiserv, Inc.
3.500%	10/01/2022		200,000	201,514
International Business Machines Corp.
7.000%	10/30/2025		300,000	397,758
5.700%	09/14/2017		500,000	570,077
3.625%	02/12/2024		250,000	257,032
2.000%	01/05/2016		1,000,000	1,023,509
1.625%	05/15/2020		400,000	386,008
MasterCard, Inc.
2.000%	04/01/2019		200,000	201,040
Western Union Co. (The)
5.253%	04/01/2020		502,000	554,448
Xerox Corp.
6.350%	05/15/2018	†	500,000	581,504
4.500%	05/15/2021		200,000	216,407

				4,904,820

Leisure Products—0.0%
Hasbro, Inc.
5.100%	05/15/2044		200,000	207,302
Mattel, Inc.
2.350%	05/06/2019		300,000	301,714

				509,016

Life Sciences Tools & Services—0.1%
Agilent Technologies, Inc.
5.000%	07/15/2020		100,000	109,896
Thermo Fisher Scientific, Inc.
4.150%	02/01/2024		500,000	523,910
2.400%	02/01/2019		750,000	758,450

				1,392,256

Coupon Rate	Maturity Date		Face	Value
Machinery—0.2%
Caterpillar, Inc.
4.750%	05/15/2064		$500,000	$523,660
3.803%	08/15/2042		385,000	358,418
3.400%	05/15/2024		500,000	506,725
Deere & Co.
4.375%	10/16/2019		1,000,000	1,113,044
Dover Corp.
5.375%	03/01/2041		300,000	350,608
Illinois Tool Works, Inc.
3.500%	03/01/2024		350,000	359,447
Parker Hannifin Corp. MTN
3.500%	09/15/2022		100,000	102,720

				3,314,622

Media—1.2%
21st Century Fox America, Inc.
8.000%	10/17/2016		150,000	173,431
7.750%	12/01/2045		200,000	289,411
6.200%	12/15/2034		1,000,000	1,228,024
6.150%	02/15/2041		300,000	364,889
5.650%	08/15/2020		500,000	583,140
CBS Corp.
7.875%	07/30/2030		250,000	336,795
5.750%	04/15/2020		200,000	232,062
4.850%	07/01/2042		250,000	249,061
1.950%	07/01/2017		300,000	305,207
Comcast Corp.
6.500%	01/15/2017		750,000	853,608
6.450%	03/15/2037		500,000	639,846
6.300%	11/15/2017		700,000	814,496
5.850%	11/15/2015		400,000	429,284
5.650%	06/15/2035		200,000	236,735
4.500%	01/15/2043		200,000	204,717
2.850%	01/15/2023	†	500,000	497,146
Cox Communications, Inc.
5.500%	10/01/2015		75,000	79,414
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.
6.375%	03/01/2041		500,000	606,957
5.200%	03/15/2020		200,000	225,582
3.800%	03/15/2022		300,000	310,301
3.500%	03/01/2016		400,000	417,568
Discovery Communications LLC
5.625%	08/15/2019		400,000	458,573
Grupo Televisa SAB (Mexico)
5.000%	05/13/2045		200,000	201,398
Historic TW, Inc.
9.150%	02/01/2023		300,000	416,243
Interpublic Group of Cos., Inc. (The)
4.200%	04/15/2024		250,000	258,484
NBCUniversal Media LLC
6.400%	04/30/2040		200,000	257,316
5.950%	04/01/2041		250,000	308,066
4.375%	04/01/2021		250,000	276,287
Omnicom Group, Inc.
5.900%	04/15/2016		500,000	543,074
Thomson Reuters Corp. (Canada)
6.500%	07/15/2018		300,000	351,779
Time Warner Cable, Inc.
8.750%	02/14/2019		1,000,000	1,283,740
6.750%	06/15/2039		200,000	258,635
5.850%	05/01/2017		400,000	450,165
4.500%	09/15/2042		300,000	293,195

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2014 (Unaudited)

Vantagepoint Core Bond Index Fund

Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Time Warner Entertainment Co. LP
8.375%	03/15/2023		$250,000	$338,667
8.375%	07/15/2033		250,000	367,807
Time Warner, Inc.
7.700%	05/01/2032		400,000	556,981
5.875%	11/15/2016		700,000	779,886
5.375%	10/15/2041		250,000	272,736
4.050%	12/15/2023		750,000	779,504
Viacom, Inc.
6.875%	04/30/2036		300,000	380,518
4.500%	03/01/2021		200,000	218,604
4.375%	03/15/2043		200,000	186,384
2.500%	12/15/2016		300,000	309,411
Walt Disney Co. (The) MTN
4.125%	06/01/2044		500,000	494,076
3.700%	12/01/2042		200,000	184,910
2.350%	12/01/2022		200,000	193,134
1.100%	12/01/2017		250,000	249,029
0.450%	12/01/2015		350,000	350,471
Walt Disney Co. (The), Series B MTN
7.000%	03/01/2032		210,000	290,716

				20,387,463

Metals & Mining—0.6%
Barrick PD Australia Finance Pty Ltd. (Australia)
5.950%	10/15/2039		400,000	421,301
BHP Billiton Finance USA Ltd. (Australia)
6.500%	04/01/2019		500,000	602,346
5.000%	09/30/2043		350,000	388,365
4.125%	02/24/2042		400,000	390,959
1.625%	02/24/2017		400,000	407,272
Cliffs Natural Resources, Inc.
3.950%	01/15/2018	†	250,000	253,540
Freeport-McMoRan Copper & Gold, Inc.
3.875%	03/15/2023		800,000	799,026
3.550%	03/01/2022		400,000	396,779
Goldcorp, Inc. (Canada)
3.625%	06/09/2021		400,000	405,170
Newmont Mining Corp.
6.250%	10/01/2039		200,000	210,879
3.500%	03/15/2022		400,000	386,300
Rio Tinto Alcan, Inc. (Canada)
6.125%	12/15/2033		150,000	180,172
Rio Tinto Finance USA Ltd. (Australia)
3.500%	11/02/2020		226,000	236,795
Rio Tinto Finance USA plc (United Kingdom)
4.750%	03/22/2042		300,000	314,003
3.500%	03/22/2022		500,000	513,932
2.250%	12/14/2018		400,000	408,175
2.000%	03/22/2017		500,000	512,032
Southern Copper Corp.
7.500%	07/27/2035		250,000	293,532
Teck Resources Ltd. (Canada)
5.200%	03/01/2042		300,000	289,960
3.000%	03/01/2019		300,000	306,696
Vale Overseas Ltd. (Cayman Islands)
6.875%	11/21/2036		400,000	444,816
6.250%	01/23/2017		500,000	560,170
4.625%	09/15/2020		500,000	539,360

				9,261,580

Coupon Rate	Maturity Date	Face	Value
Multiline Retail—0.2%
Dollar General Corp.
1.875%	04/15/2018	$500,000	$496,287
Kohl’s Corp.
4.000%	11/01/2021	300,000	313,138
Macy’s Retail Holdings, Inc.
6.900%	04/01/2029	100,000	125,392
6.650%	07/15/2024	100,000	123,863
5.900%	12/01/2016	500,000	557,526
4.300%	02/15/2043	200,000	188,835
Nordstrom, Inc.
4.000%	10/15/2021	100,000	107,209
Target Corp.
6.350%	11/01/2032	500,000	630,157
6.000%	01/15/2018	500,000	576,183
4.000%	07/01/2042	200,000	189,516

			3,308,106

Multi-Utilities—0.2%
Ameren Illinois Co.
2.700%	09/01/2022	400,000	393,899
Berkshire Hathaway Energy Co.
6.125%	04/01/2036	200,000	248,776
Consolidated Edison Co. of New York, Inc., Series 06-C
5.500%	09/15/2016	500,000	550,052
Consolidated Edison Co. of New York, Inc., Series 09-C
5.500%	12/01/2039	300,000	357,146
Consumers Energy Co., Series P
5.500%	08/15/2016	150,000	164,787
Dominion Resources, Inc., Series A
5.600%	11/15/2016	300,000	332,031
Dominion Resources, Inc., Series C
4.900%	08/01/2041	300,000	316,255
NiSource Finance Corp.
5.450%	09/15/2020	500,000	573,075
5.250%	02/15/2043	300,000	324,364
Puget Sound Energy, Inc.
4.434%	11/15/2041	300,000	313,608
Sempra Energy
6.150%	06/15/2018	250,000	290,432

			3,864,425

Oil, Gas & Consumable Fuels—2.2%
Alberta Energy Co. Ltd. (Canada)
7.375%	11/01/2031	400,000	522,750
Anadarko Petroleum Corp.
8.700%	03/15/2019	500,000	644,815
Apache Corp.
5.250%	02/01/2042	500,000	563,189
Apache Finance Canada Corp. (Canada)
7.750%	12/15/2029	150,000	215,205
Boardwalk Pipelines LP
3.375%	02/01/2023	200,000	185,195
BP Capital Markets plc (United Kingdom)
4.500%	10/01/2020	300,000	332,394
3.814%	02/10/2024	350,000	362,329
3.245%	05/06/2022	200,000	202,822
3.200%	03/11/2016	400,000	417,850
2.750%	05/10/2023	500,000	481,226
2.237%	05/10/2019	500,000	504,870
1.846%	05/05/2017	200,000	204,403
Buckeye Partners LP
2.650%	11/15/2018	250,000	254,426

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2014 (Unaudited)

Vantagepoint Core Bond Index Fund

Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Canadian Natural Resources Ltd. (Canada)
5.850%	02/01/2035		$500,000	$587,365
3.450%	11/15/2021		200,000	206,559
Cenovus Energy, Inc. (Canada)
5.700%	10/15/2019		200,000	232,201
CenterPoint Energy Resources Corp.
4.500%	01/15/2021		434,000	477,469
Chevron Corp.
3.191%	06/24/2023		400,000	407,035
2.355%	12/05/2022		400,000	385,234
0.889%	06/24/2016		300,000	302,060
CNOOC Finance 2013 Ltd. (Virgin Islands, British)
4.250%	05/09/2043		200,000	186,310
3.000%	05/09/2023		200,000	189,205
1.750%	05/09/2018		200,000	198,633
1.125%	05/09/2016		200,000	200,533
ConocoPhillips Canada Funding Co. I (Canada)
5.950%	10/15/2036		500,000	635,554
5.625%	10/15/2016		500,000	554,302
ConocoPhillips Holding Co.
6.950%	04/15/2029		500,000	686,424
Continental Resources, Inc.
4.500%	04/15/2023		400,000	428,034
3.800%	06/01/2024	^	300,000	303,852
Devon Energy Corp.
7.950%	04/15/2032		350,000	496,967
5.600%	07/15/2041		100,000	116,171
2.400%	07/15/2016		300,000	309,581
1.875%	05/15/2017		300,000	305,389
Ecopetrol SA (Colombia)
4.250%	09/18/2018		500,000	536,250
El Paso Pipeline Partners Operating Co. LLC
4.700%	11/01/2042		200,000	187,657
Enable Midstream Partners LP
5.000%	05/15/2044	^	350,000	354,089
Enbridge Energy Partners LP
9.875%	03/01/2019		300,000	394,103
Encana Corp. (Canada)
5.150%	11/15/2041		300,000	328,257
3.900%	11/15/2021		300,000	317,495
Energy Transfer Partners LP
6.500%	02/01/2042		400,000	479,385
5.200%	02/01/2022		300,000	332,493
Enterprise Products Operating LLC
5.950%	02/01/2041		200,000	238,918
5.100%	02/15/2045		250,000	267,920
4.450%	02/15/2043		200,000	196,975
3.700%	06/01/2015		100,000	102,908
3.350%	03/15/2023		300,000	301,074
3.200%	02/01/2016		200,000	207,847
Enterprise Products Operating LLC, Series D
6.875%	03/01/2033		150,000	194,992
EOG Resources, Inc.
4.100%	02/01/2021		300,000	327,212
Exxon Mobil Corp.
3.176%	03/15/2024		400,000	408,701
Hess Corp.
7.300%	08/15/2031		250,000	333,283
1.300%	06/15/2017		400,000	400,964

Coupon Rate	Maturity Date		Face	Value
Kerr-McGee Corp.
7.875%	09/15/2031		$750,000	$1,062,095
Kinder Morgan Energy Partners LP
6.550%	09/15/2040		300,000	359,771
6.500%	02/01/2037		300,000	353,464
5.950%	02/15/2018		300,000	342,583
5.000%	03/01/2043		200,000	199,240
4.150%	03/01/2022		500,000	520,256
3.500%	09/01/2023		400,000	389,233
Magellan Midstream Partners LP
4.200%	12/01/2042		200,000	190,897
Marathon Oil Corp.
5.900%	03/15/2018		455,000	521,262
Nexen Energy ULC (Canada)
6.400%	05/15/2037		500,000	603,620
Noble Energy, Inc.
5.250%	11/15/2043		300,000	332,015
Occidental Petroleum Corp.
2.700%	02/15/2023		300,000	291,846
1.750%	02/15/2017		750,000	764,361
ONEOK Partners LP
6.150%	10/01/2016		160,000	178,341
3.375%	10/01/2022		300,000	298,578
Petrobras Global Finance BV (Netherlands)
7.250%	03/17/2044	†	250,000	276,875
4.375%	05/20/2023	†	400,000	386,220
3.250%	03/17/2017		350,000	359,727
Petrobras International Finance Co. (Cayman Islands)
5.750%	01/20/2020		500,000	535,650
Petro-Canada (Canada)
5.950%	05/15/2035		100,000	119,869
Phillips 66
4.300%	04/01/2022		400,000	433,638
Pioneer Natural Resources Co.
3.950%	07/15/2022		200,000	210,393
Plains All American Pipeline LP/PAA Finance Corp.
4.300%	01/31/2043		200,000	192,516
3.950%	09/15/2015		300,000	311,694
2.850%	01/31/2023		400,000	386,035
Statoil ASA (Norway)
5.100%	08/17/2040		300,000	342,839
3.150%	01/23/2022		500,000	511,803
2.650%	01/15/2024		300,000	288,905
1.150%	05/15/2018		300,000	295,845
Suncor Energy, Inc. (Canada)
7.150%	02/01/2032		500,000	680,913
Sunoco Logistics Partners Operations LP
4.950%	01/15/2043		200,000	201,368
3.450%	01/15/2023		200,000	197,651
Talisman Energy, Inc. (Canada)
6.250%	02/01/2038		300,000	349,977
Tennessee Gas Pipeline Co. LLC
7.000%	10/15/2028		350,000	448,930
Texas Eastern Transmission LP
7.000%	07/15/2032		150,000	198,765
Total Capital International SA (France)
3.700%	01/15/2024		250,000	259,344
2.875%	02/17/2022		400,000	399,965
2.100%	06/19/2019		300,000	301,693
Total Capital SA (France)
4.450%	06/24/2020		300,000	335,125
TransCanada PipeLines Ltd. (Canada)
6.350%	05/15/2067	#	1,000,000	1,043,750
5.850%	03/15/2036		500,000	599,498

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2014 (Unaudited)

Vantagepoint Core Bond Index Fund

Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
3.750%	10/16/2023		$400,000	$413,600
Valero Energy Corp.
6.625%	06/15/2037		500,000	623,276
6.125%	06/15/2017		250,000	284,942
Western Gas Partners LP
2.600%	08/15/2018		250,000	255,031
Williams Cos., Inc. (The)
7.875%	09/01/2021		230,000	285,959
Williams Partners LP
6.300%	04/15/2040		100,000	119,126
5.250%	03/15/2020		100,000	112,941
4.500%	11/15/2023		350,000	371,952

				36,554,252

Paper & Forest Products—0.1%
International Paper Co.
7.500%	08/15/2021		500,000	638,004
7.300%	11/15/2039		1,000,000	1,354,420

				1,992,424

Pharmaceuticals—0.9%
AbbVie, Inc.
4.400%	11/06/2042		300,000	292,404
2.900%	11/06/2022		300,000	290,642
2.000%	11/06/2018		300,000	299,939
1.750%	11/06/2017		300,000	301,880
1.200%	11/06/2015		300,000	302,126
Actavis Funding SCS (Luxembourg)
1.300%	06/15/2017	^	300,000	299,642
Actavis, Inc.
6.125%	08/15/2019		500,000	588,029
AstraZeneca plc (United Kingdom)
5.900%	09/15/2017		250,000	286,039
4.000%	09/18/2042		300,000	287,026
Bristol-Myers Squibb Co.
5.875%	11/15/2036		155,000	192,157
3.250%	08/01/2042		200,000	166,386
Eli Lilly & Co.
6.770%	01/01/2036		250,000	335,428
GlaxoSmithKline Capital plc (United Kingdom)
2.850%	05/08/2022		300,000	296,640
GlaxoSmithKline Capital, Inc.
2.800%	03/18/2023		1,200,000	1,169,449
Johnson & Johnson
4.950%	05/15/2033		200,000	232,248
4.850%	05/15/2041		200,000	228,015
3.550%	05/15/2021		200,000	215,406
2.150%	05/15/2016		200,000	206,097
Merck & Co., Inc.
6.550%	09/15/2037		200,000	267,970
6.500%	12/01/2033		250,000	334,019
3.875%	01/15/2021		500,000	540,229
3.600%	09/15/2042		200,000	179,971
2.400%	09/15/2022		200,000	193,228
1.100%	01/31/2018		200,000	196,984
Merck Sharp & Dohme Corp.
5.000%	06/30/2019		500,000	569,564
Mylan, Inc.
5.400%	11/29/2043		250,000	270,232
1.350%	11/29/2016		250,000	250,564

Coupon Rate	Maturity Date		Face	Value
Novartis Capital Corp.
4.400%	05/06/2044		$230,000	$240,394
2.900%	04/24/2015		200,000	204,297
Novartis Securities Investment Ltd. (Bermuda)
5.125%	02/10/2019		500,000	570,499
Perrigo Co. plc (Ireland)
2.300%	11/08/2018	^	300,000	300,185
Pfizer, Inc.
4.400%	05/15/2044		350,000	359,737
3.400%	05/15/2024		350,000	356,141
3.000%	06/15/2023	†	1,000,000	1,000,692
Pharmacia Corp.
6.500%	12/01/2018		350,000	417,282
Sanofi (France)
2.625%	03/29/2016		400,000	414,472
Teva Pharmaceutical Finance Co. LLC
6.150%	02/01/2036		250,000	303,247
Teva Pharmaceutical Finance II BV / Teva Pharmaceutical Finance III LLC (Curacao)
3.000%	06/15/2015		300,000	307,389
Teva Pharmaceutical Finance IV LLC
2.250%	03/18/2020		200,000	195,838
Wyeth LLC
6.500%	02/01/2034		250,000	328,021
Zoetis, Inc.
4.700%	02/01/2043		200,000	203,932
3.250%	02/01/2023		300,000	297,310
1.150%	02/01/2016		300,000	302,002

				14,593,752

Real Estate Investment Trusts (REITs)—0.7%
American Tower Corp.
4.500%	01/15/2018		500,000	545,244
3.500%	01/31/2023		400,000	392,976
AvalonBay Communities, Inc. MTN
2.850%	03/15/2023		300,000	288,510
Boston Properties LP
4.125%	05/15/2021		300,000	319,483
3.125%	09/01/2023		450,000	437,857
Brandywine Operating Partnership LP
3.950%	02/15/2023		300,000	302,535
Camden Property Trust
5.000%	06/15/2015		200,000	208,272
CubeSmart LP
4.375%	12/15/2023		300,000	311,733
DDR Corp.
4.625%	07/15/2022		200,000	214,360
Duke Realty LP
3.875%	10/15/2022		200,000	203,931
ERP Operating LP
5.375%	08/01/2016		500,000	546,400
3.000%	04/15/2023		200,000	195,436
Federal Realty Investment Trust
2.750%	06/01/2023		200,000	191,848
HCP, Inc.
4.250%	11/15/2023		400,000	416,546
HCP, Inc. MTN
6.700%	01/30/2018		250,000	291,740
Health Care REIT, Inc.
6.125%	04/15/2020		300,000	349,188
4.500%	01/15/2024		200,000	211,133
Highwoods Realty LP
3.200%	06/15/2021		400,000	395,864

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2014 (Unaudited)

Vantagepoint Core Bond Index Fund

Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Hospitality Properties Trust
5.000%	08/15/2022		$300,000	$317,880
Host Hotels & Resorts LP
6.000%	10/01/2021		300,000	346,151
Kimco Realty Corp.
3.125%	06/01/2023		200,000	192,794
Lexington Realty Trust
4.400%	06/15/2024		400,000	405,317
Liberty Property LP
3.375%	06/15/2023		300,000	291,710
National Retail Properties, Inc.
3.900%	06/15/2024		400,000	403,171
Omega Healthcare Investors, Inc.
4.950%	04/01/2024	^	350,000	359,227
Realty Income Corp.
5.875%	03/15/2035		200,000	232,188
Regency Centers LP
3.750%	06/15/2024		200,000	201,110
Simon Property Group LP
4.750%	03/15/2042		400,000	427,026
4.375%	03/01/2021		400,000	440,412
2.800%	01/30/2017		500,000	521,484
2.200%	02/01/2019		400,000	404,224
Ventas Realty LP/Ventas Capital Corp.
4.250%	03/01/2022		400,000	425,586
Vornado Realty LP
2.500%	06/30/2019		500,000	501,378
Weyerhaeuser Co.
7.375%	03/15/2032		300,000	406,468
WP Carey, Inc.
4.600%	04/01/2024		350,000	364,446

				12,063,628

Road & Rail—0.3%
Burlington Northern Santa Fe LLC
7.950%	08/15/2030		300,000	421,796
5.650%	05/01/2017		500,000	561,722
5.150%	09/01/2043		350,000	387,335
3.450%	09/15/2021		200,000	208,145
Canadian National Railway Co. (Canada)
2.250%	11/15/2022		300,000	283,862
Canadian Pacific Railway Co. (Canada)
7.250%	05/15/2019		300,000	369,044
CSX Corp.
7.375%	02/01/2019		300,000	367,586
6.250%	04/01/2015		20,000	20,866
6.000%	10/01/2036		334,000	411,218
Norfolk Southern Corp.
5.900%	06/15/2019		300,000	350,208
4.800%	08/15/2043		350,000	373,848
3.250%	12/01/2021		200,000	205,399
Ryder System, Inc. MTN
2.350%	02/26/2019		400,000	403,727
Union Pacific Corp.
4.821%	02/01/2044		557,000	611,295
3.750%	03/15/2024		500,000	524,915

				5,500,966

Coupon Rate	Maturity Date		Face	Value
Semiconductors & Semiconductor Equipment—0.2%
Intel Corp.
4.800%	10/01/2041		$300,000	$318,935
4.250%	12/15/2042		200,000	196,759
3.300%	10/01/2021		300,000	311,142
1.350%	12/15/2017		400,000	400,449
Texas Instruments, Inc.
1.650%	08/03/2019		275,000	270,566
0.875%	03/12/2017		750,000	749,599
Xilinx, Inc.
2.125%	03/15/2019		150,000	150,433

				2,397,883

Software—0.2%
Microsoft Corp.
4.500%	10/01/2040		300,000	312,518
3.625%	12/15/2023		750,000	785,545
1.625%	09/25/2015		400,000	406,731
Oracle Corp.
5.750%	04/15/2018		500,000	575,072
5.375%	07/15/2040		500,000	570,478
5.250%	01/15/2016		500,000	535,901
2.500%	10/15/2022		400,000	383,398

				3,569,643

Specialty Retail—0.2%
Gap, Inc. (The)
5.950%	04/12/2021		200,000	231,785
Home Depot, Inc. (The)
5.875%	12/16/2036		550,000	682,633
5.400%	03/01/2016		400,000	431,811
2.000%	06/15/2019		400,000	400,740
Lowe’s Cos., Inc.
5.800%	04/15/2040		300,000	362,528
5.400%	10/15/2016		400,000	440,639
TJX Cos., Inc. (The)
2.750%	06/15/2021		300,000	300,583

				2,850,719

Technology Hardware, Storage & Peripherals—0.3%
Apple, Inc.
3.850%	05/04/2043		300,000	277,110
3.450%	05/06/2024		400,000	405,298
2.850%	05/06/2021		500,000	505,088
2.400%	05/03/2023		300,000	283,964
1.050%	05/05/2017		500,000	501,024
1.000%	05/03/2018		200,000	195,774
0.450%	05/03/2016		200,000	199,666
EMC Corp.
1.875%	06/01/2018		500,000	503,776
Hewlett-Packard Co.
6.000%	09/15/2041		200,000	231,031
4.650%	12/09/2021		300,000	327,821
3.750%	12/01/2020		500,000	523,369
3.300%	12/09/2016		300,000	315,899
2.200%	12/01/2015		250,000	255,446
2.125%	09/13/2015		500,000	508,963
Seagate HDD Cayman (Cayman Islands)
4.750%	06/01/2023	^	400,000	405,000
Seagate Technology HDD Holdings (Cayman Islands)
6.800%	10/01/2016		75,000	84,375

				5,523,604

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2014 (Unaudited)

Vantagepoint Core Bond Index Fund

Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Textiles, Apparel & Luxury Goods—0.0%
NIKE, Inc.
3.625%	05/01/2043		$300,000	$278,189
2.250%	05/01/2023		300,000	283,531

				561,720

Thrifts & Mortgage Finance—0.1%
Abbey National Treasury Services plc (United Kingdom)
3.050%	08/23/2018		350,000	366,885
BPCE SA (France)
4.000%	04/15/2024		750,000	767,138

				1,134,023

Tobacco—0.3%
Altria Group, Inc.
9.950%	11/10/2038		97,000	162,080
9.250%	08/06/2019		524,000	697,077
4.250%	08/09/2042		750,000	701,541
4.000%	01/31/2024		500,000	514,784
Lorillard Tobacco Co.
6.875%	05/01/2020		300,000	356,945
Philip Morris International, Inc.
5.650%	05/16/2018		500,000	574,517
4.375%	11/15/2041		200,000	200,955
2.900%	11/15/2021		200,000	201,971
1.625%	03/20/2017		500,000	508,216
1.125%	08/21/2017		300,000	299,341
Reynolds American, Inc.
6.150%	09/15/2043		300,000	344,791

				4,562,218

Trading Companies & Distributors—0.0%
Air Lease Corp.
3.375%	01/15/2019	†	200,000	206,750
GATX Corp.
4.750%	06/15/2022		300,000	324,072

				530,822

Wireless Telecommunication Services—0.2%
America Movil SAB de CV (Mexico)
6.125%	03/30/2040		300,000	356,346
5.000%	03/30/2020		400,000	445,468
3.125%	07/16/2022		500,000	493,250
Rogers Communications, Inc. (Canada)
6.800%	08/15/2018		500,000	594,770
Telefonica Europe BV (Netherlands)
8.250%	09/15/2030		350,000	479,790
Vodafone Group plc (United Kingdom)
7.875%	02/15/2030		250,000	346,504
6.150%	02/27/2037		200,000	238,430
5.625%	02/27/2017		500,000	556,744
1.500%	02/19/2018		300,000	298,265

				3,809,567

TOTAL CORPORATE OBLIGATIONS
(Cost $373,822,922)				399,392,317

Coupon Rate	Maturity Date		Face	Value
MORTGAGE-BACKED SECURITIES—30.9%
Commercial Mortgage-Backed Securities—1.5%
Banc of America Commercial Mortgage Trust, Series 2006-3, Class A4
5.889%	07/10/2044	#	$490,041	$528,967
Banc of America Commercial Mortgage Trust, Series 2007-2, Class A2
5.634%	04/10/2049	#	93,495	93,907
Banc of America Commercial Mortgage Trust, Series 2007-5, Class A4
5.492%	02/10/2051		2,000,000	2,184,372
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-6, Class A4
5.349%	09/10/2047	#	800,000	836,661
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-6, Class AM
5.349%	09/10/2047	#	1,000,000	1,058,186
Bear Stearns Commercial Mortgage Securities, Series 2005-PWR8, Class A4
4.674%	06/11/2041		664,220	681,336
Bear Stearns Commercial Mortgage Securities, Series 2005-T20, Class A4A
5.288%	10/12/2042	#	921,000	962,081
Bear Stearns Commercial Mortgage Securities, Series 2006-T24, Class A4
5.537%	10/12/2041		962,716	1,046,109
Citigroup Commercial Mortgage Trust, Series 2013-GC17, Class A2
2.962%	11/10/2046		1,000,000	1,040,904
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class A4
5.401%	07/15/2044	#	865,461	900,288
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class A4
5.322%	12/11/2049	†	1,000,000	1,088,993
COMM Mortgage Trust, Series 2013-CR11, Class B
5.332%	10/10/2046	#	500,000	558,712
COMM Mortgage Trust, Series 2013-LC13, Class A4
3.916%	08/10/2046		1,000,000	1,057,441
COMM Mortgage Trust, Series 2014-CR15, Class A4
4.074%	02/10/2047	#	500,000	533,367
COMM Mortgage Trust, Series 2014-CR16, Class A4
4.051%	04/10/2047		500,000	531,654
GMAC Commercial Mortgage Securities, Inc., Series 2006-C1, Class AM
5.290%	11/10/2045	#	750,000	788,169
Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A4
5.736%	12/10/2049		1,000,000	1,113,041
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A4
5.444%	03/10/2039		1,000,000	1,092,189
GS Mortgage Securities Corp. II, Series 2006-GG6, Class A4
5.553%	04/10/2038	#	800,000	845,709
GS Mortgage Securities Corp. II, Series 2006-GG8, Class A4
5.560%	11/10/2039		1,200,000	1,302,019

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2014 (Unaudited)

Vantagepoint Core Bond Index Fund

Coupon Rate	Maturity Date			Face	Value
MORTGAGE-BACKED SECURITIES—(Continued)
GS Mortgage Securities Corp. II, Series 2012-GCJ7, Class A4
3.377%	05/10/2045			$1,000,000	$1,035,586
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB20, Class A4
5.794%	02/12/2051		#	500,000	555,319
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-LDPX, Class A3
5.420%	01/15/2049			474,028	518,197
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2012-C6, Class A3
3.507%	05/15/2045			500,000	520,015
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-3, Class A4
5.414%	07/12/2046		#	711,446	767,773
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C6, Class A4
2.858%	11/15/2045			500,000	493,032
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C11, Class A2
3.085%	08/15/2046			700,000	731,269
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class A4
3.102%	05/15/2046			800,000	795,976
UBS-Barclays Commercial Mortgage Trust, Series 2012-C4, Class A5
2.850%	12/10/2045			500,000	492,300
Wachovia Bank Commercial Mortgage Trust, Series 2006-C27, Class AM
5.795%	07/15/2045		#	1,000,000	1,083,572

					25,237,144

U.S. Government Agency Mortgage-Backed Securities—29.4%
Federal Home Loan Mortgage Corp.
7.500%	06/01/2027 10/01/2029	-		166,975	194,400
7.000%	02/01/2016 09/01/2036	-		264,866	285,408
6.500%	07/01/2014 01/01/2039	-		1,184,461	1,338,198
6.212%	01/01/2037		#	74,813	80,663
6.000%	11/01/2016- 10/01/2038			3,168,731	3,572,021
5.683%	02/01/2037		#	138,432	148,510
5.500%	02/01/2018- 08/01/2039			5,523,120	6,168,991
5.000%	08/01/2017- 04/01/2041			9,034,319	9,993,443
4.500%	08/01/2018- 08/01/2041			12,397,247	13,414,902
4.000%	07/01/2018- 02/01/2044			13,296,817	14,134,508
3.500%	10/01/2025- 06/01/2044			14,036,005	14,564,947
3.437%	06/01/2041		#	94,178	100,561
3.000%	03/01/2027- 01/01/2044			15,508,620	15,502,137
2.683%	01/01/2042		#	249,239	261,324
2.500%	08/01/2027- 07/01/2043			4,938,670	5,006,354

Coupon Rate	Maturity Date		Face	Value
2.480%	01/01/2037	#	$39,268	$41,306
2.457%	10/01/2043	#	754,188	769,745
2.140%	08/01/2043	#	833,698	838,658
Federal Home Loan Mortgage Corp. TBA
5.500%	08/15/2044		900,000	1,003,729
5.000%	07/15/2044		1,600,000	1,771,250
4.500%	07/15/2044- 08/15/2044		3,800,000	4,113,382
4.000%	07/15/2044- 08/15/2044		9,100,000	9,639,912
3.500%	07/15/2029- 08/15/2044		9,400,000	9,681,464
3.000%	07/15/2029- 08/15/2044		10,300,000	10,367,378
2.500%	07/15/2029		5,300,000	5,381,156
Federal National Mortgage Association
7.500%	06/01/2030- 07/01/2031		19,002	20,647
7.000%	03/01/2030- 04/01/2038		626,264	695,351
6.500%	02/01/2017- 10/01/2039		1,454,572	1,649,098
6.000%	06/01/2016- 11/01/2039		4,358,028	4,912,608
5.500%	01/01/2018- 05/01/2040		9,391,818	10,508,947
5.000%	03/01/2018- 05/01/2041		10,052,571	11,157,537
4.500%	03/01/2018- 11/01/2041		18,313,979	19,840,169
4.000%	08/01/2018- 06/01/2044		23,019,882	24,520,907
3.588%	08/01/2040	#	152,838	162,200
3.578%	05/01/2041	#	220,879	234,644
3.500%	10/01/2025- 02/01/2044		26,383,600	27,360,866
3.480%	02/01/2041	#	106,847	112,156
3.239%	07/01/2040	#	308,642	331,210
3.153%	06/01/2040	#	104,519	111,768
3.000%	07/01/2027- 11/01/2043		24,987,342	24,974,150
2.941%	05/01/2042	#	286,766	296,734
2.822%	01/01/2042	#	463,001	481,913
2.709%	12/01/2043	#	87,943	91,226
2.624%	01/01/2037	#	319,351	322,621
2.500%	08/01/2027- 07/01/2033		4,525,823	4,597,815
2.455%	05/01/2035	#	181,622	193,928
2.451%	02/01/2037	#	78,487	85,257
2.250%	03/01/2037	#	1,476,839	1,573,120
2.192%	05/01/2035	#	297,371	317,529
Federal National Mortgage Association—ACES, Series 2014-M3, Class AB2
3.462%	01/25/2024	#	640,000	662,309
Federal National Mortgage Association TBA
5.500%	07/25/2029- 07/25/2044		3,100,000	3,476,164
5.000%	07/25/2044		4,900,000	5,442,064
4.500%	07/25/2029- 08/25/2044		7,350,000	7,959,564
4.000%	07/25/2029- 07/25/2044		18,190,000	19,309,947
3.500%	07/25/2029- 08/25/2044		15,000,000	15,514,453
3.000%	07/25/2029- 08/25/2044		21,300,000	21,443,513

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2014 (Unaudited)

Vantagepoint Core Bond Index Fund

Coupon Rate	Maturity Date			Face	Value
MORTGAGE-BACKED SECURITIES—(Continued)
2.500%	07/25/2029- 07/25/2044			$11,400,000	$11,508,874
FHLMC Multifamily Structured Pass Through Certificates, Series K012, Class A2
4.186%	12/25/2020	#		900,000	1,001,021
FHLMC Multifamily Structured Pass Through Certificates, Series K014, Class A2
3.871%	04/25/2021			1,500,000	1,639,465
FHLMC Multifamily Structured Pass Through Certificates, Series K017, Class A2
2.873%	12/25/2021			575,000	591,757
FHLMC Multifamily Structured Pass Through Certificates, Series K032, Class A1
3.016%	02/25/2023			462,533	484,685
FHLMC Multifamily Structured Pass Through Certificates, Series K032, Class A2
3.310%	05/25/2023		#	865,000	902,492
FHLMC Multifamily Structured Pass Through Certificates, Series K033, Class A2
3.060%	07/25/2023		#	800,000	818,505
FHLMC Multifamily Structured Pass Through Certificates, Series K714, Class A1
2.075%	12/25/2019			650,308	665,622
Government National Mortgage Association
7.500%	12/15/2029- 05/15/2032			258,007	313,418
6.500%	03/15/2026- 01/15/2039			903,219	1,028,204
6.000%	02/15/2033- 12/15/2039			2,036,262	2,308,183
5.500%	01/15/2024- 07/20/2040			4,192,636	4,707,198
5.000%	05/15/2033- 03/20/2044			9,952,000	11,010,488
4.500%	04/20/2026- 05/20/2043			11,842,721	12,949,973
4.000%	08/15/2024- 04/20/2044			10,236,363	10,969,349
3.500%	12/15/2025- 05/20/2044			14,339,919	14,976,383
3.500%	12/20/2040- 05/20/2041		#	1,085,051	1,149,405
3.000%	04/15/2027- 10/20/2043			8,278,173	8,417,858
3.000%	02/20/2041- 07/20/2042		#	1,406,295	1,470,022
2.500%	12/20/2027- 07/20/2043			1,246,030	1,258,387
2.500%	12/20/2040- 11/20/2043		#	681,708	706,594
2.000%	10/20/2042- 06/20/2043		#	628,382	650,391
Government National Mortgage Association TBA
5.000%	07/15/2044			1,400,000	1,545,754
4.500%	07/15/2044- 08/15/2044			8,400,000	9,176,827
4.000%	07/15/2044- 08/15/2044			13,700,000	14,663,531
3.500%	07/15/2044- 08/15/2044			15,700,000	16,356,150

Coupon Rate	Maturity Date	Face	Value
3.000%	07/15/2044- 08/15/2044	$15,200,000	$15,341,328
2.500%	07/15/2044	300,000	289,734

			483,636,360

TOTAL MORTGAGE-BACKED SECURITIES
(Cost $497,146,664)			508,873,504

U.S. TREASURY OBLIGATIONS—34.4%
U.S. Treasury Bonds—5.1%
U.S. Treasury Bond
9.875%	11/15/2015	2,470,000	2,798,626
9.125%	05/15/2018	1,060,000	1,379,284
8.750%	05/15/2017	135,000	165,507
8.500%	02/15/2020	451,000	614,646
8.125%	05/15/2021	220,000	306,393
8.000%	11/15/2021	775,000	1,085,848
7.625%	11/15/2022	250,000	352,685
7.500%	11/15/2016	800,000	930,469
7.250%	05/15/2016- 08/15/2022	5,957,000	7,207,812
7.125%	02/15/2023	2,000,000	2,755,860
6.750%	08/15/2026	500,000	711,797
6.625%	02/15/2027	385,000	546,129
6.500%	11/15/2026	920,000	1,289,150
6.375%	08/15/2027	800,000	1,119,438
6.250%	08/15/2023	695,000	917,074
6.125%	11/15/2027- 08/15/2029	1,312,000	1,811,258
6.000%	02/15/2026	1,450,000	1,938,695
5.500%	08/15/2028	410,000	536,523
5.250%	02/15/2029	1,060,000	1,359,202
5.000%	05/15/2037	250,000	324,629
4.750%	02/15/2037- 02/15/2041	1,863,000	2,351,217
4.625%	02/15/2040	1,470,000	1,828,542
4.500%	02/15/2036- 08/15/2039	5,799,000	7,053,106
4.375%	11/15/2039- 05/15/2041	4,320,000	5,179,564
4.250%	11/15/2040	1,903,000	2,241,527
3.875%	08/15/2040	1,730,000	1,919,760
3.750%	08/15/2041- 11/15/2043	4,710,000	5,092,467
3.625%	08/15/2043- 02/15/2044	6,500,000	6,863,695
3.500%	02/15/2039	1,089,000	1,136,644
3.375%	05/15/2044	3,315,000	3,337,791
3.125%	11/15/2041- 02/15/2043	8,680,000	8,390,237
3.000%	05/15/2042	1,581,000	1,491,575
2.875%	05/15/2043	3,590,000	3,281,483
2.750%	08/15/2042- 11/15/2042	5,573,000	4,979,901

			83,298,534

U.S. Treasury Notes—29.3%
U.S. Treasury Note
5.125%	05/15/2016	3,280,000	3,569,627
4.875%	08/15/2016	1,050,000	1,147,166
4.750%	08/15/2017	1,849,000	2,067,269
4.625%	11/15/2016- 02/15/2017	4,720,000	5,191,408
4.500%	11/15/2015- 05/15/2017	3,060,000	3,275,490

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2014 (Unaudited)

Vantagepoint Core Bond Index Fund

Coupon Rate	Maturity Date			Face	Value
U.S. TREASURY OBLIGATIONS—(Continued)
4.250%	08/15/2015- 11/15/2017			$6,580,000	$7,029,494
4.000%	08/15/2018			1,750,000	1,939,696
3.875%	05/15/2018			750,000	825,293
3.750%	11/15/2018			2,350,000	2,585,275
3.625%	08/15/2019- 02/15/2021			10,560,000	11,614,254
3.500%	02/15/2018 05/15/2020	-		2,991,000	3,246,282
3.250%	05/31/2016- 03/31/2017			10,952,000	11,603,601
3.125%	10/31/2016- 05/15/2021			11,583,000	12,345,401
3.000%	08/31/2016- 02/28/2017			4,227,000	4,463,631
2.875%	03/31/2018			1,060,000	1,125,505
2.750%	11/30/2016- 02/15/2024			20,027,000	20,738,389
2.625%	02/29/2016- 11/15/2020			11,482,000	11,968,562
2.500%	06/30/2017- 05/15/2024			8,090,000	8,152,849
2.375%	03/31/2016- 12/31/2020			5,919,000	6,123,003
2.250%	03/31/2016- 04/30/2021			7,680,000	7,837,801
2.125%	12/31/2015- 08/15/2021			15,335,000	15,473,317
2.000%	01/31/2016- 02/15/2023			28,108,000	28,050,669
1.875%	08/31/2017- 06/30/2020			8,671,000	8,857,049
1.750%	07/31/2015- 05/15/2023			16,958,000	16,672,886
1.625%	03/31/2019- 11/15/2022			10,984,000	10,920,198
1.500%	05/31/2019		†	3,280,000	3,263,728
1.500%	06/30/2016- 03/31/2019			23,177,000	23,319,150
1.375%	11/30/2015- 05/31/2020			21,706,000	21,569,156
1.250%	08/31/2015- 02/29/2020			16,404,000	16,382,892
1.125%	05/31/2019- 04/30/2020			10,500,000	10,119,880
1.000%	08/31/2016- 11/30/2019			36,693,000	36,218,517
0.875%	09/15/2016- 07/31/2019			34,837,000	34,897,612
0.750%	01/15/2017- 03/31/2018			21,905,000	21,737,783
0.625%	07/15/2016- 04/30/2018			37,730,000	37,514,727
0.500%	06/15/2016- 07/31/2017			9,350,000	9,310,606
0.375%	08/31/2015- 04/30/2016			23,367,000	23,397,400
0.375%	05/31/2016		†	3,000,000	2,997,480

Coupon Rate	Maturity Date			Face	Value
0.250%	07/15/2015- 05/15/2016			$35,740,000	$35,750,086

					483,303,132

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $566,866,959)					566,601,666

GOVERNMENT RELATED OBLIGATIONS—9.3%
U.S. Government Agencies—3.6%
Federal Farm Credit Bank
4.875%	12/16/2015			1,245,000	1,327,759
0.540%	11/07/2016			300,000	299,179
Federal Home Loan Bank
5.500%	07/15/2036			500,000	641,075
4.875%	09/08/2017			1,250,000	1,400,211
4.750%	12/16/2016			1,000,000	1,099,476
1.625%	04/28/2017- 06/14/2019			1,100,000	1,098,443
1.250%	02/28/2018			300,000	299,635
0.375%	06/24/2016			500,000	498,851
Federal Home Loan Bank, Series 1
1.000%	06/21/2017			1,500,000	1,506,064
0.875%	05/24/2017			260,000	260,195
Federal Home Loan Bank, Series 656
5.375%	05/18/2016			900,000	982,867
Federal Home Loan Mortgage Corp.
6.750%	03/15/2031			1,000,000	1,437,314
6.250%	07/15/2032			650,000	898,054
5.500%	07/18/2016			1,000,000	1,102,260
5.125%	11/17/2017			800,000	907,095
4.875%	06/13/2018			1,000,000	1,136,641
4.750%	11/17/2015			1,000,000	1,061,160
4.375%	07/17/2015			1,400,000	1,461,533
3.750%	03/27/2019			500,000	549,745
2.375%	01/13/2022			1,000,000	998,717
2.000%	08/25/2016			1,500,000	1,545,563
1.375%	05/01/2020		†	2,000,000	1,946,496
1.250%	05/12/2017- 10/02/2019			3,000,000	2,961,336
1.200%	06/12/2018			200,000	199,476
1.000%	03/08/2017			1,000,000	1,003,714
0.875%	10/14/2016- 02/22/2017			2,000,000	2,008,777
0.700%	09/27/2016			280,000	280,092
0.580%	08/26/2016			1,500,000	1,499,182
0.500%	01/28/2016			300,000	300,160
0.420%	09/18/2015			700,000	701,931
Federal National Mortgage Association
7.250%	05/15/2030			400,000	590,989
7.125%	01/15/2030			1,000,000	1,464,052
6.625%	11/15/2030			500,000	711,254
6.250%	05/15/2029			740,000	995,349
6.000%	04/18/2036			250,000	271,513
5.000%	03/15/2016 05/11/2017	-		1,550,000	1,696,025
4.375%	10/15/2015			1,000,000	1,052,749
2.375%	07/28/2015			1,000,000	1,023,703
1.875%	09/18/2018			2,000,000	2,033,674
1.875%	02/19/2019		†	1,000,000	1,013,805
1.625%	11/27/2018			1,000,000	1,005,779
1.250%	09/28/2016- 01/30/2017			1,000,000	1,013,886
1.125%	04/27/2017			1,000,000	1,005,315

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2014 (Unaudited)

Vantagepoint Core Bond Index Fund

Coupon Rate	Maturity Date			Face	Value
GOVERNMENT RELATED OBLIGATIONS—(Continued)
1.070%	09/27/2017			$500,000	$500,767
1.000%	12/28/2017- 02/15/2018			970,000	961,408
0.950%	08/23/2017			750,000	749,347
0.875%	02/08/2018- 05/21/2018			3,000,000	2,955,402
0.500%	07/02/2015- 04/29/2016			1,685,000	1,688,508
0.375%	07/05/2016			1,000,000	995,786
0.000%	06/01/2017			400,000	388,182
Federal National Mortgage Association, Series 1
1.000%	04/30/2018			500,000	492,206
0.500%	09/28/2015			1,000,000	1,003,523
Financing Corp. Fico
8.600%	09/26/2019			500,000	657,478
Financing Corp. Fico, Series E
9.650%	11/02/2018			500,000	668,939
Israel Government AID Bond (Israel)
5.500%	04/26/2024			350,000	427,860
Tennessee Valley Authority
5.250%	09/15/2039			500,000	609,051
3.500%	12/15/2042			500,000	460,915
1.750%	10/15/2018			500,000	504,550
Tennessee Valley Authority, Series E
6.250%	12/15/2017			1,200,000	1,402,568

					59,757,584

Non-U.S. Government Agencies—1.4%
Export Development Canada (Canada)
1.750%	08/19/2019			500,000	501,036
0.625%	12/15/2016			350,000	349,330
Export-Import Bank of Korea (Korea, Republic of)
5.000%	04/11/2022			400,000	454,481
3.750%	10/20/2016			500,000	530,746
FMS Wertmanagement AoeR (Germany)
1.625%	11/20/2018			350,000	351,317
0.625%	04/18/2016			400,000	401,323
Japan Bank for International Cooperation (Japan)
2.500%	05/18/2016			400,000	414,651
1.750%	07/31/2018			500,000	504,571
Japan Bank for International Cooperation, Series DTC (Japan)
1.125%	07/19/2017			500,000	501,439
KFW (Germany)
4.875%	01/17/2017			500,000	551,619
4.500%	07/16/2018			500,000	560,875
4.000%	01/27/2020			300,000	333,396
2.625%	02/16/2016			1,000,000	1,036,223
2.125%	01/17/2023			500,000	484,829
2.000%	10/04/2022			500,000	483,191
1.875%	04/01/2019			500,000	505,689
1.250%	02/15/2017			400,000	405,000
0.750%	03/17/2017			2,000,000	1,997,798
0.625%	12/15/2016		†	350,000	349,410
0.500%	07/15/2016			750,000	749,494
KFW MTN (Germany)
4.375%	03/15/2018			500,000	556,024
2.750%	09/08/2020	-
	10/01/2020			1,000,000	1,039,272
0.500%	04/19/2016			500,000	500,539

Coupon Rate	Maturity Date			Face	Value
Korea Development Bank (The) (Korea, Republic of)
3.875%	05/04/2017			$300,000	$319,678
3.750%	01/22/2024			750,000	785,105
Korea Finance Corp. (Korea, Republic of)
2.875%	08/22/2018			350,000	360,211
Landwirtschaftliche Rentenbank (Germany)
5.125%	02/01/2017			300,000	333,210
1.750%	04/15/2019			250,000	251,055
Landwirtschaftliche Rentenbank, Series G13 (Germany)
4.875%	11/16/2015			750,000	796,865
Oesterreichische Kontrollbank AG (Austria)
2.000%	06/03/2016			300,000	308,485
1.625%	03/12/2019			350,000	350,258
Petrobras International Finance Co. (Cayman Islands)
8.375%	12/10/2018			250,000	298,134
6.750%	01/27/2041			300,000	310,500
6.125%	10/06/2016			500,000	546,500
5.375%	01/27/2021			600,000	628,338
Petroleos Mexicanos (Mexico)
8.000%	05/03/2019			1,000,000	1,244,000
6.625%	06/15/2035			500,000	591,250
5.500%	01/21/2021	-
	06/27/2044			900,000	982,150
4.875%	01/18/2024		^	500,000	537,500
Svensk Exportkredit AB (Sweden)
5.125%	03/01/2017			500,000	555,362
1.875%	06/17/2019			500,000	502,178

					23,263,032

Sovereign Debt—1.5%
Brazilian Government International Bond (Brazil)
11.000%	08/17/2040			260,000	290,290
10.125%	05/15/2027			435,000	693,825
8.875%	04/15/2024			400,000	563,000
7.125%	01/20/2037			460,000	584,200
5.875%	01/15/2019			500,000	574,750
4.875%	01/22/2021			200,000	219,000
4.250%	01/07/2025			500,000	507,375
Canada Government International Bond (Canada)
1.625%	02/27/2019			750,000	753,180
Chile Government International Bond (Chile)
3.875%	08/05/2020			500,000	538,500
Colombia Government International Bond (Colombia)
11.750%	02/25/2020			200,000	290,500
8.125%	05/21/2024			200,000	271,000
7.375%	09/18/2037			200,000	273,500
Israel Government International Bond (Israel)
4.000%	06/30/2022			400,000	427,360
Mexico Government International Bond (Mexico)
6.050%	01/11/2040			500,000	608,500
3.625%	03/15/2022			300,000	312,000
Mexico Government International Bond MTN (Mexico)
5.950%	03/19/2019			1,000,000	1,167,000
4.750%	03/08/2044			800,000	820,000
3.500%	01/21/2021			500,000	520,500
Panama Government International Bond (Panama)
6.700%	01/26/2036			288,000	356,688
5.200%	01/30/2020			450,000	504,450
Peruvian Government International Bond (Peru)
7.350%	07/21/2025			400,000	532,000
6.550%	03/14/2037		†	500,000	630,750
Philippine Government International Bond (Philippines)
10.625%	03/16/2025			600,000	944,250
9.500%	02/02/2030			400,000	627,000

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2014 (Unaudited)

Vantagepoint Core Bond Index Fund

Coupon Rate	Maturity Date			Face	Value
GOVERNMENT RELATED OBLIGATIONS—(Continued)
9.375%	01/18/2017			$200,000	$241,000
6.500%	01/20/2020			300,000	358,875
5.000%	01/13/2037		†	500,000	553,750
Poland Government International Bond (Poland)
6.375%	07/15/2019			500,000	593,750
5.125%	04/21/2021			300,000	338,250
3.875%	07/16/2015			300,000	310,950
Republic of Colombia (Colombia)
5.625%	02/26/2044			500,000	562,500
Republic of Finland (Finland)
6.950%	02/15/2026			150,000	195,835
Republic of Italy (Italy)
6.875%	09/27/2023			450,000	577,231
5.375%	06/15/2033			300,000	355,223
Republic of Korea (Korea, Republic of)
3.875%	09/11/2023			250,000	270,553
South Africa Government International Bond (South Africa)
6.875%	05/27/2019			500,000	580,625
4.665%	01/17/2024		†	400,000	409,500
State of Israel (Israel)
5.500%	11/09/2016			300,000	332,625
Turkey Government International Bond (Turkey)
8.000%	02/14/2034			600,000	790,560
7.500%	11/07/2019			500,000	594,000
7.000%	09/26/2016			200,000	221,240
5.750%	03/22/2024			350,000	384,125
4.875%	04/16/2043			1,000,000	945,000
3.250%	03/23/2023			800,000	740,600
United Mexican States (Mexico)
8.125%	12/30/2019			750,000	1,001,250
United Mexican States MTN (Mexico)
8.300%	08/15/2031			950,000	1,397,925
Uruguay Government International Bond (Uruguay)
8.000%	11/18/2022			330,815	434,195
4.125%	11/20/2045			200,000	175,000

					25,374,180

Supranational—1.6%
African Development Bank
0.750%	10/18/2016			830,000	835,760
African Development Bank, Series GDIF
1.250%	09/02/2016			400,000	405,632
Asian Development Bank MTN
2.500%	03/15/2016			400,000	414,193
1.750%	09/11/2018			500,000	507,265
1.375%	03/23/2020		†	300,000	291,074
1.125%	03/15/2017			500,000	504,315
Corp. Andina de Fomento
3.750%	01/15/2016			300,000	313,537
Council Of Europe Development Bank MTN
1.500%	02/22/2017		†	400,000	406,959
European Bank for Reconstruction & Development MTN
2.500%	03/15/2016			500,000	517,771
1.750%	06/14/2019			500,000	500,855
1.000%	02/16/2017			500,000	502,409
European Investment Bank
5.125%	09/13/2016	-
	05/30/2017			1,750,000	1,933,326

Coupon Rate	Maturity Date			Face	Value
4.875%	02/16/2016	-
	02/15/2036			$1,150,000	$1,290,853
2.875%	09/15/2020		†	500,000	522,847
2.500%	05/16/2016	-
	04/15/2021			1,500,000	1,547,244
1.875%	03/15/2019			1,500,000	1,514,709
1.750%	03/15/2017			500,000	512,101
1.125%	09/15/2017			500,000	501,626
1.000%	03/15/2018	-
	06/15/2018			900,000	889,907
European Investment Bank MTN
1.625%	09/01/2015		†	700,000	711,066
1.625%	12/18/2018			1,000,000	1,003,746
Inter-American Development Bank
3.000%	02/21/2024		†	250,000	258,570
2.250%	07/15/2015			200,000	204,246
1.750%	08/24/2018			400,000	405,880
1.375%	10/18/2016			300,000	305,191
1.125%	03/15/2017			500,000	505,762
Inter-American Development Bank MTN
3.875%	02/14/2020			400,000	442,418
0.875%	11/15/2016			500,000	502,463
0.875%	03/15/2018		†	1,000,000	985,121
International Bank for Reconstruction & Development
2.125%	03/15/2016			500,000	515,035
1.125%	07/18/2017		†	750,000	754,339
0.875%	04/17/2017			700,000	701,801
International Bank for Reconstruction & Development MTN
4.750%	02/15/2035			500,000	589,096
International Bank for Reconstruction & Development, Series GDIF
1.875%	03/15/2019		†	500,000	507,730
1.375%	04/10/2018		†	500,000	504,133
0.625%	10/14/2016			400,000	399,994
0.500%	05/16/2016		†	500,000	500,437
International Finance Corp.
1.250%	07/16/2018			500,000	498,658
0.625%	11/15/2016			650,000	648,761
International Finance Corp. MTN
2.125%	11/17/2017			500,000	517,437
Nordic Investment Bank
2.500%	07/15/2015			500,000	512,027

					25,886,294

U.S. Municipal Bonds—0.9%
American Municipal Power-Ohio, Inc. Revenue Bonds, Series 2010 B (Ohio)
7.499%	02/15/2050			200,000	277,196
Bay Area Toll Authority Revenue Bonds, Series 2009 F-2 (California)
6.263%	04/01/2049			400,000	539,196
California General Obligation Bonds (California)
7.550%	04/01/2039			500,000	752,160
California State Public Works Board Revenue Bonds, Series 2009 G-2 (California)
8.361%	10/01/2034			400,000	567,888
City of Chicago Illinois Taxable Project General Obligation Bonds, Series B (Illinois)
6.314%	01/01/2044			350,000	384,555
City of Houston Texas Utility System Taxable First Lien Revenue Bonds, Series B (Texas)
3.828%	05/15/2028			400,000	421,288
City of New York General Obligation Bonds (New York)
5.846%	06/01/2040			200,000	244,494

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2014 (Unaudited)

Vantagepoint Core Bond Index Fund

Coupon Rate	Maturity Date	Face	Value
GOVERNMENT RELATED OBLIGATIONS—(Continued)
City of New York General Obligation Bonds, Series 2010 C-1 (New York)
5.517%	10/01/2037	$100,000	$117,457
County of Cook Illinois General Obligation Bonds, Series 2010 D (Illinois)
6.229%	11/15/2034	400,000	461,896
Dallas Area Rapid Transit Revenue Bonds, Series 2010 B (Texas)
5.022%	12/01/2048	300,000	344,436
Dallas Convention Center Hotel Development Corp. Revenue Bonds, Series 2009 B (Texas)
7.088%	01/01/2042	200,000	252,344
Dallas County Hospital District General Obligation Bonds, Series 2009 C (Texas)
5.621%	08/15/2044	300,000	365,976
Dallas Independent School District General Obligation Bonds, Series 2010 C (Texas)
6.450%	02/15/2035	300,000	348,861
Florida Hurricane Catastrophe Fund Finance Corp. Revenue Bonds, Series 2013 A (Florida)
2.107%	07/01/2018	200,000	201,124
Illinois General Obligation Bonds (Illinois)
7.350%	07/01/2035	100,000	121,183
5.100%	06/01/2033	500,000	502,860
Los Angeles Unified School District General Obligation Bonds, Series 2009 KRY (California)
5.755%	07/01/2029	200,000	242,722
5.750%	07/01/2034	300,000	365,250
Metropolitan Government of Nashville & Davidson County Authority General Obligation Bonds, Series 2010 B (Tennessee)
5.707%	07/01/2034	300,000	340,956
Metropolitan Transportation Authority Revenue Bonds, Series 2010 B-1 (New York)
6.648%	11/15/2039	300,000	396,990
6.548%	11/15/2031	200,000	252,200
Municipal Electric Authority of Georgia Revenue Bonds, Series 2010 A (Georgia)
6.637%	04/01/2057	300,000	367,458
New Jersey Economic Development Authority Revenue Bonds, Series 1997 A (New Jersey)
7.425%	02/15/2029	200,000	261,622
New Jersey State Turnpike Authority Revenue Bonds, Series 2003 B (New Jersey)
4.252%	01/01/2016	25,000	25,465
New Jersey State Turnpike Authority Revenue Bonds, Series 2010 A (New Jersey)
7.102%	01/01/2041	500,000	700,905
New York City Municipal Water Finance Authority Revenue Bonds, Series 2010 GG (New York)
5.724%	06/15/2042	300,000	375,360
New York State Dormitory Authority Revenue Bonds, Series 2010 D (New York)
5.600%	03/15/2040	200,000	243,306
North Texas Tollway Authority Revenue Bonds, Series 2010 B-2 (Texas)
8.910%	02/01/2030	200,000	239,838
Ohio State University General Obligation Bonds, Series 2010 C (Ohio)
4.910%	06/01/2040	300,000	339,276

Coupon Rate	Maturity Date		Face	Value
Oregon General Obligation Bonds (Oregon)
5.762%	06/01/2023		$200,000	$235,592
Oregon State Department of Transportation Revenue Bonds, Series 2010 A (Oregon)
5.834%	11/15/2034		300,000	371,238
Port Authority of New York & New Jersey Revenue Bonds (New York)
6.040%	12/01/2029		255,000	317,511
4.458%	10/01/2062		200,000	204,912
San Francisco California City & County General Obligation Bonds, Series 2010 DE (California)
6.000%	11/01/2040		200,000	251,750
State of California General Obligation Bonds, Series 2010 (California)
7.625%	03/01/2040		600,000	885,744
State of Connecticut General Obligation Bonds, Series 2008 A (Connecticut)
5.850%	03/15/2032		200,000	243,134
State of Georgia General Obligation Bonds, Series 2009 H (Georgia)
4.503%	11/01/2025		300,000	336,753
State of Illinois General Obligation Bonds, Series 2011 (Illinois)
4.961%	03/01/2016		300,000	319,632
State of Texas General Obligation Bonds, Series 2010 A (Texas)
4.681%	04/01/2040		300,000	332,001
State of Utah, Series 2010 B (Utah)
3.539%	07/01/2025		300,000	312,996
University of California Revenue Bonds, Series 2009 (California)
5.770%	05/15/2043		200,000	241,702
University of California Revenue Bonds, Series 2010 H (California)
6.548%	05/15/2048		300,000	392,613
University of California Revenue Bonds, Series 2013 AH (California)
1.796%	07/01/2019		300,000	297,195

				14,797,035

Non-U.S. Regional Authority Bonds—0.3%
Hydro-Quebec, Series IO (Canada)
8.050%	07/07/2024		250,000	345,947
Province of Manitoba, Series FH (Canada)
4.900%	12/06/2016		500,000	549,978
Province of Nova Scotia (Canada)
2.375%	07/21/2015		300,000	306,692
Province of Ontario (Canada)
5.450%	04/27/2016		1,000,000	1,089,528
4.950%	11/28/2016	†	1,000,000	1,099,470
4.400%	04/14/2020		200,000	224,473
1.200%	02/14/2018		400,000	397,623
Province of Quebec (Canada)
2.750%	08/25/2021		300,000	303,476
Region of Lombardy (Italy)
5.804%	10/25/2032		100,000	105,406

				4,422,593

TOTAL GOVERNMENT RELATED OBLIGATIONS
(Cost $149,307,357)				153,500,718

ASSET-BACKED SECURITIES—0.4%
Automobiles—0.2%
Ally Auto Receivables Trust Series 2012-4, Class A3
0.590%	01/17/2017		380,151	380,558
AmeriCredit Automobile Receivables Trust Series 2013-5, Class A3
0.900%	09/10/2018		500,000	501,239

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2014 (Unaudited)

Vantagepoint Core Bond Index Fund

Coupon Rate	Maturity Date		Face	Value
ASSET-BACKED SECURITIES—(Continued)
Capital Auto Receivables Asset Trust Series 2013-4, Class A3
1.090%	03/20/2018		$480,000	$481,790
CarMax Auto Owner Trust Series 2014-1, Class A3
0.790%	10/15/2018		250,000	249,849
Ford Credit Auto Owner Trust Series 2013-C, Class A4
1.250%	10/15/2018		500,000	504,216
Ford Credit Auto Owner Trust Series 2012-A, Class A4
1.150%	06/15/2017		500,000	503,979
Honda Auto Receivables Owner Trust Series 2013-4, Class A4
1.040%	02/18/2020		300,000	300,678
Nissan Auto Receivables Owner Trust Series 2012-A, Class A4
1.000%	07/16/2018		450,000	452,865

				3,375,174

Credit Card—0.2%
Capital One Multi-Asset Execution Trust Series 2007-A7, Class A7
5.750%	07/15/2020		1,500,000	1,706,334
Chase Issuance Trust Series 2012-A8, Class A8
0.540%	10/16/2017		200,000	200,206
Citibank Credit Card Issuance Trust Series 2014-A1, Class A1
2.880%	01/23/2023		500,000	511,612
Citibank Credit Card Issuance Trust Series 2005-A5, Class A5
4.550%	06/20/2017		500,000	520,179

				2,938,331

Other—0.0%
CenterPoint Energy Restoration Bond Co. LLC Series 2009-1, Class A2
3.460%	08/15/2019		400,000	422,563
TOTAL ASSET-BACKED SECURITIES
(Cost $6,755,137)				6,736,068

			Shares	Value
MONEY MARKET FUNDS—13.4%
Institutional Money Market Funds—13.4%
Dreyfus Institutional Cash Advantage Fund,
0.06%		††¥	4,000,000	4,000,000
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class, 0.09%			¥198,617,874	198,617,874
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class, 0.09%		††¥	4,101,413	4,101,413

		Shares	Value
Fidelity Institutional Money Market: Prime Money Market Portfolio—Institutional Class, 0.06%	††¥	2,300,000	$2,300,000
Short-Term Investments Trust Liquid Assets Portfolio—Institutional Class, 0.06%	††¥	4,000,000	4,000,000
Wells Fargo Advantage Cash Investment Money Market Fund—Select Class, 0.07%	††¥	4,000,000	4,000,000
Wells Fargo Advantage Heritage Money Market Fund—Select Class, 0.07%	††¥	4,000,000	4,000,000

TOTAL MONEY MARKET FUNDS
(Cost $221,019,287)			221,019,287

TOTAL INVESTMENTS—112.6%
(Cost $1,814,918,326)			1,856,123,560
Other assets less liabilities—(12.6%)			(208,402,455)

NET ASSETS—100.0%			$1,647,721,105

Notes to the Schedule of Investments:

MTN	Medium Term Note
REIT	Real Estate Investment Trust
TBA	Security is subject to delayed delivery.
†	Denotes all or a portion of the security on loan.
#	Rate is subject to change. Rate shown reflects current rate.
^	Securities are not registered under the Securities Act of 1933. These securities may be resold only in transactions exempt from registration, generally to qualified institutional buyers under Securities Act Rule 144A. Such securities are considered illiquid unless deemed liquid by a subadviser under the liquidity procedures adopted by the Board of Directors. The total market value of 144A securities was $3,583,374, which represents 0.2% of Net Assets. The illiquid 144A securities represented 0.2% of Net Assets, and 100.0% of total 144A securities held.
††	Represents reinvestment of collateral received in conjunction with securities lending.
¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS

June 30, 2014 (Unaudited)

Vantagepoint 500 Stock Index Fund		Shares	Value
COMMON STOCKS—95.5%
Aerospace & Defense—2.5%
Boeing Co. (The)		25,562	$3,252,253
General Dynamics Corp.		12,325	1,436,479
Honeywell International, Inc.		29,532	2,744,999
L-3 Communications Holdings, Inc.		3,483	420,572
Lockheed Martin Corp.		10,105	1,624,177
Northrop Grumman Corp.		8,216	982,880
Precision Castparts Corp.		5,530	1,395,772
Raytheon Co.		11,972	1,104,417
Rockwell Collins, Inc.		5,306	414,611
Textron, Inc.		10,583	405,223
United Technologies Corp.		32,099	3,705,830

			17,487,213

Air Freight & Logistics—0.7%
C.H. Robinson Worldwide, Inc.	†	5,358	341,787
Expeditors International of Washington, Inc.		8,169	360,743
FedEx Corp.		10,531	1,594,183
United Parcel Service, Inc., Class B		27,113	2,783,420

			5,080,133

Airlines—0.3%
Delta Air Lines, Inc.		32,922	1,274,740
Southwest Airlines Co.		27,222	731,183

			2,005,923

Auto Components—0.4%
BorgWarner, Inc.		8,344	543,945
Delphi Automotive plc (United Kingdom)		10,440	717,645
Goodyear Tire & Rubber Co. (The)		10,438	289,968
Johnson Controls, Inc.		25,758	1,286,097

			2,837,655

Automobiles—0.7%
Ford Motor Co.		150,457	2,593,879
General Motors Co.		50,021	1,815,762
Harley-Davidson, Inc.		8,600	600,710

			5,010,351

Banks—5.7%
Bank of America Corp.		402,165	6,181,276
BB&T Corp.		26,736	1,054,200
Citigroup, Inc.		115,636	5,446,456
Comerica, Inc.		7,037	352,976
Fifth Third Bancorp		32,276	689,093
Huntington Bancshares, Inc./Ohio		31,006	295,797
JPMorgan Chase & Co.		144,085	8,302,178
KeyCorp		35,171	504,000
M&T Bank Corp.	†	4,943	613,179
PNC Financial Services Group, Inc. (The)		20,280	1,805,934
Regions Financial Corp.		50,540	536,735
SunTrust Banks, Inc.		20,458	819,547
U.S. Bancorp/Minnesota		68,737	2,977,687
Wells Fargo & Co.		182,477	9,590,991
Zions Bancorporation		6,864	202,282

			39,372,331

		Shares	Value
Beverages—2.0%
Brown-Forman Corp., Class B		6,092	$573,684
Coca-Cola Co. (The)		143,886	6,095,011
Coca-Cola Enterprises, Inc.		9,508	454,292
Constellation Brands, Inc., Class A	*	6,270	552,575
Dr. Pepper Snapple Group, Inc.		7,761	454,639
Molson Coors Brewing Co., Class B		5,785	429,016
Monster Beverage Corp.	*	5,046	358,417
PepsiCo, Inc.		57,789	5,162,869

			14,080,503

Biotechnology—2.4%
Alexion Pharmaceuticals, Inc.	*	7,460	1,165,625
Amgen, Inc.		28,810	3,410,239
Biogen Idec, Inc.	*	9,026	2,845,988
Celgene Corp.	*	31,008	2,662,967
Gilead Sciences, Inc.	*	58,311	4,834,565
Regeneron Pharmaceuticals, Inc.	*	2,940	830,462
Vertex Pharmaceuticals, Inc.	*	8,829	835,930

			16,585,776

Building Products—0.1%
Allegion plc (Ireland)		3,566	202,121
Masco Corp.		13,673	303,540

			505,661

Capital Markets—2.1%
Affiliated Managers Group, Inc.	*	2,103	431,956
Ameriprise Financial, Inc.		7,438	892,560
Bank of New York Mellon Corp. (The)		43,087	1,614,901
BlackRock, Inc.		4,838	1,546,225
Charles Schwab Corp. (The)		43,476	1,170,809
E*TRADE Financial Corp.	*	10,643	226,270
Franklin Resources, Inc.		15,269	883,159
Goldman Sachs Group, Inc. (The)		15,861	2,655,766
Invesco Ltd.		17,068	644,317
Legg Mason, Inc.		3,941	202,213
Morgan Stanley		52,787	1,706,604
Northern Trust Corp.		8,341	535,575
State Street Corp.		16,447	1,106,225
T. Rowe Price Group, Inc.		10,071	850,093

			14,466,673

Chemicals—2.5%
Air Products & Chemicals, Inc.		8,133	1,046,067
Airgas, Inc.		2,476	269,661
CF Industries Holdings, Inc.		1,991	478,895
Dow Chemical Co. (The)		45,605	2,346,833
E.I. Du Pont de Nemours & Co.		34,829	2,279,210
Eastman Chemical Co.		5,721	499,729
Ecolab, Inc.		10,439	1,162,278
FMC Corp.		4,901	348,902
International Flavors & Fragrances, Inc.		2,957	308,356
LyondellBasell Industries NV, Class A		15,882	1,550,877
Monsanto Co.		19,917	2,484,447
Mosaic Co. (The)		12,896	637,707
PPG Industries, Inc.		5,316	1,117,158
Praxair, Inc.		11,044	1,467,085

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2014 (Unaudited)

Vantagepoint 500 Stock Index Fund		Shares	Value
COMMON STOCKS—(Continued)
Sherwin-Williams Co. (The)		3,242	$670,802
Sigma-Aldrich Corp.		4,432	449,760

			17,117,767

Commercial Services & Supplies—0.5%
ADT Corp. (The)	†	6,539	228,473
Cintas Corp.		3,464	220,103
Iron Mountain, Inc.		6,801	241,095
Pitney Bowes, Inc.	†	8,116	224,164
Republic Services, Inc.		9,911	376,321
Stericycle, Inc.	*	3,415	404,404
Tyco International Ltd. (Switzerland)		17,600	802,560
Waste Management, Inc.		16,261	727,354

			3,224,474

Communications Equipment—1.7%
Cisco Systems, Inc.		195,271	4,852,484
F5 Networks, Inc.	*	2,840	316,490
Harris Corp.		4,033	305,500
Juniper Networks, Inc.	*	19,565	480,125
Motorola Solutions, Inc.		8,468	563,715
QUALCOMM, Inc.		64,248	5,088,441

			11,606,755

Construction & Engineering—0.1%
Fluor Corp.		6,056	465,706
Jacobs Engineering Group, Inc.	*	5,135	273,593
Quanta Services, Inc.	*	8,631	298,460

			1,037,759

Construction Materials—0.0%
Vulcan Materials Co.		5,181	330,289

Consumer Finance—0.9%
American Express Co.		34,686	3,290,661
Capital One Financial Corp.		21,645	1,787,877
Discover Financial Services		17,933	1,111,487
Navient Corp.		16,236	287,540

			6,477,565

Containers & Packaging—0.2%
Avery Dennison Corp.		3,890	199,363
Ball Corp.		5,244	328,694
Bemis Co., Inc.		3,884	157,923
MeadWestvaco Corp.		6,883	304,642
Owens-Illinois, Inc.	*	6,064	210,057
Sealed Air Corp.		7,825	267,380

			1,468,059

Distributors—0.1%
Genuine Parts Co.		5,743	504,235

Diversified Consumer Services—0.1%
Graham Holdings Co., Class B		183	131,414
H&R Block, Inc.		10,285	344,753

			476,167

Diversified Financial Services—1.8%
Berkshire Hathaway, Inc., Class B	*	68,546	8,675,182
CME Group, Inc.		11,943	847,356
Intercontinental Exchange, Inc.		4,360	823,604
Leucadia National Corp.		11,523	302,133

		Shares	Value
McGraw Hill Financial, Inc.		10,390	$862,682
Moody’s Corp.		7,180	629,399
NASDAQ OMX Group, Inc. (The)		4,812	185,839

			12,326,195

Diversified Telecommunication Services—2.3%
AT&T, Inc.		197,378	6,979,286
CenturyLink, Inc.		22,525	815,405
Frontier Communications Corp.	†	37,781	220,641
Verizon Communications, Inc.		157,652	7,713,913
Windstream Holdings, Inc.	†	24,372	242,745

			15,971,990

Electric Utilities—1.7%
American Electric Power Co., Inc.		18,722	1,044,126
Duke Energy Corp.		26,936	1,998,382
Edison International		12,387	719,808
Entergy Corp.		7,068	580,212
Exelon Corp.		32,942	1,201,724
FirstEnergy Corp.		15,565	540,417
NextEra Energy, Inc.		16,587	1,699,836
Northeast Utilities		11,820	558,731
Pepco Holdings, Inc.		8,900	244,572
Pinnacle West Capital Corp.		4,394	254,149
PPL Corp.		24,462	869,135
Southern Co. (The)		33,876	1,537,293
Xcel Energy, Inc.		18,875	608,341

			11,856,726

Electrical Equipment—0.6%
AMETEK, Inc.		9,582	500,947
Eaton Corp. plc		17,849	1,377,586
Emerson Electric Co.		26,442	1,754,691
Rockwell Automation, Inc.		5,119	640,694

			4,273,918

Electronic Equipment, Instruments & Components—0.4%
Amphenol Corp., Class A		6,116	589,215
Corning, Inc.		49,607	1,088,874
FLIR Systems, Inc.		5,744	199,489
Jabil Circuit, Inc.		7,681	160,533
TE Connectivity Ltd. (Switzerland)		15,500	958,520

			2,996,631

Energy Equipment & Services—2.1%
Baker Hughes, Inc.		17,053	1,269,596
Cameron International Corp.	*	8,218	556,441
Diamond Offshore Drilling, Inc.	†	2,523	125,216
Ensco plc, Class A (United Kingdom)	†	8,655	480,958
FMC Technologies, Inc.	*	8,759	534,912
Halliburton Co.		31,869	2,263,018
Helmerich & Payne, Inc.		4,270	495,790
Nabors Industries Ltd. (Bermuda)		9,142	268,501
National Oilwell Varco, Inc.		16,048	1,321,553
Noble Corp. plc (United Kingdom)		9,233	309,859
Rowan Cos. plc, Class A		4,737	151,252
Schlumberger Ltd.		49,627	5,853,505
Transocean Ltd. (Switzerland)	†	13,175	593,270

			14,223,871

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2014 (Unaudited)

Vantagepoint 500 Stock Index Fund		Shares	Value
COMMON STOCKS—(Continued)
Food & Staples Retailing—2.2%
Costco Wholesale Corp.		16,671	$1,919,832
CVS Caremark Corp.		44,814	3,377,631
Kroger Co. (The)		20,092	993,148
Safeway, Inc.		9,150	314,211
Sysco Corp.		21,982	823,226
Walgreen Co.		33,407	2,476,461
Wal-Mart Stores, Inc.		61,350	4,605,545
Whole Foods Market, Inc.		14,453	558,319

			15,068,373

Food Products—1.6%
Archer-Daniels-Midland Co.		24,576	1,084,047
Campbell Soup Co.		7,028	321,953
ConAgra Foods, Inc.		16,444	488,058
General Mills, Inc.		24,103	1,266,372
Hershey Co. (The)		5,760	560,851
Hormel Foods Corp.		5,329	262,986
J.M. Smucker Co. (The)		4,032	429,690
Kellogg Co.		9,534	626,384
Keurig Green Mountain, Inc.		4,896	610,091
Kraft Foods Group, Inc.		22,392	1,342,400
McCormick & Co., Inc. (Non-Voting Shares)		5,067	362,747
Mead Johnson Nutrition Co.		7,597	707,812
Mondelez International, Inc., Class A		64,479	2,425,055
Tyson Foods, Inc., Class A		10,122	379,980

			10,868,426

Gas Utilities—0.0%
AGL Resources, Inc.		4,393	241,747

Health Care Equipment & Supplies—2.0%
Abbott Laboratories		57,242	2,341,198
Baxter International, Inc.		20,363	1,472,245
Becton Dickinson and Co.		7,236	856,019
Boston Scientific Corp.	*	49,396	630,787
C.R. Bard, Inc.		2,908	415,873
CareFusion Corp.	*	8,194	363,404
Covidien plc (Ireland)		17,243	1,554,974
DENTSPLY International, Inc.		4,925	233,199
Edwards Lifesciences Corp.	*	4,230	363,103
Intuitive Surgical, Inc.	*	1,447	595,875
Medtronic, Inc.		38,010	2,423,518
St. Jude Medical, Inc.		10,758	744,991
Stryker Corp.		11,345	956,610
Varian Medical Systems, Inc.	*	4,052	336,883
Zimmer Holdings, Inc.		6,363	660,861

			13,949,540

Health Care Providers & Services—2.0%
Aetna, Inc.		13,635	1,105,526
AmerisourceBergen Corp.		9,001	654,013
Cardinal Health, Inc.		12,754	874,414
Cigna Corp.		10,620	976,721
DaVita HealthCare Partners, Inc.	*	6,591	476,661
Express Scripts Holding Co.	*	29,417	2,039,481
Humana, Inc.		5,809	741,925
Laboratory Corp. of America Holdings	*	3,185	326,144
McKesson Corp.		8,751	1,629,524

		Shares	Value
Patterson Cos., Inc.		3,274	$129,356
Quest Diagnostics, Inc.		5,111	299,965
Tenet Healthcare Corp.	*	3,509	164,712
UnitedHealth Group, Inc.		37,498	3,065,462
WellPoint, Inc.		10,707	1,152,180

			13,636,084

Health Care Technology—0.1%
Cerner Corp.	*	11,005	567,638

Hotels, Restaurants & Leisure—1.6%
Carnival Corp.		16,509	621,564
Chipotle Mexican Grill, Inc.	*	1,166	690,867
Darden Restaurants, Inc.		4,696	217,284
Marriott International, Inc., Class A		8,867	568,375
McDonald’s Corp.		37,476	3,775,332
Starbucks Corp.		28,331	2,192,253
Starwood Hotels & Resorts Worldwide, Inc.		7,189	581,015
Wyndham Worldwide Corp.		4,843	366,712
Wynn Resorts Ltd.		3,091	641,568
Yum! Brands, Inc.		16,693	1,355,471

			11,010,441

Household Durables—0.4%
D.R. Horton, Inc.		11,310	278,000
Garmin Ltd. (Switzerland)	†	4,380	266,742
Harman International Industries, Inc.		2,472	265,567
Leggett & Platt, Inc.		5,707	195,636
Lennar Corp., Class A		6,110	256,498
Mohawk Industries, Inc.	*	2,173	300,613
Newell Rubbermaid, Inc.		10,653	330,136
PulteGroup, Inc.		13,136	264,822
Whirlpool Corp.		2,902	404,016

			2,562,030

Household Products—1.8%
Clorox Co. (The)		4,832	441,645
Colgate-Palmolive Co.		33,043	2,252,872
Kimberly-Clark Corp.		14,330	1,593,783
Procter & Gamble Co. (The)		103,016	8,096,027

			12,384,327

Independent Power and Renewable Electricity Producers—0.1%
AES Corp. (The)		24,364	378,860
NRG Energy, Inc.		12,789	475,751

			854,611

Industrial Conglomerates—2.3%
3M Co.		23,683	3,392,353
Danaher Corp.		22,523	1,773,236
General Electric Co.		381,776	10,033,073
Roper Industries, Inc.		3,816	557,174

			15,755,836

Insurance—2.7%
ACE Ltd. (Switzerland)		12,700	1,316,990
Aflac, Inc.		17,457	1,086,698
Allstate Corp. (The)		16,560	972,403
American International Group, Inc.		55,123	3,008,613

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2014 (Unaudited)

Vantagepoint 500 Stock Index Fund		Shares	Value
COMMON STOCKS—(Continued)
Aon plc (United Kingdom)		11,412	$1,028,107
Assurant, Inc.		2,740	179,607
Chubb Corp. (The)		9,521	877,551
Cincinnati Financial Corp.		5,603	269,168
Genworth Financial, Inc., Class A	*	18,819	327,451
Hartford Financial Services Group, Inc. (The)		16,983	608,161
Lincoln National Corp.		10,227	526,077
Loews Corp.		11,798	519,230
Marsh & McLennan Cos., Inc.		20,498	1,062,206
MetLife, Inc.		42,826	2,379,413
Principal Financial Group, Inc.		10,602	535,189
Progressive Corp. (The)		21,341	541,208
Prudential Financial, Inc.		17,377	1,542,556
Torchmark Corp.		3,582	293,437
Travelers Cos., Inc. (The)		13,640	1,283,115
Unum Group		9,510	330,568
XL Group plc (Ireland)		10,982	359,441

			19,047,189

Internet & Catalog Retail—1.3%
Amazon.com, Inc.	*	14,102	4,580,048
Expedia, Inc.		3,751	295,429
Netflix, Inc.	*	2,279	1,004,127
Priceline Group, Inc. (The)	*	1,977	2,378,331
TripAdvisor, Inc.	*	4,094	444,854

			8,702,789

Internet Software & Services—3.0%
Akamai Technologies, Inc.	*	6,489	396,218
eBay, Inc.	*	43,834	2,194,330
Facebook, Inc., Class A	*	65,445	4,403,794
Google, Inc., Class A	*	10,783	6,304,497
Google, Inc., Class C	*	10,783	6,203,244
VeriSign, Inc.	*	5,121	249,956
Yahoo!, Inc.	*	35,385	1,243,075

			20,995,114

IT Services—3.1%
Accenture plc, Class A (Ireland)		24,053	1,944,445
Alliance Data Systems Corp.	*	2,016	567,000
Automatic Data Processing, Inc.		18,062	1,431,955
Cognizant Technology Solutions Corp., Class A	*	22,982	1,124,050
Computer Sciences Corp.		5,247	331,610
Fidelity National Information Services, Inc.		10,731	587,415
Fiserv, Inc.	*	9,586	578,228
International Business Machines Corp.		36,242	6,569,587
MasterCard, Inc., Class A		38,289	2,813,093
Paychex, Inc.		12,060	501,214
Teradata Corp.	*	5,909	237,542
Total System Services, Inc.		6,301	197,914
Visa, Inc., Class A		19,187	4,042,893
Western Union Co. (The)	†	21,283	369,047
Xerox Corp.		44,862	558,083

			21,854,076

Leisure Products—0.1%
Hasbro, Inc.		4,174	221,430
Mattel, Inc.		12,574	490,009

			711,439

		Shares	Value
Life Sciences Tools & Services—0.4%
Agilent Technologies, Inc.		12,262	$704,329
PerkinElmer, Inc.		4,587	214,855
Thermo Fisher Scientific, Inc.		15,174	1,790,532
Waters Corp.	*	3,137	327,629

			3,037,345

Machinery—1.7%
Caterpillar, Inc.		23,935	2,601,016
Cummins, Inc.		6,603	1,018,777
Deere & Co.		13,875	1,256,381
Dover Corp.		6,396	581,716
Flowserve Corp.		5,202	386,769
Illinois Tool Works, Inc.		14,817	1,297,377
Ingersoll-Rand plc		10,100	631,351
Joy Global, Inc.	†	4,192	258,143
PACCAR, Inc.		13,203	829,544
Pall Corp.		4,112	351,124
Parker Hannifin Corp.		5,761	724,331
Pentair plc (United Kingdom)		7,664	552,728
Snap-on, Inc.		2,151	254,937
Stanley Black & Decker, Inc.		5,753	505,228
Xylem, Inc.		6,916	270,277

			11,519,699

Media—3.4%
Cablevision Systems Corp., Class A	†	8,537	150,678
CBS Corp. (Non-Voting Shares), Class B		20,157	1,252,556
Comcast Corp., Class A		98,961	5,312,226
DIRECTV	*	18,333	1,558,488
Discovery Communications, Inc., Class A	*	8,573	636,802
Gannett Co., Inc.		8,486	265,697
Interpublic Group of Cos., Inc. (The)		15,943	311,048
News Corp., Class A	*	18,229	327,028
Omnicom Group, Inc.		9,549	680,080
Scripps Networks Interactive, Inc., Class A		3,990	323,749
Time Warner Cable, Inc.		10,580	1,558,434
Time Warner, Inc.		33,619	2,361,735
Twenty-First Century Fox, Inc., Class A		72,965	2,564,720
Viacom, Inc., Class B		14,917	1,293,751
Walt Disney Co. (The)		61,593	5,280,984

			23,877,976

Metals & Mining—0.5%
Alcoa, Inc.		44,504	662,665
Allegheny Technologies, Inc.		4,521	203,897
Freeport-McMoRan Copper & Gold, Inc.		38,932	1,421,018
Newmont Mining Corp.		18,427	468,783
Nucor Corp.		12,284	604,987
United States Steel Corp.	†	5,205	135,538

			3,496,888

Multiline Retail—0.6%
Dollar General Corp.	*	11,226	643,923
Dollar Tree, Inc.	*	7,689	418,743
Family Dollar Stores, Inc.		3,471	229,572
Kohl’s Corp.		7,884	415,329

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2014 (Unaudited)

Vantagepoint 500 Stock Index Fund		Shares	Value
COMMON STOCKS—(Continued)
Macy’s, Inc.		13,684	$793,946
Nordstrom, Inc.		5,484	372,528
Target Corp.		23,708	1,373,879

			4,247,920

Multi-Utilities—1.1%
Ameren Corp.		8,947	365,753
CenterPoint Energy, Inc.		17,012	434,486
CMS Energy Corp.		9,624	299,788
Consolidated Edison, Inc.		11,135	642,935
Dominion Resources, Inc.		21,791	1,558,492
DTE Energy Co.		6,968	542,598
Integrys Energy Group, Inc.		2,985	212,323
NiSource, Inc.		12,358	486,164
PG&E Corp.		17,153	823,687
Public Service Enterprise Group, Inc.		19,277	786,309
SCANA Corp.		5,312	285,839
Sempra Energy		8,466	886,475
TECO Energy, Inc.		8,085	149,411
Wisconsin Energy Corp.		8,687	407,594

			7,881,854

Oil, Gas & Consumable Fuels—8.3%
Anadarko Petroleum Corp.		19,173	2,098,868
Apache Corp.		14,969	1,506,181
Cabot Oil & Gas Corp.		15,655	534,462
Chesapeake Energy Corp.		19,874	617,684
Chevron Corp.		72,531	9,468,922
Cimarex Energy Co.		3,300	473,418
ConocoPhillips		46,726	4,005,820
CONSOL Energy, Inc.		8,155	375,701
Denbury Resources, Inc.		14,441	266,581
Devon Energy Corp.		14,244	1,130,974
EOG Resources, Inc.		20,794	2,429,987
EQT Corp.		5,795	619,485
Exxon Mobil Corp.		163,807	16,492,089
Hess Corp.		10,071	995,921
Kinder Morgan, Inc.		25,147	911,830
Marathon Oil Corp.		26,376	1,052,930
Marathon Petroleum Corp.		11,166	871,730
Murphy Oil Corp.		6,549	435,377
Newfield Exploration Co.	*	5,063	223,785
Noble Energy, Inc.		13,608	1,054,076
Occidental Petroleum Corp.		29,935	3,072,229
ONEOK, Inc.		7,967	542,393
Peabody Energy Corp.	†	11,203	183,169
Phillips 66		21,570	1,734,875
Pioneer Natural Resources Co.		5,379	1,236,148
QEP Resources, Inc.		6,758	233,151
Range Resources Corp.		6,070	527,786
Southwestern Energy Co.	*	13,317	605,790
Spectra Energy Corp.		25,014	1,062,595
Tesoro Corp.		4,783	280,619
Valero Energy Corp.		20,199	1,011,970
Williams Cos., Inc. (The)		28,116	1,636,632

			57,693,178

Paper & Forest Products—0.1%
International Paper Co.		16,781	846,937

Personal Products—0.1%
Avon Products, Inc.		17,240	251,876

		Shares	Value
Estee Lauder Cos., Inc. (The), Class A		9,892	$734,580

			986,456

Pharmaceuticals—5.8%
AbbVie, Inc.		60,512	3,415,297
Actavis plc	*	6,532	1,456,962
Allergan, Inc.		11,190	1,893,572
Bristol-Myers Squibb Co.		63,063	3,059,186
Eli Lilly & Co.		37,281	2,317,760
Forest Laboratories, Inc.	*	9,025	893,475
Hospira, Inc.	*	6,375	327,484
Johnson & Johnson		107,711	11,268,725
Merck & Co., Inc.		111,471	6,448,597
Mylan, Inc.	*	14,098	726,893
Perrigo Co. plc (Ireland)		4,951	721,658
Pfizer, Inc.		241,960	7,181,373
Zoetis, Inc.		19,313	623,230

			40,334,212

Professional Services—0.2%
Dun & Bradstreet Corp. (The)		1,418	156,264
Equifax, Inc.		4,544	329,622
Nielsen NV		11,501	556,763
Robert Half International, Inc.		5,337	254,788

			1,297,437

Real Estate Investment Trusts (REITs)—2.1%
American Tower Corp. REIT		14,833	1,334,673
Apartment Investment & Management Co., Class A REIT		5,887	189,973
AvalonBay Communities, Inc. REIT		4,694	667,440
Boston Properties, Inc. REIT		5,693	672,799
Crown Castle International Corp. REIT		12,471	926,096
Equity Residential REIT		12,965	816,795
Essex Property Trust, Inc. REIT		2,333	431,395
General Growth Properties, Inc. REIT		20,065	472,731
HCP, Inc. REIT		17,191	711,364
Health Care REIT, Inc. REIT		11,600	726,972
Host Hotels & Resorts, Inc. REIT		29,186	642,384
Kimco Realty Corp. REIT		15,171	348,630
Macerich Co. (The) REIT		5,462	364,588
Plum Creek Timber Co., Inc. REIT		6,721	303,117
Prologis, Inc. REIT		19,306	793,284
Public Storage REIT		5,405	926,147
Simon Property Group, Inc. REIT		11,838	1,968,423
Ventas, Inc. REIT		11,094	711,125
Vornado Realty Trust REIT		6,422	685,420
Weyerhaeuser Co. REIT	†	22,213	735,028

			14,428,384

Real Estate Management & Development—0.0%
CBRE Group, Inc., Class A	*	10,491	336,132

Road & Rail—0.9%
CSX Corp.		39,023	1,202,299
Kansas City Southern		4,378	470,679
Norfolk Southern Corp.		11,898	1,225,851

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2014 (Unaudited)

Vantagepoint 500 Stock Index Fund		Shares	Value
COMMON STOCKS—(Continued)
Ryder System, Inc.		2,024	$178,294
Union Pacific Corp.		34,678	3,459,130

			6,536,253

Semiconductors & Semiconductor Equipment—2.2%
Altera Corp.		12,379	430,294
Analog Devices, Inc.		11,571	625,644
Applied Materials, Inc.		46,189	1,041,562
Avago Technologies Ltd. (Singapore)		9,456	681,494
Broadcom Corp., Class A		20,515	761,517
First Solar, Inc.	*	2,927	207,993
Intel Corp.		189,493	5,855,334
KLA-Tencor Corp.		6,158	447,317
Lam Research Corp.		6,211	419,739
Linear Technology Corp.		9,266	436,151
Microchip Technology, Inc.	†	7,642	373,006
Micron Technology, Inc.	*	40,697	1,340,966
NVIDIA Corp.		22,217	411,903
Texas Instruments, Inc.		41,128	1,965,507
Xilinx, Inc.		10,440	493,916

			15,492,343

Software—3.4%
Adobe Systems, Inc.	*	17,425	1,260,873
Autodesk, Inc.	*	8,514	480,019
CA, Inc.		11,749	337,666
Citrix Systems, Inc.	*	6,270	392,188
Electronic Arts, Inc.	*	11,246	403,394
Intuit, Inc.		10,890	876,972
Microsoft Corp.		286,575	11,950,178
Oracle Corp.		131,273	5,320,495
Red Hat, Inc.	*	7,147	395,015
salesforce.com, Inc.	*	21,476	1,247,326
Symantec Corp.		26,410	604,789

			23,268,915

Specialty Retail—1.9%
AutoNation, Inc.	*	2,537	151,408
AutoZone, Inc.	*	1,297	695,503
Bed Bath & Beyond, Inc.	*	8,417	482,967
Best Buy Co., Inc.		10,320	320,023
CarMax, Inc.	*	8,346	434,075
GameStop Corp., Class A	†	4,389	177,623
Gap, Inc. (The)		9,877	410,587
Home Depot, Inc. (The)		52,121	4,219,716
L Brands, Inc.		9,527	558,854
Lowe’s Cos., Inc.		38,020	1,824,580
O’Reilly Automotive, Inc.	*	4,183	629,960
PetSmart, Inc.	†	3,907	233,639
Ross Stores, Inc.		8,055	532,677
Staples, Inc.		25,425	275,607
Tiffany & Co.		4,052	406,213
TJX Cos., Inc. (The)		26,706	1,419,424
Tractor Supply Co.		5,484	331,234
Urban Outfitters, Inc.	*	3,789	128,296

			13,232,386

Technology Hardware, Storage & Peripherals—4.1%
Apple, Inc.		229,627	21,339,237
EMC Corp.		77,848	2,050,516
Hewlett-Packard Co.		71,317	2,401,957

			Shares	Value
NetApp, Inc.			13,112	$478,850
SanDisk Corp.			8,587	896,740
Seagate Technology plc (Ireland)			11,964	679,795
Western Digital Corp.			8,028	740,984

				28,588,079

Textiles, Apparel & Luxury Goods—0.8%
Coach, Inc.			10,444	357,080
Fossil Group, Inc.		*	1,891	197,647
Michael Kors Holdings Ltd. (Hong Kong)		*	6,684	592,537
NIKE, Inc., Class B			28,099	2,179,078
PVH Corp.			3,149	367,173
Ralph Lauren Corp.			2,190	351,911
Under Armour, Inc., Class A		*	6,095	362,592
V.F. Corp.			13,318	839,034

				5,247,052

Thrifts & Mortgage Finance—0.1%
Hudson City Bancorp, Inc.			17,847	175,436
People’s United Financial, Inc.			11,867	180,022

				355,458

Tobacco—1.4%
Altria Group, Inc.			75,877	3,182,281
Lorillard, Inc.			14,051	856,690
Philip Morris International, Inc.			59,916	5,051,518
Reynolds American, Inc.			11,537	696,258

				9,786,747

Trading Companies & Distributors—0.2%
Fastenal Co.		†	10,523	520,783
W.W. Grainger, Inc.			2,320	589,907

				1,110,690

TOTAL COMMON STOCKS
(Cost $363,092,119)				663,136,621

Coupon Rate	Maturity Date		Face	Value
U.S. TREASURY OBLIGATIONS—0.2%
U.S. Treasury Bills—0.2%
U.S. Treasury Bill
0.012%	09/11/2014
(Cost $1,309,969)		‡‡	$1,310,000	1,309,960

			Shares	Value
MONEY MARKET FUNDS—4.9%
Institutional Money Market Funds—4.9%
Dreyfus Institutional Cash Advantage Fund, 0.06%		††¥	900,000	900,000
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class, 0.09%			¥28,360,667	28,360,667
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class, 0.09%		††¥	1,019,809	1,019,809
Fidelity Institutional Money Market: Prime Money Market Portfolio—Institutional Class, 0.06%		††¥	800,000	800,000

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2014 (Unaudited)

Vantagepoint 500 Stock Index Fund		Shares	Value
MONEY MARKET FUNDS—(Continued)
Short-Term Investments Trust Liquid Assets Portfolio—Institutional Class, 0.06%	††¥	900,000	$900,000
Wells Fargo Advantage Cash Investment Money Market Fund—Select Class, 0.07%	††¥	900,000	900,000
Wells Fargo Advantage Heritage Money Market Fund—Select Class, 0.07%	††¥	900,000	900,000

TOTAL MONEY MARKET FUNDS
(Cost $33,780,476)			33,780,476

TOTAL INVESTMENTS—100.6%
(Cost $398,182,564)			698,227,057
Other assets less liabilities—(0.6%)			(4,331,977)

NET ASSETS—100.0%			$693,895,080

Notes to the Schedule of Investments:

REIT	Real Estate Investment Trust
†	Denotes all or a portion of the security on loan.
*	Non-income producing.
‡‡	Security or a portion of the security has been pledged as collateral for futures contracts and/or options contracts.
††	Represents reinvestment of collateral received in conjunction with securities lending.
¥	The rate quoted is the annualized seven-day yield of the
fund at period end.

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS

June 30, 2014 (Unaudited)

Vantagepoint Broad Market Index Fund		Shares	Value
COMMON STOCKS—98.2%
Aerospace & Defense—2.5%
AAR Corp.	†	1,489	$41,037
Alliant Techsystems, Inc.		1,550	207,576
American Science & Engineering, Inc.		435	30,272
B/E Aerospace, Inc.	*	4,159	384,666
Boeing Co. (The)		27,932	3,553,788
Cubic Corp.		476	21,187
Curtiss-Wright Corp.		2,112	138,463
DigitalGlobe, Inc.	*	3,780	105,084
Engility Holdings, Inc.	*	622	23,798
Esterline Technologies Corp.	*	1,049	120,761
Exelis, Inc.		4,977	84,509
GenCorp, Inc.	*†	1,629	31,114
General Dynamics Corp.		11,394	1,327,971
HEICO Corp.		3,163	164,286
Hexcel Corp.	*	4,757	194,561
Honeywell International, Inc.		29,592	2,750,576
Huntington Ingalls Industries, Inc.		1,577	149,168
Kratos Defense & Security Solutions, Inc.	*	832	6,489
L-3 Communications Holdings, Inc.		2,864	345,828
Lockheed Martin Corp.		9,739	1,565,349
Moog, Inc., Class A	*	1,446	105,399
National Presto Industries, Inc.	†	535	38,969
Northrop Grumman Corp.		7,805	933,712
Orbital Sciences Corp.	*	2,123	62,735
Precision Castparts Corp.		5,732	1,446,757
Raytheon Co.		12,251	1,130,155
Rockwell Collins, Inc.		5,705	445,789
Spirit AeroSystems Holdings, Inc., Class A	*	7,021	236,608
Taser International, Inc.	*	2,292	30,484
Teledyne Technologies, Inc.	*	1,228	119,325
Textron, Inc.		12,237	468,555
TransDigm Group, Inc.		2,305	385,534
Triumph Group, Inc.		1,644	114,784
United Technologies Corp.		34,141	3,941,578

			20,706,867

Air Freight & Logistics—0.7%
Atlas Air Worldwide Holdings, Inc.	*	600	22,110
C.H. Robinson Worldwide, Inc.		6,357	405,513
Expeditors International of Washington, Inc.		7,178	316,980
FedEx Corp.		11,554	1,749,045
Forward Air Corp.		1,431	68,473
Hub Group, Inc., Class A	*	2,400	120,960
United Parcel Service, Inc., Class B		27,224	2,794,816
UTi Worldwide, Inc.	*	2,208	22,831
XPO Logistics, Inc.	*†	1,665	47,652

			5,548,380

Airlines—0.5%
Alaska Air Group, Inc.		2,686	255,304
American Airlines Group, Inc.	*	25,921	1,113,566
Copa Holdings SA, Class A (Panama)		1,841	262,471

		Shares	Value
Delta Air Lines, Inc.		32,014	$1,239,582
JetBlue Airways Corp.	*†	6,414	69,592
SkyWest, Inc.		2,390	29,206
Southwest Airlines Co.		26,758	718,720
Spirit Airlines, Inc.	*	3,308	209,198
United Continental Holdings, Inc.	*	13,242	543,849

			4,441,488

Auto Components—0.4%
American Axle & Manufacturing Holdings, Inc.	*	2,113	39,915
BorgWarner, Inc.		8,218	535,731
Cooper Tire & Rubber Co.		3,066	91,980
Dana Holding Corp.		5,645	137,851
Drew Industries, Inc.		2,207	110,372
Fuel Systems Solutions, Inc.	*	769	8,567
Gentex Corp.		6,594	191,820
Gentherm, Inc.	*	2,107	93,656
Goodyear Tire & Rubber Co. (The)		7,281	202,266
Johnson Controls, Inc.		24,673	1,231,923
Lear Corp.		3,353	299,490
Modine Manufacturing Co.	*	1,208	19,014
Motorcar Parts of America, Inc.	*	1,792	43,635
Shiloh Industries, Inc.	*	1,441	26,601
Superior Industries International, Inc.		1,102	22,723
Tenneco, Inc.	*	1,600	105,120
TRW Automotive Holdings Corp.	*	3,548	317,617
Visteon Corp.	*	2,509	243,398

			3,721,679

Automobiles—0.7%
Ford Motor Co.		148,004	2,551,589
General Motors Co.		58,382	2,119,266
Harley-Davidson, Inc.		7,622	532,397
Tesla Motors, Inc.	*	3,468	832,528
Thor Industries, Inc.		1,221	69,438
Winnebago Industries, Inc.	*	1,432	36,058

			6,141,276

Banks—5.5%
1st Source Corp.		1,180	36,132
Associated Banc-Corp		5,110	92,389
BancFirst Corp.		642	39,740
BancorpSouth, Inc.		3,611	88,722
Bank of America Corp.		399,758	6,144,280
Bank of Hawaii Corp.		1,898	111,394
Bank of the Ozarks, Inc.		1,248	41,746
BankUnited, Inc.		4,777	159,934
BB&T Corp.		26,530	1,046,078
BBCN Bancorp, Inc./California		7,132	113,755
BOK Financial Corp.		801	53,347
Boston Private Financial Holdings, Inc.		1,297	17,432
Bridge Bancorp, Inc.		3,091	74,153
Bryn Mawr Bank Corp.		1,058	30,809
Capital City Bank Group, Inc.		1,113	16,172
Cardinal Financial Corp.		1,142	21,081
Cascade Bancorp	*	219	1,141
Cathay General Bancorp		2,082	53,216

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2014 (Unaudited)

Vantagepoint Broad Market Index Fund		Shares	Value
COMMON STOCKS—(Continued)
Catskill Litigation Trust	*‡d	582	$—
Central Pacific Financial Corp.		103	2,045
Chemical Financial Corp.		1,552	43,580
CIT Group, Inc.		7,587	347,181
Citigroup, Inc.		114,505	5,393,185
Citizens & Northern Corp.		3,618	70,515
City Holding Co.		250	11,280
City National Corp./California		1,548	117,276
CNB Financial Corp./Pennsylvania		4,147	69,670
CoBiz Financial, Inc.		1,063	11,448
Comerica, Inc.		7,542	378,307
Commerce Bancshares, Inc./Missouri		3,001	139,546
Community Bank System, Inc.		1,402	50,752
Community Trust Bancorp, Inc.		731	25,015
Cullen/Frost Bankers, Inc.		2,502	198,709
CVB Financial Corp.		4,084	65,466
East West Bancorp, Inc.		6,997	244,825
Fidelity Southern Corp.		1,592	20,680
Fifth Third Bancorp		32,850	701,347
Financial Institutions, Inc.		749	17,542
First BanCorp. (Puerto Rico)	*	322	1,752
First Bancorp/North Carolina		4,779	87,695
First Busey Corp.		2,407	13,985
First Citizens BancShares, Inc./North Carolina, Class A		254	62,230
First Commonwealth Financial Corp.		2,619	24,147
First Connecticut Bancorp, Inc./Farmington CT		5,036	80,828
First Financial Bancorp		1,895	32,613
First Financial Bankshares, Inc.	†	1,000	31,370
First Horizon National Corp.		8,735	103,597
First Merchants Corp.		874	18,476
First Midwest Bancorp, Inc./Illinois		2,002	34,094
First Niagara Financial Group, Inc.		10,034	87,697
First of Long Island Corp. (The)		986	38,533
First Republic Bank/California		4,803	264,117
FirstMerit Corp.		8,833	174,452
FNB Corp./Pennsylvania		4,685	60,062
Fulton Financial Corp.		6,533	80,944
Glacier Bancorp, Inc.		1,771	50,261
Guaranty Bancorp		1,060	14,734
Hancock Holding Co.		2,032	71,770
Hanmi Financial Corp.		900	18,972
Heritage Financial Corp./Washington		4,736	76,202
Home Bancshares, Inc./Arkansas		2,340	76,799
Huntington Bancshares, Inc./Ohio		26,837	256,025
IBERIABANK Corp.		966	66,838
Independent Bank Corp./Massachusetts		874	33,544
International Bancshares Corp.		3,248	87,696

		Shares	Value
Investors Bancorp, Inc.		6,104	$67,449
JPMorgan Chase & Co.		141,848	8,173,282
KeyCorp		33,148	475,011
M&T Bank Corp.	†	5,079	630,050
MB Financial, Inc.		931	25,184
Merchants Bancshares, Inc.		2,994	95,748
MidSouth Bancorp, Inc.		3,675	73,096
MidWestOne Financial Group, Inc.		3,251	77,991
National Penn Bancshares, Inc.		2,758	29,180
NBT Bancorp, Inc.		1,000	24,020
Old National Bancorp/Indiana		3,552	50,723
PacWest Bancorp		3,097	133,697
Park National Corp.	†	728	56,202
Park Sterling Corp.		6,371	41,985
Peoples Bancorp, Inc./Ohio		814	21,530
Pinnacle Financial Partners, Inc.		1,818	71,775
PNC Financial Services Group, Inc. (The)		19,925	1,774,321
Popular, Inc. (Puerto Rico)	*	5,380	183,888
PrivateBancorp, Inc.		1,200	34,872
Prosperity Bancshares, Inc.		2,300	143,980
Regions Financial Corp.		48,889	519,201
Republic Bancorp, Inc./Kentucky, Class A		1,603	38,023
Republic First Bancorp, Inc.	*	7,783	39,226
S&T Bancorp, Inc.		955	23,732
Sandy Spring Bancorp, Inc.		344	8,569
Signature Bank/New York	*	1,900	239,742
Simmons First National Corp., Class A		911	35,884
South State Corp.		2,017	123,037
State Bank Financial Corp.		4,194	70,921
Sterling Bancorp/New York		5,533	66,396
Suffolk Bancorp	*	3,336	74,426
SunTrust Banks, Inc.		19,144	766,909
Susquehanna Bancshares, Inc.		15,304	161,610
SVB Financial Group	*	1,437	167,583
Synovus Financial Corp.		5,952	145,110
TCF Financial Corp.		6,104	99,922
Texas Capital Bancshares, Inc.	*	2,821	152,193
Tompkins Financial Corp.		730	35,171
TowneBank/Virginia	†	1,448	22,748
Trustmark Corp.		2,635	65,058
U.S. Bancorp/Minnesota		66,124	2,864,492
UMB Financial Corp.		1,211	76,765
Umpqua Holdings Corp.		9,721	174,200
United Bankshares, Inc./West Virginia		2,134	68,992
United Community Banks, Inc./Georgia		454	7,432
Valley National Bancorp	†	6,899	68,369
Washington Trust Bancorp, Inc.		500	18,385
Webster Financial Corp.		2,393	75,475
Wells Fargo & Co.		180,865	9,506,264
WesBanco, Inc.		1,699	52,737
Westamerica Bancorporation	†	288	15,057
Western Alliance Bancorp	*	1,400	33,320
Wintrust Financial Corp.		1,017	46,782
Zions Bancorporation		9,159	269,916

			46,316,954

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2014 (Unaudited)

Vantagepoint Broad Market Index Fund		Shares	Value
COMMON STOCKS—(Continued)
Beverages—1.7%
Boston Beer Co., Inc. (The), Class A	*†	609	$136,124
Brown-Forman Corp., Class B		5,077	478,101
Coca-Cola Bottling Co. Consolidated		437	32,194
Coca-Cola Co. (The)		148,143	6,275,337
Coca-Cola Enterprises, Inc.		8,850	422,853
Constellation Brands, Inc., Class A	*	6,550	577,251
Dr. Pepper Snapple Group, Inc.		7,323	428,981
Molson Coors Brewing Co., Class B		6,229	461,943
Monster Beverage Corp.	*	5,360	380,721
PepsiCo, Inc.		57,768	5,160,993

			14,354,498

Biotechnology—2.7%
ACADIA Pharmaceuticals, Inc.	*†	1,825	41,227
Achillion Pharmaceuticals, Inc.	*	5,414	40,984
Acorda Therapeutics, Inc.	*	674	22,721
Aegerion Pharmaceuticals, Inc.	*†	1,499	48,103
Alexion Pharmaceuticals, Inc.	*	7,220	1,128,125
Alkermes plc (Ireland)	*	5,289	266,195
Alnylam Pharmaceuticals, Inc.	*†	2,390	150,976
AMAG Pharmaceuticals, Inc.	*†	834	17,280
Amgen, Inc.		28,165	3,333,891
Anacor Pharmaceuticals, Inc.	*	2,424	42,977
Arena Pharmaceuticals, Inc.	*†	9,689	56,778
ARIAD Pharmaceuticals, Inc.	*†	5,175	32,965
Array BioPharma, Inc.	*†	4,333	19,758
Arrowhead Research Corp.	*	2,896	41,442
BioCryst Pharmaceuticals, Inc.	*	3,439	43,847
Biogen Idec, Inc.	*	9,025	2,845,673
BioMarin Pharmaceutical, Inc.	*	5,515	343,088
Bluebird Bio, Inc.	*	1,065	41,077
Celgene Corp.	*	30,886	2,652,490
Celldex Therapeutics, Inc.	*†	6,204	101,249
Cepheid, Inc.	*	1,692	81,114
Clovis Oncology, Inc.	*	1,475	61,080
Cubist Pharmaceuticals, Inc.	*	2,779	194,030
CytRx Corp.	*	9,490	39,668
Dendreon Corp.	*†	4,737	10,895
Dyax Corp.	*	4,812	46,195
Dynavax Technologies Corp.	*†	29,475	47,160
Emergent Biosolutions, Inc.	*	1,319	29,625
Exact Sciences Corp.	*†	6,789	115,617
Exelixis, Inc.	*†	15,393	52,182
Galectin Therapeutics, Inc.	*	2,900	40,049
Galena Biopharma, Inc.	*†	15,289	46,784
Genomic Health, Inc.	*	1,284	35,182
Geron Corp.	*†	4,719	15,148
Gilead Sciences, Inc.	*	57,606	4,776,113
Halozyme Therapeutics, Inc.	*†	6,362	62,857
Heron Therapeutics, Inc.	*	3,218	39,646
Idenix Pharmaceuticals, Inc.	*	2,986	71,963
ImmunoGen, Inc.	*†	1,323	15,678
Immunomedics, Inc.	*†	2,141	7,815
Incyte Corp. Ltd.	*	4,332	244,498
Inovio Pharmaceuticals, Inc.	*	4,267	46,126
Insmed, Inc.	*	2,696	53,866
Intercept Pharmaceuticals, Inc.	*	335	79,271
InterMune, Inc.	*	3,958	174,746

		Shares	Value
Intrexon Corp.	*	1,662	$41,766
Ironwood Pharmaceuticals, Inc.	*†	7,019	107,601
Isis Pharmaceuticals, Inc.	*†	6,737	232,090
Keryx Biopharmaceuticals, Inc.	*†	5,221	80,299
Lexicon Pharmaceuticals, Inc.	*†	2,343	3,772
Ligand Pharmaceuticals, Inc.	*	815	50,766
MannKind Corp.	*†	8,369	91,975
Medivation, Inc.	*	3,462	266,851
Merrimack Pharmaceuticals, Inc.	*	5,739	41,837
MiMedx Group, Inc.	*	5,999	42,533
Momenta Pharmaceuticals, Inc.	*	2,618	31,625
Myriad Genetics, Inc.	*†	4,124	160,506
Neuralstem, Inc.	*	9,512	40,141
Neurocrine Biosciences, Inc.	*	1,479	21,948
NewLink Genetics Corp.	*†	3,326	88,305
Northwest Biotherapeutics, Inc.	*	5,699	38,240
Novavax, Inc.	*†	10,201	47,129
NPS Pharmaceuticals, Inc.	*	4,029	133,158
OPKO Health, Inc.	*†	14,466	127,879
Orexigen Therapeutics, Inc.	*	6,895	42,611
Osiris Therapeutics, Inc.	*†	1,402	21,899
PDL BioPharma, Inc.	†	3,841	37,181
Peregrine Pharmaceuticals, Inc.	*†	20,036	37,668
Pharmacyclics, Inc.	*	2,440	218,892
Progenics Pharmaceuticals, Inc.	*	793	3,418
Prothena Corp. plc (Ireland)	*	1,778	40,094
PTC Therapeutics, Inc.	*	1,567	40,961
Puma Biotechnology, Inc.	*	687	45,342
Raptor Pharmaceutical Corp.	*†	3,794	43,821
Receptos, Inc.	*	1,037	44,176
Regeneron Pharmaceuticals, Inc.	*	3,165	894,018
Retrophin, Inc.	*	3,586	42,100
Rigel Pharmaceuticals, Inc.	*	1,882	6,832
Sangamo BioSciences, Inc.	*	2,626	40,099
Sarepta Therapeutics, Inc.	*†	2,129	63,423
Seattle Genetics, Inc.	*†	3,191	122,056
Synageva BioPharma Corp.	*†	1,031	108,049
Synergy Pharmaceuticals, Inc.	*†	6,708	27,302
TG Therapeutics, Inc.	*	4,138	38,856
Threshold Pharmaceuticals, Inc.	*†	6,119	24,231
United Therapeutics Corp.	*	1,828	161,760
Vanda Pharmaceuticals, Inc.	*†	2,680	43,362
Vertex Pharmaceuticals, Inc.	*	9,580	907,034
XOMA Corp.	*	9,130	41,907
ZIOPHARM Oncology, Inc.	*†	16,393	66,064

			22,469,731

Building Products—0.2%
A.O. Smith Corp.		4,024	199,510
Allegion plc (Ireland)		3,761	213,173
American Woodmark Corp.	*	800	25,496
Apogee Enterprises, Inc.		1,250	43,575
Armstrong World Industries, Inc.	*	720	41,349
Fortune Brands Home & Security, Inc.		5,665	226,203
Gibraltar Industries, Inc.	*	1,188	18,426
Griffon Corp.		1,288	15,971
Lennox International, Inc.		2,437	218,282
Masco Corp.		16,508	366,478
Masonite International Corp.	*	741	41,689
NCI Building Systems, Inc.	*	246	4,780
Owens Corning, Inc.		3,682	142,420
Patrick Industries, Inc.	*	974	45,379
Quanex Building Products Corp.		1,671	29,861

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2014 (Unaudited)

Vantagepoint Broad Market Index Fund		Shares	Value
COMMON STOCKS—(Continued)
Simpson Manufacturing Co., Inc.		2,084	$75,774
Trex Co., Inc.	*	1,462	42,135
Universal Forest Products, Inc.		1,121	54,111
USG Corp.	*†	3,348	100,875

			1,905,487

Capital Markets—2.1%
Affiliated Managers Group, Inc.	*	2,083	427,848
Ameriprise Financial, Inc.		7,046	845,520
Arlington Asset Investment Corp., Class A	†	304	8,308
Bank of New York Mellon Corp. (The)		41,637	1,560,555
BGC Partners, Inc., Class A		7,270	54,089
BlackRock, Inc.		5,053	1,614,939
Calamos Asset Management, Inc., Class A		1,800	24,102
Charles Schwab Corp. (The)		39,829	1,072,595
CIFC Corp.	†	4,547	40,969
Cowen Group, Inc., Class A	*	2,582	10,896
Diamond Hill Investment Group, Inc.		331	42,275
E*TRADE Financial Corp.	*	13,474	286,457
Eaton Vance Corp.		5,282	199,607
Evercore Partners, Inc., Class A		2,410	138,912
Federated Investors, Inc., Class B	†	3,745	115,795
Financial Engines, Inc.	†	1,762	79,783
Franklin Resources, Inc.		15,516	897,445
GAMCO Investors, Inc., Class A		558	46,342
GFI Group, Inc.		2,520	8,366
Goldman Sachs Group, Inc. (The)		17,015	2,848,992
Greenhill & Co., Inc.	†	495	24,379
ICG Group, Inc.	*	4,779	99,786
INTL FCStone, Inc.	*	507	10,099
Invesco Ltd.		16,610	627,028
Investment Technology Group, Inc.	*	2,078	35,077
Janus Capital Group, Inc.		6,411	80,009
KCG Holdings, Inc., Class A	*	444	5,275
Ladenburg Thalmann Financial Services, Inc.	*	18,032	56,801
Lazard Ltd., Class A (Bermuda)		5,918	305,132
Legg Mason, Inc.		3,981	204,265
LPL Financial Holdings, Inc.		1,656	82,369
Morgan Stanley		57,026	1,843,651
Northern Trust Corp.		8,495	545,464
Piper Jaffray Cos.	*	963	49,855
Pzena Investment Management, Inc., Class A		6,659	74,314
Raymond James Financial, Inc.		3,472	176,135
Safeguard Scientifics, Inc.	*	678	14,096
SEI Investments Co.		5,918	193,933
State Street Corp.		15,937	1,071,923
Stifel Financial Corp.	*	2,724	128,981
SWS Group, Inc.	*	1,323	9,631
T. Rowe Price Group, Inc.		9,852	831,607
TD Ameritrade Holding Corp.		8,355	261,929
Virtus Investment Partners, Inc.	*	210	44,468
Waddell & Reed Financial, Inc., Class A		3,971	248,545

		Shares	Value
Walter Investment Management Corp.	*†	1,972	$58,726
Westwood Holdings Group, Inc.		1,027	61,661
WisdomTree Investments, Inc.	*†	3,701	45,744

			17,514,678

Chemicals—2.6%
A. Schulman, Inc.		1,444	55,883
Air Products & Chemicals, Inc.		8,124	1,044,909
Airgas, Inc.		2,915	317,473
Albemarle Corp.		3,712	265,408
Ashland, Inc.		2,794	303,820
Axiall Corp.		2,616	123,658
Cabot Corp.		2,693	156,167
Calgon Carbon Corp.	*	3,184	71,099
Celanese Corp., Series A		5,922	380,666
CF Industries Holdings, Inc.		2,079	500,062
Chemtura Corp.	*	5,201	135,902
Cytec Industries, Inc.		1,644	173,311
Dow Chemical Co. (The)		46,290	2,382,083
E.I. Du Pont de Nemours & Co.		34,621	2,265,598
Eastman Chemical Co.		6,221	543,404
Ecolab, Inc.		9,853	1,097,033
Ferro Corp.	*	1,818	22,834
Flotek Industries, Inc.	*	1,303	41,905
FMC Corp.		5,510	392,257
H.B. Fuller Co.		2,570	123,617
Huntsman Corp.		5,470	153,707
International Flavors & Fragrances, Inc.		3,643	379,892
Intrepid Potash, Inc.	*†	1,172	19,643
Koppers Holdings, Inc.		1,582	60,512
Kronos Worldwide, Inc.		2,262	35,446
Landec Corp.	*	986	12,315
LSB Industries, Inc.	*	1,411	58,796
LyondellBasell Industries NV, Class A		15,848	1,547,557
Minerals Technologies, Inc.		1,736	113,847
Monsanto Co.		19,538	2,437,170
Mosaic Co. (The)		11,011	544,494
NewMarket Corp.		378	148,218
Olin Corp.		2,796	75,268
OM Group, Inc.		1,147	37,197
OMNOVA Solutions, Inc.	*	6,478	58,885
Platform Specialty Products Corp.	*	1,501	42,073
PolyOne Corp.		3,321	139,947
PPG Industries, Inc.		5,366	1,127,665
Praxair, Inc.		11,160	1,482,494
Quaker Chemical Corp.		483	37,090
Rayonier Advanced Materials, Inc.	*	1,668	64,634
Rentech, Inc.	*	38,127	98,749
Rockwood Holdings, Inc.		2,347	178,349
RPM International, Inc.		4,832	223,142
Scotts Miracle-Gro Co. (The), Class A		1,662	94,501
Sensient Technologies Corp.		2,027	112,944
Sherwin-Williams Co. (The)		3,473	718,598
Sigma-Aldrich Corp.		4,235	429,768
Stepan Co.		1,112	58,780
Tredegar Corp.		1,606	37,596
Valspar Corp. (The)		4,039	307,731
W.R. Grace & Co.	*	3,427	323,954

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2014 (Unaudited)

Vantagepoint Broad Market Index Fund		Shares	Value
COMMON STOCKS—(Continued)
Westlake Chemical Corp.		2,558	$214,258
Zep, Inc.		936	16,530

			21,788,839

Commercial Services & Supplies—0.6%
ABM Industries, Inc.		2,291	61,811
ACCO Brands Corp.	*	2,302	14,756
ADT Corp. (The)	†	7,488	261,631
Brady Corp., Class A		2,402	71,748
Brink’s Co. (The)		2,084	58,810
Cenveo, Inc.	*†	4,741	17,589
Cintas Corp.		3,343	212,414
Civeo Corp.	*	4,052	101,422
Clean Harbors, Inc.	*	2,414	155,100
Copart, Inc.	*	2,852	102,558
Covanta Holding Corp.		4,185	86,253
Deluxe Corp.		2,098	122,901
Ennis, Inc.		695	10,606
G&K Services, Inc., Class A		1,008	52,487
Healthcare Services Group, Inc.		4,963	146,111
Herman Miller, Inc.		3,155	95,407
HNI Corp.		2,512	98,244
Interface, Inc.		3,357	63,246
Iron Mountain, Inc.		7,780	275,801
KAR Auction Services, Inc.		2,644	84,264
Kimball International, Inc., Class B		1,500	25,080
Knoll, Inc.		2,701	46,808
McGrath RentCorp		916	33,663
Mobile Mini, Inc.		2,000	95,780
MSA Safety, Inc.		1,444	83,001
NL Industries, Inc.		2,111	19,611
Pitney Bowes, Inc.		5,918	163,455
R.R. Donnelley & Sons Co.		10,168	172,449
Republic Services, Inc.		11,229	426,365
Rollins, Inc.		1,486	44,580
Steelcase, Inc., Class A		1,992	30,139
Stericycle, Inc.	*	3,138	371,602
Tetra Tech, Inc.		2,114	58,135
Tyco International Ltd. (Switzerland)		15,636	713,002
United Stationers, Inc.		2,556	105,997
Viad Corp.		937	22,338
Waste Connections, Inc.		3,543	172,013
Waste Management, Inc.		17,744	793,689

			5,470,866

Communications Equipment—1.6%
ADTRAN, Inc.		3,197	72,124
ARRIS Group, Inc.	*	3,613	117,531
Aruba Networks, Inc.	*	2,125	37,230
Black Box Corp.		865	20,276
Brocade Communications Systems, Inc.		14,008	128,874
CalAmp Corp.	*	550	11,913
Ciena Corp.	*	5,950	128,877
Cisco Systems, Inc.		195,330	4,853,950
Comtech Telecommunications Corp.		1,350	50,395
Digi International, Inc.	*	1,976	18,614
EchoStar Corp., Class A	*	1,877	99,368
Emulex Corp.	*	3,408	19,426

		Shares	Value
Extreme Networks, Inc.	*	4,491	$19,940
F5 Networks, Inc.	*	2,664	296,876
Finisar Corp.	*†	7,171	141,627
Harmonic, Inc.	*	2,820	21,037
Harris Corp.		3,891	294,743
Infinera Corp.	*†	4,191	38,557
InterDigital, Inc.		2,803	133,983
Ixia	*	2,330	26,632
JDS Uniphase Corp.	*	7,444	92,827
Juniper Networks, Inc.	*	17,553	430,751
KVH Industries, Inc.	*	375	4,886
Motorola Solutions, Inc.		8,298	552,398
NETGEAR, Inc.	*	1,206	41,933
Numerex Corp., Class A	*	1,800	20,682
Oplink Communications, Inc.	*	758	12,863
Palo Alto Networks, Inc.	*	2,788	233,774
ParkerVision, Inc.	*†	1,052	1,557
Plantronics, Inc.		1,826	87,739
Polycom, Inc.	*	8,354	104,676
QUALCOMM, Inc.		64,314	5,093,669
Riverbed Technology, Inc.	*	3,698	76,290
Sonus Networks, Inc.	*	10,700	38,413
Ubiquiti Networks, Inc.	*	904	40,852
ViaSat, Inc.	*	1,190	68,972

			13,434,255

Construction & Engineering—0.3%
AECOM Technology Corp.	*	3,236	104,199
Aegion Corp.	*	1,223	28,459
Ameresco, Inc., Class A	*	5,845	41,090
Chicago Bridge & Iron Co. NV (Netherlands)		4,114	280,575
Comfort Systems USA, Inc.		2,179	34,428
Dycom Industries, Inc.	*	2,076	65,000
EMCOR Group, Inc.		2,908	129,493
Fluor Corp.		6,816	524,151
Foster Wheeler AG (Switzerland)		1,361	46,369
Furmanite Corp.	*	1,100	12,804
Granite Construction, Inc.		1,889	67,966
Jacobs Engineering Group, Inc.	*	4,968	264,695
KBR, Inc.		6,464	154,167
Layne Christensen Co.	*†	510	6,783
MasTec, Inc.	*	2,049	63,150
Quanta Services, Inc.	*	8,861	306,413
Sterling Construction Co., Inc.	*	4,506	42,266
Tutor Perini Corp.	*	960	30,471
URS Corp.		2,934	134,524

			2,337,003

Construction Materials—0.1%
Eagle Materials, Inc.		2,083	196,385
Headwaters, Inc.	*	2,095	29,100
Martin Marietta Materials, Inc.	†	1,433	189,228
Texas Industries, Inc.	*†	1,116	103,074
Vulcan Materials Co.		6,242	397,927

			915,714

Consumer Finance—0.9%
Ally Financial, Inc.	*	6,883	164,573
American Express Co.		34,814	3,302,804
Capital One Financial Corp.		22,188	1,832,729
Cash America International, Inc.		685	30,435
Consumer Portfolio Services, Inc.	*	5,110	38,938
Discover Financial Services		18,027	1,117,313

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2014 (Unaudited)

Vantagepoint Broad Market Index Fund		Shares	Value
COMMON STOCKS—(Continued)
Ezcorp, Inc., Class A	*	2,031	$23,458
First Cash Financial Services, Inc.	*	2,461	141,729
Navient Corp.		18,104	320,622
Nelnet, Inc., Class A		481	19,928
Portfolio Recovery Associates, Inc.	*	1,512	90,009
SLM Corp.		18,104	150,444
World Acceptance Corp.	*†	639	48,538

			7,281,520

Containers & Packaging—0.3%
AEP Industries, Inc.	*	372	12,972
AptarGroup, Inc.		3,130	209,741
Avery Dennison Corp.		3,924	201,105
Ball Corp.		6,557	410,993
Bemis Co., Inc.		3,374	137,187
Berry Plastics Group, Inc.	*	1,604	41,383
Crown Holdings, Inc.	*	5,070	252,283
Graphic Packaging Holding Co.	*	5,287	61,858
Greif, Inc., Class A		852	46,485
MeadWestvaco Corp.		6,183	273,660
Myers Industries, Inc.		1,716	34,475
Owens-Illinois, Inc.	*	6,064	210,057
Packaging Corp. of America		4,339	310,195
Rock-Tenn Co., Class A		2,588	273,267
Sealed Air Corp.		7,726	263,997
Silgan Holdings, Inc.		820	41,672
Sonoco Products Co.		3,353	147,297

			2,928,627

Distributors—0.1%
Genuine Parts Co.		6,041	530,400
LKQ Corp.	*	11,438	305,280
Pool Corp.		2,434	137,667
VOXX International Corp.	*	1,218	11,461

			984,808

Diversified Consumer Services—0.2%
American Public Education, Inc.	*	698	23,997
Apollo Education Group, Inc.	*	3,118	97,438
Ascent Capital Group, Inc., Class A	*	545	35,975
Career Education Corp.	*	4,167	19,502
Chegg, Inc.	*	5,262	37,045
DeVry Education Group, Inc.		2,980	126,173
Graham Holdings Co., Class B		258	185,272
Grand Canyon Education, Inc.	*	3,129	143,840
H&R Block, Inc.		11,402	382,195
Hillenbrand, Inc.		1,576	51,409
Houghton Mifflin Harcourt Co.	*	2,131	40,830
ITT Educational Services, Inc.	*†	335	5,591
LifeLock, Inc.	*	3,002	41,908
Matthews International Corp., Class A		1,052	43,732
Regis Corp.		1,818	25,597
Service Corp. International		10,864	225,102
Sotheby’s		2,623	110,140
Steiner Leisure Ltd. (Bahamas)	*	1,503	65,065
Strayer Education, Inc.	*†	551	28,933
Universal Technical Institute, Inc.		418	5,075
Weight Watchers International, Inc.	†	1,826	36,830

			1,731,649

		Shares	Value
Diversified Financial Services—1.5%
Berkshire Hathaway, Inc., Class B	*	68,543	$8,674,802
CBOE Holdings, Inc.		3,873	190,590
CME Group, Inc.		11,807	837,707
Interactive Brokers Group, Inc., Class A		1,570	36,565
Intercontinental Exchange, Inc.		4,413	833,616
Leucadia National Corp.		11,434	299,800
McGraw Hill Financial, Inc.		9,601	797,171
Moody’s Corp.		8,073	707,679
MSCI, Inc.	*	3,439	157,678
NASDAQ OMX Group, Inc. (The)		5,431	209,745
PHH Corp.	*	2,212	50,832
PICO Holdings, Inc.	*	1,150	27,324
Resource America, Inc., Class A		1,287	12,033
Tiptree Financial, Inc., Class A REIT		4,605	40,064
Voya Financial, Inc.		4,191	152,301

			13,027,907

Diversified Telecommunication Services—2.0%
8x8, Inc.	*	3,048	24,628
AT&T, Inc.		197,073	6,968,501
CenturyLink, Inc.		22,585	817,577
Cincinnati Bell, Inc.	*	8,448	33,201
Cogent Communications Holdings, Inc.		2,886	99,711
Consolidated Communications Holdings, Inc.	†	80	1,779
Enventis Corp.		651	10,312
Frontier Communications Corp.	†	39,354	229,827
General Communication, Inc., Class A	*	2,516	27,877
Globalstar, Inc.	*	9,926	42,185
IDT Corp., Class B		1,600	27,872
Level 3 Communications, Inc.	*	8,634	379,119
Lumos Networks Corp.		1,350	19,535
Premiere Global Services, Inc.	*	2,174	29,023
tw telecom inc.	*	4,305	173,535
Verizon Communications, Inc.		155,902	7,628,285
Vonage Holdings Corp.	*	11,167	41,876
Windstream Holdings, Inc.	†	21,003	209,190

			16,764,033

Electric Utilities—1.6%
ALLETE, Inc.		1,243	63,828
American Electric Power Co., Inc.		17,879	997,112
Cleco Corp.		2,109	124,326
Duke Energy Corp.		27,217	2,019,229
Edison International		12,222	710,220
El Paso Electric Co.		1,748	70,287
Empire District Electric Co. (The)		4,477	114,969
Entergy Corp.		6,604	542,122
Exelon Corp.		31,805	1,160,246
FirstEnergy Corp.		16,831	584,372
Great Plains Energy, Inc.		3,450	92,702
Hawaiian Electric Industries, Inc.	†	3,066	77,631
IDACORP, Inc.		1,515	87,612
ITC Holdings Corp.		4,617	168,428
MGE Energy, Inc.		2,338	92,374

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2014 (Unaudited)

Vantagepoint Broad Market Index Fund		Shares	Value
COMMON STOCKS—(Continued)
NextEra Energy, Inc.		16,412	$1,681,902
Northeast Utilities		10,939	517,087
OGE Energy Corp.		6,716	262,461
Otter Tail Corp.		1,095	33,168
Pepco Holdings, Inc.		7,066	194,174
Pinnacle West Capital Corp.		3,789	219,156
PNM Resources, Inc.		2,169	63,617
Portland General Electric Co.		1,100	38,137
PPL Corp.		24,605	874,216
Southern Co. (The)		33,220	1,507,524
UIL Holdings Corp.		1,496	57,910
Unitil Corp.		2,609	88,263
UNS Energy Corp.		1,571	94,904
Westar Energy, Inc.	†	4,032	153,982
Xcel Energy, Inc.		16,552	533,471

			13,225,430

Electrical Equipment—0.7%
Acuity Brands, Inc.		1,873	258,942
AMETEK, Inc.		9,526	498,019
AZZ, Inc.		2,357	108,611
Babcock & Wilcox Co. (The)		5,852	189,956
Capstone Turbine Corp.	*†	34,249	51,716
Eaton Corp. plc		17,125	1,321,708
Emerson Electric Co.		27,226	1,806,717
Encore Wire Corp.		1,400	68,656
EnerSys		2,156	148,311
Enphase Energy, Inc.	*†	4,495	38,432
Franklin Electric Co., Inc.		1,804	72,755
FuelCell Energy, Inc.	*†	36,395	87,348
Generac Holdings, Inc.	*†	3,020	147,195
General Cable Corp.		1,732	44,443
GrafTech International Ltd.	*†	3,487	36,474
Hubbell, Inc., Class B		2,078	255,906
LSI Industries, Inc.		1,083	8,642
Plug Power, Inc.	*	9,245	43,267
Polypore International, Inc.	*†	2,675	127,678
Powell Industries, Inc.		1,045	68,322
Regal-Beloit Corp.		1,272	99,928
Revolution Lighting Technologies, Inc.	*†	8,587	19,750
Rockwell Automation, Inc.		4,979	623,172
SolarCity Corp.	*†	1,455	102,723
Vicor Corp.	*†	1,380	11,565

			6,240,236

Electronic Equipment, Instruments & Components—0.7%
Agilysys, Inc.	*	1,335	18,797
Amphenol Corp., Class A		5,423	522,452
Anixter International, Inc.		1,723	172,421
Arrow Electronics, Inc.	*	4,585	276,980
Avnet, Inc.		5,129	227,266
AVX Corp.		2,270	30,146
Badger Meter, Inc.		1,134	59,705
Belden, Inc.		1,894	148,035
Benchmark Electronics, Inc.	*	2,520	64,210
CDW Corp.		1,294	41,253
Checkpoint Systems, Inc.	*	1,441	20,160
Cognex Corp.	*	4,046	155,366
Coherent, Inc.	*	1,348	89,197
Corning, Inc.		52,217	1,146,163
CTS Corp.		1,580	29,546
Daktronics, Inc.		927	11,050

		Shares	Value
Dolby Laboratories, Inc., Class A	*†	1,370	$59,184
DTS, Inc.	*	755	13,900
Electro Rent Corp.		950	15,894
Electro Scientific Industries, Inc.		1,421	9,677
FARO Technologies, Inc.	*	453	22,251
FEI Co.		1,368	124,119
FLIR Systems, Inc.		5,608	194,766
Gerber Scientific, Inc.	*†‡d	1,608	—
II-VI, Inc.	*	1,364	19,723
Ingram Micro, Inc., Class A	*	7,190	210,020
Insight Enterprises, Inc.	*	2,054	63,140
InvenSense Inc.	*	1,864	42,294
IPG Photonics Corp.	*†	2,130	146,544
Itron, Inc.	*	955	38,725
Jabil Circuit, Inc.		8,287	173,198
Knowles Corp.	*	2,880	88,531
Littelfuse, Inc.		909	84,492
Maxwell Technologies, Inc.	*	370	5,598
Mercury Systems, Inc.	*	963	10,920
Mesa Laboratories, Inc.		887	74,473
Methode Electronics, Inc.		1,383	52,844
MTS Systems Corp.		1,342	90,934
National Instruments Corp.		5,121	165,869
Newport Corp.	*	1,614	29,859
OSI Systems, Inc.	*	867	57,872
Park Electrochemical Corp.		1,086	30,636
PC Connection, Inc.		854	17,661
Plexus Corp.	*	1,884	81,558
Rofin-Sinar Technologies, Inc.	*	2,200	52,888
Rogers Corp.	*	803	53,279
Sanmina Corp.	*	3,577	81,484
ScanSource, Inc.	*	1,126	42,878
SYNNEX Corp.	*	104	7,576
Tech Data Corp.	*	2,057	128,604
Trimble Navigation Ltd.	*	8,636	319,100
TTM Technologies, Inc.	*	1,639	13,440
Universal Display Corp.	*†	1,350	43,335
Vishay Intertechnology, Inc.		6,172	95,604
Vishay Precision Group, Inc.	*	440	7,242
Zebra Technologies Corp., Class A	*	2,729	224,651

			6,007,510

Energy Equipment & Services—1.9%
Atwood Oceanics, Inc.	*	1,298	68,119
Baker Hughes, Inc.		17,431	1,297,738
Basic Energy Services, Inc.	*	1,600	46,752
Bristow Group, Inc.		982	79,169
Cameron International Corp.	*	8,658	586,233
CARBO Ceramics, Inc.	†	1,137	175,234
CHC Group Ltd. (Canada)	*	5,011	42,293
Dawson Geophysical Co.		924	26,473
Diamond Offshore Drilling, Inc.		1,577	78,266
Dresser-Rand Group, Inc.	*	2,924	186,347
Dril-Quip, Inc.	*	880	96,131
Era Group, Inc.	*	713	20,449
Exterran Holdings, Inc.		2,465	110,900
FMC Technologies, Inc.	*	8,237	503,034
Geospace Technologies Corp.	*	1,100	60,588
Gulfmark Offshore, Inc., Class A		1,000	45,180

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2014 (Unaudited)

Vantagepoint Broad Market Index Fund		Shares	Value
COMMON STOCKS—(Continued)
Halliburton Co.		32,724	$2,323,731
Helix Energy Solutions Group, Inc.	*	3,853	101,372
Helmerich & Payne, Inc.		3,926	455,848
Hercules Offshore, Inc.	*†	5,226	21,009
Hornbeck Offshore Services, Inc.	*†	1,800	84,456
ION Geophysical Corp.	*	6,136	25,894
Key Energy Services, Inc.	*	7,257	66,329
Matrix Service Co.	*	468	15,346
McDermott International, Inc.	*†	11,704	94,685
Mitcham Industries, Inc.	*	1,100	15,378
Nabors Industries Ltd. (Bermuda)		10,988	322,718
National Oilwell Varco, Inc.		15,901	1,309,447
Newpark Resources, Inc.	*	3,484	43,411
Oceaneering International, Inc.		4,464	348,772
Oil States International, Inc.	*	2,026	129,846
Parker Drilling Co.	*	3,755	24,483
Patterson-UTI Energy, Inc.		6,712	234,517
PHI, Inc.	*	774	34,497
Pioneer Energy Services Corp.	*	2,700	47,358
Rowan Cos. plc, Class A		3,918	125,102
Schlumberger Ltd.		49,527	5,841,710
SEACOR Holdings, Inc.	*	713	58,644
Seadrill Ltd. (Bermuda)	†	15,030	600,448
Superior Energy Services, Inc.		7,732	279,434
Tesco Corp.		3,185	67,968
TETRA Technologies, Inc.	*	2,352	27,707
Tidewater, Inc.		2,250	126,337
Unit Corp.	*	1,702	117,149

			16,366,502

Food & Staples Retailing—1.9%
Andersons, Inc. (The)		1,050	54,159
Casey’s General Stores, Inc.		1,608	113,026
Costco Wholesale Corp.		16,259	1,872,386
CVS Caremark Corp.		44,840	3,379,591
Fresh Market, Inc. (The)	*†	1,489	49,837
Kroger Co. (The)		20,480	1,012,326
Pantry, Inc. (The)	*	1,200	19,440
PriceSmart, Inc.		1,212	105,493
Rite Aid Corp.	*	31,827	228,200
Safeway, Inc.		8,825	303,051
SpartanNash Co.		808	16,976
Sprouts Farmers Market, Inc.	*	1,313	42,961
SUPERVALU, Inc.	*	8,154	67,026
Sysco Corp.		20,649	773,305
United Natural Foods, Inc.	*	1,912	124,471
Walgreen Co.		35,702	2,646,589
Wal-Mart Stores, Inc.		60,789	4,563,430
Weis Markets, Inc.		382	17,469
Whole Foods Market, Inc.		14,831	572,922

			15,962,658

Food Products—1.6%
Archer-Daniels-Midland Co.		23,265	1,026,219
B&G Foods, Inc.		4,432	144,882
Bunge Ltd.		5,710	431,904
Campbell Soup Co.		5,629	257,864
Chiquita Brands International, Inc.	*	2,150	23,328
ConAgra Foods, Inc.		14,190	421,159
Darling Ingredients, Inc.	*	7,139	149,205

		Shares	Value
Dean Foods Co.		3,140	$55,233
Farmer Bros. Co.	*	930	20,097
Flowers Foods, Inc.		7,909	166,722
Fresh Del Monte Produce, Inc.		567	17,379
General Mills, Inc.		24,219	1,272,466
Hain Celestial Group, Inc. (The)	*	1,426	126,543
Hershey Co. (The)		5,148	501,261
Hillshire Brands Co. (The)		4,327	269,572
Hormel Foods Corp.		6,390	315,347
Ingredion, Inc.		3,164	237,427
Inventure Foods, Inc.	*	5,272	59,415
J&J Snack Foods Corp.		761	71,625
J.M. Smucker Co. (The)		4,332	461,661
Kellogg Co.		10,655	700,034
Keurig Green Mountain, Inc.		5,854	729,467
Kraft Foods Group, Inc.		22,510	1,349,475
Lancaster Colony Corp.		1,389	132,177
McCormick & Co., Inc. (Non-Voting Shares)		4,101	293,591
Mead Johnson Nutrition Co.		7,038	655,730
Mondelez International, Inc., Class A		65,380	2,458,942
Post Holdings, Inc.	*	1,156	58,852
Sanderson Farms, Inc.		864	83,981
Seaboard Corp.	*†	18	54,365
Snyder’s-Lance, Inc.		1,370	36,250
Tootsie Roll Industries, Inc.	†	701	20,637
TreeHouse Foods, Inc.	*	1,256	100,568
Tyson Foods, Inc., Class A		10,231	384,072
WhiteWave Foods Co. (The)	*	4,301	139,223

			13,226,673

Gas Utilities—0.2%
AGL Resources, Inc.		3,698	203,501
Atmos Energy Corp.		2,732	145,889
Chesapeake Utilities Corp.		949	67,692
Laclede Group, Inc. (The)		1,025	49,764
National Fuel Gas Co.		3,639	284,934
New Jersey Resources Corp.		1,681	96,086
Northwest Natural Gas Co.		1,183	55,778
ONE Gas, Inc.		1,954	73,763
Piedmont Natural Gas Co., Inc.	†	2,740	102,503
Questar Corp.		7,412	183,818
South Jersey Industries, Inc.		2,014	121,666
Southwest Gas Corp.		1,252	66,093
UGI Corp.		2,720	137,360
WGL Holdings, Inc.		2,315	99,777

			1,688,624

Health Care Equipment & Supplies—2.1%
Abaxis, Inc.		749	33,188
Abbott Laboratories		58,115	2,376,903
ABIOMED, Inc.	*†	886	22,274
Alere, Inc.	*	3,011	112,672
Align Technology, Inc.	*	2,449	137,242
Analogic Corp.	†	593	46,396
Baxter International, Inc.		21,536	1,557,053
Becton Dickinson and Co.		7,370	871,871
Boston Scientific Corp.	*	53,699	685,736
C.R. Bard, Inc.		2,876	411,297
CareFusion Corp.	*	9,287	411,878
Cerus Corp.	*†	1,010	4,192
CONMED Corp.		1,362	60,132
Cooper Cos., Inc. (The)		1,627	220,507

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2014 (Unaudited)

Vantagepoint Broad Market Index Fund		Shares	Value
COMMON STOCKS—(Continued)
Covidien plc (Ireland)		17,848	$1,609,533
CryoLife, Inc.		937	8,386
Cyberonics, Inc.	*	956	59,712
Cynosure, Inc., Class A	*	314	6,673
DENTSPLY International, Inc.		5,668	268,380
DexCom, Inc.	*	4,391	174,147
Edwards Lifesciences Corp.	*	3,593	308,423
Greatbatch, Inc.	*	942	46,215
Haemonetics Corp.	*	2,314	81,638
HeartWare International, Inc.	*	664	58,764
Hill-Rom Holdings, Inc.		1,576	65,420
Hologic, Inc.	*	9,792	248,227
ICU Medical, Inc.	*	605	36,790
IDEXX Laboratories, Inc.	*	1,985	265,136
Insulet Corp.	*	2,469	97,945
Integra LifeSciences Holdings Corp.	*	1,190	56,001
Intuitive Surgical, Inc.	*	1,385	570,343
Invacare Corp.		1,333	24,487
Masimo Corp.	*	1,500	35,400
Medtronic, Inc.		38,179	2,434,293
Meridian Bioscience, Inc.	†	1,158	23,901
Merit Medical Systems, Inc.	*	3,149	47,550
Neogen Corp.	*	3,150	127,481
NuVasive, Inc.	*	990	35,214
OraSure Technologies, Inc.	*	1,687	14,525
ResMed, Inc.	†	6,068	307,223
RTI Surgical, Inc.	*	807	3,510
Sirona Dental Systems, Inc.	*	1,664	137,213
Spectranetics Corp. (The)	*	1,045	23,910
St. Jude Medical, Inc.		10,767	745,615
STAAR Surgical Co.	*	848	14,246
STERIS Corp.		2,777	148,514
Stryker Corp.		12,580	1,060,746
SurModics, Inc.	*	3,284	70,343
Teleflex, Inc.		1,322	139,603
Thoratec Corp.	*	2,306	80,387
TransEnterix, Inc.	*	7,273	36,656
Varian Medical Systems, Inc.	*	4,761	395,830
Volcano Corp.	*	1,970	34,692
West Pharmaceutical Services, Inc.		3,408	143,749
Wright Medical Group, Inc.	*	1,309	41,103
Zimmer Holdings, Inc.		5,894	612,151

			17,651,416

Health Care Providers & Services—2.2%
Aetna, Inc.		14,039	1,138,282
Air Methods Corp.	*†	2,900	149,785
Almost Family, Inc.	*	422	9,318
Amedisys, Inc.	*†	1,698	28,425
AmerisourceBergen Corp.		9,159	665,493
AMN Healthcare Services, Inc.	*	1,507	18,536
Amsurg Corp.	*	1,423	64,846
BioScrip, Inc.	*	1,095	9,132
Brookdale Senior Living, Inc.	*	4,596	153,231
Cardinal Health, Inc.		13,757	943,180
Catamaran Corp.	*	7,215	318,614
Centene Corp.	*	1,972	149,103
Chemed Corp.	†	1,162	108,903
Chindex International, Inc.	*	822	19,473
Cigna Corp.		10,828	995,851
Community Health Systems, Inc.	*	4,972	225,580

		Shares	Value
Cross Country Healthcare, Inc.	*	1,339	$8,730
DaVita HealthCare Partners, Inc.	*	7,014	507,253
Envision Healthcare Holdings, Inc.	*	1,100	39,501
ExamWorks Group, Inc.	*	1,308	41,503
Express Scripts Holding Co.	*	30,046	2,083,089
Gentiva Health Services, Inc.	*	1,474	22,198
Hanger, Inc.	*	1,083	34,060
HCA Holdings, Inc.	*	10,887	613,809
Health Net, Inc.	*	3,209	133,302
HealthSouth Corp.		2,220	79,631
Healthways, Inc.	*†	1,362	23,889
Henry Schein, Inc.	*	3,652	433,383
Humana, Inc.		6,153	785,861
Kindred Healthcare, Inc.		2,148	49,619
Laboratory Corp. of America Holdings	*	3,138	321,331
Landauer, Inc.		598	25,116
LifePoint Hospitals, Inc.	*	2,149	133,453
Magellan Health, Inc.	*	1,400	87,136
McKesson Corp.		8,824	1,643,117
MEDNAX, Inc.	*	4,364	253,767
MWI Veterinary Supply, Inc.	*	519	73,693
National Healthcare Corp.		431	24,261
National Research Corp., Class A	*	3,750	52,463
Omnicare, Inc.		4,277	284,720
Owens & Minor, Inc.	†	2,434	82,707
Patterson Cos., Inc.		4,679	184,867
PharMerica Corp.	*	1,365	39,025
Quest Diagnostics, Inc.		6,754	396,392
Team Health Holdings, Inc.	*	3,999	199,710
Tenet Healthcare Corp.	*	4,822	226,345
U.S. Physical Therapy, Inc.		1,300	44,447
UnitedHealth Group, Inc.		37,655	3,078,296
Universal American Corp.		1,812	15,094
Universal Health Services, Inc., Class B		3,504	335,543
VCA, Inc.	*	3,442	120,780
WellCare Health Plans, Inc.	*	1,500	111,990
WellPoint, Inc.		10,501	1,130,013

			18,717,846

Health Care Technology—0.1%
Allscripts Healthcare Solutions, Inc.	*	4,515	72,466
athenahealth, Inc.	*†	1,151	144,024
Cerner Corp.	*	11,584	597,503
HMS Holdings Corp.	*	4,230	86,334
Medidata Solutions, Inc.	*	2,616	111,991
Omnicell, Inc.	*	783	22,480
Quality Systems, Inc.		1,536	24,653

			1,059,451

Hotels, Restaurants & Leisure—1.9%
Bally Technologies, Inc.	*	1,971	129,534
Biglari Holdings, Inc.	*	75	31,723
Bob Evans Farms, Inc.		1,465	73,323
Boyd Gaming Corp.	*	2,619	31,769
Brinker International, Inc.		2,003	97,446
Buffalo Wild Wings, Inc.	*	867	143,671
Burger King Worldwide, Inc.		1,533	41,728
Carnival Corp.		17,391	654,771
Cheesecake Factory, Inc. (The)		3,444	159,871
Chipotle Mexican Grill, Inc.	*	1,138	674,276

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2014 (Unaudited)

Vantagepoint Broad Market Index Fund		Shares	Value
COMMON STOCKS—(Continued)
Choice Hotels International, Inc.		1,616	$76,130
Churchill Downs, Inc.		638	57,490
Cracker Barrel Old Country Store, Inc.		919	91,505
Darden Restaurants, Inc.		3,930	181,841
DineEquity, Inc.		1,079	85,770
Domino’s Pizza, Inc.		1,531	111,901
Dunkin’ Brands Group, Inc.		4,613	211,322
Hilton Worldwide Holdings, Inc.	*	1,826	42,546
Hyatt Hotels Corp., Class A	*	682	41,588
International Game Technology		7,153	113,804
International Speedway Corp., Class A		1,190	39,603
Interval Leisure Group, Inc.		1,886	41,379
Isle of Capri Casinos, Inc.	*	1,250	10,700
Jack in the Box, Inc.		2,874	171,980
Krispy Kreme Doughnuts, Inc.	*	2,573	41,117
Las Vegas Sands Corp.		15,013	1,144,291
Life Time Fitness, Inc.	*	1,774	86,465
Marcus Corp. (The)		1,505	27,466
Marriott International, Inc., Class A		9,639	617,860
Marriott Vacations Worldwide Corp.	*	1,075	63,027
McDonald’s Corp.		37,192	3,746,722
MGM Resorts International	*	16,457	434,465
Morgans Hotel Group Co.	*	2,300	18,239
Multimedia Games Holding Co., Inc.	*	1,202	35,627
Norwegian Cruise Line Holdings Ltd.	*	1,279	40,544
Panera Bread Co., Class A	*	1,250	187,288
Papa John’s International, Inc.		2,715	115,089
Penn National Gaming, Inc.	*	2,586	31,394
Pinnacle Entertainment, Inc.	*	1,629	41,018
Red Robin Gourmet Burgers, Inc.	*	692	49,270
Royal Caribbean Cruises Ltd.		5,925	329,430
Ruby Tuesday, Inc.	*	2,816	21,374
Scientific Games Corp., Class A	*	2,517	27,989
Six Flags Entertainment Corp.		2,984	126,969
Sonic Corp.	*	3,730	82,358
Speedway Motorsports, Inc.		149	2,719
Starbucks Corp.		28,124	2,176,235
Starwood Hotels & Resorts Worldwide, Inc.		7,446	601,786
Texas Roadhouse, Inc.		3,070	79,820
Vail Resorts, Inc.		1,491	115,075
Wendy’s Co. (The)		11,481	97,933
Wyndham Worldwide Corp.		5,799	439,100
Wynn Resorts Ltd.		3,423	710,478
Yum! Brands, Inc.		16,971	1,378,045

			16,184,864

Household Durables—0.5%
Beazer Homes USA, Inc.	*	4,467	93,718
CSS Industries, Inc.		2,711	71,489
D.R. Horton, Inc.		8,007	196,812
Ethan Allen Interiors, Inc.		1,551	38,372
Garmin Ltd. (Switzerland)	†	4,621	281,419
Harman International Industries, Inc.		2,728	293,069
Helen of Troy Ltd. (Bermuda)	*	1,333	80,820

		Shares	Value
Hovnanian Enterprises, Inc., Class A	*	13,407	$69,046
Jarden Corp.	*	4,381	260,012
KB Home	†	3,248	60,673
La-Z-Boy, Inc.		2,404	55,701
Leggett & Platt, Inc.		5,407	185,352
Lennar Corp., Class A		5,675	238,237
M/I Homes, Inc.	*	610	14,805
MDC Holdings, Inc.	†	1,091	33,046
Meritage Homes Corp.	*	1,300	54,873
Mohawk Industries, Inc.	*	1,833	253,577
NACCO Industries, Inc., Class A		309	15,635
Newell Rubbermaid, Inc.		10,591	328,215
NVR, Inc.	*	112	128,867
PulteGroup, Inc.		13,539	272,946
Ryland Group, Inc. (The)	†	1,852	73,043
Standard Pacific Corp.	*	2,568	22,085
Tempur Sealy International, Inc.	*	1,346	80,356
Toll Brothers, Inc.	*	6,318	233,134
Tupperware Brands Corp.		2,427	203,140
Universal Electronics, Inc.	*	639	31,234
Whirlpool Corp.		2,800	389,816

			4,059,492

Household Products—1.6%
Central Garden and Pet Co., Class A	*	1,230	11,316
Church & Dwight Co., Inc.		5,138	359,403
Clorox Co. (The)		4,503	411,574
Colgate-Palmolive Co.		35,450	2,416,981
Energizer Holdings, Inc.		1,856	226,488
Kimberly-Clark Corp.		14,543	1,617,472
Procter & Gamble Co. (The)		102,605	8,063,727
WD-40 Co.		949	71,384

			13,178,345

Independent Power and Renewable Electricity Producers—0.2%
AES Corp. (The)		26,935	418,839
Calpine Corp.	*	16,000	380,960
Dynegy, Inc.	*	5,695	198,186
NRG Energy, Inc.		14,472	538,359
Pattern Energy Group, Inc.		1,263	41,818

			1,578,162

Industrial Conglomerates—1.9%
3M Co.		25,066	3,590,454
Carlisle Cos., Inc.		2,452	212,392
Danaher Corp.		23,171	1,824,253
General Electric Co.		379,636	9,976,834
Roper Industries, Inc.		3,563	520,234

			16,124,167

Insurance—3.1%
ACE Ltd. (Switzerland)		12,470	1,293,139
Aflac, Inc.		18,456	1,148,886
Alleghany Corp.	*	614	269,006
Allied World Assurance Co. Holdings AG (Switzerland)		5,025	191,050
Allstate Corp. (The)		17,751	1,042,339
American Equity Investment Life Holding Co.		4,302	105,829
American Financial Group, Inc.		2,657	158,251

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2014 (Unaudited)

Vantagepoint Broad Market Index Fund		Shares	Value
COMMON STOCKS—(Continued)
American International Group, Inc.		55,668	$3,038,359
American National Insurance Co.		374	42,711
Aon plc (United Kingdom)		11,889	1,071,080
Arch Capital Group Ltd. (Bermuda)	*	4,284	246,073
Argo Group International Holdings Ltd. (Bermuda)		988	50,497
Arthur J. Gallagher & Co.		4,922	229,365
Aspen Insurance Holdings Ltd. (Bermuda)		3,512	159,515
Assurant, Inc.		2,563	168,005
Assured Guaranty Ltd. (Bermuda)		7,538	184,681
Axis Capital Holdings Ltd. (Bermuda)		5,691	251,997
Baldwin & Lyons, Inc., Class B		945	24,513
Brown & Brown, Inc.		5,036	154,656
Chubb Corp. (The)		9,750	898,657
Cincinnati Financial Corp.		6,036	289,969
CNA Financial Corp.		1,422	57,477
CNO Financial Group, Inc.		6,600	117,480
Crawford & Co., Class B		1,891	19,061
EMC Insurance Group, Inc.		341	10,496
Employers Holdings, Inc.		2,770	58,669
Endurance Specialty Holdings Ltd. (Bermuda)		2,698	139,190
Enstar Group Ltd. (Bermuda)	*	772	116,364
Erie Indemnity Co., Class A		1,023	76,991
Everest Re Group Ltd. (Bermuda)		2,228	357,572
FBL Financial Group, Inc., Class A		1,275	58,650
Fidelity National Financial, Inc., Class A		9,399	307,911
First American Financial Corp.		3,159	87,789
Genworth Financial, Inc., Class A	*	16,181	281,549
Hanover Insurance Group, Inc. (The)		2,346	148,150
Hartford Financial Services Group, Inc. (The)		15,915	569,916
HCC Insurance Holdings, Inc.		3,999	195,711
Hilltop Holdings, Inc.	*	1,180	25,087
Horace Mann Educators Corp.		2,000	62,540
Independence Holding Co.		1,056	14,921
Infinity Property & Casualty Corp.		810	54,456
Kansas City Life Insurance Co.		902	41,023
Kemper Corp.		1,906	70,255
Lincoln National Corp.		10,899	560,645
Loews Corp.		11,788	518,790
Markel Corp.	*	488	319,952
Marsh & McLennan Cos., Inc.		20,404	1,057,335
MBIA, Inc.	*	5,212	57,540
Mercury General Corp.		1,109	52,167
MetLife, Inc.		33,905	1,883,762
Montpelier Re Holdings Ltd. (Bermuda)		3,734	119,301
Navigators Group, Inc. (The)	*	938	62,893
Old Republic International Corp.		10,195	168,625
PartnerRe Ltd. (Bermuda)		2,300	251,183
Phoenix Cos., Inc. (The)	*	210	10,162
Platinum Underwriters Holdings Ltd. (Bermuda)		2,206	143,059
Primerica, Inc.		870	41,630

		Shares	Value
Principal Financial Group, Inc.		10,891	$549,778
ProAssurance Corp.		2,054	91,198
Progressive Corp. (The)		23,937	607,042
Protective Life Corp.		3,130	217,003
Prudential Financial, Inc.		17,092	1,517,257
Reinsurance Group of America, Inc.		2,454	193,621
RenaissanceRe Holdings Ltd. (Bermuda)		2,164	231,548
RLI Corp.		2,328	106,576
Safety Insurance Group, Inc.		850	43,673
Selective Insurance Group, Inc.		2,122	52,456
StanCorp Financial Group, Inc.		2,460	157,440
State Auto Financial Corp.		488	11,434
Stewart Information Services Corp.		1,239	38,421
Torchmark Corp.		4,030	330,138
Travelers Cos., Inc. (The)		13,074	1,229,871
United Fire Group, Inc.		1,250	36,650
Unum Group		12,054	418,997
Validus Holdings Ltd. (Bermuda)		3,553	135,867
W.R. Berkley Corp.		2,501	115,821
White Mountains Insurance Group Ltd.		300	182,532
XL Group plc (Ireland)		9,901	324,060

			25,728,263

Internet & Catalog Retail—1.2%
1-800-Flowers.com, Inc., Class A	*	793	4,599
Amazon.com, Inc.	*	13,994	4,544,971
Expedia, Inc.		3,588	282,591
FTD Cos., Inc.	*	501	15,927
Groupon, Inc.	*†	19,947	132,049
HomeAway, Inc.	*	4,242	147,706
HSN, Inc.		1,886	111,727
Lands’ End, Inc.	*†	820	27,536
Liberty Interactive Corp., Series A	*	20,728	608,574
Liberty Ventures, Series A	*	3,296	243,245
Netflix, Inc.	*	2,120	934,072
Orbitz Worldwide, Inc.	*	4,023	35,805
Overstock.com, Inc.	*	770	12,143
Priceline Group, Inc. (The)	*	1,941	2,335,023
Shutterfly, Inc.	*	2,976	128,146
TripAdvisor, Inc.	*	4,347	472,345
zulily, Inc., Class A	*	1,125	46,069

			10,082,528

Internet Software & Services—3.1%
Akamai Technologies, Inc.	*	7,479	456,668
Angie’s List, Inc.	*†	1,166	13,922
AOL, Inc.	*	3,989	158,722
Bazaarvoice, Inc.	*	5,255	41,462
Blucora, Inc.	*	1,323	24,965
Brightcove, Inc.	*	3,636	38,323
ChannelAdvisor Corp.	*	1,716	45,234
Conversant, Inc.	*	4,058	103,073
Cornerstone OnDemand, Inc.	*	1,310	60,286
CoStar Group, Inc.	*	1,152	182,212
Dealertrack Technologies, Inc.	*	1,800	81,612
Demandware, Inc.	*	750	52,027
Digital River, Inc.	*	1,627	25,105
EarthLink Holdings Corp.		5,814	21,628
eBay, Inc.	*	49,126	2,459,248

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2014 (Unaudited)

Vantagepoint Broad Market Index Fund		Shares	Value
COMMON STOCKS—(Continued)
Envestnet, Inc.	*	860	$42,071
Equinix, Inc.	*	1,616	339,505
Facebook, Inc., Class A	*	73,653	4,956,110
Gogo, Inc.	*	2,212	43,267
Google, Inc., Class A	*	10,468	6,120,326
Google, Inc., Class C	*	10,591	6,092,790
IAC/InterActiveCorp		2,481	171,760
Internap Network Services Corp.	*	1,297	9,144
j2 Global, Inc.	†	1,614	82,088
LinkedIn Corp., Class A	*	3,488	598,087
LivePerson, Inc.	*	3,333	33,830
Marin Software, Inc.	*†	3,014	35,475
Marketo, Inc.	*	1,518	44,143
Millennial Media, Inc.	*	9,318	46,497
Monster Worldwide, Inc.	*	4,681	30,614
Move, Inc.	*	1,840	27,214
NIC, Inc.		2,450	38,833
OpenTable, Inc.	*	1,513	156,747
Pandora Media, Inc.	*	6,508	191,986
Rackspace Hosting, Inc.	*	6,130	206,336
RealNetworks, Inc.	*	1,461	11,147
Rocket Fuel, Inc.	*	1,372	42,655
Shutterstock, Inc.	*	501	41,573
Stamps.com, Inc.	*	1,050	35,375
Textura Corp.	*	1,712	40,472
Trulia, Inc.	*†	1,934	91,633
Twitter, Inc.	*	17,160	703,045
Unwired Planet, Inc.	*	2,763	6,161
VeriSign, Inc.	*	4,905	239,413
Vistaprint NV (Netherlands)	*	2,666	107,866
Web.com Group, Inc.	*	2,467	71,222
WebMD Health Corp.	*	2,106	101,720
Wix.com Ltd. (Israel)	*	2,051	40,692
XO Group, Inc.	*	2,304	28,155
Xoom Corp.	*	1,599	42,150
Yahoo!, Inc.	*	35,608	1,250,909
Yelp, Inc.	*	1,673	128,286
Zillow, Inc., Class A	*†	1,791	255,988
Zix Corp.	*	1,015	3,471

			26,273,243

IT Services—3.1%
Accenture plc, Class A (Ireland)		23,994	1,939,675
Acxiom Corp.	*	3,451	74,852
Alliance Data Systems Corp.	*	1,955	549,844
Amdocs Ltd.		6,782	314,210
Automatic Data Processing, Inc.		18,052	1,431,163
Broadridge Financial Solutions, Inc.		5,748	239,347
CACI International, Inc., Class A	*	1,198	84,112
Cardtronics, Inc.	*	3,545	120,814
CIBER, Inc.	*	2,444	12,073
Cognizant Technology Solutions Corp., Class A	*	22,254	1,088,443
Computer Sciences Corp.		5,963	376,862
Convergys Corp.		5,933	127,203
CoreLogic, Inc.	*	3,159	95,907
CSG Systems International, Inc.		2,153	56,215
DST Systems, Inc.		1,853	170,791
EPAM Systems, Inc.	*	938	41,037
Euronet Worldwide, Inc.	*	1,056	50,941
Fidelity National Information Services, Inc.		10,986	601,374
Fiserv, Inc.	*	10,252	618,401

		Shares	Value
FleetCor Technologies, Inc.	*	2,714	$357,705
Forrester Research, Inc.		963	36,478
Gartner, Inc.	*	3,107	219,106
Genpact Ltd. (Bermuda)	*	6,727	117,924
Global Payments, Inc.		3,238	235,888
Hackett Group, Inc. (The)		1,140	6,806
Heartland Payment Systems, Inc.		2,876	118,520
iGATE Corp.	*	1,397	50,837
International Business Machines Corp.		35,943	6,515,388
Jack Henry & Associates, Inc.		3,591	213,413
Leidos Holdings, Inc.		2,132	81,741
Lionbridge Technologies, Inc.	*	1,165	6,920
ManTech International Corp., Class A		1,217	35,926
MasterCard, Inc., Class A		38,715	2,844,391
MAXIMUS, Inc.		4,208	181,028
ModusLink Global Solutions, Inc.	*†	1,007	3,766
MoneyGram International, Inc.	*	468	6,894
NeuStar, Inc., Class A	*†	3,140	81,703
Paychex, Inc.		11,720	487,083
Sapient Corp.	*	4,150	67,437
Science Applications International Corp.		1,218	53,787
ServiceSource International, Inc.	*	7,526	43,651
Sykes Enterprises, Inc.	*	1,423	30,922
Syntel, Inc.	*	1,554	133,582
TeleTech Holdings, Inc.	*	2,738	79,375
Teradata Corp.	*	5,364	215,633
Total System Services, Inc.		6,935	217,828
Unisys Corp.	*	1,371	33,919
Vantiv, Inc., Class A	*	2,220	74,636
VeriFone Systems, Inc.	*	4,239	155,783
Visa, Inc., Class A		19,176	4,040,575
Western Union Co. (The)	†	23,068	399,999
WEX, Inc.	*	1,750	183,697
Xerox Corp.		44,371	551,975

			25,877,580

Leisure Products—0.2%
Arctic Cat, Inc.		689	27,160
Brunswick Corp.		3,797	159,968
Callaway Golf Co.		2,881	23,970
Hasbro, Inc.		4,899	259,892
JAKKS Pacific, Inc.	*†	765	5,921
LeapFrog Enterprises, Inc.	*†	1,261	9,268
Mattel, Inc.		13,029	507,740
Polaris Industries, Inc.		2,406	313,357
Sturm Ruger & Co., Inc.		1,052	62,079

			1,369,355

Life Sciences Tools & Services—0.7%
Accelerate Diagnostics, Inc.	*	1,363	35,438
Affymetrix, Inc.	*†	2,525	22,498
Agilent Technologies, Inc.		13,260	761,654
Bio-Rad Laboratories, Inc., Class A	*	623	74,579
Bruker Corp.	*	4,987	121,034
Cambrex Corp.	*	1,258	26,041
Charles River Laboratories International, Inc.	*	2,755	147,448
Covance, Inc.	*	2,839	242,962
Fluidigm Corp.	*	1,443	42,424
Furiex Pharmaceuticals, Inc.	*	394	41,835

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2014 (Unaudited)

Vantagepoint Broad Market Index Fund		Shares	Value
COMMON STOCKS—(Continued)
Illumina, Inc.	*	4,535	$809,679
Luminex Corp.	*	1,070	18,350
Mettler-Toledo International, Inc.	*	913	231,153
Pacific Biosciences of California, Inc.	*	6,332	39,132
PAREXEL International Corp.	*	2,306	121,849
PerkinElmer, Inc.		5,266	246,659
QIAGEN NV (Netherlands)	*	6,882	168,265
Quintiles Transnational Holdings, Inc.	*	777	41,406
Sequenom, Inc.	*†	19,756	76,456
Techne Corp.		1,736	160,702
Thermo Fisher Scientific, Inc.		14,634	1,726,812
Waters Corp.	*	3,591	375,044

			5,531,420

Machinery—2.1%
Accuride Corp.	*	8,669	42,391
Actuant Corp., Class A		2,022	69,901
AGCO Corp.		3,068	172,483
Albany International Corp., Class A		1,437	54,549
Allison Transmission Holdings, Inc.		2,419	75,231
American Railcar Industries, Inc.	†	1,200	81,324
Astec Industries, Inc.		821	36,025
Barnes Group, Inc.		2,018	77,774
Blount International, Inc.	*	1,532	21,617
Briggs & Stratton Corp.		1,822	37,278
Caterpillar, Inc.		24,087	2,617,534
Chart Industries, Inc.	*	1,070	88,532
CIRCOR International, Inc.		711	54,839
CLARCOR, Inc.		2,354	145,595
Colfax Corp.	*	3,666	273,264
Crane Co.		2,467	183,446
Cummins, Inc.		7,207	1,111,968
Deere & Co.		14,406	1,304,463
Donaldson Co., Inc.		4,058	171,735
Dover Corp.		5,761	523,963
EnPro Industries, Inc.	*	981	71,770
ESCO Technologies, Inc.		1,222	42,330
ExOne Co. (The)	*	1,154	45,721
Federal Signal Corp.		2,159	31,629
Flowserve Corp.		5,994	445,654
FreightCar America, Inc.		900	22,536
Graco, Inc.		2,883	225,105
Harsco Corp.		3,646	97,093
Hurco Cos., Inc.		300	8,460
Hyster-Yale Materials Handling, Inc.		618	54,718
IDEX Corp.		3,304	266,765
Illinois Tool Works, Inc.		13,130	1,149,663
Ingersoll-Rand plc		11,284	705,363
ITT Corp.		2,488	119,673
John Bean Technologies Corp.		1,164	36,072
Joy Global, Inc.	†	4,237	260,914
Kadant, Inc.		721	27,722
Kennametal, Inc.		3,196	147,911
Lincoln Electric Holdings, Inc.		3,754	262,330
Lindsay Corp.	†	808	68,252
Manitowoc Co., Inc. (The)		5,044	165,746
Meritor, Inc.	*	2,791	36,395

		Shares	Value
Middleby Corp. (The)	*	2,952	$244,189
Mueller Industries, Inc.		3,184	93,641
Mueller Water Products, Inc., Class A		3,000	25,920
Navistar International Corp.	*†	2,436	91,301
Nordson Corp.		3,044	244,098
Oshkosh Corp.		2,868	159,260
PACCAR, Inc.		13,455	845,378
Pall Corp.		3,831	327,129
Parker Hannifin Corp.		5,068	637,200
Pentair plc (United Kingdom)		7,818	563,834
Snap-on, Inc.		2,419	286,700
SPX Corp.		2,157	233,409
Standex International Corp.		724	53,924
Stanley Black & Decker, Inc.		5,209	457,454
Tennant Co.		1,280	97,690
Terex Corp.		4,124	169,496
Timken Co. (The)		3,702	251,144
Titan International, Inc.	†	1,356	22,808
Toro Co. (The)		2,040	129,744
TriMas Corp.	*	3,917	149,355
Trinity Industries, Inc.		6,102	266,779
Valmont Industries, Inc.	†	1,162	176,566
Wabash National Corp.	*	6,441	91,784
WABCO Holdings, Inc.	*	2,354	251,454
Wabtec Corp.		3,474	286,918
Watts Water Technologies, Inc., Class A		1,225	75,619
Woodward, Inc.	†	2,448	122,841
Xylem, Inc.		7,149	279,383

			18,070,752

Marine—0.0%
Kirby Corp.	*	2,358	276,216
Matson, Inc.		1,466	39,348

			315,564

Media—3.4%
AMC Networks, Inc., Class A	*	2,261	139,029
Cablevision Systems Corp., Class A	†	9,044	159,627
CBS Corp. (Non-Voting Shares), Class B		22,493	1,397,715
Charter Communications, Inc., Class A	*	2,812	445,365
Cinemark Holdings, Inc.		3,727	131,787
Clear Channel Outdoor Holdings, Inc., Class A		2,500	20,450
Comcast Corp., Class A		98,672	5,296,713
Crown Media Holdings, Inc., Class A	*	5,899	21,413
Cumulus Media, Inc., Class A	*	2,174	14,327
DIRECTV	*	18,126	1,540,891
Discovery Communications, Inc., Class A	*	9,058	672,828
DISH Network Corp., Class A	*	9,231	600,753
DreamWorks Animation SKG, Inc., Class A	*†	1,300	30,238
Entercom Communications Corp., Class A	*	2,183	23,424
Entravision Communications Corp., Class A		2,852	17,739
EW Scripps Co. (The), Class A	*	1,204	25,477
Gannett Co., Inc.		7,301	228,594

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2014 (Unaudited)

Vantagepoint Broad Market Index Fund		Shares	Value
COMMON STOCKS—(Continued)
Harte-Hanks, Inc.		3,119	$22,426
Interpublic Group of Cos., Inc. (The)		17,203	335,631
John Wiley & Sons, Inc., Class A		2,491	150,930
Journal Communications, Inc., Class A	*	3,900	34,593
Lamar Advertising Co., Class A		3,479	184,387
Liberty Media Corp., Series A	*	3,556	486,034
Lions Gate Entertainment Corp.	†	5,038	143,986
Live Nation Entertainment, Inc.	*	5,485	135,425
Madison Square Garden Co. (The), Class A	*	2,261	141,199
McClatchy Co. (The), Class A	*	2,444	13,564
Media General, Inc.	*	2,225	45,679
Meredith Corp.		2,083	100,734
National CineMedia, Inc.		2,226	38,977
New York Times Co. (The), Class A		5,682	86,423
News Corp., Class A	*	17,563	315,080
Nexstar Broadcasting Group, Inc., Class A	†	902	46,552
Omnicom Group, Inc.		9,924	706,787
Radio Unica Communications Corp.	*‡d	1,900	—
Regal Entertainment Group, Class A	†	2,743	57,877
Salem Communications Corp., Class A		850	8,041
Scholastic Corp.		1,845	62,896
Scripps Networks Interactive, Inc., Class A		3,612	293,078
Sinclair Broadcast Group, Inc., Class A	†	2,049	71,203
Sirius XM Holdings, Inc.	*†	109,168	377,721
Starz, Class A	*	4,301	128,127
Thomson Reuters Corp.		13,044	474,280
Time Warner Cable, Inc.		10,867	1,600,709
Time Warner, Inc.		34,131	2,397,703
Time, Inc.	*	4,387	106,253
Twenty-First Century Fox, Inc., Class A		73,544	2,585,072
Viacom, Inc., Class B		16,933	1,468,599
Walt Disney Co. (The)		65,925	5,652,409
World Wrestling Entertainment, Inc., Class A	†	1,030	12,288

			29,051,033

Metals & Mining—0.7%
AK Steel Holding Corp.	*†	5,009	39,872
Alcoa, Inc.		42,614	634,522
Allegheny Technologies, Inc.		3,760	169,576
Allied Nevada Gold Corp.	*†	3,041	11,434
Ampco-Pittsburgh Corp.		613	14,062
Carpenter Technology Corp.		1,882	119,036
Century Aluminum Co.	*	865	13,563
Cliffs Natural Resources, Inc.	†	4,448	66,942
Coeur Mining, Inc.	*	7,315	67,152
Commercial Metals Co.		4,080	70,625

		Shares	Value
Compass Minerals International, Inc.		1,915	$183,342
Freeport-McMoRan Copper & Gold, Inc.		40,638	1,483,287
Hecla Mining Co.	†	20,609	71,101
Kaiser Aluminum Corp.		1,591	115,936
Materion Corp.		1,122	41,503
Molycorp, Inc.	*†	7,253	18,640
Newmont Mining Corp.		16,854	428,766
Nucor Corp.		10,963	539,928
Reliance Steel & Aluminum Co.		2,966	218,624
Royal Gold, Inc.		2,286	174,010
RTI International Metals, Inc.	*	1,363	36,242
Schnitzer Steel Industries, Inc., Class A		693	18,067
Southern Copper Corp.		7,739	235,033
Steel Dynamics, Inc.		8,080	145,036
Stillwater Mining Co.	*	3,727	65,409
SunCoke Energy, Inc.	*	1,473	31,670
Tahoe Resources, Inc.	*†	5,318	139,332
United States Steel Corp.	†	5,607	146,006
US Silica Holdings, Inc.		784	43,465
Walter Energy, Inc.	†	1,840	10,028
Worthington Industries, Inc.		3,575	153,868

			5,506,077

Multiline Retail—0.6%
Big Lots, Inc.	*	1,874	85,642
Dillard’s, Inc., Class A		1,535	178,996
Dollar General Corp.	*	12,040	690,614
Dollar Tree, Inc.	*	8,356	455,068
Family Dollar Stores, Inc.		3,743	247,562
Fred’s, Inc., Class A		1,781	27,232
J.C. Penney Co., Inc.	*†	7,928	71,748
Kohl’s Corp.		7,696	405,425
Macy’s, Inc.		14,423	836,823
Nordstrom, Inc.		6,080	413,014
Sears Holdings Corp.	*†	2,729	109,051
Target Corp.		23,009	1,333,372
Tuesday Morning Corp.	*	1,816	32,361

			4,886,908

Multi-Utilities—1.0%
Alliant Energy Corp.		4,491	273,322
Ameren Corp.		8,429	344,577
Avista Corp.		1,759	58,962
Black Hills Corp.		2,041	125,297
CenterPoint Energy, Inc.		16,026	409,304
CMS Energy Corp.		11,539	359,440
Consolidated Edison, Inc.		10,976	633,754
Dominion Resources, Inc.		21,301	1,523,447
DTE Energy Co.		5,654	440,277
Integrys Energy Group, Inc.		3,108	221,072
MDU Resources Group, Inc.		7,657	268,761
NiSource, Inc.		10,893	428,531
NorthWestern Corp.		1,449	75,623
PG&E Corp.		17,518	841,214
Public Service Enterprise Group, Inc.		17,215	702,200
SCANA Corp.		4,791	257,804
Sempra Energy		9,100	952,861
TECO Energy, Inc.		7,797	144,089
Vectren Corp.		3,706	157,505
Wisconsin Energy Corp.		9,128	428,286

			8,646,326

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2014 (Unaudited)

Vantagepoint Broad Market Index Fund		Shares	Value
COMMON STOCKS—(Continued)
Oil, Gas & Consumable Fuels—7.7%
Abraxas Petroleum Corp.	*	7,391	$46,268
Adams Resources & Energy, Inc.		1,006	78,599
Alpha Natural Resources, Inc.	*†	8,351	30,982
American Eagle Energy Corp.	*	6,872	41,163
Anadarko Petroleum Corp.		18,954	2,074,894
Antero Resources Corp.	*	707	46,400
Apache Corp.		15,202	1,529,625
Apco Oil and Gas International, Inc.	*	1,181	17,042
Arch Coal, Inc.	†	7,214	26,331
Athlon Energy, Inc.	*	925	44,122
Bill Barrett Corp.	*†	4,290	114,886
Bonanza Creek Energy, Inc.	*	2,369	135,483
BPZ Resources, Inc.	*†	4,003	12,329
Cabot Oil & Gas Corp.		16,664	568,909
Callon Petroleum Co.	*	4,584	53,404
Carrizo Oil & Gas, Inc.	*	1,800	124,668
Cheniere Energy, Inc.	*	8,492	608,876
Chesapeake Energy Corp.		20,459	635,866
Chevron Corp.		72,098	9,412,394
Cimarex Energy Co.		3,372	483,747
Clayton Williams Energy, Inc.	*	550	75,554
Cobalt International Energy, Inc.	*	13,233	242,826
Comstock Resources, Inc.		1,735	50,037
Concho Resources, Inc.	*	3,943	569,763
ConocoPhillips		46,362	3,974,614
CONSOL Energy, Inc.		7,662	352,988
Contango Oil & Gas Co.	*	400	16,924
Continental Resources, Inc.	*†	2,050	323,982
Delek US Holdings, Inc.		1,285	36,276
Denbury Resources, Inc.		16,015	295,637
Devon Energy Corp.		14,461	1,148,203
Diamondback Energy, Inc.	*	848	75,302
Emerald Oil, Inc.	*†	4,541	34,739
Energen Corp.		2,644	234,999
Energy XXI Bermuda Ltd. (Bermuda)	†	3,270	77,270
EOG Resources, Inc.		20,396	2,383,477
EQT Corp.		5,288	565,287
EXCO Resources, Inc.	†	10,900	64,201
Exxon Mobil Corp.		162,153	16,325,564
Forest Oil Corp.	*†	3,820	8,710
FX Energy, Inc.	*†	3,496	12,621
GasLog Ltd. (Monaco)		1,355	43,211
Gastar Exploration, Inc.	*	11,611	101,132
Golar LNG Ltd. (Bermuda)	†	2,827	169,903
Goodrich Petroleum Corp.	*†	1,566	43,222
Gulfport Energy Corp.	*	3,188	200,206
Halcon Resources Corp.	*†	11,719	85,432
Harvest Natural Resources, Inc.	*	8,318	41,507
Hess Corp.		11,260	1,113,501
HollyFrontier Corp.		7,651	334,272
Kinder Morgan, Inc.		25,064	908,821
Kodiak Oil & Gas Corp.	*	13,664	198,811
Laredo Petroleum, Inc.	*	1,385	42,907
Magnum Hunter Resources Corp.	*	8,937	73,283
Marathon Oil Corp.		25,577	1,021,034
Marathon Petroleum Corp.		10,217	797,641

		Shares	Value
Matador Resources Co.	*	1,536	$44,974
Miller Energy Resources, Inc.	*	7,286	46,630
Murphy Oil Corp.		7,752	515,353
Newfield Exploration Co.	*	3,712	164,070
Noble Energy, Inc.		13,077	1,012,944
Oasis Petroleum, Inc.	*	3,200	178,848
Occidental Petroleum Corp.		30,195	3,098,913
ONEOK, Inc.		7,816	532,113
PBF Energy, Inc., Class A		1,307	34,832
PDC Energy, Inc.	*	1,250	78,937
Peabody Energy Corp.	†	10,624	173,702
Penn Virginia Corp.	*	6,869	116,430
PetroQuest Energy, Inc.	*	3,346	25,162
Phillips 66		22,053	1,773,723
Pioneer Natural Resources Co.		5,081	1,167,665
QEP Resources, Inc.		7,412	255,714
Quicksilver Resources, Inc.	*†	3,960	10,573
Range Resources Corp.		5,516	479,616
Resolute Energy Corp.	*	5,042	43,563
Rosetta Resources, Inc.	*	3,400	186,490
Sanchez Energy Corp.	*	1,138	42,777
SandRidge Energy, Inc.	*†	26,990	192,978
Scorpio Tankers, Inc. (Monaco)		12,382	125,925
SemGroup Corp., Class A		2,433	191,842
Ship Finance International Ltd. (Norway)	†	3,352	62,314
SM Energy Co.		2,262	190,234
Solazyme, Inc.	*	3,533	41,619
Southwestern Energy Co.	*	12,344	561,529
Spectra Energy Corp.		23,691	1,006,394
Stone Energy Corp.	*	1,208	56,522
Swift Energy Co.	*†	1,142	14,823
Synergy Resources Corp.	*	3,171	42,016
Targa Resources Corp.		1,879	262,252
Teekay Corp. (Bermuda)		1,691	105,265
Tesoro Corp.		5,939	348,441
TransAtlantic Petroleum Ltd.	*	3,715	42,314
Triangle Petroleum Corp.	*	3,646	42,840
Ultra Petroleum Corp.	*†	7,839	232,740
VAALCO Energy, Inc.	*	3,800	27,474
Valero Energy Corp.		20,375	1,020,788
Warren Resources, Inc.	*	3,600	22,320
Western Refining, Inc.		2,500	93,875
Westmoreland Coal Co.	*	1,163	42,194
Whiting Petroleum Corp.	*	4,736	380,064
Williams Cos., Inc. (The)		26,127	1,520,853
World Fuel Services Corp.		1,920	94,522
WPX Energy, Inc.	*	8,069	192,930

			65,027,942

Paper & Forest Products—0.2%
Clearwater Paper Corp.	*	924	57,029
Deltic Timber Corp.		724	43,744
Domtar Corp. (Canada)		2,776	118,952
International Paper Co.		17,689	892,764
KapStone Paper and Packaging Corp.	*†	5,716	189,371
Louisiana-Pacific Corp.	*	4,396	66,028
Neenah Paper, Inc.		652	34,654
P.H. Glatfelter Co.		1,740	46,162
Schweitzer-Mauduit International, Inc.		1,448	63,220
Wausau Paper Corp.		1,903	20,590

			1,532,514

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2014 (Unaudited)

Vantagepoint Broad Market Index Fund		Shares	Value
COMMON STOCKS—(Continued)
Personal Products—0.2%
Avon Products, Inc.		14,351	$209,668
Elizabeth Arden, Inc.	*	1,017	21,784
Estee Lauder Cos., Inc. (The), Class A		9,518	706,807
Herbalife Ltd.	†	3,985	257,192
Medifast, Inc.	*	734	22,321
Nu Skin Enterprises, Inc., Class A		2,249	166,336
USANA Health Sciences, Inc.	*†	593	46,337

			1,430,445

Pharmaceuticals—5.1%
AbbVie, Inc.		60,297	3,403,163
AcelRx Pharmaceuticals, Inc.	*†	3,645	37,361
Actavis plc	*	6,415	1,430,866
Alimera Sciences, Inc.	*†	6,205	37,106
Allergan, Inc.		11,483	1,943,153
AVANIR Pharmaceuticals, Inc., Class A	*	19,069	107,549
BioDelivery Sciences International, Inc.	*	3,488	42,100
Bristol-Myers Squibb Co.		62,078	3,011,404
Depomed, Inc.	*	3,130	43,507
Eli Lilly & Co.		37,950	2,359,351
Endo International plc (Ireland)	*	5,226	365,924
Forest Laboratories, Inc.	*	10,034	993,366
Horizon Pharma, Inc.	*	2,686	42,493
Hospira, Inc.	*	5,415	278,169
Impax Laboratories, Inc.	*	4,794	143,772
Jazz Pharmaceuticals plc	*	1,945	285,934
Johnson & Johnson		107,030	11,197,479
Mallinckrodt plc	*	1,947	155,799
Medicines Co. (The)	*	2,018	58,643
Merck & Co., Inc.		111,047	6,424,069
Mylan, Inc.	*	14,632	754,426
Nektar Therapeutics	*	7,926	101,611
Omeros Corp.	*	2,562	44,579
Pacira Pharmaceuticals, Inc.	*	2,084	191,436
Pernix Therapeutics Holdings, Inc.	*	4,696	42,170
Perrigo Co. plc (Ireland)		4,566	665,540
Pfizer, Inc.		242,145	7,186,864
Pozen, Inc.	*	1,014	8,447
Prestige Brands Holdings, Inc.	*	1,164	39,448
Questcor Pharmaceuticals, Inc.	†	2,231	206,345
Salix Pharmaceuticals Ltd.	*	2,346	289,379
SciClone Pharmaceuticals, Inc.	*	1,700	8,942
TherapeuticsMD, Inc.	*	8,137	35,966
Theravance Biopharma, Inc. (Cayman Islands)	*†	921	29,361
Theravance, Inc.	*†	3,224	96,011
VIVUS, Inc.	*†	1,630	8,672
XenoPort, Inc.	*	1,939	9,365
Zoetis, Inc.		19,148	617,906

			42,697,676

Professional Services—0.4%
Acacia Research Corp.	†	2,593	46,026
Advisory Board Co. (The)	*	1,900	98,420
Barrett Business Services, Inc.		1,310	61,570
CDI Corp.		1,131	16,298
Corporate Executive Board Co. (The)		1,507	102,808

		Shares	Value
CRA International, Inc.	*	986	$22,727
Dun & Bradstreet Corp. (The)		1,546	170,369
Equifax, Inc.		4,141	300,388
FTI Consulting, Inc.	*	1,735	65,618
Heidrick & Struggles International, Inc.		865	16,003
Huron Consulting Group, Inc.	*	988	69,970
IHS, Inc., Class A	*	2,723	369,429
Insperity, Inc.		1,143	37,719
Kelly Services, Inc., Class A		1,173	20,140
Kforce, Inc.		297	6,430
Korn/Ferry International	*	1,624	47,697
Manpowergroup, Inc.		3,593	304,866
Navigant Consulting, Inc.	*	2,313	40,362
Nielsen NV		9,396	454,860
On Assignment, Inc.	*	1,243	44,214
Resources Connection, Inc.		2,060	27,007
Robert Half International, Inc.		3,922	187,236
Towers Watson & Co., Class A		2,923	304,664
TrueBlue, Inc.	*	2,485	68,512
Verisk Analytics, Inc., Class A	*	5,615	337,012
WageWorks, Inc.	*	834	40,207

			3,260,552

Real Estate Investment Trusts (REITs)—3.4%
Acadia Realty Trust REIT		1,368	38,427
Agree Realty Corp. REIT		814	24,607
Alexander’s, Inc. REIT		78	28,819
Alexandria Real Estate Equities, Inc. REIT		3,569	277,097
Altisource Residential Corp. REIT (Virgin Islands, U.S.)		1,595	41,518
American Campus Communities, Inc. REIT		5,228	199,919
American Capital Agency Corp. REIT		11,950	279,750
American Homes 4 Rent, Class A REIT		2,292	40,706
American Realty Capital Healthcare Trust, Inc. REIT		3,791	41,284
American Realty Capital Properties, Inc. REIT		32,434	406,398
American Tower Corp. REIT		15,051	1,354,289
AmREIT, Inc. REIT		4,367	79,916
Annaly Capital Management, Inc. REIT		37,828	432,374
Anworth Mortgage Asset Corp. REIT		12,920	66,667
Apartment Investment & Management Co., Class A REIT		5,659	182,616
Armada Hoffler Properties, Inc. REIT		2,694	26,078
ARMOUR Residential REIT, Inc. REIT		15,586	67,487
Ashford Hospitality Prime, Inc. REIT		840	14,414
Ashford Hospitality Trust, Inc. REIT		4,200	48,468
Associated Estates Realty Corp. REIT		5,662	102,029
AvalonBay Communities, Inc. REIT		5,028	714,931

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2014 (Unaudited)

Vantagepoint Broad Market Index Fund		Shares	Value
COMMON STOCKS—(Continued)
BioMed Realty Trust, Inc. REIT		6,210	$135,564
Boston Properties, Inc. REIT		5,462	645,499
Brandywine Realty Trust REIT		6,105	95,238
Camden Property Trust REIT		4,149	295,201
Capstead Mortgage Corp. REIT	†	2,400	31,560
CareTrust REIT, Inc. REIT	*	2,185	43,263
CatchMark Timber Trust, Inc., Class A REIT		3,104	42,432
CBL & Associates Properties, Inc. REIT		7,509	142,671
Cedar Realty Trust, Inc. REIT		10,942	68,388
Chambers Street Properties REIT	†	6,657	53,522
Chatham Lodging Trust REIT		3,723	81,534
Chesapeake Lodging Trust REIT		1,373	41,506
Chimera Investment Corp. REIT		42,645	136,038
Colony Financial, Inc. REIT		6,320	146,750
Columbia Property Trust, Inc. REIT		1,640	42,656
CommonWealth REIT REIT		2,285	60,141
Corporate Office Properties Trust REIT		1,904	52,950
Corrections Corp. of America REIT		5,829	191,483
Cousins Properties, Inc. REIT		2,489	30,988
Crown Castle International Corp. REIT		12,722	944,736
CubeSmart REIT		8,821	161,601
CYS Investments, Inc. REIT		4,654	41,979
DCT Industrial Trust, Inc. REIT		6,576	53,989
DDR Corp. REIT		10,035	176,917
DiamondRock Hospitality Co. REIT		4,047	51,883
Digital Realty Trust, Inc. REIT	†	5,165	301,223
Douglas Emmett, Inc. REIT		4,212	118,863
Duke Realty Corp. REIT		14,966	271,783
DuPont Fabros Technology, Inc. REIT		4,666	125,795
EastGroup Properties, Inc. REIT		1,538	98,786
EPR Properties REIT		2,733	152,693
Equity Lifestyle Properties, Inc. REIT		2,280	100,685
Equity One, Inc. REIT		2,619	61,782
Equity Residential REIT		14,255	898,065
Essex Property Trust, Inc. REIT		2,445	452,105
Excel Trust, Inc. REIT		6,782	90,404
Extra Space Storage, Inc. REIT		3,500	186,375
Federal Realty Investment Trust REIT		2,295	277,511
FelCor Lodging Trust, Inc. REIT		11,241	118,143
First Industrial Realty Trust, Inc. REIT		6,729	126,774
First Potomac Realty Trust REIT		1,628	21,359
Franklin Street Properties Corp. REIT		2,200	27,676
Gaming and Leisure Properties, Inc. REIT	†	3,091	105,001
General Growth Properties, Inc. REIT		21,432	504,938
Geo Group, Inc. (The) REIT		2,829	101,080
Getty Realty Corp. REIT		1,747	33,333
Glimcher Realty Trust REIT		9,231	99,972
Government Properties Income Trust REIT		3,576	90,795

		Shares	Value
Gramercy Property Trust, Inc. REIT	†	10,832	$65,534
Hatteras Financial Corp. REIT		1,935	38,332
HCP, Inc. REIT		16,845	697,046
Health Care REIT, Inc. REIT		10,498	657,910
Healthcare Realty Trust, Inc. REIT		1,881	47,815
Healthcare Trust of America, Inc., Class A REIT		3,360	40,454
Hersha Hospitality Trust REIT		7,029	47,165
Highwoods Properties, Inc. REIT		2,393	100,386
Home Properties, Inc. REIT		1,390	88,904
Hospitality Properties Trust REIT		2,923	88,859
Host Hotels & Resorts, Inc. REIT		29,698	653,653
Hudson Pacific Properties, Inc. REIT		2,051	51,972
Inland Real Estate Corp. REIT		2,302	24,470
Invesco Mortgage Capital, Inc. REIT		3,087	53,590
Investors Real Estate Trust REIT		2,989	27,529
iStar Financial, Inc. REIT	*	7,235	108,380
Kilroy Realty Corp. REIT		3,732	232,429
Kimco Realty Corp. REIT		15,341	352,536
Kite Realty Group Trust REIT		2,654	16,296
LaSalle Hotel Properties REIT		6,253	220,668
Lexington Realty Trust REIT		9,308	102,481
Liberty Property Trust REIT		4,451	168,826
LTC Properties, Inc. REIT		2,385	93,110
Macerich Co. (The) REIT		5,275	352,106
Mack-Cali Realty Corp. REIT		2,488	53,442
Medical Properties Trust, Inc. REIT		9,571	126,720
MFA Financial, Inc. REIT		10,801	88,676
Mid-America Apartment Communities, Inc. REIT		1,946	142,155
Monmouth Real Estate Investment Corp., Class A REIT	†	3,275	32,881
National Health Investors, Inc. REIT		979	61,246
National Retail Properties, Inc. REIT	†	3,464	128,826
New York Mortgage Trust, Inc. REIT	†	8,120	63,417
NorthStar Realty Finance Corp. REIT		14,274	248,082
Omega Healthcare Investors, Inc. REIT	†	4,100	151,126
Owens Realty Mortgage, Inc. REIT		2,081	40,476
Parkway Properties, Inc. REIT		5,570	115,021
Pebblebrook Hotel Trust REIT		4,175	154,308
Pennsylvania Real Estate Investment Trust REIT		1,510	28,418
PennyMac Mortgage Investment Trust REIT		5,770	126,594
Physicians Realty Trust REIT		2,896	41,673
Piedmont Office Realty Trust, Inc., Class A REIT		3,057	57,900
Plum Creek Timber Co., Inc. REIT		6,990	315,249
Post Properties, Inc. REIT		2,078	111,090
Potlatch Corp. REIT		1,618	66,985
Prologis, Inc. REIT		18,429	757,248

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2014 (Unaudited)

Vantagepoint Broad Market Index Fund		Shares	Value
COMMON STOCKS—(Continued)
PS Business Parks, Inc. REIT		599	$50,011
Public Storage REIT		5,376	921,178
QTS Realty Trust, Inc., Class A REIT		1,447	41,428
RAIT Financial Trust REIT	†	7,882	65,184
Ramco-Gershenson Properties Trust REIT		1,275	21,191
Rayonier, Inc. REIT		5,004	177,892
Realty Income Corp. REIT	†	6,943	308,408
Redwood Trust, Inc. REIT	†	1,008	19,626
Regency Centers Corp. REIT		2,745	152,842
Retail Opportunity Investments Corp. REIT		7,505	118,054
Retail Properties of America, Inc., Class A REIT		3,613	55,568
Rexford Industrial Realty, Inc. REIT		2,874	40,926
RLJ Lodging Trust REIT		4,345	125,527
Rouse Properties, Inc. REIT	†	579	9,907
Ryman Hospitality Properties, Inc. REIT	†	2,005	96,541
Sabra Health Care REIT, Inc. REIT		694	19,925
Saul Centers, Inc. REIT		987	47,968
Senior Housing Properties Trust REIT		5,370	130,437
Silver Bay Realty Trust Corp. REIT		489	7,981
Simon Property Group, Inc. REIT		11,684	1,942,816
SL Green Realty Corp. REIT		3,603	394,204
Sovran Self Storage, Inc. REIT		1,269	98,030
Spirit Realty Capital, Inc. REIT		14,667	166,617
Starwood Property Trust, Inc. REIT		8,338	198,194
Starwood Waypoint Residential Trust REIT	*	1,667	43,692
Strategic Hotels & Resorts, Inc. REIT	*	13,392	156,820
Sun Communities, Inc. REIT		1,061	52,880
Sunstone Hotel Investors, Inc. REIT		5,275	78,756
Tanger Factory Outlet Centers, Inc. REIT		2,442	85,397
Taubman Centers, Inc. REIT		2,083	157,912
Terreno Realty Corp. REIT		4,464	86,289
Trade Street Residential, Inc. REIT		5,386	40,341
Two Harbors Investment Corp. REIT		10,028	105,093
UDR, Inc. REIT		12,278	351,519
UMH Properties, Inc. REIT		4,155	41,675
Universal Health Realty Income Trust REIT		1,333	57,959
Ventas, Inc. REIT		10,699	685,806
Vornado Realty Trust REIT		7,263	775,180
Washington Prime Group, Inc. REIT	*	5,842	109,479
Washington Real Estate Investment Trust REIT		1,834	47,647
Weingarten Realty Investors REIT		3,474	114,086
Weyerhaeuser Co. REIT	†	21,444	709,582
Whitestone REIT REIT		2,786	41,539

		Shares	Value
Winthrop Realty Trust REIT		2,682	$41,169
WP Carey, Inc. REIT		2,497	160,807

			28,997,491

Real Estate Management & Development—0.2%
Alexander & Baldwin, Inc.		1,466	60,766
Altisource Asset Management Corp. (Virgin Islands, U.S.)	*	55	39,769
Altisource Portfolio Solutions SA (Luxembourg)	*	359	41,134
CBRE Group, Inc., Class A	*	9,507	304,604
Forest City Enterprises, Inc., Class A	*	9,240	183,599
Forestar Group, Inc.	*	1,502	28,673
Howard Hughes Corp. (The)	*	1,716	270,836
Jones Lang LaSalle, Inc.		1,311	165,697
Kennedy-Wilson Holdings, Inc.		1,568	42,054
Realogy Holdings Corp.	*	5,690	214,570
St. Joe Co. (The)	*†	3,582	91,090
Tejon Ranch Co.	*	858	27,619

			1,470,411

Road & Rail—1.0%
AMERCO		434	126,190
ArcBest Corp.		903	39,289
Avis Budget Group, Inc.	*	4,424	264,069
Con-way, Inc.		2,160	108,886
CSX Corp.		37,182	1,145,577
Genesee & Wyoming, Inc., Class A	*	1,576	165,480
Heartland Express, Inc.		4,220	90,055
Hertz Global Holdings, Inc.	*	15,313	429,223
J.B. Hunt Transport Services, Inc.		3,333	245,909
Kansas City Southern		4,402	473,259
Knight Transportation, Inc.		3,879	92,204
Landstar System, Inc.		2,256	144,384
Norfolk Southern Corp.		11,527	1,187,627
Old Dominion Freight Line, Inc.	*	3,421	217,849
Ryder System, Inc.		2,947	259,601
Saia, Inc.	*	2,493	109,517
Swift Transportation Co.	*	5,786	145,981
Union Pacific Corp.		34,728	3,464,118
Werner Enterprises, Inc.		2,915	77,277
YRC Worldwide, Inc.	*†	1,193	33,535

			8,820,030

Semiconductors & Semiconductor Equipment—2.4%
Advanced Energy Industries, Inc.	*	1,428	27,489
Advanced Micro Devices, Inc.	*†	21,447	89,863
Alpha & Omega Semiconductor Ltd.	*	8,591	79,639
Altera Corp.		11,427	397,203
Ambarella, Inc.	*	1,314	40,971
Amkor Technology, Inc.	*	7,211	80,619
Analog Devices, Inc.		11,925	644,785
Applied Materials, Inc.		43,119	972,333
Applied Micro Circuits Corp.	*	3,186	34,441
Atmel Corp.	*	18,733	175,528
Avago Technologies Ltd. (Singapore)		9,128	657,855
Axcelis Technologies, Inc.	*	4,095	8,190
Broadcom Corp., Class A		21,893	812,668
Brooks Automation, Inc.		3,103	33,419

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2014 (Unaudited)

Vantagepoint Broad Market Index Fund		Shares	Value
COMMON STOCKS—(Continued)
Cabot Microelectronics Corp.	*	1,049	$46,838
Cavium, Inc.	*	1,864	92,566
CEVA, Inc.	*	692	10,221
Cirrus Logic, Inc.	*	2,946	66,992
Cohu, Inc.		859	9,191
Cree, Inc.	*	5,646	282,018
Cypress Semiconductor Corp.	*†	4,876	53,197
Diodes, Inc.	*	2,400	69,504
DSP Group, Inc.	*	1,194	10,137
Entegris, Inc.	*	5,738	78,869
Entropic Communications, Inc.	*	12,340	41,092
Exar Corp.	*	1,758	19,865
Fairchild Semiconductor International, Inc.	*	4,903	76,487
First Solar, Inc.	*	2,540	180,492
FormFactor, Inc.	*	1,417	11,789
Freescale Semiconductor Ltd.	*	1,768	41,548
GT Advanced Technologies, Inc.	*	4,184	77,822
Hittite Microwave Corp.		1,112	86,680
Integrated Device Technology, Inc.	*	8,168	126,277
Integrated Silicon Solution, Inc.	*	1,269	18,743
Intel Corp.		187,128	5,782,255
International Rectifier Corp.	*	2,631	73,405
Intersil Corp., Class A		5,757	86,067
IXYS Corp.		1,329	16,373
KLA-Tencor Corp.		5,600	406,784
Kopin Corp.	*	2,431	7,925
Lam Research Corp.		6,125	413,928
Lattice Semiconductor Corp.	*	4,395	36,259
Linear Technology Corp.		7,773	365,875
Marvell Technology Group Ltd. (Bermuda)		18,500	265,105
Maxim Integrated Products, Inc.		9,481	320,553
Micrel, Inc.		3,731	42,086
Microchip Technology, Inc.	†	6,639	324,050
Micron Technology, Inc.	*	38,531	1,269,596
Microsemi Corp.	*	2,474	66,204
MKS Instruments, Inc.		2,455	76,694
NVE Corp.	*	348	19,345
NVIDIA Corp.		20,184	374,211
OmniVision Technologies, Inc.	*	2,354	51,741
ON Semiconductor Corp.	*	23,913	218,565
PDF Solutions, Inc.	*	974	20,668
Pericom Semiconductor Corp.	*	1,023	9,248
Photronics, Inc.	*	1,388	11,937
PLX Technology, Inc.	*	1,050	6,794
PMC-Sierra, Inc.	*	7,045	53,612
Power Integrations, Inc.		1,952	112,318
QuickLogic Corp.	*	8,386	43,356
Rambus, Inc.	*	4,071	58,215
RF Micro Devices, Inc.	*	8,143	78,091
Rubicon Technology, Inc.	*	4,910	42,963
Rudolph Technologies, Inc.	*	1,247	12,320
Semtech Corp.	*	2,970	77,666
Silicon Image, Inc.	*	2,948	14,858
Silicon Laboratories, Inc.	*	2,124	104,607
Skyworks Solutions, Inc.		5,822	273,401
SunEdison, Inc.	*	11,936	269,754
SunPower Corp.	*†	1,759	72,084
Synaptics, Inc.	*	1,586	143,755

		Shares	Value
Teradyne, Inc.	†	7,938	$155,585
Tessera Technologies, Inc.		1,560	34,445
Texas Instruments, Inc.		40,789	1,949,306
TriQuint Semiconductor, Inc.	*	4,918	77,754
Ultra Clean Holdings, Inc.	*	4,664	42,209
Ultratech, Inc.	*	971	21,537
Veeco Instruments, Inc.	*†	1,294	48,214
Vitesse Semiconductor Corp.	*	11,946	41,214
Xcerra Corp.	*	1,358	12,358
Xilinx, Inc.		8,908	421,438

			19,882,059

Software—3.7%
ACI Worldwide, Inc.	*	1,653	92,287
Activision Blizzard, Inc.		17,758	396,003
Actuate Corp.	*	2,084	9,941
Adobe Systems, Inc.	*	18,524	1,340,397
Advent Software, Inc.		2,902	94,518
American Software, Inc., Class A		1,950	19,266
ANSYS, Inc.	*	3,449	261,503
Aspen Technology, Inc.	*	3,661	169,870
Autodesk, Inc.	*	9,258	521,966
Blackbaud, Inc.		2,650	94,711
CA, Inc.		11,593	333,183
Cadence Design Systems, Inc.	*	10,745	187,930
Callidus Software, Inc.	*	172	2,054
Citrix Systems, Inc.	*	7,179	449,046
CommVault Systems, Inc.	*	1,510	74,247
Compuware Corp.		7,505	74,975
Concur Technologies, Inc.	*†	2,083	194,427
Ebix, Inc.	†	2,802	40,097
Electronic Arts, Inc.	*	12,060	432,592
Epiq Systems, Inc.		1,087	15,272
FactSet Research Systems, Inc.	†	1,490	179,217
Fair Isaac Corp.		2,628	167,561
FireEye, Inc.	*	2,952	119,704
Fortinet, Inc.	*	5,654	142,085
Gigamon, Inc.	*	2,114	40,462
Glu Mobile, Inc.	*	10,871	54,355
Guidewire Software, Inc.	*	3,146	127,916
Imperva, Inc.	*	1,888	49,428
Informatica Corp.	*	3,171	113,046
Interactive Intelligence Group, Inc.	*	950	53,324
Intuit, Inc.		11,315	911,197
Manhattan Associates, Inc.	*	4,784	164,713
Mentor Graphics Corp.		2,745	59,210
MICROS Systems, Inc.	*	3,428	232,761
Microsoft Corp.		312,251	13,020,867
MicroStrategy, Inc., Class A	*	513	72,138
NetScout Systems, Inc.	*	1,250	55,425
NetSuite, Inc.	*	1,276	110,859
Nuance Communications, Inc.	*	9,517	178,634
Oracle Corp.		125,148	5,072,248
Pegasystems, Inc.		4,282	90,436
Progress Software Corp.	*	1,983	47,671
Proofpoint, Inc.	*	1,126	42,180
PTC, Inc.	*	4,423	171,612
Qlik Technologies, Inc.	*	5,245	118,642
Red Hat, Inc.	*	7,251	400,763
Rovi Corp.	*	3,917	93,851
salesforce.com, Inc.	*	22,484	1,305,871
SeaChange International, Inc.	*	958	7,674

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2014 (Unaudited)

Vantagepoint Broad Market Index Fund		Shares	Value
COMMON STOCKS—(Continued)
ServiceNow, Inc.	*	4,208	$260,728
Silver Spring Networks, Inc.	*	2,969	39,577
SolarWinds, Inc.	*	1,876	72,526
Solera Holdings, Inc.		3,377	226,766
Splunk, Inc.	*	4,640	256,731
SS&C Technologies Holdings, Inc.	*	3,677	162,597
Symantec Corp.		26,135	598,492
Synopsys, Inc.	*	6,501	252,369
Tableau Software, Inc., Class A	*	632	45,081
Take-Two Interactive Software, Inc.	*	2,643	58,780
TIBCO Software, Inc.	*	4,452	89,797
TiVo, Inc.	*	2,696	34,805
Tyler Technologies, Inc.	*	1,886	172,022
Ultimate Software Group, Inc. (The)	*	1,242	171,607
VASCO Data Security International, Inc.	*	3,804	44,126
Verint Systems, Inc.	*	3,366	165,102
VirnetX Holding Corp.	*	2,400	42,264
VMware, Inc., Class A	*	3,264	315,988
Vringo, Inc.	*†	10,252	35,062
Workday, Inc., Class A	*	3,054	274,432
Zynga, Inc., Class A	*	26,117	83,836

			31,410,823

Specialty Retail—2.2%
Aaron’s, Inc.		2,908	103,641
Abercrombie & Fitch Co., Class A	†	3,072	132,864
Advance Auto Parts, Inc.		3,235	436,466
Aeropostale, Inc.	*†	2,075	7,242
American Eagle Outfitters, Inc.	†	12,752	143,077
America’s Car-Mart, Inc.	*	354	14,001
ANN, Inc.	*	2,733	112,436
Asbury Automotive Group, Inc.	*	1,342	92,249
Ascena Retail Group, Inc.	*	5,194	88,817
AutoNation, Inc.	*	2,555	152,482
AutoZone, Inc.	*	1,308	701,402
Barnes & Noble, Inc.	*	828	18,870
bebe stores, Inc.		790	2,410
Bed Bath & Beyond, Inc.	*	7,504	430,580
Best Buy Co., Inc.		9,299	288,362
Big 5 Sporting Goods Corp.		1,071	13,141
Brown Shoe Co., Inc.		1,791	51,241
Buckle, Inc. (The)	†	1,236	54,829
Cabela’s, Inc.	*†	1,696	105,830
CarMax, Inc.	*	7,970	414,520
Cato Corp. (The), Class A		1,761	54,415
Chico’s FAS, Inc.		7,236	122,723
Children’s Place, Inc. (The)	†	1,144	56,777
Conn’s, Inc.	*	871	43,019
CST Brands, Inc.		2,444	84,318
Destination Maternity Corp.		1,200	27,324
Destination XL Group, Inc.	*	1,930	10,634
Dick’s Sporting Goods, Inc.		2,480	115,469
DSW, Inc., Class A		1,192	33,305
Express, Inc.	*	6,015	102,435
Finish Line, Inc. (The), Class A		1,917	57,012
Five Below, Inc.	*	1,062	42,384
Foot Locker, Inc.		5,840	296,205

		Shares	Value
GameStop Corp., Class A	†	4,171	$168,800
Gap, Inc. (The)		11,079	460,554
Genesco, Inc.	*	921	75,642
GNC Holdings, Inc., Class A		2,440	83,204
Group 1 Automotive, Inc.		1,068	90,043
Guess?, Inc.		1,639	44,253
Haverty Furniture Cos., Inc.		1,111	27,919
Hibbett Sports, Inc.	*†	1,396	75,621
Home Depot, Inc. (The)		52,250	4,230,160
Kirkland’s, Inc.	*	833	15,452
L Brands, Inc.		9,309	546,066
Lithia Motors, Inc., Class A		862	81,088
Lowe’s Cos., Inc.		39,727	1,906,499
Lumber Liquidators Holdings, Inc.	*	769	58,406
MarineMax, Inc.	*	800	13,392
Men’s Wearhouse, Inc. (The)		2,437	135,985
Monro Muffler Brake, Inc.	†	1,487	79,094
Murphy USA, Inc.	*	1,451	70,939
Office Depot, Inc.	*	21,441	121,999
O’Reilly Automotive, Inc.	*	3,911	588,997
Outerwall, Inc.	*†	1,075	63,801
Penske Automotive Group, Inc.		1,654	81,873
Pep Boys-Manny, Moe & Jack (The)	*	2,200	25,212
PetSmart, Inc.	†	3,546	212,051
Pier 1 Imports, Inc.		3,712	57,202
Rent-A-Center, Inc.		1,769	50,735
Restoration Hardware Holdings, Inc.	*	526	48,944
Ross Stores, Inc.		7,877	520,906
Sally Beauty Holdings, Inc.	*	9,008	225,921
Select Comfort Corp.	*	2,104	43,469
Signet Jewelers Ltd. (Bermuda)		3,344	369,813
Sonic Automotive, Inc., Class A		1,649	43,995
Stage Stores, Inc.		2,236	41,791
Staples, Inc.		22,960	248,886
Stein Mart, Inc.		1,261	17,515
Systemax, Inc.	*	1,358	19,514
Tiffany & Co.		4,057	406,714
TJX Cos., Inc. (The)		26,596	1,413,577
Tractor Supply Co.		5,080	306,832
Ulta Salon Cosmetics & Fragrance, Inc.	*	2,434	222,492
Urban Outfitters, Inc.	*	5,012	169,706
Vitamin Shoppe, Inc.	*	2,795	120,241
West Marine, Inc.	*	803	8,239
Williams-Sonoma, Inc.		3,877	278,291

			18,282,313

Technology Hardware, Storage & Peripherals—3.4%
3D Systems Corp.	*†	4,215	252,057
Apple, Inc.		227,508	21,142,318
Cray, Inc.	*†	714	18,992
Diebold, Inc.		3,079	123,683
Electronics For Imaging, Inc.	*	2,638	119,238
EMC Corp.		79,499	2,094,004
Fusion-io, Inc.	*	5,678	64,161
Hewlett-Packard Co.		71,885	2,421,087
Lexmark International, Inc., Class A		1,492	71,855
NCR Corp.	*	6,904	242,261
NetApp, Inc.		11,382	415,671
QLogic Corp.	*	3,731	37,646

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2014 (Unaudited)

Vantagepoint Broad Market Index Fund		Shares	Value
COMMON STOCKS—(Continued)
Quantum Corp.	*†	6,681	$8,151
SanDisk Corp.		8,969	936,633
Silicon Graphics International Corp.	*†	1,843	17,730
Stratasys Ltd.	*	1,440	163,627
Violin Memory, Inc.	*	9,447	41,850
Western Digital Corp.		8,356	771,259

			28,942,223

Textiles, Apparel & Luxury Goods—0.8%
Carter’s, Inc.		1,476	101,741
Coach, Inc.		10,479	358,277
Columbia Sportswear Co.		652	53,888
Crocs, Inc.	*	3,600	54,108
Culp, Inc.		888	15,460
Deckers Outdoor Corp.	*†	1,935	167,049
Fossil Group, Inc.	*	1,614	168,695
Hanesbrands, Inc.		4,099	403,506
Iconix Brand Group, Inc.	*	2,737	117,527
Kate Spade & Co.	*	4,930	188,030
Michael Kors Holdings Ltd. (Hong Kong)	*	7,314	648,386
Movado Group, Inc.		1,678	69,922
NIKE, Inc., Class B		26,185	2,030,647
Oxford Industries, Inc.		936	62,403
PVH Corp.		2,525	294,415
Quiksilver, Inc.	*	4,288	15,351
Ralph Lauren Corp.		2,261	363,320
Sequential Brands Group, Inc.	*	3,524	48,666
Skechers U.S.A., Inc., Class A	*	1,935	88,429
Steven Madden Ltd.	*	2,533	86,882
Under Armour, Inc., Class A	*	7,748	460,929
Unifi, Inc.	*	876	24,116
V.F. Corp.		12,436	783,468
Wolverine World Wide, Inc.	†	5,178	134,939

			6,740,154

Thrifts & Mortgage Finance—0.2%
Astoria Financial Corp.		3,465	46,604
Bank Mutual Corp.		3,756	21,785
BBX Capital Corp., Class A	*	2,244	40,392
Beneficial Mutual Bancorp, Inc.	*	969	13,140
Brookline Bancorp, Inc.		3,765	35,278
Capitol Federal Financial, Inc.		4,787	58,210
Dime Community Bancshares, Inc.		1,638	25,864
ESB Financial Corp.	†	5,450	70,523
EverBank Financial Corp.	†	6,660	134,266
Home Loan Servicing Solutions Ltd. (Cayman Islands)		6,384	145,108
Hudson City Bancorp, Inc.		26,577	261,252
MGIC Investment Corp.	*	16,751	154,779
NASB Financial, Inc.	†	528	12,487
New York Community Bancorp, Inc.	†	12,640	201,987
Northwest Bancshares, Inc.		4,608	62,531
Ocwen Financial Corp.	*	3,358	124,582
People’s United Financial, Inc.		15,654	237,471
Provident Financial Services, Inc.		943	16,333
Radian Group, Inc.		8,446	125,085
Territorial Bancorp, Inc.		2,649	55,311
TFS Financial Corp.	*	3,398	48,455
Tree.com, Inc.	*	314	9,150

		Shares	Value
TrustCo Bank Corp. NY		3,435	$22,946
Washington Federal, Inc.		3,379	75,791

			1,999,330

Tobacco—1.2%
Alliance One International, Inc.	*	2,000	5,000
Altria Group, Inc.		76,646	3,214,533
Lorillard, Inc.		14,892	907,965
Philip Morris International, Inc.		59,888	5,049,157
Reynolds American, Inc.		11,115	670,790
Universal Corp.		1,078	59,668
Vector Group Ltd.	†	3,197	66,114

			9,973,227

Trading Companies & Distributors—0.3%
Air Lease Corp.		2,229	85,995
Aircastle Ltd.		6,140	109,108
Applied Industrial Technologies, Inc.		2,056	104,301
Beacon Roofing Supply, Inc.	*	2,570	85,118
Fastenal Co.		11,276	558,049
GATX Corp.		1,766	118,216
H&E Equipment Services, Inc.	*	1,600	58,144
HD Supply Holdings, Inc.	*	1,476	41,904
MRC Global, Inc.	*	1,447	40,936
MSC Industrial Direct Co., Inc., Class A		1,782	170,430
NOW, Inc.	*	3,975	143,935
TAL International Group, Inc.	*†	2,773	123,010
United Rentals, Inc.	*	3,667	384,045
W.W. Grainger, Inc.		2,301	585,075
Watsco, Inc.		553	56,826
WESCO International, Inc.	*	1,550	133,889

			2,798,981

Water Utilities—0.1%
American States Water Co.		2,522	83,806
American Water Works Co., Inc.		8,019	396,540
Aqua America, Inc.		5,411	141,876
California Water Service Group		1,930	46,706
Connecticut Water Service, Inc.		2,808	95,107
SJW Corp.		1,010	27,472

			791,507

Wireless Telecommunication Services—0.2%
NTELOS Holdings Corp.	†	1,350	16,821
SBA Communications Corp., Class A	*	5,704	583,519
Shenandoah Telecommunications Co.		1,200	36,552
Sprint Corp.	*	33,577	286,412
Telephone & Data Systems, Inc.		3,217	83,996
T-Mobile US, Inc.	*	9,242	310,716
United States Cellular Corp.	*	680	27,744

			1,345,760

TOTAL COMMON STOCKS
(Cost $446,176,814)			827,800,122

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2014 (Unaudited)

Vantagepoint Broad Market Index Fund

Coupon Rate	Maturity Date		Face	Value
U.S. TREASURY OBLIGATIONS—0.1%
U.S. Treasury Bills—0.1%
U.S. Treasury Bill
0.011%	09/11/2014
(Cost $659,984)		‡‡	$660,000	$659,980

			Shares	Value
RIGHTS—0.0%
Pharmaceuticals—0.0%
Furiex Pharmaceuticals, Inc.		*‡d	1,998	—
Textiles, Apparel & Luxury Goods—0.0%
Mossimo, Inc.		*‡d	2,806	—
Wireless Telecommunication Services—0.0%
Leap Wireless International, Inc.		*‡	3,300	8,349
TOTAL RIGHTS
(Cost $—)				8,349

WARRANTS—0.0%
Communications Equipment—0.0%
Pegasus Wireless Corp., Strike $1.00		*‡d	540	—
Oil, Gas & Consumable Fuels—0.0%
Magnum Hunter Resources Corp., Expires 04/15/2016, Strike $1.00		*†‡	893	1,589
TOTAL WARRANTS
(Cost $—)				1,589

MONEY MARKET FUNDS—4.0%
Institutional Money Market Funds—4.0%
Dreyfus Institutional Cash Advantage Fund, 0.06%		††¥	3,400,000	3,400,000
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class, 0.09%			¥13,599,816	13,599,816
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class, 0.09%		††¥	3,441,348	3,441,348
Fidelity Institutional Money Market: Prime Money Market Portfolio—Institutional Class, 0.06%		††¥	3,400,000	3,400,000
Short-Term Investments Trust Liquid Assets Portfolio—Institutional Class, 0.06%		††¥	3,400,000	3,400,000

		Shares	Value
Wells Fargo Advantage Cash Investment Money Market Fund—Select Class, 0.07%	††¥	3,400,000	$3,400,000
Wells Fargo Advantage Heritage Money Market Fund—Select Class, 0.07%	††¥	3,400,000	3,400,000

TOTAL MONEY MARKET FUNDS
(Cost $34,041,164)			34,041,164

TOTAL INVESTMENTS—102.3%
(Cost $480,877,962)			862,511,204
Other assets less liabilities—(2.3%)			(19,421,181)

NET ASSETS—100.0%			$843,090,023

Notes to the Schedule of Investments:

REIT	Real Estate Investment Trust
†	Denotes all or a portion of the security on loan.
*	Non-income producing.
d	Security has no market value at June 30, 2014.
‡	Security valued at fair value as determined by policies approved by the Board of Directors. (Total Market Value $9,938)
‡‡	Security or a portion of the security has been pledged as collateral for futures contracts and/or options contracts.
††	Represents reinvestment of collateral received in conjunction with securities lending.
¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS

June 30, 2014 (Unaudited)

Vantagepoint Mid/Small Company Index Fund		Shares	Value
COMMON STOCKS—98.7%
Aerospace & Defense—1.3%
AAR Corp.		7,916	$218,165
Aerovironment, Inc.	*	3,832	121,858
Alliant Techsystems, Inc.		5,900	790,128
American Science & Engineering, Inc.		1,394	97,008
Astronics Corp.	*	2,545	143,665
Cubic Corp.		3,920	174,479
Curtiss-Wright Corp.		8,424	552,277
DigitalGlobe, Inc.	*	13,689	380,554
Ducommun, Inc.	*	1,702	44,473
Engility Holdings, Inc.	*	2,873	109,921
Esterline Technologies Corp.	*	5,740	660,789
Exelis, Inc.		35,218	598,002
GenCorp, Inc.	*†	11,785	225,094
HEICO Corp.		12,091	628,007
Hexcel Corp.	*	18,133	741,640
Huntington Ingalls Industries, Inc.		8,825	834,757
KEYW Holding Corp. (The)	*†	5,318	66,847
Kratos Defense & Security Solutions, Inc.	*	9,324	72,727
LMI Aerospace, Inc.	*	1,056	13,812
Moog, Inc., Class A	*	8,013	584,068
National Presto Industries, Inc.	†	975	71,019
Orbital Sciences Corp.	*	11,370	335,984
SIFCO Industries, Inc.		420	13,104
Sparton Corp.	*	1,633	45,299
Spirit AeroSystems Holdings, Inc., Class A	*	21,936	739,243
Taser International, Inc.	*	9,624	127,999
Teledyne Technologies, Inc.	*	6,808	661,533
Triumph Group, Inc.		9,630	672,367

			9,724,819

Air Freight & Logistics—0.2%
Air Transport Services Group, Inc.	*	10,717	89,701
Atlas Air Worldwide Holdings, Inc.	*	4,497	165,714
Echo Global Logistics, Inc.	*	3,023	57,951
Forward Air Corp.		5,836	279,253
Hub Group, Inc., Class A	*	6,527	328,961
Park-Ohio Holdings Corp.		1,449	84,201
UTi Worldwide, Inc.	*	16,303	168,573
XPO Logistics, Inc.	*†	9,058	259,240

			1,433,594

Airlines—0.5%
Alaska Air Group, Inc.		12,334	1,172,347
Allegiant Travel Co.		2,648	311,855
Copa Holdings SA, Class A (Panama)		6,094	868,822
Hawaiian Holdings, Inc.	*†	8,734	119,743
JetBlue Airways Corp.	*	45,430	492,915
Republic Airways Holdings, Inc.	*	9,724	105,408
SkyWest, Inc.		8,900	108,758
Spirit Airlines, Inc.	*	12,808	809,978

			3,989,826

		Shares	Value
Auto Components—1.3%
American Axle & Manufacturing Holdings, Inc.	*	11,657	$220,201
Cooper Tire & Rubber Co.		11,202	336,060
Cooper-Standard Holding, Inc.	*	2,203	145,750
Dana Holding Corp.		28,257	690,036
Dorman Products, Inc.	*	4,696	231,607
Drew Industries, Inc.		4,435	221,794
Federal-Mogul Holdings Corp.	*	4,327	87,535
Fox Factory Holding Corp.	*	1,589	27,951
Fuel Systems Solutions, Inc.	*	2,164	24,107
Gentex Corp.		26,752	778,216
Gentherm, Inc.	*	6,384	283,769
Goodyear Tire & Rubber Co. (The)		44,372	1,232,654
Lear Corp.		14,583	1,302,554
Modine Manufacturing Co.	*	7,889	124,173
Motorcar Parts of America, Inc.	*	2,428	59,122
Remy International, Inc.		2,247	52,467
Shiloh Industries, Inc.	*	1,469	27,118
Spartan Motors, Inc.		7,093	32,202
Standard Motor Products, Inc.		3,701	165,324
Stoneridge, Inc.	*	4,564	48,926
Strattec Security Corp.		558	35,985
Superior Industries International, Inc.		3,960	81,655
Tenneco, Inc.	*	11,180	734,526
Tower International, Inc.	*	3,444	126,877
TRW Automotive Holdings Corp.	*	19,627	1,757,009
Visteon Corp.	*	8,696	843,599

			9,671,217

Automobiles—0.1%
Thor Industries, Inc.		7,991	454,448
Winnebago Industries, Inc.	*	5,233	131,767

			586,215

Banks—5.1%
1st Source Corp.		3,248	99,454
1st United Bancorp, Inc./Boca Raton		6,773	58,383
American National Bankshares, Inc.		1,246	27,076
Ameris Bancorp	*	4,403	94,929
Ames National Corp.	†	1,475	34,131
Arrow Financial Corp.		2,129	55,226
Associated Banc-Corp		28,681	518,552
Banc of California, Inc.	†	3,678	40,090
BancFirst Corp.		1,092	67,595
Banco Latinoamericano de Comercio Exterior SA, Class E (Panama)		5,927	175,854
Bancorp, Inc. (The)/Delaware	*	6,092	72,556
BancorpSouth, Inc.		16,961	416,732
Bank of Hawaii Corp.		8,019	470,635
Bank of Kentucky Financial Corp. (The)		972	33,816
Bank of Marin Bancorp		862	39,299
Bank of the Ozarks, Inc.		13,962	467,029
BankUnited, Inc.		17,547	587,474
Banner Corp.		3,350	132,760
BBCN Bancorp, Inc./California		14,858	236,985
BNC Bancorp		2,917	49,793
BOK Financial Corp.		4,915	327,339

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2014 (Unaudited)

Vantagepoint Mid/Small Company Index Fund		Shares	Value
COMMON STOCKS—(Continued)
Boston Private Financial Holdings, Inc.		15,034	$202,057
Bridge Bancorp, Inc.		2,704	64,869
Bridge Capital Holdings	*	1,525	36,920
Bryn Mawr Bank Corp.		2,581	75,159
Camden National Corp.		1,411	54,690
Capital Bank Financial Corp., Class A	*	3,865	91,253
Capital City Bank Group, Inc.		1,724	25,050
Cardinal Financial Corp.		5,568	102,785
Cascade Bancorp	*	4,328	22,549
Cathay General Bancorp		14,388	367,757
Catskill Litigation Trust	*‡d	583	—
Center Bancorp, Inc.	†	1,474	28,345
Centerstate Banks, Inc.		4,967	55,630
Central Pacific Financial Corp.		3,221	63,937
Century Bancorp, Inc./Massachussetts, Class A		582	20,568
Chemical Financial Corp.		5,880	165,110
Citizens & Northern Corp.		1,953	38,064
City Holding Co.		2,691	121,418
City National Corp./California		8,405	636,763
CNB Financial Corp./Pennsylvania		3,476	58,397
CoBiz Financial, Inc.		6,918	74,507
Columbia Banking System, Inc.		9,330	245,472
Commerce Bancshares, Inc./Missouri		14,835	689,827
Community Bank System, Inc.		7,504	271,645
Community Trust Bancorp, Inc.		3,220	110,188
CommunityOne Bancorp	*	1,764	17,111
ConnectOne Bancorp, Inc.	*	646	32,229
CU Bancorp	*	1,509	28,777
Cullen/Frost Bankers, Inc.		9,400	746,548
Customers Bancorp, Inc.	*	3,479	69,615
CVB Financial Corp.		17,733	284,260
Eagle Bancorp, Inc.	*	4,554	153,697
East West Bancorp, Inc.		25,540	893,645
Enterprise Bancorp, Inc./Massachussetts		1,147	23,663
Enterprise Financial Services Corp.		4,434	80,078
Fidelity Southern Corp.		2,407	31,267
Financial Institutions, Inc.		2,448	57,332
First Bancorp, Inc./Maine		1,513	26,417
First BanCorp. (Puerto Rico)	*	13,990	76,106
First Bancorp/North Carolina		2,954	54,206
First Busey Corp.		14,438	83,885
First Business Financial Services, Inc.		635	29,864
First Citizens BancShares, Inc./North Carolina, Class A		1,324	324,380
First Commonwealth Financial Corp.		18,567	171,188
First Community Bancshares, Inc./Virginia		2,951	42,288
First Connecticut Bancorp, Inc./Farmington CT		2,809	45,084
First Financial Bancorp		9,796	168,589
First Financial Bankshares, Inc.	†	11,100	348,207
First Financial Corp./Indiana		1,835	59,069
First Horizon National Corp.		42,621	505,485

		Shares	Value
First Interstate BancSystem, Inc.		2,723	$74,011
First Merchants Corp.		7,037	148,762
First Midwest Bancorp, Inc./Illinois		14,625	249,064
First NBC Bank Holding Co.	*	2,471	82,803
First Niagara Financial Group, Inc.		63,646	556,266
First of Long Island Corp. (The)		1,432	55,963
First Republic Bank/California		24,270	1,334,607
FirstMerit Corp.		30,125	594,969
Flushing Financial Corp.		5,182	106,490
FNB Corp./Pennsylvania		28,506	365,447
Fulton Financial Corp.		35,157	435,595
German American Bancorp, Inc.		2,006	54,322
Glacier Bancorp, Inc.		13,371	379,469
Great Southern Bancorp, Inc.		1,938	62,113
Guaranty Bancorp		3,103	43,132
Hampton Roads Bankshares, Inc.	*†	5,516	9,543
Hancock Holding Co.		14,839	524,113
Hanmi Financial Corp.		5,822	122,728
Heartland Financial USA, Inc.		2,967	73,374
Heritage Commerce Corp.		4,197	34,289
Heritage Financial Corp./Washington		5,246	84,408
Heritage Oaks Bancorp	*	3,455	26,362
Home Bancshares, Inc./Arkansas		9,580	314,416
HomeTrust Bancshares, Inc.	*	3,407	53,728
Horizon Bancorp/Indiana		1,400	30,576
Hudson Valley Holding Corp.		2,708	48,879
Huntington Bancshares, Inc./Ohio		148,445	1,416,165
IBERIABANK Corp.		5,304	366,984
Independent Bank Corp./Massachusetts		4,722	181,230
Independent Bank Corp./Michigan		3,690	47,490
Independent Bank Group, Inc.		1,534	85,398
International Bancshares Corp.		10,389	280,503
Investors Bancorp, Inc.		60,808	671,928
Lakeland Bancorp, Inc.		8,284	89,467
Lakeland Financial Corp.		3,085	117,724
Macatawa Bank Corp.	†	3,843	19,484
MainSource Financial Group, Inc.		4,454	76,832
MB Financial, Inc.		10,454	282,781
Mercantile Bank Corp.		2,847	65,139
Merchants Bancshares, Inc.		1,246	39,847
Metro Bancorp, Inc.	*	2,334	53,962
MidSouth Bancorp, Inc.		1,585	31,526
MidWestOne Financial Group, Inc.		1,528	36,657
National Bank Holdings Corp., Class A		8,123	161,973
National Bankshares, Inc.	†	1,101	34,010
National Penn Bancshares, Inc.		22,622	239,341
NBT Bancorp, Inc.		8,605	206,692
NewBridge Bancorp	*	4,001	32,248
Northrim BanCorp, Inc.		1,031	26,363
OFG Bancorp (Puerto Rico)		8,948	164,733
Old Line Bancshares, Inc.		1,400	22,064
Old National Bancorp/Indiana		19,139	273,305
OmniAmerican Bancorp, Inc.		1,885	47,125
Opus Bank	*	850	24,701
Pacific Continental Corp.		2,833	38,897
Pacific Premier Bancorp, Inc.	*	2,487	35,042
PacWest Bancorp		18,111	781,852

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2014 (Unaudited)

Vantagepoint Mid/Small Company Index Fund		Shares	Value
COMMON STOCKS—(Continued)
Palmetto Bancshares, Inc.	*†	743	$10,692
Park National Corp.		1,966	151,775
Park Sterling Corp.		7,082	46,670
Peapack Gladstone Financial Corp.		1,381	29,291
Penns Woods Bancorp, Inc.		1,191	56,096
Peoples Bancorp, Inc./Ohio		2,337	61,814
Peoples Financial Services Corp.		1,215	62,439
Pinnacle Financial Partners, Inc.		6,075	239,841
Popular, Inc. (Puerto Rico)	*	18,597	635,645
Preferred Bank/California	*	2,248	53,143
PrivateBancorp, Inc.		12,103	351,713
Prosperity Bancshares, Inc.		12,350	773,110
Renasant Corp.		6,084	176,862
Republic Bancorp, Inc./Kentucky, Class A		2,055	48,745
Republic First Bancorp, Inc.	*	4,979	25,094
S&T Bancorp, Inc.		5,786	143,782
Sandy Spring Bancorp, Inc.		4,178	104,074
Seacoast Banking Corp of Florida	*	3,385	36,795
Sierra Bancorp		2,504	39,563
Signature Bank/New York	*	8,580	1,082,624
Simmons First National Corp., Class A		2,738	107,850
South State Corp.		4,489	273,829
Southside Bancshares, Inc.	†	3,162	91,558
Southwest Bancorp, Inc./Oklahoma		4,075	69,520
Square 1 Financial, Inc., Class A	*	1,000	19,010
State Bank Financial Corp.		5,308	89,758
Sterling Bancorp/New York		14,148	169,776
Stock Yards Bancorp, Inc.		2,661	79,564
Stonegate Bank		1,602	40,370
Suffolk Bancorp	*	2,229	49,729
Sun Bancorp, Inc./New Jersey	*	6,405	25,684
Susquehanna Bancshares, Inc.		35,211	371,828
SVB Financial Group	*	9,104	1,061,708
Synovus Financial Corp.		24,991	609,281
Talmer Bancorp, Inc., Class A	*	3,339	46,045
Taylor Capital Group, Inc.	*	2,736	58,496
TCF Financial Corp.		30,121	493,081
Texas Capital Bancshares, Inc.	*	7,710	415,955
Tompkins Financial Corp.		2,487	119,824
TowneBank/Virginia	†	4,995	78,471
Trico Bancshares		2,628	60,812
Tristate Capital Holdings, Inc.	*	3,661	51,730
Trustmark Corp.		12,758	314,995
UMB Financial Corp.		6,296	399,103
Umpqua Holdings Corp.		30,251	542,098
Union Bankshares Corp.		7,839	201,070
United Bankshares, Inc./West Virginia		11,528	372,700
United Community Banks, Inc./Georgia		8,268	135,347
Univest Corp of Pennsylvania		2,741	56,739
Valley National Bancorp	†	36,283	359,565
VantageSouth Bancshares, Inc.	*†	2,017	12,001
ViewPoint Financial Group, Inc.		7,553	203,251
Washington Trust Bancorp, Inc.		3,111	114,391
Webster Financial Corp.		16,333	515,143
WesBanco, Inc.		4,384	136,079
West Bancorporation, Inc.		2,473	37,664

		Shares	Value
Westamerica Bancorporation	†	4,848	$253,453
Western Alliance Bancorp	*	13,905	330,939
Wilshire Bancorp, Inc.		11,523	118,341
Wintrust Financial Corp.		7,897	363,262
Yadkin Financial Corp.	*	2,278	42,918
Zions Bancorporation		33,439	985,447

			37,806,703

Beverages—0.1%
Boston Beer Co., Inc. (The), Class A	*	1,496	334,386
Coca-Cola Bottling Co. Consolidated		798	58,789
Craft Brew Alliance, Inc.	*	1,788	19,775
National Beverage Corp.	*	1,873	35,437

			448,387

Biotechnology—3.3%
ACADIA Pharmaceuticals, Inc.	*†	13,001	293,693
Acceleron Pharma, Inc.	*†	2,755	93,587
Achillion Pharmaceuticals, Inc.	*†	15,783	119,477
Acorda Therapeutics, Inc.	*	7,049	237,622
Actinium Pharmaceuticals, Inc.	*	3,188	23,017
Aegerion Pharmaceuticals, Inc.	*†	5,288	169,692
Agenus, Inc.	*	10,018	32,258
Agios Pharmaceuticals, Inc.	*†	2,295	105,157
Akebia Therapeutics, Inc.	*	1,261	35,043
Alder Biopharmaceuticals, Inc.	*	1,350	27,094
Alkermes plc (Ireland)	*	25,772	1,297,105
Alnylam Pharmaceuticals, Inc.	*	11,750	742,247
AMAG Pharmaceuticals, Inc.	*†	3,480	72,106
Anacor Pharmaceuticals, Inc.	*†	5,694	100,955
Applied Genetic Technologies Corp.	*	800	18,480
Arena Pharmaceuticals, Inc.	*†	39,027	228,698
ARIAD Pharmaceuticals, Inc.	*†	32,103	204,496
Array BioPharma, Inc.	*	23,016	104,953
Arrowhead Research Corp.	*	8,351	119,503
Auspex Pharmaceuticals, Inc.	*	1,502	33,450
BioCryst Pharmaceuticals, Inc.	*	11,282	143,846
BioSpecifics Technologies Corp.	*	600	16,176
BioTime, Inc.	*†	5,653	17,242
Bluebird Bio, Inc.	*†	3,179	122,614
Cara Therapeutics, Inc.	*†	979	16,663
Celldex Therapeutics, Inc.	*†	17,381	283,658
Cellular Dynamics International, Inc.	*†	620	9,033
Cepheid, Inc.	*	12,602	604,140
ChemoCentryx, Inc.	*†	4,080	23,868
Chimerix, Inc.	*	4,475	98,182
Clovis Oncology, Inc.	*	4,327	179,181
CTI BioPharma Corp.	*†	27,606	77,573
Cubist Pharmaceuticals, Inc.	*	13,304	928,885
Cytokinetics, Inc.	*†	7,327	35,023
Cytori Therapeutics, Inc.	*†	10,004	23,910
CytRx Corp.	*	8,979	37,532
Dendreon Corp.	*†	30,192	69,442
Dicerna Pharmaceuticals, Inc.	*†	642	14,490
Durata Therapeutics, Inc.	*†	2,219	37,790
Dyax Corp.	*	22,226	213,370
Dynavax Technologies Corp.	*†	57,988	92,781
Eleven Biotherapeutics, Inc.	*†	819	10,794
Emergent Biosolutions, Inc.	*	4,839	108,684
Enanta Pharmaceuticals, Inc.	*	1,722	74,167

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2014 (Unaudited)

Vantagepoint Mid/Small Company Index Fund		Shares	Value
COMMON STOCKS—(Continued)
Epizyme, Inc.	*†	2,156	$67,095
Esperion Therapeutics, Inc.	*†	738	11,690
Exact Sciences Corp.	*†	14,175	241,400
Exelixis, Inc.	*†	35,337	119,792
Five Prime Therapeutics, Inc.	*†	2,870	44,629
Flexion Therapeutics, Inc.	*	811	10,932
Foundation Medicine, Inc.	*†	2,363	63,706
Galectin Therapeutics, Inc.	*	2,900	40,049
Galena Biopharma, Inc.	*†	22,766	69,664
Genocea Biosciences, Inc.	*	695	13,031
Genomic Health, Inc.	*	3,336	91,406
Geron Corp.	*†	35,629	114,369
Halozyme Therapeutics, Inc.	*†	17,334	171,260
Heron Therapeutics, Inc.	*	3,128	38,537
Hyperion Therapeutics, Inc.	*†	1,530	39,933
Idenix Pharmaceuticals, Inc.	*	21,200	510,920
Idera Pharmaceuticals, Inc.	*	9,693	28,110
ImmunoGen, Inc.	*†	16,516	195,715
Immunomedics, Inc.	*†	12,320	44,968
Incyte Corp. Ltd.	*	25,222	1,423,530
Infinity Pharmaceuticals, Inc.	*	7,990	101,793
Inovio Pharmaceuticals, Inc.	*	9,684	104,684
Insmed, Inc.	*	7,258	145,015
Insys Therapeutics, Inc.	*†	1,204	37,601
Intercept Pharmaceuticals, Inc.	*	2,134	504,968
InterMune, Inc.	*	17,615	777,702
Intrexon Corp.	*†	5,923	148,845
Ironwood Pharmaceuticals, Inc.	*†	21,176	324,628
Isis Pharmaceuticals, Inc.	*†	20,945	721,555
Karyopharm Therapeutics, Inc.	*†	2,125	98,919
Keryx Biopharmaceuticals, Inc.	*†	16,251	249,940
Kindred Biosciences, Inc.	*	1,598	29,787
KYTHERA Biopharmaceuticals, Inc.	*†	2,509	96,270
Lexicon Pharmaceuticals, Inc.	*	45,225	72,812
Ligand Pharmaceuticals, Inc.	*	3,489	217,330
MacroGenics, Inc.	*	3,313	71,991
MannKind Corp.	*†	39,287	431,764
Medivation, Inc.	*	13,821	1,065,323
Merrimack Pharmaceuticals, Inc.	*†	15,971	116,429
MiMedx Group, Inc.	*†	18,816	133,405
Mirati Therapeutics, Inc.	*	1,155	23,100
Momenta Pharmaceuticals, Inc.	*	9,022	108,986
Myriad Genetics, Inc.	*†	13,575	528,339
NanoViricides, Inc.	*	6,452	27,292
Navidea Biopharmaceuticals, Inc.	*†	24,451	36,187
NeoStem, Inc.	*	3,810	24,841
Neuralstem, Inc.	*	11,067	46,703
Neurocrine Biosciences, Inc.	*	13,331	197,832
NewLink Genetics Corp.	*†	2,675	71,021
Northwest Biotherapeutics, Inc.	*	5,720	38,381
Novavax, Inc.	*†	33,238	153,560
NPS Pharmaceuticals, Inc.	*	18,616	615,259
Ohr Pharmaceutical, Inc.	*	3,386	32,201
OncoMed Pharmaceuticals, Inc.	*†	2,110	49,163
Oncothyreon, Inc.	*	11,389	36,900
Ophthotech Corp.	*†	2,382	100,782
OPKO Health, Inc.	*†	35,792	316,401
Orexigen Therapeutics, Inc.	*†	20,793	128,501
Organovo Holdings, Inc.	*	10,060	84,001
Osiris Therapeutics, Inc.	*†	2,675	41,784
OvaScience, Inc.	*†	1,458	13,370
PDL BioPharma, Inc.	†	26,041	252,077

		Shares	Value
Peregrine Pharmaceuticals, Inc.	*†	37,221	$69,975
Pharmacyclics, Inc.	*	10,809	969,675
Portola Pharmaceuticals, Inc.	*	6,092	177,765
Progenics Pharmaceuticals, Inc.	*	12,608	54,340
Prothena Corp. plc (Ireland)	*	3,759	84,765
PTC Therapeutics, Inc.	*	3,827	100,038
Puma Biotechnology, Inc.	*	4,141	273,306
Raptor Pharmaceutical Corp.	*†	12,085	139,582
Receptos, Inc.	*	2,646	112,720
Regado Biosciences, Inc.	*	2,700	18,333
Regulus Therapeutics, Inc.	*†	3,193	25,672
Repligen Corp.	*	5,004	114,041
Retrophin, Inc.	*†	3,563	41,830
Rigel Pharmaceuticals, Inc.	*	19,833	71,994
Sangamo BioSciences, Inc.	*†	12,064	184,217
Sarepta Therapeutics, Inc.	*†	6,608	196,852
Seattle Genetics, Inc.	*†	18,114	692,861
Spectrum Pharmaceuticals, Inc.	*†	11,842	96,275
Stemline Therapeutics, Inc.	*†	1,454	21,330
Sunesis Pharmaceuticals, Inc.	*†	8,964	58,445
Synageva BioPharma Corp.	*†	3,761	394,153
Synergy Pharmaceuticals, Inc.	*†	13,464	54,798
Synta Pharmaceuticals Corp.	*†	9,125	37,321
TESARO, Inc.	*	3,116	96,939
TG Therapeutics, Inc.	*†	2,066	19,400
Threshold Pharmaceuticals, Inc.	*†	7,764	30,745
Ultragenyx Pharmaceutical, Inc.	*†	1,241	55,708
United Therapeutics Corp.	*	8,570	758,359
Vanda Pharmaceuticals, Inc.	*†	6,002	97,112
Verastem, Inc.	*†	2,285	20,702
Versartis, Inc.	*	1,116	31,293
Vital Therapies, Inc.	*	850	23,154
Xencor, Inc.	*	2,711	31,502
XOMA Corp.	*	13,497	61,951
ZIOPHARM Oncology, Inc.	*†	18,619	75,035

			24,308,043

Building Products—1.0%
A.O. Smith Corp.		13,959	692,087
AAON, Inc.		5,633	188,818
Allegion plc (Ireland)		16,630	942,588
American Woodmark Corp.	*	1,937	61,732
Apogee Enterprises, Inc.		5,631	196,297
Armstrong World Industries, Inc.	*	7,763	445,829
Builders FirstSource, Inc.	*	9,415	70,424
Continental Building Products, Inc.	*	2,525	38,885
Fortune Brands Home & Security, Inc.		29,822	1,190,792
Gibraltar Industries, Inc.	*	5,228	81,086
Griffon Corp.		8,735	108,314
Insteel Industries, Inc.		2,829	55,590
Lennox International, Inc.		8,824	790,366
Masonite International Corp.	*	4,738	266,560
NCI Building Systems, Inc.	*	4,108	79,818
Norcraft Cos., Inc.	*	1,233	17,644
Nortek, Inc.	*	1,493	134,012
Owens Corning, Inc.		21,543	833,283
Patrick Industries, Inc.	*	1,056	49,199
PGT, Inc.	*	5,599	47,424
Ply Gem Holdings, Inc.	*	2,526	25,513
Quanex Building Products Corp.		7,593	135,687
Simpson Manufacturing Co., Inc.		7,310	265,792

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2014 (Unaudited)

Vantagepoint Mid/Small Company Index Fund		Shares	Value
COMMON STOCKS—(Continued)
Trex Co., Inc.	*	6,728	$193,901
Universal Forest Products, Inc.		3,904	188,446
USG Corp.	*	16,443	495,428

			7,595,515

Capital Markets—1.8%
Arlington Asset Investment Corp., Class A	†	3,155	86,226
Artisan Partners Asset Management, Inc., Class A		4,674	264,922
BGC Partners, Inc., Class A		30,212	224,777
Calamos Asset Management, Inc., Class A		3,748	50,186
CIFC Corp.	†	2,540	22,885
Cohen & Steers, Inc.	†	3,785	164,193
CorEnergy Infrastructure Trust, Inc. REIT		5,092	37,732
Cowen Group, Inc., Class A	*	18,898	79,750
Diamond Hill Investment Group, Inc.		582	74,333
E*TRADE Financial Corp.	*	51,764	1,100,503
Eaton Vance Corp.		21,722	820,874
Evercore Partners, Inc., Class A		5,811	334,946
FBR & Co.	*	993	26,940
Federated Investors, Inc., Class B	†	16,765	518,374
Financial Engines, Inc.	†	9,169	415,172
FXCM, Inc., Class A	†	7,654	114,504
GAMCO Investors, Inc., Class A		1,052	87,369
GFI Group, Inc.		14,329	47,572
Greenhill & Co., Inc.		5,109	251,618
HFF, Inc., Class A		5,692	211,686
ICG Group, Inc.	*	7,645	159,628
INTL FCStone, Inc.	*	2,698	53,744
Investment Technology Group, Inc.	*	6,129	103,458
Janus Capital Group, Inc.		26,387	329,310
KCG Holdings, Inc., Class A	*	9,765	116,008
Ladenburg Thalmann Financial Services, Inc.	*	14,490	45,644
Lazard Ltd., Class A (Bermuda)		22,249	1,147,158
Legg Mason, Inc.		19,086	979,303
LPL Financial Holdings, Inc.		15,037	747,940
Manning & Napier, Inc.		2,151	37,126
Marcus & Millichap, Inc.	*	2,013	51,352
Moelis & Co.	*	1,186	39,861
Oppenheimer Holdings, Inc., Class A		2,362	56,664
Piper Jaffray Cos.	*	2,965	153,498
Pzena Investment Management, Inc., Class A		1,908	21,293
Raymond James Financial, Inc.		22,574	1,145,179
RCS Capital Corp., Class A	†	359	7,622
Safeguard Scientifics, Inc.	*	3,658	76,050
SEI Investments Co.		24,043	787,889
Silvercrest Asset Management Group, Inc., Class A		887	15,265
Stifel Financial Corp.	*	11,527	545,803
SWS Group, Inc.	*	6,080	44,262
Virtus Investment Partners, Inc.	*	1,297	274,640
Waddell & Reed Financial, Inc., Class A		15,605	976,717
Walter Investment Management Corp.	*†	7,174	213,642

		Shares	Value
Westwood Holdings Group, Inc.		1,390	$83,456
WisdomTree Investments, Inc.	*	18,871	233,246

			13,380,320

Chemicals—2.8%
A. Schulman, Inc.		5,791	224,112
Advanced Emissions Solutions, Inc.	*	4,696	107,679
Albemarle Corp.		14,311	1,023,236
American Vanguard Corp.	†	5,182	68,506
Ashland, Inc.		13,977	1,519,859
Axiall Corp.		13,090	618,764
Balchem Corp.		5,542	296,830
Cabot Corp.		11,436	663,174
Calgon Carbon Corp.	*	10,032	224,015
Chase Corp.		1,020	34,823
Chemtura Corp.	*	17,319	452,545
Cytec Industries, Inc.		6,443	679,221
Ferro Corp.	*	13,500	169,560
Flotek Industries, Inc.	*	9,529	306,453
FutureFuel Corp.		3,443	57,119
H.B. Fuller Co.		8,990	432,419
Hawkins, Inc.		1,492	55,413
Huntsman Corp.		35,971	1,010,785
Innophos Holdings, Inc.		3,811	219,399
Innospec, Inc.		4,218	182,091
International Flavors & Fragrances, Inc.		14,757	1,538,860
Intrepid Potash, Inc.	*†	10,243	171,673
KMG Chemicals, Inc.	†	1,157	20,803
Koppers Holdings, Inc.		4,084	156,213
Kraton Performance Polymers, Inc.	*	6,464	144,729
Kronos Worldwide, Inc.		3,735	58,527
Landec Corp.	*	4,989	62,313
LSB Industries, Inc.	*	3,576	149,012
Marrone Bio Innovations, Inc.	*†	880	10,226
Minerals Technologies, Inc.		6,508	426,795
NewMarket Corp.		1,622	636,002
Olin Corp.		14,705	395,859
OM Group, Inc.		5,836	189,261
OMNOVA Solutions, Inc.	*	9,679	87,982
Platform Specialty Products Corp.	*	13,895	389,477
PolyOne Corp.		17,296	728,853
Quaker Chemical Corp.		2,250	172,777
Rayonier Advanced Materials, Inc.	*	7,632	295,750
Rentech, Inc.	*	43,798	113,437
Rockwood Holdings, Inc.		13,034	990,454
RPM International, Inc.		24,070	1,111,553
Scotts Miracle-Gro Co. (The), Class A		7,921	450,388
Senomyx, Inc.	*	6,845	59,209
Sensient Technologies Corp.		8,971	499,864
Stepan Co.		3,691	195,106
Taminco Corp.	*	4,842	112,625
Trecora Resources	*†	3,148	37,272
Tredegar Corp.		4,146	97,058
Tronox Ltd., Class A		9,894	266,149
Valspar Corp. (The)		15,286	1,164,640
W.R. Grace & Co.	*	13,735	1,298,370
Zep, Inc.		4,143	73,165

			20,450,405

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2014 (Unaudited)

Vantagepoint Mid/Small Company Index Fund		Shares	Value
COMMON STOCKS—(Continued)
Commercial Services & Supplies—2.1%
ABM Industries, Inc.		9,582	$258,522
ACCO Brands Corp.	*	19,480	124,867
ADT Corp. (The)		30,115	1,052,218
ARC Document Solutions, Inc.	*	7,490	43,891
Brady Corp., Class A		8,619	257,450
Brink’s Co. (The)		9,284	261,994
Casella Waste Systems, Inc., Class A	*	5,820	29,158
Ceco Environmental Corp.	†	3,330	51,915
Cenveo, Inc.	*†	10,269	38,098
Cintas Corp.		18,103	1,150,265
Civeo Corp.	*	17,148	429,214
Clean Harbors, Inc.	*	11,311	726,732
Copart, Inc.	*	20,565	739,517
Covanta Holding Corp.		19,254	396,825
Deluxe Corp.		9,388	549,949
Ennis, Inc.		4,365	66,610
G&K Services, Inc., Class A		3,785	197,085
Healthcare Services Group, Inc.		12,994	382,543
Heritage-Crystal Clean, Inc.	*	1,400	27,482
Herman Miller, Inc.		10,455	316,159
HNI Corp.		7,967	311,589
InnerWorkings, Inc.	*	7,289	61,957
Interface, Inc.		11,468	216,057
Iron Mountain, Inc.		29,448	1,043,932
KAR Auction Services, Inc.		23,900	761,693
Kimball International, Inc., Class B		6,806	113,796
Knoll, Inc.		8,621	149,402
McGrath RentCorp		4,288	157,584
Mobile Mini, Inc.		8,255	395,332
MSA Safety, Inc.		5,239	301,138
Multi-Color Corp.		2,526	101,065
NL Industries, Inc.		412	3,827
Performant Financial Corp.	*	3,538	35,734
Pitney Bowes, Inc.		36,566	1,009,953
Quad/Graphics, Inc.		4,134	92,478
R.R. Donnelley & Sons Co.		35,134	595,873
Rollins, Inc.		11,788	353,640
Schawk, Inc.		1,812	36,892
SP Plus Corp.	*	3,417	73,090
Steelcase, Inc., Class A		15,256	230,823
Swisher Hygiene, Inc.	*†	1	4
Team, Inc.	*	4,053	166,254
Tetra Tech, Inc.		12,362	339,955
Unifirst Corp.		2,548	270,088
United Stationers, Inc.		7,455	309,159
US Ecology, Inc.		3,710	181,605
Viad Corp.		3,417	81,461
Waste Connections, Inc.		22,238	1,079,655
West Corp.		6,535	175,138

			15,749,668

Communications Equipment—1.2%
ADTRAN, Inc.		10,673	240,783
Alliance Fiber Optic Products, Inc.	†	1,860	33,666
Applied Optoelectronics, Inc.	*	2,449	56,817
ARRIS Group, Inc.	*	22,350	727,045
Aruba Networks, Inc.	*	19,352	339,047
Bel Fuse, Inc., Class B		1,562	40,096

		Shares	Value
Black Box Corp.		2,697	$63,218
Brocade Communications Systems, Inc.		78,353	720,848
CalAmp Corp.	*	6,551	141,895
Calix, Inc.	*	6,802	55,640
Ciena Corp.	*	18,562	402,053
Clearfield, Inc.	*	1,835	30,810
CommScope Holding Co., Inc.	*	10,752	248,694
Comtech Telecommunications Corp.		3,106	115,947
Digi International, Inc.	*	4,346	40,939
EchoStar Corp., Class A	*	7,521	398,162
Emulex Corp.	*	15,840	90,288
Extreme Networks, Inc.	*	15,723	69,810
Finisar Corp.	*†	17,651	348,607
Harmonic, Inc.	*	19,391	144,657
Infinera Corp.	*	22,813	209,880
InterDigital, Inc.		7,655	365,909
Ixia	*	9,680	110,642
JDS Uniphase Corp.	*	41,984	523,540
KVH Industries, Inc.	*	3,755	48,928
NETGEAR, Inc.	*	6,435	223,745
Numerex Corp., Class A	*	1,800	20,682
Oclaro, Inc.	*	15,068	33,150
Oplink Communications, Inc.	*	3,197	54,253
Palo Alto Networks, Inc.	*	9,037	757,752
ParkerVision, Inc.	*†	17,722	26,229
Plantronics, Inc.		7,737	371,763
Polycom, Inc.	*	26,215	328,474
Procera Networks, Inc.	*†	3,968	40,037
Riverbed Technology, Inc.	*	29,215	602,705
Ruckus Wireless, Inc.	*	9,642	114,836
ShoreTel, Inc.	*	9,728	63,427
Sonus Networks, Inc.	*	42,706	153,315
Tessco Technologies, Inc.		867	27,510
Ubiquiti Networks, Inc.	*†	5,050	228,209
ViaSat, Inc.	*	7,141	413,892

			9,027,900

Construction & Engineering—1.0%
AECOM Technology Corp.	*	17,870	575,414
Aegion Corp.	*	6,676	155,351
Ameresco, Inc., Class A	*	5,077	35,691
Argan, Inc.		2,317	86,401
Chicago Bridge & Iron Co. NV (Netherlands)		17,685	1,206,117
Comfort Systems USA, Inc.		6,272	99,098
Dycom Industries, Inc.	*	5,655	177,058
EMCOR Group, Inc.		12,187	542,687
Foster Wheeler AG (Switzerland)		16,778	571,626
Furmanite Corp.	*	7,017	81,678
Granite Construction, Inc.		6,783	244,052
Great Lakes Dredge & Dock Corp.	*	9,800	78,302
KBR, Inc.		27,461	654,945
Layne Christensen Co.	*†	3,389	45,074
MasTec, Inc.	*	10,983	338,496
MYR Group, Inc.	*	3,380	85,615
Northwest Pipe Co.	*	1,416	57,107
Orion Marine Group, Inc.	*	6,042	65,435
Pike Corp.	*	4,864	43,581
Primoris Services Corp.		6,986	201,476
Quanta Services, Inc.	*	37,801	1,307,159
Sterling Construction Co., Inc.	*	1,713	16,068

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2014 (Unaudited)

Vantagepoint Mid/Small Company Index Fund		Shares	Value
COMMON STOCKS—(Continued)
Tutor Perini Corp.	*	6,412	$203,517
URS Corp.		12,650	580,003

			7,451,951

Construction Materials—0.3%
Eagle Materials, Inc.		8,950	843,806
Headwaters, Inc.	*	14,630	203,211
Martin Marietta Materials, Inc.		8,461	1,117,275
Texas Industries, Inc.	*	3,890	359,280
United States Lime & Minerals, Inc.		481	31,169
US Concrete, Inc.	*†	2,151	53,237

			2,607,978

Consumer Finance—0.4%
Cash America International, Inc.		5,250	233,257
Consumer Portfolio Services, Inc.	*	2,748	20,940
Credit Acceptance Corp.	*	1,300	160,030
Encore Capital Group, Inc.	*†	4,850	220,287
Ezcorp, Inc., Class A	*	8,825	101,929
First Cash Financial Services, Inc.	*	5,377	309,661
Green Dot Corp., Class A	*	4,362	82,791
JGWPT Holdings, Inc., Class A	*†	1,635	18,410
Nelnet, Inc., Class A		3,802	157,517
Nicholas Financial, Inc.		1,628	23,378
Portfolio Recovery Associates, Inc.	*	9,315	554,522
Regional Management Corp.	*	850	13,149
SLM Corp.		71,313	592,611
Springleaf Holdings, Inc.	*	4,063	105,435
World Acceptance Corp.	*†	1,607	122,068

			2,715,985

Containers & Packaging—1.7%
AEP Industries, Inc.	*	838	29,221
AptarGroup, Inc.		12,077	809,280
Avery Dennison Corp.		17,132	878,015
Ball Corp.		24,991	1,566,436
Bemis Co., Inc.		18,154	738,142
Berry Plastics Group, Inc.	*	15,504	400,003
Crown Holdings, Inc.	*	24,915	1,239,770
Graphic Packaging Holding Co.	*	56,100	656,370
Greif, Inc., Class A		5,997	327,196
Myers Industries, Inc.		4,506	90,526
Owens-Illinois, Inc.	*	29,870	1,034,697
Packaging Corp. of America		17,727	1,267,303
Rock-Tenn Co., Class A		13,016	1,374,360
Sealed Air Corp.		38,301	1,308,745
Silgan Holdings, Inc.		7,920	402,494
Sonoco Products Co.		18,866	828,783
UFP Technologies, Inc.	*	952	22,934

			12,974,275

Distributors—0.3%
Core-Mark Holding Co., Inc.		4,582	209,077
LKQ Corp.	*	54,097	1,443,849
Pool Corp.		8,140	460,398
VOXX International Corp.	*	2,945	27,712
Weyco Group, Inc.		1,031	28,260

			2,169,296

		Shares	Value
Diversified Consumer Services—0.8%
2U, Inc.	*	1,652	$27,770
American Public Education, Inc.	*	3,033	104,275
Apollo Education Group, Inc.	*	17,439	544,969
Ascent Capital Group, Inc., Class A	*	2,543	167,863
Bridgepoint Education, Inc.	*	3,328	44,196
Bright Horizons Family Solutions, Inc.	*	5,140	220,712
Capella Education Co.		2,073	112,750
Career Education Corp.	*	11,632	54,438
Carriage Services, Inc.		2,616	44,812
Chegg, Inc.	*†	12,109	85,247
Collectors Universe, Inc.		1,150	22,528
DeVry Education Group, Inc.		11,393	482,380
Education Management Corp.	*†	5,027	8,496
Graham Holdings Co., Class B		803	576,642
Grand Canyon Education, Inc.	*	8,434	387,711
Hillenbrand, Inc.		11,125	362,897
Houghton Mifflin Harcourt Co.	*	17,900	342,964
ITT Educational Services, Inc.	*†	4,643	77,492
JTH Holding, Inc., Class A	*	737	24,549
K12, Inc.	*	5,107	122,925
LifeLock, Inc.	*	14,155	197,604
Matthews International Corp., Class A		5,159	214,460
Regis Corp.		8,692	122,383
Service Corp. International		38,265	792,851
Sotheby’s		11,048	463,906
Steiner Leisure Ltd. (Bahamas)	*	2,781	120,389
Strayer Education, Inc.	*	1,807	94,886
Universal Technical Institute, Inc.		4,524	54,921
Weight Watchers International, Inc.	†	5,074	102,343

			5,979,359

Diversified Financial Services—0.5%
CBOE Holdings, Inc.		15,799	777,469
Gain Capital Holdings, Inc.		1,849	14,552
MarketAxess Holdings, Inc.		6,726	363,608
Marlin Business Services Corp.		1,306	23,756
MSCI, Inc.	*	21,019	963,721
NASDAQ OMX Group, Inc. (The)		20,778	802,446
NewStar Financial, Inc.	*	5,723	80,465
PHH Corp.	*	10,225	234,970
PICO Holdings, Inc.	*	3,754	89,195
Resource America, Inc., Class A		3,696	34,558

			3,384,740

Diversified Telecommunication Services—0.7%
8x8, Inc.	*	17,637	142,507
Atlantic Tele-Network, Inc.		1,558	90,364
Cbeyond, Inc.	*	5,638	56,098
Cincinnati Bell, Inc.	*	38,778	152,398
Cogent Communications Holdings, Inc.		8,853	305,871
Consolidated Communications Holdings, Inc.		7,943	176,652
Enventis Corp.		2,808	44,479
FairPoint Communications, Inc.	*†	2,925	40,862

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2014 (Unaudited)

Vantagepoint Mid/Small Company Index Fund		Shares	Value
COMMON STOCKS—(Continued)
Frontier Communications Corp.	†	183,385	$1,070,968
General Communication, Inc., Class A	*	6,831	75,687
Globalstar, Inc.	*	44,198	187,842
Hawaiian Telcom Holdco, Inc.	*†	1,637	46,835
IDT Corp., Class B		2,274	39,613
inContact, Inc.	*	8,949	82,241
Inteliquent, Inc.		6,478	89,850
Intelsat SA (Luxembourg)	*	3,546	66,807
Iridium Communications, Inc.	*†	14,059	118,939
Lumos Networks Corp.		2,601	37,636
magicJack VocalTec Ltd. (Israel)	*	3,040	45,965
ORBCOMM, Inc.	*	7,135	47,020
Premiere Global Services, Inc.	*	8,185	109,270
tw telecom inc.	*	25,301	1,019,883
Vonage Holdings Corp.	*	26,128	97,980
Windstream Holdings, Inc.	†	107,656	1,072,254

			5,218,021

Electric Utilities—1.5%
ALLETE, Inc.		7,371	378,501
Cleco Corp.		11,079	653,107
El Paso Electric Co.		7,508	301,897
Empire District Electric Co. (The)		7,796	200,201
Great Plains Energy, Inc.		27,780	746,449
Hawaiian Electric Industries, Inc.	†	18,088	457,988
IDACORP, Inc.		9,449	546,436
ITC Holdings Corp.		28,284	1,031,800
MGE Energy, Inc.		6,204	245,120
NRG Yield, Inc., Class A	†	3,854	200,601
OGE Energy Corp.		35,857	1,401,291
Otter Tail Corp.		6,778	205,306
Pepco Holdings, Inc.		45,761	1,257,512
Pinnacle West Capital Corp.		19,803	1,145,405
PNM Resources, Inc.		14,199	416,457
Portland General Electric Co.		13,925	482,780
UIL Holdings Corp.		10,668	412,958
Unitil Corp.		2,617	88,533
UNS Energy Corp.		7,371	445,282
Westar Energy, Inc.		23,463	896,052

			11,513,676

Electrical Equipment—1.1%
Acuity Brands, Inc.		7,919	1,094,802
AZZ, Inc.		4,607	212,291
Babcock & Wilcox Co. (The)		20,248	657,250
Capstone Turbine Corp.	*†	62,778	94,795
Encore Wire Corp.		4,068	199,495
EnerSys		8,747	601,706
Enphase Energy, Inc.	*†	4,304	36,799
Franklin Electric Co., Inc.		8,722	351,758
FuelCell Energy, Inc.	*†	38,419	92,206
Generac Holdings, Inc.	*	12,014	585,562
General Cable Corp.		9,667	248,055
Global Power Equipment Group, Inc.		2,804	45,313
GrafTech International Ltd.	*†	22,518	235,538
Hubbell, Inc., Class B		10,735	1,322,015

		Shares	Value
LSI Industries, Inc.		3,003	$23,964
Plug Power, Inc.	*	26,897	125,878
Polypore International, Inc.	*†	8,493	405,371
Powell Industries, Inc.		1,563	102,189
Power Solutions International, Inc.	*	752	54,121
PowerSecure International, Inc.	*†	4,744	46,207
Preformed Line Products Co.		638	34,344
Regal-Beloit Corp.		8,416	661,161
Revolution Lighting Technologies, Inc.	*†	4,765	10,959
SolarCity Corp.	*†	7,285	514,321
Thermon Group Holdings, Inc.	*	5,589	147,102
Vicor Corp.	*	3,481	29,171

			7,932,373

Electronic Equipment, Instruments & Components—2.6%
Aeroflex Holding Corp.	*	2,268	23,814
Agilysys, Inc.	*	1,636	23,035
Anixter International, Inc.		4,900	490,343
Arrow Electronics, Inc.	*	17,977	1,085,991
Avnet, Inc.		25,372	1,124,233
AVX Corp.		9,165	121,711
Badger Meter, Inc.		2,704	142,366
Belden, Inc.		7,845	613,165
Benchmark Electronics, Inc.	*	10,071	256,609
CDW Corp.		14,437	460,252
Checkpoint Systems, Inc.	*	8,101	113,333
Cognex Corp.	*	15,614	599,578
Coherent, Inc.	*	4,645	307,360
Control4 Corp.	*†	742	14,514
CTS Corp.		6,621	123,813
CUI Global, Inc.	*	3,321	27,896
Daktronics, Inc.		7,523	89,674
Dolby Laboratories, Inc., Class A	*	8,312	359,078
DTS, Inc.	*	3,053	56,206
Electro Rent Corp.		4,267	71,387
Electro Scientific Industries, Inc.		3,685	25,095
Fabrinet (Thailand)	*	6,113	125,928
FARO Technologies, Inc.	*	3,399	166,959
FEI Co.		7,793	707,059
FLIR Systems, Inc.		25,549	887,317
Gerber Scientific, Inc.	*†‡d	3,478	—
GSI Group, Inc.	*	5,025	63,968
II-VI, Inc.	*	8,787	127,060
Ingram Micro, Inc., Class A	*	27,356	799,069
Insight Enterprises, Inc.	*	7,260	223,172
InvenSense Inc.	*†	12,565	285,100
IPG Photonics Corp.	*†	6,135	422,088
Itron, Inc.	*	7,053	285,999
Jabil Circuit, Inc.		36,564	764,188
Kemet Corp.	*	8,699	50,019
Knowles Corp.	*	14,062	432,266
Littelfuse, Inc.		4,198	390,204
Maxwell Technologies, Inc.	*	5,615	84,955
Measurement Specialties, Inc.	*	3,063	263,632
Mercury Systems, Inc.	*	6,981	79,165
Mesa Laboratories, Inc.		539	45,254
Methode Electronics, Inc.		6,490	247,983

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2014 (Unaudited)

Vantagepoint Mid/Small Company Index Fund		Shares	Value
COMMON STOCKS—(Continued)
MTS Systems Corp.		2,725	$184,646
Multi-Fineline Electronix, Inc.	*	1,120	12,365
National Instruments Corp.		18,032	584,056
Newport Corp.	*	6,603	122,155
OSI Systems, Inc.	*	3,445	229,954
Park Electrochemical Corp.		3,495	98,594
PC Connection, Inc.		1,452	30,027
Plexus Corp.	*	5,929	256,666
RealD, Inc.	*	6,791	86,653
Rofin-Sinar Technologies, Inc.	*	4,789	115,128
Rogers Corp.	*	3,354	222,538
Sanmina Corp.	*	14,516	330,674
ScanSource, Inc.	*	5,403	205,746
Speed Commerce, Inc.	*	6,434	24,063
SYNNEX Corp.	*	4,962	361,482
Tech Data Corp.	*	6,747	421,822
Trimble Navigation Ltd.	*	46,676	1,724,678
TTM Technologies, Inc.	*	9,730	79,786
Universal Display Corp.	*†	7,843	251,760
Vishay Intertechnology, Inc.		23,325	361,304
Vishay Precision Group, Inc.	*	2,712	44,640
Zebra Technologies Corp., Class A	*	9,291	764,835

			19,094,410

Energy Equipment & Services—2.3%
Atwood Oceanics, Inc.	*	11,387	597,590
Basic Energy Services, Inc.	*	5,491	160,447
Bristow Group, Inc.		6,407	516,532
C&J Energy Services, Inc.	*	8,503	287,231
CARBO Ceramics, Inc.	†	3,679	567,008
CHC Group Ltd. (Canada)	*	6,642	56,059
Dawson Geophysical Co.		1,539	44,092
Dresser-Rand Group, Inc.	*	13,802	879,601
Dril-Quip, Inc.	*	7,344	802,259
Era Group, Inc.	*	3,470	99,520
Exterran Holdings, Inc.		10,606	477,164
Forum Energy Technologies, Inc.	*	10,356	377,269
Frank’s International NV (Netherlands)		6,714	165,164
Geospace Technologies Corp.	*	2,532	139,463
Glori Energy, Inc.	*	2,100	22,806
Gulf Island Fabrication, Inc.		2,377	51,153
Gulfmark Offshore, Inc., Class A		5,207	235,252
Helix Energy Solutions Group, Inc.	*	19,957	525,069
Hercules Offshore, Inc.	*	29,491	118,554
Hornbeck Offshore Services, Inc.	*	6,789	318,540
ION Geophysical Corp.	*	22,870	96,511
Key Energy Services, Inc.	*	24,102	220,292
Matrix Service Co.	*	4,454	146,047
McDermott International, Inc.	*†	45,471	367,860
Mitcham Industries, Inc.	*	1,935	27,051
Nabors Industries Ltd. (Bermuda)		53,269	1,564,511
Natural Gas Services Group, Inc.	*	2,483	82,088
Newpark Resources, Inc.	*	16,681	207,845
North Atlantic Drilling Ltd. (Bermuda)	†	13,466	143,009
Nuverra Environmental Solutions, Inc.	*†	2,403	48,324
Oceaneering International, Inc.		19,588	1,530,410

		Shares	Value
Oil States International, Inc.	*	8,574	$549,508
Parker Drilling Co.	*	23,214	151,355
Patterson-UTI Energy, Inc.		26,449	924,128
PHI, Inc.	*	2,638	117,576
Pioneer Energy Services Corp.	*	11,528	202,201
RigNet, Inc.	*	2,457	132,236
Rowan Cos. plc, Class A		23,107	737,807
RPC, Inc.		12,219	287,024
SEACOR Holdings, Inc.	*	3,616	297,416
Superior Energy Services, Inc.		28,138	1,016,907
Tesco Corp.		4,973	106,124
TETRA Technologies, Inc.	*	13,207	155,578
Tidewater, Inc.		8,857	497,321
Unit Corp.	*	9,048	622,774
Vantage Drilling Co.	*†	44,721	85,864
Willbros Group, Inc.	*	6,569	81,127

			16,839,667

Food & Staples Retailing—0.6%
Andersons, Inc. (The)		5,380	277,500
Casey’s General Stores, Inc.		7,187	505,174
Chefs’ Warehouse, Inc. (The)	*†	3,665	72,457
Fairway Group Holdings Corp.	*†	2,487	16,539
Fresh Market, Inc. (The)	*†	7,516	251,560
Ingles Markets, Inc., Class A		1,996	52,595
Liberator Medical Holdings, Inc.		5,550	20,812
Natural Grocers by Vitamin Cottage, Inc.	*†	1,404	30,060
Pantry, Inc. (The)	*	3,943	63,877
PriceSmart, Inc.		3,563	310,124
Rite Aid Corp.	*	170,526	1,222,671
Roundy’s, Inc.		3,989	21,979
SpartanNash Co.		7,304	153,457
Sprouts Farmers Market, Inc.	*	16,328	534,252
SUPERVALU, Inc.	*	35,622	292,813
Susser Holdings Corp.	*	3,451	278,565
United Natural Foods, Inc.	*	8,967	583,752
Village Super Market, Inc., Class A		1,280	30,246
Weis Markets, Inc.		2,120	96,948

			4,815,381

Food Products—1.4%
Alico, Inc.		494	18,520
Annie’s, Inc.	*	2,802	94,764
B&G Foods, Inc.		9,578	313,105
Boulder Brands, Inc.	*	11,006	156,065
Calavo Growers, Inc.		2,244	75,915
Cal-Maine Foods, Inc.		2,754	204,677
Chiquita Brands International, Inc.	*	7,430	80,615
Darling Ingredients, Inc.	*	29,003	606,163
Dean Foods Co.		17,722	311,730
Diamond Foods, Inc.	*†	4,466	125,941
Farmer Bros. Co.	*	930	20,097
Flowers Foods, Inc.		30,842	650,149
Fresh Del Monte Produce, Inc.		7,228	221,538
Hain Celestial Group, Inc. (The)	*	8,760	777,362
Hillshire Brands Co. (The)		21,112	1,315,278
Ingredion, Inc.		13,404	1,005,836
Inventure Foods, Inc.	*	3,145	35,444
J&J Snack Foods Corp.		2,596	244,336

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2014 (Unaudited)

Vantagepoint Mid/Small Company Index Fund		Shares	Value
COMMON STOCKS—(Continued)
John B. Sanfilippo & Son, Inc.		1,899	$50,267
Lancaster Colony Corp.		3,541	336,962
Lifeway Foods, Inc.	*	778	10,876
Limoneira Co.	†	1,586	34,844
Omega Protein Corp.	*	4,824	65,992
Pilgrim’s Pride Corp.	*	10,687	292,396
Pinnacle Foods, Inc.		9,394	309,063
Post Holdings, Inc.	*	7,943	404,378
Sanderson Farms, Inc.		4,060	394,632
Seaboard Corp.	*	51	154,034
Seneca Foods Corp., Class A	*	1,290	39,474
Snyder’s-Lance, Inc.		8,591	227,318
Tootsie Roll Industries, Inc.	†	3,451	101,597
TreeHouse Foods, Inc.	*	6,813	545,517
WhiteWave Foods Co. (The)	*	30,542	988,645

			10,213,530

Gas Utilities—1.1%
AGL Resources, Inc.		21,738	1,196,242
Atmos Energy Corp.		18,288	976,579
Chesapeake Utilities Corp.		1,819	129,749
Laclede Group, Inc. (The)		6,241	303,001
National Fuel Gas Co.		14,885	1,165,496
New Jersey Resources Corp.		7,488	428,014
Northwest Natural Gas Co.		4,674	220,379
ONE Gas, Inc.		8,367	315,854
Piedmont Natural Gas Co., Inc.		13,527	506,045
Questar Corp.		31,654	785,019
South Jersey Industries, Inc.		6,062	366,205
Southwest Gas Corp.		8,465	446,867
UGI Corp.		20,669	1,043,785
WGL Holdings, Inc.		9,748	420,139

			8,303,374

Health Care Equipment & Supplies—2.4%
Abaxis, Inc.		3,781	167,536
ABIOMED, Inc.	*†	6,733	169,268
Accuray, Inc.	*†	15,070	132,616
Alere, Inc.	*	14,737	551,459
Align Technology, Inc.	*	14,476	811,235
Analogic Corp.		2,120	165,869
AngioDynamics, Inc.	*	5,314	86,778
Anika Therapeutics, Inc.	*	2,511	116,335
Antares Pharma, Inc.	*†	19,090	50,970
AtriCure, Inc.	*	5,136	94,400
Atrion Corp.		291	94,866
Cantel Medical Corp.		6,207	227,300
Cardiovascular Systems, Inc.	*	4,717	146,982
Cerus Corp.	*†	16,123	66,911
CONMED Corp.		5,352	236,291
Cooper Cos., Inc. (The)		8,584	1,163,390
CryoLife, Inc.		6,833	61,155
Cyberonics, Inc.	*	4,848	302,806
Cynosure, Inc., Class A	*	4,027	85,574
Derma Sciences, Inc.	*	4,820	55,719
DexCom, Inc.	*	13,408	531,761
Endologix, Inc.	*	11,389	173,227
Exactech, Inc.	*	1,480	37,340
GenMark Diagnostics, Inc.	*†	7,868	106,454
Globus Medical, Inc., Class A	*	11,537	275,965
Greatbatch, Inc.	*	4,100	201,146
Haemonetics Corp.	*	9,672	341,228

		Shares	Value
HeartWare International, Inc.	*	2,854	$252,579
Hill-Rom Holdings, Inc.		10,313	428,093
Hologic, Inc.	*	43,581	1,104,778
ICU Medical, Inc.	*	2,188	133,052
IDEXX Laboratories, Inc.	*	9,200	1,228,844
Inogen, Inc.	*†	919	20,733
Insulet Corp.	*	10,118	401,381
Integra LifeSciences Holdings Corp.	*	4,183	196,852
Invacare Corp.		6,320	116,098
K2M Group Holdings, Inc.	*	1,500	22,320
LDR Holding Corp.	*	2,771	69,303
Masimo Corp.	*	9,466	223,398
Meridian Bioscience, Inc.		7,174	148,071
Merit Medical Systems, Inc.	*	7,183	108,463
Natus Medical, Inc.	*	6,365	160,016
Neogen Corp.	*	6,836	276,653
NuVasive, Inc.	*	8,592	305,617
NxStage Medical, Inc.	*	11,835	170,069
OraSure Technologies, Inc.	*	12,739	109,683
Orthofix International NV (Curacao)	*	3,796	137,605
Oxford Immunotec Global plc (United Kingdom)	*	1,033	17,385
PhotoMedex, Inc.	*†	2,664	32,634
Quidel Corp.	*	5,467	120,875
ResMed, Inc.	†	25,169	1,274,307
Rockwell Medical, Inc.	*†	8,627	103,438
RTI Surgical, Inc.	*	13,504	58,742
Sirona Dental Systems, Inc.	*	10,243	844,638
Spectranetics Corp. (The)	*	6,834	156,362
STAAR Surgical Co.	*	7,139	119,935
STERIS Corp.		10,682	571,273
SurModics, Inc.	*	3,217	68,908
Symmetry Medical, Inc.	*	5,904	52,309
Tandem Diabetes Care, Inc.	*†	1,542	25,073
Teleflex, Inc.		7,392	780,595
Thoratec Corp.	*	10,517	366,623
Tornier NV (Netherlands)	*	6,135	143,436
TransEnterix, Inc.	*	4,614	23,255
TriVascular Technologies, Inc.	*	1,250	19,463
Unilife Corp.	*†	22,514	66,641
Utah Medical Products, Inc.		525	27,006
Vascular Solutions, Inc.	*	2,721	60,379
Veracyte, Inc.	*†	845	14,466
Volcano Corp.	*	8,883	156,430
West Pharmaceutical Services, Inc.		12,945	546,020
Wright Medical Group, Inc.	*	8,782	275,755
Zeltiq Aesthetics, Inc.	*	4,981	75,661

			18,069,798

Health Care Providers & Services—2.4%
Acadia Healthcare Co., Inc.	*	6,649	302,529
Addus HomeCare Corp.	*	874	19,648
Air Methods Corp.	*	7,403	382,365
Alliance HealthCare Services, Inc.	*	806	21,762
Almost Family, Inc.	*	1,537	33,937
Amedisys, Inc.	*	5,275	88,303
AMN Healthcare Services, Inc.	*	7,678	94,439
Amsurg Corp.	*	6,144	279,982
Bio-Reference Labs, Inc.	*†	4,688	141,671
BioScrip, Inc.	*	9,835	82,024

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2014 (Unaudited)

Vantagepoint Mid/Small Company Index Fund		Shares	Value
COMMON STOCKS—(Continued)
BioTelemetry, Inc.	*	4,248	$30,458
Brookdale Senior Living, Inc.	*	21,992	733,213
Capital Senior Living Corp.	*	5,534	131,931
Centene Corp.	*	10,001	756,176
Chemed Corp.	†	3,102	290,719
Chindex International, Inc.	*	2,406	56,998
Community Health Systems, Inc.	*	20,318	921,828
Corvel Corp.	*	2,370	107,077
Cross Country Healthcare, Inc.	*	7,318	47,713
Emeritus Corp.	*	6,987	221,139
Ensign Group, Inc. (The)		3,393	105,454
Envision Healthcare Holdings, Inc.	*	13,988	502,309
ExamWorks Group, Inc.	*	6,025	191,173
Five Star Quality Care, Inc.	*	9,106	45,621
Gentiva Health Services, Inc.	*	5,336	80,360
Hanger, Inc.	*	6,290	197,821
Health Net, Inc.	*	14,272	592,859
HealthSouth Corp.		15,669	562,047
Healthways, Inc.	*	5,769	101,188
IPC The Hospitalist Co., Inc.	*	3,142	138,939
Kindred Healthcare, Inc.		9,472	218,803
Landauer, Inc.		1,882	79,044
LHC Group, Inc.	*	2,770	59,195
LifePoint Hospitals, Inc.	*	8,108	503,507
Magellan Health, Inc.	*	4,963	308,897
MEDNAX, Inc.	*	17,990	1,046,119
Molina Healthcare, Inc.	*	4,930	220,026
MWI Veterinary Supply, Inc.	*	2,422	343,900
National Healthcare Corp.		1,812	101,997
National Research Corp., Class A	*	1,929	26,987
Omnicare, Inc.		17,775	1,183,282
Owens & Minor, Inc.		11,941	405,755
Patterson Cos., Inc.		15,461	610,864
PharMerica Corp.	*	5,445	155,673
Premier, Inc., Class A	*	5,486	159,094
Providence Service Corp. (The)	*	2,069	75,705
RadNet, Inc.	*	5,263	34,894
Select Medical Holdings Corp.		13,482	210,319
Skilled Healthcare Group, Inc., Class A	*	4,230	26,607
Surgical Care Affiliates, Inc.	*	1,885	54,816
Team Health Holdings, Inc.	*	12,599	629,194
Tenet Healthcare Corp.	*	17,891	839,804
Triple-S Management Corp., Class B (Puerto Rico)	*	4,524	81,115
U.S. Physical Therapy, Inc.		2,234	76,380
Universal American Corp.		7,130	59,393
Universal Health Services, Inc., Class B		15,948	1,527,180
VCA, Inc.	*	15,870	556,878
WellCare Health Plans, Inc.	*	8,148	608,330

			17,465,441

Health Care Technology—0.4%
Allscripts Healthcare Solutions, Inc.	*	32,180	516,489
athenahealth, Inc.	*†	6,649	831,989
Castlight Health, Inc., Class B	*	2,084	31,677
Computer Programs & Systems, Inc.		2,114	134,450
HealthStream, Inc.	*	3,356	81,551
HMS Holdings Corp.	*	16,863	344,174

		Shares	Value
MedAssets, Inc.	*	11,090	$253,296
Medidata Solutions, Inc.	*	9,422	403,356
Merge Healthcare, Inc.	*	9,619	21,835
Omnicell, Inc.	*	6,227	178,777
Quality Systems, Inc.		8,711	139,812
Veeva Systems, Inc., Class A	*†	6,343	161,429
Vocera Communications, Inc.	*	3,339	44,075

			3,142,910

Hotels, Restaurants & Leisure—2.0%
Aramark		7,951	205,772
Bally Technologies, Inc.	*	6,845	449,853
Biglari Holdings, Inc.	*	243	102,782
BJ’s Restaurants, Inc.	*	4,349	151,824
Bloomin’ Brands, Inc.	*	13,449	301,661
Bob Evans Farms, Inc.		4,353	217,868
Boyd Gaming Corp.	*	12,175	147,683
Bravo Brio Restaurant Group, Inc.	*	3,101	48,407
Brinker International, Inc.		12,044	585,941
Buffalo Wild Wings, Inc.	*	3,360	556,786
Burger King Worldwide, Inc.	†	18,146	493,934
Caesars Acquisition Co., Class A	*	7,358	91,018
Caesars Entertainment Corp.	*†	8,076	146,014
Carrols Restaurant Group, Inc.	*	3,749	26,693
Cheesecake Factory, Inc. (The)		9,090	421,958
Choice Hotels International, Inc.		6,118	288,219
Churchill Downs, Inc.		2,690	242,396
Chuy’s Holdings, Inc.	*	3,373	122,440
ClubCorp Holdings, Inc.		3,469	64,315
Cracker Barrel Old Country Store, Inc.		3,443	342,819
Del Frisco’s Restaurant Group, Inc.	*	3,974	109,523
Denny’s Corp.	*	15,003	97,820
Diamond Resorts International, Inc.	*	5,983	139,224
DineEquity, Inc.		3,180	252,778
Domino’s Pizza, Inc.		10,168	743,179
Dunkin’ Brands Group, Inc.		19,320	885,049
Einstein Noah Restaurant Group, Inc.		1,279	20,541
Empire Resorts, Inc.	*	2,600	18,616
Famous Dave’s of America, Inc.	*	800	22,960
Fiesta Restaurant Group, Inc.	*	4,707	218,452
Ignite Restaurant Group, Inc.	*†	1,280	18,637
International Game Technology		44,381	706,102
International Speedway Corp., Class A		5,069	168,696
Interval Leisure Group, Inc.		6,806	149,324
Intrawest Resorts Holdings, Inc.	*†	3,352	38,414
Isle of Capri Casinos, Inc.	*	5,204	44,546
Jack in the Box, Inc.		7,547	451,612
Jamba, Inc.	*	3,273	39,603
Krispy Kreme Doughnuts, Inc.	*	12,266	196,011
La Quinta Holdings, Inc.	*	7,100	135,894
Life Time Fitness, Inc.	*	7,719	376,224
Marcus Corp. (The)		4,188	76,431
Marriott Vacations Worldwide Corp.	*	5,140	301,358
Monarch Casino & Resort, Inc.	*	2,050	31,037
Morgans Hotel Group Co.	*	5,643	44,749
Multimedia Games Holding Co., Inc.	*	4,998	148,141

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2014 (Unaudited)

Vantagepoint Mid/Small Company Index Fund		Shares	Value
COMMON STOCKS—(Continued)
Nathan’s Famous, Inc.	*	431	$23,356
Noodles & Co.	*†	1,842	63,346
Orient-Express Hotels Ltd., Class A (Bermuda)	*	18,365	267,027
Panera Bread Co., Class A	*	4,418	661,949
Papa John’s International, Inc.		5,552	235,349
Penn National Gaming, Inc.	*	12,185	147,926
Pinnacle Entertainment, Inc.	*	10,729	270,156
Popeyes Louisiana Kitchen, Inc.	*	4,381	191,494
Potbelly Corp.	*†	1,446	23,078
Red Robin Gourmet Burgers, Inc.	*	2,741	195,159
Ruby Tuesday, Inc.	*	11,736	89,076
Ruth’s Hospitality Group, Inc.		7,796	96,281
Scientific Games Corp., Class A	*	8,925	99,246
SeaWorld Entertainment, Inc.		11,526	326,532
Six Flags Entertainment Corp.		12,916	549,576
Sonic Corp.	*	10,276	226,894
Speedway Motorsports, Inc.		1,680	30,660
Texas Roadhouse, Inc.		12,358	321,308
Vail Resorts, Inc.		6,756	521,428
Wendy’s Co. (The)		47,829	407,981
Zoe’s Kitchen, Inc.	*	939	32,283

			15,223,409

Household Durables—1.8%
Beazer Homes USA, Inc.	*	4,831	101,354
Cavco Industries, Inc.	*	1,545	131,788
CSS Industries, Inc.		1,140	30,062
D.R. Horton, Inc.		50,946	1,252,253
Dixie Group, Inc. (The)	*	2,409	25,511
Ethan Allen Interiors, Inc.		4,278	105,838
Flexsteel Industries, Inc.		839	27,981
Harman International Industries, Inc.		12,292	1,320,530
Helen of Troy Ltd. (Bermuda)	*	5,166	313,215
Hovnanian Enterprises, Inc., Class A	*†	21,157	108,959
Installed Building Products, Inc.	*	1,567	19,196
iRobot Corp.	*†	5,589	228,870
Jarden Corp.	*	22,997	1,364,872
KB Home	†	16,227	303,120
La-Z-Boy, Inc.		9,601	222,455
Leggett & Platt, Inc.		24,913	854,018
Lennar Corp., Class A		31,629	1,327,785
LGI Homes, Inc.	*	1,508	27,521
Libbey, Inc.	*	3,551	94,599
Lifetime Brands, Inc.		1,617	25,419
M/I Homes, Inc.	*	4,003	97,153
MDC Holdings, Inc.	†	6,738	204,094
Meritage Homes Corp.	*	6,808	287,366
NACCO Industries, Inc., Class A		829	41,947
New Home Co., Inc. (The)	*	1,400	19,782
NVR, Inc.	*	812	934,287
Ryland Group, Inc. (The)		8,217	324,078
Skullcandy, Inc.	*	3,066	22,228
Standard Pacific Corp.	*	28,766	247,388
Taylor Morrison Home Corp., Class A	*	6,556	146,985
Tempur Sealy International, Inc.	*	10,795	644,461
Toll Brothers, Inc.	*	31,887	1,176,630
TRI Pointe Homes, Inc.	*†	2,341	36,800

		Shares	Value
Tupperware Brands Corp.		9,106	$762,172
UCP, Inc., Class A	*	1,249	17,074
Universal Electronics, Inc.	*	3,125	152,750
WCI Communities, Inc.	*	1,099	21,222
William Lyon Homes, Class A	*	2,179	66,329

			13,088,092

Household Products—0.3%
Central Garden and Pet Co., Class A	*	6,906	63,535
Energizer Holdings, Inc.		11,061	1,349,774
Harbinger Group, Inc.	*	13,886	176,352
Oil-Dri Corp of America		764	23,356
Orchids Paper Products Co.		947	30,342
Spectrum Brands Holdings, Inc.		3,789	325,968
WD-40 Co.		2,756	207,306

			2,176,633

Independent Power and Renewable Electricity Producers—0.1%
Atlantic Power Corp.	†	20,459	83,882
Dynegy, Inc.	*	18,273	635,900
Ormat Technologies, Inc.	†	3,707	106,873
Pattern Energy Group, Inc.		6,662	220,579

			1,047,234

Industrial Conglomerates—0.2%
Carlisle Cos., Inc.		11,544	999,941
Raven Industries, Inc.		6,841	226,711

			1,226,652

Insurance—4.5%
Alleghany Corp.	*	2,956	1,295,083
Allied World Assurance Co. Holdings AG (Switzerland)		18,105	688,352
Ambac Financial Group, Inc.	*	7,905	215,886
American Equity Investment Life Holding Co.		12,306	302,728
American Financial Group, Inc.		13,115	781,129
American National Insurance Co.		1,400	159,880
AMERISAFE, Inc.		3,489	141,898
AmTrust Financial Services, Inc.	†	5,869	245,383
Arch Capital Group Ltd. (Bermuda)	*	24,089	1,383,672
Argo Group International Holdings Ltd. (Bermuda)		4,743	242,415
Arthur J. Gallagher & Co.		27,975	1,303,635
Aspen Insurance Holdings Ltd. (Bermuda)		12,135	551,172
Assurant, Inc.		12,876	844,022
Assured Guaranty Ltd. (Bermuda)		31,968	783,216
Atlas Financial Holdings, Inc.	*	1,852	28,076
Axis Capital Holdings Ltd. (Bermuda)		19,382	858,235
Baldwin & Lyons, Inc., Class B		1,792	46,484
Brown & Brown, Inc.		22,011	675,958
Citizens, Inc.	*†	8,606	63,684
CNO Financial Group, Inc.		39,158	697,012
Crawford & Co., Class B		3,596	36,248
Donegal Group, Inc., Class A		1,264	19,339
eHealth, Inc.	*	3,302	125,377
EMC Insurance Group, Inc.		1,041	32,042
Employers Holdings, Inc.		5,724	121,234

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2014 (Unaudited)

Vantagepoint Mid/Small Company Index Fund		Shares	Value
COMMON STOCKS—(Continued)
Endurance Specialty Holdings Ltd. (Bermuda)	†	7,682	$396,314
Enstar Group Ltd. (Bermuda)	*	1,557	234,687
Erie Indemnity Co., Class A		4,544	341,981
Everest Re Group Ltd. (Bermuda)		8,280	1,328,857
FBL Financial Group, Inc., Class A		1,304	59,984
Federated National Holding Co.		1,822	46,461
Fidelity & Guaranty Life		2,136	51,136
Fidelity National Financial, Inc., Class A		50,147	1,642,816
First American Financial Corp.		19,230	534,402
Genworth Financial, Inc., Class A	*	89,973	1,565,530
Global Indemnity plc (Ireland)	*	1,488	38,673
Greenlight Capital Re Ltd., Class A (Cayman Islands)	*	5,625	185,287
Hallmark Financial Services, Inc.	*	2,249	24,177
Hanover Insurance Group, Inc. (The)		8,274	522,503
HCC Insurance Holdings, Inc.		17,951	878,522
HCI Group, Inc.		1,491	60,535
Heritage Insurance Holdings, Inc.	*	1,150	17,492
Hilltop Holdings, Inc.	*	11,655	247,785
Horace Mann Educators Corp.		7,441	232,680
Independence Holding Co.		1,901	26,861
Infinity Property & Casualty Corp.		1,953	131,300
Kansas City Life Insurance Co.		423	19,238
Kemper Corp.		8,711	321,087
Maiden Holdings Ltd. (Bermuda)		8,262	99,888
Markel Corp.	*	2,515	1,648,935
MBIA, Inc.	*	27,028	298,389
Meadowbrook Insurance Group, Inc.		10,981	78,953
Mercury General Corp.		5,177	243,526
Montpelier Re Holdings Ltd. (Bermuda)		7,310	233,554
National General Holdings Corp.		5,714	99,424
National Interstate Corp.		1,051	29,449
National Western Life Insurance Co., Class A		368	91,783
Navigators Group, Inc. (The)	*	1,745	117,002
Old Republic International Corp.		46,989	777,198
OneBeacon Insurance Group Ltd., Class A		4,581	71,189
PartnerRe Ltd. (Bermuda)		9,079	991,518
Phoenix Cos., Inc. (The)	*	761	36,825
Platinum Underwriters Holdings Ltd. (Bermuda)		4,937	320,164
Primerica, Inc.		10,293	492,520
ProAssurance Corp.		11,196	497,102
Protective Life Corp.		14,435	1,000,779
Reinsurance Group of America, Inc.		12,437	981,279
RenaissanceRe Holdings Ltd. (Bermuda)		7,490	801,430
RLI Corp.		8,058	368,895
Safety Insurance Group, Inc.		2,194	112,728
Selective Insurance Group, Inc.		10,774	266,333
StanCorp Financial Group, Inc.		8,007	512,448
State Auto Financial Corp.		2,585	60,567
Stewart Information Services Corp.		4,371	135,545

		Shares	Value
Symetra Financial Corp.		13,661	$310,651
Third Point Reinsurance Ltd. (Bermuda)	*	9,549	145,718
United Fire Group, Inc.		3,518	103,148
United Insurance Holdings Corp.		2,677	46,205
Universal Insurance Holdings, Inc.		4,648	60,285
Validus Holdings Ltd. (Bermuda)		16,718	639,296
W.R. Berkley Corp.		18,045	835,664
White Mountains Insurance Group Ltd.		1,114	677,802

			33,736,660

Internet & Catalog Retail—0.5%
1-800-Flowers.com, Inc., Class A	*	6,281	36,430
Blue Nile, Inc.	*	2,444	68,432
Coupons.com, Inc.	*	1,942	51,094
FTD Cos., Inc.	*	3,867	122,932
Gaiam, Inc., Class A	*	2,600	19,968
Groupon, Inc.	*	85,059	563,091
HomeAway, Inc.	*	16,173	563,144
HSN, Inc.		5,985	354,551
Lands’ End, Inc.	*†	2,391	80,290
Liberty Ventures, Series A	*	13,320	983,016
Nutrisystem, Inc.		5,029	86,046
Orbitz Worldwide, Inc.	*	8,896	79,174
Overstock.com, Inc.	*	2,104	33,180
PetMed Express, Inc.	†	3,185	42,934
RetailMeNot, Inc.	*†	5,109	135,950
Shutterfly, Inc.	*	7,318	315,113
ValueVision Media, Inc., Class A	*	6,239	31,133
Vitacost.com, Inc.	*	5,941	37,191
zulily, Inc., Class A	*†	2,690	110,155

			3,713,824

Internet Software & Services—1.9%
Amber Road, Inc.	*	1,500	24,195
Angie’s List, Inc.	*†	7,000	83,580
AOL, Inc.	*	14,101	561,079
Bankrate, Inc.	*	11,716	205,499
Bazaarvoice, Inc.	*†	8,939	70,529
Benefitfocus, Inc.	*†	852	39,379
Blucora, Inc.	*	7,679	144,903
Borderfree, Inc.	*	1,000	16,570
Brightcove, Inc.	*	6,369	67,129
Carbonite, Inc.	*	1,699	20,337
Care.com, Inc.	*†	1,199	15,179
ChannelAdvisor Corp.	*	3,431	90,441
comScore, Inc.	*	6,168	218,841
Constant Contact, Inc.	*	5,890	189,128
Conversant, Inc.	*	11,874	301,600
Cornerstone OnDemand, Inc.	*	9,296	427,802
CoStar Group, Inc.	*	5,166	817,106
Cvent, Inc.	*†	2,992	87,037
Dealertrack Technologies, Inc.	*	9,430	427,556
Demand Media, Inc.	*	4,535	21,859
Demandware, Inc.	*	5,174	358,920
Dice Holdings, Inc.	*	6,835	52,014
Digital River, Inc.	*	5,786	89,278
E2open, Inc.	*†	3,978	82,225
EarthLink Holdings Corp.		20,557	76,472
Endurance International Group Holdings, Inc.	*†	3,650	55,809

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2014 (Unaudited)

Vantagepoint Mid/Small Company Index Fund		Shares	Value
COMMON STOCKS—(Continued)
Envestnet, Inc.	*	5,918	$289,509
Everyday Health, Inc.	*	1,300	24,024
Global Eagle Entertainment, Inc.	*	6,028	74,747
Gogo, Inc.	*†	9,173	179,424
GrubHub, Inc.	*	1,437	50,884
GTT Communications, Inc.	*	2,450	25,015
IAC/InterActiveCorp		13,363	925,121
Internap Network Services Corp.	*	8,121	57,253
Intralinks Holdings, Inc.	*	8,511	75,663
j2 Global, Inc.	†	8,665	440,702
Limelight Networks, Inc.	*	6,937	21,227
Liquidity Services, Inc.	*†	4,692	73,946
LivePerson, Inc.	*	8,795	89,269
LogMeIn, Inc.	*	4,468	208,298
Marchex, Inc., Class B		5,699	68,502
Marin Software, Inc.	*†	4,390	51,670
Marketo, Inc.	*†	4,239	123,270
Millennial Media, Inc.	*†	8,132	40,579
Monster Worldwide, Inc.	*	16,068	105,085
Move, Inc.	*	7,747	114,578
NIC, Inc.		12,220	193,687
OpenTable, Inc.	*	4,249	440,196
OPOWER, Inc.	*	1,300	24,505
Pandora Media, Inc.	*	35,721	1,053,770
Perficient, Inc.	*	5,746	111,875
Q2 Holdings, Inc.	*	1,700	24,242
QuinStreet, Inc.	*†	5,214	28,729
Rackspace Hosting, Inc.	*	20,338	684,577
RealNetworks, Inc.	*	4,328	33,023
Reis, Inc.		1,345	28,353
Rocket Fuel, Inc.	*†	3,037	94,420
SciQuest, Inc.	*	4,686	82,895
Shutterstock, Inc.	*†	2,575	213,674
SPS Commerce, Inc.	*	2,907	183,693
Stamps.com, Inc.	*	2,445	82,372
TechTarget, Inc.	*	2,374	20,939
Textura Corp.	*†	3,086	72,953
Travelzoo, Inc.	*	1,808	34,985
Tremor Video, Inc.	*†	1,209	5,706
TrueCar, Inc.	*	1,300	19,214
Trulia, Inc.	*†	6,461	306,122
Unwired Planet, Inc.	*	23,320	52,004
Vistaprint NV (Netherlands)	*	6,206	251,095
Web.com Group, Inc.	*	9,090	262,428
WebMD Health Corp.	*	6,734	325,252
Wix.com Ltd. (Israel)	*	1,393	27,637
XO Group, Inc.	*	5,737	70,106
Xoom Corp.	*	5,162	136,070
Yelp, Inc.	*	8,780	673,250
YuMe, Inc.	*	3,100	18,290
Zillow, Inc., Class A	*†	5,424	775,252
Zix Corp.	*	9,536	32,613

			13,947,160

IT Services—2.2%
Acxiom Corp.	*	13,925	302,033
Blackhawk Network Holdings, Inc.	*†	9,680	273,170
Booz Allen Hamilton Holding Corp.		12,490	265,288
Broadridge Financial Solutions, Inc.		21,826	908,835
CACI International, Inc., Class A	*	4,043	283,859

		Shares	Value
Cardtronics, Inc.	*	8,528	$290,634
Cass Information Systems, Inc.		2,024	100,147
CIBER, Inc.	*	14,012	69,219
Computer Task Group, Inc.		2,532	41,677
Convergys Corp.		18,752	402,043
CoreLogic, Inc.	*	16,573	503,156
CSG Systems International, Inc.		5,860	153,005
Datalink Corp.	*	4,947	49,470
DST Systems, Inc.		5,646	520,392
EPAM Systems, Inc.	*	6,101	266,919
Euronet Worldwide, Inc.	*	9,421	454,469
EVERTEC, Inc. (Puerto Rico)		11,166	270,664
ExlService Holdings, Inc.	*	5,570	164,036
Forrester Research, Inc.		2,455	92,995
Gartner, Inc.	*	16,220	1,143,834
Genpact Ltd. (Bermuda)	*	30,212	529,616
Global Cash Access Holdings, Inc.	*	13,203	117,507
Global Payments, Inc.		12,954	943,699
Hackett Group, Inc. (The)		2,748	16,406
Heartland Payment Systems, Inc.		6,660	274,459
Higher One Holdings, Inc.	*	7,479	28,495
iGATE Corp.	*	6,743	245,378
Information Services Group, Inc.	*	5,257	25,286
Jack Henry & Associates, Inc.		15,202	903,455
Leidos Holdings, Inc.		11,568	443,517
Lionbridge Technologies, Inc.	*	8,523	50,627
Luxoft Holding, Inc. (Switzerland)	*†	758	27,333
ManTech International Corp., Class A		4,079	120,412
MAXIMUS, Inc.		12,270	527,855
ModusLink Global Solutions, Inc.	*†	10,739	40,164
MoneyGram International, Inc.	*	4,578	67,434
NeuStar, Inc., Class A	*†	10,983	285,778
PRGX Global, Inc.	*	4,569	29,196
Sabre Corp.	*	7,277	145,904
Sapient Corp.	*	20,009	325,146
Science Applications International Corp.		7,547	333,276
ServiceSource International, Inc.	*†	9,931	57,600
Sykes Enterprises, Inc.	*	6,610	143,635
Syntel, Inc.	*	2,923	251,261
TeleTech Holdings, Inc.	*	3,175	92,043
Total System Services, Inc.		30,175	947,797
Unisys Corp.	*	8,649	213,976
Vantiv, Inc., Class A	*	21,636	727,402
VeriFone Systems, Inc.	*	19,798	727,576
Virtusa Corp.	*	4,567	163,499
WEX, Inc.	*	6,997	734,475

			16,096,052

Leisure Products—0.4%
Arctic Cat, Inc.		2,262	89,168
Black Diamond, Inc.	*†	3,789	42,513
Brunswick Corp.		16,326	687,814
Callaway Golf Co.		13,092	108,926
Escalade, Inc.		1,595	25,743
JAKKS Pacific, Inc.	*†	3,244	25,109
Johnson Outdoors, Inc., Class A		785	20,253
LeapFrog Enterprises, Inc.	*†	12,080	88,788
Malibu Boats, Inc., Class A	*	1,521	30,572
Marine Products Corp.		3,091	25,655

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2014 (Unaudited)

Vantagepoint Mid/Small Company Index Fund		Shares	Value
COMMON STOCKS—(Continued)
Nautilus, Inc.	*	4,916	$54,518
Polaris Industries, Inc.		11,813	1,538,525
Smith & Wesson Holding Corp.	*†	9,907	144,048
Sturm Ruger & Co., Inc.	†	3,706	218,691

			3,100,323

Life Sciences Tools & Services—1.1%
Accelerate Diagnostics, Inc.	*†	3,846	99,996
Affymetrix, Inc.	*†	13,418	119,554
Albany Molecular Research, Inc.	*	3,704	74,525
Bio-Rad Laboratories, Inc., Class A	*	3,700	442,927
Bruker Corp.	*	19,703	478,192
Cambrex Corp.	*	6,259	129,561
Charles River Laboratories International, Inc.	*	9,037	483,660
Covance, Inc.	*	10,126	866,583
Enzo Biochem, Inc.	*	5,500	28,875
Fluidigm Corp.	*	5,173	152,086
Furiex Pharmaceuticals, Inc.	*	1,264	134,212
Luminex Corp.	*	7,419	127,236
Mettler-Toledo International, Inc.	*	5,251	1,329,448
NanoString Technologies, Inc.	*	1,700	25,415
Pacific Biosciences of California, Inc.	*	7,617	47,073
PAREXEL International Corp.	*	10,270	542,667
PerkinElmer, Inc.		20,297	950,712
QIAGEN NV (Netherlands)	*	42,470	1,038,392
Quintiles Transnational Holdings, Inc.	*	9,629	513,129
Sequenom, Inc.	*†	20,997	81,258
Techne Corp.		6,895	638,270

			8,303,771

Machinery—4.6%
Accuride Corp.	*	5,687	27,809
Actuant Corp., Class A		12,806	442,703
AGCO Corp.		16,887	949,387
Alamo Group, Inc.		1,174	63,502
Albany International Corp., Class A		5,205	197,582
Allison Transmission Holdings, Inc.		22,972	714,429
Altra Industrial Motion Corp.		5,386	195,997
American Railcar Industries, Inc.	†	1,579	107,009
Astec Industries, Inc.		3,453	151,518
Barnes Group, Inc.		10,180	392,337
Blount International, Inc.	*	9,180	129,530
Briggs & Stratton Corp.		9,174	187,700
Chart Industries, Inc.	*	5,455	451,347
CIRCOR International, Inc.		3,375	260,314
CLARCOR, Inc.		8,916	551,455
Colfax Corp.	*	17,233	1,284,548
Columbus McKinnon Corp.		3,189	86,262
Commercial Vehicle Group, Inc.	*	3,138	31,505
Crane Co.		8,690	646,188
Donaldson Co., Inc.		25,690	1,087,201
Douglas Dynamics, Inc.		3,681	64,859
Dynamic Materials Corp.		3,125	69,156
Energy Recovery, Inc.	*†	6,998	34,430
EnPro Industries, Inc.	*	3,892	284,739

		Shares	Value
ESCO Technologies, Inc.		4,502	$155,949
ExOne Co. (The)	*†	1,694	67,116
Federal Signal Corp.		11,860	173,749
FreightCar America, Inc.		2,798	70,062
Global Brass & Copper Holdings, Inc.		3,564	60,232
Gorman-Rupp Co. (The)		3,896	137,801
Graco, Inc.		11,092	866,063
Graham Corp.		1,617	56,288
Greenbrier Cos., Inc. (The)	*	4,868	280,397
Harsco Corp.		14,896	396,680
Hurco Cos., Inc.		1,248	35,194
Hyster-Yale Materials Handling, Inc.		2,095	185,491
IDEX Corp.		14,502	1,170,891
ITT Corp.		16,137	776,190
John Bean Technologies Corp.		5,724	177,387
Joy Global, Inc.		17,322	1,066,689
Kadant, Inc.		2,468	94,895
Kennametal, Inc.		14,470	669,672
L.B. Foster Co., Class A		1,705	92,275
Lincoln Electric Holdings, Inc.		14,456	1,010,185
Lindsay Corp.	†	2,395	202,306
Lydall, Inc.	*	2,982	81,617
Manitex International, Inc.	*	1,949	31,652
Manitowoc Co., Inc. (The)		24,357	800,371
Meritor, Inc.	*	17,017	221,902
Middleby Corp. (The)	*	10,194	843,248
Miller Industries, Inc.		1,779	36,612
Mueller Industries, Inc.		9,973	293,306
Mueller Water Products, Inc., Class A		30,046	259,597
Navistar International Corp.	*	10,261	384,582
NN, Inc.		3,390	86,716
Nordson Corp.		11,641	933,492
Omega Flex, Inc.	†	488	9,575
Oshkosh Corp.		15,268	847,832
Proto Labs, Inc.	*	3,961	324,485
RBC Bearings, Inc.		4,314	276,312
Rexnord Corp.	*	12,603	354,774
Snap-on, Inc.		10,607	1,257,142
SPX Corp.		7,873	851,937
Standex International Corp.		2,170	161,622
Sun Hydraulics Corp.		4,279	173,727
Tennant Co.		3,191	243,537
Terex Corp.		20,136	827,590
Timken Co. (The)		14,628	992,363
Titan International, Inc.	†	8,071	135,754
Toro Co. (The)		10,162	646,303
TriMas Corp.	*	8,555	326,202
Trinity Industries, Inc.		27,853	1,217,733
Twin Disc, Inc.		1,926	63,654
Valmont Industries, Inc.	†	4,840	735,438
Wabash National Corp.	*	12,487	177,940
WABCO Holdings, Inc.	*	10,204	1,089,991
Wabtec Corp.		17,406	1,437,562
Watts Water Technologies, Inc., Class A		5,244	323,712
Woodward, Inc.		11,933	598,798
Xerium Technologies, Inc.	*	1,744	24,346
Xylem, Inc.		33,512	1,309,649

			34,538,092

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2014 (Unaudited)

Vantagepoint Mid/Small Company Index Fund		Shares	Value
COMMON STOCKS—(Continued)
Marine—0.3%
Baltic Trading Ltd.		7,920	$47,362
International Shipholding Corp.		724	16,594
Kirby Corp.	*	10,316	1,208,416
Matson, Inc.		7,325	196,603
Navios Maritime Holdings, Inc. (Greece)		12,773	129,263
Safe Bulkers, Inc. (Greece)		6,264	61,137
Scorpio Bulkers, Inc.	*	24,958	222,126
Ultrapetrol Bahamas Ltd. (Bahamas)	*	3,567	10,594

			1,892,095

Media—1.9%
A.H. Belo Corp., Class A		2,998	35,526
AMC Entertainment Holdings, Inc., Class A		3,960	98,485
AMC Networks, Inc., Class A	*	10,726	659,542
Cablevision Systems Corp., Class A	†	35,735	630,723
Carmike Cinemas, Inc.	*	3,868	135,883
CBS Outdoor Americas, Inc.		3,613	118,073
Central European Media Enterprises Ltd., Class A (Bermuda)	*†	9,570	26,987
Cinemark Holdings, Inc.		20,778	734,710
Clear Channel Outdoor Holdings, Inc., Class A		8,401	68,720
Crown Media Holdings, Inc., Class A	*	4,399	15,968
Cumulus Media, Inc., Class A	*	23,598	155,511
Daily Journal Corp.	*†	156	32,244
Dex Media, Inc.	*†	2,722	30,323
DreamWorks Animation SKG, Inc., Class A	*†	13,912	323,593
Entercom Communications Corp., Class A	*	3,975	42,652
Entravision Communications Corp., Class A		9,227	57,392
Eros International plc	*	3,152	47,816
EW Scripps Co. (The), Class A	*	5,253	111,153
Gannett Co., Inc.		41,351	1,294,700
Global Sources Ltd. (Bermuda)	*†	2,826	23,399
Gray Television, Inc.	*	10,278	134,950
Harte-Hanks, Inc.		7,272	52,286
Hemisphere Media Group, Inc.	*†	1,387	17,421
Interpublic Group of Cos., Inc. (The)		75,959	1,481,960
John Wiley & Sons, Inc., Class A		8,219	497,989
Journal Communications, Inc., Class A	*	9,165	81,294
Lamar Advertising Co., Class A		14,504	768,712
Lee Enterprises, Inc.	*	8,627	38,390
Lions Gate Entertainment Corp.	†	14,824	423,670
Live Nation Entertainment, Inc.	*	25,323	625,225
Loral Space & Communications, Inc.	*	2,438	177,218
Madison Square Garden Co. (The), Class A	*	10,994	686,575
Martha Stewart Living Omnimedia, Inc., Class A	*	6,601	31,025
McClatchy Co. (The), Class A	*	8,865	49,201

		Shares	Value
MDC Partners, Inc., Class A		6,503	$139,749
Media General, Inc.	*†	9,067	186,146
Meredith Corp.		6,486	313,663
Morningstar, Inc.		3,829	274,961
National CineMedia, Inc.		10,391	181,946
New Media Investment Group, Inc.	*	4,832	68,180
New York Times Co. (The), Class A		24,566	373,649
Nexstar Broadcasting Group, Inc., Class A		5,657	291,958
Radio One, Inc., Class D	*	4,000	19,720
Radio Unica Communications Corp.	*‡d	1,900	—
ReachLocal, Inc.	*†	2,912	20,471
Reading International, Inc., Class A	*	2,976	25,385
Regal Entertainment Group, Class A	†	15,242	321,606
Rentrak Corp.	*	2,166	113,607
Saga Communications, Inc., Class A		1,196	51,093
Salem Communications Corp., Class A		3,266	30,896
Scholastic Corp.		4,805	163,802
SFX Entertainment, Inc.	*†	7,447	60,321
Sinclair Broadcast Group, Inc., Class A		12,521	435,105
Sizmek, Inc.	*	5,674	54,073
Starz, Class A	*	17,046	507,800
Time, Inc.	*	18,230	441,531
World Wrestling Entertainment, Inc., Class A	†	4,743	56,584

			13,841,562

Metals & Mining—1.4%
AK Steel Holding Corp.	*†	23,237	184,967
Allegheny Technologies, Inc.		19,416	875,662
Allied Nevada Gold Corp.	*†	17,040	64,070
AM Castle & Co.	*	3,161	34,897
Ampco-Pittsburgh Corp.		986	22,619
Carpenter Technology Corp.		9,387	593,728
Century Aluminum Co.	*	9,652	151,343
Cliffs Natural Resources, Inc.	†	27,203	409,405
Coeur Mining, Inc.	*	19,056	174,934
Commercial Metals Co.		22,078	382,170
Compass Minerals International, Inc.		6,047	578,940
Globe Specialty Metals, Inc.		11,203	232,798
Gold Resource Corp.	†	6,352	32,141
Handy & Harman Ltd.	*	1,465	39,218
Haynes International, Inc.		2,542	143,852
Hecla Mining Co.		57,230	197,444
Horsehead Holding Corp.	*	8,467	154,607
Kaiser Aluminum Corp.		3,267	238,066
Materion Corp.		3,982	147,294
Molycorp, Inc.	*†	29,774	76,519
Noranda Aluminum Holding Corp.		4,196	14,812
Olympic Steel, Inc.		1,772	43,857
Reliance Steel & Aluminum Co.		14,182	1,045,355
Royal Gold, Inc.		11,742	893,801
RTI International Metals, Inc.	*	6,083	161,747

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2014 (Unaudited)

Vantagepoint Mid/Small Company Index Fund		Shares	Value
COMMON STOCKS—(Continued)
Schnitzer Steel Industries, Inc., Class A		4,380	$114,187
Steel Dynamics, Inc.		41,022	736,345
Stillwater Mining Co.	*	21,089	370,112
SunCoke Energy, Inc.	*	13,564	291,626
Tahoe Resources, Inc.	*†	15,705	411,471
United States Steel Corp.	†	26,042	678,134
Universal Stainless & Alloy Products, Inc.	*	947	30,759
US Silica Holdings, Inc.		9,020	500,069
Walter Energy, Inc.	†	10,993	59,912
Worthington Industries, Inc.		9,711	417,961

			10,504,822

Multiline Retail—0.3%
Big Lots, Inc.	*	10,482	479,027
Bon-Ton Stores, Inc. (The)	†	2,140	22,063
Burlington Stores, Inc.	*	4,870	155,158
Dillard’s, Inc., Class A		4,606	537,106
Fred’s, Inc., Class A		7,550	115,440
J.C. Penney Co., Inc.	*†	53,280	482,184
Sears Holdings Corp.	*†	5,086	203,237
Tuesday Morning Corp.	*	8,867	158,010

			2,152,225

Multi-Utilities—1.2%
Alliant Energy Corp.		20,041	1,219,695
Avista Corp.		11,016	369,256
Black Hills Corp.		7,951	488,112
CMS Energy Corp.		48,308	1,504,794
Integrys Energy Group, Inc.		14,345	1,020,360
MDU Resources Group, Inc.		34,755	1,219,901
NorthWestern Corp.		7,207	376,133
SCANA Corp.		25,237	1,358,003
TECO Energy, Inc.		40,061	740,327
Vectren Corp.		14,819	629,808

			8,926,389

Oil, Gas & Consumable Fuels—3.8%
Abraxas Petroleum Corp.	*	16,099	100,780
Adams Resources & Energy, Inc.		479	37,424
Alon USA Energy, Inc.		3,922	48,790
Alpha Natural Resources, Inc.	*†	42,685	158,361
American Eagle Energy Corp.	*	4,896	29,327
Amyris, Inc.	*†	6,091	22,719
Apco Oil and Gas International, Inc.	*	2,488	35,902
Approach Resources, Inc.	*†	6,656	151,291
Arch Coal, Inc.	†	37,708	137,634
Ardmore Shipping Corp. (Ireland)		2,905	40,176
Athlon Energy, Inc.	*	8,623	411,317
Bill Barrett Corp.	*	9,354	250,500
Bonanza Creek Energy, Inc.	*	5,506	314,888
BPZ Resources, Inc.	*†	27,149	83,619
Callon Petroleum Co.	*	8,345	97,219
Carrizo Oil & Gas, Inc.	*	8,354	578,598
Clayton Williams Energy, Inc.	*	1,014	139,293
Clean Energy Fuels Corp.	*†	11,637	136,386
Cloud Peak Energy, Inc.	*	11,802	217,393
Comstock Resources, Inc.		8,808	254,023
Contango Oil & Gas Co.	*	3,036	128,453
CVR Energy, Inc.		2,695	129,872

		Shares	Value
Delek US Holdings, Inc.		10,249	$289,329
Denbury Resources, Inc.		60,911	1,124,417
DHT Holdings, Inc. (Bermuda)		11,175	80,460
Diamondback Energy, Inc.	*	6,510	578,088
Dorian LPG Ltd.	*	1,178	27,082
Emerald Oil, Inc.	*†	9,095	69,577
Energen Corp.		13,272	1,179,615
Energy XXI Bermuda Ltd. (Bermuda)		16,321	385,665
EP Energy Corp., Class A	*†	6,635	152,937
Equal Energy Ltd.		5,695	30,867
Evolution Petroleum Corp.		2,183	23,904
EXCO Resources, Inc.	†	31,828	187,467
Forest Oil Corp.	*†	19,596	44,679
Frontline Ltd. (Bermuda)	*†	8,754	25,562
FX Energy, Inc.	*†	10,537	38,039
GasLog Ltd. (Monaco)		7,396	235,858
Gastar Exploration, Inc.	*	9,755	84,966
Golar LNG Ltd. (Bermuda)	†	8,340	501,234
Goodrich Petroleum Corp.	*†	6,111	168,664
Green Plains, Inc.		6,440	211,683
Gulfport Energy Corp.	*	15,328	962,598
Halcon Resources Corp.	*†	45,027	328,247
Hallador Energy Co.		3,197	30,339
Harvest Natural Resources, Inc.	*	6,776	33,812
Isramco, Inc.	*†	156	19,831
Jones Energy, Inc., Class A	*	1,795	36,797
Knightsbridge Tankers Ltd. (Bermuda)		4,827	68,495
Kodiak Oil & Gas Corp.	*	47,799	695,475
Kosmos Energy Ltd. (Bermuda)	*	19,857	222,994
Laredo Petroleum, Inc.	*	13,250	410,485
Magnum Hunter Resources Corp.	*	33,259	272,724
Matador Resources Co.	*	12,970	379,762
Midstates Petroleum Co., Inc.	*†	5,381	38,905
Miller Energy Resources, Inc.	*†	4,833	30,931
Navios Maritime Acq Corp. (Greece)		13,236	49,106
Newfield Exploration Co.	*	24,388	1,077,950
Nordic American Tankers Ltd. (Norway)	†	15,457	147,305
Northern Oil and Gas, Inc.	*†	12,515	203,869
Oasis Petroleum, Inc.	*	18,156	1,014,739
Pacific Ethanol, Inc.	*	3,263	49,891
Panhandle Oil and Gas, Inc., Class A		1,045	58,551
Parsley Energy, Inc., Class A	*	8,050	193,763
PBF Energy, Inc., Class A		11,527	307,195
PDC Energy, Inc.	*	6,343	400,560
Peabody Energy Corp.	†	48,924	799,907
Penn Virginia Corp.	*	11,487	194,705
PetroQuest Energy, Inc.	*	8,484	63,800
QEP Resources, Inc.		32,557	1,123,216
Quicksilver Resources, Inc.	*†	22,131	59,090
Renewable Energy Group, Inc.	*	5,827	66,836
Resolute Energy Corp.	*	11,308	97,701
REX American Resources Corp.	*	1,034	75,803
Rex Energy Corp.	*	9,028	159,886
Rice Energy, Inc.	*	9,450	287,752
Ring Energy, Inc.	*	2,998	52,315
Rosetta Resources, Inc.	*	11,412	625,948
RSP Permian, Inc.	*	4,334	140,595
Sanchez Energy Corp.	*†	8,008	301,021

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2014 (Unaudited)

Vantagepoint Mid/Small Company Index Fund		Shares	Value
COMMON STOCKS—(Continued)
SandRidge Energy, Inc.	*†	88,853	$635,299
Scorpio Tankers, Inc. (Monaco)		34,877	354,699
SemGroup Corp., Class A		7,738	610,141
Ship Finance International Ltd. (Norway)		10,743	199,712
SM Energy Co.		12,019	1,010,798
Solazyme, Inc.	*†	13,219	155,720
Stone Energy Corp.	*	9,408	440,200
Swift Energy Co.	*†	7,371	95,676
Synergy Resources Corp.	*	10,554	139,840
Targa Resources Corp.		6,682	932,607
Teekay Corp. (Bermuda)		8,007	498,436
Teekay Tankers Ltd., Class A (Bermuda)		9,900	42,471
TransAtlantic Petroleum Ltd.	*	3,643	41,494
Triangle Petroleum Corp.	*	11,688	137,334
Ultra Petroleum Corp.	*†	28,003	831,409
VAALCO Energy, Inc.	*	12,065	87,230
Vertex Energy, Inc.	*	2,000	19,420
W&T Offshore, Inc.		5,802	94,979
Warren Resources, Inc.	*	10,685	66,247
Western Refining, Inc.		10,072	378,204
Westmoreland Coal Co.	*	1,702	61,749
World Fuel Services Corp.		13,211	650,378
WPX Energy, Inc.	*	36,900	882,279

			28,393,279

Paper & Forest Products—0.4%
Boise Cascade Co.	*	6,570	188,165
Clearwater Paper Corp.	*	3,863	238,424
Deltic Timber Corp.		1,869	112,925
Domtar Corp. (Canada)		11,880	509,058
KapStone Paper and Packaging Corp.	*	15,462	512,256
Louisiana-Pacific Corp.	*	25,478	382,680
Neenah Paper, Inc.		2,742	145,737
P.H. Glatfelter Co.		8,163	216,564
Resolute Forest Products, Inc. (Canada)	*	13,110	219,986
Schweitzer-Mauduit International, Inc.		5,613	245,064
Wausau Paper Corp.		7,822	84,634

			2,855,493

Personal Products—0.5%
Avon Products, Inc.		75,200	1,098,672
Coty, Inc., Class A		11,258	192,849
Elizabeth Arden, Inc.	*	4,409	94,441
Female Health Co. (The)	†	5,170	28,487
Herbalife Ltd.	†	14,670	946,802
IGI Laboratories, Inc.	*	4,628	24,575
Inter Parfums, Inc.		2,745	81,115
Medifast, Inc.	*	2,861	87,003
Nature’s Sunshine Products, Inc.		1,727	29,307
Nu Skin Enterprises, Inc., Class A		10,792	798,176
Nutraceutical International Corp.	*	1,355	32,330
Revlon, Inc., Class A	*	1,782	54,351
Synutra International, Inc.	*†	2,931	19,667
USANA Health Sciences, Inc.	*†	1,221	95,409

			3,583,184

		Shares	Value
Pharmaceuticals—1.3%
AcelRx Pharmaceuticals, Inc.	*†	5,622	$57,625
Achaogen, Inc.	*	1,150	16,054
Aerie Pharmaceuticals, Inc.	*	1,295	32,077
Akorn, Inc.	*	11,054	367,545
Alimera Sciences, Inc.	*†	2,748	16,433
Ampio Pharmaceuticals, Inc.	*†	7,534	62,909
ANI Pharmaceuticals, Inc.	*	1,107	38,125
Aratana Therapeutics, Inc.	*†	4,040	63,064
Auxilium Pharmaceuticals, Inc.	*†	9,100	182,546
AVANIR Pharmaceuticals, Inc., Class A	*	28,713	161,941
BioDelivery Sciences International, Inc.	*	5,383	64,973
Bio-Path Holdings, Inc.	*	11,813	36,030
Cempra, Inc.	*†	4,933	52,931
Corcept Therapeutics, Inc.	*†	9,895	27,706
Depomed, Inc.	*	11,672	162,241
Endocyte, Inc.	*†	5,585	36,805
Horizon Pharma, Inc.	*†	10,579	167,360
Impax Laboratories, Inc.	*	12,102	362,939
Intra-Cellular Therapies, Inc.	*	2,752	46,399
Jazz Pharmaceuticals plc	*	10,499	1,543,458
Lannett Co., Inc.	*	4,522	224,382
Mallinckrodt plc	*	9,980	798,600
Medicines Co. (The)	*	12,102	351,684
Nektar Therapeutics	*	21,871	280,386
Omeros Corp.	*†	4,721	82,145
Pacira Pharmaceuticals, Inc.	*	6,269	575,870
Pain Therapeutics, Inc.	*	6,124	35,213
Pernix Therapeutics Holdings, Inc.	*†	2,943	26,428
Phibro Animal Health Corp., Class A	*	2,360	51,802
Pozen, Inc.	*	5,088	42,383
Prestige Brands Holdings, Inc.	*	9,444	320,057
Questcor Pharmaceuticals, Inc.	†	10,772	996,302
Relypsa, Inc.	*	2,823	68,655
Repros Therapeutics, Inc.	*†	4,662	80,653
Revance Therapeutics, Inc.	*	1,284	43,656
Sagent Pharmaceuticals, Inc.	*	4,122	106,595
Salix Pharmaceuticals Ltd.	*	11,316	1,395,829
SciClone Pharmaceuticals, Inc.	*	10,639	55,961
Sucampo Pharmaceuticals, Inc., Class A	*†	1,783	12,303
Supernus Pharmaceuticals, Inc.	*†	3,172	34,733
Tetraphase Pharmaceuticals, Inc.	*	3,738	50,426
TherapeuticsMD, Inc.	*†	18,397	81,315
Theravance Biopharma, Inc. (Cayman Islands)	*†	3,979	126,851
Theravance, Inc.	*†	13,928	414,776
VIVUS, Inc.	*†	18,805	100,043
XenoPort, Inc.	*	8,506	41,084
Zogenix, Inc.	*†	22,351	44,925

			9,942,218

Professional Services—1.4%
Acacia Research Corp.	†	8,726	154,887
Advisory Board Co. (The)	*	6,712	347,682
Barrett Business Services, Inc.		1,514	71,158
CBIZ, Inc.	*	5,180	46,775
CDI Corp.		2,129	30,679

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2014 (Unaudited)

Vantagepoint Mid/Small Company Index Fund		Shares	Value
COMMON STOCKS—(Continued)
Corporate Executive Board Co. (The)		6,047	$412,526
CRA International, Inc.	*	1,427	32,892
Dun & Bradstreet Corp. (The)		6,651	732,940
Equifax, Inc.		21,986	1,594,865
Exponent, Inc.		2,633	195,132
Franklin Covey Co.	*	1,232	24,800
FTI Consulting, Inc.	*	7,311	276,502
GP Strategies Corp.	*	2,402	62,164
Heidrick & Struggles International, Inc.		3,000	55,500
Hill International, Inc.	*	4,200	26,166
Huron Consulting Group, Inc.	*	4,091	289,725
ICF International, Inc.	*	3,982	140,804
Insperity, Inc.		3,965	130,845
Kelly Services, Inc., Class A		4,508	77,402
Kforce, Inc.		4,412	95,520
Korn/Ferry International	*	8,532	250,585
Manpowergroup, Inc.		14,286	1,212,167
Mistras Group, Inc.	*	3,345	82,019
Navigant Consulting, Inc.	*	10,052	175,407
On Assignment, Inc.	*	9,553	339,800
Paylocity Holding Corp.	*	1,348	29,157
Pendrell Corp.	*	26,471	46,589
Resources Connection, Inc.		6,845	89,738
Robert Half International, Inc.		24,672	1,177,841
RPX Corp.	*	9,075	161,081
Towers Watson & Co., Class A		11,794	1,229,289
TriNet Group, Inc.	*	2,531	60,921
TrueBlue, Inc.	*	7,816	215,487
VSE Corp.		653	45,919
WageWorks, Inc.	*	6,123	295,190

			10,210,154

Real Estate Investment Trusts (REITs)—8.1%
Acadia Realty Trust REIT		10,332	290,226
AG Mortgage Investment Trust, Inc. REIT		4,573	86,567
Agree Realty Corp. REIT		2,737	82,740
Alexander’s, Inc. REIT		383	141,507
Alexandria Real Estate Equities, Inc. REIT		12,968	1,006,836
Altisource Residential Corp. REIT (Virgin Islands, U.S.)		10,276	267,484
American Assets Trust, Inc. REIT		6,527	225,508
American Campus Communities, Inc. REIT		18,821	719,715
American Capital Mortgage Investment Corp. REIT		9,452	189,229
American Homes 4 Rent, Class A REIT		23,494	417,253
American Realty Capital Healthcare Trust, Inc. REIT		27,256	296,818
American Residential Properties, Inc. REIT	*	5,398	101,213
AmREIT, Inc. REIT		4,135	75,671
Anworth Mortgage Asset Corp. REIT		27,380	141,281
Apartment Investment & Management Co., Class A REIT		26,426	852,767
Apollo Commercial Real Estate Finance, Inc. REIT		6,767	111,588

		Shares	Value
Apollo Residential Mortgage, Inc. REIT		5,862	$98,013
Ares Commercial Real Estate Corp. REIT		4,696	58,277
Armada Hoffler Properties, Inc. REIT		3,047	29,495
ARMOUR Residential REIT, Inc. REIT		66,344	287,270
Ashford Hospitality Prime, Inc. REIT		4,345	74,560
Ashford Hospitality Trust, Inc. REIT		10,729	123,813
Associated Estates Realty Corp. REIT		11,260	202,905
Aviv REIT, Inc. REIT		3,350	94,370
BioMed Realty Trust, Inc. REIT		34,285	748,442
Brandywine Realty Trust REIT		29,584	461,510
Brixmor Property Group, Inc. REIT		8,181	187,754
Camden Property Trust REIT		15,592	1,109,371
Campus Crest Communities, Inc. REIT		10,695	92,619
Capstead Mortgage Corp. REIT	†	17,141	225,404
CareTrust REIT, Inc. REIT	*	3,393	67,181
CatchMark Timber Trust, Inc., Class A REIT	†	2,241	30,634
CBL & Associates Properties, Inc. REIT		29,313	556,947
Cedar Realty Trust, Inc. REIT		13,395	83,719
Chambers Street Properties REIT		41,610	334,544
Chatham Lodging Trust REIT		4,254	93,163
Chesapeake Lodging Trust REIT		8,489	256,622
Chimera Investment Corp. REIT		184,876	589,754
Colony Financial, Inc. REIT		17,260	400,777
Columbia Property Trust, Inc. REIT		20,999	546,184
CommonWealth REIT REIT		22,203	584,383
CoreSite Realty Corp. REIT		3,409	112,736
Corporate Office Properties Trust REIT		16,231	451,384
Corrections Corp. of America REIT		20,799	683,247
Cousins Properties, Inc. REIT		35,136	437,443
CubeSmart REIT		25,938	475,184
CyrusOne, Inc. REIT		3,038	75,646
CYS Investments, Inc. REIT		31,116	280,666
DCT Industrial Trust, Inc. REIT		57,053	468,405
DDR Corp. REIT		54,771	965,613
DiamondRock Hospitality Co. REIT		34,898	447,392
Douglas Emmett, Inc. REIT		25,769	727,201
Duke Realty Corp. REIT		59,512	1,080,738
DuPont Fabros Technology, Inc. REIT		11,161	300,901
Dynex Capital, Inc. REIT		9,171	81,163
EastGroup Properties, Inc. REIT		5,650	362,900
Education Realty Trust, Inc. REIT		21,399	229,825
Empire State Realty Trust, Inc., Class A REIT		16,194	267,201
EPR Properties REIT		9,704	542,163

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2014 (Unaudited)

Vantagepoint Mid/Small Company Index Fund		Shares	Value
COMMON STOCKS—(Continued)
Equity Lifestyle Properties, Inc. REIT		14,934	$659,485
Equity One, Inc. REIT		10,911	257,391
Excel Trust, Inc. REIT		7,788	103,814
Extra Space Storage, Inc. REIT		20,388	1,085,661
Federal Realty Investment Trust REIT		11,813	1,428,428
FelCor Lodging Trust, Inc. REIT		23,021	241,951
First Industrial Realty Trust, Inc. REIT		20,382	383,997
First Potomac Realty Trust REIT		11,442	150,119
Franklin Street Properties Corp. REIT		16,006	201,355
Gaming and Leisure Properties, Inc. REIT		15,341	521,134
Geo Group, Inc. (The) REIT		13,484	481,783
Getty Realty Corp. REIT		4,999	95,381
Gladstone Commercial Corp. REIT		2,393	42,763
Glimcher Realty Trust REIT		25,248	273,436
Government Properties Income Trust REIT		10,092	256,236
Gramercy Property Trust, Inc. REIT	†	20,083	121,502
Hannon Armstrong Sustainable
Infrastructure Capital, Inc. REIT		2,349	33,685
Hatteras Financial Corp. REIT		17,686	350,360
Healthcare Realty Trust, Inc. REIT		18,090	459,848
Healthcare Trust of America, Inc., Class A REIT		40,271	484,863
Hersha Hospitality Trust REIT		37,283	250,169
Highwoods Properties, Inc. REIT		16,189	679,129
Home Properties, Inc. REIT		10,439	667,678
Hospitality Properties Trust REIT		26,883	817,243
Hudson Pacific Properties, Inc. REIT		9,712	246,102
Inland Real Estate Corp. REIT		16,167	171,855
Invesco Mortgage Capital, Inc. REIT		22,557	391,590
Investors Real Estate Trust REIT		18,364	169,132
iStar Financial, Inc. REIT	*	16,514	247,380
Kilroy Realty Corp. REIT		14,674	913,897
Kite Realty Group Trust REIT		23,613	144,984
LaSalle Hotel Properties REIT		18,697	659,817
Lexington Realty Trust REIT		36,506	401,931
Liberty Property Trust REIT		26,167	992,514
LTC Properties, Inc. REIT		6,423	250,754
Mack-Cali Realty Corp. REIT		16,724	359,232
Medical Properties Trust, Inc. REIT		30,549	404,469
MFA Financial, Inc. REIT		65,517	537,895
Mid-America Apartment Communities, Inc. REIT		13,795	1,007,725
Monmouth Real Estate Investment Corp., Class A REIT		7,811	78,422
National Health Investors, Inc. REIT		5,858	366,476
National Retail Properties, Inc. REIT		21,410	796,238
New Residential Investment Corp. REIT		46,548	293,252

		Shares	Value
New York Mortgage Trust, Inc. REIT	†	15,834	$123,664
New York REIT, Inc. REIT		28,430	314,436
NorthStar Realty Finance Corp. REIT		66,312	1,152,503
Omega Healthcare Investors, Inc. REIT	†	21,971	809,851
One Liberty Properties, Inc. REIT		1,927	41,122
Owens Realty Mortgage, Inc. REIT		1,733	33,707
Parkway Properties, Inc. REIT		12,535	258,848
Pebblebrook Hotel Trust REIT		10,932	404,047
Pennsylvania Real Estate Investment Trust REIT		13,304	250,381
PennyMac Mortgage Investment Trust REIT		13,445	294,983
Physicians Realty Trust REIT		5,794	83,376
Piedmont Office Realty Trust, Inc., Class A REIT		28,776	545,017
Post Properties, Inc. REIT		9,776	522,625
Potlatch Corp. REIT		7,237	299,612
PS Business Parks, Inc. REIT		3,550	296,390
QTS Realty Trust, Inc., Class A REIT		2,361	67,595
RAIT Financial Trust REIT	†	13,669	113,043
Ramco-Gershenson Properties Trust REIT		11,486	190,897
Rayonier, Inc. REIT		22,897	813,988
Redwood Trust, Inc. REIT	†	14,817	288,487
Regency Centers Corp. REIT		16,611	924,900
Resource Capital Corp. REIT		25,000	140,750
Retail Opportunity Investments Corp. REIT		14,126	222,202
Retail Properties of America, Inc., Class A REIT		40,536	623,444
Rexford Industrial Realty, Inc. REIT		4,882	69,520
RLJ Lodging Trust REIT		23,764	686,542
Rouse Properties, Inc. REIT	†	6,437	110,137
Ryman Hospitality Properties, Inc. REIT		8,002	385,296
Sabra Health Care REIT, Inc. REIT		8,455	242,743
Saul Centers, Inc. REIT		1,580	76,788
Select Income REIT REIT		6,360	188,510
Senior Housing Properties Trust REIT		35,598	864,675
Silver Bay Realty Trust Corp. REIT		6,492	105,949
Sovran Self Storage, Inc. REIT		5,793	447,509
Spirit Realty Capital, Inc. REIT		72,193	820,112
STAG Industrial, Inc. REIT		8,311	199,547
Starwood Property Trust, Inc. REIT		40,137	954,057
Starwood Waypoint Residential Trust REIT	*	7,249	189,996
Strategic Hotels & Resorts, Inc. REIT	*	43,183	505,673
Summit Hotel Properties, Inc. REIT		13,292	140,895
Sun Communities, Inc. REIT		6,851	341,454
Sunstone Hotel Investors, Inc. REIT		33,780	504,335

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2014 (Unaudited)

Vantagepoint Mid/Small Company Index Fund		Shares	Value
COMMON STOCKS—(Continued)
Tanger Factory Outlet Centers, Inc. REIT		17,012	$594,910
Taubman Centers, Inc. REIT		11,557	876,136
Terreno Realty Corp. REIT		5,103	98,641
Trade Street Residential, Inc. REIT		3,200	23,968
Two Harbors Investment Corp. REIT		65,526	686,712
UMH Properties, Inc. REIT		3,071	30,802
Universal Health Realty Income Trust REIT		2,317	100,743
Urstadt Biddle Properties, Inc., Class A REIT		4,932	102,980
Washington Prime Group, Inc. REIT	*	25,900	485,366
Washington Real Estate Investment Trust REIT		12,190	316,696
Weingarten Realty Investors REIT		22,003	722,579
Western Asset Mortgage Capital Corp. REIT		6,991	99,063
Whitestone REIT REIT		5,035	75,072
Winthrop Realty Trust REIT		5,324	81,723
WP Carey, Inc. REIT		17,218	1,108,839

			59,868,834

Real Estate Management & Development—0.7%
Alexander & Baldwin, Inc.		8,598	356,387
Altisource Asset Management Corp. (Virgin Islands, U.S.)	*	227	164,135
Altisource Portfolio Solutions SA (Luxembourg)	*	2,349	269,149
AV Homes, Inc.	*	1,495	24,443
Consolidated-Tomoka Land Co.		1,195	54,851
Forest City Enterprises, Inc., Class A	*	28,370	563,712
Forestar Group, Inc.	*	6,325	120,744
Howard Hughes Corp. (The)	*	7,258	1,145,530
Jones Lang LaSalle, Inc.		8,002	1,011,373
Kennedy-Wilson Holdings, Inc.		12,702	340,668
RE/MAX Holdings, Inc., Class A		1,946	57,582
Realogy Holdings Corp.	*	25,699	969,109
St. Joe Co. (The)	*	11,647	296,183
Tejon Ranch Co.	*	2,591	83,404

			5,457,270

Road & Rail—1.0%
AMERCO		1,307	380,023
ArcBest Corp.		4,426	192,575
Avis Budget Group, Inc.	*	18,947	1,130,946
Celadon Group, Inc.		4,371	93,190
Con-way, Inc.		10,630	535,858
Genesee & Wyoming, Inc., Class A	*	9,191	965,055
Heartland Express, Inc.		8,826	188,347
Knight Transportation, Inc.		10,752	255,575
Landstar System, Inc.		8,364	535,296
Marten Transport Ltd.		3,709	82,896
Old Dominion Freight Line, Inc.	*	11,411	726,653
PAM Transportation Services, Inc.	*	530	14,819
Patriot Transportation Holding, Inc.	*	1,038	36,299
Quality Distribution, Inc.	*	4,707	69,946

		Shares	Value
Roadrunner Transportation Systems, Inc.	*	4,782	$134,374
Ryder System, Inc.		9,570	843,021
Saia, Inc.	*	4,169	183,144
Swift Transportation Co.	*	15,398	388,492
Universal Truckload Services, Inc.		1,615	40,956
USA Truck, Inc.	*	1,050	19,520
Werner Enterprises, Inc.		8,408	222,896
YRC Worldwide, Inc.	*†	4,925	138,442

			7,178,323

Semiconductors & Semiconductor Equipment—2.7%
Advanced Energy Industries, Inc.	*	7,214	138,870
Advanced Micro Devices, Inc.	*†	109,329	458,089
Alpha & Omega Semiconductor Ltd.	*	2,749	25,483
Ambarella, Inc.	*†	4,941	154,060
Amkor Technology, Inc.	*	12,795	143,048
Applied Micro Circuits Corp.	*	14,794	159,923
Atmel Corp.	*	77,240	723,739
Audience, Inc.	*	1,525	18,239
Axcelis Technologies, Inc.	*	20,883	41,766
Brooks Automation, Inc.		11,493	123,780
Cabot Microelectronics Corp.	*	4,276	190,923
Cascade Microtech, Inc.	*	2,057	28,099
Cavium, Inc.	*	9,223	458,014
CEVA, Inc.	*	3,801	56,141
Cirrus Logic, Inc.	*†	11,941	271,538
Cohu, Inc.		4,103	43,902
Cree, Inc.	*	21,814	1,089,609
Cypress Semiconductor Corp.	*†	28,584	311,851
Diodes, Inc.	*	6,143	177,901
DSP Group, Inc.	*	4,251	36,091
Entegris, Inc.	*	25,104	345,054
Entropic Communications, Inc.	*	14,187	47,243
Exar Corp.	*	7,230	81,699
Fairchild Semiconductor International, Inc.	*	22,593	352,451
First Solar, Inc.	*	13,059	927,973
FormFactor, Inc.	*	11,437	95,156
Freescale Semiconductor Ltd.	*	18,107	425,514
GT Advanced Technologies, Inc.	*†	24,123	448,688
Hittite Microwave Corp.		5,628	438,703
Inphi Corp.	*	4,292	63,007
Integrated Device Technology, Inc.	*	24,178	373,792
Integrated Silicon Solution, Inc.	*	4,746	70,098
International Rectifier Corp.	*	12,910	360,189
Intersil Corp., Class A		24,427	365,184
IXYS Corp.		5,795	71,394
Kopin Corp.	*	10,484	34,178
Lattice Semiconductor Corp.	*	22,371	184,561
M/A-COM Technology Solutions Holdings, Inc.	*	1,263	28,392
MaxLinear, Inc., Class A	*	3,663	36,886
Micrel, Inc.		9,918	111,875
Microsemi Corp.	*	17,114	457,971
MKS Instruments, Inc.		9,243	288,751
Monolithic Power Systems, Inc.		7,140	302,379
Nanometrics, Inc.	*	3,660	66,795
NVE Corp.	*	771	42,860

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2014 (Unaudited)

Vantagepoint Mid/Small Company Index Fund		Shares	Value
COMMON STOCKS—(Continued)
OmniVision Technologies, Inc.	*	9,688	$212,942
ON Semiconductor Corp.	*	80,877	739,216
PDF Solutions, Inc.	*	4,882	103,596
Peregrine Semiconductor Corp.	*†	4,359	29,903
Pericom Semiconductor Corp.	*	5,204	47,044
Photronics, Inc.	*	11,167	96,036
PLX Technology, Inc.	*	8,946	57,881
PMC-Sierra, Inc.*		31,707	241,290
Power Integrations, Inc.		5,526	317,966
QuickLogic Corp.	*	8,878	45,899
Rambus, Inc.	*	19,622	280,595
RF Micro Devices, Inc.	*	51,143	490,461
Rubicon Technology, Inc.	*†	5,126	44,853
Rudolph Technologies, Inc.	*	5,424	53,589
Semtech Corp.	*	12,745	333,282
Silicon Image, Inc.	*	13,062	65,832
Silicon Laboratories, Inc.	*	7,587	373,660
Skyworks Solutions, Inc.		33,983	1,595,842
Spansion, Inc., Class A	*	10,652	224,438
SunEdison, Inc.	*	48,304	1,091,670
SunPower Corp.	*†	7,788	319,152
Synaptics, Inc.	*	6,375	577,830
Teradyne, Inc.	†	35,663	698,995
Tessera Technologies, Inc.		9,124	201,458
TriQuint Semiconductor, Inc.	*	29,443	465,494
Ultra Clean Holdings, Inc.	*	3,668	33,195
Ultratech, Inc.	*	4,638	102,871
Veeco Instruments, Inc.	*†	6,762	251,952
Vitesse Semiconductor Corp.	*	7,754	26,751
Xcerra Corp.	*	8,847	80,508

			19,876,060

Software—3.8%
A10 Networks, Inc.	*	2,048	27,238
ACI Worldwide, Inc.	*	6,859	382,938
Actuate Corp.	*	9,173	43,755
Advent Software, Inc.		8,893	289,645
American Software, Inc., Class A		3,570	35,272
ANSYS, Inc.	*	16,856	1,278,022
Aspen Technology, Inc.	*	16,834	781,098
AVG Technologies NV (Netherlands)	*	5,989	120,559
Barracuda Networks, Inc.	*†	698	21,652
Blackbaud, Inc.		8,708	311,224
Bottomline Technologies de, Inc.	*	7,299	218,386
BroadSoft, Inc.	*	4,735	124,957
Cadence Design Systems, Inc.	*	50,936	890,871
Callidus Software, Inc.	*	7,373	88,034
Cinedigm Corp., Class A	*	12,318	30,672
CommVault Systems, Inc.	*	8,682	426,894
Compuware Corp.		40,292	402,517
Comverse, Inc.	*	3,789	101,091
Concur Technologies, Inc.	*	8,422	786,110
Covisint Corp.	*	1,233	5,992
Cyan, Inc.	*	1,292	5,207
Digimarc Corp.		993	32,372
Ebix, Inc.	†	6,537	93,545
Ellie Mae, Inc.	*†	5,388	167,728
EnerNOC, Inc.	*	4,402	83,418
Epiq Systems, Inc.		6,758	94,950
ePlus, Inc.	*†	596	34,687
FactSet Research Systems, Inc.	†	7,628	917,496
Fair Isaac Corp.		6,197	395,121

		Shares	Value
FireEye, Inc.	*†	14,375	$582,906
FleetMatics Group plc (Ireland)	*	6,374	206,135
Fortinet, Inc.	*	25,484	640,413
Gigamon, Inc.	*†	4,019	76,924
Glu Mobile, Inc.	*	15,011	75,055
Guidance Software, Inc.	*†	2,669	24,341
Guidewire Software, Inc.	*	11,797	479,666
Imperva, Inc.	*	3,842	100,584
Infoblox, Inc.	*	9,035	118,810
Informatica Corp.	*	19,525	696,066
Interactive Intelligence Group, Inc.	*	3,089	173,386
Jive Software, Inc.	*†	6,532	55,587
Kofax Ltd.	*	11,944	102,718
Manhattan Associates, Inc.	*	13,673	470,761
Mavenir Systems, Inc.	*	940	14,241
Mentor Graphics Corp.		17,566	378,899
MICROS Systems, Inc.	*	13,510	917,329
MicroStrategy, Inc., Class A	*	1,565	220,070
Model N, Inc.	*	1,301	14,376
Monotype Imaging Holdings, Inc.		7,430	209,303
NetScout Systems, Inc.	*	6,836	303,108
NetSuite, Inc.	*	7,341	637,786
Nuance Communications, Inc.	*	47,109	884,236
Park City Group, Inc.	*	1,600	17,424
Paycom Software, Inc.	*	1,100	16,049
Pegasystems, Inc.		5,938	125,411
Progress Software Corp.	*	9,932	238,765
Proofpoint, Inc.	*	6,418	240,418
PROS Holdings, Inc.	*	3,855	101,926
PTC, Inc.	*	21,641	839,671
QAD, Inc., Class A		986	21,022
Qlik Technologies, Inc.	*	15,331	346,787
Qualys, Inc.	*	3,457	88,741
Rally Software Development Corp.	*	4,111	44,769
RealPage, Inc.	*	8,084	181,728
Rosetta Stone, Inc.	*	2,755	26,779
Rovi Corp.	*	17,493	419,132
Rubicon Project, Inc. (The)	*	1,350	17,334
Sapiens International Corp. NV (Israel)	*	3,979	31,832
SeaChange International, Inc.	*	5,522	44,231
ServiceNow, Inc.	*	25,178	1,560,029
Silver Spring Networks, Inc.	*	5,731	76,394
SolarWinds, Inc.	*	12,044	465,621
Solera Holdings, Inc.		12,396	832,391
Splunk, Inc.	*	20,885	1,155,567
SS&C Technologies Holdings, Inc.	*	12,033	532,099
Synchronoss Technologies, Inc.	*	6,172	215,773
Synopsys, Inc.	*	27,755	1,077,449
Tableau Software, Inc., Class A	*	6,330	451,519
Take-Two Interactive Software, Inc.	*	17,446	387,999
Tangoe, Inc.	*	6,522	98,221
TeleCommunication Systems, Inc., Class A	*	7,640	25,136
TeleNav, Inc.	*	4,267	24,279
TIBCO Software, Inc.	*	29,526	595,539
TiVo, Inc.	*	20,786	268,347
Tyler Technologies, Inc.	*	5,903	538,413
Ultimate Software Group, Inc. (The)	*	4,977	687,672

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2014 (Unaudited)

Vantagepoint Mid/Small Company Index Fund		Shares	Value
COMMON STOCKS—(Continued)
Varonis Systems, Inc.	*	985	$28,575
VASCO Data Security International, Inc.	*	4,225	49,010
Verint Systems, Inc.	*	9,660	473,823
VirnetX Holding Corp.	*†	7,740	136,301
Vringo, Inc.	*†	10,670	36,491
Zendesk, Inc.	*	1,829	31,788
Zynga, Inc., Class A	*	127,584	409,545

			28,534,151

Specialty Retail—3.4%
Aaron’s, Inc.		11,702	417,059
Abercrombie & Fitch Co., Class A	†	13,404	579,723
Aeropostale, Inc.	*†	13,291	46,386
American Eagle Outfitters, Inc.	†	36,160	405,715
America’s Car-Mart, Inc.	*	1,569	62,054
ANN, Inc.	*	8,527	350,801
Asbury Automotive Group, Inc.	*	5,664	389,343
Ascena Retail Group, Inc.	*	24,015	410,656
AutoNation, Inc.	*	12,631	753,818
Barnes & Noble, Inc.	*	8,200	186,878
bebe stores, Inc.		8,935	27,252
Big 5 Sporting Goods Corp.		4,027	49,411
Brown Shoe Co., Inc.		8,500	243,185
Buckle, Inc. (The)	†	5,434	241,052
Build-A-Bear Workshop, Inc.	*	1,985	26,520
Cabela’s, Inc.	*†	8,549	533,458
Cato Corp. (The), Class A		4,713	145,632
Chico’s FAS, Inc.		27,602	468,130
Children’s Place, Inc. (The)	†	4,359	216,337
Christopher & Banks Corp.	*	5,820	50,983
Citi Trends, Inc.	*	3,282	70,432
Conn’s, Inc.	*†	4,892	241,616
Container Store Group, Inc.(The)	*†	2,409	66,922
CST Brands, Inc.		13,280	458,160
Destination Maternity Corp.		2,707	61,638
Destination XL Group, Inc.	*	8,855	48,791
Dick’s Sporting Goods, Inc.		17,338	807,257
DSW, Inc., Class A		13,331	372,468
Express, Inc.	*	16,183	275,596
Finish Line, Inc. (The), Class A		8,628	256,597
Five Below, Inc.	*†	9,346	372,999
Foot Locker, Inc.		26,191	1,328,408
Francesca’s Holdings Corp.	*†	8,927	131,584
GameStop Corp., Class A		20,643	835,422
Genesco, Inc.	*	4,586	376,648
GNC Holdings, Inc., Class A		16,762	571,584
Group 1 Automotive, Inc.		4,050	341,456
Guess?, Inc.		10,532	284,364
Haverty Furniture Cos., Inc.		3,359	84,412
hhgregg, Inc.	*†	2,033	20,676
Hibbett Sports, Inc.	*†	4,967	269,062
Kirkland’s, Inc.	*	2,193	40,680
Lithia Motors, Inc., Class A		4,128	388,321
Lumber Liquidators Holdings, Inc.	*	4,866	369,573
MarineMax, Inc.	*	5,242	87,751
Mattress Firm Holding Corp.	*†	2,796	133,509
Men’s Wearhouse, Inc. (The)		8,549	477,034
Monro Muffler Brake, Inc.	†	5,979	318,023
Murphy USA, Inc.	*	7,622	372,640

		Shares	Value
New York & Co., Inc.	*	3,724	$13,742
Office Depot, Inc.	*	94,999	540,544
Outerwall, Inc.	*†	3,549	210,633
Pacific Sunwear of California, Inc.	*	7,414	17,645
Penske Automotive Group, Inc.		7,830	387,585
Pep Boys-Manny, Moe & Jack (The)	*	10,379	118,943
PetSmart, Inc.		17,137	1,024,793
Pier 1 Imports, Inc.		16,713	257,547
Rent-A-Center, Inc.		9,393	269,391
Restoration Hardware Holdings, Inc.	*	5,361	498,841
Sally Beauty Holdings, Inc.	*	29,138	730,781
Sears Hometown and Outlet Stores, Inc.	*†	1,371	29,435
Select Comfort Corp.	*	10,963	226,496
Shoe Carnival, Inc.		3,350	69,178
Signet Jewelers Ltd. (Bermuda)		14,398	1,592,275
Sonic Automotive, Inc., Class A		7,614	203,142
Stage Stores, Inc.		6,014	112,402
Stein Mart, Inc.		5,811	80,715
Systemax, Inc.	*	1,358	19,514
Tile Shop Holdings, Inc.	*†	4,808	73,514
Tilly’s, Inc., Class A	*	1,567	12,599
Ulta Salon Cosmetics & Fragrance, Inc.	*	11,778	1,076,627
Urban Outfitters, Inc.	*	19,453	658,679
Vitamin Shoppe, Inc.	*	5,873	252,656
West Marine, Inc.	*	3,373	34,607
Williams-Sonoma, Inc.		16,930	1,215,235
Winmark Corp.		356	24,788
Zumiez, Inc.	*	3,482	96,068

			24,916,391

Technology Hardware, Storage & Peripherals—0.8%
3D Systems Corp.	*†	19,554	1,169,329
Cray, Inc.	*†	7,804	207,586
Diebold, Inc.		11,474	460,911
Dot Hill Systems Corp.	*	9,656	45,383
Eastman Kodak Co.	*	2,841	69,519
Electronics For Imaging, Inc.	*	8,854	400,201
Fusion-io, Inc.	*	19,033	215,073
Immersion Corp.	*	5,977	76,027
Intevac, Inc.	*	3,848	30,823
Lexmark International, Inc., Class A		11,222	540,452
NCR Corp.	*	30,407	1,066,982
Nimble Storage, Inc.	*†	1,724	52,961
QLogic Corp.	*	16,769	169,199
Quantum Corp.	*†	33,664	41,070
Silicon Graphics International Corp.	*	6,293	60,539
Stratasys Ltd.	*	8,592	976,309
Super Micro Computer, Inc.	*	5,215	131,783
Violin Memory, Inc.	*†	13,217	58,551

			5,772,698

Textiles, Apparel & Luxury Goods—1.1%
Carter’s, Inc.		9,648	665,037
Columbia Sportswear Co.		2,546	210,427
Crocs, Inc.	*	15,828	237,895
Culp, Inc.		1,780	30,990
Deckers Outdoor Corp.	*	6,235	538,267

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2014 (Unaudited)

Vantagepoint Mid/Small Company Index Fund		Shares	Value
COMMON STOCKS—(Continued)
Fossil Group, Inc.	*	8,398	$877,759
G-III Apparel Group Ltd.	*	2,895	236,406
Hanesbrands, Inc.		17,847	1,756,859
Iconix Brand Group, Inc.	*	8,774	376,755
Kate Spade & Co.	*	23,044	878,898
Movado Group, Inc.		2,952	123,010
Oxford Industries, Inc.		2,482	165,475
Perry Ellis International, Inc.	*	2,045	35,665
Quiksilver, Inc.	*	26,575	95,138
RG Barry Corp.		1,580	29,941
Sequential Brands Group, Inc.	*	2,717	37,522
Skechers U.S.A., Inc., Class A	*	7,438	339,916
Steven Madden Ltd.	*	10,610	363,923
Tumi Holdings, Inc.	*	8,914	179,439
Unifi, Inc.	*	3,223	88,729
Vera Bradley, Inc.	*	3,595	78,623
Vince Holding Corp.	*	1,928	70,603
Wolverine World Wide, Inc.		18,151	473,015

			7,890,292

Thrifts & Mortgage Finance—1.1%
Astoria Financial Corp.		17,289	232,537
Bank Mutual Corp.		9,174	53,209
BankFinancial Corp.		3,338	37,252
BBX Capital Corp., Class A	*	1,182	21,276
Beneficial Mutual Bancorp, Inc.	*	4,861	65,915
Berkshire Hills Bancorp, Inc.		4,121	95,690
BofI Holding, Inc.	*	2,398	176,181
Brookline Bancorp, Inc.		13,692	128,294
Capitol Federal Financial, Inc.		26,562	322,994
Charter Financial Corp.		5,539	61,483
Clifton Bancorp, Inc.		4,406	55,824
Dime Community Bancshares, Inc.		5,399	85,250
ESB Financial Corp.		2,032	26,294
Essent Group Ltd. (Bermuda)	*	7,086	142,358
EverBank Financial Corp.		14,911	300,606
Federal Agricultural Mortgage Corp., Class C		2,090	64,957
First Defiance Financial Corp.		1,548	44,428
First Financial Northwest, Inc.		1,619	17,599
Flagstar Bancorp, Inc.	*	3,160	57,196
Fox Chase Bancorp, Inc.		2,827	47,663
Franklin Financial Corp.	*	2,537	55,053
Home Loan Servicing Solutions Ltd. (Cayman Islands)		13,537	307,696
HomeStreet, Inc.		1,829	33,599
Hudson City Bancorp, Inc.		95,873	942,432
Kearny Financial Corp.	*	3,008	45,541
Ladder Capital Corp., Class A	*	2,849	51,481
Meridian Interstate Bancorp, Inc.	*	972	24,961
Meta Financial Group, Inc.		883	35,320
MGIC Investment Corp.	*	59,562	550,353
NASB Financial, Inc.	†	529	12,511
Nationstar Mortgage Holdings, Inc.	*	4,170	151,371
NMI Holdings, Inc., Class A	*	8,136	85,428
Northfield Bancorp, Inc.		9,809	128,596
Northwest Bancshares, Inc.		16,950	230,011
OceanFirst Financial Corp.		1,812	30,007
Ocwen Financial Corp.	*	19,245	713,989
Oritani Financial Corp.		8,540	131,431

		Shares	Value
PennyMac Financial Services, Inc., Class A	*	2,032	$30,866
People’s United Financial, Inc.		55,694	844,878
Provident Financial Services, Inc.		11,086	192,009
Radian Group, Inc.		34,571	511,996
Stonegate Mortgage Corp.	*†	1,368	19,084
Territorial Bancorp, Inc.		1,756	36,665
TFS Financial Corp.	*	13,559	193,351
Tree.com, Inc.	*	1,518	44,235
TrustCo Bank Corp. NY		15,928	106,399
United Community Financial Corp./OH	*	6,335	26,164
United Financial Bancorp, Inc.		8,806	119,321
Walker & Dunlop, Inc.	*	2,337	32,975
Washington Federal, Inc.		19,186	430,342
Waterstone Financial, Inc.		5,674	64,740
WSFS Financial Corp.		1,658	122,145

			8,341,956

Tobacco—0.1%
22nd Century Group, Inc.	*	7,200	22,104
Alliance One International, Inc.	*	16,723	41,807
Universal Corp.		4,068	225,164
Vector Group Ltd.	†	12,325	254,881

			543,956

Trading Companies & Distributors—1.0%
Aceto Corp.		4,950	89,793
Air Lease Corp.		17,664	681,477
Aircastle Ltd.		12,914	229,482
Applied Industrial Technologies, Inc.		7,486	379,765
Beacon Roofing Supply, Inc.	*	8,899	294,735
CAI International, Inc.	*	2,855	62,838
DXP Enterprises, Inc.	*	2,271	171,551
Erickson, Inc.	*†	603	9,799
GATX Corp.		8,354	559,217
General Finance Corp.	*	1,900	18,050
H&E Equipment Services, Inc.	*	5,075	184,425
HD Supply Holdings, Inc.	*	18,155	515,420
Houston Wire & Cable Co.		3,458	42,914
Kaman Corp.		5,326	227,580
MRC Global, Inc.	*	17,927	507,155
MSC Industrial Direct Co., Inc., Class A		8,712	833,216
NOW, Inc.	*	18,169	657,899
Rush Enterprises, Inc., Class A	*	5,998	207,951
Stock Building Supply Holdings, Inc.	*	2,427	47,885
TAL International Group, Inc.	*†	6,450	286,122
Textainer Group Holdings Ltd. (Bermuda)		4,142	159,964
Titan Machinery, Inc.	*†	2,896	47,668
Watsco, Inc.		4,599	472,593
WESCO International, Inc.	*	7,965	688,017

			7,375,516

Transportation Infrastructure—0.0%
Wesco Aircraft Holdings, Inc.	*	9,134	182,315

Water Utilities—0.4%
American States Water Co.		7,394	245,703
American Water Works Co., Inc.		32,192	1,591,894
Aqua America, Inc.		32,739	858,417

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2014 (Unaudited)

Vantagepoint Mid/Small Company Index Fund			Shares	Value
COMMON STOCKS—(Continued)
Artesian Resources Corp., Class A			1,201	$26,999
California Water Service Group			9,216	223,027
Connecticut Water Service, Inc.			2,093	70,890
Middlesex Water Co.			2,518	53,331
SJW Corp.			2,960	80,512
York Water Co.			2,142	44,596

				3,195,369

Wireless Telecommunication Services—0.1%
Boingo Wireless, Inc.		*	3,174	21,678
NTELOS Holdings Corp.		†	2,906	36,209
RingCentral, Inc., Class A		*†	4,655	70,430
Shenandoah Telecommunications Co.			4,906	149,437
Telephone & Data Systems, Inc.			15,625	407,969
United States Cellular Corp.		*	2,164	88,291
USA Mobility, Inc.			3,582	55,163

				829,177

TOTAL COMMON STOCKS
(Cost $519,609,842)				732,526,408

Coupon Rate	Maturity Date		Face	Value
U.S. TREASURY OBLIGATIONS—0.1%
U.S. Treasury Bills—0.1%
U.S. Treasury Bill
0.009%	09/11/2014
(Cost $739,987)		‡‡	$740,000	739,978

			Shares	Value
RIGHTS—0.0%
Pharmaceuticals—0.0%
Furiex Pharmaceuticals, Inc.		*‡d	2,916	—
Textiles, Apparel & Luxury Goods—0.0%
Mossimo, Inc.		*‡d	2,807	—
Wireless Telecommunication Services—0.0%
Leap Wireless International, Inc.		*‡	10,198	25,801

TOTAL RIGHTS
(Cost $—)				25,801

WARRANTS—0.0%
Communications Equipment—0.0%
Pegasus Wireless Corp., Strike $1.00		*‡d	200	—

Oil, Gas & Consumable Fuels—0.0%
Magnum Hunter Resources Corp., Expires 04/15/2016, Strike $1.00		*†‡	2,734	4,867

TOTAL WARRANTS
(Cost $—)				4,867

		Shares	Value
MONEY MARKET FUNDS—9.7%
Institutional Money Market Funds—9.7%
Dreyfus Institutional Cash Advantage Fund, 0.06%	††¥	9,500,000	$9,500,000
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class, 0.09%		¥15,945,589	15,945,588
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class, 0.09%	††¥	8,794,607	8,794,607
Fidelity Institutional Money Market: Prime Money Market Portfolio—Institutional Class, 0.06%	††¥	9,400,000	9,400,000
Short-Term Investments Trust Liquid Assets Portfolio—Institutional Class, 0.06%	††¥	9,500,000	9,500,000
Wells Fargo Advantage Cash Investment Money Market Fund—Select Class, 0.07%	††¥	9,500,000	9,500,000
Wells Fargo Advantage Heritage Money Market Fund—Select Class, 0.07%	††¥	9,500,000	9,500,000

TOTAL MONEY MARKET FUNDS
(Cost $72,140,195)			72,140,195

TOTAL INVESTMENTS—108.5%
(Cost $592,490,024)			805,437,249
Other assets less liabilities—(8.5%)			(62,958,564)

NET ASSETS—100.0%			$742,478,685

Notes to the Schedule of Investments:

REIT	Real Estate Investment Trust
*	Non-income producing.
†	Denotes all or a portion of the security on loan.
d	Security has no market value at June 30, 2014.
‡	Security valued at fair value as determined by policies approved by the Board of Directors. (Total Market Value $30,668)
‡‡	Security or a portion of the security has been pledged as collateral for futures contracts and/or options contracts.
††	Represents reinvestment of collateral received in conjunction with securities lending.
¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS

June 30, 2014 (Unaudited)

Vantagepoint Overseas Equity Index Fund		Shares	Value
COMMON STOCKS—97.7%
Australia—7.6%
AGL Energy Ltd.		13,378	$195,412
ALS Ltd.		9,199	76,840
Alumina Ltd.	*	55,712	71,148
Amcor Ltd.		27,505	270,527
AMP Ltd.		67,197	335,908
APA Group		19,504	126,851
Asciano Ltd.		23,187	123,203
ASX Ltd.		4,313	145,001
Aurizon Holdings Ltd.		50,888	238,959
Australia & New Zealand Banking Group Ltd.		63,944	2,010,688
Bank of Queensland Ltd.		7,720	88,719
Bendigo and Adelaide Bank Ltd.		9,416	108,330
BHP Billiton Ltd.		74,795	2,550,858
Boral Ltd.		17,810	88,113
Brambles Ltd.		36,130	313,026
Caltex Australia Ltd.		2,894	58,885
CFS Retail Property Trust Group REIT	†	47,514	91,371
Coca-Cola Amatil Ltd.		13,631	121,711
Cochlear Ltd.	†	1,393	81,095
Commonwealth Bank of Australia		37,530	2,862,343
Computershare Ltd.		10,442	122,904
Crown Resorts Ltd.		9,297	132,515
CSL Ltd.		11,336	711,595
Dexus Property Group REIT		128,159	134,134
Federation Centres Ltd. REIT		35,933	84,328
Flight Centre Travel Group Ltd.		1,102	46,178
Fortescue Metals Group Ltd.	†	34,217	141,321
Goodman Group REIT		40,239	191,577
GPT Group (The) REIT		38,412	139,112
Harvey Norman Holdings Ltd.		10,998	32,148
Iluka Resources Ltd.	†	8,956	68,817
Incitec Pivot Ltd.		36,840	100,719
Insurance Australia Group Ltd.		55,467	305,510
Leighton Holdings Ltd.	†	2,341	43,467
Lend Lease Group		12,585	155,582
Macquarie Group Ltd.		6,553	368,631
Metcash Ltd.		22,041	54,887
Mirvac Group REIT		80,365	135,240
National Australia Bank Ltd.		54,877	1,696,180
Newcrest Mining Ltd.	*	17,657	177,341
Orica Ltd.		8,481	155,765
Origin Energy Ltd.		24,983	344,355
Qantas Airways Ltd.	*	24,422	29,051
QBE Insurance Group Ltd.		29,568	302,844
Ramsay Health Care Ltd.		3,058	131,344
REA Group Ltd.		1,010	40,693
Rio Tinto Ltd.		10,228	573,790
Santos Ltd.		23,021	309,693
Scentre Group REIT	*	125,642	379,117
Seek Ltd.		7,529	112,589
Sonic Healthcare Ltd.		8,990	147,060
SP AusNet		35,545	44,434
Stockland REIT		52,020	190,261
Suncorp Group Ltd.		29,721	379,533
Sydney Airport		23,555	93,721
Tabcorp Holdings Ltd.		17,824	56,452
Tatts Group Ltd.		35,280	108,772
Telstra Corp. Ltd.		102,376	502,950
Toll Holdings Ltd.		13,967	67,217

		Shares	Value
TPG Telecom Ltd.		6,191	$32,167
Transurban Group		40,390	281,455
Treasury Wine Estates Ltd.		16,519	78,011
Wesfarmers Ltd.		26,713	1,054,133
Westfield Corp. REIT		45,470	306,563
Westpac Banking Corp.		72,421	2,316,468
Woodside Petroleum Ltd.		15,463	599,522
Woolworths Ltd.		29,325	973,781
WorleyParsons Ltd.		4,768	78,206

			24,491,121

Austria—0.3%
Andritz AG		1,709	98,748
Erste Group Bank AG		6,666	215,531
IMMOFINANZ AG	*	22,198	78,377
OMV AG		3,271	147,767
Raiffeisen Bank International AG		2,730	87,032
Telekom Austria AG		4,876	47,693
Vienna Insurance Group AG Wiener Versicherung Gruppe		952	50,969
Voestalpine AG		2,547	121,424

			847,541

Belgium—1.2%
Ageas		5,076	202,437
Anheuser-Busch InBev NV		18,730	2,152,083
Belgacom SA	†	3,304	109,682
Colruyt SA		1,816	92,237
Delhaize Group SA		2,269	153,537
Groupe Bruxelles Lambert SA		1,853	192,589
Groupe Bruxelles Lambert SA STRIP VVPR	*‡d	127	—
KBC Groep NV	*	5,928	322,490
Solvay SA		1,382	237,856
Telenet Group Holding NV	*	1,140	64,971
UCB SA		2,698	228,256
Umicore SA		2,564	119,308

			3,875,446

Bermuda—0.1%
Seadrill Ltd.	†	8,866	351,365

China—0.0%
Yangzijiang Shipbuilding Holdings Ltd.		36,000	31,188

Denmark—1.5%
A.P. Moller-Maersk A/S, Class A		60	141,214
A.P. Moller-Maersk A/S, Class B		152	377,915
Carlsberg A/S, Class B		2,487	267,859
Coloplast A/S, Class B		2,544	230,194
Danske Bank A/S		15,124	427,533
DSV A/S		4,261	138,944
Novo Nordisk A/S, Class B		46,396	2,141,313
Novozymes A/S, Class B		5,677	284,739
Pandora A/S		2,756	211,506
TDC A/S		18,526	191,641
Tryg A/S		491	49,609
Vestas Wind Systems A/S	*	5,323	268,591
William Demant Holding A/S	*	638	57,936

			4,788,994

Finland—0.8%
Elisa Oyj		3,371	103,063
Fortum Oyj	†	10,153	272,232

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2014 (Unaudited)

Vantagepoint Overseas Equity Index Fund		Shares	Value
COMMON STOCKS—(Continued)
Kone Oyj, Class B	†	7,234	$301,629
Metso Oyj	†	3,020	114,332
Neste Oil Oyj	†	3,169	61,828
Nokia Oyj	†	87,763	664,082
Nokian Renkaat Oyj	†	2,497	97,351
Orion Oyj, Class B		2,366	88,187
Sampo, Class A		10,501	530,851
Stora Enso Oyj, Class R		12,667	123,150
UPM-Kymmene Oyj		12,122	207,063
Wartsila Oyj Abp		3,373	167,172

			2,730,940

France—9.8%
Accor SA		4,083	212,216
Aeroports de Paris		710	93,604
Air Liquide SA	†	8,040	1,086,436
Airbus Group NV		13,736	920,971
Alcatel-Lucent	*	63,642	228,798
Alstom SA		5,050	183,403
Arkema SA		1,435	139,434
AtoS		1,895	157,836
AXA SA		42,374	1,012,456
BNP Paribas SA		24,677	1,677,018
Bollore SA		122	79,146
Bouygues SA		4,498	187,163
Bureau Veritas SA		4,918	136,590
Cap Gemini SA		3,273	233,574
Carrefour SA	†	14,459	533,164
Casino Guichard Perrachon SA		1,263	167,449
Christian Dior SA		1,244	247,679
Cie de Saint-Gobain		10,085	569,018
Cie Generale des Etablissements Michelin		4,364	521,071
CNP Assurances		3,589	74,489
Credit Agricole SA	†	23,819	336,297
Danone SA		13,274	987,034
Dassault Systemes SA	†	1,462	187,985
Edenred		4,747	143,948
Electricite de France SA		5,423	170,759
Essilor International SA		4,711	499,253
Eurazeo SA		945	78,637
Eutelsat Communications SA		3,747	130,207
Fonciere Des Regions REIT		680	73,761
GDF Suez		33,842	932,400
Gecina SA REIT		463	67,461
Groupe Eurotunnel SA (Registered)		10,667	144,315
ICADE REIT		860	92,186
Iliad SA		624	188,765
Imerys SA		759	64,010
JCDecaux SA		1,650	61,625
Kering		1,747	383,241
Klepierre REIT		2,381	121,320
Lafarge SA	†	4,313	375,055
Lagardere SCA		2,948	96,050
Legrand SA		6,113	374,364
L’Oreal SA		5,537	953,356
LVMH Moet Hennessy Louis Vuitton SA		6,517	1,257,578
Natixis		22,417	143,870
Orange SA		43,444	687,385
Pernod Ricard SA	†	4,982	598,441
Peugeot SA	*	9,317	137,851

		Shares	Value
Publicis Groupe SA		4,190	$355,129
Remy Cointreau SA	†	585	53,865
Renault SA		4,529	409,398
Rexel SA		6,310	147,576
Safran SA		6,253	409,351
Sanofi		27,748	2,949,322
Schneider Electric SE		12,172	1,147,739
SCOR SE		3,478	119,758
Societe BIC SA		686	93,871
Societe Generale SA		16,808	881,456
Sodexo		2,154	231,769
Suez Environnement Co.		6,532	124,958
Technip SA		2,430	265,505
Thales SA		2,014	121,775
Total SA		49,801	3,603,087
Unibail-Rodamco SE (Paris Exchange) REIT		2,280	663,504
Valeo SA		1,724	231,317
Vallourec SA	†	2,363	105,924
Veolia Environnement SA		9,853	187,707
Vinci SA		11,302	844,924
Vivendi SA	*	27,648	676,590
Wendel SA	†	697	99,856
Zodiac Aerospace		4,491	152,054

			31,625,104

Germany—8.4%
adidas AG		4,918	497,289
Allianz SE (Registered)		10,642	1,776,297
Axel Springer SE		977	60,043
BASF SE		21,391	2,488,279
Bayer AG (Registered)		19,255	2,716,365
Bayerische Motoren Werke AG	†	7,738	979,861
Beiersdorf AG		2,304	222,670
Brenntag AG		1,155	206,346
Celesio AG	*	1,113	39,578
Commerzbank AG	*	22,385	350,842
Continental AG		2,529	584,732
Daimler AG (Registered)		22,433	2,095,570
Deutsche Bank AG (Registered)		32,208	1,131,950
Deutsche Boerse AG		4,466	346,270
Deutsche Lufthansa AG (Registered)		5,181	111,221
Deutsche Post AG (Registered)		22,636	817,044
Deutsche Telekom AG (Registered)		72,731	1,275,630
Deutsche Wohnen AG		6,581	141,759
E.ON SE		46,776	964,314
Fraport AG Frankfurt Airport Services Worldwide		826	58,280
Fresenius Medical Care AG & Co. KGaA		4,898	329,544
Fresenius SE & Co. KGaA		2,964	442,038
GEA Group AG		4,285	202,570
Hannover Rueck SE		1,362	122,650
HeidelbergCement AG		3,342	284,765
Henkel AG & Co. KGaA		2,663	267,806
Hochtief AG		743	64,305
Hugo Boss AG		710	106,017
Infineon Technologies AG		26,656	332,751
K+S AG (Registered)	†	4,066	133,521
Kabel Deutschland Holding AG		485	70,962
Lanxess AG		2,157	145,488
Linde AG		4,341	922,445
MAN SE		786	97,139
Merck KGaA		2,948	255,641

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2014 (Unaudited)

Vantagepoint Overseas Equity Index Fund		Shares	Value
COMMON STOCKS—(Continued)
Metro AG	*	3,667	$159,582
Muenchener Rueckversicherungs AG (Registered)		4,193	928,533
OSRAM Licht AG	*	2,007	101,071
ProSiebenSat.1 Media AG (Registered)		5,007	222,857
RWE AG		11,504	493,385
SAP AG		21,483	1,655,366
Siemens AG (Registered)		18,467	2,438,274
Sky Deutschland AG	*	10,233	94,291
Telefonica Deutschland Holding AG	*	5,613	46,399
ThyssenKrupp AG	*	10,714	311,740
United Internet AG (Registered)		2,503	109,962
Volkswagen AG	†	708	182,599

			27,386,041

Guernsey, Channel Islands—0.1%
Friends Life Group Ltd.		32,707	176,363

Hong Kong—2.6%
AIA Group Ltd.		281,000	1,411,916
ASM Pacific Technology Ltd.		5,500	60,103
Bank of East Asia Ltd.		27,720	114,928
BOC Hong Kong Holdings Ltd.		84,500	244,802
Cathay Pacific Airways Ltd.		23,000	42,983
Cheung Kong Holdings Ltd.		32,000	567,733
Cheung Kong Infrastructure Holdings Ltd.		14,000	96,714
CLP Holdings Ltd.		44,500	365,564
First Pacific Co. Ltd.		47,250	52,744
Galaxy Entertainment Group Ltd.		52,833	422,267
Hang Lung Properties Ltd.		49,000	151,108
Hang Seng Bank Ltd.		17,700	289,032
Henderson Land Development Co. Ltd.		26,290	153,864
HKT Trust and HKT Ltd.		67,000	78,950
Hong Kong & China Gas Co. Ltd.		149,265	326,748
Hong Kong Exchanges and Clearing Ltd.		25,900	482,830
Hutchison Whampoa Ltd.		50,000	683,828
Hysan Development Co. Ltd.		16,000	74,938
Kerry Properties Ltd.		15,500	54,179
Li & Fung Ltd.		137,200	203,221
Link (The) REIT		55,000	296,107
MTR Corp. Ltd.		33,500	129,012
New World Development Co. Ltd.		115,866	131,901
Noble Group Ltd.		95,309	104,906
NWS Holdings Ltd.		36,500	67,616
PCCW Ltd.		84,000	50,082
Power Assets Holdings Ltd.		32,000	280,094
Shangri-La Asia Ltd.		34,000	53,274
Sino Land Co. Ltd.		67,000	110,290
SJM Holdings Ltd.		43,000	107,721
Sun Hung Kai Properties Ltd.		38,083	522,575
Swire Pacific Ltd., Class A		15,000	184,625
Swire Properties Ltd.		28,400	82,998
Techtronic Industries Co.		30,500	97,774
Wharf Holdings Ltd.		35,637	256,616
Wheelock & Co. Ltd.		19,000	79,318
Yue Yuen Industrial Holdings Ltd.		19,500	65,246

			8,498,607

		Shares	Value
Ireland—0.8%
Bank of Ireland	*	581,110	$196,096
CRH plc		16,889	432,651
Experian plc		22,629	382,321
James Hardie Industries plc CDI		10,516	137,190
Kerry Group plc, Class A		3,751	281,894
Shire plc		13,736	1,077,494

			2,507,646

Israel—0.5%
Bank Hapoalim BM		24,913	143,897
Bank Leumi Le-Israel BM	*	29,296	114,183
Bezeq Israeli Telecommunication Corp. Ltd.		45,959	86,017
Delek Group Ltd.		125	51,706
Israel Chemicals Ltd.		9,457	81,028
Israel Corp. Ltd. (The)	*	66	37,557
Mizrahi Tefahot Bank Ltd.		3,712	47,991
NICE Systems Ltd.		1,431	58,564
Teva Pharmaceutical Industries Ltd.		19,956	1,048,348

			1,669,291

Italy—2.4%
Assicurazioni Generali SpA		27,391	599,877
Atlantia SpA		9,367	266,847
Banca Monte dei Paschi di Siena SpA	*†	98,716	190,850
Banco Popolare SC	*	7,835	128,880
Enel Green Power SpA		39,986	113,170
Enel SpA	†	153,926	895,332
Eni SpA		59,322	1,622,437
Exor SpA	†	2,150	88,198
Fiat SpA	*	20,459	201,716
Finmeccanica SpA	*	9,856	93,592
Intesa Sanpaolo SpA		272,109	839,546
Intesa Sanpaolo SpA RSP		20,778	55,189
Luxottica Group SpA		3,898	225,716
Mediobanca SpA	*	14,572	145,103
Pirelli & C. SpA		5,743	92,059
Prysmian SpA		4,753	107,335
Saipem SpA	*	6,108	164,691
Snam SpA		47,115	283,770
Telecom Italia SpA	*	228,889	289,705
Telecom Italia SpA RSP		139,812	138,300
Terna Rete Elettrica Nazionale SpA		35,308	186,034
UniCredit SpA		102,824	859,750
Unione di Banche Italiane SCpA		19,682	170,073
UnipolSai SpA		19,900	63,927

			7,822,097

Japan—19.9%
ABC-Mart, Inc.		600	32,107
Acom Co. Ltd.	*†	8,000	38,102
Advantest Corp.		4,200	51,969
Aeon Co. Ltd.		14,500	178,435
Aeon Credit Service Co. Ltd.		2,300	60,154
Aeon Mall Co. Ltd.		2,640	69,609
Air Water, Inc.		3,000	48,021
Aisin Seiki Co. Ltd.		4,300	171,166
Ajinomoto Co., Inc.		13,000	203,753
Alfresa Holdings Corp.		900	58,025
Amada Co. Ltd.		9,000	91,673

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2014 (Unaudited)

Vantagepoint Overseas Equity Index Fund		Shares	Value
COMMON STOCKS—(Continued)
ANA Holdings, Inc.		26,000	$61,360
Aozora Bank Ltd.	†	26,000	85,483
Asahi Glass Co. Ltd.	†	22,000	129,705
Asahi Group Holdings Ltd.		8,700	273,205
Asahi Kasei Corp.		29,000	222,010
Asics Corp.		3,900	91,072
Astellas Pharma, Inc.		50,875	669,035
Bandai Namco Holdings, Inc.		3,850	90,266
Bank of Kyoto Ltd. (The)		8,000	72,802
Bank of Yokohama Ltd. (The)		27,000	155,493
Benesse Holdings, Inc.		1,700	73,738
Bridgestone Corp.		15,300	535,859
Brother Industries Ltd.		5,800	100,558
Calbee, Inc.		1,900	52,363
Canon, Inc.	†	26,500	866,073
Casio Computer Co. Ltd.	†	4,500	65,363
Central Japan Railway Co.		3,300	471,069
Chiba Bank Ltd. (The)		16,000	113,007
Chiyoda Corp.		3,000	36,359
Chubu Electric Power Co., Inc.	*	14,200	176,356
Chugai Pharmaceutical Co. Ltd.		5,200	146,623
Chugoku Bank Ltd. (The)		4,000	61,525
Chugoku Electric Power Co., Inc. (The)		7,100	96,748
Citizen Holdings Co. Ltd.		5,200	40,835
Credit Saison Co. Ltd.		3,800	79,117
Dai Nippon Printing Co. Ltd.		13,000	135,823
Daicel Corp.		7,000	66,929
Daido Steel Co. Ltd.		6,000	30,701
Daihatsu Motor Co. Ltd.		4,000	71,185
Dai-ichi Life Insurance Co. Ltd. (The)		19,700	293,582
Daiichi Sankyo Co. Ltd.		15,702	293,498
Daikin Industries Ltd.		5,400	340,809
Daito Trust Construction Co. Ltd.		1,700	199,901
Daiwa House Industry Co. Ltd.		14,000	290,229
Daiwa Securities Group, Inc.		39,000	337,907
Dena Co. Ltd.	†	2,100	28,415
Denso Corp.		11,200	535,031
Dentsu, Inc.		5,000	203,624
Don Quijote Holdings Co. Ltd.		1,500	83,687
East Japan Railway Co.		7,700	606,699
Eisai Co. Ltd.		5,800	243,399
Electric Power Development Co. Ltd.		2,440	79,180
FamilyMart Co. Ltd.		1,200	51,735
FANUC Corp.		4,400	759,827
Fast Retailing Co. Ltd.		1,200	395,316
Fuji Electric Co. Ltd.		14,000	66,431
Fuji Heavy Industries Ltd.		13,600	377,111
FUJIFILM Holdings Corp.		10,800	301,434
Fujitsu Ltd.		44,000	329,685
Fukuoka Financial Group, Inc.		17,000	82,111
Gree, Inc.	†	1,800	15,784
GungHo Online Entertainment, Inc.	†	10,200	65,909
Gunma Bank Ltd. (The)		8,000	47,333
Hachijuni Bank Ltd. (The)		11,000	68,114
Hakuhodo DY Holdings, Inc.		4,800	47,704
Hamamatsu Photonics KK		1,700	83,434
Hankyu Hanshin Holdings, Inc.		25,000	142,741
Hikari Tsushin, Inc.		376	28,396
Hino Motors Ltd.		6,000	82,778

		Shares	Value
Hirose Electric Co. Ltd.		630	$93,657
Hiroshima Bank Ltd. (The)		10,000	47,796
Hisamitsu Pharmaceutical Co., Inc.		1,200	53,661
Hitachi Chemical Co. Ltd.		2,300	38,080
Hitachi Construction Machinery Co. Ltd.	†	2,300	45,908
Hitachi High-Technologies Corp.		1,100	26,192
Hitachi Ltd.		113,000	828,185
Hitachi Metals Ltd.		5,000	76,233
Hokuhoku Financial Group, Inc.		24,007	51,206
Hokuriku Electric Power Co.		4,300	57,006
Honda Motor Co. Ltd.		38,000	1,326,001
HOYA Corp.		9,900	329,153
Hulic Co. Ltd.		6,400	84,414
Ibiden Co. Ltd.		3,100	62,541
Idemitsu Kosan Co. Ltd.		1,700	36,915
IHI Corp.		30,000	139,843
Iida Group Holdings Co. Ltd.		4,200	63,834
INPEX Corp.		20,000	304,244
Isetan Mitsukoshi Holdings Ltd.		7,540	98,245
Isuzu Motors Ltd.		28,000	185,415
ITOCHU Corp.		34,700	445,471
Itochu Techno-Solutions Corp.		600	26,082
Iyo Bank Ltd. (The)		5,100	51,585
J. Front Retailing Co. Ltd.		10,600	74,423
Japan Airlines Co. Ltd.		1,500	82,934
Japan Display, Inc.	*	8,000	49,170
Japan Exchange Group, Inc.		5,900	145,413
Japan Prime Realty Investment Corp. REIT		16	57,428
Japan Real Estate Investment Corp. REIT		28	163,092
Japan Retail Fund Investment Corp. REIT		50	112,486
Japan Tobacco, Inc.		25,700	937,076
JFE Holdings, Inc.		11,700	242,005
JGC Corp.		5,000	152,097
Joyo Bank Ltd. (The)		16,000	85,351
JSR Corp.		4,300	73,823
JTEKT Corp.		4,700	79,302
JX Holdings, Inc.		51,210	274,036
Kajima Corp.		21,000	92,889
Kakaku.com, Inc.		3,800	66,637
Kamigumi Co. Ltd.		5,000	46,026
Kaneka Corp.		6,000	37,567
Kansai Electric Power Co., Inc. (The)	*	16,600	156,474
Kansai Paint Co. Ltd.		5,000	83,571
Kao Corp.		12,100	476,543
Kawasaki Heavy Industries Ltd.		33,000	125,802
KDDI Corp.		13,600	829,785
Keikyu Corp.		11,000	98,881
Keio Corp.		13,000	102,224
Keisei Electric Railway Co. Ltd.		7,000	69,762
Keyence Corp.		1,072	468,772
Kikkoman Corp.		4,000	83,370
Kintetsu Corp.		42,000	153,042
Kirin Holdings Co. Ltd.	†	20,200	291,664
Kobe Steel Ltd.		73,000	109,789
Koito Manufacturing Co. Ltd.		2,000	51,251
Komatsu Ltd.		22,000	510,692
Konami Corp.		2,000	44,248
Konica Minolta, Inc.		10,500	103,783

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2014 (Unaudited)

Vantagepoint Overseas Equity Index Fund		Shares	Value
COMMON STOCKS—(Continued)
Kubota Corp.		25,688	$364,520
Kuraray Co. Ltd.		8,100	102,734
Kurita Water Industries Ltd.		2,700	62,534
Kyocera Corp.		7,400	351,380
Kyowa Hakko Kirin Co. Ltd.	†	5,000	67,742
Kyushu Electric Power Co., Inc.		9,300	104,699
Lawson, Inc.		1,500	112,586
LIXIL Group Corp.		5,900	159,689
M3, Inc.		4,900	78,014
Mabuchi Motor Co. Ltd.		700	53,079
Makita Corp.		2,900	179,231
Marubeni Corp.		38,000	278,121
Marui Group Co. Ltd.		5,400	51,882
Maruichi Steel Tube Ltd.		1,000	26,858
Mazda Motor Corp.		63,000	295,654
McDonald’s Holdings Co. Japan Ltd.		1,400	39,324
Medipal Holdings Corp.		2,800	39,698
MEIJI Holdings Co. Ltd.		1,502	99,579
Miraca Holdings, Inc.		1,300	63,003
Mitsubishi Chemical Holdings Corp.		32,200	142,808
Mitsubishi Corp.		32,900	684,795
Mitsubishi Electric Corp.		45,000	555,873
Mitsubishi Estate Co. Ltd.		29,411	726,614
Mitsubishi Gas Chemical Co., Inc.		9,000	57,633
Mitsubishi Heavy Industries Ltd.		69,000	430,967
Mitsubishi Logistics Corp.		3,000	44,960
Mitsubishi Materials Corp.		26,000	91,214
Mitsubishi Motors Corp.		15,500	171,282
Mitsubishi Tanabe Pharma Corp.		4,600	68,858
Mitsubishi UFJ Financial Group, Inc.		297,140	1,824,058
Mitsubishi UFJ Lease & Finance Co. Ltd.		11,800	67,830
Mitsui & Co. Ltd.		40,700	652,488
Mitsui Chemicals, Inc.		21,000	57,458
Mitsui Fudosan Co. Ltd.		22,000	742,484
Mitsui OSK Lines Ltd.		23,000	85,686
Mizuho Financial Group, Inc.		537,680	1,105,204
MS&AD Insurance Group Holdings, Inc.		11,774	284,564
Murata Manufacturing Co. Ltd.		4,700	440,769
Nabtesco Corp.		2,600	57,541
Nagoya Railroad Co. Ltd.	†	18,955	75,595
NEC Corp.		62,000	197,874
Nexon Co. Ltd.		3,800	36,318
NGK Insulators Ltd.		6,000	136,205
NGK Spark Plug Co. Ltd.		4,000	112,936
NH Foods Ltd.		4,000	78,097
NHK Spring Co. Ltd.		3,000	28,154
Nidec Corp.		4,700	289,052
Nikon Corp.		8,100	127,608
Nintendo Co. Ltd.		2,500	300,218
Nippon Building Fund, Inc. REIT	†	33	192,948
Nippon Electric Glass Co. Ltd.		10,500	61,193
Nippon Express Co. Ltd.		19,000	92,155
Nippon Paint Co. Ltd.		4,000	84,693
Nippon Prologis REIT, Inc. REIT		33	76,961
Nippon Steel & Sumitomo Metal Corp.		175,245	561,399
Nippon Telegraph & Telephone Corp.		8,600	536,020

		Shares	Value
Nippon Yusen K.K.		38,000	$109,614
Nissan Motor Co. Ltd.		58,400	553,016
Nisshin Seifun Group, Inc.		4,620	55,193
Nissin Foods Holdings Co. Ltd.		1,500	77,120
Nitori Holdings Co. Ltd.		1,400	76,597
Nitto Denko Corp.		3,600	168,629
NKSJ Holdings, Inc.		7,775	209,498
NOK Corp.		2,000	40,214
Nomura Holdings, Inc.		83,600	592,165
Nomura Real Estate Holdings, Inc.		2,500	47,352
Nomura Research Institute Ltd.		2,750	86,640
NSK Ltd.		11,000	143,147
NTT Data Corp.		3,000	115,370
NTT DOCOMO, Inc.		35,800	611,135
NTT Urban Development Corp.		2,400	27,028
Obayashi Corp.		15,000	107,131
Odakyu Electric Railway Co. Ltd.		15,000	144,452
Oji Holdings Corp.		18,000	74,070
Olympus Corp.	*	5,600	192,676
Omron Corp.		4,700	198,197
Ono Pharmaceutical Co. Ltd.		1,900	166,933
Oracle Corp. Japan		900	39,368
Oriental Land Co. Ltd.		1,200	205,664
ORIX Corp.		29,900	495,766
Osaka Gas Co. Ltd.		45,000	189,082
Otsuka Corp.		1,200	58,193
Otsuka Holdings Co. Ltd.		9,300	288,394
Panasonic Corp.		51,800	627,922
Park24 Co. Ltd.		2,000	36,374
Rakuten, Inc.		18,900	244,360
Resona Holdings, Inc.		50,300	293,115
Ricoh Co. Ltd.		16,900	201,425
Rinnai Corp.		800	77,232
Rohm Co. Ltd.		2,100	120,445
Sankyo Co. Ltd.		1,300	50,007
Sanrio Co. Ltd.	†	900	26,152
Santen Pharmaceutical Co. Ltd.		1,700	95,770
SBI Holdings, Inc.		4,710	57,724
Secom Co. Ltd.		5,000	305,227
Sega Sammy Holdings, Inc.		4,048	79,716
Seiko Epson Corp.		3,100	131,887
Sekisui Chemical Co. Ltd.		9,000	104,343
Sekisui House Ltd.		13,200	181,137
Seven & I Holdings Co. Ltd.		17,340	730,878
Seven Bank Ltd.		12,200	49,888
Sharp Corp.	*†	36,000	115,586
Shikoku Electric Power Co., Inc.	*	3,600	50,198
Shimadzu Corp.		5,000	45,876
Shimamura Co. Ltd.		500	49,217
Shimano, Inc.		1,900	210,835
Shimizu Corp.		13,000	92,126
Shin-Etsu Chemical Co. Ltd.		9,600	583,759
Shinsei Bank Ltd.		37,000	83,337
Shionogi & Co. Ltd.		7,100	148,295
Shiseido Co. Ltd.		8,000	145,912
Shizuoka Bank Ltd. (The)		13,000	140,623
Showa Shell Sekiyu K.K.	†	4,400	50,015
SMC Corp.		1,251	335,220
SoftBank Corp.		22,400	1,669,315
Sony Corp.		24,000	401,052
Sony Financial Holdings, Inc.		4,300	73,410
Stanley Electric Co. Ltd.		3,200	83,489
Sumitomo Chemical Co. Ltd.		32,000	120,966
Sumitomo Corp.		26,600	358,918

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2014 (Unaudited)

Vantagepoint Overseas Equity Index Fund		Shares	Value
COMMON STOCKS—(Continued)
Sumitomo Dainippon Pharma Co. Ltd.		4,000	$46,034
Sumitomo Electric Industries Ltd.		17,900	251,987
Sumitomo Heavy Industries Ltd.		12,000	57,120
Sumitomo Metal Mining Co. Ltd.		12,000	195,864
Sumitomo Mitsui Financial Group, Inc.		29,700	1,246,121
Sumitomo Mitsui Trust Holdings, Inc.		76,740	350,740
Sumitomo Realty & Development Co. Ltd.		8,500	365,131
Sumitomo Rubber Industries Ltd.		3,600	52,033
Suntory Beverage & Food Ltd.		3,200	125,430
Suruga Bank Ltd.		4,000	77,696
Suzuken Co. Ltd.		1,460	54,386
Suzuki Motor Corp.		8,300	260,384
Sysmex Corp.		3,500	131,605
T&D Holdings, Inc.		13,600	184,981
Taiheiyo Cement Corp.		27,000	108,865
Taisei Corp.		23,000	127,470
Taisho Pharmaceutical Holdings Co. Ltd.		690	50,332
Taiyo Nippon Sanso Corp.		5,000	44,294
Takashimaya Co. Ltd.		7,000	67,988
Takeda Pharmaceutical Co. Ltd.		18,520	859,564
TDK Corp.		3,000	140,852
Teijin Ltd.		19,000	47,686
Terumo Corp.		7,000	156,820
THK Co. Ltd.		2,500	58,939
Tobu Railway Co. Ltd.		22,000	115,214
Toho Co. Ltd.		2,400	56,287
Toho Gas Co. Ltd.		9,000	49,431
Tohoku Electric Power Co., Inc.		10,100	118,202
Tokio Marine Holdings, Inc.		16,300	536,494
Tokyo Electric Power Co., Inc.	*	31,900	132,595
Tokyo Electron Ltd.		4,000	272,617
Tokyo Gas Co. Ltd.		54,000	315,431
Tokyo Tatemono Co. Ltd.		10,351	95,875
Tokyu Corp.		26,000	184,415
Tokyu Fudosan Holdings Corp.		12,300	97,084
TonenGeneral Sekiyu K.K.	†	7,000	66,484
Toppan Printing Co. Ltd.		12,000	92,787
Toray Industries, Inc.		35,000	230,301
Toshiba Corp.		95,000	444,071
TOTO Ltd.		6,000	80,916
Toyo Seikan Group Holdings Ltd.		3,400	52,269
Toyo Suisan Kaisha Ltd.		2,000	61,649
Toyoda Gosei Co. Ltd.		1,200	24,944
Toyota Industries Corp.		3,700	191,180
Toyota Motor Corp.		64,200	3,843,822
Toyota Tsusho Corp.		4,900	141,005
Trend Micro, Inc.		2,200	72,494
Unicharm Corp.		3,000	178,864
United Urban Investment Corp. REIT		57	92,023
USS Co. Ltd.		4,600	78,514
West Japan Railway Co.		3,700	162,987
Yahoo! Japan Corp.		34,000	157,011
Yakult Honsha Co. Ltd.		1,900	96,232
Yamada Denki Co. Ltd.	†	21,200	75,573
Yamaguchi Financial Group, Inc.		6,000	63,276
Yamaha Corp.		3,900	61,661

		Shares	Value
Yamaha Motor Co. Ltd.		6,600	$113,655
Yamato Holdings Co. Ltd.		8,100	167,905
Yamato Kogyo Co. Ltd.		1,200	35,227
Yamazaki Baking Co. Ltd.		2,000	24,981
Yaskawa Electric Corp.		5,000	60,612
Yokogawa Electric Corp.		4,300	54,463
Yokohama Rubber Co. Ltd. (The)		4,000	34,627

			64,409,289

Jersey, Channel Islands—0.1%
Randgold Resources Ltd.		2,006	168,921

Luxembourg—0.4%
Altice SA	*	1,644	114,697
ArcelorMittal		23,084	344,140
Millicom International Cellular SA SDR		1,447	132,456
RTL Group SA		895	99,341
SES SA FDR		7,061	267,945
Tenaris SA		10,782	254,047

			1,212,626

Macau—0.2%
MGM China Holdings Ltd.		22,800	79,073
Sands China Ltd.		55,694	420,361
Wynn Macau Ltd.		36,856	144,353

			643,787

Malta—0.0%
BGP Holdings plc	*‡d	142,647	—

Mexico—0.0%
Fresnillo plc		4,532	68,105

Netherlands—4.6%
Aegon NV		41,057	358,159
Akzo Nobel NV		5,532	414,785
ASML Holding NV		8,368	780,411
Corio NV REIT		1,559	79,570
Delta Lloyd NV		4,662	118,366
Fugro NV CVA		1,837	105,047
Gemalto NV		1,816	188,510
Heineken Holding NV		2,289	150,422
Heineken NV		5,320	381,865
ING Groep NV CVA	*	89,648	1,257,984
Koninklijke Ahold NV		21,455	402,305
Koninklijke Boskalis Westminster NV	†	1,891	108,444
Koninklijke DSM NV		3,908	284,394
Koninklijke KPN NV	*	73,017	266,225
Koninklijke Philips NV		22,264	706,622
Koninklijke Vopak NV		1,674	81,734
OCI	*	2,290	89,374
Qiagen NV	*	5,534	133,841
Randstad Holding NV		2,923	158,453
Reed Elsevier NV		16,460	377,975
Royal Dutch Shell plc, Class A		90,712	3,748,469
Royal Dutch Shell plc, Class B		56,953	2,475,184
TNT Express NV	†	10,463	94,662
Unilever NV CVA		37,981	1,662,545
Wolters Kluwer NV		6,716	198,938
Ziggo NV		3,347	154,787

			14,779,071

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2014 (Unaudited)

Vantagepoint Overseas Equity Index Fund		Shares	Value
COMMON STOCKS—(Continued)
New Zealand—0.1%
Auckland International Airport Ltd.	†	23,175	$79,127
Contact Energy Ltd.		7,698	35,754
Fletcher Building Ltd.		15,897	122,549
Ryman Healthcare Ltd.		9,185	68,760
Telecom Corp of New Zealand Ltd.		43,732	102,637
Xero Ltd.	*	1,422	32,326

			441,153

Norway—0.7%
Aker Solutions ASA		3,966	68,834
DnB ASA		22,538	411,798
Gjensidige Forsikring ASA		4,268	76,515
Norsk Hydro ASA		31,573	169,060
Orkla ASA		19,594	174,366
Statoil ASA		26,113	802,684
Telenor ASA		17,212	391,891
Yara International ASA	†	4,154	208,110

			2,303,258

Portugal—0.2%
Banco Espirito Santo SA (Registered)	*†	71,807	59,079
EDP—Energias de Portugal SA		52,494	263,394
Galp Energia SGPS SA		9,269	169,897
Jeronimo Martins SGPS SA		5,514	90,659

			583,029

Singapore—1.3%
Ascendas Real Estate Investment Trust REIT		48,786	90,152
CapitaCommercial Trust REIT		40,000	54,633
CapitaLand Ltd.		58,500	150,231
CapitaMall Trust REIT		54,000	85,594
City Developments Ltd.		10,000	82,154
ComfortDelGro Corp. Ltd.		47,000	94,252
DBS Group Holdings Ltd.		39,730	534,356
Genting Singapore plc		148,000	158,016
Global Logistic Properties Ltd.		71,779	155,562
Golden Agri-Resources Ltd.		176,320	78,637
Hutchison Port Holdings Trust		119,000	85,701
Jardine Cycle & Carriage Ltd.		2,349	83,483
Keppel Corp. Ltd.		33,400	289,126
Keppel Land Ltd.		16,000	43,400
Olam International Ltd.		11,000	22,765
Oversea-Chinese Banking Corp. Ltd.		59,699	457,899
SembCorp Industries Ltd.		22,340	96,265
Sembcorp Marine Ltd.		17,000	55,935
Singapore Airlines Ltd.		12,400	103,193
Singapore Exchange Ltd.		20,000	111,554
Singapore Press Holdings Ltd.		35,500	118,711
Singapore Technologies Engineering Ltd.		35,000	106,771
Singapore Telecommunications Ltd.		187,159	578,451
StarHub Ltd.		12,730	42,607
United Overseas Bank Ltd.		29,000	524,399
UOL Group Ltd.		9,000	47,110
Wilmar International Ltd.		46,000	117,754

			4,368,711

		Shares	Value
Spain—3.6%
Abertis Infraestructuras SA		9,870	$227,072
ACS Actividades de Construccion y Servicios SA		4,129	188,985
Amadeus IT Holding SA, Class A		8,787	362,229
Banco Bilbao Vizcaya Argentaria SA		137,521	1,752,763
Banco de Sabadell SA	†	77,461	264,393
Banco Popular Espanol SA		41,506	277,275
Banco Santander SA		274,888	2,872,377
Bankia SA	*	109,984	213,223
CaixaBank SA	*‡	460	2,838
CaixaBank SA		40,069	247,188
Distribuidora Internacional de Alimentacion SA		14,991	137,981
Enagas SA		4,406	141,824
Ferrovial SA		8,975	199,972
Gas Natural SDG SA	†	8,319	262,824
Grifols SA		3,344	182,716
Iberdrola SA		119,238	912,116
Inditex SA		5,005	770,294
Mapfre SA		23,259	92,675
Red Electrica Corp. SA	†	2,434	222,497
Repsol SA		20,231	533,424
Telefonica SA		95,505	1,639,616
Zardoya Otis SA		3,986	70,973

			11,575,255

Sweden—2.9%
Alfa Laval AB		7,040	181,280
Assa Abloy AB, Class B		7,564	384,750
Atlas Copco AB, Class A		15,801	456,193
Atlas Copco AB, Class B		8,727	232,884
Boliden AB		6,549	95,011
Electrolux AB, Series B		5,561	140,341
Elekta AB, Class B	†	8,106	102,954
Getinge AB, Class B		4,736	124,014
Hennes & Mauritz AB, Class B		22,191	968,855
Hexagon AB, Class B		6,092	196,277
Husqvarna AB, Class B		10,042	78,042
Industrivarden AB, Class C		2,912	57,484
Investment AB Kinnevik, Class B		5,227	222,714
Investor AB, Class B		10,509	393,785
Lundin Petroleum AB	*	5,158	104,258
Nordea Bank AB		70,978	1,000,644
Sandvik AB	†	24,643	336,554
Securitas AB, Class B		6,530	77,428
Skandinaviska Enskilda Banken AB, Class A		35,721	476,795
Skanska AB, Class B		8,716	198,971
SKF AB, Class B		9,043	230,575
Svenska Cellulosa AB SCA, Class B		13,298	346,332
Svenska Handelsbanken AB, Class A		11,471	560,927
Swedbank AB, Class A		21,259	563,090
Swedish Match AB		4,560	158,221
Tele2 AB, Class B	†	7,688	90,476
Telefonaktiebolaget LM Ericsson, Class B		71,180	859,908
TeliaSonera AB		54,929	401,091
Volvo AB, Class B		35,111	483,360

			9,523,214

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2014 (Unaudited)

Vantagepoint Overseas Equity Index Fund		Shares	Value
COMMON STOCKS—(Continued)
Switzerland—9.5%
ABB Ltd. (Registered)	*	51,345	$1,181,466
Actelion Ltd. (Registered)	*	2,384	301,742
Adecco SA (Registered)	*	3,856	317,325
Aryzta AG	*	1,970	186,567
Baloise Holding AG (Registered)		1,095	128,933
Barry Callebaut AG (Registered)	*	53	71,987
Cie Financiere Richemont SA (Registered)		12,184	1,276,753
Coca-Cola HBC AG CDI	*	4,538	104,176
Credit Suisse Group AG (Registered)	*	35,427	1,007,525
EMS-Chemie Holding AG (Registered)		200	79,809
Geberit AG (Registered)		877	307,646
Givaudan SA (Registered)	*	209	348,179
Glencore plc	*	247,862	1,381,266
Holcim Ltd. (Registered)	*	5,386	473,092
Julius Baer Group Ltd.	*	5,212	214,731
Kuehne + Nagel International AG (Registered)		1,244	165,415
Lindt & Spruengli AG (Participation Certificates)		21	106,879
Lindt & Spruengli AG (Registered)		2	123,511
Lonza Group AG (Registered)	*	1,256	136,588
Nestle SA (Registered)		75,005	5,811,909
Novartis AG (Registered)		53,512	4,845,960
Pargesa Holding SA (Bearer)		689	61,843
Partners Group Holding AG		407	111,190
Roche Holding AG (Genusschein)		16,344	4,869,807
Schindler Holding AG (Participation Certificates)		1,021	155,085
Schindler Holding AG (Registered)		508	76,545
SGS SA (Registered)		127	303,902
Sika AG (Bearer)		51	208,366
Sonova Holding AG (Registered)		1,286	196,067
STMicroelectronics NV		15,057	134,896
Sulzer AG (Registered)		604	84,639
Swatch Group AG (The) (Bearer)		727	438,357
Swatch Group AG (The) (Registered)		1,205	133,684
Swiss Life Holding AG (Registered)	*	719	170,433
Swiss Prime Site AG (Registered)	*	1,302	107,847
Swiss Re AG	*	8,248	733,389
Swisscom AG (Registered)		539	313,093
Syngenta AG (Registered)		2,179	805,030
Transocean Ltd.	†	8,337	374,566
UBS AG (Registered)	*	85,124	1,560,707
Wolseley plc		6,140	336,356
Zurich Insurance Group AG	*	3,480	1,048,128

			30,795,389

United Kingdom—18.1%
3i Group plc		22,934	157,614
Aberdeen Asset Management plc		21,473	166,648
Admiral Group plc		4,536	120,189
Aggreko plc		5,666	159,969
AMEC plc		6,851	142,260
Anglo American plc		32,630	799,708
Antofagasta plc		9,365	122,344
ARM Holdings plc		33,110	497,871

		Shares	Value
ASOS plc	*	1,272	$64,419
Associated British Foods plc		8,389	437,508
AstraZeneca plc (London Exchange)		29,378	2,185,655
Aviva plc		69,147	603,292
Babcock International Group plc		11,458	227,750
BAE Systems plc		72,681	538,329
Barclays plc		381,381	1,389,286
BG Group plc		79,487	1,677,285
BHP Billiton plc		49,252	1,601,134
BP plc		429,754	3,784,381
British American Tobacco plc		43,931	2,613,995
British Land Co. plc REIT		21,737	261,184
British Sky Broadcasting Group plc		23,835	368,617
BT Group plc		184,695	1,213,643
Bunzl plc		7,633	211,904
Burberry Group plc		9,923	251,856
Capita plc		15,613	305,879
Centrica plc		119,062	636,223
CNH Industrial NV		21,539	221,009
Cobham plc		25,547	136,488
Compass Group plc		41,891	728,335
Croda International plc		3,042	114,565
Diageo plc		58,537	1,864,351
Direct Line Insurance Group plc		33,901	156,448
easyJet plc		3,729	87,082
G4S plc		35,619	155,506
GKN plc		37,440	232,427
GlaxoSmithKline plc		113,113	3,011,656
Hammerson plc REIT		16,762	166,326
Hargreaves Lansdown plc		5,780	122,371
HSBC Holdings plc (London Exchange)		438,138	4,444,944
ICAP plc		12,886	83,719
IMI plc		6,234	158,514
Imperial Tobacco Group plc		22,498	1,012,141
Inmarsat plc		9,544	121,987
InterContinental Hotels Group plc		6,043	250,007
International Consolidated Airlines Group SA	*	23,054	146,290
Intertek Group plc		3,711	174,482
Intu Properties plc REIT		20,021	106,794
Investec plc		13,127	120,942
ITV plc		90,839	276,827
J. Sainsbury plc		27,239	147,035
Johnson Matthey plc		4,874	258,446
Kingfisher plc		54,800	336,412
Land Securities Group plc REIT		17,867	316,594
Legal & General Group plc		138,991	535,463
Lloyds Banking Group plc	*	1,331,201	1,692,055
London Stock Exchange Group plc		3,970	136,300
Marks & Spencer Group plc		38,692	281,457
Meggitt plc		18,415	159,438
Melrose Industries plc		25,010	111,292
National Grid plc		87,081	1,253,689
Next plc		3,578	396,096
Old Mutual plc		110,965	375,002
Pearson plc		18,903	373,231
Persimmon plc	*‡	6,790	8,134

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2014 (Unaudited)

Vantagepoint Overseas Equity Index Fund		Shares	Value
COMMON STOCKS—(Continued)
Persimmon plc	*	6,790	$147,884
Petrofac Ltd.		5,685	116,939
Prudential plc		59,753	1,369,028
Reckitt Benckiser Group plc		15,125	1,318,827
Reed Elsevier plc		26,461	425,226
Rexam plc		15,369	140,671
Rio Tinto plc		29,666	1,601,794
Rolls-Royce Holdings plc	*	43,128	787,980
Royal Bank of Scotland Group plc	*	56,291	316,368
Royal Mail plc	*	14,826	126,524
RSA Insurance Group plc		23,672	192,263
SABMiller plc		22,493	1,303,582
Sage Group plc (The)		25,222	165,658
Schroders plc		3,024	129,585
Segro plc REIT		15,885	93,775
Severn Trent plc		5,504	181,950
Smith & Nephew plc		20,304	359,340
Smiths Group plc		9,429	208,944
Sports Direct International plc	*	6,001	72,516
SSE plc		22,667	607,227
Standard Chartered plc (London Exchange)		56,670	1,158,340
Standard Life plc		53,909	344,882
Subsea 7 SA		6,827	127,252
Tate & Lyle plc		11,052	129,308
Tesco plc		189,303	920,048
Travis Perkins plc		5,478	153,413
TUI Travel plc		12,574	85,597
Tullow Oil plc		21,085	307,604
Unilever plc		29,948	1,357,528
United Utilities Group plc		15,893	239,828
Vodafone Group plc		616,096	2,059,166
Weir Group plc (The)		4,877	218,526
Whitbread plc		4,293	323,866
William Hill plc		19,270	108,192
Wm Morrison Supermarkets plc		49,809	156,214
WPP plc		31,537	687,251

			58,855,894

United States—0.0%
Carnival plc		4,082	153,977

TOTAL COMMON STOCKS
(Cost $274,036,202)			316,683,423

PREFERRED STOCKS—0.6%
Germany—0.6%
Bayerische Motoren Werke AG		1,259	120,540
Fuchs Petrolub SE		1,724	77,789
Henkel AG & Co. KGaA		4,190	484,081
Porsche Automobil Holding SE		3,536	367,647
Volkswagen AG		3,799	995,021

			2,045,078

United Kingdom—0.0%
Rolls-Royce Holdings plc	*‡	5,434,906	9,301

TOTAL PREFERRED STOCKS
(Cost $1,324,854)			2,054,379

Coupon Rate	Maturity Date		Face	Value
U.S. TREASURY OBLIGATIONS—0.1%
U.S. Treasury Bills—0.1%
U.S. Treasury Bill
0.027%	09/11/2014
(Cost $274,985)		‡‡	$275,000	$274,992

			Shares	Value
RIGHTS—0.0%
Australia—0.0%
Bank of Queensland Ltd., Expires 12/29/21, Strike AUD 1.00		*‡	890	1,407
Hong Kong—0.0%
HKT Trust and HKT Ltd., Expires 07/15/14, Strike HKD 1.00		*‡	8,100	2,396
Spain—0.0%
Repsol SA, Expires 07/04/14, Strike EUR 1.00		*†	19,624	13,355

TOTAL RIGHTS
(Cost $—)				17,158

MONEY MARKET FUNDS—5.2%
Institutional Money Market Funds—5.2%
Dreyfus Institutional Cash Advantage Fund, 0.06%		††¥	1,450,000	1,450,000
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class, 0.09%			¥8,601,787	8,601,787
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class, 0.09%		††¥	1,167,319	1,167,319
Fidelity Institutional Money Market: Prime Money Market Portfolio—Institutional Class, 0.06%		††¥	1,450,000	1,450,000
Short-Term Investments Trust Liquid Assets Portfolio—Institutional Class, 0.06%		††¥	1,450,000	1,450,000
Wells Fargo Advantage Cash Investment Money Market Fund—Select Class, 0.07%		††¥	1,450,000	1,450,000
Wells Fargo Advantage Heritage Money Market Fund—Select Class, 0.07%		††¥	1,450,000	1,450,000

TOTAL MONEY MARKET FUNDS
(Cost $17,019,106)				17,019,106

TOTAL INVESTMENTS—103.6%
(Cost $292,655,147)				336,049,058
Other assets less liabilities—(3.6%)				(11,702,232)

NET ASSETS—100.0%				$324,346,826

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2014 (Unaudited)

Notes to the Schedule of Investments:

CDI	Chess Depository Interest
CVA	Dutch Certificate of Shares
FDR	Fiduciary Depository Receipt
REIT	Real Estate Investment Trust
RSP	Risparmio (Italian Savings Shares)
SDR	Swedish Depository Receipt
VVPR	Verlaagde Vooheffing Precompte Reduit (Belgian dividend coupon)
*	Non-income producing.
†	Denotes all or a portion of the security on loan.
d	Security has no market value at June 30, 2014.
‡	Security valued at fair value as determined by policies approved by the Board of Directors. (Total Market Value $24,076)
‡‡	Security or a portion of the security has been pledged as collateral for futures contracts and/or options contracts.
††	Represents reinvestment of collateral received in conjunction with securities lending.
¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2014 (Unaudited)

Vantagepoint Overseas Equity Index Fund
Percentage of Portfolio by Industry:

COMMON STOCKS
Banks	13.0%
Pharmaceuticals	8.8%
Oil, Gas & Consumable Fuels	6.5%
Insurance	5.1%
Food Products	3.8%
Metals & Mining	3.6%
Automobiles	3.5%
Chemicals	3.3%
Diversified Telecommunication Services	3.2%
Machinery	2.4%
Beverages	2.4%
Food & Staples Retailing	1.9%
Real Estate Management & Development	1.9%
Capital Markets	1.9%
Textiles, Apparel & Luxury Goods	1.7%
Wireless Telecommunication Services	1.7%
Electric Utilities	1.6%
Multi-Utilities	1.5%
Media	1.5%
Industrial Conglomerates	1.5%
Real Estate Investment Trusts (REITs)	1.5%
Tobacco	1.5%
Diversified Financial Services	1.4%
Electrical Equipment	1.4%
Hotels, Restaurants & Leisure	1.3%
Electronic Equipment, Instruments & Components	1.2%
Auto Components	1.1%
Trading Companies & Distributors	1.1%
Aerospace & Defense	1.1%
Road & Rail	1.0%
Software	0.9%
Specialty Retail	0.9%
Construction & Engineering	0.8%
Semiconductors & Semiconductor Equipment	0.7%
Household Products	0.7%
Health Care Equipment & Supplies	0.7%
Household Durables	0.7%
Technology Hardware, Storage & Peripherals	0.7%
Personal Products	0.6%
Professional Services	0.6%
Construction Materials	0.6%
Building Products	0.6%
Energy Equipment & Services	0.6%
Gas Utilities	0.5%
Commercial Services & Supplies	0.5%
IT Services	0.5%
Health Care Providers & Services	0.4%
Air Freight & Logistics	0.4%
Biotechnology	0.4%
Transportation Infrastructure	0.4%
Communications Equipment	0.3%
Multiline Retail	0.3%
Marine	0.3%
Leisure Products	0.2%
Airlines	0.2%
Containers & Packaging	0.1%
Consumer Finance	0.1%
Life Sciences Tools & Services	0.1%

Water Utilities	0.1%
Internet Software & Services	0.1%
Independent Power and Renewable Electricity Producers	0.1%
Paper & Forest Products	0.1%
Internet & Catalog Retail	0.1%
Health Care Technology	0.0%
Diversified Consumer Services	0.0%
Distributors	0.0%

97.7%

PREFERRED STOCKS
Automobiles	0.5%
Household Products	0.1%
Aerospace & Defense	0.0%
Chemicals	0.0%

0.6%

RIGHTS
Diversified Telecommunication Services	0.0%
Oil, Gas & Consumable Fuels	0.0%
Banks	0.0%

0.0%

TOTAL COMMON STOCKS/PREFERRED STOCKS	98.3%

U.S. TREASURY OBLIGATIONS
U.S. Treasury Bills	0.1%

MONEY MARKET FUNDS
Institutional Money Market Funds	5.2%

TOTAL INVESTMENTS	103.6%
Other assets less liabilities	(3.6)%

TOTAL NET ASSETS	100.0%

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS

June 30, 2014 (Unaudited)

Vantagepoint Model Portfolio Conservative Growth Fund	Shares	Value
AFFILIATED MUTUAL FUNDS—99.1%
Vantagepoint Aggressive Opportunities Fund Class T	712,974	$9,589,505
Vantagepoint Core Bond Index Fund Class T	10,682,402	109,494,620
Vantagepoint Discovery Fund Class T	846,203	9,739,794
Vantagepoint Diversifying Strategies Fund	5,626,385	61,158,809
Vantagepoint Equity Income Fund Class T	4,170,411	49,794,713
Vantagepoint Growth & Income Fund Class T	2,538,032	35,811,636
Vantagepoint Growth Fund Class T	2,471,703	32,774,777
Vantagepoint High Yield Fund Class T	6,447,625	64,798,628
Vantagepoint Inflation Focused Fund Class T	4,609,432	50,519,377
Vantagepoint International Fund Class T	3,640,887	42,998,874
Vantagepoint Low Duration Bond Fund Class T	18,186,782	184,595,834
Vantagepoint Select Value Fund Class T	1,269,591	17,418,793

Total Affiliated Mutual Funds
(Cost $600,874,788)		668,695,360

EXCHANGE TRADED FUND—0.9%
Vanguard FTSE Emerging Markets ETF
(Cost $5,911,104)	139,850	6,031,731

MONEY MARKET FUND—0.0%
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class, 0.09%
(Cost $251,401)	¥251,401	251,401

TOTAL INVESTMENTS—100.0%
(Cost $607,037,293)		674,978,492
Other assets less liabilities—(0.0%)		(266,420)

NET ASSETS—100.0%		$674,712,072

Legend to the Schedule of Investments:

¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS

June 30, 2014 (Unaudited)

Vantagepoint Model Portfolio Traditional Growth Fund	Shares	Value
AFFILIATED MUTUAL FUNDS—98.4%
Vantagepoint Aggressive Opportunities Fund Class T	4,015,869	$54,013,432
Vantagepoint Core Bond Index Fund Class T	26,921,672	275,947,137
Vantagepoint Discovery Fund Class T	4,079,709	46,957,449
Vantagepoint Diversifying Strategies Fund	19,377,326	210,631,530
Vantagepoint Equity Income Fund Class T	16,273,930	194,310,720
Vantagepoint Growth & Income Fund Class T	14,124,327	199,294,249
Vantagepoint Growth Fund Class T	11,915,225	157,995,889
Vantagepoint High Yield Fund Class T	8,349,302	83,910,487
Vantagepoint Inflation Focused Fund Class T	5,349,616	58,631,789
Vantagepoint International Fund Class T	16,344,869	193,032,901
Vantagepoint Low Duration Bond Fund Class T	16,357,941	166,033,101
Vantagepoint Select Value Fund Class T	5,799,109	79,563,782

Total Affiliated Mutual Funds
(Cost $1,419,201,695)		1,720,322,466

EXCHANGE TRADED FUND—1.6%
Vanguard FTSE Emerging Markets ETF
(Cost $27,035,410)	638,500	27,538,505

MONEY MARKET FUND—0.0%
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class, 0.09%
(Cost $615,402)	¥615,402	615,402

TOTAL INVESTMENTS—100.0%
(Cost $1,446,852,507)		1,748,476,373
Other assets less liabilities—(0.0%)		(340,908)

NET ASSETS—100.0%		$1,748,135,465

Legend to the Schedule of Investments:

¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS

June 30, 2014 (Unaudited)

Vantagepoint Model Portfolio Long-Term Growth Fund		Shares	Value
AFFILIATED MUTUAL FUNDS—98.0%
Vantagepoint Aggressive Opportunities Fund Class T		8,567,629	$115,234,612
Vantagepoint Core Bond Index Fund Class T		26,291,656	269,489,478
Vantagepoint Discovery Fund Class T		7,546,493	86,860,131
Vantagepoint Diversifying Strategies Fund		27,478,789	298,694,432
Vantagepoint Equity Income Fund Class T		28,447,142	339,658,871
Vantagepoint Growth & Income Fund Class T		23,873,474	336,854,714
Vantagepoint Growth Fund Class T		19,145,182	253,865,111
Vantagepoint High Yield Fund Class T		6,714,524	67,480,967
Vantagepoint International Fund Class T		27,355,661	323,070,356
Vantagepoint Select Value Fund Class T		11,502,405	157,813,003

Total Affiliated Mutual Funds
(Cost $1,776,010,811)			2,249,021,675

EXCHANGE TRADED FUND—2.0%
Vanguard FTSE Emerging Markets ETF (Cost $45,565,000)		1,064,750	45,922,667

MONEY MARKET FUND—0.0%
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class, 0.09%
(Cost $1,057,972)	¥	1,057,972	1,057,972

TOTAL INVESTMENTS—100.0%
(Cost $1,822,633,783)			2,296,002,314
Other assets less liabilities—(0.0%)			(493,011)

NET ASSETS—100.0%			$2,295,509,303

Legend to the Schedule of Investments:

¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS

June 30, 2014 (Unaudited)

Vantagepoint Model Portfolio All-Equity Growth Fund	Shares	Value
AFFILIATED MUTUAL FUNDS—97.1%
Vantagepoint Aggressive Opportunities Fund Class T	6,695,134	$90,049,556
Vantagepoint Discovery Fund Class T	5,301,746	61,023,100
Vantagepoint Equity Income Fund Class T	18,688,360	223,139,015
Vantagepoint Growth & Income Fund Class T	11,870,266	167,489,447
Vantagepoint Growth Fund Class T	10,246,547	135,869,220
Vantagepoint International Fund Class T	13,930,378	164,517,766
Vantagepoint Select Value Fund Class T	7,249,829	99,467,657

Total Affiliated Mutual Funds
(Cost $702,275,985)		941,555,761

EXCHANGE TRADED FUND—2.9%
Vanguard FTSE Emerging Markets ETF
(Cost $27,534,989)	649,650	28,019,404

MONEY MARKET FUND—0.1%
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class, 0.09%
(Cost $931,083)	¥931,083	931,083

TOTAL INVESTMENTS—100.1%
(Cost $730,742,057)		970,506,248
Other assets less liabilities—(0.1%)		(542,757)

NET ASSETS—100.0%		$969,963,491

Legend to the Schedule of Investments:

¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS

June 30, 2014 (Unaudited)

Vantagepoint Milestone Retirement Income Fund	Shares	Value
AFFILIATED MUTUAL FUNDS—98.8%
Vantagepoint Aggressive Opportunities Fund Class T	90,131	$1,212,262
Vantagepoint Core Bond Index Fund Class T	6,758,207	69,271,623
Vantagepoint Discovery Fund Class T	106,628	1,227,294
Vantagepoint Diversifying Strategies Fund	2,185,646	23,757,971
Vantagepoint Equity Income Fund Class T	2,097,186	25,040,398
Vantagepoint Growth & Income Fund Class T	1,775,748	25,055,799
Vantagepoint Growth Fund Class T	713,704	9,463,721
Vantagepoint High Yield Fund Class T	1,874,339	18,837,111
Vantagepoint Inflation Focused Fund Class T	3,228,483	35,384,172
Vantagepoint International Fund Class T	1,808,310	21,356,136
Vantagepoint Low Duration Bond Fund Class T	8,688,076	88,183,971
Vantagepoint Mid/Small Company Index Fund Class T	651,995	13,639,736
Vantagepoint Select Value Fund Class T	87,836	1,205,112

Total Affiliated Mutual Funds
(Cost $317,955,430)		333,635,306

EXCHANGE TRADED FUND—1.2%
Vanguard FTSE Emerging Markets ETF
(Cost $4,101,845)	96,800	4,174,984

MONEY MARKET FUND—0.0%
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class, 0.09%
(Cost $131,012)	¥131,012	131,012

TOTAL INVESTMENTS—100.0%
(Cost $322,188,287)		337,941,302
Other assets less liabilities—(0.0%)		(60,921)

NET ASSETS—100.0%		$337,880,381

Legend to the Schedule of Investments:

¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS

June 30, 2014 (Unaudited)

Vantagepoint Milestone 2010 Fund	Shares	Value
AFFILIATED MUTUAL FUNDS—98.6%
Vantagepoint Aggressive Opportunities Fund Class T	61,740	$830,401
Vantagepoint Core Bond Index Fund Class T	6,152,731	63,065,493
Vantagepoint Discovery Fund Class T	72,705	836,837
Vantagepoint Diversifying Strategies Fund	2,782,550	30,246,321
Vantagepoint Equity Income Fund Class T	2,190,312	26,152,330
Vantagepoint Growth & Income Fund Class T	1,505,721	21,245,726
Vantagepoint Growth Fund Class T	1,213,009	16,084,506
Vantagepoint High Yield Fund Class T	1,643,326	16,515,422
Vantagepoint Inflation Focused Fund Class T	2,579,268	28,268,781
Vantagepoint International Fund Class T	1,858,785	21,952,255
Vantagepoint Low Duration Bond Fund Class T	5,429,672	55,111,169
Vantagepoint Mid/Small Company Index Fund Class T	714,475	14,946,823
Vantagepoint Select Value Fund Class T	60,165	825,466
Total Affiliated Mutual Funds
(Cost $274,549,306)		296,081,530

EXCHANGE TRADED FUND—1.4%
Vanguard FTSE Emerging Markets ETF
(Cost $4,063,806)	95,900	4,136,167

MONEY MARKET FUND—0.0%
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class, 0.09%
(Cost $113,943)	¥113,943	113,943

TOTAL INVESTMENTS—100.0%
(Cost $278,727,055)		300,331,640
Other assets less liabilities—(0.0%)		(63,794)

NET ASSETS—100.0%		$300,267,846

Legend to the Schedule of Investments:

¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS

June 30, 2014 (Unaudited)

Vantagepoint Milestone 2015 Fund	Shares	Value
AFFILIATED MUTUAL FUNDS—98.2%
Vantagepoint Aggressive Opportunities Fund Class T	220,021	$2,959,281
Vantagepoint Core Bond Index Fund Class T	10,635,110	109,009,883
Vantagepoint Discovery Fund Class T	258,736	2,978,054
Vantagepoint Diversifying Strategies Fund	6,729,144	73,145,790
Vantagepoint Equity Income Fund Class T	4,963,269	59,261,438
Vantagepoint Growth & Income Fund Class T	3,192,790	45,050,270
Vantagepoint Growth Fund Class T	2,842,931	37,697,269
Vantagepoint High Yield Fund Class T	2,663,838	26,771,571
Vantagepoint Inflation Focused Fund Class T	3,307,045	36,245,216
Vantagepoint International Fund Class T	4,379,307	51,719,618
Vantagepoint Low Duration Bond Fund Class T	9,180,396	93,181,022
Vantagepoint Mid/Small Company Index Fund Class T	1,488,873	31,147,221
Vantagepoint Select Value Fund Class T	214,612	2,944,483

Total Affiliated Mutual Funds
(Cost $515,732,279)		572,111,116

EXCHANGE TRADED FUND—1.8%
Vanguard FTSE Emerging Markets ETF
(Cost $10,042,694)	236,350	10,193,776

MONEY MARKET FUND—0.0%
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class, 0.09%
(Cost $272,834)	¥272,834	272,834

TOTAL INVESTMENTS—100.0%
(Cost $526,047,807)		582,577,726
Other assets less liabilities—(0.0%)		(107,146)

NET ASSETS—100.0%		$582,470,580

Legend to the Schedule of Investments:

¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS

June 30, 2014 (Unaudited)

Vantagepoint Milestone 2020 Fund	Shares	Value
AFFILIATED MUTUAL FUNDS—97.9%
Vantagepoint Aggressive Opportunities Fund Class T	328,022	$4,411,899
Vantagepoint Core Bond Index Fund Class T	13,202,753	135,328,219
Vantagepoint Discovery Fund Class T	388,373	4,470,171
Vantagepoint Diversifying Strategies Fund	8,593,090	93,406,884
Vantagepoint Equity Income Fund Class T	7,387,558	88,207,441
Vantagepoint Growth & Income Fund Class T	4,772,669	67,342,363
Vantagepoint Growth Fund Class T	3,997,690	53,009,368
Vantagepoint High Yield Fund Class T	3,026,112	30,412,430
Vantagepoint Inflation Focused Fund Class T	2,608,557	28,589,780
Vantagepoint International Fund Class T	6,289,748	74,281,928
Vantagepoint Low Duration Bond Fund Class T	7,324,552	74,344,204
Vantagepoint Mid/Small Company Index Fund Class T	2,208,894	46,210,062
Vantagepoint Select Value Fund Class T	319,120	4,378,324

Total Affiliated Mutual Funds
(Cost $615,956,010)		704,393,073

EXCHANGE TRADED FUND—2.0%
Vanguard FTSE Emerging Markets ETF
(Cost $14,067,489)	333,000	14,362,290

MONEY MARKET FUND—0.1%
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class, 0.09%
(Cost $587,148)	¥587,148	587,148

TOTAL INVESTMENTS—100.0%
(Cost $630,610,647)		719,342,511
Other assets less liabilities—(0.0%)		(56,402)

NET ASSETS—100.0%		$719,286,109

Legend to the Schedule of Investments:

¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS

June 30, 2014 (Unaudited)

Vantagepoint Milestone 2025 Fund	Shares	Value
AFFILIATED MUTUAL FUNDS—97.4%
Vantagepoint Aggressive Opportunities Fund Class T	307,789	$4,139,768
Vantagepoint Core Bond Index Fund Class T	9,008,690	92,339,070
Vantagepoint Discovery Fund Class T	364,397	4,194,209
Vantagepoint Diversifying Strategies Fund	8,104,246	88,093,150
Vantagepoint Equity Income Fund Class T	7,392,562	88,267,192
Vantagepoint Growth & Income Fund Class T	4,352,985	61,420,612
Vantagepoint Growth Fund Class T	3,995,331	52,978,091
Vantagepoint High Yield Fund Class T	2,485,648	24,980,761
Vantagepoint Inflation Focused Fund Class T	820,177	8,989,145
Vantagepoint International Fund Class T	5,995,944	70,812,096
Vantagepoint Low Duration Bond Fund Class T	4,408,846	44,749,790
Vantagepoint Mid/Small Company Index Fund Class T	2,078,979	43,492,249
Vantagepoint Select Value Fund Class T	302,574	4,151,313

Total Affiliated Mutual Funds
(Cost $504,068,663)		588,607,446

EXCHANGE TRADED FUND—2.5%
Vanguard FTSE Emerging Markets ETF
(Cost $14,620,618)	346,650	14,951,015

MONEY MARKET FUND—0.1%
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class, 0.09%
(Cost $471,940)	¥471,940	471,940

TOTAL INVESTMENTS—100.0%
(Cost $519,161,221)		604,030,401
Other assets less liabilities—(0.0%)		(131,480)

NET ASSETS—100.0%		$603,898,921

Legend to the Schedule of Investments:

¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS

June 30, 2014 (Unaudited)

Vantagepoint Milestone 2030 Fund	Shares	Value
AFFILIATED MUTUAL FUNDS—97.1%
Vantagepoint Aggressive Opportunities Fund Class T	294,226	$3,957,340
Vantagepoint Core Bond Index Fund Class T	6,357,762	65,167,065
Vantagepoint Discovery Fund Class T	347,482	3,999,520
Vantagepoint Diversifying Strategies Fund	6,839,614	74,346,609
Vantagepoint Equity Income Fund Class T	6,897,232	82,352,952
Vantagepoint Growth & Income Fund Class T	3,671,693	51,807,593
Vantagepoint Growth Fund Class T	3,995,461	52,979,818
Vantagepoint High Yield Fund Class T	1,588,831	15,967,748
Vantagepoint Inflation Focused Fund Class T	262,726	2,879,472
Vantagepoint International Fund Class T	5,735,772	67,739,462
Vantagepoint Low Duration Bond Fund Class T	1,431,722	14,531,978
Vantagepoint Mid/Small Company Index Fund Class T	1,992,471	41,682,491
Vantagepoint Select Value Fund Class T	287,962	3,950,834

Total Affiliated Mutual Funds
(Cost $405,674,919)		481,362,882

EXCHANGE TRADED FUND—2.8%
Vanguard FTSE Emerging Markets ETF
(Cost $13,703,490)	325,450	14,036,658

MONEY MARKET FUND—0.1%
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class, 0.09%
(Cost $484,083)	¥484,083	484,083

TOTAL INVESTMENTS—100.0%
(Cost $419,862,492)		495,883,623
Other assets less liabilities—(0.0%)		(151,908)

NET ASSETS—100.0%		$495,731,715

Legend to the Schedule of Investments:

¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS

June 30, 2014 (Unaudited)

Vantagepoint Milestone 2035 Fund	Shares	Value
AFFILIATED MUTUAL FUNDS—96.7%
Vantagepoint Aggressive Opportunities Fund Class T	229,826	$3,091,162
Vantagepoint Core Bond Index Fund Class T	2,931,666	30,049,573
Vantagepoint Discovery Fund Class T	272,120	3,132,100
Vantagepoint Diversifying Strategies Fund	4,768,222	51,830,568
Vantagepoint Equity Income Fund Class T	5,655,318	67,524,493
Vantagepoint Growth & Income Fund Class T	2,922,225	41,232,601
Vantagepoint Growth Fund Class T	2,982,222	39,544,260
Vantagepoint High Yield Fund Class T	683,046	6,864,615
Vantagepoint Inflation Focused Fund Class T	31,545	345,730
Vantagepoint International Fund Class T	4,548,817	53,721,534
Vantagepoint Low Duration Bond Fund Class T	129,058	1,309,935
Vantagepoint Mid/Small Company Index Fund Class T	1,554,233	32,514,550
Vantagepoint Select Value Fund Class T	224,088	3,074,493

Total Affiliated Mutual Funds
(Cost $276,752,066)		334,235,614

EXCHANGE TRADED FUND—3.2%
Vanguard FTSE Emerging Markets ETF
(Cost $10,741,914)	254,500	10,976,585

MONEY MARKET FUND—0.1%
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class, 0.09%
(Cost $345,441)	¥345,441	345,441

TOTAL INVESTMENTS—100.0%
(Cost $287,839,421)		345,557,640
Other assets less liabilities—(0.0%)		(52,165)

NET ASSETS—100.0%		$345,505,475

Legend to the Schedule of Investments:

¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS

June 30, 2014 (Unaudited)

Vantagepoint Milestone 2040 Fund	Shares	Value
AFFILIATED MUTUAL FUNDS—96.6%
Vantagepoint Aggressive Opportunities Fund Class T	242,944	$3,267,603
Vantagepoint Core Bond Index Fund Class T	973,002	9,973,268
Vantagepoint Discovery Fund Class T	288,858	3,324,759
Vantagepoint Diversifying Strategies Fund	4,636,778	50,401,782
Vantagepoint Equity Income Fund Class T	6,307,712	75,314,080
Vantagepoint Growth & Income Fund Class T	2,960,127	41,767,389
Vantagepoint Growth Fund Class T	3,137,879	41,608,276
Vantagepoint High Yield Fund Class T	383,518	3,854,355
Vantagepoint International Fund Class T	4,824,955	56,982,720
Vantagepoint Mid/Small Company Index Fund Class T	1,642,725	34,365,810
Vantagepoint Select Value Fund Class T	237,396	3,257,076

Total Affiliated Mutual Funds
(Cost $262,608,268)		324,117,118

EXCHANGE TRADED FUND—3.4%
Vanguard FTSE Emerging Markets ETF
(Cost $11,083,495)	263,150	11,349,660

MONEY MARKET FUND—0.1%
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class, 0.09%
(Cost $464,181)	¥464,181	464,181

TOTAL INVESTMENTS—100.1%
(Cost $274,155,944)		335,930,959
Other assets less liabilities—(0.1%)		(244,828)

NET ASSETS—100.0%		$335,686,131

Legend to the Schedule of Investments:

¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS

June 30, 2014 (Unaudited)

Vantagepoint Milestone 2045 Fund	Shares	Value
AFFILIATED MUTUAL FUNDS—96.3%
Vantagepoint Aggressive Opportunities Fund Class T	89,378	$1,202,137
Vantagepoint Discovery Fund Class T	104,681	1,204,874
Vantagepoint Diversifying Strategies Fund	1,660,987	18,054,927
Vantagepoint Equity Income Fund Class T	2,411,452	28,792,736
Vantagepoint Growth & Income Fund Class T	972,451	13,721,282
Vantagepoint Growth Fund Class T	1,259,904	16,706,323
Vantagepoint High Yield Fund Class T	119,391	1,199,880
Vantagepoint International Fund Class T	1,771,953	20,926,767
Vantagepoint Mid/Small Company Index Fund Class T	601,161	12,576,280
Vantagepoint Select Value Fund Class T	87,491	1,200,378

Total Affiliated Mutual Funds
(Cost $99,364,890)		115,585,584

EXCHANGE TRADED FUND—3.6%
Vanguard FTSE Emerging Markets ETF
(Cost $4,149,273)	99,750	4,302,218

MONEY MARKET FUND—0.2%
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class, 0.09%
(Cost $234,295)	¥234,295	234,295

TOTAL INVESTMENTS—100.1%
(Cost $103,748,458)		120,122,097
Other assets less liabilities—(0.1%)		(79,972)

NET ASSETS—100.0%		$120,042,125

Legend to the Schedule of Investments:

¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS

June 30, 2014 (Unaudited)

Vantagepoint Milestone 2050 Fund	Shares	Value
AFFILIATED MUTUAL FUNDS—96.3%
Vantagepoint Aggressive Opportunities Fund Class T	24,491	$329,400
Vantagepoint Discovery Fund Class T	28,619	329,408
Vantagepoint Diversifying Strategies Fund	454,520	4,940,633
Vantagepoint Equity Income Fund Class T	661,100	7,893,535
Vantagepoint Growth & Income Fund Class T	266,421	3,759,206
Vantagepoint Growth Fund Class T	344,705	4,570,792
Vantagepoint High Yield Fund Class T	32,861	330,249
Vantagepoint International Fund Class T	486,121	5,741,093
Vantagepoint Mid/Small Company Index Fund Class T	164,524	3,441,835
Vantagepoint Select Value Fund Class T	23,994	329,194

Total Affiliated Mutual Funds
(Cost $29,160,409)		31,665,345

EXCHANGE TRADED FUND—3.6%
Vanguard FTSE Emerging Markets ETF
(Cost $1,123,242)	27,250	1,175,292

MONEY MARKET FUND—0.3%
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class, 0.09%
(Cost $86,175)	¥86,175	86,175

TOTAL INVESTMENTS—100.2%
(Cost $30,369,826)		32,926,812
Other assets less liabilities—(0.2%)		(66,743)

NET ASSETS—100.0%		$32,860,069

Legend to the Schedule of Investments:

¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to financial statements

The Vantagepoint Funds are distributed by ICMA-RC Services LLC, a wholly owned broker-dealer subsidiary of ICMA-RC, and member FINRA/SIPC.

VANTAGEPOINT FUNDS

ICMA RETIREMENT CORPORATION
777 NORTH CAPITOL STREET, NE
WASHINGTON, DC 20002-4240
TOLL-FREE 1-800-669-7400
PARA ASISTENCIA EN ESPAÑOL LLAME AL 1-800-669-8216
WWW.ICMARC.ORG

SAR000-001-21809-201408-188

Item 2 (Code of Ethics):

Sub-item 2a. Not applicable

Sub-item 2c. Not applicable.

Sub-item 2d. Not applicable.

Sub-item 2e. Not applicable.

Sub-item 2f. Not applicable.

Item 3 (Audit Committee Financial Expert): Not applicable.

Item 4 (Principal Accountant Fees and Services): Not applicable.

Item 5 (Audit Committee of Listed Registrants): Not applicable to this registrant.

Item 6 (Investments):

Sub-item 6a. Not applicable; included under Item 1 above.

Sub-item 6b. Not applicable; the registrant did not divest itself of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

Item 7 (Disclosure of Proxy Voting Policies & Procedures for Closed-end Management Investment Companies): Not applicable to this registrant.

Item 8 (Portfolio Managers of Closed-End Management Investment Companies): Not applicable to this registrant.

Item 9 (Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers): Not applicable to this registrant.

Item 10 (Submission of Matters to a Vote of Security Holders): Not applicable.

Item 11 (Controls and Procedures):

Sub-item 11a. The principal executive and principal financial officers have concluded that the registrant’s disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing of this report.

Sub-item 11b. There was no change in the registrant’s internal control over financial reporting that occurred during the most recent fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to affect, the registrant’s internal control over financial reporting.

Item 12 (Exhibits):

Sub-item 12a(1). Not applicable.

Sub-item 12a(2). The certification exhibits are attached.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Vantagepoint Funds

By:	/s/ Joan McCallen
Joan McCallen, Principal Executive Officer

Date:	8/29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities, and on the dates indicated.

By:	/s/ Joan McCallen
Joan McCallen, Principal Executive Officer

Date:	8/29, 2014

By:	/s/ Elizabeth Glista
Elizabeth Glista, Principal Financial Officer

Date:	8/29, 2014